UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.6%
92,446		BorgWarner, Inc	$4,320,926
149,477		Delphi Automotive plc	13,515,710
234,852		Gentex Corp	3,997,181
70,467		Lear Corp	10,442,505
10,958	*	Tesla, Inc	3,544,584
28,391		Visteon Corp	3,166,732
		TOTAL AUTOMOBILES & COMPONENTS	38,987,638

BANKS - 0.6%
130,895		East West Bancorp, Inc	7,458,397
121,034	*	Western Alliance Bancorp	6,097,693
		TOTAL BANKS	13,556,090

CAPITAL GOODS - 10.2%
107,179		3M Co	21,561,199
57,443		Allison Transmission Holdings, Inc	2,171,345
155,055		Boeing Co	37,594,635
180,321		Caterpillar, Inc	20,547,578
59,930		Cummins, Inc	10,062,247
127,978		Deere & Co	16,417,018
49,575		Donaldson Co, Inc	2,354,317
136,474		Fortune Brands Home & Security, Inc	8,962,248
60,930		General Dynamics Corp	11,962,387
46,123		General Electric Co	1,181,210
21,320		Graco, Inc	2,473,973
149,230		Honeywell International, Inc	20,313,188
50,916		Huntington Ingalls	10,494,297
47,744		Illinois Tool Works, Inc	6,718,058
3,698		Ingersoll-Rand plc	324,980
23,765		Lincoln Electric Holdings, Inc	2,073,734
42,272		Lockheed Martin Corp	12,348,919
21,253		Nordson Corp	2,699,131
63,439		Northrop Grumman Corp	16,692,704
46,337		Raytheon Co	7,959,306
75,547		Rockwell Automation, Inc	12,467,521
13,466		Rockwell Collins, Inc	1,434,533
28,502		Stanley Works	4,009,946
64,631		Toro Co	4,594,618
28,050	*	United Rentals, Inc	3,336,828
59,190	*	Univar, Inc	1,837,258
23,890		W.W. Grainger, Inc	3,983,419
		TOTAL CAPITAL GOODS	246,576,597
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
269,754	*	Copart, Inc	$8,494,553
182,770		Waste Management, Inc	13,735,166
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	22,229,719

CONSUMER DURABLES & APPAREL - 1.9%
250,873		Hanesbrands, Inc	5,750,009
89,692		Hasbro, Inc	9,496,589
158,381		Leggett & Platt, Inc	7,630,797
212,512	*	Michael Kors Holdings Ltd	7,743,937
124,960		Nike, Inc (Class B)	7,378,888
79,241		Tupperware Corp	4,810,721
19,828		Whirlpool Corp	3,527,005
		TOTAL CONSUMER DURABLES & APPAREL	46,337,946

CONSUMER SERVICES - 3.8%
115,985		Darden Restaurants, Inc	9,728,822
359,326		Extended Stay America, Inc	7,103,875
203,810		H&R Block, Inc	6,216,205
134,164		Las Vegas Sands Corp	8,265,844
5,485		Marriott International, Inc (Class A)	571,482
151,048		McDonald's Corp	23,433,587
162,449		Starbucks Corp	8,768,997
510,353		Wendy's	7,879,850
99,375		Wyndham Worldwide Corp	10,371,769
13,760	*	Yum China Holdings, Inc	492,470
124,640		Yum! Brands, Inc	9,407,827
		TOTAL CONSUMER SERVICES	92,240,728

DIVERSIFIED FINANCIALS - 4.8%
17,257		Ameriprise Financial, Inc	2,500,194
157,423		Charles Schwab Corp	6,753,447
29,395		Factset Research Systems, Inc	4,915,432
118,580		IntercontinentalExchange Group, Inc	7,910,472
138,203		Invesco Ltd	4,805,318
488,000		iShares Russell 1000 Growth Index Fund	59,389,600
92,753		Lazard Ltd (Class A)	4,332,493
32,672		Legg Mason, Inc	1,307,207
45,319		LPL Financial Holdings, Inc	2,073,797
76,509		MSCI, Inc (Class A)	8,335,656
10,733		S&P Global, Inc	1,648,481
1,733		SEI Investments Co	97,932
58,150		State Street Corp	5,421,324
73,338		T Rowe Price Group, Inc	6,066,519
		TOTAL DIVERSIFIED FINANCIALS	115,557,872

ENERGY - 0.3%
65,166		Cabot Oil & Gas Corp	1,620,678
6,405	*	Devon Energy Corp	213,351
75,804		Halliburton Co	3,217,122
3,907		Oneok, Inc	221,019
51,418		Williams Cos, Inc	1,634,064
		TOTAL ENERGY	6,906,234
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.1%
113,651	*	Sprouts Farmers Market, Inc	$2,735,580
9,424		Whole Foods Market, Inc	393,546
		TOTAL FOOD & STAPLES RETAILING	3,129,126

FOOD, BEVERAGE & TOBACCO - 4.2%
310,448		Altria Group, Inc	20,169,806
89,963		Campbell Soup Co	4,752,745
418,920		Coca-Cola Co	19,203,293
43,195		Costco Wholesale Corp	6,846,840
117,906		General Mills, Inc	6,562,648
97,384		Hershey Co	10,255,509
74,308		Kellogg Co	5,052,944
234,463		PepsiCo, Inc	27,340,730
		TOTAL FOOD, BEVERAGE & TOBACCO	100,184,515

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
118,430		AmerisourceBergen Corp	11,111,103
130,578		Baxter International, Inc	7,897,357
7,591		Becton Dickinson & Co	1,528,827
15,780	*	Boston Scientific Corp	420,064
90,542	*	Centene Corp	7,190,846
118,145	*	Cerner Corp	7,604,994
91,237		Cigna Corp	15,835,094
46,201	*	HCA Holdings, Inc	3,711,788
61,903		Humana, Inc	14,311,974
41,822	*	Idexx Laboratories, Inc	6,961,690
16,844		Stryker Corp	2,477,752
236,861		UnitedHealth Group, Inc	45,432,308
52,190	*	WellCare Health Plans, Inc	9,237,108
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	133,720,905

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
55,352	*,e	Herbalife Ltd	3,681,462
75,820		Kimberly-Clark Corp	9,337,991
55,056		Nu Skin Enterprises, Inc (Class A)	3,488,348
32,854		Spectrum Brands, Inc	3,792,666
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20,300,467

INSURANCE - 1.5%
65,469		Allstate Corp	5,957,679
7,892		Aon plc	1,090,438
47,946		Assurant, Inc	5,047,275
154,388		Marsh & McLennan Cos, Inc	12,037,633
19,964		RenaissanceRe Holdings Ltd	2,932,911
180,240		XL Group Ltd	8,002,656
		TOTAL INSURANCE	35,068,592

MATERIALS - 4.3%
108,489		Avery Dennison Corp	10,081,883
59,465		Celanese Corp (Series A)	5,718,749
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

177,999		Chemours Co	$8,474,532
202,326		EI du Pont de Nemours & Co	16,633,221
506,081	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	7,398,904
259,100		Huntsman Corp	6,897,242
39,631		International Paper Co	2,178,912
79,290		LyondellBasell Industries AF S.C.A	7,143,236
26,549		Monsanto Co	3,101,454
7,137		NewMarket Corp	3,283,805
181,145	*	Owens-Illinois, Inc	4,329,366
93,518		Packaging Corp of America	10,238,351
5,506		Praxair, Inc	716,661
27,735		Sherwin-Williams Co	9,354,183
75,849		Silgan Holdings, Inc	2,298,225
157,990		Steel Dynamics, Inc	5,594,426
		TOTAL MATERIALS	103,443,150

MEDIA - 3.4%
123,768	*	AMC Networks, Inc	7,914,963
38,337		CBS Corp (Class B)	2,523,725
5,036	*	Charter Communications, Inc	1,973,659
717,834		Comcast Corp (Class A)	29,036,385
2,297	*	DISH Network Corp (Class A)	147,077
215,279	*	Live Nation, Inc	8,023,448
95,370		Omnicom Group, Inc	7,509,434
44,011		Twenty-First Century Fox, Inc	1,280,720
217,049		Walt Disney Co	23,860,197
		TOTAL MEDIA	82,269,608

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
269,371		AbbVie, Inc	18,831,727
17,066	*	Akorn, Inc	573,759
26,840	*	Alexion Pharmaceuticals, Inc	3,686,205
66,868		Amgen, Inc	11,669,135
28,706	*	Biogen Idec, Inc	8,312,970
4,470	*	BioMarin Pharmaceutical, Inc	392,153
6,907	*	Bioverativ, Inc	428,027
32,554		Bristol-Myers Squibb Co	1,852,323
127,032	*	Celgene Corp	17,201,403
46,099	*	Charles River Laboratories International, Inc	4,526,922
108,674		Eli Lilly & Co	8,982,993
243,083		Gilead Sciences, Inc	18,496,185
12,917	*	Incyte Corp	1,721,707
7,383	*	Ionis Pharmaceuticals, Inc	386,869
45,802		Johnson & Johnson	6,078,841
9,645	*	Regeneron Pharmaceuticals, Inc	4,741,675
46,862		Thermo Fisher Scientific, Inc	8,225,687
77,102	*	Vertex Pharmaceuticals, Inc	11,705,626
59,099	*	Waters Corp	10,250,130
2,769		Zoetis, Inc	173,118
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	138,237,455

REAL ESTATE - 1.5%
54,157		American Tower Corp	7,383,224
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

25,349		Crown Castle International Corp	$2,549,602
33,918		Digital Realty Trust, Inc	3,912,102
4,471		Equinix, Inc	2,015,214
16,335		Equity Lifestyle Properties, Inc	1,426,046
142,218		Gaming and Leisure Properties, Inc	5,395,751
159,219		Outfront Media, Inc	3,641,339
6,878		Public Storage, Inc	1,413,910
56,710		Simon Property Group, Inc	8,988,535
		TOTAL REAL ESTATE	36,725,723

RETAILING - 7.8%
83,999	*	Amazon.com, Inc	82,972,532
20,207	*	Burlington Stores, Inc	1,758,615
29,194	*	Dollar Tree, Inc	2,104,304
32,186		Expedia, Inc	5,036,144
54,499		Gap, Inc	1,298,711
235,313		Home Depot, Inc	35,202,825
58,795	*	Liberty Interactive Corp	1,407,552
134,901		Lowe's Companies, Inc	10,441,337
63,919	*	NetFlix, Inc	11,611,526
47,314	e	Nordstrom, Inc	2,298,041
1,829	*	O'Reilly Automotive, Inc	373,665
8,243	*	Priceline.com, Inc	16,720,925
97,109		Ross Stores, Inc	5,372,070
115,239		TJX Companies, Inc	8,102,454
8,473	*	Ulta Beauty, Inc	2,128,502
27,977		Williams-Sonoma, Inc	1,298,972
		TOTAL RETAILING	188,128,175

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
396,870		Applied Materials, Inc	17,585,310
113,850		Broadcom Ltd	28,082,241
114,182		Kla-Tencor Corp	10,576,679
86,151		Lam Research Corp	13,737,638
233,230		Maxim Integrated Products, Inc	10,597,971
93,596	*	Micron Technology, Inc	2,631,919
101,489		NVIDIA Corp	16,492,977
104,386		Skyworks Solutions, Inc	10,946,960
302,104		Texas Instruments, Inc	24,585,224
38,449		Versum Materials, Inc	1,355,712
16,388		Xilinx, Inc	1,036,705
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	137,629,336

SOFTWARE & SERVICES - 23.0%
156,570		Accenture plc	20,169,347
282,831		Activision Blizzard, Inc	17,473,299
57,112	*	Adobe Systems, Inc	8,366,337
14,221		Alliance Data Systems Corp	3,433,376
59,363	*	Alphabet, Inc (Class A)	56,127,717
60,290	*	Alphabet, Inc (Class C)	56,099,845
70,303		Automatic Data Processing, Inc	8,359,730
178,769		Booz Allen Hamilton Holding Co	6,131,777
44,675	*	Citrix Systems, Inc	3,528,431
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,621		Cognizant Technology Solutions Corp (Class A)	$666,928
36,273		DST Systems, Inc	1,991,388
163,132		DXC Technology Co	12,786,286
131,361	*	Electronic Arts, Inc	15,335,083
43,518	*	Euronet Worldwide, Inc	4,204,274
454,360	*	Facebook, Inc	76,900,430
137,169	*	First Data Corp	2,559,573
26,416	*	Fiserv, Inc	3,394,456
148,905	*	GoDaddy, Inc	6,399,937
144,754		International Business Machines Corp	20,941,561
106,432		Intuit, Inc	14,603,535
220,821		MasterCard, Inc (Class A)	28,220,924
1,624,195		Microsoft Corp	118,078,977
89,392	*	PayPal Holdings, Inc	5,233,902
116,483	*	Red Hat, Inc	11,516,674
83,236		Sabre Corp	1,842,013
109,394	*	salesforce.com, Inc	9,932,975
14,007	*	ServiceNow, Inc	1,547,073
2,122		Total System Services, Inc	134,662
294,723		Visa, Inc (Class A)	29,342,622
379,048		Western Union Co	7,486,198
5,805	*	Workday, Inc	592,748
		TOTAL SOFTWARE & SERVICES	553,402,078

TECHNOLOGY HARDWARE & EQUIPMENT - 9.0%
33,124		Amphenol Corp (Class A)	2,537,961
1,105,225		Apple, Inc	164,380,114
130,510		CDW Corp	8,278,249
255,295		Corning, Inc	7,439,296
75,630	*	F5 Networks, Inc	9,132,323
71,214		Harris Corp	8,151,867
87,786		Motorola, Inc	7,960,435
52,740	*	NCR Corp	1,996,209
76,767		NetApp, Inc	3,333,223
21,461		Western Digital Corp	1,826,760
21,393	*	Zebra Technologies Corp (Class A)	2,176,096
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	217,212,533

TELECOMMUNICATION SERVICES - 0.8%
99,490	*	T-Mobile US, Inc	6,134,554
252,708		Verizon Communications, Inc	12,231,067
		TOTAL TELECOMMUNICATION SERVICES	18,365,621

TRANSPORTATION - 2.0%
4,855		Alaska Air Group, Inc	413,792
133,870		American Airlines Group, Inc	6,752,403
28,456		Copa Holdings S.A. (Class A)	3,570,090
43,024		CSX Corp	2,122,804
15,026		FedEx Corp	3,125,859
202,013		Southwest Airlines Co	11,213,741
128,760		Union Pacific Corp	13,257,129
72,476		United Parcel Service, Inc (Class B)	7,993,378
		TOTAL TRANSPORTATION	48,449,196

		TOTAL COMMON STOCKS	2,398,659,304
		(Cost $1,776,645,849)
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.7%
$17,250,000	Federal Home Loan Bank (FHLB)	0.800%	08/01/17	$17,250,000
	TOTAL GOVERNMENT AGENCY DEBT			17,250,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
6,102,222	c	State Street Navigator Securities Lending Government Money Market Portfolio	6,102,222
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,102,222

		TOTAL SHORT-TERM INVESTMENTS	23,352,222
		(Cost $23,352,222)
		TOTAL INVESTMENTS - 100.4%	2,422,011,526
		(Cost $1,799,998,071)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%	(10,409,878)
		NET ASSETS - 100.0%	$2,411,601,648

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,919,634.
7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.9%
234,953	BorgWarner, Inc	$10,981,703
393,550	Ford Motor Co	4,415,631
324,778	General Motors Co	11,685,512
292,076	Goodyear Tire & Rubber Co	9,203,315
61,347	Lear Corp	9,091,012
	TOTAL AUTOMOBILES & COMPONENTS	45,377,173

BANKS - 11.3%
2,278,771	Bank of America Corp	54,963,956
661,551	Citigroup, Inc	45,283,166
322,929	Citizens Financial Group, Inc	11,328,349
131,164	East West Bancorp, Inc	7,473,725
756,351	JPMorgan Chase & Co	69,433,022
112,358	PacWest Bancorp	5,395,431
110,382	PNC Financial Services Group, Inc	14,217,202
77,232	Popular, Inc	3,254,556
238,715	SunTrust Banks, Inc	13,675,982
39,775	TFS Financial Corp	635,605
153,260	US Bancorp	8,089,063
797,298	Wells Fargo & Co	43,006,254
	TOTAL BANKS	276,756,311

CAPITAL GOODS - 7.5%
33,851	Crane Co	2,555,751
70,575	Cummins, Inc	11,849,543
191,469	Eaton Corp	14,982,449
40,040	Emerson Electric Co	2,386,784
83,991	Fortune Brands Home & Security, Inc	5,515,689
6,564	General Dynamics Corp	1,288,710
1,108,182	General Electric Co	28,380,541
76,488	Honeywell International, Inc	10,411,547
33,935	Huntington Ingalls	6,994,343
91,052	Ingersoll-Rand plc	8,001,650
11,998	Lockheed Martin Corp	3,504,976
177,063	Masco Corp	6,751,412
131,700	Oshkosh Truck Corp	9,068,862
143,418	Owens Corning, Inc	9,616,177
3,488	PACCAR, Inc	238,754
35,559	Raytheon Co	6,107,969
24,755	Regal-Beloit Corp	2,063,329
9,715	Roper Industries, Inc	2,258,349
48,392	Snap-On, Inc	7,462,046
163,523	Spirit Aerosystems Holdings, Inc (Class A)	9,881,695
40,773	Stanley Works	5,736,353
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

242,738		Terex Corp	$9,556,595
144,967		United Technologies Corp	17,188,737
		TOTAL CAPITAL GOODS	181,802,261

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
68,960		Manpower, Inc	7,389,064
75,855		Republic Services, Inc	4,871,408
96,989		Waste Management, Inc	7,288,723
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	19,549,195

CONSUMER DURABLES & APPAREL - 0.1%
23,466		Hasbro, Inc	2,484,580
1,198		Lennar Corp (Class A)	62,823
		TOTAL CONSUMER DURABLES & APPAREL	2,547,403

CONSUMER SERVICES - 1.8%
201,884		Carnival Corp	13,481,813
428,350		Extended Stay America, Inc	8,468,480
301,985		H&R Block, Inc	9,210,542
105,579		Royal Caribbean Cruises Ltd	11,937,818
		TOTAL CONSUMER SERVICES	43,098,653

DIVERSIFIED FINANCIALS - 7.6%
35,311		Affiliated Managers Group, Inc	6,561,843
32,178		AGNC Investment Corp	681,530
153,378		Ally Financial, Inc	3,472,478
130,561		American Express Co	11,127,714
44,130		Ameriprise Financial, Inc	6,393,554
164,835		Annaly Capital Management, Inc	1,982,965
87,881		Bank of New York Mellon Corp	4,660,329
11,479		BlackRock, Inc	4,896,138
162,039		Capital One Financial Corp	13,964,521
1,780		CME Group, Inc	218,264
173,124		Discover Financial Services	10,550,177
17,114	*	E*TRADE Financial Corp	701,674
4,452		Franklin Resources, Inc	199,361
47,398		Goldman Sachs Group, Inc	10,680,191
28,092		Invesco Ltd	976,759
751,000		iShares Russell 1000 Value Index Fund	88,017,200
120,662		Lazard Ltd (Class A)	5,636,122
197,281		Morgan Stanley	9,252,479
9,392		New Residential Investment Corp	159,664
12,122		Northern Trust Corp	1,060,796
14,127		Starwood Property Trust, Inc	311,359
38,809		State Street Corp	3,618,163
20,696		Synchrony Financial	627,503
		TOTAL DIVERSIFIED FINANCIALS	185,750,784

ENERGY - 9.6%
108,819		Anadarko Petroleum Corp	4,969,764
46,208	*	Andeavor	4,599,082
22,668	*	Antero Resources Corp	467,414
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

80,622		Apache Corp	$3,989,177
82,530		Baker Hughes a GE Co	3,044,532
93,893		Cabot Oil & Gas Corp	2,335,119
367,286		Chevron Corp	40,103,958
1,237		Cimarex Energy Co	122,500
32,944	*	Concho Resources, Inc	4,291,285
240,551		ConocoPhillips	10,913,799
29,883	*	Devon Energy Corp	995,403
14,700	*	Diamondback Energy, Inc	1,409,436
28,955	*	Energen Corp	1,542,722
101,479		EOG Resources, Inc	9,654,712
33,528		EQT Corp	2,135,734
823,852		Exxon Mobil Corp	65,941,114
7,970		Halliburton Co	338,247
15,438	e	Helmerich & Payne, Inc	781,472
54,916		Hess Corp	2,445,959
373,640		Kinder Morgan, Inc	7,633,465
138,062		Marathon Petroleum Corp	7,730,091
12,962		National Oilwell Varco, Inc	423,987
93,431		Noble Energy, Inc	2,701,090
148,338		Occidental Petroleum Corp	9,186,572
40,253		Oceaneering International, Inc	1,032,489
15,264	*	Parsley Energy, Inc	446,930
84,675		Phillips 66	7,091,531
32,818		Pioneer Natural Resources Co	5,352,616
270,130		Schlumberger Ltd	18,530,918
296,663	*	Southwestern Energy Co	1,690,979
109,820		Valero Energy Corp	7,574,285
154,860		Williams Cos, Inc	4,921,451
13,172		World Fuel Services Corp	425,983
		TOTAL ENERGY	234,823,816

FOOD & STAPLES RETAILING - 2.8%
301,554		CVS Health Corp	24,103,211
173,753		Walgreens Boots Alliance, Inc	14,016,655
389,960		Wal-Mart Stores, Inc	31,192,900
		TOTAL FOOD & STAPLES RETAILING	69,312,766

FOOD, BEVERAGE & TOBACCO - 2.5%
11,186		Coca-Cola Co	512,766
436		Ingredion, Inc	53,768
26,307		Kraft Heinz Co	2,300,810
105,642		Mondelez International, Inc	4,650,361
53,189		PepsiCo, Inc	6,202,369
241,363		Philip Morris International, Inc	28,169,476
50,390		Pilgrim’s Pride Corp	1,223,973
123,706		Pinnacle Foods, Inc	7,345,662
185,526		Tyson Foods, Inc (Class A)	11,754,928
		TOTAL FOOD, BEVERAGE & TOBACCO	62,214,113

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
163,067		Abbott Laboratories	8,019,635
16,051		Aetna Inc	2,476,830
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

83,047		Anthem, Inc	$15,464,182
131,876	*	Centene Corp	10,473,592
41,663		Cigna Corp	7,231,030
2,090		Cooper Cos, Inc	509,688
24,826		Danaher Corp	2,023,071
154,216	*	DaVita, Inc	9,990,113
204,082	*	Express Scripts Holding Co	12,783,697
149,732	*	HCA Holdings, Inc	12,029,469
67,796	*	Hologic, Inc	2,997,261
36,294		Humana, Inc	8,391,173
87,006		McKesson Corp	14,083,661
155,956		Medtronic plc	13,095,625
97,647	*	Premier, Inc	3,407,880
45,159		Quest Diagnostics, Inc	4,891,171
87,539		Universal Health Services, Inc (Class B)	9,701,948
34,963	*	WellCare Health Plans, Inc	6,188,101
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	143,758,127

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
35,085		Colgate-Palmolive Co	2,533,137
25,351		Kimberly-Clark Corp	3,122,229
382,080		Procter & Gamble Co	34,700,506
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	40,355,872

INSURANCE - 8.9%
101,030		Aflac, Inc	8,057,142
118,933		Allstate Corp	10,822,903
73,305		American Financial Group, Inc	7,433,127
189,354		American International Group, Inc	12,393,219
19,333	*	Arch Capital Group Ltd	1,880,328
10,121		Assurant, Inc	1,065,438
216,590		Assured Guaranty Ltd	9,748,716
170,364	*	Athene Holding Ltd	8,608,493
326,485	*	Berkshire Hathaway, Inc (Class B)	57,125,081
90,328		Chubb Ltd	13,229,439
15,981		CNA Financial Corp	830,213
39,540		Everest Re Group Ltd	10,374,901
121,315		First American Financial Corp	5,872,859
162,049		Lincoln National Corp	11,839,300
10,675		Loews Corp	519,659
329,081		Metlife, Inc	18,099,455
195,199		Old Republic International Corp	3,829,804
175,846		Principal Financial Group	11,737,720
139,636		Prudential Financial, Inc	15,810,984
69,885		Travelers Cos, Inc	8,951,570
		TOTAL INSURANCE	218,230,351

MATERIALS - 4.1%
55,448		Air Products & Chemicals, Inc	7,881,933
92,755		Avery Dennison Corp	8,619,722
75,055		Celanese Corp (Series A)	7,218,039
201,740		Dow Chemical Co	12,959,777
51,944		Eastman Chemical Co	4,319,663
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

535,784		Graphic Packaging Holding Co	$7,066,991
347,628		Huntsman Corp	9,253,858
114,047		International Paper Co	6,270,304
136,907		LyondellBasell Industries AF S.C.A	12,333,952
6,047		NewMarket Corp	2,782,285
114,860	*	Owens-Illinois, Inc	2,745,154
1,846		Praxair, Inc	240,275
284,516		Steel Dynamics, Inc	10,074,712
153,918		WestRock Co	8,837,972
		TOTAL MATERIALS	100,604,637

MEDIA - 2.3%
100,658		Cinemark Holdings, Inc	3,915,596
268,456		Comcast Corp (Class A)	10,859,045
88,688	*	Discovery Communications, Inc (Class A)	2,181,725
30,951		John Wiley & Sons, Inc (Class A)	1,710,043
55,344	*	Liberty SiriusXM Group (Class A)	2,553,019
73,034	*	Liberty SiriusXM Group (Class C)	3,359,564
39,090		News Corp (Class B)	574,623
356,153		Regal Entertainment Group (Class A)	6,774,030
69,582		Time Warner, Inc	7,126,588
117,868		Twenty-First Century Fox, Inc	3,429,959
43,024		Twenty-First Century Fox, Inc (Class B)	1,234,358
9,189		Viacom, Inc (Class B)	320,880
115,817		Walt Disney Co	12,731,763
		TOTAL MEDIA	56,771,193

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
31,403		Allergan plc	7,923,919
119,956		Amgen, Inc	20,933,522
17,572		Bristol-Myers Squibb Co	999,847
133,539		Gilead Sciences, Inc	10,160,982
458,878		Johnson & Johnson	60,902,288
502,736		Merck & Co, Inc	32,114,776
908,908		Pfizer, Inc	30,139,389
6,508		Thermo Fisher Scientific, Inc	1,142,349
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	164,317,072

REAL ESTATE - 3.8%
17,455		Alexandria Real Estate Equities, Inc	2,116,419
25,928		American Campus Communities, Inc	1,242,988
52,852		American Homes 4 Rent	1,216,125
30,254		Apartment Investment & Management Co (Class A)	1,378,070
26,714		AvalonBay Communities, Inc	5,138,438
25,398		Boston Properties, Inc	3,070,872
144,240		Brandywine Realty Trust	2,424,674
283,746		Brixmor Property Group, Inc	5,558,584
16,707		Camden Property Trust	1,498,618
57,100		Corporate Office Properties Trust	1,900,859
65,991		CubeSmart	1,627,338
25,178		CyrusOne, Inc	1,503,378
42,603		DCT Industrial Trust, Inc	2,400,253
9,259		Digital Realty Trust, Inc	1,067,933
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

109,007		Douglas Emmett, Inc	$4,170,608
24,668		Empire State Realty Trust, Inc	515,315
23,342	*	Equity Commonwealth	737,140
69,169		Equity Residential	4,707,642
12,675		Essex Property Trust, Inc	3,317,048
3,587		Extra Space Storage, Inc	285,167
131,895		Gaming and Leisure Properties, Inc	5,004,096
354,889		Host Marriott Corp	6,622,229
65,529		Hudson Pacific Properties	2,144,109
26,492		Invitation Homes, Inc	564,809
567	*	JBG SMITH Properties	20,117
18,698		Kilroy Realty Corp	1,297,828
19,870		Lamar Advertising Co	1,402,226
21,971		Mid-America Apartment Communities, Inc	2,274,658
73,221		Piedmont Office Realty Trust, Inc	1,538,373
125,614		Prologis, Inc	7,638,587
157,087		Retail Properties of America, Inc	2,078,261
39,518		Simon Property Group, Inc	6,263,603
19,231		SL Green Realty Corp	1,985,985
13,892		Sun Communities, Inc	1,236,527
173,575		Tanger Factory Outlet Centers, Inc	4,587,587
56,462		UDR, Inc	2,207,100
1,134		Vornado Realty Trust	89,983
1,176		Welltower, Inc	86,307
		TOTAL REAL ESTATE	92,919,854

RETAILING - 1.6%
72,220		Best Buy Co, Inc	4,213,315
48,643	*	Burlington Stores, Inc	4,233,400
89,550		Dollar General Corp	6,730,578
3,519		Foot Locker, Inc	166,062
75,134		GameStop Corp (Class A)	1,629,656
96,338		Gap, Inc	2,295,734
5,299		Kohl’s Corp	219,114
19,886		L Brands, Inc	922,512
47,122	*	Liberty Interactive Corp	1,128,101
258,519		Staples, Inc	2,623,968
186,538		Target Corp	10,571,108
99,561		Williams-Sonoma, Inc	4,622,617
		TOTAL RETAILING	39,356,165

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
866,591		Intel Corp	30,737,982
539,727	*	ON Semiconductor Corp	8,068,919
145,026		Qualcomm, Inc	7,713,933
251,602		Teradyne, Inc	8,702,913
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	55,223,747

SOFTWARE & SERVICES - 2.6%
59,296		Amdocs Ltd	3,982,912
427,662	*	eBay, Inc	15,280,363
83,260	*	First American Corp	3,792,493
26,205		International Business Machines Corp	3,791,078
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

74,654		LogMeIn, Inc	$8,693,458
425,357		Oracle Corp	21,238,075
327,846		Sabre Corp	7,255,232
		TOTAL SOFTWARE & SERVICES	64,033,611

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
170,550	*	ARRIS International plc	4,768,578
1,090,615		Cisco Systems, Inc	34,299,842
437,712		Corning, Inc	12,754,928
781,697		HP, Inc	14,930,413
316,302		Jabil Circuit, Inc	9,647,211
353,025		Juniper Networks, Inc	9,867,049
99,334		Motorola, Inc	9,007,607
218,586		NetApp, Inc	9,491,004
139,997		Western Digital Corp	11,916,544
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	116,683,176

TELECOMMUNICATION SERVICES - 2.0%
986,679		AT&T, Inc	38,480,481
221,104		Verizon Communications, Inc	10,701,434
		TOTAL TELECOMMUNICATION SERVICES	49,181,915

TRANSPORTATION - 1.8%
64,325		Alaska Air Group, Inc	5,482,420
21,115		American Airlines Group, Inc	1,065,040
15,661		Copa Holdings S.A. (Class A)	1,964,829
235,166		Delta Air Lines, Inc	11,607,794
304,147	*	JetBlue Airways Corp	6,669,944
21,925		Norfolk Southern Corp	2,468,316
89,085		Union Pacific Corp	9,172,192
69,483	*	United Continental Holdings, Inc	4,702,609
		TOTAL TRANSPORTATION	43,133,144

UTILITIES - 5.0%
686,443		AES Corp	7,674,433
123,472		American Electric Power Co, Inc	8,709,715
43,841		Atmos Energy Corp	3,803,645
296,758		Centerpoint Energy, Inc	8,365,608
54,221		CMS Energy Corp	2,507,179
121,944		Dominion Resources, Inc	9,411,638
34,722		DTE Energy Co	3,717,337
136,108		Duke Energy Corp	11,585,513
86,308		Edison International	6,790,713
34,839		Entergy Corp	2,672,848
93,654		Eversource Energy	5,693,227
123,567		Exelon Corp	4,737,559
153,720		FirstEnergy Corp	4,905,205
105,070		NextEra Energy, Inc	15,349,676
99,310		PG&E Corp	6,722,294
184,229		PPL Corp	7,061,498
25,512		SCANA Corp	1,642,207
37,386		Southern Co	1,791,911
73,625		UGI Corp	3,715,854
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

98,592		Xcel Energy, Inc			$4,664,388
		TOTAL UTILITIES			121,522,448

		TOTAL COMMON STOCKS			2,427,323,787
		(Cost $2,055,715,198)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.7%
$15,800,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	15,800,000
		TOTAL GOVERNMENT AGENCY DEBT			15,800,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
812,291	c	State Street Navigator Securities Lending Government Money Market Portfolio			812,291
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			812,291

		TOTAL SHORT-TERM INVESTMENTS			16,612,291
		(Cost $16,612,291)
		TOTAL INVESTMENTS - 100.1%			2,443,936,078
		(Cost $2,072,327,489)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(3,423,583)
		NET ASSETS - 100.0%			$2,440,512,495

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $773,625.
15

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.4%
244,051		Delphi Automotive plc	$22,067,091
		TOTAL AUTOMOBILES & COMPONENTS	22,067,091

BANKS - 8.5%
3,271,382		Banca Intesa S.p.A.	11,261,496
4,611,712		Bank of America Corp	111,234,494
1,037,103		Citigroup, Inc	70,989,700
1,054,457		Citizens Financial Group, Inc	36,990,351
312,218		Comerica, Inc	22,576,484
97,398		First Republic Bank	9,771,941
1,573,668		Huntington Bancshares, Inc	20,851,101
2,206,379		ING Groep NV	41,223,622
1,457,498		JPMorgan Chase & Co	133,798,316
1,004,595		Wells Fargo & Co	54,187,854
801,524		Zions Bancorporation	36,325,068
		TOTAL BANKS	549,210,427

CAPITAL GOODS - 8.8%
309,096		AGCO Corp	22,298,186
53,495		Boeing Co	12,970,398
377,604	*,n	Caesarstone Sdot-Yam Ltd	13,253,901
395,191		Caterpillar, Inc	45,032,014
1,429,356		CNH Industrial NV (NYSE)	16,466,181
211,878	n	Emerson Electric Co	12,630,048
182,328		Equifax, Inc	26,517,784
259,772		Fortive Corp	16,817,639
617,100	*	Gardner Denver Holdings, Inc	14,168,616
147,949	n	General Dynamics Corp	29,046,827
1,728,998	n	General Electric Co	44,279,639
554,314	n	Honeywell International, Inc	75,453,222
631,856		Kennametal, Inc	23,315,486
137,816	n	Northrop Grumman Corp	36,263,524
390,432		PACCAR, Inc	26,725,070
275,479		Parker-Hannifin Corp	45,724,004
303,199		Raytheon Co	52,080,492
157,542		Rockwell Automation, Inc	25,999,156
180,424	*,n	WABCO Holdings, Inc	24,820,930
		TOTAL CAPITAL GOODS	563,863,117

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
541,035	n	Waste Management, Inc	40,658,780
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	40,658,780
16

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 3.3%
504,413	n	Coach, Inc	$23,778,029
561,408		DR Horton, Inc	20,036,652
234,062	n	Hasbro, Inc	24,782,485
134,281	*,n	Mohawk Industries, Inc	33,434,626
720,517		Newell Rubbermaid, Inc	37,985,656
252,360	n	PVH Corp	30,104,024
466,792		Sony Corp	19,177,829
687,011	*,g	Spin Master Corp	21,060,806
		TOTAL CONSUMER DURABLES & APPAREL	210,360,107

CONSUMER SERVICES - 1.2%
348,826		Carnival Corp	23,294,600
293,117	n	Hilton Worldwide Holdings, Inc	18,328,606
291,612	n	MGM Resorts International	9,602,783
201,391	n	Wynn Resorts Ltd	26,047,912
		TOTAL CONSUMER SERVICES	77,273,901

DIVERSIFIED FINANCIALS - 2.4%
521,399		American Express Co	44,438,837
686,080		Blackstone Group LP	22,949,376
270,205	n	CME Group, Inc	33,132,537
1,194,846		Morgan Stanley	56,038,277
		TOTAL DIVERSIFIED FINANCIALS	156,559,027

ENERGY - 5.9%
500,694		Chevron Corp	54,670,778
356,175	*	Concho Resources, Inc	46,395,355
1,103,628	*	Continental Resources, Inc	36,894,284
295,825		Delek US Holdings, Inc	7,723,991
261,375	*	Diamondback Energy, Inc	25,060,635
665,350		EOG Resources, Inc	63,301,399
517,075		Exxon Mobil Corp	41,386,683
788,885	*	Parsley Energy, Inc	23,098,553
137,770	n	Pioneer Natural Resources Co	22,470,287
596,292	*	RSP Permian, Inc	20,488,593
551,240		Williams Cos, Inc	17,518,407
2,132,554	*	WPX Energy, Inc	22,988,932
		TOTAL ENERGY	381,997,897

FOOD & STAPLES RETAILING - 0.4%
318,580		Wal-Mart Stores, Inc	25,483,214
		TOTAL FOOD & STAPLES RETAILING	25,483,214

FOOD, BEVERAGE & TOBACCO - 6.3%
775,268		Coca-Cola European Partners plc (Class A)	33,514,836
754,417	n	ConAgra Foods, Inc	25,831,238
112,506		Constellation Brands, Inc (Class A)	21,753,035
253,100	n	Costco Wholesale Corp	40,118,881
225,154		Fresh Del Monte Produce, Inc	11,588,676
166,966		Hershey Co	17,583,190
419,258		Kraft Heinz Co	36,668,305
17

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

757,521		Mondelez International, Inc	$33,346,074
852,213	*,n	Monster Beverage Corp	44,954,236
446,431		PepsiCo, Inc	52,058,319
599,960		Philip Morris International, Inc	70,021,331
346,008	n	Pinnacle Foods, Inc	20,545,955
		TOTAL FOOD, BEVERAGE & TOBACCO	407,984,076

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
198,379		Anthem, Inc	36,940,153
627,510		Baxter International, Inc	37,951,805
1,878,499	*	Boston Scientific Corp	50,005,643
284,001		Cigna Corp	49,291,214
296,321	*,n	Edwards Lifesciences Corp	34,130,253
155,663		Humana, Inc	35,989,285
148,668	*,n	Idexx Laboratories, Inc	24,747,275
26,618	*	Intuitive Surgical, Inc	24,974,605
251,449	*,n	NuVasive, Inc	16,542,830
220,200		STERIS plc	18,023,370
92,627		Stryker Corp	13,625,432
270,593	n	Universal Health Services, Inc (Class B)	29,989,822
144,733	*,n	WellCare Health Plans, Inc	25,616,294
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	397,827,981

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
251,184	*	Central Garden & Pet Co	8,037,888
573,146		Colgate-Palmolive Co	41,381,141
109,495		L'Oreal S.A.	22,685,199
633,111		Procter & Gamble Co	57,499,141
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	129,603,369

INSURANCE - 2.5%
643,536		American International Group, Inc	42,119,431
451,366		Chubb Ltd	66,107,065
718,166		Lincoln National Corp	52,469,208
		TOTAL INSURANCE	160,695,704

MATERIALS - 3.2%
95,638		Chemours Co	4,553,325
1,037,087		Dow Chemical Co	66,622,469
437,347	n	FMC Corp	33,404,564
659,129	n	International Paper Co	36,238,913
237,651	n	Praxair, Inc	30,932,654
51,557	n	Sherwin-Williams Co	17,388,629
283,867		WR Grace & Co	19,575,468
		TOTAL MATERIALS	208,716,022

MEDIA - 3.1%
360,033		CBS Corp (Class B)	23,700,973
2,148,882		Comcast Corp (Class A)	86,922,277
190,073	*,n	DISH Network Corp (Class A)	12,170,374
851,922	n	Viacom, Inc (Class B)	29,749,116
447,687		Walt Disney Co	49,214,232
		TOTAL MEDIA	201,756,972
18

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
392,311	n	AbbVie, Inc	$27,426,462
171,767		Allergan plc	43,341,967
638,520		AstraZeneca plc (ADR)	19,270,533
209,032		Bayer AG.	26,476,239
228,530	*,n	BioMarin Pharmaceutical, Inc	20,048,937
134,504	*	Bluebird Bio, Inc	12,677,002
424,064		Bristol-Myers Squibb Co	24,129,242
368,282	*,n	Celgene Corp	49,869,066
230,343	*,n	Clovis Oncology, Inc	19,535,390
291,748		Eli Lilly & Co	24,115,890
134,928	*,n	Incyte Corp	17,984,553
297,495		Ipsen	38,077,774
146,802	*	Jazz Pharmaceuticals plc	22,550,255
53,710		Lonza Group AG.	12,765,502
1,120,317		Merck & Co, Inc	71,565,850
421,212		Novo Nordisk AS	17,913,900
1,044,621		Pfizer, Inc	34,639,632
48,708	*,n	Regeneron Pharmaceuticals, Inc	23,945,827
244,326	*	Seattle Genetics, Inc	12,338,463
118,798	*,n	TESARO, Inc	15,165,753
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	533,838,237

REAL ESTATE - 0.4%
93,485	*,n	SBA Communications Corp	12,858,862
280,697		Weyerhaeuser Co	9,268,615
		TOTAL REAL ESTATE	22,127,477

RETAILING - 5.6%
138,219	*	Amazon.com, Inc	136,529,964
639,703	n	Home Depot, Inc	95,699,568
432,053		Industria De Diseno Textil S.A.	17,150,079
209,843	*,n	NetFlix, Inc	38,120,080
21,094	*	Priceline.com, Inc	42,789,179
113,753	*,n	Ulta Beauty, Inc	28,575,891
		TOTAL RETAILING	358,864,761

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
979,505		Applied Materials, Inc	43,401,867
222,625		Broadcom Ltd	54,912,683
884,294		Intel Corp	31,365,908
368,034		Microchip Technology, Inc	29,457,441
343,531	*	Microsemi Corp	17,891,095
133,176		Monolithic Power Systems, Inc	13,626,568
325,895		NVIDIA Corp	52,961,196
154,464		Xilinx, Inc	9,771,393
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	253,388,151

SOFTWARE & SERVICES - 15.7%
168,418	*	Adobe Systems, Inc	24,671,553
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

179,225	*	Alphabet, Inc (Class C)	$166,768,863
104,194		Dassault Systemes S.A.	10,221,186
267,425	n	DXC Technology Co	20,960,772
160,185	*,n	Electronic Arts, Inc	18,699,997
758,715	*	Facebook, Inc	128,412,514
279,427	*	IAC/InterActiveCorp	29,236,447
479,567		MasterCard, Inc (Class A)	61,288,663
2,422,040		Microsoft Corp	176,082,308
81,395	*,n	MicroStrategy, Inc (Class A)	10,948,441
463,765	*	Nutanix, Inc	9,852,687
1,468,438		Oracle Corp	73,319,109
608,371	*	PayPal Holdings, Inc	35,620,122
194,689	*,n	Proofpoint, Inc	16,595,290
580,279	*	salesforce.com, Inc	52,689,333
146,256	*	ServiceNow, Inc	16,153,975
1,021,520	n	Symantec Corp	31,656,905
395,013	*,n	Take-Two Interactive Software, Inc	31,395,633
847,899		Tencent Holdings Ltd	33,843,009
417,519	*	Twitter, Inc	6,717,881
289,690	*	Ubisoft Entertainment	18,330,280
288,040	*,e	VMware, Inc (Class A)	26,704,188
358,852	*	Yelp, Inc	11,673,456
		TOTAL SOFTWARE & SERVICES	1,011,842,612

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
1,551,537	n	Apple, Inc	230,760,098
711,249	*	Ciena Corp	18,314,662
1,473,580		Cisco Systems, Inc	46,344,091
128,480		Cognex Corp	12,213,309
963,290	*	Flextronics International Ltd	15,403,007
234,415	*,n	Itron, Inc	17,112,295
185,154		National Instruments Corp	7,617,236
892,025	*,n	Pure Storage, Inc	10,766,742
156,982	n	Universal Display Corp	18,932,029
1,706,322	*	Viavi Solutions, Inc	18,718,352
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	396,181,821

TELECOMMUNICATION SERVICES - 1.8%
2,178,770		AT&T, Inc	84,972,030
461,763	*	T-Mobile US, Inc	28,472,307
		TOTAL TELECOMMUNICATION SERVICES	113,444,337

TRANSPORTATION - 1.5%
870,442	n	CSX Corp	42,947,608
348,225		DSV AS	22,483,390
160,576	n	FedEx Corp	33,404,625
		TOTAL TRANSPORTATION	98,835,623

UTILITIES - 1.6%
330,399		American Water Works Co, Inc	26,795,359
329,161		NextEra Energy, Inc	48,087,131
217,650	n	Sempra Energy	24,596,626
		TOTAL UTILITIES	99,479,116

		TOTAL COMMON STOCKS	6,422,059,820
		(Cost $4,673,069,925)
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE

PURCHASED OPTIONS - 0.0%

CONSUMER DURABLES & APPAREL - 0.0%
62,500	Mattel, Inc	$6,250
	TOTAL CONSUMER DURABLES & APPAREL	6,250

ENERGY - 0.0%
33,000	Continental Resources, Inc	9,075
	TOTAL ENERGY	9,075

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
20,000	Church & Dwight Co, Inc	20,000
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20,000

MATERIALS - 0.0%
33,700	Dow Chemical Co	1,011
23,500	Huntsman Corp	31,725
31,600	Monsanto Co	188,020
	TOTAL MATERIALS	220,756

MEDIA - 0.0%
58,500	DISH Network Corp	263,250
	TOTAL MEDIA	263,250

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
48,900	Bristol-Myers Squibb Co	29,829
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	29,829

SOFTWARE & SERVICES - 0.0%
22,700	Symantec Corp	19,068
	TOTAL SOFTWARE & SERVICES	19,068

	TOTAL PURCHASED OPTIONS	568,228
	(Cost $720,860)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.2%
$16,800,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	16,800,000
		TOTAL GOVERNMENT AGENCY DEBT			16,800,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
24,071,879	c	State Street Navigator Securities Lending Government Money Market Portfolio			24,071,879
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			24,071,879

		TOTAL SHORT-TERM INVESTMENTS			40,871,879
		(Cost $40,871,879)
21

TIAA-CREF FUNDS - Growth & Income Fund

VALUE

TOTAL INVESTMENTS - 100.4%	$6,463,499,927
(Cost $4,714,662,664)
OTHER ASSETS & LIABILITIES, NET - (0.4)%	(23,455,637)
NET ASSETS - 100.0%	$6,440,044,290

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,658,479.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2017, the aggregate value of these securities was $21,060,806 or 0.3% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
22

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 0.8%
107,658	*	Tesla, Inc	$34,824,133
		TOTAL AUTOMOBILES & COMPONENTS	34,824,133

BANKS - 1.5%
2,134,687		Bank of America Corp	51,488,651
144,023		JPMorgan Chase & Co	13,221,311
		TOTAL BANKS	64,709,962

CAPITAL GOODS - 4.9%
145,997		Boeing Co	35,398,433
180,503	*	Gardner Denver Holdings, Inc	4,144,349
125,963		General Dynamics Corp	24,730,316
153,611		Northrop Grumman Corp	40,419,662
365,244		Parker-Hannifin Corp	60,623,199
66,362		Rockwell Automation, Inc	10,951,721
171,703		Roper Industries, Inc	39,914,079
		TOTAL CAPITAL GOODS	216,181,759

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
370,919	*	IHS Markit Ltd	17,303,371
389,745		Nielsen NV	16,762,933
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	34,066,304

CONSUMER DURABLES & APPAREL - 1.5%
381,772	*	Lululemon Athletica, Inc	23,532,426
752,383		Nike, Inc (Class B)	44,428,216
		TOTAL CONSUMER DURABLES & APPAREL	67,960,642

CONSUMER SERVICES - 3.2%
772,695		Marriott International, Inc (Class A)	80,507,092
582,056		MGM Resorts International	19,167,104
749,402		Starbucks Corp	40,452,720
		TOTAL CONSUMER SERVICES	140,126,916

DIVERSIFIED FINANCIALS - 0.3%
201,686		IntercontinentalExchange Group, Inc	13,454,473
		TOTAL DIVERSIFIED FINANCIALS	13,454,473

ENERGY - 1.0%
349,641	*	Concho Resources, Inc	45,544,237
		TOTAL ENERGY	45,544,237
23

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 1.0%
552,908	*	Monster Beverage Corp	$29,165,897
263,517		Pinnacle Foods, Inc	15,647,640
		TOTAL FOOD, BEVERAGE & TOBACCO	44,813,537

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
710,085	*	Cerner Corp	45,708,171
97,488	*	Intuitive Surgical, Inc	91,469,091
112,911	*	NuVasive, Inc	7,428,415
571,012		UnitedHealth Group, Inc	109,525,812
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	254,131,489

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
673,098		Estee Lauder Cos (Class A)	66,629,971
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	66,629,971

MATERIALS - 3.2%
374,379		Albemarle Corp	43,353,088
409,862		Monsanto Co	47,880,079
154,316		Sherwin-Williams Co	52,046,157
		TOTAL MATERIALS	143,279,324

MEDIA - 3.0%
2,044,895		Comcast Corp (Class A)	82,716,003
467,518		Walt Disney Co	51,394,254
		TOTAL MEDIA	134,110,257

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.8%
394,882	*	Alexion Pharmaceuticals, Inc	54,233,094
176,649		Allergan plc	44,573,842
261,578	*	BioMarin Pharmaceutical, Inc	22,948,238
463,722	*,n	Celgene Corp	62,792,596
309,861		Eli Lilly & Co	25,613,110
394,900		Gilead Sciences, Inc	30,047,941
257,488	*	Illumina, Inc	44,764,289
164,933		Ipsen	21,110,544
132,175	*	Jazz Pharmaceuticals plc	20,303,402
174,478		Lonza Group AG.	41,468,988
387,460		Novo Nordisk AS	16,478,447
62,548	*	Regeneron Pharmaceuticals, Inc	30,749,848
375,902	*	Vertex Pharmaceuticals, Inc	57,069,442
792,377		Zoetis, Inc	49,539,410
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	521,693,191

RETAILING - 9.6%
165,038	*	Amazon.com, Inc	163,021,236
326,982		Expedia, Inc	51,162,874
665,540		Gap, Inc	15,859,818
578,602	n	Home Depot, Inc	86,558,859
366,830	*	NetFlix, Inc	66,638,338
20,069	*	Priceline.com, Inc	40,709,966
		TOTAL RETAILING	423,951,091
24

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
289,466	*	Advanced Micro Devices, Inc	$3,939,632
999,545		Applied Materials, Inc	44,289,839
427,202		Broadcom Ltd	105,373,645
129,066		Lam Research Corp	20,580,865
285,952		NVIDIA Corp	46,470,059
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	220,654,040

SOFTWARE & SERVICES - 37.2%
755,646		Activision Blizzard, Inc	46,683,810
1,032,504	*	Adobe Systems, Inc	151,251,511
293,433	*	Alibaba Group Holding Ltd (ADR)	45,467,443
100,376	*	Alphabet, Inc (Class A)	94,905,508
165,149	*	Alphabet, Inc (Class C)	153,671,145
1,232,496	*	eBay, Inc	44,037,082
1,174,651	*	Facebook, Inc	198,809,682
240,788	*	Gartner, Inc	30,897,916
403,220	*	IAC/InterActiveCorp	42,188,909
972,685		Intuit, Inc	133,462,109
822,663		MasterCard, Inc (Class A)	105,136,331
2,826,683		Microsoft Corp	205,499,854
826,110	*	PayPal Holdings, Inc	48,368,741
404,759	*	Red Hat, Inc	40,018,522
1,026,803	*	salesforce.com, Inc	93,233,712
219,335	g	Scout24 AG.	8,355,936
2,162,900		Tencent Holdings Ltd	86,329,909
1,231,045		Visa, Inc (Class A)	122,562,840
		TOTAL SOFTWARE & SERVICES	1,650,880,960

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
1,103,120		Apple, Inc	164,067,038
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	164,067,038

TELECOMMUNICATION SERVICES - 1.0%
695,077	*	T-Mobile US, Inc	42,858,448
		TOTAL TELECOMMUNICATION SERVICES	42,858,448

TRANSPORTATION - 2.3%
815,787		Delta Air Lines, Inc	40,267,246
188,491		FedEx Corp	39,211,783
216,991		Union Pacific Corp	22,341,393
		TOTAL TRANSPORTATION	101,820,422

		TOTAL COMMON STOCKS	4,385,758,194
		(Cost $2,871,666,610)

PURCHASED OPTIONS - 0.0%

RETAILING - 0.0%
54,000		Home Depot, Inc	162,000
		TOTAL RETAILING	162,000

		TOTAL PURCHASED OPTIONS	162,000
		(Cost $349,380)
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.1%

GOVERNMENT AGENCY DEBT - 0.1%
$6,450,000	Federal Home Loan Bank (FHLB)	0.800%	08/01/17	$6,450,000
	TOTAL GOVERNMENT AGENCY DEBT			6,450,000

	TOTAL SHORT-TERM INVESTMENTS			6,450,000
	(Cost $6,450,000)
	TOTAL INVESTMENTS - 99.1%			4,392,370,194
	(Cost $2,878,465,990)
	OTHER ASSETS & LIABILITIES, NET - 0.9%			40,014,930
	NET ASSETS - 100.0%			$4,432,385,124

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2017, the aggregate value of these securities was $8,355,936 or 0.2% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
26

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.2%
1,535,215		General Motors Co	$55,237,036
1,330,634		Peugeot S.A.	28,622,903
		TOTAL AUTOMOBILES & COMPONENTS	83,859,939

BANKS - 11.9%
9,356,538		Banca Intesa S.p.A.	32,209,205
8,282,524		Bank of America Corp	199,774,479
2,063,300		Citigroup, Inc	141,232,885
618,012		Citizens Financial Group, Inc	21,679,861
625,187		Comerica, Inc	45,207,272
308,125		Hilltop Holdings, Inc	7,712,369
290,370		Huntington Bancshares, Inc	3,847,402
1,108,066		JPMorgan Chase & Co	101,720,459
2,711,809		Regions Financial Corp	39,592,411
790,663		TCF Financial Corp	12,460,849
3,098,423		Wells Fargo & Co	167,128,937
1,060,292		Zions Bancorporation	48,052,433
		TOTAL BANKS	820,618,562

CAPITAL GOODS - 7.0%
1,160,201	*	Colfax Corp	47,893,097
461,505		Eaton Corp	36,112,766
900,795		Fortive Corp	58,317,469
826,831	*	Gardner Denver Holdings, Inc	18,984,040
3,842,656		General Electric Co	98,410,420
179,811	*	Herc Holdings, Inc	8,159,823
206,499		L3 Technologies, Inc	36,131,130
460,546		Masco Corp	17,560,619
446,666	*	SPX Corp	12,292,248
720,377	*	SPX FLOW, Inc	25,544,569
1,201,303		Terex Corp	47,295,299
1,539,245		Triumph Group, Inc	39,404,672
253,112		United Technologies Corp	30,011,490
313,148	*	USG Corp	8,467,522
		TOTAL CAPITAL GOODS	484,585,164

CONSUMER DURABLES & APPAREL - 2.2%
3,773,800		Cyrela Brazil Realty S.A.	14,812,741
1,462,188		Mattel, Inc	29,273,004
188,677		PVH Corp	22,507,279
958,303		Pulte Homes, Inc	23,401,759
874,330	*	Skechers U.S.A., Inc (Class A)	24,559,930
291,406		Sony Corp	11,972,215
27

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

611,725		Sony Corp (ADR)	$25,123,546
		TOTAL CONSUMER DURABLES & APPAREL	151,650,474

CONSUMER SERVICES - 2.4%
560,281		Carnival Corp	37,415,565
1,248,697		Extended Stay America, Inc	24,686,740
1,024,266		MGM Resorts International	33,729,079
732,664		Red Rock Resorts, Inc	17,510,670
895,346		Restaurant Brands International, Inc	53,344,715
		TOTAL CONSUMER SERVICES	166,686,769

DIVERSIFIED FINANCIALS - 5.1%
367,405		American Express Co	31,313,928
193,248		Bank of New York Mellon Corp	10,247,941
111,626		Capital One Financial Corp	9,619,929
1,059,073		Deutsche Bank AG. (Registered)	18,859,604
371,926		Goldman Sachs Group, Inc	83,806,086
390,260		Legg Mason, Inc	15,614,303
1,256,078		Morgan Stanley	58,910,058
952,324		State Street Corp	88,785,166
1,066,926		Synchrony Financial	32,349,196
		TOTAL DIVERSIFIED FINANCIALS	349,506,211

ENERGY - 11.0%
234,153		Anadarko Petroleum Corp	10,693,767
246,694		Arch Coal, Inc	18,766,012
2,797	*,e	California Resources Corp	22,712
5,585,905		Cenovus Energy, Inc	46,977,461
989,620		Chevron Corp	108,056,608
228,329	*	Continental Resources, Inc	7,633,038
8,953	*	Diamondback Energy, Inc	858,414
1,197,835		EOG Resources, Inc	113,962,022
892,694		Exxon Mobil Corp	71,451,228
961,210	*,e	Jagged Peak Energy, Inc	13,610,734
2,309,420	*	Matador Resources Co	56,026,529
3,777,819	*,e	MEG Energy Corp	15,514,284
2,023,877		Nabors Industries Ltd	15,604,092
368,903	*	Newfield Exploration Co	10,598,583
1,290,889	*	Parsley Energy, Inc	37,797,230
818,344		Plains All American Pipeline LP	21,579,731
550,876		Plains GP Holdings LP	15,060,950
322,407	e	RPC, Inc	6,677,049
1,038,116	*	RSP Permian, Inc	35,669,666
1,656,041	*	Transocean Ltd (NYSE)	14,324,755
10,366,610	*,e	Weatherford International Ltd	46,235,080
2,588,712		Williams Cos, Inc	82,269,267
770,154	*	WPX Energy, Inc	8,302,260
		TOTAL ENERGY	757,691,472

FOOD & STAPLES RETAILING - 2.1%
778,546	*	US Foods Holding Corp	21,916,070
991,506		Walgreens Boots Alliance, Inc	79,984,789
541,014		Wal-Mart Stores, Inc	43,275,710
		TOTAL FOOD & STAPLES RETAILING	145,176,569
28

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.9%
852,128		ConAgra Foods, Inc	$29,176,863
1,117,684		Kraft Heinz Co	97,752,643
411,825		Lamb Weston Holdings, Inc	18,112,064
61,702		Molson Coors Brewing Co (Class B)	5,490,244
2,532,915		Mondelez International, Inc	111,498,918
823,351		Philip Morris International, Inc	96,093,295
863,234		Pinnacle Foods, Inc	51,258,835
5,479		Snyder's-Lance, Inc	190,614
		TOTAL FOOD, BEVERAGE & TOBACCO	409,573,476

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
2,145,875		Abbott Laboratories	105,534,133
48,426		Anthem, Inc	9,017,405
94,133		Baxter International, Inc	5,693,164
920,466	*	Boston Scientific Corp	24,502,805
777,594		Cardinal Health, Inc	60,076,912
306,412		Cigna Corp	53,180,867
225,806	*	Laboratory Corp of America Holdings	35,882,831
266,415		Medtronic plc	22,370,868
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	316,258,985

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
901,505		Procter & Gamble Co	81,874,684
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	81,874,684

INSURANCE - 5.6%
397,342		Allstate Corp	36,158,122
1,437,505		American International Group, Inc	94,084,702
370,541	*	Berkshire Hathaway, Inc (Class B)	64,833,559
407,601		Chubb Ltd	59,697,243
561,108		Hartford Financial Services Group, Inc	30,860,940
1,174,164		Metlife, Inc	64,579,020
188,997		Travelers Cos, Inc	24,208,626
181,950		W.R. Berkley Corp	12,549,091
		TOTAL INSURANCE	386,971,303

MATERIALS - 6.0%
27,556		Acerinox S.A.	353,766
4,151,574	*,e	AK Steel Holding Corp	23,497,909
315,695		Ashland Global Holdings, Inc	20,510,704
201,842	*	Berry Plastics Group, Inc	11,319,299
884,177		Dow Chemical Co	56,799,530
345,797		EI du Pont de Nemours & Co	28,427,971
2,154,791		First Quantum Minerals Ltd	23,816,339
523,834	*	GCP Applied Technologies, Inc	15,872,170
3,468,696	*	Louisiana-Pacific Corp	87,098,957
1,215,128		Olin Corp	35,821,973
518,238	*,e	Ramaco Resources, Inc	3,270,082
866,663		Valvoline, Inc	19,647,250
29

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

250,143		Westlake Chemical Corp	$17,600,062
988,392		WR Grace & Co	68,159,512
		TOTAL MATERIALS	412,195,524

MEDIA - 1.4%
800,031		CBS Corp (Class B)	52,666,040
256,197	*	DISH Network Corp (Class A)	16,404,294
135,829		Time Warner, Inc	13,911,606
125,333		Walt Disney Co	13,777,857
		TOTAL MEDIA	96,759,797

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
814,869		Agilent Technologies, Inc	48,721,018
400,210	*	Alexion Pharmaceuticals, Inc	54,964,841
367,671		Allergan plc	92,774,423
284,107		Amgen, Inc	49,579,513
636,462		Bristol-Myers Squibb Co	36,214,688
547,385	*	Endo International plc	6,032,182
687,846		Gilead Sciences, Inc	52,338,202
740,132		Johnson & Johnson	98,230,319
984,210		Merck & Co, Inc	62,871,335
1,485,574	*	Mylan NV	57,922,530
3,153,367		Pfizer, Inc	104,565,650
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	664,214,701

REAL ESTATE - 0.8%
49,900		AvalonBay Communities, Inc	9,598,265
351,250		HCP, Inc	11,117,062
1,096,989		MGM Growth Properties LLC	32,832,881
70,269	*	Quality Care Properties, Inc	1,181,925
		TOTAL REAL ESTATE	54,730,133

RETAILING - 1.0%
3,137,196	*	Groupon, Inc	11,795,857
11,456,000	*	Hengdeli Holdings Ltd	1,158,683
4,876,700	*	JC Penney Co, Inc	26,382,947
7,222,800		Via Varejo S.A.	33,330,476
		TOTAL RETAILING	72,667,963

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
3,306,537	*	Advanced Micro Devices, Inc	45,001,969
3,160,282		Advanced Semiconductor Engineering, Inc (ADR)	20,826,258
1,230,038		Intel Corp	43,629,448
539,150	*	Mellanox Technologies Ltd	25,313,093
291,180		Qualcomm, Inc	15,487,864
371,492		Silicon Motion Technology Corp (ADR)	15,272,036
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	165,530,668

SOFTWARE & SERVICES - 5.3%
536,495	*	Conduent, Inc	8,857,532
606,908	*	Dell Technologies, Inc-VMware Inc	39,005,977
1,537,375	*	eBay, Inc	54,930,409
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

241,276	*	IAC/InterActiveCorp	$25,244,708
114,273	*	MicroStrategy, Inc (Class A)	15,370,861
77,701		Nintendo Co Ltd	26,388,383
2,029,493		Oracle Corp	101,332,586
1,758,423	*,e	Pandora Media, Inc	15,737,886
1,476,932		Symantec Corp	45,770,123
1,143,327	*	Teradata Corp	36,380,665
		TOTAL SOFTWARE & SERVICES	369,019,130

TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
1,098,010	*	Ciena Corp	28,273,757
2,398,526		Cisco Systems, Inc	75,433,643
365,633		Corning, Inc	10,654,546
692,629		Hewlett Packard Enterprise Co	12,127,934
1,154,264	*	Infinera Corp	13,539,517
1,043,620		Juniper Networks, Inc	29,169,179
5,955,573		Nokia Corp	38,056,111
1,329,299		Xerox Corp	40,769,600
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	248,024,287

TELECOMMUNICATION SERVICES - 3.9%
4,788,612		AT&T, Inc	186,755,868
1,673,237		Telephone & Data Systems, Inc	47,570,128
731,902		Verizon Communications, Inc	35,424,057
		TOTAL TELECOMMUNICATION SERVICES	269,750,053

TRANSPORTATION - 1.1%
726,667	*,b,m	AMR Corp (Escrow)	7,267
570,186	*	Kirby Corp	34,724,327
1,269,423		Knight Transportation, Inc	45,254,930
		TOTAL TRANSPORTATION	79,986,524

UTILITIES - 3.9%
262,995		American Electric Power Co, Inc	18,551,667
249,869		Duke Energy Corp	21,268,849
189,081		Edison International	14,876,893
2,502,799		Exelon Corp	95,957,314
1,130,973		FirstEnergy Corp	36,089,349
295,543		NextEra Energy, Inc	43,175,877
371,981		PG&E Corp	25,179,394
101,615		Sempra Energy	11,483,511
		TOTAL UTILITIES	266,582,854

		TOTAL COMMON STOCKS	6,853,915,242
		(Cost $5,540,548,174)

PURCHASED OPTIONS - 0.1%

DIVERSIFIED FINANCIALS - 0.1%
3,213,900		Chicago Board Options Exchange SPX Volatility Index	2,410,425
546,400		S&P 500 Index	8,359,920
		TOTAL DIVERSIFIED FINANCIALS	10,770,345

		TOTAL PURCHASED OPTIONS	10,770,345
		(Cost $22,385,684)
31

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 0.3%
$18,500,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	$18,500,000
		TOTAL GOVERNMENT AGENCY DEBT			18,500,000

TREASURY DEBT - 1.0%
48,800,000		United States Treasury Bill	0.920-0.921	08/03/17	48,797,463
21,645,000		United States Treasury Bill	0.957	08/10/17	21,639,870
		TOTAL TREASURY DEBT			70,437,333

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
90,341,870	c	State Street Navigator Securities Lending Government Money Market Portfolio			90,341,870
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			90,341,870

		TOTAL SHORT-TERM INVESTMENTS			179,279,203
		(Cost $179,279,200)
		TOTAL INVESTMENTS - 101.9%			7,043,964,790
		(Cost $5,742,213,058)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(133,370,690)
		NET ASSETS - 100.0%			$6,910,594,100

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $86,676,586.
m	Indicates a security that has been deemed illiquid.
32

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 1.2%
210,491		Delphi Automotive plc	$19,032,596
		TOTAL AUTOMOBILES & COMPONENTS	19,032,596

BANKS - 2.1%
384,132		Citizens Financial Group, Inc	13,475,350
190,666		First Republic Bank	19,129,520
		TOTAL BANKS	32,604,870

CAPITAL GOODS - 17.1%
235,764		A.O. Smith Corp	12,625,162
128,881		Allegion plc	10,470,292
214,886		BWX Technologies, Inc	11,320,195
147,417		Equifax, Inc	21,440,329
397,590		Fastenal Co	17,080,466
328,821		Fortive Corp	21,287,872
186,513		Fortune Brands Home & Security, Inc	12,248,309
433,565	*	Gardner Denver Holdings, Inc	9,954,652
194,000		Ingersoll-Rand plc	17,048,720
352,807		Masco Corp	13,452,531
127,027	*	Middleby Corp	16,599,888
113,255		Owens Corning, Inc	7,593,748
132,934		Parker-Hannifin Corp	22,064,385
94,194		Rockwell Automation, Inc	15,544,836
112,000		Rockwell Collins, Inc	11,931,360
101,229		Roper Industries, Inc	23,531,693
73,428		Snap-On, Inc	11,322,598
25,532		TransDigm Group, Inc	7,203,598
		TOTAL CAPITAL GOODS	262,720,634

CONSUMER DURABLES & APPAREL - 3.5%
201,904		Coach, Inc	9,517,755
420,280		DR Horton, Inc	14,999,793
44,068	*	Mohawk Industries, Inc	10,972,491
337,813		Newell Rubbermaid, Inc	17,809,502
		TOTAL CONSUMER DURABLES & APPAREL	53,299,541

CONSUMER SERVICES - 3.9%
380,732		Melco Crown Entertainment Ltd (ADR)	7,690,786
389,345		MGM Resorts International	12,821,131
548,995		Planet Fitness, Inc	12,440,227
223,932		Restaurant Brands International, Inc	13,341,869
109,816		Wynn Resorts Ltd	14,203,601
		TOTAL CONSUMER SERVICES	60,497,614
33

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 4.6%
55,000		Affiliated Managers Group, Inc	$10,220,650
87,097		Ameriprise Financial, Inc	12,618,613
290,801	e,n	iShares Russell Midcap Growth Index Fund	31,880,514
338,796		Lazard Ltd (Class A)	15,825,161
		TOTAL DIVERSIFIED FINANCIALS	70,544,938

ENERGY - 1.4%
90,719	*	Diamondback Energy, Inc	8,698,138
188,310	*	Parsley Energy, Inc	5,513,717
216,576	*	RSP Permian, Inc	7,441,551
		TOTAL ENERGY	21,653,406

FOOD & STAPLES RETAILING - 0.7%
400,982	*	US Foods Holding Corp	11,287,643
		TOTAL FOOD & STAPLES RETAILING	11,287,643

FOOD, BEVERAGE & TOBACCO - 2.5%
128,248		Dr Pepper Snapple Group, Inc	11,691,088
79,879		Hershey Co	8,412,057
136,964		Kellogg Co	9,313,552
115,559	*	Post Holdings, Inc	9,614,509
		TOTAL FOOD, BEVERAGE & TOBACCO	39,031,206

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
278,645	*,e	Acadia Healthcare Co, Inc	14,748,680
187,134	*	Centene Corp	14,862,182
239,430	*	Cerner Corp	15,412,109
211,170	*	Edwards Lifesciences Corp	24,322,561
178,045	*,n	Insulet Corp	8,957,444
71,202	*	Nevro Corp	6,127,644
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	84,430,620

INSURANCE - 1.1%
346,282		Progressive Corp	16,320,271
		TOTAL INSURANCE	16,320,271

MATERIALS - 7.1%
142,575		Albemarle Corp	16,510,185
82,916		Ashland Global Holdings, Inc	5,387,052
184,922		Avery Dennison Corp	17,184,802
191,775	*	Berry Plastics Group, Inc	10,754,742
301,381		International Paper Co	16,569,927
438,666		Olin Corp	12,931,874
553,378	*	Summit Materials, Inc	15,738,070
96,158		Tronox Ltd	1,863,542
186,604		WR Grace & Co	12,868,212
		TOTAL MATERIALS	109,808,406

MEDIA - 1.0%
719,463		Interpublic Group of Cos, Inc	15,547,595
		TOTAL MEDIA	15,547,595

34

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
245,134	*	BioMarin Pharmaceutical, Inc	$21,505,606
146,865	*	Illumina, Inc	25,532,480
183,998	*	Incyte Corp	24,525,093
76,920	*	Jazz Pharmaceuticals plc	11,815,681
171,423	*	Quintiles Transnational Holdings, Inc	15,522,353
195,509	*	Seattle Genetics, Inc	9,873,205
469,369		Zoetis, Inc	29,344,950
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	138,119,368

REAL ESTATE - 3.0%
91,567		Boston Properties, Inc	11,071,366
150,179		Equity Lifestyle Properties, Inc	13,110,627
242,531		Gaming and Leisure Properties, Inc	9,201,626
10,116	*	Redfin Corp	244,099
92,066	*	SBA Communications Corp	12,663,678
		TOTAL REAL ESTATE	46,291,396

RETAILING - 6.1%
89,192	*	Burlington Stores, Inc	7,762,380
214,856	*	Dollar Tree, Inc	15,486,820
67,690		Expedia, Inc	10,591,454
68,093	*	O'Reilly Automotive, Inc	13,911,400
398,508		Ross Stores, Inc	22,045,463
287,474		Tractor Supply Co	16,133,041
30,348	*	Ulta Beauty, Inc	7,623,721
		TOTAL RETAILING	93,554,279

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
681,124	*	Advanced Micro Devices, Inc	9,270,098
271,840		Analog Devices, Inc	21,478,078
120,148		Lam Research Corp	19,158,800
161,345		Maxim Integrated Products, Inc	7,331,517
126,720		Microchip Technology, Inc	10,142,669
172,880		Silicon Motion Technology Corp (ADR)	7,107,097
118,142		Skyworks Solutions, Inc	12,389,551
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	86,877,810

SOFTWARE & SERVICES - 18.0%
68,830		Alliance Data Systems Corp	16,617,627
62,000	*	Autodesk, Inc	6,868,980
258,763		CDK Global, Inc	17,021,430
308,902	*	Dell Technologies, Inc-VMware Inc	19,853,132
324,096		DXC Technology Co	25,402,645
244,966		Fidelity National Information Services, Inc	22,345,799
120,770	*	Fiserv, Inc	15,518,945
76,008	*	FleetCor Technologies, Inc	11,557,777
346,154	*,e	GrubHub, Inc	15,968,084
140,070	*	Guidewire Software, Inc	10,107,451
169,342	*	IAC/InterActiveCorp	17,718,253
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

116,864	*	Proofpoint, Inc	$9,961,487
216,885	*	RingCentral, Inc	7,547,598
218,715	*	ServiceNow, Inc	24,157,072
720,266		Symantec Corp	22,321,043
30,000	*	Ultimate Software Group, Inc	6,771,300
288,782	*	Vantiv, Inc	18,352,096
2,548,902	*	Zynga, Inc	9,201,536
		TOTAL SOFTWARE & SERVICES	277,292,255

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
182,000		Amphenol Corp (Class A)	13,944,840
483,635	*	Ciena Corp	12,453,601
339,887		Juniper Networks, Inc	9,499,842
147,976	*,n	Lumentum Holdings, Inc	9,263,298
48,163	*	Palo Alto Networks, Inc	6,346,920
371,785	*	Trimble Navigation Ltd	13,915,912
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	65,424,413

TRANSPORTATION - 0.8%
201,295	*	Kirby Corp	12,258,866
		TOTAL TRANSPORTATION	12,258,866

		TOTAL COMMON STOCKS	1,516,597,727
		(Cost $1,245,043,370)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.9%

GOVERNMENT AGENCY DEBT - 1.9%
$29,850,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	29,850,000
		TOTAL GOVERNMENT AGENCY DEBT			29,850,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
15,406,181	c	State Street Navigator Securities Lending Government Money Market Portfolio			15,406,181
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			15,406,181

		TOTAL SHORT-TERM INVESTMENTS			45,256,181
		(Cost $45,256,181)
		TOTAL INVESTMENTS - 101.4%			1,561,853,908
		(Cost $1,290,299,551)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(21,954,991)
		NET ASSETS - 100.0%			$1,539,898,917

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,958,005.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
36

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 1.2%
235,000		Delphi Automotive plc	$21,248,700
151,650		Lear Corp	22,473,014
201,661		Magna International, Inc (Class A)	9,617,213
75,860		Visteon Corp	8,461,424
		TOTAL AUTOMOBILES & COMPONENTS	61,800,351

BANKS - 8.5%
518,933		BankUnited	17,861,674
296,312		Chemical Financial Corp	14,279,275
405,155		CIT Group, Inc	19,305,636
873,811		Citizens Financial Group, Inc	30,653,290
658,016		Comerica, Inc	47,581,137
647,293		East West Bancorp, Inc	36,882,755
320,094		First Republic Bank	32,115,031
1,004,926		Hilltop Holdings, Inc	25,153,298
2,669,979		Huntington Bancshares, Inc	35,377,222
1,137,504		Keycorp	20,520,572
180,424		M&T Bank Corp	29,436,176
930,000		Regions Financial Corp	13,578,000
679,659		SunTrust Banks, Inc	38,937,664
535,053		Synovus Financial Corp	23,264,104
161,878		Wintrust Financial Corp	12,191,032
925,218		Zions Bancorporation	41,930,880
		TOTAL BANKS	439,067,746

CAPITAL GOODS - 8.1%
302,361	*	AerCap Holdings NV	14,845,925
1,255,128	*	Babcock & Wilcox Enterprises, Inc	13,178,844
220,643		Crane Co	16,658,546
290,053		Cummins, Inc	48,699,899
199,017		Fluor Corp	8,643,308
500,068		Hexcel Corp	25,588,480
148,958		Hubbell, Inc	17,694,721
390,741		Ingersoll-Rand plc	34,338,319
576,016		ITT, Inc	23,616,656
193,411	*	JELD-WEN Holding, Inc	6,314,869
619,084		KBR, Inc	9,236,733
365,429		L3 Technologies, Inc	63,939,112
303,537		Masco Corp	11,573,866
160,000	*	Masonite International Corp	12,424,000
121,160		Rockwell Collins, Inc	12,907,175
348,297	*	SPX FLOW, Inc	12,350,612
1,327,467		Textron, Inc	65,218,454
123,846	*	WABCO Holdings, Inc	17,037,494
37

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

90,000	e	Wabtec Corp	$6,782,400
		TOTAL CAPITAL GOODS	421,049,413

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
673,135		Republic Services, Inc	43,228,730
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	43,228,730

CONSUMER DURABLES & APPAREL - 2.7%
450,000		Mattel, Inc	9,009,000
85,000	*	Mohawk Industries, Inc	21,164,150
645,000		Newell Rubbermaid, Inc	34,004,400
7,700	*	NVR, Inc	20,100,388
249,106		Sony Corp	10,234,349
169,288	*	Steven Madden Ltd	6,940,808
621,183	*,e	Tempur Sealy International, Inc	35,823,623
		TOTAL CONSUMER DURABLES & APPAREL	137,276,718

CONSUMER SERVICES - 1.3%
260,000		ARAMARK Holdings Corp	10,363,600
139,896		Darden Restaurants, Inc	11,734,477
550,000		ILG, Inc	14,580,500
190,000		Restaurant Brands International, Inc	11,320,200
193,911		Wyndham Worldwide Corp	20,238,491
		TOTAL CONSUMER SERVICES	68,237,268

DIVERSIFIED FINANCIALS - 3.7%
460,867		Ameriprise Financial, Inc	66,770,411
320,242		Blackstone Mortgage Trust, Inc	9,885,870
1,106,817	*	E*TRADE Financial Corp	45,379,497
223,553		Lazard Ltd (Class A)	10,442,161
1,011,649		MFA Mortgage Investments, Inc	8,588,900
417,487		Raymond James Financial, Inc	34,730,744
570,000		Synchrony Financial	17,282,400
		TOTAL DIVERSIFIED FINANCIALS	193,079,983

ENERGY - 10.0%
220,000		Anadarko Petroleum Corp	10,047,400
338,139	*	Andeavor	33,654,975
279,621		Apache Corp	13,835,647
197,149		Arch Coal, Inc	14,997,124
508,727		Baker Hughes a GE Co	18,766,939
1,550,562	*	Callon Petroleum Co	17,552,362
1,374,571		Capital Product Partners LP	5,154,641
145,000		Cimarex Energy Co	14,359,350
241,029	*	Concho Resources, Inc	31,396,438
470,000	*	Continental Resources, Inc	15,712,100
220,395	*	Diamondback Energy, Inc	21,131,473
161,686	*	Dril-Quip, Inc	7,211,196
529,541	*	Energen Corp	28,213,944
259,697		EQT Corp	16,542,699
685,000		Hess Corp	30,509,900
219,696		HollyFrontier Corp	6,336,033
38

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

466,713		Marathon Petroleum Corp	$26,131,261
830,000	*	Matador Resources Co	20,135,800
235,550		Oceaneering International, Inc	6,041,857
852,066	*	Parsley Energy, Inc	24,948,492
750,383		Patterson-UTI Energy, Inc	14,512,407
173,742		Pioneer Natural Resources Co	28,337,320
444,814		Plains All American Pipeline LP	11,729,745
586,367	*	Rowan Cos plc	6,842,903
389,260	e	RPC, Inc	8,061,575
527,265	*	RSP Permian, Inc	18,116,825
270,095		Targa Resources Investments, Inc	12,535,109
1,450,000	*,e	Transocean Ltd (NYSE)	12,542,500
950,000		Williams Cos, Inc	30,191,000
1,271,773	*	WPX Energy, Inc	13,709,713
		TOTAL ENERGY	519,258,728

FOOD, BEVERAGE & TOBACCO - 5.4%
113,978	*	British American Tobacco plc (ADR)	7,125,930
875,000		Bunge Ltd	68,591,250
929,467		ConAgra Foods, Inc	31,824,950
1,109,354		Cott Corp	17,239,361
341,307		Dean Foods Co	5,119,605
571,227		Lamb Weston Holdings, Inc	25,122,564
331,787		Molson Coors Brewing Co (Class B)	29,522,407
675,000		Pinnacle Foods, Inc	40,081,500
230,000	*	Post Holdings, Inc	19,136,000
563,000		Tyson Foods, Inc (Class A)	35,671,680
		TOTAL FOOD, BEVERAGE & TOBACCO	279,435,247

HEALTH CARE EQUIPMENT & SERVICES - 3.1%
1,656,245	*	Boston Scientific Corp	44,089,242
265,000		Cardinal Health, Inc	20,473,900
325,000	*	Centene Corp	25,811,500
128,272		Healthsouth Corp	5,459,256
150,000		Humana, Inc	34,680,000
126,000	*	WellCare Health Plans, Inc	22,300,740
68,000		Zimmer Holdings, Inc	8,249,760
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	161,064,398

INSURANCE - 7.8%
200,171		Aon plc	27,657,627
206,890	*	Arch Capital Group Ltd	20,122,121
297,096		Argo Group International Holdings Ltd	17,810,905
235,877		Chubb Ltd	34,546,545
90,209		Everest Re Group Ltd	23,669,939
22,016		Fairfax Financial Holdings Ltd	10,485,138
979,678		Hartford Financial Services Group, Inc	53,882,290
163,377		Intact Financial Corp	12,691,448
461,177		Lincoln National Corp	33,693,592
424,733		Marsh & McLennan Cos, Inc	33,116,432
417,480		Principal Financial Group	27,866,790
342,554		ProAssurance Corp	21,169,837
114,598		RenaissanceRe Holdings Ltd	16,835,592
39

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

294,738		UnumProvident Corp	$14,775,216
353,749		Validus Holdings Ltd	19,028,159
804,494		XL Group Ltd	35,719,534
		TOTAL INSURANCE	403,071,165

MATERIALS - 6.8%
300,000		Albemarle Corp	34,740,000
172,260		Ashland Global Holdings, Inc	11,191,732
431,469	*	Berry Plastics Group, Inc	24,196,782
241,967	*	Clearwater Paper Corp	11,892,678
317,550	*	Crown Holdings, Inc	18,884,699
605,577	*	Ferro Corp	11,651,302
1,269,317		First Quantum Minerals Ltd	14,029,427
2,462,189	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	35,997,203
479,018	*	GCP Applied Technologies, Inc	14,514,246
940,000	*	Louisiana-Pacific Corp	23,603,400
369,236		Newmont Mining Corp	13,724,502
769,338		Olin Corp	22,680,084
110,869		Schweitzer-Mauduit International, Inc	4,259,587
725,890		Steel Dynamics, Inc	25,703,765
472,911		Valvoline, Inc	10,720,892
368,790		Westlake Chemical Corp	25,948,064
99,022		WestRock Co	5,685,843
630,000		WR Grace & Co	43,444,800
		TOTAL MATERIALS	352,869,006

MEDIA - 2.1%
240,000		CBS Corp (Class B)	15,799,200
76,130	*	DISH Network Corp (Class A)	4,874,604
289,406	*	EW Scripps Co (Class A)	5,686,828
1,305,000		Interpublic Group of Cos, Inc	28,201,050
38,337	*	Madison Square Garden Co	8,423,406
2,500,000		MDC Partners, Inc	24,750,000
106,126	*	MSG Networks, Inc	2,271,096
448,563		Viacom, Inc (Class B)	15,663,820
		TOTAL MEDIA	105,670,004

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
858,413		Agilent Technologies, Inc	51,324,513
135,000		H Lundbeck AS	8,094,838
108,302		Lonza Group AG.	25,740,634
1,380,000	*	Mylan NV	53,806,200
163,445		PerkinElmer, Inc	10,759,585
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	149,725,770

REAL ESTATE - 8.3%
363,933		American Assets Trust,Inc	14,779,319
369,618		American Campus Communities, Inc	17,719,487
174,812		AvalonBay Communities, Inc	33,625,088
174,729		Boston Properties, Inc	21,126,484
2,100,000		Cousins Properties, Inc	19,299,000
591,359		DDR Corp	6,025,948
579,723	*	Equity Commonwealth	18,307,652
40

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

270,111		Gaming and Leisure Properties, Inc	$10,248,011
669,171		GGP, Inc	15,129,956
1,175,000		HCP, Inc	37,188,750
1,400,594		Host Marriott Corp	26,135,084
608,709		Kennedy-Wilson Holdings, Inc	12,235,051
489,416		Kimco Realty Corp	9,876,415
333,508		Mid-America Apartment Communities, Inc	34,528,083
525,000		Park Hotels & Resorts, Inc	14,138,250
536,893		Prologis, Inc	32,648,464
760,000		STORE Capital Corp	17,776,400
580,000		Ventas, Inc	39,063,000
707,549		Washington Prime Group, Inc	6,382,092
350,110		Weingarten Realty Investors	11,364,571
425,892		Welltower, Inc	31,256,214
		TOTAL REAL ESTATE	428,853,319

RETAILING - 2.7%
18,500	*	AutoZone, Inc	9,986,670
415,000		Dick's Sporting Goods, Inc	15,496,100
2,950,000	*,e	JC Penney Co, Inc	15,959,500
819,957	*	Liberty Interactive Corp	19,629,771
945,181		Macy's, Inc	22,448,049
2,879,008		Office Depot, Inc	16,899,777
645,297		Staples, Inc	6,549,764
424,066		TJX Companies, Inc	29,816,080
		TOTAL RETAILING	136,785,711

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
456,813		Cypress Semiconductor Corp	6,486,745
53,000		Lam Research Corp	8,451,380
400,000	*	Micron Technology, Inc	11,248,000
226,625	*	NXP Semiconductors NV	25,003,536
1,065,450	*	ON Semiconductor Corp	15,928,477
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	67,118,138

SOFTWARE & SERVICES - 2.1%
794,812		CA, Inc	24,670,964
125,000	*	Citrix Systems, Inc	9,872,500
318,547	*	Conduent, Inc	5,259,211
218,005		DXC Technology Co	17,087,232
198,874	*	IAC/InterActiveCorp	20,808,187
1,000,000		Symantec Corp	30,990,000
		TOTAL SOFTWARE & SERVICES	108,688,094

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
1,631,109	*	Ciena Corp	42,001,057
447,142	*	CommScope Holding Co, Inc	16,445,883
523,667		Juniper Networks, Inc	14,636,493
2,042,704		Nokia Corp	13,052,878
1,510,501		Nokia Oyj (Turquoise)	9,638,782
981,596	*,e	Oclaro, Inc	9,600,009
466,499		TE Connectivity Ltd	37,501,855
598,675		Western Digital Corp	50,959,216
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

405,827		Xerox Corp	$12,446,714
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	206,282,887

TELECOMMUNICATION SERVICES - 1.1%
428,000	*	Level 3 Communications, Inc	25,115,040
489,760		Telephone & Data Systems, Inc	13,923,877
247,490	*	T-Mobile US, Inc	15,260,233
		TOTAL TELECOMMUNICATION SERVICES	54,299,150

TRANSPORTATION - 3.9%
176,875		Alaska Air Group, Inc	15,075,056
979,388		American Airlines Group, Inc	49,400,331
200,000	*	Avis Budget Group, Inc	6,156,000
183,778		Costamare, Inc	1,181,692
800,000		CSX Corp	39,472,000
199,697		Delta Air Lines, Inc	9,857,044
130,000		Kansas City Southern Industries, Inc	13,414,700
192,022	*	Kirby Corp	11,694,140
148,357		Norfolk Southern Corp	16,702,031
599,041	*	United Continental Holdings, Inc	40,543,095
		TOTAL TRANSPORTATION	203,496,089

UTILITIES - 10.6%
157,237		Ameren Corp	8,820,996
375,000		American Electric Power Co, Inc	26,452,500
356,464		American Water Works Co, Inc	28,909,230
420,175	*	Calpine Corp	6,042,116
968,842		Centerpoint Energy, Inc	27,311,656
332,932		CMS Energy Corp	15,394,776
485,000		DTE Energy Co	51,924,100
558,942		Edison International	43,977,557
1,270,000		FirstEnergy Corp	40,525,700
486,316		Kennedy Wilson Europe Real Estate PLC	7,334,009
115,885	e	National Fuel Gas Co	6,861,551
197,000		NextEra Energy, Inc	28,779,730
800,000		NiSource, Inc	20,848,000
245,978		NorthWestern Corp	14,215,068
439,701		OGE Energy Corp	15,767,678
396,839		PG&E Corp	26,862,032
315,000		Pinnacle West Capital Corp	27,319,950
739,829		PPL Corp	28,357,645
648,377		Public Service Enterprise Group, Inc	29,157,514
479,535		Sempra Energy	54,192,250
259,397		Southwest Gas Corp	20,777,700
420,175		Xcel Energy, Inc	19,878,479
		TOTAL UTILITIES	549,710,237

		TOTAL COMMON STOCKS	5,090,068,152
		(Cost $3,686,626,504)
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.5%

GOVERNMENT AGENCY DEBT - 0.5%
$25,000,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	$25,000,000
		TOTAL GOVERNMENT AGENCY DEBT			25,000,000

TREASURY DEBT - 1.6%
40,430,000		United States Treasury Bill	0.951	08/03/17	40,427,898
14,100,000		United States Treasury Bill	0.950	08/10/17	14,096,659
27,680,000		United States Treasury Bill	0.952	08/17/17	27,668,042
		TOTAL TREASURY DEBT			82,192,599

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
73,154,833	c	State Street Navigator Securities Lending Government Money Market Portfolio			73,154,833
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			73,154,833

		TOTAL SHORT-TERM INVESTMENTS			180,347,432
		(Cost $180,347,644)
		TOTAL INVESTMENTS - 101.9%			5,270,415,584
		(Cost $3,866,974,148)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(99,392,904)
		NET ASSETS - 100.0%			$5,171,022,680

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $69,796,942.
43

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.4%
230,000		Cooper Tire & Rubber Co	$8,406,500
158,500		LCI Industries, Inc	16,919,875
249,744		Tenneco, Inc	13,810,843
101,000		Visteon Corp	11,265,540
		TOTAL AUTOMOBILES & COMPONENTS	50,402,758

BANKS - 12.7%
346,100		Bank of NT Butterfield & Son Ltd	11,798,549
98,060		Banner Corp	5,664,926
155,533		Brookline Bancorp, Inc	2,309,665
606,800	l	Cathay General Bancorp	22,724,660
344,375	*	Customers Bancorp, Inc	10,279,594
239,000	*	Eagle Bancorp, Inc	14,925,550
669,700	*	Essent Group Ltd	25,729,874
247,100	*	FCB Financial Holdings, Inc	11,650,765
1,358,000	*	First Bancorp (Puerto Rico)	7,957,880
614,940		First Midwest Bancorp, Inc	13,657,817
412,700	*	Flagstar Bancorp, Inc	13,437,512
1,263,200		FNB Corp	17,305,840
734,748		Fulton Financial Corp	13,409,151
516,700		Hancock Holding Co	23,768,200
279,200		IBERIABANK Corp	22,573,320
2,088,600	*	MGIC Investment Corp	24,373,962
513,291		Oritani Financial Corp	8,520,631
325,716		Popular, Inc	13,725,672
794,530		Provident Financial Services, Inc	21,070,935
1,478,580		Radian Group, Inc	25,756,864
796,768		Sterling Bancorp/DE	18,405,341
983,690		Umpqua Holdings Corp	18,237,613
325,094		Union Bankshares Corp	10,042,154
666,212		United Community Banks, Inc	18,494,045
430,300	*	Walker & Dunlop, Inc	21,622,575
537,300		Washington Federal, Inc	17,972,685
265,200		WesBanco, Inc	10,138,596
275,100		Wintrust Financial Corp	20,717,781
		TOTAL BANKS	446,272,157

CAPITAL GOODS - 9.6%
393,254	*	Aerojet Rocketdyne Holdings, Inc	9,221,806
360,500		Allison Transmission Holdings, Inc	13,626,900
182,357	*	American Woodmark Corp	17,898,339
289,980	*	Beacon Roofing Supply, Inc	13,318,781
214,800		BWX Technologies, Inc	11,315,664
300,600	*	Colfax Corp	12,408,768
44

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

438,700		Comfort Systems USA, Inc	$14,608,710
161,240		Crane Co	12,173,620
211,200		Curtiss-Wright Corp	20,363,904
402,266		EMCOR Group, Inc	27,152,955
252,815		Encore Wire Corp	11,275,549
248,655		EnerSys	17,970,297
242,800		Hillenbrand, Inc	8,740,800
113,050		Kadant, Inc	8,823,553
758,500	*	Meritor, Inc	13,106,880
166,890	*	Moog, Inc (Class A)	12,403,265
1,038,400	*	MRC Global, Inc	16,967,456
422,906		Mueller Industries, Inc	13,321,539
556,200	*	NOW, Inc	8,860,266
174,800	*	Patrick Industries, Inc	13,302,280
72,400	*	Teledyne Technologies, Inc	9,871,016
126,900		Toro Co	9,021,321
180,300	*	Trex Co, Inc	13,560,363
458,200	*	Univar, Inc	14,222,528
196,900		Woodward Governor Co	13,771,186
		TOTAL CAPITAL GOODS	337,307,746

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
385,700		ABM Industries, Inc	17,209,934
885,600	*	ACCO Brands Corp	10,317,240
359,400	*	Advanced Disposal Services, Inc	8,690,292
27,643		Exponent, Inc	1,802,324
134,500		Insperity, Inc	10,154,750
598,954	*	Navigant Consulting, Inc	10,140,291
225,800	*	On Assignment, Inc	11,120,650
255,900	*	TriNet Group, Inc	8,956,500
321,715		Viad Corp	17,227,838
165,975	*	WageWorks, Inc	10,821,570
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	106,441,389

CONSUMER DURABLES & APPAREL - 3.2%
827,400		Callaway Golf Co	10,532,802
180,940		Columbia Sportswear Co	10,961,345
106,900	*	Deckers Outdoor Corp	6,933,534
173,880	*	Helen of Troy Ltd	17,518,410
189,800	*	Installed Building Products Inc	10,211,240
349,088		La-Z-Boy, Inc	11,799,174
245,200	*	M/I Homes, Inc	6,360,488
329,900	*	Steven Madden Ltd	13,525,900
282,178	*	TopBuild Corp	14,893,355
141,900		Tupperware Corp	8,614,749
		TOTAL CONSUMER DURABLES & APPAREL	111,350,997

CONSUMER SERVICES - 4.3%
1,145,763	*	Belmond Ltd.	14,952,207
124,200	*	Bright Horizons Family Solutions	9,813,042
68,000	*	Buffalo Wild Wings, Inc	7,310,000
261,900		Choice Hotels International, Inc	16,931,835
85,070		Churchill Downs, Inc	15,912,343
45

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

232,490	*	Dave & Buster’s Entertainment, Inc	$14,439,954
675,600	*	Denny’s Corp	7,674,816
306,001	*	Grand Canyon Education, Inc	22,512,494
447,300		ILG, Inc	11,857,923
278,100	*	Sotheby’s (Class A)	15,737,679
320,800		Texas Roadhouse, Inc (Class A)	15,173,840
		TOTAL CONSUMER SERVICES	152,316,133

DIVERSIFIED FINANCIALS - 2.9%
285,700		Artisan Partners Asset Management, Inc	9,499,525
837,900		BGC Partners, Inc (Class A)	10,565,919
295,138		Evercore Partners, Inc (Class A)	23,212,604
257,300		Houlihan Lokey, Inc	9,566,414
205,000	e	iShares Russell 2000 Index Fund	29,009,550
378,900		New Residential Investment Corp	6,441,300
1,145,560	*	SLM Corp	12,692,805
21,526	*	Stifel Financial Corp	1,094,597
		TOTAL DIVERSIFIED FINANCIALS	102,082,714

ENERGY - 4.3%
151,700		Arch Coal, Inc	11,539,819
322,500	*	C&J Energy Services, Inc	10,429,650
506,212		Delek US Holdings, Inc	13,217,195
283,648	*	Exterran Corp	7,854,213
529,500		Green Plains Renewable Energy, Inc	10,457,625
446,600	*	Gulfport Energy Corp	5,636,092
573,785	*	Helix Energy Solutions Group, Inc	3,752,554
3,082,520	*	McDermott International, Inc	20,868,660
1,257,000	*	Newpark Resources, Inc	10,495,950
1,323,300	*	Oasis Petroleum, Inc	10,295,274
416,339	*	Par Pacific Holdings, Inc	7,456,632
278,800	*	Peabody Energy Corp	7,817,552
1,073,800	*	Pioneer Energy Services Corp	2,362,360
439,400	*	RSP Permian, Inc	15,097,784
205,732	*	SandRidge Energy, Inc	3,972,685
962,300	*	Ultra Petroleum Corp	9,902,067
		TOTAL ENERGY	151,156,112

FOOD, BEVERAGE & TOBACCO - 2.3%
209,700		Calavo Growers, Inc	15,528,285
741,870	*	Darling International, Inc	12,070,225
162,600		Fresh Del Monte Produce, Inc	8,369,022
139,616		Lancaster Colony Corp	17,119,714
117,100	e	Sanderson Farms, Inc	15,310,825
645,791		Vector Group Ltd	12,999,773
		TOTAL FOOD, BEVERAGE & TOBACCO	81,397,844

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
142,947	*	Anika Therapeutics, Inc	7,313,168
249,720		Hill-Rom Holdings, Inc	18,609,135
624,400	*	HMS Holdings Corp	12,537,952
102,810	*	ICU Medical, Inc	17,673,039
219,900	*	Magellan Health Services, Inc	16,393,545
46

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

247,000	*	Masimo Corp	$23,366,200
267,400	*	Medidata Solutions, Inc	20,538,994
485,763	*	Merit Medical Systems, Inc	19,916,283
249,239	*	Natus Medical, Inc	8,773,213
712,376	*	OraSure Technologies, Inc	12,495,075
249,700	*	Orthofix International NV	10,831,986
352,840	*	Premier, Inc	12,314,116
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	180,762,706

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
162,260	*	USANA Health Sciences, Inc	9,265,046
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,265,046

INSURANCE - 2.6%
919,315		American Equity Investment Life Holding Co	24,619,256
665,900	e	Amtrust Financial Services, Inc	10,654,400
244,117		Aspen Insurance Holdings Ltd	11,912,909
182,300		Employers Holdings, Inc	7,902,705
294,689	e	HCI Group, Inc	13,287,527
619,400	*	Third Point Reinsurance Ltd	9,012,270
597,075		Universal Insurance Holdings, Inc	14,240,239
		TOTAL INSURANCE	91,629,306

MATERIALS - 5.2%
254,200	*	AdvanSix, Inc	8,510,616
332,200		Alcoa Corp	12,092,080
140,566		Carpenter Technology Corp	5,683,083
575,200	*	Century Aluminum Co	9,651,856
815,900	*	Coeur Mining, Inc	6,755,652
566,037	*	Ferro Corp	10,890,552
673,900	*,m	Ferroglobe plc	0
141,100		Innospec, Inc	8,804,640
103,800		Kaiser Aluminum Corp	10,098,702
242,200	*	Koppers Holdings, Inc	8,791,860
845,900	*	Louisiana-Pacific Corp	21,240,549
226,240		Minerals Technologies, Inc	16,017,792
434,200		PolyOne Corp	15,883,036
537,715		Schnitzer Steel Industries, Inc (Class A)	13,873,047
99,800		Stepan Co	8,200,566
407,900	*	Summit Materials, Inc	11,600,676
279,800	*	Worthington Industries, Inc	14,177,466
		TOTAL MATERIALS	182,272,173

MEDIA - 1.0%
294,390	*	Live Nation, Inc	10,971,915
51,900	*	Madison Square Garden Co	11,403,468
708,100		New York Times Co (Class A)	13,453,900
		TOTAL MEDIA	35,829,283

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
1,270,000	*	Achillion Pharmaceuticals, Inc	5,207,000
117,000	*	Aerie Pharmaceuticals, Inc	6,353,100
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

331,800	*	Amicus Therapeutics, Inc	$4,296,810
477,400	*	Amphastar Pharmaceuticals, Inc	8,249,472
250,000	*	Ardelyx, Inc	1,300,000
133,312	*	Arena Pharmaceuticals, Inc	3,167,493
948,339	*,e	Array Biopharma, Inc	7,122,026
43,300	*	Avexis, Inc	4,011,745
50,000	*	Axovant Sciences Ltd	1,146,000
51,600	*	Bluebird Bio, Inc	4,863,300
166,800	*	Blueprint Medicines Corp	8,728,644
289,726	*	Cambrex Corp	17,673,286
466,100	*	Catalent, Inc	16,173,670
160,800	*	Clovis Oncology, Inc	13,637,448
580,900	*	Corcept Therapeutics, Inc	7,243,823
113,000	*,e	Esperion Thereapeutics, Inc	5,117,770
375,926	*	FibroGen, Inc	12,837,873
206,760	*	Five Prime Therapeutics, Inc	5,818,226
187,100	*	Global Blood Therapeutics, Inc	4,883,310
258,963	*	INC Research Holdings, Inc	14,242,965
80,000	*	Insmed, Inc	1,293,600
366,100	*	Karyopharm Therapeutics, Inc	3,089,884
44,200	*,e	Kite Pharma, Inc	4,791,722
258,848	*	MacroGenics, Inc	4,276,169
409,642	*	Momenta Pharmaceuticals, Inc	6,779,575
331,000	*	Nektar Therapeutics	7,225,730
831,700	*,e	Pacific Biosciences of California, Inc	2,711,342
152,100	*	Pacira Pharmaceuticals, Inc	6,007,950
274,650		Phibro Animal Health Corp	10,491,630
172,900	*	Portola Pharmaceuticals, Inc	10,667,930
235,067	*	PRA Health Sciences, Inc	17,488,985
240,321	*	Prestige Brands Holdings, Inc	12,888,415
99,600	*	Puma Biotechnology, Inc	9,466,980
276,230	*	Retrophin, Inc	5,590,895
64,900	*	Sage Therapeutics, Inc	5,175,775
150,200	*	Sarepta Therapeutics, Inc	5,794,716
1,014,930	*	Spectrum Pharmaceuticals, Inc	7,571,378
289,306	*	Supernus Pharmaceuticals, Inc	11,702,428
382,200	*,e	TherapeuticsMD, Inc	2,159,430
96,524	*	Ultragenyx Pharmaceutical, Inc	6,401,472
467,800	*	Vanda Pharmaceuticals, Inc	7,274,290
258,200	*	Xencor Inc	6,028,970
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	306,953,227

REAL ESTATE - 6.8%
294,470		American Assets Trust,Inc	11,958,427
624,700		CareTrust REIT, Inc	11,394,528
270,300		Chatham Lodging Trust	5,589,804
170,410		Coresite Realty	18,503,118
138,480		Entertainment Properties Trust	10,023,182
699,250		First Industrial Realty Trust, Inc	21,341,110
578,280		Hersha Hospitality Trust	10,848,533
578,800		LaSalle Hotel Properties	17,097,752
989,900		Medical Properties Trust, Inc	12,848,902
445,600		Preferred Apartment Communities, Inc	7,695,512
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

156,528		PS Business Parks, Inc	$21,046,755
459,500		Ramco-Gershenson Properties	6,474,355
122,700		Re/Max Holdings, Inc	7,135,005
395,590		RLJ Lodging Trust	8,370,684
135,399		Saul Centers, Inc	8,010,205
312,600		STORE Capital Corp	7,311,714
1,039,323		Summit Hotel Properties, Inc	18,635,061
352,400		Tier REIT, Inc	6,512,352
546,600		Urban Edge Properties	13,736,058
734,743		Xenia Hotels & Resorts, Inc	14,929,978
		TOTAL REAL ESTATE	239,463,035

RETAILING - 2.7%
327,800		Caleres, Inc	8,942,384
170,440		Children’s Place Retail Stores, Inc	18,006,986
344,100	*	Francesca’s Holdings Corp	3,348,093
211,300		HSN, Inc	8,378,045
436,340	*	Liberty TripAdvisor Holdings, Inc	5,126,995
346,300		Nutri/System, Inc	19,306,225
2,032,900		Office Depot, Inc	11,933,123
1,340,600		Pier 1 Imports, Inc	6,180,166
361,400	*	Select Comfort Corp	12,218,934
		TOTAL RETAILING	93,440,951

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
27,941	*	Advanced Energy Industries, Inc	2,027,120
205,889		Cabot Microelectronics Corp	15,266,669
106,100	*	Cavium, Inc	6,571,834
306,762	*	Ceva, Inc	14,187,742
264,600	*	Cirrus Logic, Inc	16,257,024
162,598	*	Entegris, Inc	4,243,808
506,100	*	Formfactor, Inc	6,629,910
454,400	*	Integrated Device Technology, Inc	11,878,016
267,468	*	MaxLinear, Inc	7,007,662
81,800		MKS Instruments, Inc	6,842,570
346,600	*	Nanometrics, Inc	9,236,890
175,712		Power Integrations, Inc	12,414,053
776,000	*	Rambus, Inc	10,002,640
449,600	*	Semtech Corp	17,804,160
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	140,370,098

SOFTWARE & SERVICES - 8.1%
338,200	*	Acxiom Corp	9,121,254
466,900	*	Barracuda Networks, Inc	10,491,243
157,050	*	CACI International, Inc (Class A)	19,646,955
289,900	*	Commvault Systems, Inc	17,263,545
227,100		CSG Systems International, Inc	9,390,585
223,914	*	EPAM Systems, Inc	19,240,930
104,800	*	Euronet Worldwide, Inc	10,124,728
776,000		EVERTEC, Inc	13,851,600
284,371	*	ExlService Holdings, Inc	16,365,551
140,800		Fair Isaac Corp	20,071,040
111,700	*	HubSpot, Inc	8,081,495
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

77,360	*	MicroStrategy, Inc (Class A)	$10,405,693
836,450	*	Nuance Communications, Inc	14,470,585
508,079		Progress Software Corp	16,263,609
154,300	*	Proofpoint, Inc	13,152,532
492,100	*	Quotient Technology, Inc	5,708,360
346,700	*	RingCentral, Inc	12,065,160
847,400		TiVo Corp	16,609,040
146,900	*	Trade Desk, Inc	7,831,239
753,650		Travelport Worldwide Ltd	10,777,195
387,800	*	Verint Systems, Inc	15,376,270
400,279	*	Website Pros, Inc	8,786,124
		TOTAL SOFTWARE & SERVICES	285,094,733

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
174,700	*	Anixter International, Inc	13,757,625
516,010	*	ARRIS International plc	14,427,640
556,271	*	Ciena Corp	14,323,978
310,400	*	Fabrinet	13,971,104
256,780	*	Finisar Corp	6,989,552
274,349	*	II-VI, Inc	10,452,697
404,620	*	NCR Corp	15,314,867
247,300	*,e	Oclaro, Inc	2,418,594
133,800	*	Rogers Corp	15,784,386
465,344	*	Sanmina Corp	16,682,582
154,500		SYNNEX Corp	18,373,140
211,100	*	Tech Data Corp	21,616,640
1,013,084	*	TTM Technologies, Inc	17,607,400
1,106,500	*	Viavi Solutions, Inc	12,138,305
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	193,858,510

TELECOMMUNICATION SERVICES - 0.9%
394,790		Telephone & Data Systems, Inc	11,223,880
2,144,190	*	Vonage Holdings Corp	14,173,096
1,479,700	e	Windstream Holdings, Inc	5,608,063
		TOTAL TELECOMMUNICATION SERVICES	31,005,039

TRANSPORTATION - 1.0%
539,327	*	Air Transport Services Group, Inc	13,138,006
346,800	*	Hawaiian Holdings, Inc	14,357,520
133,602		Heartland Express, Inc	2,823,010
246,100	*,e	Hertz Global Holdings, Inc	3,364,187
		TOTAL TRANSPORTATION	33,682,723

UTILITIES - 3.6%
503,923		Avista Corp	26,511,389
277,978		NorthWestern Corp	16,064,348
566,291		NRG Yield, Inc (Class A)	10,323,485
223,200		ONE Gas, Inc	16,244,496
225,066		Ormat Technologies, Inc	13,346,414
252,000		Otter Tail Corp	10,193,400
538,200		Pattern Energy Group, Inc	13,508,820
239,090		Southwest Gas Corp	19,151,109
		TOTAL UTILITIES	125,343,461

		TOTAL COMMON STOCKS	3,487,698,141
		(Cost $2,951,352,116)
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.9%

GOVERNMENT AGENCY DEBT - 0.6%
$20,000,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	$20,000,000
		TOTAL GOVERNMENT AGENCY DEBT			20,000,000

TREASURY DEBT - 0.3%
13,980,000		United States Treasury Bill	0.931	08/10/17	13,976,687
		TOTAL TREASURY DEBT			13,976,687

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
68,527,791	c	State Street Navigator Securities Lending Government Money Market Portfolio			68,527,791
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			68,527,791

		TOTAL SHORT-TERM INVESTMENTS			102,504,478
		(Cost $102,504,539)
		TOTAL INVESTMENTS - 102.3%			3,590,202,619
		(Cost $3,053,856,655)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%			(82,261,625)
		NET ASSETS - 100.0%			$3,507,940,994

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $65,722,049.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
51

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.9%
31,549		Lear Corp	$4,675,246
45,172		Thor Industries, Inc	4,758,870
27,066		Visteon Corp	3,018,942
		TOTAL AUTOMOBILES & COMPONENTS	12,453,058

BANKS - 7.5%
87,859		Bank of NT Butterfield & Son Ltd	2,995,113
34,800		BankUnited	1,197,816
73,882		Beneficial Bancorp, Inc	1,152,559
9,737		Blue Hills Bancorp, Inc	184,516
40,220		Centerstate Banks of Florida, Inc	1,005,098
69,631		Central Pacific Financial Corp	2,153,687
9,541		Charter Financial Corp	171,547
10,181	*	CU Bancorp	375,679
34,070	*	Essent Group Ltd	1,308,969
533,854	*	First Bancorp (Puerto Rico)	3,128,385
8,894		First Financial Corp	409,569
65,750		First Hawaiian, Inc	1,939,625
8,269		First Merchants Corp	334,398
1,624		First Republic Bank	162,936
46,146		Heritage Commerce Corp	640,968
32,100		Heritage Financial Corp	873,120
15,353	*	HomeTrust Bancshares, Inc	370,775
78,400		LegacyTexas Financial Group, Inc	3,035,648
291,654	*	MGIC Investment Corp	3,403,602
98,321		National Bank Holdings Corp	3,355,696
20,339		Opus Bank	484,068
18,699		PacWest Bancorp	897,926
19,760		Park Sterling Bank	229,611
17,977		Peoples Bancorp, Inc	586,050
80,772		Popular, Inc	3,403,732
15,768		Preferred Bank	885,373
6,119		Sandy Spring Bancorp, Inc	245,005
13,032	*	Seacoast Banking Corp of Florida	304,558
19,814		South State Corp	1,659,423
22,916		Southwest Bancorp, Inc	598,108
19,996	*	SVB Financial Group	3,568,086
96,286		TFS Financial Corp	1,538,650
30,275		Trico Bancshares	1,117,148
29,735	*	Triumph Bancorp, Inc	844,474
123,424		Trustco Bank Corp NY	1,024,419
15,886		Union Bankshares Corp	490,719
45,020		Zions Bancorporation	2,040,306
		TOTAL BANKS	48,117,362
52

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 11.9%
11,347		AGCO Corp	$818,573
22,290	*	American Woodmark Corp	2,187,763
119,299	*	Atkore International Group, Inc	2,483,805
37,835	*	BMC Stock Holdings, Inc	832,370
78,968	*	Builders FirstSource, Inc	1,237,429
89,403		BWX Technologies, Inc	4,709,750
63,000	*	Colfax Corp	2,600,640
95,937		Comfort Systems USA, Inc	3,194,702
45,100	*	Continental Building Products Inc	992,200
13,335		Crane Co	1,006,792
57,082		EMCOR Group, Inc	3,853,035
4,501		Fortune Brands Home & Security, Inc	295,581
75,107		Global Brass & Copper Holdings, Inc	2,407,179
140,735	*	Harsco Corp	2,174,356
60,002		HEICO Corp (Class A)	4,263,142
34,482		Hubbell, Inc	4,096,117
11,708		Huntington Ingalls	2,413,136
8,800		Hyster-Yale Materials Handling, Inc	623,568
76,413		ITT, Inc	3,132,933
8,905		Kadant, Inc	695,035
24,530		Kennametal, Inc	905,157
8,615		Lennox International, Inc	1,473,165
8,269	*	Masonite International Corp	642,088
184,713	*	MRC Global, Inc	3,018,210
17,719		MSC Industrial Direct Co (Class A)	1,261,770
23,370		Mueller Industries, Inc	736,155
60,570	*	MYR Group, Inc	1,926,732
69,542	*	NCI Building Systems, Inc	1,251,756
23,176		Orbital ATK, Inc	2,368,124
39,747		Oshkosh Truck Corp	2,736,978
33,900		Owens Corning, Inc	2,272,995
32,796	*	Ply Gem Holdings, Inc	573,930
14,379		Spirit Aerosystems Holdings, Inc (Class A)	868,923
38,067	*	SPX Corp	1,047,604
55,593	*	SPX FLOW, Inc	1,971,328
12,000	*	Sterling Construction Co, Inc	153,360
5,133		Tennant Co	387,798
12,609		Triton International Ltd	454,681
107,103	*	Univar, Inc	3,324,477
34,046		Universal Forest Products, Inc	2,854,757
2,000		Valmont Industries, Inc	305,400
45,962	*	Vectrus, Inc	1,563,168
7,655	*	Veritiv Corp	284,383
		TOTAL CAPITAL GOODS	76,401,045

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
22,661		Brink's Co	1,770,957
19,388	*	CBIZ, Inc	287,912
54,011		Ceco Environmental Corp	521,746
17,691		Ennis, Inc	340,552
23,664		Essendant, Inc	295,327
53

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

55,908		Insperity, Inc	$4,221,054
65,365		KAR Auction Services, Inc	2,747,945
83,922		Kforce, Inc	1,569,341
61,037		Kimball International, Inc (Class B)	1,017,487
44,206		Manpower, Inc	4,736,673
22,978		Quad Graphics, Inc	516,086
9,900	*	SP Plus Corp	323,730
13,459	*	TransUnion	616,826
104,008	*	TriNet Group, Inc	3,640,280
15,821	*	TrueBlue, Inc	404,226
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,010,142

CONSUMER DURABLES & APPAREL - 3.4%
77,326		Callaway Golf Co	984,360
24,859		Carter's, Inc	2,156,021
4,100	*	Cavco Industries, Inc	534,640
14,700		Hooker Furniture Corp	620,340
66,566		La-Z-Boy, Inc	2,249,931
2,944		Lennar Corp (B Shares)	130,920
48,737	*	Lululemon Athletica, Inc	3,004,149
68,229		MCBC Holdings, Inc	1,262,236
4,144		Newell Rubbermaid, Inc	218,472
769	*	NVR, Inc	2,007,428
23,512		Pool Corp	2,542,117
81,932	*	Skechers U.S.A., Inc (Class A)	2,301,470
27,720		Sturm Ruger & Co, Inc	1,596,672
91,490	*	Taylor Morrison Home Corp	2,069,504
		TOTAL CONSUMER DURABLES & APPAREL	21,678,260

CONSUMER SERVICES - 3.1%
76,157		ARAMARK Holdings Corp	3,035,618
31,930		Bloomin' Brands, Inc	556,540
18,030		Bob Evans Farms, Inc	1,247,315
19,851		Boyd Gaming Corp	497,466
98,279	*	Bridgepoint Education, Inc	954,289
18,047	*	Buffalo Wild Wings, Inc	1,940,052
84,936	*	Career Education Corp	714,312
59,856		ClubCorp Holdings, Inc	1,014,559
198,329		Extended Stay America, Inc	3,920,964
45,966		H&R Block, Inc	1,401,963
20,572	*	K12, Inc	364,330
8,756		Marcus Corp	238,163
51,254	*	Regis Corp	539,705
61,903		Six Flags Entertainment Corp	3,520,424
9,841		Speedway Motorsports, Inc	209,220
		TOTAL CONSUMER SERVICES	20,154,920

DIVERSIFIED FINANCIALS - 4.3%
68,912	*	E*TRADE Financial Corp	2,825,392
48,149		Evercore Partners, Inc (Class A)	3,786,919
66,959	*	FNFV Group	1,155,043
134,189	*	Green Dot Corp	5,399,765
19,426		Houlihan Lokey, Inc	722,259
54

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

154,895	*	Ladenburg Thalmann Financial Services, Inc	$353,161
36,950		Lazard Ltd (Class A)	1,725,934
71,003		LPL Financial Holdings, Inc	3,249,097
71,056		Moelis & Co	2,906,190
24,959		Morningstar, Inc	2,060,865
50,635		MTGE Investment Corp	941,811
17,403		NewStar Financial, Inc	190,389
162,164		OM Asset Management plc	2,443,811
		TOTAL DIVERSIFIED FINANCIALS	27,760,636

ENERGY - 3.3%
161,000	*,e	Approach Resources, Inc	503,930
9,800	*	Bonanza Creek Energy, Inc	284,592
33,970	*	C&J Energy Services, Inc	1,098,590
622,534	*	Clean Energy Fuels Corp	1,631,039
6,520	*	Diamondback Energy, Inc	625,138
112,000	*	Eclipse Resources Corp	314,720
39,515	*	Energen Corp	2,105,359
24,318	*	Exterran Corp	673,365
20,277	*	International Seaways, Inc	462,518
62,730	*,e	Keane Group, Inc	961,651
124,911	*	McDermott International, Inc	845,647
12,100	*	NCS Multistage Holdings, Inc	271,645
39,409	*	Newfield Exploration Co	1,132,221
68,602		Overseas Shipholding Group, Inc	211,294
78,480	*	Pacific Ethanol, Inc	490,500
48,670	*	Parsley Energy, Inc	1,425,058
141,265	*	Renewable Energy Group, Inc	1,765,813
45,904	*	Transocean Ltd (NYSE)	397,070
10,488		US Silica Holdings Inc	305,515
39,133	*	Westmoreland Coal Co	168,663
406,466	*	Whiting Petroleum Corp	2,133,947
68,619		World Fuel Services Corp	2,219,138
92,097	*	WPX Energy, Inc	992,806
		TOTAL ENERGY	21,020,219

FOOD & STAPLES RETAILING - 1.3%
37,720	*	Performance Food Group Co	1,086,336
136,064	*	Rite Aid Corp	304,783
92,921		Spartan Stores, Inc	2,577,629
24,044	*	United Natural Foods, Inc	926,415
118,268	*	US Foods Holding Corp	3,329,244
		TOTAL FOOD & STAPLES RETAILING	8,224,407

FOOD, BEVERAGE & TOBACCO - 2.1%
16,367		Ingredion, Inc	2,018,378
92,770		Lamb Weston Holdings, Inc	4,080,025
16,885		Pilgrim's Pride Corp	410,137
71,198		Pinnacle Foods, Inc	4,227,737
32,319	*	Post Holdings, Inc	2,688,941
		TOTAL FOOD, BEVERAGE & TOBACCO	13,425,218
55

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
60,401	*	Brookdale Senior Living, Inc	$857,694
50,757	*	Cardiovascular Systems, Inc	1,601,383
7,382		Cooper Cos, Inc	1,800,248
94,891	*	Cross Country Healthcare, Inc	1,115,918
39,970	*	Cutera, Inc	1,041,219
8,492	*	DexCom, Inc	565,652
207,728	*	Diplomat Pharmacy, Inc	3,296,643
58,531		Hill-Rom Holdings, Inc	4,361,730
5,686	*	Idexx Laboratories, Inc	946,492
31,857	*	iRhythm Technologies, Inc	1,317,606
17,173	*	Magellan Health Services, Inc	1,280,247
9,800	*	Merit Medical Systems, Inc	401,800
39,748	*	Molina Healthcare, Inc	2,655,167
34,070	*	Orthofix International NV	1,477,957
15,244	*	Oxford Immunotec Global plc	256,099
22,961	*	PharMerica Corp	577,469
44,341	*	Providence Service Corp	2,285,335
26,959	*	Tivity Health, Inc	1,068,924
64,340	*	Veeva Systems, Inc	4,102,319
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	31,009,902

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
51,680		Energizer Holdings, Inc	2,380,898
26,097	*	Herbalife Ltd	1,735,711
52,992	*	USANA Health Sciences, Inc	3,025,843
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	7,142,452

INSURANCE - 4.1%
9,280		Argo Group International Holdings Ltd	556,336
67,787		Aspen Insurance Holdings Ltd	3,308,005
25,343		Axis Capital Holdings Ltd	1,636,651
33,871		Brown & Brown, Inc	1,510,647
125,515		Conseco, Inc	2,871,783
21,817		Crawford & Co (Class B)	195,917
14,884		Erie Indemnity Co (Class A)	1,897,115
5,609		James River Group Holdings Ltd	225,257
59,712		ProAssurance Corp	3,690,202
35,839		Reinsurance Group of America, Inc (Class A)	5,024,628
14,838	*,e	Trupanion, Inc	353,441
59,410		Validus Holdings Ltd	3,195,664
2,497		White Mountains Insurance Group Ltd	2,158,906
		TOTAL INSURANCE	26,624,552

MATERIALS - 5.6%
19,600	*	AgroFresh Solutions, Inc	152,880
31,593		Avery Dennison Corp	2,935,937
72,200	*	Berry Plastics Group, Inc	4,048,976
56,593	*	Boise Cascade Co	1,717,597
16,985	*	Crown Holdings, Inc	1,010,098
118,765	*	Ferro Corp	2,285,038
6,119		Innophos Holdings, Inc	255,591
70,984		Kronos Worldwide, Inc	1,513,379
105,529	*	Louisiana-Pacific Corp	2,649,833
56

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

25,254	*	Omnova Solutions, Inc	$237,388
33,855		Packaging Corp of America	3,706,446
8,157		PolyOne Corp	298,383
20,619		Reliance Steel & Aluminum Co	1,491,991
27,719		Schweitzer-Mauduit International, Inc	1,064,964
15,268		Steel Dynamics, Inc	540,640
29,657		Stepan Co	2,436,916
271,902		Tronox Ltd	5,269,461
56,136	e	United States Steel Corp	1,318,635
41,990		WR Grace & Co	2,895,630
		TOTAL MATERIALS	35,829,783

MEDIA - 1.1%
55,122	*	Live Nation, Inc	2,054,397
65,686		Time, Inc	922,888
92,448		Tribune Co	3,896,683
		TOTAL MEDIA	6,873,968

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
18,223	*	Akorn, Inc	612,657
8,816	*	Alnylam Pharmaceuticals, Inc	729,436
24,490	*	Amicus Therapeutics, Inc	317,146
44,444	*	Arena Pharmaceuticals, Inc	1,055,989
24,914	*	Bio-Rad Laboratories, Inc (Class A)	5,870,486
21,241		Bio-Techne Corp	2,462,044
128,690		Bruker BioSciences Corp	3,690,829
46,410	*	Catalent, Inc	1,610,427
41,691	*	Charles River Laboratories International, Inc	4,094,056
74,869	*	Corcept Therapeutics, Inc	933,616
77,712	*	Enzo Biochem, Inc	843,175
36,183	*	FibroGen, Inc	1,235,650
126,400	*,e	Immunogen, Inc	750,816
26,194	*	INC Research Holdings, Inc	1,440,670
15,659	*	Ionis Pharmaceuticals, Inc	820,532
2,944	*	Jazz Pharmaceuticals plc	452,228
20,787		Luminex Corp	424,678
12,119	*	Nektar Therapeutics	264,558
6,500	*	Neurocrine Biosciences, Inc	312,195
38,350	*,e	Omeros Corp	803,816
42,370		PerkinElmer, Inc	2,789,217
17,482		Phibro Animal Health Corp	667,812
13,619	*	Prestige Brands Holdings, Inc	730,387
10,284	*	Quintiles Transnational Holdings, Inc	931,216
22,721	*	Retrophin, Inc	459,873
69,700	*	Rigel Pharmaceuticals, Inc	165,189
2,300	*	Sage Therapeutics, Inc	183,425
9,000	*	Seattle Genetics, Inc	454,500
8,599	*	United Therapeutics Corp	1,104,112
56,932	*	Vanda Pharmaceuticals, Inc	885,293
22,600	*	Versartis, Inc	418,100
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	37,514,128
57

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 9.4%
17,200		Alexander & Baldwin, Inc	$721,196
10,518		American Assets Trust,Inc	427,136
63,670		Apartment Investment & Management Co (Class A)	2,900,168
49,530		Apple Hospitality REIT, Inc	914,324
77,529		Ashford Hospitality Prime, Inc	803,200
126,670		Brixmor Property Group, Inc	2,481,465
49,828		Camden Property Trust	4,469,572
157,975		Columbia Property Trust, Inc	3,435,956
77,044		CoreCivic, Inc	2,134,119
19,783		CubeSmart	487,849
60,096		DDR Corp	612,378
113,980	*	Equity Commonwealth	3,599,488
32,262		Equity Lifestyle Properties, Inc	2,816,473
17,249	*	Forestar Group, Inc	295,820
37,785		Gaming and Leisure Properties, Inc	1,433,563
11,273		Jones Lang LaSalle, Inc	1,434,151
82,117		Liberty Property Trust	3,450,556
18,206		Mack-Cali Realty Corp	477,725
10,054		MedEquities Realty Trust, Inc	121,151
8,206		Mid-America Apartment Communities, Inc	849,567
60,482		Monmouth Real Estate Investment Corp (Class A)	932,028
34,268		NexPoint Residential Trust, Inc	859,784
14,367		One Liberty Properties, Inc	353,141
55,795		Outfront Media, Inc	1,276,032
52,100		Park Hotels & Resorts, Inc	1,403,053
15,400		Preferred Apartment Communities, Inc	265,958
8,328		PS Business Parks, Inc	1,119,783
39,249		QTS Realty Trust, Inc	2,098,644
51,700		Ramco-Gershenson Properties	728,453
15,261		Realogy Holdings Corp	506,665
6,803		Regency Centers Corp	450,495
230,516		Retail Properties of America, Inc	3,049,727
23,615		RMR Group, Inc	1,153,593
19,174		Select Income REIT	450,014
20,443	*	STAG Industrial, Inc	557,889
75,505		Starwood Waypoint Homes	2,639,655
45,743		Sun Communities, Inc	4,071,585
39,331		Taubman Centers, Inc	2,236,754
29,499		WP Carey, Inc	2,020,976
		TOTAL REAL ESTATE	60,040,086

RETAILING - 5.2%
72,513		American Eagle Outfitters, Inc	858,554
152,397		Barnes & Noble, Inc	1,242,036
32,900		Big Lots, Inc	1,634,143
49,155	*	Burlington Stores, Inc	4,277,960
11,822	*	Cabela's, Inc	673,618
18,724		Caleres, Inc	510,791
3,422		Camping World Holdings, Inc	109,367
43,600	*	Carvana Co	851,072
53,554		Citi Trends, Inc	1,186,221
112,273	*	Francesca's Holdings Corp	1,092,416
69,410	e	Fred's, Inc (Class A)	469,906
58

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

6,400	*	Genesco, Inc	$205,440
410,612	*	Groupon, Inc	1,543,901
11,837		HSN, Inc	469,337
137,093	*	Michaels Cos, Inc	2,761,053
55,043		Nutri/System, Inc	3,068,647
136,314		Office Depot, Inc	800,163
110,074	*	Select Comfort Corp	3,721,602
326,470		Staples, Inc	3,313,670
72,973		Tilly's, Inc	728,270
49,926	*	Wayfair, Inc	3,811,850
		TOTAL RETAILING	33,330,017

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
59,641	*	Alpha & Omega Semiconductor Ltd	1,055,646
130,930		Brooks Automation, Inc	3,215,641
20,400	*	First Solar, Inc	1,005,924
3,580	*	MA-COM Technology Solutions	216,769
188,581		Marvell Technology Group Ltd	2,934,320
25,701	*	ON Semiconductor Corp	384,230
25,905	*	Semtech Corp	1,025,838
62,030	*	Ultra Clean Holdings	1,454,603
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	11,292,971

SOFTWARE & SERVICES - 7.5%
220,334	*	A10 Networks, Inc	1,557,761
65,390	*	Aspen Technology, Inc	3,718,729
12,848		Booz Allen Hamilton Holding Co	440,687
181,782	*	Box, Inc	3,426,590
93,963	*	Cadence Design Systems, Inc	3,467,235
54,913	*	Care.com, Inc	797,886
27,360	*	CommerceHub, Inc	491,933
15,937	*	Commvault Systems, Inc	949,048
32,620		CSG Systems International, Inc	1,348,837
35,658		DST Systems, Inc	1,957,624
13,701	*	EPAM Systems, Inc	1,177,327
131,258		EVERTEC, Inc	2,342,955
145,805	*	Five9, Inc	3,216,458
31,430	*	Fortinet, Inc	1,160,081
49,313		Hackett Group, Inc	809,720
39,970	*	IAC/InterActiveCorp	4,182,061
20,400	*	Instructure, Inc	659,940
94,153	*	Limelight Networks, Inc	322,003
13,463		LogMeIn, Inc	1,567,766
10,000		Mantech International Corp (Class A)	397,200
8,790		MAXIMUS, Inc	530,565
23,500	*	Model N, Inc	310,200
58,675		Pegasystems, Inc	3,546,904
6,900	*	Perficient, Inc	129,720
45,508	*	Quotient Technology, Inc	527,893
81,564	*	RingCentral, Inc	2,838,427
9,500		Science Applications International Corp	668,895
57,937	*	Square, Inc	1,526,640
12,160	*	Synopsys, Inc	931,091
59

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

58,460		Syntel, Inc	$1,139,385
23,959	*	TeleNav, Inc	179,693
89,300		Travelport Worldwide Ltd	1,276,990
24,941	*	Workiva, Inc	488,844
		TOTAL SOFTWARE & SERVICES	48,087,088

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
61,100	*	Aerohive Networks, Inc	287,781
14,054	*	Anixter International, Inc	1,106,753
44,948	*	Arrow Electronics, Inc	3,653,823
76,642		CDW Corp	4,861,402
55,636		Dolby Laboratories, Inc (Class A)	2,879,163
79,190	*	Extreme Networks, Inc	696,080
52,000		Flir Systems, Inc	1,940,640
70,061	*	Insight Enterprises, Inc	2,838,872
116,495		Jabil Circuit, Inc	3,553,098
102,556	*	Keysight Technologies, Inc	4,265,304
34,825	*	Sanmina Corp	1,248,476
147,821	*	ShoreTel, Inc	1,101,266
33,523		SYNNEX Corp	3,986,555
9,300		Systemax, Inc	168,516
41,320	*	Tech Data Corp	4,231,168
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	36,818,897

TELECOMMUNICATION SERVICES - 0.6%
634,996	*,e	Globalstar, Inc	1,174,743
69,814		Telephone & Data Systems, Inc	1,984,812
7,700	*	US Cellular Corp	291,676
128,504	e	Windstream Holdings, Inc	487,030
		TOTAL TELECOMMUNICATION SERVICES	3,938,261

TRANSPORTATION - 1.7%
5,692		Copa Holdings S.A. (Class A)	714,118
68,370	*	Hub Group, Inc (Class A)	2,327,998
49,763	*	JetBlue Airways Corp	1,091,303
162,827	*	Radiant Logistics, Inc	705,041
7,100		Ryder System, Inc	516,596
41,521		Skywest, Inc	1,515,517
62,648	*	XPO Logistics, Inc	3,765,771
		TOTAL TRANSPORTATION	10,636,344

UTILITIES - 3.0%
207,638		NRG Energy, Inc	5,112,047
83,016		NRG Yield, Inc (Class A)	1,513,382
9,746		OGE Energy Corp	349,492
2,894		ONE Gas, Inc	210,625
14,583		Pinnacle West Capital Corp	1,264,784
33,000		Vanguard Small-Cap ETF	4,525,950
51,559		Vectren Corp	3,099,211
90,660		Vistra Energy Corp	1,489,544
39,663		Westar Energy, Inc	2,012,897
		TOTAL UTILITIES	19,577,932

		TOTAL COMMON STOCKS	640,961,648
		(Cost $576,838,605)
60

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.4%
$2,300,000		Federal Agricultural Mortgage Corp (FAMC)	0.800%	08/01/17	$2,300,000
		TOTAL GOVERNMENT AGENCY DEBT			2,300,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
6,479,919	c	State Street Navigator Securities Lending Government Money Market Portfolio			6,479,919
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			6,479,919

		TOTAL SHORT-TERM INVESTMENTS			8,779,919
		(Cost $8,779,919)
		TOTAL INVESTMENTS - 101.2%			649,741,567
		(Cost $585,618,524)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(7,661,171)
		NET ASSETS - 100.0%			$642,080,396

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,044,405.
61

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
10,131		BorgWarner, Inc	$473,523
16,566		Delphi Automotive plc	1,497,898
1,156,967		Ford Motor Co	12,981,170
66,583		Harley-Davidson, Inc	3,240,594
22,556	*	Modine Manufacturing Co	366,535
36,703	*	Tesla, Inc	11,872,319
		TOTAL AUTOMOBILES & COMPONENTS	30,432,039

BANKS - 5.5%
22,700		Ameris Bancorp	1,039,660
20,257		Associated Banc-Corp	485,155
15,244		Bank Mutual Corp	151,678
6,214		Bank of Hawaii Corp	519,925
15,284		Bank of the Ozarks, Inc	659,505
3,518		Banner Corp	203,235
339,486		BB&T Corp	16,064,478
12,593		Berkshire Hills Bancorp, Inc	467,830
20,496		Brookline Bancorp, Inc	304,366
8,111		Bryn Mawr Bank Corp	344,312
3,985		Camden National Corp	167,370
16,555		Capital Bank Financial Corp	629,090
690		Cathay General Bancorp	25,840
123,551		CIT Group, Inc	5,887,205
331,064		Citizens Financial Group, Inc	11,613,725
3,672		City Holding Co	240,993
440		Columbia Banking System, Inc	17,530
108,335		Comerica, Inc	7,833,704
292		Commerce Bancshares, Inc	16,948
797		Community Bank System, Inc	43,755
1,572		Community Trust Bancorp, Inc	67,910
3,270		Cullen/Frost Bankers, Inc	296,851
24,167	*	Customers Bancorp, Inc	721,385
3,717		East West Bancorp, Inc	211,795
20,125	*	FCB Financial Holdings, Inc	948,894
10,422		Federal Agricultural Mortgage Corp (Class C)	714,532
57,660		Fifth Third Bancorp	1,539,522
16,895		First Commonwealth Financial Corp	220,142
2,352		First Financial Corp	108,310
11,312		First Interstate Bancsystem, Inc	413,454
16,967		First Merchants Corp	686,145
3,844		First Republic Bank	385,668
6,216		Flushing Financial Corp	177,342
1,130		FNB Corp	15,481
540		Glacier Bancorp, Inc	18,857
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,279		Hancock Holding Co	$58,834
7,158		Hanmi Financial Corp	205,077
13,498		Heartland Financial USA, Inc	635,756
21,749		Heritage Financial Corp	591,573
14,400	*	HomeStreet, Inc	378,000
13,122	*	HomeTrust Bancshares, Inc	316,896
11,260		Hope Bancorp, Inc	198,514
5,708		Investors Bancorp, Inc	75,802
654,066		Keycorp	11,799,351
13,531		Lakeland Financial Corp	622,426
3,075	e	Live Oak Bancshares, Inc	77,644
88,001		M&T Bank Corp	14,357,363
17,553	*	MGIC Investment Corp	204,843
6,254		National Bank Holdings Corp	213,449
310		NBT Bancorp, Inc	11,203
69,768		New York Community Bancorp, Inc	916,054
22,664		Northfield Bancorp, Inc	380,529
26,647	e	OFG Bancorp	267,802
7,838		Old National Bancorp	127,759
13,091		Opus Bank	311,566
8,836		PacWest Bancorp	424,305
982		People's United Financial, Inc	17,126
20,862		Pinnacle Financial Partners, Inc	1,333,082
152,033		PNC Financial Services Group, Inc	19,581,850
424,800		Regions Financial Corp	6,202,080
3,278		S&T Bancorp, Inc	124,171
4,340		Southside Bancshares, Inc	150,728
6,312		State Bank & Trust Co	173,264
12,826		Stock Yards Bancorp, Inc	459,812
4,677		Sun Bancorp, Inc	113,885
16,030	*	SVB Financial Group	2,860,393
1,879	*	Texas Capital Bancshares, Inc	147,220
17,614	*	The Bancorp, Inc	136,508
8,474		TowneBank	265,236
4,025		Trico Bancshares	148,522
13,511	*	Tristate Capital Holdings, Inc	310,753
350		Trustmark Corp	11,186
2,167		UMB Financial Corp	150,953
650		Umpqua Holdings Corp	12,051
6,031		Union Bankshares Corp	186,298
14,096		United Bankshares, Inc	486,312
11,606		United Financial Bancorp, Inc (New)	209,953
6,092		Univest Corp of Pennsylvania	185,806
417,387		US Bancorp	22,029,686
27,261	*	Walker & Dunlop, Inc	1,369,865
3,230		Webster Financial Corp	167,734
1,553	e	Westamerica Bancorporation	84,980
13,557	*	Western Alliance Bancorp	683,002
230		Wintrust Financial Corp	17,321
3,911		WSFS Financial Corp	176,582
55,123		Zions Bancorporation	2,498,174
		TOTAL BANKS	145,711,871
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 7.4%
121,756		3M Co	$24,493,655
11,556		A.O. Smith Corp	618,824
954	e	Acuity Brands, Inc	193,328
180,779		Ametek, Inc	11,132,371
286		Applied Industrial Technologies, Inc	16,159
29,220		Arconic, Inc	724,364
11,569		Argan, Inc	745,622
46,198		Barnes Group, Inc	2,780,196
419	*	Beacon Roofing Supply, Inc	19,245
9,760		Briggs & Stratton Corp	228,579
46,759	*	Builders FirstSource, Inc	732,714
121,895		Caterpillar, Inc	13,889,935
3,092	e	Chicago Bridge & Iron Co NV	57,944
35,835		Cummins, Inc	6,016,696
99,550		Deere & Co	12,770,274
69,961	*	DigitalGlobe, Inc	2,441,639
27,134		Dover Corp	2,279,256
5,280	*	DXP Enterprises, Inc	150,955
137,592		Eaton Corp	10,766,574
1,365		EMCOR Group, Inc	92,138
18,214	*	Esterline Technologies Corp	1,757,651
59,517		Fastenal Co	2,556,850
300	e	GATX Corp	18,549
7,479		Graco, Inc	867,863
245		Granite Construction, Inc	12,010
1,410		H&E Equipment Services, Inc	31,824
17,572		Hexcel Corp	899,159
103,060		Illinois Tool Works, Inc	14,501,573
53,624		Ingersoll-Rand plc	4,712,477
249,032		Johnson Controls International plc	9,699,796
7,798		Kaman Corp	398,634
42,274	*,e	KEYW Holding Corp, The	373,279
38,241		L3 Technologies, Inc	6,691,028
7,720		Lincoln Electric Holdings, Inc	673,647
171,085		Masco Corp	6,523,471
2,279		MSC Industrial Direct Co (Class A)	162,288
3,829	*	MYR Group, Inc	121,800
66,007		Owens Corning, Inc	4,425,769
84,023		PACCAR, Inc	5,751,374
13,733		Parker-Hannifin Corp	2,279,403
41,937		Pentair plc	2,644,967
252,876	*,e	Plug Power, Inc	571,500
46,206	*	Quanta Services, Inc	1,558,528
37,955		Rockwell Automation, Inc	6,263,714
100,465		Rockwell Collins, Inc	10,702,536
21,428		Roper Industries, Inc	4,981,153
2,611	*	Rush Enterprises, Inc (Class A)	112,612
13,623	*	Teledyne Technologies, Inc	1,857,360
1,401		Timken Co	63,746
10,913	*	Titan Machinery, Inc	194,797
40,384		TransDigm Group, Inc	11,393,942
26,801		Triton International Ltd	966,444
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

16,143	*	United Rentals, Inc	$1,920,371
5,047	*	Veritiv Corp	187,496
1,480		W.W. Grainger, Inc	246,775
10,000		Wabash National Corp	190,800
63,090	*	Wesco Aircraft Holdings, Inc	684,527
1,355	*	WESCO International, Inc	69,444
6,028		Woodward Governor Co	421,598
		TOTAL CAPITAL GOODS	197,641,223

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
540		ABM Industries, Inc	24,095
127,077	*	ACCO Brands Corp	1,480,447
155,560	*	Copart, Inc	4,898,584
650	e	Covanta Holding Corp	9,815
290		Essendant, Inc	3,619
12,240		Exponent, Inc	798,048
4,282		Heidrick & Struggles International, Inc	77,504
6,346		Insperity, Inc	479,123
5,010		Interface, Inc	94,940
1,760		Kelly Services, Inc (Class A)	39,195
5,758		Kimball International, Inc (Class B)	95,986
590		Knoll, Inc	11,422
10,228		Manpower, Inc	1,095,930
21,053	*,m	Media General, Inc	0
3,562	*	Mistras Group, Inc	71,774
430		Mobile Mini, Inc	13,244
8,831	*	Navigant Consulting, Inc	149,509
970	*	On Assignment, Inc	47,773
6,963		Resources Connection, Inc	92,956
52,605		Robert Half International, Inc	2,380,376
4,160	*	RPX Corp	56,867
1,210		Steelcase, Inc (Class A)	16,517
5,080	*,e	Team, Inc	72,898
10,180		Tetra Tech, Inc	483,041
2,825	*	TriNet Group, Inc	98,875
11,278		Viad Corp	603,937
87,678		Waste Management, Inc	6,589,002
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	19,785,477

CONSUMER DURABLES & APPAREL - 1.2%
10,992		CalAtlantic Group, Inc	385,819
13,930		Callaway Golf Co	177,329
13,376	*	Century Communities, Inc	346,438
396		Columbia Sportswear Co	23,990
5,269		CSS Industries, Inc	141,051
490		Ethan Allen Interiors, Inc	15,705
48,285	*	Fossil Group, Inc	543,206
9,306	*	Green Brick Partners, Inc	104,693
53,158	e	Hanesbrands, Inc	1,218,381
258		Hasbro, Inc	27,317
2,202	*	Helen of Troy Ltd	221,851
13,517		Libbey, Inc	121,653
7,028	*	Meritage Homes Corp	286,391

65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

595	*	Michael Kors Holdings Ltd	$21,682
3,220	*	Mohawk Industries, Inc	801,748
6,980		Movado Group, Inc	171,708
30,646		Newell Rubbermaid, Inc	1,615,657
344,482		Nike, Inc (Class B)	20,341,662
1,614		Phillips-Van Heusen Corp	192,534
397		Pool Corp	42,924
399	*,e	Tempur Sealy International, Inc	23,010
4,706	*	Unifi, Inc	154,169
54,516		VF Corp	3,390,350
587		Weyco Group, Inc	16,366
3,389		Whirlpool Corp	602,835
		TOTAL CONSUMER DURABLES & APPAREL	30,988,469

CONSUMER SERVICES - 2.7%
4,314	*	American Public Education, Inc	91,888
4,297	*	Bright Horizons Family Solutions	339,506
8,508		Carriage Services, Inc	207,510
30,118		Choice Hotels International, Inc	1,947,129
33,819		Darden Restaurants, Inc	2,836,738
320	e	DineEquity, Inc	13,165
22,986		Hilton Worldwide Holdings, Inc	1,437,315
23,836		ILG, Inc	631,892
14,275	*	Intrawest Resorts Holdings Inc	339,031
124,286		Marriott International, Inc (Class A)	12,949,358
166,803		McDonald's Corp	25,877,817
20,387		Royal Caribbean Cruises Ltd	2,305,158
38,369		Service Corp International	1,332,556
25,999	*	ServiceMaster Global Holdings, Inc	1,142,916
337,600		Starbucks Corp	18,223,648
9,266		Vail Resorts, Inc	1,952,902
		TOTAL CONSUMER SERVICES	71,628,529

DIVERSIFIED FINANCIALS - 6.0%
52,376		Ally Financial, Inc	1,185,792
234,072		American Express Co	19,949,956
1,075		Ameriprise Financial, Inc	155,746
616,689		Annaly Capital Management, Inc	7,418,769
50,429		Apollo Commercial Real Estate Finance, Inc	909,235
350,453		Bank of New York Mellon Corp	18,584,523
26,990		BlackRock, Inc	11,512,045
323,003		Charles Schwab Corp	13,856,829
22,014		Chimera Investment Corp	414,303
124,077		CME Group, Inc	15,214,322
280		Cohen & Steers, Inc	11,312
182,870		Discover Financial Services	11,144,098
19,736		Dynex Capital, Inc	136,376
4,411	*,e	Encore Capital Group, Inc	176,881
2,390		Factset Research Systems, Inc	399,656
77,683		Franklin Resources, Inc	3,478,645
9,333	*	Green Dot Corp	375,560
214,820		IntercontinentalExchange Group, Inc	14,330,642
165,102		Invesco Ltd	5,740,596
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,700		Invesco Mortgage Capital, Inc	$78,161
24,238		Legg Mason, Inc	969,762
29,667		NASDAQ OMX Group, Inc	2,206,335
14,006		NewStar Financial, Inc	153,226
119,931		Northern Trust Corp	10,495,162
55,811	*	On Deck Capital, Inc	239,987
8,008	*	Pico Holdings, Inc	130,130
31,538		S&P Global, Inc	4,843,921
123,600		State Street Corp	11,523,228
52,574		T Rowe Price Group, Inc	4,348,921
3,000		TD Ameritrade Holding Corp	137,190
25,591		Voya Financial, Inc	1,004,191
		TOTAL DIVERSIFIED FINANCIALS	161,125,500

ENERGY - 5.8%
34,606	*	Andeavor	3,444,335
55,798	*	Antero Resources Corp	1,150,555
43,205		Apache Corp	2,137,783
38,878		Archrock, Inc	425,714
46,589	*,e	Atwood Oceanics, Inc	366,190
89,631		Baker Hughes a GE Co	3,306,488
20,519	e	Bristow Group, Inc	151,225
12,890	*,e	California Resources Corp	104,667
25,979	*,e	CARBO Ceramics, Inc	183,672
83,614	*	Cheniere Energy, Inc	3,779,353
1,276		Cimarex Energy Co	126,362
145,298	*	Clean Energy Fuels Corp	380,681
10,655	*	Concho Resources, Inc	1,387,920
185,845		ConocoPhillips	8,431,788
49,772	*	Continental Resources, Inc	1,663,878
13,037		Delek US Holdings, Inc	340,396
245,322	*,e	Denbury Resources, Inc	358,170
142,795	*	Devon Energy Corp	4,756,501
1,150	*	Energen Corp	61,272
91,046		EOG Resources, Inc	8,662,116
35,229		EQT Corp	2,244,087
16,785	*	Exterran Corp	464,777
133,714	*,e	Fairmount Santrol Holdings, Inc	390,445
42,574	*	Forum Energy Technologies, Inc	564,105
20,460		Green Plains Renewable Energy, Inc	404,085
17,286	*	Gulfport Energy Corp	218,149
86,778	*	Helix Energy Solutions Group, Inc	567,528
75,067		Hess Corp	3,343,484
596,543		Kinder Morgan, Inc	12,187,373
215,752		Marathon Oil Corp	2,638,647
101,682		Marathon Petroleum Corp	5,693,175
14,654	*	Matrix Service Co	151,669
146,428	*	McDermott International, Inc	991,318
167,615		National Oilwell Varco, Inc	5,482,687
10,506	*	Natural Gas Services Group, Inc	262,125
58,596	*	Newpark Resources, Inc	489,277
99,937		Noble Energy, Inc	2,889,179
3,520	*	Oasis Petroleum, Inc	27,386
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

177,330		Occidental Petroleum Corp	$10,982,047
458		Oceaneering International, Inc	11,748
422	*	Oil States International, Inc	10,487
45,345		Oneok, Inc	2,565,167
74,453	*	Parker Drilling Co	89,344
4,952	e	PBF Energy, Inc	112,757
8,658	*	PDC Energy, Inc	408,311
131,450		Phillips 66	11,008,937
24,848		Pioneer Natural Resources Co	4,052,709
1,928		Range Resources Corp	40,700
31,821	*	Renewable Energy Group, Inc	397,762
7,784	*	RigNet, Inc	147,507
92,093	*	Rowan Cos plc	1,074,725
251,397		Schlumberger Ltd	17,245,834
79	*	SEACOR Holdings, Inc	2,693
34,506		SM Energy Co	600,059
31,883	*	Superior Energy Services	343,061
6,235	*	Tesco Corp	28,681
69,946	*	Tetra Technologies, Inc	196,548
24,405	*	Unit Corp	438,802
22,379	e	US Silica Holdings Inc	651,900
232,223		Valero Energy Corp	16,016,420
175,693	*,e	Weatherford International Ltd	783,591
183,839		Williams Cos, Inc	5,842,403
6,926		World Fuel Services Corp	223,987
		TOTAL ENERGY	153,504,742

FOOD & STAPLES RETAILING - 0.7%
35,243	e	Casey's General Stores, Inc	3,762,190
18,032	*	Chefs' Warehouse Holdings, Inc	261,464
12,822	*,e	Natural Grocers by Vitamin C	112,962
23,024	*	Performance Food Group Co	663,091
10,211		Pricesmart, Inc	860,277
25,576	*	Smart & Final Stores, Inc	219,954
16,191		Spartan Stores, Inc	449,138
86,145	*	Sprouts Farmers Market, Inc	2,073,510
30,555	*	United Natural Foods, Inc	1,177,284
38,347	*	US Foods Holding Corp	1,079,468
5,906		Weis Markets, Inc	279,413
195,147		Whole Foods Market, Inc	8,149,339
		TOTAL FOOD & STAPLES RETAILING	19,088,090

FOOD, BEVERAGE & TOBACCO - 4.8%
17,386		Bunge Ltd	1,362,889
78,583		Campbell Soup Co	4,151,540
689,593		Coca-Cola Co	31,610,943
78,897		Dr Pepper Snapple Group, Inc	7,192,251
229,108		General Mills, Inc	12,752,151
3,800	*	Hain Celestial Group, Inc	169,898
70,402		Hormel Foods Corp	2,405,636
118,265		Kellogg Co	8,042,020
192,674		Kraft Heinz Co	16,851,268
4,569	*	Landec Corp	56,199
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,083		McCormick & Co, Inc	$579,710
273,023		Mondelez International, Inc	12,018,472
29,251		Omega Protein Corp	468,016
260,994		PepsiCo, Inc	30,434,510
3,091	*	Seneca Foods Corp	88,712
674	*	TreeHouse Foods, Inc	57,175
		TOTAL FOOD, BEVERAGE & TOBACCO	128,241,390

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
4,035		Abaxis, Inc	189,645
4,025	*	Abiomed, Inc	596,062
14,457	*,e	Acadia Healthcare Co, Inc	765,209
77,582	*	Accuray, Inc	329,724
589		Aceto Corp	9,942
48,310	*	Alere, Inc	2,434,341
6,999	*	Align Technology, Inc	1,170,443
26,921	*	Amedisys, Inc	1,274,979
87,979		AmerisourceBergen Corp	8,254,190
21,087	*	AMN Healthcare Services, Inc	778,110
5,424		Analogic Corp	380,765
15,017	*	Angiodynamics, Inc	244,026
82,164		Anthem, Inc	15,299,758
31,724	*,e	athenahealth, Inc	4,388,064
18,911	*	AtriCure, Inc	458,214
88,951		Becton Dickinson & Co	17,914,731
30,852	*	Brookdale Senior Living, Inc	438,098
20,471	*	Capital Senior Living Corp	282,500
142,328		Cardinal Health, Inc	10,996,261
34,993	*	Centene Corp	2,779,144
59,065	*,e	Cerus Corp	133,487
3,151		Chemed Corp	622,323
70,208		Cigna Corp	12,185,301
8,003	e	Computer Programs & Systems, Inc	245,292
4,329	*	Corvel Corp	205,844
31,370		Dentsply Sirona, Inc	1,945,881
1,590	*	Diplomat Pharmacy, Inc	25,233
69,918	*	Edwards Lifesciences Corp	8,053,155
49,909	*	Endologix, Inc	244,055
61,429	*	Envision Healthcare Corp	3,466,438
26,220	*	GenMark Diagnostics, Inc	310,183
300	*	Haemonetics Corp	12,339
735	*	HCA Holdings, Inc	59,050
3,802	*	HealthStream, Inc	89,803
3,584	*	Henry Schein, Inc	653,041
2,640	*	HMS Holdings Corp	53,011
43,174	*	Hologic, Inc	1,908,723
38,428		Humana, Inc	8,884,554
5,796	*	Idexx Laboratories, Inc	964,802
18,829	*	Integer Holding Corp	862,368
18,008	*	Laboratory Corp of America Holdings	2,861,651
5,385		Landauer, Inc	293,213
15,190	*	LHC Group, Inc	879,501
21,680	*	LifePoint Hospitals, Inc	1,287,792
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,635	*	Magellan Health Services, Inc	$121,889
9,720	*	Medidata Solutions, Inc	746,593
26,417	*	Merit Medical Systems, Inc	1,083,097
11,035	*	NxStage Medical, Inc	259,874
25,565	*	Omnicell, Inc	1,268,024
37,310	*	OraSure Technologies, Inc	654,417
10,906		Patterson Cos, Inc	454,998
21,433	*	PharMerica Corp	539,040
1,887	*	Premier, Inc	65,856
14,487	*	Providence Service Corp	746,660
1,816	*	Quality Systems, Inc	31,054
5,122	*	Quidel Corp	163,853
25,215		Resmed, Inc	1,944,581
14,148	*	Select Medical Holdings Corp	229,198
7,472	*	Spectranetics Corp	287,672
9,466	*	Staar Surgical Co	97,027
11,931	*,e	Teladoc, Inc	391,337
20,417	*	Tivity Health, Inc	809,534
14,688	*	Triple-S Management Corp (Class B)	227,370
8,920		US Physical Therapy, Inc	562,852
500	*	Varian Medical Systems, Inc	48,560
14,899	*	VCA Antech, Inc	1,379,349
18,508	*	Vocera Communications, Inc	504,713
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	127,848,794

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
2,378		Clorox Co	317,439
199,846		Colgate-Palmolive Co	14,428,881
51,678		Estee Lauder Cos (Class A)	5,115,605
40,204		Kimberly-Clark Corp	4,951,525
8,499	e	Natural Health Trends Corp	209,331
402,506		Procter & Gamble Co	36,555,595
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	61,578,376

INSURANCE - 4.2%
150,329		Aflac, Inc	11,988,738
36,668		Allstate Corp	3,336,788
139,292		American International Group, Inc	9,116,661
5,145		Arthur J. Gallagher & Co	302,475
32,636		Aspen Insurance Holdings Ltd	1,592,637
8,868		Axis Capital Holdings Ltd	572,696
136,533		Chubb Ltd	19,996,623
476		Employers Holdings, Inc	20,635
3,280		First American Financial Corp	158,785
111,278		Hartford Financial Services Group, Inc	6,120,290
26,627		Loews Corp	1,296,202
98,755		Marsh & McLennan Cos, Inc	7,699,927
46,413		Principal Financial Group	3,098,068
243,434		Progressive Corp	11,473,044
156,152		Prudential Financial, Inc	17,681,091
200		Reinsurance Group of America, Inc (Class A)	28,040
10,711		RenaissanceRe Holdings Ltd	1,573,553
3,347		Stewart Information Services Corp	131,537
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

128,444		Travelers Cos, Inc	$16,452,392
		TOTAL INSURANCE	112,640,182

MATERIALS - 3.7%
61,203		Air Products & Chemicals, Inc	8,700,006
3,402		Albemarle Corp	393,952
7,701		Aptargroup, Inc	623,242
11,035		Avery Dennison Corp	1,025,482
47,334		Ball Corp	1,983,295
791		Bemis Co, Inc	33,515
2,310		Carpenter Technology Corp	93,393
17,130		Celanese Corp (Series A)	1,647,392
31,721	*	Century Aluminum Co	532,278
1,826	*	Clearwater Paper Corp	89,748
46,693		Commercial Metals Co	868,490
1,709	e	Compass Minerals International, Inc	118,006
14,217		Eastman Chemical Co	1,182,286
122,126		Ecolab, Inc	16,080,331
2,950	*	Ferro Corp	56,758
12,034	*,e	Flotek Industries, Inc	101,326
17,798		H.B. Fuller Co	916,953
1,039		Hawkins, Inc	46,703
1,809		Innophos Holdings, Inc	75,562
3,111		International Flavors & Fragrances, Inc	414,323
99,782		International Paper Co	5,486,014
18,346	*	Kraton Polymers LLC	682,471
22,260	*	Louisiana-Pacific Corp	558,949
81,709		LyondellBasell Industries AF S.C.A	7,361,164
14,012		Minerals Technologies, Inc	992,050
45,313		Mosaic Co	1,093,856
205,346		Nucor Corp	11,842,304
3,500		PolyOne Corp	128,030
7,823		PPG Industries, Inc	823,371
118,223		Praxair, Inc	15,387,906
274		Quaker Chemical Corp	38,872
2,337		Reliance Steel & Aluminum Co	169,105
55,648		Royal Gold, Inc	4,822,456
4,126		Schnitzer Steel Industries, Inc (Class A)	106,451
6,530		Sealed Air Corp	284,120
15,560		Sherwin-Williams Co	5,247,921
17,414	*	Summit Materials, Inc	495,254
16,409		Trinseo S.A.	1,153,553
1,210		United States Lime & Minerals, Inc	98,276
13,175	*,e	US Concrete, Inc	1,032,261
67,182		WestRock Co	3,857,590
16,207	*	Worthington Industries, Inc	821,209
		TOTAL MATERIALS	97,466,224

MEDIA - 3.3%
711		Cable One, Inc	540,289
58,101	*	Charter Communications, Inc	22,770,363
8,053		Cinemark Holdings, Inc	313,262
40,660		Clear Channel Outdoor Holdings, Inc (Class A)	206,146
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

146,657	*	Discovery Communications, Inc (Class A)	$3,607,762
197,556	*	Discovery Communications, Inc (Class C)	4,569,470
17,913	e	Entercom Communications Corp (Class A)	176,443
58,359		Entravision Communications Corp (Class A)	379,333
3,930	*	Gray Television, Inc	58,557
2,205		John Wiley & Sons, Inc (Class A)	121,826
58,591		New York Times Co (Class A)	1,113,229
320		Scholastic Corp	13,258
9,465		Scripps Networks Interactive (Class A)	827,336
23,476		Sinclair Broadcast Group, Inc (Class A)	846,310
209,438		Time Warner, Inc	21,450,640
282,067		Walt Disney Co	31,007,625
		TOTAL MEDIA	88,001,849

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
52,912	*	Acadia Pharmaceuticals, Inc	1,575,190
150,551		Agilent Technologies, Inc	9,001,444
2,122	*	Agios Pharmaceuticals, Inc	118,705
56,815	*	Akorn, Inc	1,910,120
152,387		Amgen, Inc	26,593,055
30,743	*,e	Bellicum Pharmaceuticals, Inc	325,261
49,142	*	BioCryst Pharmaceuticals, Inc	251,116
31,596	*	Biogen Idec, Inc	9,149,886
38,322	*	BioMarin Pharmaceutical, Inc	3,361,989
4,125	*	Bluebird Bio, Inc	388,781
393,234		Bristol-Myers Squibb Co	22,375,015
177,265	*	Celgene Corp	24,003,454
75,151	*,e	Celldex Therapeutics, Inc	172,096
54,208	*	Cempra, Inc	216,832
26,284	*	Chimerix, Inc	130,631
14,841	*	Coherus Biosciences, Inc	193,675
18,378	*,e	Collegium Pharmaceutical, Inc	219,985
64,573	*	Depomed, Inc	665,748
14,670	*	FibroGen, Inc	500,981
315,015		Gilead Sciences, Inc	23,969,491
6,313	*	Halozyme Therapeutics, Inc	80,049
12,213	*,e	Inovio Pharmaceuticals, Inc	67,904
18,561	*	Intersect ENT, Inc	508,571
48,629	*	Iovance Biotherapeutics, Inc	284,480
375,835		Johnson & Johnson	49,880,821
476,372		Merck & Co, Inc	30,430,643
145,197	e	Merrimack Pharmaceuticals, Inc	193,112
870	*	Mettler-Toledo International, Inc	498,580
42,183	*,e	MiMedx Group, Inc	631,058
65,348	*	Nektar Therapeutics	1,426,547
89,462	*,e	Opko Health, Inc	577,030
59,572	*,e	Organovo Holdings, Inc	139,398
57,915	*	Prestige Brands Holdings, Inc	3,105,981
80,041	*	Progenics Pharmaceuticals, Inc	482,647
9,644	*	Quintiles Transnational Holdings, Inc	873,264
44,020	*	Sangamo Biosciences, Inc	378,572
25,577	*,e	Sucampo Pharmaceuticals, Inc (Class A)	277,510
6,060	*	TESARO, Inc	773,620
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

25,761	*,e	Theravance Biopharma, Inc	$827,701
55,139	*	Vertex Pharmaceuticals, Inc	8,371,203
4,374	*	Waters Corp	758,627
189,024		Zoetis, Inc	11,817,780
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	237,508,553

REAL ESTATE - 4.0%
11,117	*,e	Altisource Portfolio Solutions S.A.	290,043
23,462		American Campus Communities, Inc	1,124,768
142,743		American Tower Corp	19,460,153
48,024		Boston Properties, Inc	5,806,582
9,688		Brixmor Property Group, Inc	189,788
17,071		CatchMark Timber Trust Inc	196,487
100,412	e	CBL & Associates Properties, Inc	882,621
55,708	*	CBRE Group, Inc	2,116,347
17,160		Coresite Realty	1,863,233
8,358		Douglas Emmett, Inc	319,777
58,576		Duke Realty Corp	1,674,688
19,598		Easterly Government Properties, Inc	391,764
36,556		Equinix, Inc	16,476,886
3,961		Federal Realty Investment Trust	525,347
33,420		First Industrial Realty Trust, Inc	1,019,978
12,660		Forest City Realty Trust, Inc	308,651
540		Franklin Street Properties Corp	5,708
204,267		HCP, Inc	6,465,051
74,061		Healthcare Realty Trust, Inc	2,466,231
108,968		Host Marriott Corp	2,033,343
16,291	*	Howard Hughes Corp	2,049,463
50,982		Iron Mountain, Inc	1,857,274
42,240	*,e	iStar Financial, Inc	504,768
8		Jones Lang LaSalle, Inc	1,018
266		Kilroy Realty Corp	18,463
15,135		Liberty Property Trust	635,973
20,078		Macerich Co	1,152,276
17,343		NorthStar Realty Europe Corp	223,898
4,166		Paramount Group, Inc	68,197
26,064		Parkway, Inc	599,733
540		Piedmont Office Realty Trust, Inc	11,345
129,304		Prologis, Inc	7,862,976
140		PS Business Parks, Inc	18,824
22,163		QTS Realty Trust, Inc	1,185,056
2,009		RMR Group, Inc	98,140
34,553	*	SBA Communications Corp	4,752,765
8,006		Senior Housing Properties Trust	155,717
10,081		Tier REIT, Inc	186,297
23,637		UDR, Inc	923,970
55,605		Vornado Realty Trust	4,412,257
297		Washington REIT	9,929
205,082		Welltower, Inc	15,050,968
14,848		Weyerhaeuser Co	490,281
		TOTAL REAL ESTATE	105,887,034
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 4.3%
40,838	*	1-800-FLOWERS.COM, Inc (Class A)	$394,087
2,432		Aaron's, Inc	112,553
3,737		Advance Auto Parts, Inc	418,581
53,182		Best Buy Co, Inc	3,102,638
21,529	e	Big 5 Sporting Goods Corp	231,437
250	e	Buckle, Inc	4,275
16,603	*	Cabela's, Inc	946,039
37,531	*	Carmax, Inc	2,486,429
9		Chico's FAS, Inc	82
109,981		Dollar General Corp	8,266,172
42,985	*	Etsy, Inc	617,694
1,820		Finish Line, Inc (Class A)	25,043
5,625		Foot Locker, Inc	265,444
7,586	*	Francesca's Holdings Corp	73,812
26,852	*	FTD Cos, Inc	527,642
106,784		Gap, Inc	2,544,663
384,472	*	Groupon, Inc	1,445,615
18,815		Haverty Furniture Cos, Inc	418,634
19,067		HSN, Inc	756,006
15,620	*	Kirkland's, Inc	146,047
93,965		Kohl's Corp	3,885,453
13,519	*	Lands' End, Inc	182,506
7,610	*	LKQ Corp	263,002
241,860		Lowe's Companies, Inc	18,719,964
4,455	*	MarineMax, Inc	66,602
114,568	*	NetFlix, Inc	20,812,423
26,766	e	Nordstrom, Inc	1,300,025
26,034		Nutri/System, Inc	1,451,395
96,086		Office Depot, Inc	564,025
15,827	*	Overstock.com, Inc	253,232
28,736	e	PetMed Express, Inc	1,366,109
11,736	*	Priceline.com, Inc	23,806,476
3,380	e	Rent-A-Center, Inc	44,684
141,284		Ross Stores, Inc	7,815,831
5,448	*	Sally Beauty Holdings, Inc	110,213
12,547		Shoe Carnival, Inc	229,108
39,901	*	Shutterfly, Inc	1,956,745
6,435		Tiffany & Co	614,607
15,754		Tractor Supply Co	884,114
17,401	*	Ulta Beauty, Inc	4,371,305
17,585	*	Vitamin Shoppe, Inc	193,435
43,683	*	Wayfair, Inc	3,335,197
7,516		Williams-Sonoma, Inc	348,968
860		Winmark Corp	114,423
5,569	*	Zumiez, Inc	70,726
		TOTAL RETAILING	115,543,461

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
43,692		Analog Devices, Inc	3,452,105
370,536		Applied Materials, Inc	16,418,450
11,151	*	Cirrus Logic, Inc	685,118
24,001	*	Integrated Device Technology, Inc	627,386
74

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

806,543		Intel Corp	$28,608,080
12,327		Lam Research Corp	1,965,663
23,463		Microchip Technology, Inc	1,877,979
108,037		NVIDIA Corp	17,557,093
217,373	*	ON Semiconductor Corp	3,249,726
43,222		Skyworks Solutions, Inc	4,532,691
36,870	*,e	SunPower Corp	410,732
256,653		Texas Instruments, Inc	20,886,421
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	100,271,444

SOFTWARE & SERVICES - 12.9%
166,906		Accenture plc	21,500,831
25,826	*	Actua Corp	348,651
37,833	*	Alphabet, Inc (Class A)	35,771,102
38,473	*	Alphabet, Inc (Class C)	35,799,126
40,003	*,e	Angie's List, Inc	479,236
687	*	Aspen Technology, Inc	39,070
33,711	*	Autodesk, Inc	3,734,842
114,577		Automatic Data Processing, Inc	13,624,351
14,362	*,e	Black Knight Financial Services, Inc	610,385
12,432		Blackbaud, Inc	1,147,971
26,141		Booz Allen Hamilton Holding Co	896,636
29,106	*	Brightcove, Inc	195,010
92,122		CA, Inc	2,859,467
4,684	*,e	Cimpress NV	413,316
16,964	*	Citrix Systems, Inc	1,339,817
229,143		Cognizant Technology Solutions Corp (Class A)	15,884,193
11,169		Convergys Corp	267,721
18,210		CSG Systems International, Inc	752,984
11,712		CSRA, Inc	381,928
6,603	*	Dell Technologies, Inc-VMware Inc	424,375
17,864	*	Ellie Mae, Inc	1,558,098
6,786	*	ExlService Holdings, Inc	390,534
170,588		International Business Machines Corp	24,678,966
55,388		Intuit, Inc	7,599,787
42,111		j2 Global, Inc	3,563,854
38,640		LogMeIn, Inc	4,499,628
203,153		MasterCard, Inc (Class A)	25,962,953
939,685	d	Microsoft Corp	68,315,100
32,809	*	NeuStar, Inc (Class A)	1,095,821
20,573	*	New Relic, Inc	966,108
546,825		Oracle Corp	27,302,972
29,033	*	Perficient, Inc	545,820
27,258	*	Qualys, Inc	1,094,409
80,699	*	Quotient Technology, Inc	936,108
24,564	*	RingCentral, Inc	854,827
215,046	*	salesforce.com, Inc	19,526,177
72,051	*	ServiceSource International LLC	273,794
14,735	*	SPS Commerce, Inc	851,683
32,068	*	Square, Inc	844,992
24,141	*	Sykes Enterprises, Inc	820,794
167,300		Symantec Corp	5,184,627
3,876		Syntel, Inc	75,543
75

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8,168	*	Teradata Corp	$259,906
2,916		TiVo Corp	57,154
63,219	*,e	Twilio, Inc	1,844,098
9,913	*,e	Ultimate Software Group, Inc	2,237,463
4,890	*,e	Unisys Corp	62,592
5,290	*	Vasco Data Security International	71,415
38,231	*	Website Pros, Inc	839,170
55,836	*	Workday, Inc	5,701,414
		TOTAL SOFTWARE & SERVICES	344,486,819

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
4,709		Badger Meter, Inc	213,082
1,070		Belden CDT, Inc	76,976
34,101	*	Benchmark Electronics, Inc	1,147,499
7,451	*	Calix, Inc	51,039
887,467		Cisco Systems, Inc	27,910,837
47,886		Cognex Corp	4,552,043
14,904	*	Coherent, Inc	3,949,560
165,265		Corning, Inc	4,815,822
45,387	*	Cray, Inc	934,972
19,273		CTS Corp	424,006
22,592		Daktronics, Inc	220,950
30,626		Dolby Laboratories, Inc (Class A)	1,584,895
41,073	*	Fabrinet	1,848,696
10,216	*	FARO Technologies, Inc	403,532
40,091	*	Finisar Corp	1,091,277
328,928		Hewlett Packard Enterprise Co	5,759,529
618,202		HP, Inc	11,807,658
11,733	*	Insight Enterprises, Inc	475,421
182		InterDigital, Inc	13,259
11,694	*	IPG Photonics Corp	1,784,972
19,750	*	Itron, Inc	1,441,750
115,975		Jabil Circuit, Inc	3,537,237
15,930	*	Keysight Technologies, Inc	662,529
17,293	*	Kimball Electronics, Inc	336,349
4,387		Littelfuse, Inc	790,450
1,021	*	Lumentum Holdings, Inc	63,915
6,814		Methode Electronics, Inc	270,857
75,484		Motorola, Inc	6,844,889
417		National Instruments Corp	17,155
19,428	*	Novanta, Inc	716,893
500	*	OSI Systems, Inc	39,985
1,971	*	Plexus Corp	105,665
5,513	*	Rogers Corp	650,369
30,336	*	Sanmina Corp	1,087,546
15,473	*	Scansource, Inc	612,731
13,761	*	Sonus Networks, Inc	93,988
23,806	*	Super Micro Computer, Inc	639,191
8,554		SYNNEX Corp	1,017,242
11,298	*	Tech Data Corp	1,156,915
25,198	*	Trimble Navigation Ltd	943,161
40,772	*	TTM Technologies, Inc	708,617
25,816		Universal Display Corp	3,113,410
76

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200,205		Xerox Corp	$6,140,287
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	100,057,156

TELECOMMUNICATION SERVICES - 1.9%
35,353	*	Boingo Wireless, Inc	524,285
345,880	e	CenturyLink, Inc	8,048,628
5,262		Consolidated Communications Holdings, Inc	94,716
16,965	*	General Communication, Inc (Class A)	723,896
3,026		IDT Corp (Class B)	44,815
67,259	*,e	Iridium Communications, Inc	669,227
50,185	*	Level 3 Communications, Inc	2,944,856
7,156	*	Lumos Networks Corp	128,164
564,003	*	Sprint Corp	4,500,744
697,189		Verizon Communications, Inc	33,743,948
		TOTAL TELECOMMUNICATION SERVICES	51,423,279

TRANSPORTATION - 2.6%
158		Allegiant Travel Co	20,422
310		Arkansas Best Corp	8,618
197,780		CSX Corp	9,758,465
152,360		Delta Air Lines, Inc	7,520,490
8		Expeditors International of Washington, Inc	471
61,930	*,e	Hertz Global Holdings, Inc	846,583
180		Landstar System, Inc	14,967
61,462		Norfolk Southern Corp	6,919,392
9		Ryder System, Inc	655
179,530		Southwest Airlines Co	9,965,710
151,075		Union Pacific Corp	15,554,682
172,928		United Parcel Service, Inc (Class B)	19,072,229
		TOTAL TRANSPORTATION	69,682,684

UTILITIES - 3.1%
12,632		American Water Works Co, Inc	1,024,455
91,114		Centerpoint Energy, Inc	2,568,504
180,018		Consolidated Edison, Inc	14,916,291
134,463		Dominion Resources, Inc	10,377,854
25,001		Edison International	1,967,079
134,706		Eversource Energy	8,188,778
13,718		New Jersey Resources Corp	578,214
290		Ormat Technologies, Inc	17,197
43,640		Public Service Enterprise Group, Inc	1,962,491
97,254		Sempra Energy	10,990,674
37,448		South Jersey Industries, Inc	1,272,109
275,957		Southern Co	13,226,619
104,830		WEC Energy Group, Inc	6,601,145
14,518		WGL Holdings, Inc	1,244,483
161,548		Xcel Energy, Inc	7,642,836
		TOTAL UTILITIES	82,578,729

		TOTAL COMMON STOCKS	2,653,121,914
		(Cost $1,777,979,205)
77

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.6%
$16,700,000		Federal Home Loan Bank (FHLB)	0.700%	08/01/17	$16,700,000
		TOTAL GOVERNMENT AGENCY DEBT			16,700,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

GOVERNMENT AGENCY DEBT - 0.8%
20,000,000	c	Federal Home Loan Bank (FHLB)	0.900%	08/03/17	19,999,380
		TOTAL GOVERNMENT AGENCY DEBT			19,999,380

TREASURY DEBT - 0.0%
2,000,000	c	United States Treasury Bill	0.950%	08/10/17	1,999,737
		TOTAL TREASURY DEBT			1,999,737

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			21,999,117

		TOTAL SHORT-TERM INVESTMENTS			38,699,117
		(Cost $38,698,525)
		TOTAL INVESTMENTS - 100.9%			2,691,821,031
		(Cost $1,816,677,730)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(25,315,897)
		NET ASSETS - 100.0%			$2,666,505,134

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investment made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $36,736,901.
m	Indicates a security that has been deemed illiquid.
78

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.0%
247	*	Cooper-Standard Holding, Inc	$25,258
1,053		Delphi Automotive plc	95,212
30,239		Ford Motor Co	339,282
886	*	Tesla, Inc	286,595
		TOTAL AUTOMOBILES & COMPONENTS	746,347

BANKS - 5.6%
572		Bank Mutual Corp	5,691
315		Bank of the Ozarks, Inc	13,592
226		BankUnited	7,779
9,663		BB&T Corp	457,253
183		Camden National Corp	7,686
2,995		CIT Group, Inc	142,712
9,377		Citizens Financial Group, Inc	328,945
2,574		Comerica, Inc	186,126
497	*	Customers Bancorp, Inc	14,835
108		East West Bancorp, Inc	6,154
129		Federal Agricultural Mortgage Corp (Class C)	8,844
10,790		Fifth Third Bancorp	288,093
119		First Commonwealth Financial Corp	1,551
81		First Financial Corp	3,730
869		First Republic Bank	87,187
494		Flushing Financial Corp	14,094
31		Hanmi Financial Corp	888
414	*	HomeStreet, Inc	10,868
236	*	HomeTrust Bancshares, Inc	5,699
14,226		Keycorp	256,637
611		LegacyTexas Financial Group, Inc	23,658
262		Live Oak Bancshares, Inc	6,616
2,314		M&T Bank Corp	377,529
940	*	MGIC Investment Corp	10,970
130		National Bank Holdings Corp	4,437
6,623		New York Community Bancorp, Inc	86,960
596		OFG Bancorp	5,990
230		Opus Bank	5,474
1,724		PacWest Bancorp	82,786
1,299		Pinnacle Financial Partners, Inc	83,006
4,497		PNC Financial Services Group, Inc	579,214
22,455		Regions Financial Corp	327,843
189		Sun Bancorp, Inc	4,602
752	*	SVB Financial Group	134,187
589	*	Texas Capital Bancshares, Inc	46,148
630	*	The Bancorp, Inc	4,882
356	*	Tristate Capital Holdings, Inc	8,188
79

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

47		Union Bankshares Corp	$1,452
900		United Financial Bancorp, Inc (New)	16,281
11,845		US Bancorp	625,179
2,925		Zions Bancorporation	132,561
		TOTAL BANKS	4,416,327

CAPITAL GOODS - 8.3%
3,650		3M Co	734,270
457		Acuity Brands, Inc	92,611
1,659		Air Lease Corp	65,663
1,675		Ametek, Inc	103,147
217		Argan, Inc	13,986
1,123	*	Builders FirstSource, Inc	17,597
895		Carlisle Cos, Inc	87,343
4,986		Caterpillar, Inc	568,155
541	*	Chart Industries, Inc	18,394
1,803		Chicago Bridge & Iron Co NV	33,788
1,022		Cummins, Inc	171,594
3,481		Deere & Co	446,543
1,053	*	DigitalGlobe, Inc	36,750
93		Dover Corp	7,812
239	*	DXP Enterprises, Inc	6,833
5,193		Eaton Corp	406,352
271		EMCOR Group, Inc	18,293
519	*	Esterline Technologies Corp	50,084
441		Fastenal Co	18,945
517		Granite Construction, Inc	25,343
556		H&E Equipment Services, Inc	12,549
427	*	Herc Holdings, Inc	19,377
1,535		Hexcel Corp	78,546
3,090		Illinois Tool Works, Inc	434,794
1,293		Ingersoll-Rand plc	113,629
8,033		Johnson Controls International plc	312,885
474		Kaman Corp	24,231
1,236		Kennametal, Inc	45,608
1,603	*	KEYW Holding Corp, The	14,155
1,089		L3 Technologies, Inc	190,542
1,972		Masco Corp	75,192
227	*	MYR Group, Inc	7,221
877	*	Navistar International Corp	26,985
103	*	NOW, Inc	1,641
1,726		Owens Corning, Inc	115,728
889		PACCAR, Inc	60,852
1,492		Parker-Hannifin Corp	247,642
735		Pentair plc	46,357
3,941	*	Plug Power, Inc	8,907
2,387	*	Quanta Services, Inc	80,514
439		Rockwell Automation, Inc	72,448
3,171		Rockwell Collins, Inc	337,807
1,325		Roper Industries, Inc	308,010
1,253	*	Sensata Technologies Holding BV	56,535
457		Snap-On, Inc	70,469
943		Stanley Works	132,671
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

624	*	Teledyne Technologies, Inc	$85,076
245	*	Titan Machinery, Inc	4,373
796		TransDigm Group, Inc	224,583
766		Triton International Ltd	27,622
1,095	*	United Rentals, Inc	130,261
203	*	Veritiv Corp	7,541
537		W.W. Grainger, Inc	89,539
1,667	*	Wesco Aircraft Holdings, Inc	18,087
90	*	WESCO International, Inc	4,613
777		Woodward Governor Co	54,343
1,197		Xylem, Inc	67,906
		TOTAL CAPITAL GOODS	6,532,742

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
590	*	Advisory Board Co	33,158
1,962	*	Copart, Inc	61,783
556		Essendant, Inc	6,939
260		Heidrick & Struggles International, Inc	4,706
278	*	ICF International, Inc	12,579
2,738	*	IHS Markit Ltd	127,728
81		Insperity, Inc	6,116
7		Kforce, Inc	131
1,550	*,m	Media General, Inc	0
711	*	RPX Corp	9,719
1,238		RR Donnelley & Sons Co	15,302
236	*	SP Plus Corp	7,717
516	*	Team, Inc	7,405
40	*	TrueBlue, Inc	1,022
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	294,305

CONSUMER DURABLES & APPAREL - 1.3%
914		CalAtlantic Group, Inc	32,082
256	*	Century Communities, Inc	6,631
143		CSS Industries, Inc	3,828
718	*	Fossil Group, Inc	8,078
397	*	Green Brick Partners, Inc	4,466
1,159		Hanesbrands, Inc	26,564
5		Hasbro, Inc	529
328		Libbey, Inc	2,952
3,042		Newell Rubbermaid, Inc	160,374
10,402		Nike, Inc (Class B)	614,238
144	*	Under Armour, Inc	2,608
185	*	Under Armour, Inc (Class A)	3,704
1,816		VF Corp	112,937
74		Weyco Group, Inc	2,063
299		Whirlpool Corp	53,186
		TOTAL CONSUMER DURABLES & APPAREL	1,034,240

CONSUMER SERVICES - 2.5%
214	*	American Public Education, Inc	4,558
176	*	Bright Horizons Family Solutions	13,906
772	*	Caesars Acquisition Co	14,977
195		Carriage Services, Inc	4,756
81

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

308		DineEquity, Inc	$12,671
2,240		Hilton Worldwide Holdings, Inc	140,067
203	*	Intrawest Resorts Holdings Inc	4,821
4,801		McDonald's Corp	744,827
102	*	Red Robin Gourmet Burgers, Inc	6,100
1,664		Royal Caribbean Cruises Ltd	188,148
1,636	*	ServiceMaster Global Holdings, Inc	71,918
26		Six Flags Entertainment Corp	1,479
188	*	Sotheby's (Class A)	10,639
10,109		Starbucks Corp	545,684
555		Vail Resorts, Inc	116,972
110	*	Weight Watchers International, Inc	3,940
464		Wyndham Worldwide Corp	48,428
		TOTAL CONSUMER SERVICES	1,933,891

DIVERSIFIED FINANCIALS - 5.7%
3,269		Ally Financial, Inc	74,010
6,619		American Express Co	564,137
523		Ameriprise Financial, Inc	75,772
11,200		Annaly Capital Management, Inc	134,736
10,141		Bank of New York Mellon Corp	537,777
1,082		BlackRock, Inc	461,505
11,879		Charles Schwab Corp	509,609
3,068		Chimera Investment Corp	57,740
3,004		CME Group, Inc	368,351
3,787		Discover Financial Services	230,780
520		Dynex Capital, Inc	3,593
858	*	E*TRADE Financial Corp	35,178
375	*	Encore Capital Group, Inc	15,038
6,405		IntercontinentalExchange Group, Inc	427,278
1,221		Invesco Ltd	42,454
1,535		Legg Mason, Inc	61,415
189		LPL Financial Holdings, Inc	8,649
378		Moody's Corp	49,756
544		NewStar Financial, Inc	5,951
562		Northern Trust Corp	49,181
643	*	On Deck Capital, Inc	2,765
395	*	Pico Holdings, Inc	6,419
460	*	PRA Group, Inc	18,032
1,631		S&P Global, Inc	250,505
292		Starwood Property Trust, Inc	6,436
2,918		State Street Corp	272,045
82		T Rowe Price Group, Inc	6,783
1,780		TD Ameritrade Holding Corp	81,399
2,395		Voya Financial, Inc	93,980
		TOTAL DIVERSIFIED FINANCIALS	4,451,274

ENERGY - 5.0%
4,263	*	Andeavor	424,296
1,188		Archrock, Inc	13,009
2,526	*	Atwood Oceanics, Inc	19,854
9,320		Baker Hughes a GE Co	343,815
913		Bristow Group, Inc	6,729
82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

238	*	CARBO Ceramics, Inc	$1,683
4,757	*	Cheniere Energy, Inc	215,016
4,494	*	Clean Energy Fuels Corp	11,774
1,385		Delek US Holdings, Inc	36,162
669	*	Dril-Quip, Inc	29,837
566	*	Exterran Corp	15,673
5,161	*	Fairmount Santrol Holdings, Inc	15,070
1,227	*	Forum Energy Technologies, Inc	16,258
879		Frank's International NV	7,120
636		Green Plains Renewable Energy, Inc	12,561
4,679	*	Helix Energy Solutions Group, Inc	30,601
864	*	Matrix Service Co	8,942
4,996	*	McDermott International, Inc	33,823
6,853		National Oilwell Varco, Inc	224,162
413	*	Natural Gas Services Group, Inc	10,304
2,479	*	Newpark Resources, Inc	20,700
1,706		Oceaneering International, Inc	43,759
854	*	Oil States International, Inc	21,222
6,952		Oneok, Inc	393,275
4,421	*	Parker Drilling Co	5,305
1,891		PBF Energy, Inc	43,058
6,007		Phillips 66	503,086
1,253	*	Renewable Energy Group, Inc	15,663
233	*	RigNet, Inc	4,415
3,841	*	Rowan Cos plc	44,825
954		RPC, Inc	19,757
9,840		Schlumberger Ltd	675,024
259	*	SEACOR Holdings, Inc	8,829
653	*	Tesco Corp	3,004
3,769	*	Tetra Technologies, Inc	10,591
1,441		US Silica Holdings Inc	41,976
7,143		Valero Energy Corp	492,653
16,863	*	Weatherford International Ltd	75,209
1,189		World Fuel Services Corp	38,452
		TOTAL ENERGY	3,937,492

FOOD & STAPLES RETAILING - 0.7%
697		Casey's General Stores, Inc	74,405
652	*	Chefs' Warehouse Holdings, Inc	9,454
1,264	*	Performance Food Group Co	36,403
393		Pricesmart, Inc	33,110
386	*	Smart & Final Stores, Inc	3,320
632		Spartan Stores, Inc	17,532
2,405	*	Sprouts Farmers Market, Inc	57,888
895	*	United Natural Foods, Inc	34,484
2,375	*	US Foods Holding Corp	66,856
170		Weis Markets, Inc	8,043
4,844		Whole Foods Market, Inc	202,286
		TOTAL FOOD & STAPLES RETAILING	543,781

FOOD, BEVERAGE & TOBACCO - 4.7%
533	*	Amplify Snack Brands, Inc	5,575
1,666		Bunge Ltd	130,598
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

299		Campbell Soup Co	$15,796
20,014		Coca-Cola Co	917,442
3,116		Dr Pepper Snapple Group, Inc	284,054
309	*	Freshpet, Inc	5,268
5,138		General Mills, Inc	285,981
87	*	Hain Celestial Group, Inc	3,890
3,328		Hormel Foods Corp	113,718
1,378		Kellogg Co	93,704
5,908		Kraft Heinz Co	516,714
351	*	Landec Corp	4,317
10,330		Mondelez International, Inc	454,727
288		Omega Protein Corp	4,608
7,579		PepsiCo, Inc	883,787
81	*	Seneca Foods Corp	2,325
		TOTAL FOOD, BEVERAGE & TOBACCO	3,722,504

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
239	*	Abiomed, Inc	35,394
1,028	*	Acadia Healthcare Co, Inc	54,412
1,332	*	Accuray, Inc	5,661
407		Aceto Corp	6,870
1,307	*	Alere, Inc	65,860
557	*	Align Technology, Inc	93,147
2,208	*	Allscripts Healthcare Solutions, Inc	27,181
171	*	American Renal Associates Holdings, Inc	2,924
2,011		AmerisourceBergen Corp	188,672
43	*	AMN Healthcare Services, Inc	1,587
332	*	Angiodynamics, Inc	5,395
2,193		Anthem, Inc	408,359
433	*	athenahealth, Inc	59,893
2,518		Becton Dickinson & Co	507,125
2,394	*	Brookdale Senior Living, Inc	33,995
433	*	Capital Senior Living Corp	5,975
3,486		Cardinal Health, Inc	269,328
759	*	Centene Corp	60,280
1,435	*	Cerus Corp	3,243
2,213		Cigna Corp	384,088
162		Computer Programs & Systems, Inc	4,965
594	*	Cross Country Healthcare, Inc	6,985
1,654		Dentsply Sirona, Inc	102,598
331	*	Diplomat Pharmacy, Inc	5,253
2,205	*	Edwards Lifesciences Corp	253,972
1,450	*	Endologix, Inc	7,091
1,771	*	Envision Healthcare Corp	99,938
570	*	GenMark Diagnostics, Inc	6,743
96	*	Globus Medical, Inc	2,952
2,079	*	HCA Holdings, Inc	167,027
295		Healthsouth Corp	12,555
63	*	Henry Schein, Inc	11,479
3,700	*	Hologic, Inc	163,577
982		Humana, Inc	227,038
544	*	Idexx Laboratories, Inc	90,554
497	*	Integer Holding Corp	22,763
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,097		Kindred Healthcare, Inc	$9,818
900	*	Laboratory Corp of America Holdings	143,019
198	*	LHC Group, Inc	11,464
604	*	LifePoint Hospitals, Inc	35,878
62	*	LivaNova plc	3,778
476	*	MEDNAX, Inc	22,362
20	*	Merit Medical Systems, Inc	820
479	*	Omnicell, Inc	23,758
765	*	OraSure Technologies, Inc	13,418
69	*	Penumbra, Inc	5,634
373	*	PharMerica Corp	9,381
118	*	Quality Systems, Inc	2,018
638		Quest Diagnostics, Inc	69,102
30	*	Quidel Corp	960
144		Resmed, Inc	11,105
241	*	Staar Surgical Co	2,470
315	*	Surgery Partners, Inc	6,253
294	*	Teladoc, Inc	9,643
150	*	Triple-S Management Corp (Class B)	2,322
602	*	Varian Medical Systems, Inc	58,466
122	*	VCA Antech, Inc	11,295
335	*	Vocera Communications, Inc	9,135
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,866,978

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
14		Clorox Co	1,869
6,682		Colgate-Palmolive Co	482,441
144		Estee Lauder Cos (Class A)	14,255
1,990		Kimberly-Clark Corp	245,088
96		Natural Health Trends Corp	2,364
11,682		Procter & Gamble Co	1,060,959
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,806,976

INSURANCE - 4.5%
1,192		Aflac, Inc	95,062
4,796		Allstate Corp	436,436
8,620		American International Group, Inc	564,179
443		Aon plc	61,209
3,833		Chubb Ltd	561,381
1,126	*	Genworth Financial, Inc (Class A)	3,862
1,597		Hartford Financial Services Group, Inc	87,835
694		Lincoln National Corp	50,704
4,307		Loews Corp	209,665
4,501		Marsh & McLennan Cos, Inc	350,943
3,355		Progressive Corp	158,121
4,613		Prudential Financial, Inc	522,330
2,782		Travelers Cos, Inc	356,346
1,552		XL Group Ltd	68,909
		TOTAL INSURANCE	3,526,982

MATERIALS - 3.5%
1,654		Albemarle Corp	191,533
2,283	*	Axalta Coating Systems Ltd	71,914
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

2,626		Ball Corp	$110,029
768	*	Berry Plastics Group, Inc	43,069
554	*	Boise Cascade Co	16,814
1,276		Celanese Corp (Series A)	122,713
598		Compass Minerals International, Inc	41,292
2,483		Eastman Chemical Co	206,486
3,397		Ecolab, Inc	447,283
856	*	Flotek Industries, Inc	7,208
962	*	GCP Applied Technologies, Inc	29,149
815		H.B. Fuller Co	41,989
138		Hawkins, Inc	6,203
264		International Flavors & Fragrances, Inc	35,160
1,322		International Paper Co	72,684
529	*	Kraton Polymers LLC	19,679
332		Materion Corp	12,765
562		Minerals Technologies, Inc	39,790
8,561		Mosaic Co	206,663
342		Myers Industries, Inc	5,814
665	*	Omnova Solutions, Inc	6,251
1,783		PPG Industries, Inc	187,661
1,267		Reliance Steel & Aluminum Co	91,680
1,150		Royal Gold, Inc	99,659
467		Schnitzer Steel Industries, Inc (Class A)	12,049
784		Scotts Miracle-Gro Co (Class A)	75,256
2,410		Sealed Air Corp	104,859
842		Sherwin-Williams Co	283,981
783		Trinseo S.A.	55,045
271	*	US Concrete, Inc	21,233
727		WestRock Co	41,744
705	*	Worthington Industries, Inc	35,722
		TOTAL MATERIALS	2,743,377

MEDIA - 3.1%
1,647	*	Charter Communications, Inc	645,476
166		Cinemark Holdings, Inc	6,457
506		Clear Channel Outdoor Holdings, Inc (Class A)	2,566
2,514	*	Discovery Communications, Inc (Class A)	61,844
3,236	*	Discovery Communications, Inc (Class C)	74,849
333		Entercom Communications Corp (Class A)	3,280
943		Entravision Communications Corp (Class A)	6,130
689		Gannett Co, Inc	6,180
1,003	*	Gray Television, Inc	14,945
143	*	Imax Corp	3,060
119	*	Liberty Broadband Corp (Class C)	11,803
789		National CineMedia, Inc	5,641
1,208		Scripps Networks Interactive (Class A)	105,591
1,087		Sinclair Broadcast Group, Inc (Class A)	39,186
5,299		Time Warner, Inc	542,723
146		Tribune Co	6,154
8,300		Walt Disney Co	912,419
		TOTAL MEDIA	2,448,304
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
649	*	Acadia Pharmaceuticals, Inc	$19,321
152	*	Acceleron Pharma, Inc	4,887
274	*	Aclaris Therapeutics, Inc	7,891
249	*	Acorda Therapeutics, Inc	5,391
966		Agilent Technologies, Inc	57,757
65	*	Agios Pharmaceuticals, Inc	3,636
1,019	*	Akorn, Inc	34,259
4,318		Amgen, Inc	753,534
436	*	Bellicum Pharmaceuticals, Inc	4,613
1,366	*	BioCryst Pharmaceuticals, Inc	6,980
1,242	*	Biogen Idec, Inc	359,671
1,054	*	BioMarin Pharmaceutical, Inc	92,467
197	*	Bluebird Bio, Inc	18,567
11,714		Bristol-Myers Squibb Co	666,527
5,179	*	Celgene Corp	701,288
1,409	*	Celldex Therapeutics, Inc	3,227
573	*	Cempra, Inc	2,292
731	*	Chimerix, Inc	3,633
600	*	Coherus Biosciences, Inc	7,830
403	*	Collegium Pharmaceutical, Inc	4,824
1,018	*	Depomed, Inc	10,496
140	*	FibroGen, Inc	4,781
182	*	Flexion Therapeutics Inc	4,150
7,633		Gilead Sciences, Inc	580,795
347	*	Inovio Pharmaceuticals, Inc	1,929
350	*	Intersect ENT, Inc	9,590
595	*	Intra-Cellular Therapies, Inc	6,884
943	*	Iovance Biotherapeutics, Inc	5,517
11,072		Johnson & Johnson	1,469,476
70	*	Kite Pharma, Inc	7,589
14,368		Merck & Co, Inc	917,828
1,130		Merrimack Pharmaceuticals, Inc	1,503
20	*	Mettler-Toledo International, Inc	11,462
1,644	*	Nektar Therapeutics	35,888
3,925	*	Opko Health, Inc	25,316
1,508	*	Organovo Holdings, Inc	3,529
416	*	Paratek Pharmaceuticals, Inc	8,091
1,191	*	Progenics Pharmaceuticals, Inc	7,182
31	*	Prothena Corp plc	1,915
1,274	*	Quintiles Transnational Holdings, Inc	115,361
334	*	Revance Therapeutics, Inc	7,598
1,259	*	Sangamo Biosciences, Inc	10,827
99	*	Sarepta Therapeutics, Inc	3,819
58	*	Spark Therapeutics, Inc	4,118
426	*	Sucampo Pharmaceuticals, Inc (Class A)	4,622
731	*	Teligent, Inc	5,760
216	*	TESARO, Inc	27,575
681	*	Theravance Biopharma, Inc	21,880
84	*	Ultragenyx Pharmaceutical, Inc	5,571
262	*	Versartis, Inc	4,847
1,486	*	Vertex Pharmaceuticals, Inc	225,604
196	*	Waters Corp	33,994
6,094		Zoetis, Inc	380,997
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,725,089
87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 4.3%
446		Alexandria Real Estate Equities, Inc	$54,077
164	*	Altisource Portfolio Solutions S.A.	4,279
1,111		American Campus Communities, Inc	53,261
3,965		American Tower Corp	540,548
1,483		Boston Properties, Inc	179,310
5,419		Brixmor Property Group, Inc	106,158
85		Camden Property Trust	7,625
649		CatchMark Timber Trust Inc	7,470
2,890		CBL & Associates Properties, Inc	25,403
37		CyrusOne, Inc	2,209
4,210		Duke Realty Corp	120,364
734		Equinix, Inc	330,836
514		Federal Realty Investment Trust	68,172
1,033		First Potomac Realty Trust	11,497
2,232		Forest City Realty Trust, Inc	54,416
4,263		HCP, Inc	134,924
3,740		Host Marriott Corp	69,788
80	*	Howard Hughes Corp	10,065
2,463		Iron Mountain, Inc	89,727
1,112	*	iStar Financial, Inc	13,288
887		Kennedy-Wilson Holdings, Inc	17,829
1,603		Macerich Co	91,996
1,971		Paramount Group, Inc	32,265
524		Parkway, Inc	12,057
4,655		Prologis, Inc	283,071
209		QTS Realty Trust, Inc	11,175
1,322	*	SBA Communications Corp	181,841
2,024		Senior Housing Properties Trust	39,367
262	*	Tejon Ranch Co	5,497
4,177		UDR, Inc	163,279
2,506		Vornado Realty Trust	198,851
1,999		Weingarten Realty Investors	64,888
4,799		Welltower, Inc	352,199
841		Weyerhaeuser Co	27,770
		TOTAL REAL ESTATE	3,365,502

RETAILING - 4.2%
304	*	1-800-FLOWERS.COM, Inc (Class A)	2,934
478		Advance Auto Parts, Inc	53,541
2,413		Best Buy Co, Inc	140,774
246		Big 5 Sporting Goods Corp	2,644
756	*	Cabela's, Inc	43,077
1,000	*	Carmax, Inc	66,250
3,507		Dollar General Corp	263,586
2,010	*	Etsy, Inc	28,884
421		Foot Locker, Inc	19,867
562	*	FTD Cos, Inc	11,043
343	*	Genesco, Inc	11,010
989		GNC Holdings, Inc	9,405
52		Group 1 Automotive, Inc	3,097
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

5,993	*	Groupon, Inc	$22,534
275		Haverty Furniture Cos, Inc	6,119
376	*	Hibbett Sports, Inc	5,866
569		HSN, Inc	22,561
207	*	Kirkland's, Inc	1,935
2,090		Kohl's Corp	86,422
238	*	Lands' End, Inc	3,213
1,456	*	LKQ Corp	50,319
7,146		Lowe's Companies, Inc	553,100
307	*	MarineMax, Inc	4,590
614	*	Murphy USA, Inc	46,498
3,258	*	NetFlix, Inc	591,848
183		Nordstrom, Inc	8,888
528		Nutri/System, Inc	29,436
4,919		Office Depot, Inc	28,875
296	*	Overstock.com, Inc	4,736
348		PetMed Express, Inc	16,544
1,100		Pier 1 Imports, Inc	5,071
343	*	Priceline.com, Inc	695,776
509		Rent-A-Center, Inc	6,729
3,492		Ross Stores, Inc	193,177
576	*	Shutterfly, Inc	28,247
380		Signet Jewelers Ltd	23,241
427	*	Ulta Beauty, Inc	107,267
361	*	Vitamin Shoppe, Inc	3,971
681	*	Wayfair, Inc	51,994
1,366		Williams-Sonoma, Inc	63,423
32		Winmark Corp	4,258
309	*	Zumiez, Inc	3,924
		TOTAL RETAILING	3,326,674

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
2,438		Analog Devices, Inc	192,626
10,208		Applied Materials, Inc	452,317
67		Brooks Automation, Inc	1,646
472	*	First Solar, Inc	23,274
25,201		Intel Corp	893,879
842		Lam Research Corp	134,265
703		Microchip Technology, Inc	56,268
2,938		NVIDIA Corp	477,454
3,038	*	ON Semiconductor Corp	45,418
519		Skyworks Solutions, Inc	54,428
1,054	*	SunPower Corp	11,742
7,324		Texas Instruments, Inc	596,027
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,939,344

SOFTWARE & SERVICES - 13.1%
4,771		Accenture plc	614,600
503	*	Actua Corp	6,790
1,110	*	Alphabet, Inc (Class A)	1,049,505
1,128	*	Alphabet, Inc (Class C)	1,049,604
565	*	Angie's List, Inc	6,769
1,212	*	Autodesk, Inc	134,277
89

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

4,793		Automatic Data Processing, Inc	$569,936
515	*	Black Knight Financial Services, Inc	21,888
1,624		Booz Allen Hamilton Holding Co	55,703
513	*	Brightcove, Inc	3,437
815	*	Cardtronics plc	25,509
428	*	Cimpress NV	37,767
513	*	Citrix Systems, Inc	40,517
6,756		Cognizant Technology Solutions Corp (Class A)	468,326
1,483		Convergys Corp	35,548
1,540		CSRA, Inc	50,219
1,953	*	Dell Technologies, Inc-VMware Inc	125,519
304	*	Euronet Worldwide, Inc	29,369
1,005	*	Gogo, Inc	12,241
5,187		International Business Machines Corp	750,403
1,836		Intuit, Inc	251,918
637		j2 Global, Inc	53,909
755		LogMeIn, Inc	87,920
5,810		MasterCard, Inc (Class A)	742,518
27,939	d	Microsoft Corp	2,031,165
266	*	MINDBODY, Inc	6,903
880	*	NeuStar, Inc (Class A)	29,392
294	*	New Relic, Inc	13,806
16,102		Oracle Corp	803,973
595	*	Perficient, Inc	11,186
1,156	*	Quotient Technology, Inc	13,410
6,201	*	salesforce.com, Inc	563,051
867	*	ServiceSource International LLC	3,295
269	*	SPS Commerce, Inc	15,548
1,590	*	Square, Inc	41,897
4,981		Symantec Corp	154,361
516		Syntel, Inc	10,057
128	*	Take-Two Interactive Software, Inc	10,173
525	*	Teradata Corp	16,706
591		TiVo Corp	11,584
1,726		Travelport Worldwide Ltd	24,682
903	*	Twilio, Inc	26,341
888	*	Unisys Corp	11,366
534	*	Vasco Data Security International	7,209
635	*	Website Pros, Inc	13,938
2,727		Western Union Co	53,858
290	*	WEX, Inc	31,517
1,459	*	Workday, Inc	148,978
		TOTAL SOFTWARE & SERVICES	10,278,588

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
512	*	Anixter International, Inc	40,320
652		AVX Corp	11,651
246		Badger Meter, Inc	11,131
595		Belden CDT, Inc	42,804
889	*	Benchmark Electronics, Inc	29,915
26,372		Cisco Systems, Inc	829,399
1,239		Cognex Corp	117,779
393	*	Coherent, Inc	104,145
90

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

292		Comtech Telecommunications Corp	$5,256
12,310		Corning, Inc	358,713
687	*	Cray, Inc	14,152
522		CTS Corp	11,484
569		Daktronics, Inc	5,565
874		Dolby Laboratories, Inc (Class A)	45,230
645	*	Fabrinet	29,031
261	*	FARO Technologies, Inc	10,310
11,687		Hewlett Packard Enterprise Co	204,639
16,914		HP, Inc	323,057
1,746	*	Infinera Corp	20,481
565	*	Insight Enterprises, Inc	22,894
487	*	IPG Photonics Corp	74,336
550	*	Itron, Inc	40,150
3,140		Jabil Circuit, Inc	95,770
480	*	Keysight Technologies, Inc	19,963
424	*	Kimball Electronics, Inc	8,247
349		Littelfuse, Inc	62,883
228	*	Lumentum Holdings, Inc	14,273
600		Methode Electronics, Inc	23,850
504		Motorola, Inc	45,703
1,795		National Instruments Corp	73,846
461	*	Novanta, Inc	17,011
147	*	OSI Systems, Inc	11,756
556	*	Plexus Corp	29,807
241	*	Rogers Corp	28,431
1,313	*	Sanmina Corp	47,071
413	*	Scansource, Inc	16,355
644	*	Sonus Networks, Inc	4,399
666	*	Super Micro Computer, Inc	17,882
393		SYNNEX Corp	46,736
624	*	Tech Data Corp	63,898
1,958	*	Trimble Navigation Ltd	73,288
1,602	*	TTM Technologies, Inc	27,843
594		Universal Display Corp	71,636
2,244		Vishay Intertechnology, Inc	40,055
4,229		Xerox Corp	129,703
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,322,848

TELECOMMUNICATION SERVICES - 2.0%
6,809		CenturyLink, Inc	158,445
246		Consolidated Communications Holdings, Inc	4,428
212	*	General Communication, Inc (Class A)	9,046
6,567	*	Globalstar, Inc	12,149
232		IDT Corp (Class B)	3,436
1,290	*	Iridium Communications, Inc	12,836
3,205	*	Level 3 Communications, Inc	188,069
277	*	Lumos Networks Corp	4,961
592		Shenandoah Telecom Co	18,204
13,169	*	Sprint Corp	105,089
20,920		Verizon Communications, Inc	1,012,528
3,115		Windstream Holdings, Inc	11,806
		TOTAL TELECOMMUNICATION SERVICES	1,540,997
91

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY			VALUE

TRANSPORTATION - 2.3%
221		Allegiant Travel Co			$28,564
457		Arkansas Best Corp			12,705
960	*	Avis Budget Group, Inc			29,549
6,534		CSX Corp			322,388
1,244	*	Hertz Global Holdings, Inc			17,005
571		Kansas City Southern Industries, Inc			58,921
1,693		Norfolk Southern Corp			190,598
2,189	*	Spirit Airlines, Inc			85,043
4,802		Union Pacific Corp			494,414
5,356		United Parcel Service, Inc (Class B)			590,713
431	*	YRC Worldwide, Inc			5,728
		TOTAL TRANSPORTATION			1,835,628

UTILITIES - 3.2%
2,953		American Water Works Co, Inc			239,488
2,682		Aqua America, Inc			89,525
7,727		Centerpoint Energy, Inc			217,824
5,403		Consolidated Edison, Inc			447,693
5,334		Edison International			419,679
5,520		Eversource Energy			335,561
1,287		New Jersey Resources Corp			54,247
620		NRG Yield, Inc (Class A)			11,303
609		Pattern Energy Group, Inc			15,286
4,015		Sempra Energy			453,735
850		Southwest Gas Corp			68,085
619		Spire, Inc			44,939
1,587		TerraForm Global, Inc			8,094
1,293		TerraForm Power, Inc			17,326
738		WGL Holdings, Inc			63,261
		TOTAL UTILITIES			2,486,046

		TOTAL COMMON STOCKS			77,826,236
		(Cost $67,295,631)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.6%
$450,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	450,000
		TOTAL GOVERNMENT AGENCY DEBT			450,000

		TOTAL SHORT-TERM INVESTMENTS			450,000
		(Cost $450,000)
		TOTAL INVESTMENTS - 99.7%			78,276,236
		(Cost $67,745,631)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			216,728
		NET ASSETS - 100.0%			$78,492,964
92

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
m	Indicates a security that has been deemed illiquid.
93

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

CORPORATE BONDS - 0.0%

HONG KONG - 0.0%
$534,000	m	Asia Pacific Investment Partners	15.000%	04/23/17	$389,116
		TOTAL HONG KONG			389,116

		TOTAL CORPORATE BONDS			389,116
		(Cost $534,000)

SHARES		COMPANY

COMMON STOCKS - 95.8%

ARGENTINA - 3.8%
1,403,637	*	Adecoagro S.A.			14,274,988
799,780		BBVA Banco Frances S.A. (ADR)			12,532,553
282,637	*,e	Pampa Energia S.A. (ADR)			15,361,321
383,248	*	YPF S.A. (ADR) (Class D)			7,741,610
		TOTAL ARGENTINA			49,910,472

BRAZIL - 13.2%
4,496,700	*	Atacadao Distribuicao Comercio e Industria Ltd			21,832,071
610,400	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar			14,191,479
1,039,000		Cia de Saneamento Basico do Estado de Sao Paulo			11,178,492
5,564,000		Cyrela Brazil Realty S.A.			21,839,550
3,651,400		Gerdau S.A. (Preference)			12,482,218
8,033,000	*	Petroleo Brasileiro S.A. (Preference)			34,235,596
1,528,300		Vale S.A. (Preference)			14,296,186
9,440,767		Via Varejo S.A.			43,565,551
		TOTAL BRAZIL			173,621,143

CHILE - 1.9%
1,580,910,851		Corpbanca S.A.			15,018,641
1,122,300		SACI Falabella			10,469,952
		TOTAL CHILE			25,488,593

CHINA - 22.8%
537,954	*	Alibaba Group Holding Ltd (ADR)			83,355,972
61,332,000	*	Bank of China Ltd			30,163,844
8,978,000	*,e,m	China Animal Healthcare Ltd			11,494
2,845,000		China Mobile Hong Kong Ltd			30,410,625
7,119,800		China Overseas Land & Investment Ltd			24,120,374
8,674,422		Chongqing Changan Automobile Co Ltd			11,505,481
234,900	*	Ctrip.com International Ltd (ADR)			14,030,577
20,291,034		Industrial & Commercial Bank of China			14,178,502
94

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

5,037,000		Ping An Insurance Group Co of China Ltd	$37,284,444
122,200	*	Sina Corp	11,585,782
605,000		Tencent Holdings Ltd	24,147,947
1,653,700	*	Vipshop Holdings Ltd (ADR)	20,340,510
		TOTAL CHINA	301,135,552

COLOMBIA - 1.9%
3,242,715		Almacenes Exito S.A.	16,549,478
206,536		BanColombia S.A. (ADR)	9,033,885
		TOTAL COLOMBIA	25,583,363

HONG KONG - 3.9%
22,290	*,m	Asia Pacific Investment Partners Limited	119,020
621,536	*,m	China Metal Recycling Holdings Ltd	796
2,355,717		Melco Crown Entertainment Ltd (ADR)	47,585,483
22,290	*,m	Mongolian Metals Corporation	0
17,336,000	*,e	Summit Ascent Holdings Ltd	3,923,050
		TOTAL HONG KONG	51,628,349

INDIA - 7.8%
209,475		Capital First Ltd	2,522,405
2,912,470		ICICI Bank Ltd	13,705,029
799,600		Indiabulls Housing Finance Ltd	14,633,324
3,374,358	*	Jain Irrigation Systems Ltd	5,580,766
863,400		Larsen & Toubro Ltd	16,068,047
1,544,501	*	Phoenix Mills Ltd	11,733,763
887,700		Reliance Industries Ltd	22,345,971
638,244	*	Yatra Online, Inc	7,007,919
7,242,900	*	Zee Entertainment Enterprises Ltd	9,404,616
		TOTAL INDIA	103,001,840

INDONESIA - 0.6%
154,171,500		PT Lippo Karawaci Tbk	8,272,088
		TOTAL INDONESIA	8,272,088

ITALY - 0.9%
3,296,900		Prada S.p.A	11,684,830
		TOTAL ITALY	11,684,830

KOREA, REPUBLIC OF - 10.3%
115,893		GLOVIS Co Ltd	16,261,751
62,500		LG Chem Ltd	18,323,488
63,600		POSCO	19,004,623
38,339		Samsung Electronics Co Ltd	82,447,212
		TOTAL KOREA, REPUBLIC OF	136,037,074

MEXICO - 3.2%
2,353,653		Alsea SAB de C.V.	9,162,092
11,521,900	*	Becle SAB de C.V.	19,422,678
1,982,800		Grupo Financiero Banorte S.A. de C.V.	13,144,786
		TOTAL MEXICO	41,729,556
95

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

PERU - 0.8%
56,300		Credicorp Ltd (NY)	$10,423,382
		TOTAL PERU	10,423,382

PHILIPPINES - 1.8%
37,343,600		Alliance Global Group, Inc	10,624,090
70,816,000	*	Melco Resorts And Entertainment Philippines Corp	12,634,277
		TOTAL PHILIPPINES	23,258,367

RUSSIA - 2.1%
361,000	*	Mail.ru (GDR)	9,974,835
1,508,457		Sberbank of Russian Federation (ADR)	17,562,486
		TOTAL RUSSIA	27,537,321

SOUTH AFRICA - 5.1%
302,617		Naspers Ltd (N Shares)	66,894,815
		TOTAL SOUTH AFRICA	66,894,815

SRI LANKA - 1.0%
11,956,700		John Keells Holdings plc	13,533,536
		TOTAL SRI LANKA	13,533,536

TAIWAN - 8.6%
17,327,905		Advanced Semiconductor Engineering, Inc	23,247,764
207,000		Bizlink Holdings Inc	1,541,672
949,000		Catcher Technology Co Ltd	10,906,767
4,211,200		Hon Hai Precision Industry Co, Ltd	16,377,672
84,000		Largan Precision Co Ltd	15,326,579
238,900		Silicon Motion Technology Corp (ADR)	9,821,179
5,226,900		Taiwan Semiconductor Manufacturing Co Ltd	36,948,430
		TOTAL TAIWAN	114,170,063

TURKEY - 1.1%
4,662,700		Turkiye Garanti Bankasi AS	13,963,320
		TOTAL TURKEY	13,963,320

UNITED ARAB EMIRATES - 1.5%
512,400		DP World Ltd	11,785,200
3,743,010	*	Emaar Properties PJSC	8,390,295
		TOTAL UNITED ARAB EMIRATES	20,175,495

URUGUAY - 3.5%
5,291,030	*	Arcos Dorados Holdings, Inc	46,561,064
		TOTAL URUGUAY	46,561,064

		TOTAL COMMON STOCKS	1,264,610,223
		(Cost $1,056,402,269)
96

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY			VALUE

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)			$3,413
		TOTAL PHILIPPINES			3,413

		TOTAL PREFERRED STOCKS			3,413
		(Cost $4,057)

RIGHTS / WARRANTS - 1.0%
UNITED STATES - 1.0%
750,000		Morgan Stanley BV			12,331,725
		TOTAL UNITED STATES			12,331,725

		TOTAL RIGHTS / WARRANTS			12,331,725
		(Cost $12,508,917)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.6%

GOVERNMENT AGENCY DEBT - 1.3%
$17,200,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	17,200,000
		TOTAL GOVERNMENT AGENCY DEBT			17,200,000

TREASURY DEBT - 1.1%
14,670,000		United States Treasury Bill	0.951	08/03/17	14,669,237
		TOTAL TREASURY DEBT			14,669,237

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
16,048,579	c	State Street Navigator Securities Lending Government Money Market Portfolio			16,048,579
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			16,048,579

		TOTAL SHORT-TERM INVESTMENTS			47,917,816
		(Cost $47,917,805)
		TOTAL INVESTMENTS - 100.4%			1,325,252,293
		(Cost $1,117,367,048)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(5,303,038)
		NET ASSETS - 100.0%			$1,319,949,255

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,780,755.
m	Indicates a security that has been deemed illiquid.
97

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2017

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$332,686,717	25.2%
INFORMATION TECHNOLOGY	324,140,139	24.6
FINANCIALS	217,006,462	16.4
INDUSTRIALS	79,318,112	6.0
CONSUMER STAPLES	64,438,623	4.9
ENERGY	64,323,177	4.9
MATERIALS	64,107,311	4.9
REAL ESTATE	52,519,933	4.0
UTILITIES	48,371,884	3.6
TELECOMMUNICATION SERVICES	30,410,625	2.3
HEALTH CARE	11,494	0.0
SHORT-TERM INVESTMENTS	47,917,816	3.6
OTHER ASSETS & LIABILITIES, NET	(5,303,038)	(0.4)

NET ASSETS	$1,319,949,255	100.0%
98

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 7.0%
200,551	AGL Energy Ltd	$3,867,370
701,403	Aristocrat Leisure Ltd	11,374,250
131,774	Australian Stock Exchange Ltd	5,511,522
140,838	Boral Ltd	780,478
234,959	Caltex Australia Ltd	5,855,359
150,710	CIMIC Group Ltd	4,999,355
8,377	Cochlear Ltd	956,936
86,164	Commonwealth Bank of Australia	5,772,544
71,903	Computershare Ltd	809,017
40,158	CSL Ltd	4,046,008
2,008,196	Fortescue Metals Group Ltd	9,230,091
227,213	Macquarie Group Ltd	15,598,951
544,364	Medibank Pvt Ltd	1,184,557
70,786	Mirvac Group	122,952
335,825	National Australia Bank Ltd	8,050,664
114,124	Newcrest Mining Ltd	1,854,350
442,989	Orica Ltd	7,042,455
740,550	Qantas Airways Ltd	3,147,390
57,040	Ramsay Health Care Ltd	3,220,835
653,917	Scentre Group	2,162,324
1,595,133	South32 Ltd	3,720,413
2,024,800	Telstra Corp Ltd	6,642,493
71,555	TPG Telecom Ltd	321,091
831,572	Westpac Banking Corp	21,196,883
	TOTAL AUSTRALIA	127,468,288

AUSTRIA - 0.6%
193,228	OMV AG.	10,945,815
	TOTAL AUSTRIA	10,945,815

BELGIUM - 1.1%
19,415	Anheuser-Busch InBev S.A.	2,342,079
205,445	KBC Groep NV	16,984,966
	TOTAL BELGIUM	19,327,045

DENMARK - 1.7%
17,708	Danske Bank AS	717,133
241,804	Novo Nordisk AS	10,283,783
212,141	Vestas Wind Systems AS	20,732,937
	TOTAL DENMARK	31,733,853

FINLAND - 1.2%
97,166	Neste Oil Oyj	4,212,537
99

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

631,613		UPM-Kymmene Oyj	$17,194,460
		TOTAL FINLAND	21,406,997

FRANCE - 9.9%
125,058		Atos Origin S.A.	19,013,267
371,844		BNP Paribas	28,816,295
234,415		Bouygues S.A.	10,050,334
83,128		Cap Gemini S.A.	9,050,100
219,771		CNP Assurances	5,305,641
1,129,018		Credit Agricole S.A.	19,816,914
14,022		Gaz de France	225,841
1,564		LVMH Moet Hennessy Louis Vuitton S.A.	392,859
149,803		Michelin (C.G.D.E.) (Class B)	20,288,730
707,728		Peugeot S.A.	15,223,743
292,501		Sanofi-Aventis	27,872,128
6,474		SCOR SE	273,046
123,292		Total S.A.	6,269,851
248,356		Valeo S.A.	17,195,810
		TOTAL FRANCE	179,794,559

GERMANY - 8.9%
1,437		Adidas-Salomon AG.	328,203
15,075		Allianz AG.	3,213,357
144,026		BASF SE	13,711,266
209,578		Bayer AG.	26,545,396
73,176		Continental AG.	16,484,174
193,072	g	Covestro AG.	14,972,406
237,686		Daimler AG. (Registered)	16,653,414
186,510		Deutsche Annington Immobilien SE	7,558,289
342,463		Deutsche Telekom AG.	6,256,364
39,934		Hannover Rueckversicherung AG.	5,040,416
243,222	g	Innogy SE	10,215,297
105,229		SAP AG.	11,142,192
210,074		Siemens AG.	28,507,375
54,341		TUI AG. (DI)	854,113
		TOTAL GERMANY	161,482,262

HONG KONG - 3.5%
879,575		AIA Group Ltd	6,918,301
6,900		ASM Pacific Technology	89,174
784,000		Cheung Kong Property Holdings Ltd	6,340,068
401,340		CK Hutchison Holdings Ltd	5,281,279
606,000		CLP Holdings Ltd	6,457,017
19,000		Hong Kong Exchanges and Clearing Ltd	541,276
111,800		Jardine Matheson Holdings Ltd	7,131,604
1,059,000		Sun Hung Kai Properties Ltd	16,385,117
10,938,500	g	WH Group Ltd	10,256,394
89,000		Wharf Holdings Ltd	756,468
519,000		Wheelock & Co Ltd	3,910,922
		TOTAL HONG KONG	64,067,620

IRELAND - 0.3%
56,415	*	Bank of Ireland Group plc	470,828
100

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

89,744		CRH plc	$3,150,091
17,655	*	Ryanair Holdings plc (ADR)	2,000,841
		TOTAL IRELAND	5,621,760

ISRAEL - 0.1%
35,875		Azrieli Group	1,960,340
		TOTAL ISRAEL	1,960,340

ITALY - 2.7%
3,769,571		Banca Intesa S.p.A. RSP	12,016,252
2,692,631		Enel S.p.A.	15,359,565
15,410		Ferrari NV	1,621,588
6,389	*	Gruppo Editoriale L'Espresso S.p.A.	5,930
880,147		Mediobanca S.p.A.	9,183,114
12,561,387		Telecom Italia RSP	10,289,730
		TOTAL ITALY	48,476,179

JAPAN - 23.0%
53,500		Aeon Co Ltd	806,138
278,500		Aisin Seiki Co Ltd	14,478,931
106,100		Alfresa Holdings Corp	1,952,679
328,500		Asahi Glass Co Ltd	13,826,384
56,900		Bridgestone Corp	2,393,868
173,700		Brother Industries Ltd	4,431,864
531,900		Canon, Inc	18,505,243
120,400	*	Chubu Electric Power Co, Inc	1,582,051
55,300	*	Coca-Cola West Japan Co Ltd	1,667,951
152,413		Concordia Financial Group Ltd	768,572
367,300		Daiwa House Industry Co Ltd	12,811,930
174,000		Hitachi Ltd	1,197,088
119,400		Honda Motor Co Ltd	3,342,226
539,500		Itochu Corp	8,460,172
780,400		Japan Post Bank Co Ltd	10,023,596
269,600		Japan Post Holdings Co Ltd	3,398,247
265,500		Japan Tobacco, Inc	9,225,893
813,200		JX Holdings, Inc	3,614,693
632,000		Kajima Corp	5,510,813
23,200		Kansai Electric Power Co, Inc	311,509
13,500		Kao Corp	821,941
236,000		KDDI Corp	6,253,287
789,900		Kirin Brewery Co Ltd	17,396,563
151,000		Koito Manufacturing Co Ltd	8,820,832
41,300		Kyocera Corp	2,508,977
543,035	e	Kyushu Electric Power Co, Inc	6,430,669
151,600		Kyushu Financial Group, Inc	951,249
13,500		Lawson, Inc	919,057
118,500		M3, Inc	3,196,546
67,300		Maruichi Steel Tube Ltd	2,077,142
115,800		Mediceo Paltac Holdings Co Ltd	2,119,074
1,198,200		Mitsubishi Chemical Holdings Corp	10,031,640
881,785		Mitsubishi Corp	19,145,501
298,325		Mitsubishi Gas Chemical Co, Inc	6,882,831
149,300		Mitsubishi UFJ Financial Group, Inc	947,176
101

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

552,000		Mitsui Chemicals, Inc	$3,135,978
70,800		Mitsui Fudosan Co Ltd	1,624,876
443,200		Mitsui Sumitomo Insurance Group Holdings, Inc	15,545,050
16,800		Nintendo Co Ltd	5,705,523
317		Nippon ProLogis REIT, Inc	668,473
312,800		Nippon Telegraph & Telephone Corp	15,307,865
669,200		Nissan Motor Co Ltd	6,644,658
15,000		NKSJ Holdings, Inc	588,333
2,739,600		Nomura Holdings, Inc	16,276,568
1,715		Nomura Real Estate Master Fund, Inc	2,431,444
97,972		NTT DoCoMo, Inc	2,275,105
1,085,855		Obayashi Corp	13,074,408
67,076		Pola Orbis Holdings, Inc	1,860,912
155,400		SBI Holdings, Inc	2,223,239
359,800		Seibu Holdings, Inc	6,276,600
814,300		Sekisui House Ltd	14,095,683
60,600		Shin-Etsu Chemical Co Ltd	5,542,775
274,100		Shionogi & Co Ltd	14,634,219
23,400		Showa Shell Sekiyu KK	254,890
218,700		Start Today Co Ltd	6,171,000
694,600		Sumitomo Corp	9,388,776
49,000		Sumitomo Electric Industries Ltd	792,058
3,700		Suntory Beverage & Food Ltd	181,372
260,191		Suzuki Motor Corp	12,333,397
27,000		Sysmex Corp	1,545,620
219,000		Taisei Corp	2,096,274
23,400		Takeda Pharmaceutical Co Ltd	1,236,148
205,200		Tanabe Seiyaku Co Ltd	4,884,925
86,100		Tokio Marine Holdings, Inc	3,620,785
73,300		Tokyo Electron Ltd	10,308,742
54,500		Tokyu Corp	801,966
75,448		Tokyu Fudosan Holdings Corp	452,580
497,000	*,e	Toshiba Corp	1,127,709
50,700		Toyota Industries Corp	2,720,152
171,376		Toyota Motor Corp	9,658,724
112,400		Toyota Tsusho Corp	3,613,439
163,500		Trend Micro, Inc	8,177,005
26,200		West Japan Railway Co	1,880,615
53,700		Yamaha Corp	1,899,004
		TOTAL JAPAN	417,869,223

LUXEMBOURG - 0.0%
562		Eurofins Scientific	313,062
4,098		RTL Group	318,808
		TOTAL LUXEMBOURG	631,870

NETHERLANDS - 3.8%
13,572	*	Altice NV (Class B)	335,303
12,132		ASML Holding NV	1,829,518
890,093		ING Groep NV	16,630,351
1,367,868	e	Koninklijke KPN NV	4,960,365
274,632		Randstad Holdings NV	16,559,148
567,690		Royal Dutch Shell plc (A Shares)	16,032,374
102

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

435,878		Royal Dutch Shell plc (B Shares)	$12,417,165
		TOTAL NETHERLANDS	68,764,224

NEW ZEALAND - 0.1%
81,120		Mighty River Power Ltd	212,005
188,902		Ryman Healthcare Ltd	1,251,253
		TOTAL NEW ZEALAND	1,463,258

NORWAY - 0.9%
134,893		DNB NOR Holding ASA	2,649,903
755,977		PAN Fish ASA	14,094,051
9,437		Schibsted ASA (B Shares)	220,837
		TOTAL NORWAY	16,964,791

PORTUGAL - 0.4%
67,358		Energias de Portugal S.A.	239,151
340,494		Jeronimo Martins SGPS S.A.	6,696,945
		TOTAL PORTUGAL	6,936,096

SINGAPORE - 1.4%
756,896		CapitaLand Ltd	2,059,012
1,242,536		DBS Group Holdings Ltd	19,822,945
1,657,200		Golden Agri-Resources Ltd	482,545
11,700		Jardine Cycle & Carriage Ltd	348,390
342,700		Oversea-Chinese Banking Corp	2,870,235
		TOTAL SINGAPORE	25,583,127

SOUTH AFRICA - 0.8%
56,014		Investec plc	425,314
550,729		Mondi plc	14,505,891
		TOTAL SOUTH AFRICA	14,931,205

SPAIN - 3.8%
92,298		ACS Actividades Construccion y Servicios S.A.	3,534,678
80,464	g	Aena S.A.	15,726,523
81,983		Banco Bilbao Vizcaya Argentaria S.A.	741,756
4,239,136		Banco Santander S.A.	28,860,748
133,104		CaixaBank S.A.	693,291
160,882		Endesa S.A.	3,808,612
274,934		Gamesa Corp Tecnologica S.A.	4,498,242
728,635		Repsol YPF S.A.	12,203,103
		TOTAL SPAIN	70,066,953

SWEDEN - 2.9%
274,795		Atlas Copco AB (A Shares)	9,938,711
150,084	e	ICA Gruppen AB	6,013,721
1,247,955		Nordea Bank AB	15,746,543
82,468		SKF AB (B Shares)	1,639,146
232,058		Swedish Match AB	8,162,251
990,718		Tele2 AB (B Shares)	11,791,309
		TOTAL SWEDEN	53,291,681
103

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SWITZERLAND - 8.8%
203,901		Adecco S.A.	$15,556,218
203,426		Holcim Ltd	12,154,946
21,046		Lonza Group AG.	5,002,099
581,807		Nestle S.A.	49,110,040
180,879		Novartis AG.	15,406,860
7,617		Partners Group	4,944,713
114,378		Roche Holding AG.	28,956,997
5,228		Schindler Holding AG. (Registered)	1,099,428
611,844		STMicroelectronics NV	10,365,972
106,619	*	Wolseley plc	6,365,994
38,167		Zurich Financial Services AG.	11,632,520
		TOTAL SWITZERLAND	160,595,787

UNITED KINGDOM - 15.6%
926,572		3i Group plc	11,438,652
560,739		Ashtead Group plc	12,047,089
148,712		AstraZeneca plc (ADR)	4,488,128
177,572		BAE Systems plc	1,408,826
1,115,020		Barratt Developments plc	9,055,864
203,449		Berkeley Group Holdings plc	9,382,742
447,093		BP plc (ADR)	15,710,848
462,429		British American Tobacco plc	28,765,737
211,841		BT Group plc	876,661
3,219,867		Centrica plc	8,434,988
26,846		Coca-Cola European Partners plc	1,165,199
37,249		Diageo plc	1,203,029
132,013	*	Fiat DaimlerChrysler Automobiles NV	1,591,860
1,312,613		GlaxoSmithKline plc	26,130,143
3,822,592		HSBC Holdings plc	38,282,907
78,517		International Consolidated Airlines Group S.A.	599,207
4,736,248		Legal & General Group plc	16,769,719
8,279,940		Lloyds TSB Group plc	7,158,316
221,687		National Grid plc	2,743,127
177,635		New Carphone Warehouse plc	630,912
261,832		Rio Tinto plc	12,271,284
66,330		Royal Mail plc	352,701
222,853		Sage Group plc	1,981,825
11,120		Schroders plc	505,314
672,316		Segro plc	4,679,112
38,904		Smith & Nephew plc	676,927
139,831		Smiths Group plc	2,832,258
159,303		Tate & Lyle plc	1,412,565
3,395,583		Taylor Wimpey plc	8,528,347
231,164		Unilever NV	13,471,686
388,735		Unilever plc	22,170,612
466,823		Vodafone Group plc (ADR)	13,855,307
576,151		WM Morrison Supermarkets plc	1,827,320
155,916	g	Worldpay Group plc	760,840
		TOTAL UNITED KINGDOM	283,210,052

UNITED STATES - 1.2%
250,000		iShares MSCI EAFE Index Fund	16,732,500
104

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

53,422	*	Mobileye NV	$3,381,613
26,749	*	QIAGEN NV	887,245
		TOTAL UNITED STATES	21,001,358

		TOTAL COMMON STOCKS	1,813,594,343
		(Cost $1,548,309,500)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.3%
$5,250,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	5,250,000
		TOTAL GOVERNMENT AGENCY DEBT			5,250,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
12,326,475	c	State Street Navigator Securities Lending Government Money Market Portfolio			12,326,475
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			12,326,475

		TOTAL SHORT-TERM INVESTMENTS			17,576,475
		(Cost $17,576,475)
		TOTAL INVESTMENTS - 100.7%			1,831,170,818
		(Cost $1,565,885,975)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(12,349,472)
		NET ASSETS - 100.0%			$1,818,821,346

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,792,214.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2017, the aggregate value of these securities amounted to $51,931,460 or 2.9% of net assets.

105

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2017

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$416,861,202	22.9%
INDUSTRIALS	259,211,941	14.3
CONSUMER DISCRETIONARY	214,186,410	11.8
CONSUMER STAPLES	200,054,001	11.0
HEALTH CARE	185,607,011	10.2
MATERIALS	138,258,497	7.6
INFORMATION TECHNOLOGY	109,257,960	6.0
ENERGY	87,516,635	4.8
TELECOMMUNICATION SERVICES	78,829,577	4.3
REAL ESTATE	63,923,907	3.5
UTILITIES	59,887,202	3.3
SHORT-TERM INVESTMENTS	17,576,475	1.0
OTHER ASSETS & LIABILITIES, NET	(12,349,472)	(0.7)

NET ASSETS	$1,818,821,346	100.0%

106

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.1%

AUSTRALIA - 7.9%
32,987		BHP Billiton Ltd	$687,001
120,393		BHP Billiton plc	2,195,247
15,721		Newcrest Mining Ltd	255,444
		TOTAL AUSTRALIA	3,137,692

AUSTRIA - 0.2%
1,544		OMV AG.	87,463
		TOTAL AUSTRIA	87,463

BELGIUM - 2.1%
126,888	*,e	Nyrstar NV	823,977
		TOTAL BELGIUM	823,977

BRAZIL - 2.9%
156,358	*	Petroleo Brasileiro S.A.	691,949
50,523		Vale S.A. (Preference)	472,608
		TOTAL BRAZIL	1,164,557

CANADA - 10.9%
11,796		Agrium, Inc	1,180,404
35,057		Barrick Gold Corp (Canada)	592,742
7,055		Canadian Natural Resources Ltd (Canada)	215,767
45,902		Cenovus Energy, Inc (Toronto)	385,477
2,852		Franco-Nevada Corp	206,634
85,145	*	Kinross Gold Corp	351,029
34,825		Suncor Energy, Inc	1,136,020
4,776		West Fraser Timber Co Ltd	253,788
		TOTAL CANADA	4,321,861

CHILE - 0.5%
15,483		Antofagasta plc	193,352
		TOTAL CHILE	193,352

FINLAND - 1.7%
20,905		Stora Enso Oyj (R Shares)	279,645
13,744		UPM-Kymmene Oyj	374,376
		TOTAL FINLAND	654,021

FRANCE - 1.2%
9,507		Total S.A.	483,466
		TOTAL FRANCE	483,466
107

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

GERMANY - 2.4%
4,951		Linde AG.	$944,456
		TOTAL GERMANY	944,456

INDIA - 0.9%
26,063		JSW Steel Ltd	89,891
18,621	*	United Phosphorus Ltd	254,351
		TOTAL INDIA	344,242

ITALY - 0.7%
17,995		ENI S.p.A.	284,917
		TOTAL ITALY	284,917

JERSEY, C.I. - 0.5%
2,066		Randgold Resources Ltd	192,312
		TOTAL JERSEY, C.I.	192,312

LUXEMBOURG - 2.4%
35,682	*	ArcelorMittal	939,440
		TOTAL LUXEMBOURG	939,440

MALAYSIA - 0.4%
29,100		Kuala Lumpur Kepong BHD	168,506
		TOTAL MALAYSIA	168,506

MEXICO - 0.3%
5,689		Fresnillo plc	115,454
		TOTAL MEXICO	115,454

NETHERLANDS - 0.5%
6,723		Royal Dutch Shell plc (A Shares)	189,867
		TOTAL NETHERLANDS	189,867

SOUTH AFRICA - 2.1%
10,653		AngloGold Ashanti Ltd	107,628
24,718		Gold Fields Ltd	98,606
17,881		Mondi plc	470,664
20,582		Sappi Ltd	136,337
		TOTAL SOUTH AFRICA	813,235

SWITZERLAND - 6.8%
607,551		Glencore Xstrata plc	2,680,147
		TOTAL SWITZERLAND	2,680,147

UNITED KINGDOM - 4.3%
29,372		BP plc	172,524
9,528		Rio Tinto Ltd	502,273
21,673		Rio Tinto plc	1,015,749
		TOTAL UNITED KINGDOM	1,690,546

UNITED STATES - 45.9%
33,151	*	AK Steel Holding Corp	187,635
43,185		Archer Daniels Midland Co	1,821,543
108

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

5,024		Ashland Global Holdings, Inc	$326,409
1,802	*	Berry Plastics Group, Inc	101,056
18,547		Bunge Ltd	1,453,899
9,427	*	Callon Petroleum Co	106,714
14,628	*	Concho Resources, Inc	1,905,443
16,092	*	Continental Resources, Inc	537,956
6,609	*	Diamondback Energy, Inc	633,671
20,948		EOG Resources, Inc	1,992,993
15,821		Exxon Mobil Corp	1,266,313
14,000	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	204,680
10,925	*,e	Matador Resources Co	265,040
23,334		Monsanto Co	2,725,878
14,297		Olin Corp	421,476
33,865	*	Parsley Energy, Inc	991,567
4,459		Pioneer Natural Resources Co	727,263
25,031	*	RSP Permian, Inc	860,065
4,668		Steel Dynamics, Inc	165,294
32,423		Tronox Ltd	628,358
13,791		Valvoline, Inc	312,642
8,485	*	WPX Energy, Inc	91,468
6,273		WR Grace & Co	432,586
		TOTAL UNITED STATES	18,159,949

ZAMBIA - 2.5%
91,071		First Quantum Minerals Ltd	1,006,584
		TOTAL ZAMBIA	1,006,584

		TOTAL COMMON STOCKS	38,396,044
		(Cost $33,749,251)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 5.5%

GOVERNMENT AGENCY DEBT - 2.8%
$1,100,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	1,100,000
		TOTAL GOVERNMENT AGENCY DEBT			1,100,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
1,084,482	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,084,482
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,084,482

		TOTAL SHORT-TERM INVESTMENTS			2,184,482
		(Cost $2,184,482)
		TOTAL INVESTMENTS - 102.6% (Cost $35,933,733)			40,580,526
		OTHER ASSETS & LIABILITIES, NET - (2.6)%			(1,015,243)
		NET ASSETS - 100.0%			$39,565,283

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,036,067.
109

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2017

SECTOR	VALUE	% OF NET ASSETS
MATERIALS	$21,926,153	55.5%
ENERGY	13,025,943	32.9
CONSUMER STAPLES	3,443,948	8.7
SHORT-TERM INVESTMENTS	2,184,482	5.5
OTHER ASSETS & LIABILITIES, NET	(1,015,243)	(2.6)

NET ASSETS	$39,565,283	100.0%

110

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRIA - 1.0%
2,107,536		Wienerberger AG.	$48,448,269
		TOTAL AUSTRIA	48,448,269

BRAZIL - 0.0%
153,700		Via Varejo S.A.	709,267
		TOTAL BRAZIL	709,267

CANADA - 0.4%
649,752		Suncor Energy, Inc	21,195,439
		TOTAL CANADA	21,195,439

CHINA - 0.9%
96,449	*	Alibaba Group Holding Ltd (ADR)	14,944,773
675,897		Tencent Holdings Ltd	26,977,727
		TOTAL CHINA	41,922,500

DENMARK - 2.1%
1,246,411		DSV AS	80,475,394
562,246		Novo Nordisk AS	23,911,994
		TOTAL DENMARK	104,387,388

FRANCE - 25.9%
5,571,848		Accor S.A.	258,832,928
4,985,978	*,g	ALD S.A.	87,709,705
133,370		BNP Paribas	10,335,596
2,679,447		Compagnie de Saint-Gobain	148,673,664
419,635		Kering	146,671,360
897,583		Nexity	48,142,696
2,619,250		Schneider Electric S.A.	205,567,078
3,276,345		Societe Generale	192,107,531
1,837,721		Vinci S.A.	164,561,236
		TOTAL FRANCE	1,262,601,794

GERMANY - 13.0%
602,296		Deutsche Post AG.	23,364,593
940,619		Henkel KGaA (Preference)	133,236,767
2,104,479		Lanxess AG.	162,284,555
1,268,272		Linde AG.	241,936,431
2,501,243		ThyssenKrupp AG.	74,290,477
		TOTAL GERMANY	635,112,823

HONG KONG - 0.9%
2,097,694		Melco Crown Entertainment Ltd (ADR)	42,373,419
		TOTAL HONG KONG	42,373,419
111

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INDIA - 11.7%
3,550,909		Asian Paints Ltd	$64,350,101
11,744,047		Crompton Greaves Consumer Electricals Ltd	40,047,361
157,095	*	Eicher Motors Ltd	73,618,279
5,221,641		Havells India Ltd	38,480,769
4,123,872		HDFC Bank Ltd	114,722,876
3,947,471		Housing Development Finance Corp	110,101,466
3,237,111		IndusInd Bank Ltd	83,043,052
5,722,652	*,g	RBL Bank Ltd	47,687,631
		TOTAL INDIA	572,051,535

ITALY - 8.9%
20,505,573		Banca Intesa S.p.A.	70,588,951
9,871,988		Mediobanca S.p.A.	103,000,515
2,484,779		Moncler S.p.A	66,727,045
9,813,171	*	UniCredit S.p.A	192,867,471
		TOTAL ITALY	433,183,982

JAPAN - 16.1%
20,847,009	*,e	Aiful Corp	72,180,624
13,473,895		Hitachi Ltd	92,697,899
24,271,159	*	Ishikawajima-Harima Heavy Industries Co Ltd	79,996,425
3,095,977		Komatsu Ltd	83,026,462
1,286,373		Konami Corp	67,089,369
5,842,200		Mitsubishi UFJ Financial Group, Inc	37,063,559
202,334		Nintendo Co Ltd	68,715,552
1,367,153		Olympus Corp	49,623,157
1,334,730		Seven & I Holdings Co Ltd	53,795,830
4,365,168		Sony Corp	179,339,928
		TOTAL JAPAN	783,528,805

NETHERLANDS - 1.3%
612,430	e	Heineken NV	63,906,562
		TOTAL NETHERLANDS	63,906,562

SWEDEN - 1.9%
2,720,424		Electrolux AB (Series B)	93,026,152
		TOTAL SWEDEN	93,026,152

SWITZERLAND - 6.4%
77,759	e	Burckhardt Compression Holding AG.	23,099,718
7,854,671		Credit Suisse Group	120,739,489
67,595		Geberit AG.	32,510,126
15,104,024		Glencore Xstrata plc	66,629,806
930,466		Swatch Group AG. (Registered)	71,668,250
		TOTAL SWITZERLAND	314,647,389

TAIWAN - 1.1%
38,499,239		Advanced Semiconductor Engineering, Inc	51,652,016
		TOTAL TAIWAN	51,652,016
112

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 5.4%
16,057,011		CNH Industrial NV	$185,995,360
2,382,005		Diageo plc	76,931,517
55,138		Rio Tinto plc	2,584,153
		TOTAL UNITED KINGDOM	265,511,030

UNITED STATES - 1.4%
1,264,516		WisdomTree Japan Hedged Equity Fund	66,134,187
		TOTAL UNITED STATES	66,134,187

URUGUAY - 0.9%
5,254,155	*	Arcos Dorados Holdings, Inc	46,236,564
		TOTAL URUGUAY	46,236,564

		TOTAL COMMON STOCKS	4,846,629,121
		(Cost $4,121,068,563)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.7%

GOVERNMENT AGENCY DEBT - 0.2%
$9,350,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	9,350,000
		TOTAL GOVERNMENT AGENCY DEBT			9,350,000

TREASURY DEBT - 0.7%
18,400,000		United States Treasury Bill	0.921	08/03/17	18,399,043
16,920,000		United States Treasury Bill	0.957	08/10/17	16,915,990
		TOTAL TREASURY DEBT			35,315,033

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
85,914,018	c	State Street Navigator Securities Lending Government Money Market Portfolio			85,914,018
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			85,914,018

		TOTAL SHORT-TERM INVESTMENTS			130,579,051
		(Cost $130,579,031)
		TOTAL INVESTMENTS - 102.0%			4,977,208,172
		(Cost $4,251,647,594)
		OTHER ASSETS & LIABILITIES, NET - (2.0)%			(97,601,241)
		NET ASSETS - 100.0%			$4,879,606,931

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $81,987,009.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2017, the aggregate value of these securities amounted to $135,397,336 or 2.8% of net assets.
113

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2017

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$1,227,078,809	25.1%
FINANCIALS	1,220,572,948	25.0
CONSUMER DISCRETIONARY	945,632,274	19.4
MATERIALS	660,523,792	13.6
CONSUMER STAPLES	327,870,676	6.7
INFORMATION TECHNOLOGY	322,077,336	6.6
HEALTH CARE	73,535,151	1.5
REAL ESTATE	48,142,696	1.0
ENERGY	21,195,439	0.4
SHORT-TERM INVESTMENTS	130,579,051	2.7
OTHER ASSETS & LIABILITIES, NET	(97,601,241)	(2.0)

NET ASSETS	$4,879,606,931	100.0%

114

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.5%

AUSTRALIA - 2.8%
785,401		Australia & New Zealand Banking Group Ltd	$18,621,185
934,508		BHP Billiton Ltd	19,462,451
		TOTAL AUSTRALIA	38,083,636

AUSTRIA - 1.0%
187,272		ams AG.	13,496,040
		TOTAL AUSTRIA	13,496,040

BRAZIL - 2.5%
1,469,637		Banco Itau Holding Financeira S.A.	17,588,421
743,600	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar	17,288,310
		TOTAL BRAZIL	34,876,731

CANADA - 7.6%
405,366		Alimentation Couche Tard, Inc	19,222,168
230,600	*	Bank of Montreal	17,489,902
1,009,191		Cenovus Energy, Inc (Toronto)	8,475,019
287,265		Dollarama, Inc	28,080,197
105,400	*	Shopify, Inc	9,712,778
382,104	*,g	Spin Master Corp	11,713,668
332,121		Suncor Energy, Inc	10,834,057
		TOTAL CANADA	105,527,789

CHINA - 4.7%
14,247,400	*,e,m	China Animal Healthcare Ltd	18,241
9,907,600		China Everbright International Ltd	12,919,637
3,273,200		Haitong Securities Co Ltd	5,212,997
3,006,900	*,e,g	Meitu, Inc	4,219,815
1,134,200		Sunny Optical Technology Group Co Ltd	13,478,770
744,000		Tencent Holdings Ltd	29,695,988
		TOTAL CHINA	65,545,448

FINLAND - 2.8%
322,682		Huhtamaki Oyj	12,504,174
1,244,669		Outokumpu Oyj	10,459,132
296,996		Sampo Oyj (A Shares)	16,243,179
		TOTAL FINLAND	39,206,485

FRANCE - 3.5%
72,612		L’Oreal S.A.	15,043,771
135,639		Teleperformance	18,898,936
211,204		Valeo S.A.	14,623,459
		TOTAL FRANCE	48,566,166
115

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

GERMANY - 3.7%
144,082		Beiersdorf AG.	$15,811,392
162,151		Fresenius Medical Care AG.	15,290,909
108,757		Linde AG.	20,746,560
		TOTAL GERMANY	51,848,861

HONG KONG - 2.4%
2,685,000		AIA Group Ltd	21,118,881
597,002		Melco Crown Entertainment Ltd (ADR)	12,059,440
		TOTAL HONG KONG	33,178,321

INDIA - 1.5%
679,060		Container Corp Of India Ltd	12,106,696
1,293,900	*	Vakrangee Ltd	8,897,469
		TOTAL INDIA	21,004,165

INDONESIA - 1.1%
13,662,600		Bank Rakyat Indonesia	15,137,763
		TOTAL INDONESIA	15,137,763

IRELAND - 2.5%
436,047		CRH plc	15,305,623
512,586		Keywords Studios plc	7,635,497
395,689		Smurfit Kappa Group plc	11,766,630
		TOTAL IRELAND	34,707,750

ISLE OF MAN - 1.2%
2,098,641	*	Optimal Payments plc	16,334,209
		TOTAL ISLE OF MAN	16,334,209

ITALY - 2.6%
523,589		Moncler S.p.A	14,060,625
962,476	g	OVS S.p.A	7,280,655
423,963	*,e	Yoox S.p.A	14,042,669
		TOTAL ITALY	35,383,949

JAPAN - 15.4%
155,500	e	GMO Payment Gateway, Inc	9,172,450
1,643,200	e	Infomart Corp	12,063,524
582,800	e	Istyle, Inc	3,880,083
629,200		Kubota Corp	10,926,120
301,400		Megachips Corp	8,039,017
502,300	e	MonotaRO Co Ltd	16,568,389
104,501		Murata Manufacturing Co Ltd	16,257,152
178,601		Nitto Denko Corp	15,925,674
2,329,200		Nomura Holdings, Inc	13,838,291
879,600		ORIX Corp	13,957,862
260,200		Paltac Corp	9,440,678
318,402		Seria Co Ltd	15,803,037
1,382,700		Shimizu Corp	14,609,585
404,200		SMS Co Ltd	12,790,789
116

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

402,100		Sumitomo Mitsui Financial Group, Inc	$15,515,342
104,300		Sysmex Corp	5,970,671
303,200	*	Tokyo Base Co Ltd	14,312,988
125,157	*,e	Wash House Co Ltd	4,737,666
		TOTAL JAPAN	213,809,318

KOREA, REPUBLIC OF - 1.8%
66,594		Hanssem Co Ltd	10,472,440
255,400		Hynix Semiconductor, Inc	15,015,565
		TOTAL KOREA, REPUBLIC OF	25,488,005

MALAYSIA - 0.5%
16,983,200		Karex BHD	6,425,968
		TOTAL MALAYSIA	6,425,968

NETHERLANDS - 3.0%
133,747		ASML Holding NV	20,169,192
1,165,720		ING Groep NV	21,780,120
		TOTAL NETHERLANDS	41,949,312

NORWAY - 3.8%
694,786		Aker BP ASA	13,124,457
944,257		DNB NOR Holding ASA	18,549,442
769,506		Statoil ASA	14,462,152
340,210		TGS Nopec Geophysical Co ASA	7,189,535
		TOTAL NORWAY	53,325,586

PHILIPPINES - 2.0%
5,703,054		Banco de Oro Universal Bank	14,221,425
7,637,820	*	Robinsons Retail Holdings, Inc	13,117,364
		TOTAL PHILIPPINES	27,338,789

PORTUGAL - 1.0%
705,296		Jeronimo Martins SGPS S.A.	13,871,988
		TOTAL PORTUGAL	13,871,988

SPAIN - 1.9%
279,399		Amadeus IT Holding S.A.	17,198,096
142,139	*,e,m	Let’s GOWEX S.A.	1,683
273,805		Tecnicas Reunidas S.A.	9,709,413
		TOTAL SPAIN	26,909,192

SWEDEN - 3.0%
416,726		Boliden AB	13,082,709
336,635		Hexagon AB (B Shares)	16,633,557
345,300	e	Intrum Justitia AB	11,235,825
		TOTAL SWEDEN	40,952,091

SWITZERLAND - 3.0%
95,367		Lonza Group AG.	22,666,313
222,935		Novartis AG.	18,989,094
		TOTAL SWITZERLAND	41,655,407
117

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

TAIWAN - 5.0%
3,067,149		Hota Industrial Manufacturing Co Ltd	$14,037,798
2,245,000		Hu Lane Associate, Inc	13,382,963
621,000		Nien Made Enterprise Co Ltd	7,578,040
4,790,600		Powertech Technology, Inc	15,523,393
3,221,000		Taiwan Paiho Ltd	13,438,072
1,059,700		VHQ Media Holdings Ltd	5,017,208
		TOTAL TAIWAN	68,977,474

UNITED KINGDOM - 15.2%
1,268,380		Ashtead Group plc	27,250,265
167,072	*	ASOS plc	12,736,243
2,404,119		Beazley plc	16,247,260
4,346,188	*	boohoo.com plc	13,495,966
1,144,116		Cineworld Group plc	10,402,415
935,300		CNH Industrial NV	10,833,988
2,360,229		Electrocomponents plc	19,317,322
543,423		Fevertree Drinks plc	15,414,009
916,218		GlaxoSmithKline plc	18,239,121
1,517,394	*	Just Eat plc	12,428,821
2,291,785	*,e	Purplebricks Group plc	14,514,155
208,735		Rightmove plc	11,579,286
5,592,178		Taylor Wimpey plc	14,045,315
2,088,815		Vesuvius plc	14,978,770
		TOTAL UNITED KINGDOM	211,482,936

		TOTAL COMMON STOCKS (Cost $992,061,839)	1,325,083,379

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 9.4%

GOVERNMENT AGENCY DEBT - 1.4%
$20,000,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	20,000,000
		TOTAL GOVERNMENT AGENCY DEBT			20,000,000

TREASURY DEBT - 4.0%
16,050,000		United States Treasury Bill	0.920	08/03/17	16,049,166
18,590,000		United States Treasury Bill	0.908	08/10/17	18,585,594
19,365,000		United States Treasury Bill	0.952	08/17/17	19,356,634
		TOTAL TREASURY DEBT			53,991,394

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.0%
55,955,405	c	State Street Navigator Securities Lending Government Money Market Portfolio			55,955,405
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			55,955,405

		TOTAL SHORT-TERM INVESTMENTS			129,946,799
		(Cost $129,947,178)
		TOTAL INVESTMENTS - 104.9%			1,455,030,178
		(Cost $1,122,009,017)
		OTHER ASSETS & LIABILITIES, NET - (4.9)%			(67,635,675)
		NET ASSETS - 100.0%			$1,387,394,503
118

TIAA-CREF FUNDS - International Opportunities Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $52,355,653.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2017, the aggregate value of these securities amounted to $23,214,138 or 1.7% of net assets.
m	Indicates a security that has been deemed illiquid.

119

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2017

SECTOR	VALUE	% OF NET ASSETS
INFORMATION TECHNOLOGY	$293,538,813	21.2%
CONSUMER DISCRETIONARY	260,761,542	18.8
FINANCIALS	225,522,070	16.3
INDUSTRIALS	150,328,211	10.8
MATERIALS	119,252,953	8.6
CONSUMER STAPLES	116,194,970	8.4
HEALTH CARE	81,174,349	5.8
ENERGY	63,794,633	4.6
REAL ESTATE	14,514,155	1.0
TELECOMMUNICATION SERVICES	1,683	0.0
SHORT-TERM INVESTMENTS	129,946,799	9.4
OTHER ASSETS & LIABILITIES, NET	(67,635,675)	(4.9)

NET ASSETS	$1,387,394,503	100.0%

120

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUSTRALIA - 4.2%
839,299		Abacus Property Group	$2,088,969
2,164,000		Australian Pharmaceutical Industries Ltd	3,038,426
15,000		Cedar Woods Properties Ltd	58,920
2,340,000		Cromwell Group	1,722,540
1,486,800		Downer EDI Ltd	7,567,924
209,000		GrainCorp Ltd-A	1,459,250
1,230,000		ING Office Fund	4,468,936
400,000		Macquarie CountryWide Trust	1,312,472
500,000		Metcash Ltd	1,048,320
1,000,000		Nine Entertainment Co Holdings Ltd	1,151,615
400,000		Northern Star Resources Ltd	1,417,079
241,000		OceanaGold Corp	659,162
625,000		Pact Group Holdings Ltd	2,866,123
1,171,000		Regis Resources Ltd	3,608,951
1,100,000		Shopping Centres Australasia Property Group	1,910,793
2,363,000		Sigma Healthcare Ltd	1,815,587
581,907		Tassal Group Ltd	1,765,173
		TOTAL AUSTRALIA	37,960,240

AUSTRIA - 1.3%
15,000		ams AG.	1,080,998
109,000		CA Immobilien Anlagen AG.	2,812,947
15,000		Lenzing AG.	2,681,308
42,000		Sparkassen Immobilien AG.	628,535
408,000		Uniqa Versicherungen AG.	4,223,742
		TOTAL AUSTRIA	11,427,530

BELGIUM - 0.7%
254,000	*	AGFA-Gevaert NV	1,185,001
12,000		Barco NV	1,201,886
28,000		Econocom Group S.A.	213,985
13,000		EVS Broadcast Equipment S.A.	528,241
7,000		Ion Beam Applications	248,260
8,000		Sioen Industries NV	277,672
22,000		Warehouses De Pauw SCA	2,442,630
		TOTAL BELGIUM	6,097,675

BRAZIL - 1.6%
260,000		Banco ABC Brasil S.A.	1,364,888
1,000,000	*	Cia de Saneamento do Parana	3,399,234
382,000		CVC Brasil Operadora e Agencia de Viagens S.A.	4,367,149
78,000		Magnesita Refratarios S.A.	872,962
85,000		Multiplus S.A.	1,084,596
121

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

456,000		QGEP Participacoes S.A.	$1,064,563
100,000		Smiles S.A.	2,087,322
119,000		Wiz Solucoes e Corretagem de Seguros S.A.	755,592
		TOTAL BRAZIL	14,996,306

CANADA - 6.2%
101,000		AGF Management Ltd	606,770
187,000		Canadian Apartment Properties REIT	4,861,175
155,000	e	Canadian Western Bank	3,481,051
194,000	*	Capital Power Corp	3,829,429
214,000		Cascades, Inc	2,638,203
35,000	*	Celestica, Inc	416,042
274,000		Corus Entertainment, Inc	3,041,636
108,000		Dominion Diamond Corp	1,519,406
211,000		Dream Global REIT	1,738,095
79,000		Dream Industrial Real Estate Investment Trust	569,015
14,000	e	Exchange Income Corp	323,850
172,000	e	Extendicare, Inc	1,309,228
163,000	e	Genworth MI Canada, Inc	4,755,011
71,000		Gluskin Sheff + Associates, Inc	966,409
93,000		Granite REIT	3,743,870
3,000		iShares S&P	38,187
228,000		Just Energy Income Fund	1,223,437
51,000		Kirkland Lake Gold Ltd	528,510
69,000	e	Labrador Iron Ore Royalty Corp	953,022
92,000		Laurentian Bank of Canada	3,997,305
87,000		North West Co, Inc	2,131,125
189,000		NorthWest Healthcare Properties Real Estate Investment Trust	1,609,930
188,000	*	Paramount Resources Ltd (Class A)	3,012,825
700,000		Pure Industrial Real Estate Trust	3,576,499
132,000		Rogers Sugar, Inc	678,661
345,000		Silvercorp Metals, Inc	1,015,560
100,000		Timbercreek Financial Corp	752,356
9,000		TMX Group Ltd	477,161
103,000		Transcontinental, Inc	2,100,068
49,000		Valener, Inc	847,355
		TOTAL CANADA	56,741,191

CHILE - 0.5%
686,000	*	E.CL SA	1,491,529
391,000		Inversiones Aguas Metropolitanas S.A.	678,454
37,000		Inversiones La Construccion S.A.	491,895
790,000		Parque Arauco S.A.	2,085,423
		TOTAL CHILE	4,747,301

CHINA - 4.1%
2,014,000		Beijing Capital Land Ltd	1,061,472
3,128,000	*	BYD Electronic International Co Ltd	7,890,501
2,660,000		CGN New Energy Holdings Co Ltd	384,557
1,314,000		China Aoyuan Property Group Ltd	562,705
5,614,000		China SCE Property Holdings Ltd	2,745,001
407,000		China Shineway Pharmaceutical Group Ltd	407,116
5,451,000		China Suntien Green Energy Cor	1,150,925
122

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,840,000		CIFI Holdings Group Co Ltd	$2,754,083
2,849,000		Citic 1616 Holdings Ltd	867,362
610,000	g	Hua Hong Semiconductor Ltd	826,556
5,214,000		Huadian Fuxin Energy Corp Ltd	1,153,569
183,000	*	JA Solar Holdings Co Ltd (ADR)	1,149,240
97,000	*,e	JinkoSolar Holding Co Ltd (ADR)	2,679,140
235,000		Lao Feng Xiang Co Ltd	912,058
1,690,000		Logan Property Holdings Co Ltd	1,464,805
1,834,000		Powerlong Real Estate Holdings Ltd	856,480
1,958,000		Shandong Chenming Paper Holdings Ltd	2,999,811
1,198,000		Sichuan Expressway Co Ltd	494,996
689,000		SITC International Co Ltd	573,231
183,000		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	183,000
2,138,000		Tianneng Power International Ltd	1,695,408
615,000	g	Universal Medical Financial & Technical Advisory Services Co Ltd	489,297
2,494,000		Winteam Pharmaceutical Group Ltd	1,323,504
16,080,000		Yuexiul Property Co Ltd	3,022,872
		TOTAL CHINA	37,647,689

DENMARK - 1.7%
126,000		Alm Brand AS	1,263,122
78,000		GN Store Nord	2,372,459
31,000		Schouw & Co	3,404,055
123,000		Spar Nord Bank A/s	1,653,091
154,000		Sydbank AS	6,415,038
		TOTAL DENMARK	15,107,765

EGYPT - 0.1%
310,000		Alexandria Mineral Oils Co	177,885
1,584,608		Medinet Nasr Housing	925,202
		TOTAL EGYPT	1,103,087

FINLAND - 0.5%
100,000		Finnair Oyj	1,083,177
115,000		Outokumpu Oyj	966,362
155,000		Valmet Corp	2,825,415
		TOTAL FINLAND	4,874,954

FRANCE - 3.3%
668,000	*	Air France-KLM	9,044,706
18,000		Altamir Amboise	358,194
130,000		Faurecia	7,218,651
56,000		Gaztransport Et Technigaz S.A.	2,667,623
14,000		IPSOS	483,441
97,000		M6-Metropole Television	2,346,938
14,000		MGI Coutier	563,113
31,000		Neopost S.A.	1,421,511
20,000		Orpea	2,293,462
84,000		Rallye S.A.	1,784,934
31,000		Sechilienne-Sidec	728,452
6,000		Synergie S.A	284,254
5,000		Trigano S.A.	658,193
		TOTAL FRANCE	29,853,472
123

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

GERMANY - 4.1%
152,000		Aareal Bank AG.	$6,339,693
5,000		Amadeus Fire AG	461,836
21,000		bet-at-home.com AG.	2,709,604
397,000	g	Deutsche Pfandbriefbank AG.	5,230,872
35,000		Draegerwerk AG.	3,765,613
5,000		Draegerwerk AG. & Co KGaA	406,931
8,000		Duerr AG.	974,695
58,000		Hamburger Hafen und Logistik AG.	1,622,126
30,000		Koenig & Bauer AG.	2,350,150
54,000		MTU Aero Engines Holding AG.	7,913,904
7,000		Pfeiffer Vacuum Technology AG.	1,187,069
113,000		SAF-Holland S.A.	1,996,627
93,000		Verbio AG.	1,057,558
11,000	e	Wacker Chemie AG.	1,365,146
3,000		Wincor Nixdorf AG.	255,360
		TOTAL GERMANY	37,637,184

GREECE - 0.4%
144,000		Hellenic Petroleum S.A.	1,331,452
119,000		Motor Oil Hellas Corinth Refineries S.A.	2,679,379
		TOTAL GREECE	4,010,831

HONG KONG - 2.3%
703,000		Ajisen China Holdings Ltd	304,212
10,260,000		Concord New Energy Group Ltd	439,386
2,440,000		CSI Properties Ltd	129,641
1,890,000		Emperor International Holdings	730,358
902,635		Far East Consortium	497,656
240,165		Great Eagle Holdings Ltd	1,317,544
168,000		Johnson Electric Holdings Ltd	596,971
978,000		Ju Teng International Holdings Ltd	394,081
2,983,429		K Wah International Holdings Ltd	1,792,950
849,000		Kerry Logistics Network Ltd	1,220,857
1,600,000		Kingboard Chemical Holdings Ltd	7,203,405
325,000		Lee & Man Paper Manufacturing Ltd	346,109
795,000		Melco International Development	1,878,580
623,000	e	PAX Global Technology Ltd	413,125
833,000		Road King Infrastructure	1,095,747
974,000		Texhong Textile Group Ltd	1,046,835
1,518,000		Texwinca Holdings Ltd	920,926
280,000		VST Holdings Ltd	74,678
408,000		Xinyi Glass Holdings Co Ltd	421,585
		TOTAL HONG KONG	20,824,646

HUNGARY - 0.2%
1,017,000		Magyar Telekom	1,837,678
		TOTAL HUNGARY	1,837,678

INDIA - 1.3%
236,000	*	Adani Enterprises Ltd	507,313
124

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

411,000	*	Apollo Tyres Ltd	$1,707,813
196,000		Balrampur Chini Mills Ltd	505,394
263,000	*	Canara Bank	1,507,877
43,000		CESC Ltd	632,207
113,000		Gujarat Narmada Valley Fertilizers Co Ltd	527,285
347,000	*	JK Tyre & Industries Ltd	875,497
349,000		Karnataka Bank Ltd	837,435
67,000	*	Muthoot Finance Ltd	494,851
42,000		Natco Pharma Ltd	636,950
78,000	*	Rajesh Exports Ltd	864,576
369,000		Reliance Energy Ltd	3,039,948
		TOTAL INDIA	12,137,146

INDONESIA - 0.6%
16,296,000		PT Bank Pembangunan Daerah Jawa Timur Tbk	770,172
11,000,000		PT Bank Tabungan Negara Tbk	2,146,273
1,986,000		PT Indo Tambangraya Megah	2,981,105
		TOTAL INDONESIA	5,897,550

IRELAND - 1.6%
108,000	*	Kingspan Group plc	3,595,154
106,000		Origin Enterprises plc	825,677
35,000	*,e	Permanent TSB Group Holdings plc	84,938
68,000		Smurfit Kappa Group plc	2,022,121
727,000		United Drug plc	8,116,683
		TOTAL IRELAND	14,644,573

ISRAEL - 0.6%
60,000		Delek Automotive Systems Ltd	496,511
1,640,000		El Al Israel Airlines	1,558,178
11,000		Gazit, Inc	197,994
215,000		Harel Insurance Investments & Finances Ltd	1,278,490
75,000		Matrix IT Ltd	768,484
721,000		Migdal Insurance Holdings Ltd	739,593
		TOTAL ISRAEL	5,039,250

ITALY - 2.6%
578,000		Actelios S.p.A.	867,823
216,000		Ascopiave S.p.A.	885,748
504,000		Astaldi S.p.A.	3,347,774
88,000		Banca IFIS S.p.A.	4,129,890
68,000		Biesse S.p.A.	2,591,407
260,000		Brembo S.p.A	3,998,152
22,000		Industria Macchine Automatiche S.p.A.	2,181,152
1,016,000		Iride S.p.A.	2,585,894
541,000		Maire Tecnimont S.p.A	3,035,132
		TOTAL ITALY	23,622,972

JAPAN - 21.2%
104,000		Adastria Holdings Co Ltd	2,598,021
226,000		ADEKA Corp	3,469,368
86,000		Arcs Co Ltd	1,859,817
125

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,078,000	e	Ardepro Co Ltd	$1,386,626
9,000		Chori Co Ltd	166,789
183,000		Cosmo Energy Holdings Co Ltd	3,170,906
18,000		Create SD Holdings Co Ltd	455,448
82,000		Daido Metal Co Ltd	734,976
311,000		Daiho Corp	1,502,962
683,000		Daikyo, Inc	1,430,613
37,000		Daikyonishikawa Corp	552,621
518,000		Daiwabo Co Ltd	2,038,531
162,000		DCM Japan Holdings Co Ltd	1,410,755
97,000		Eagle Industry Co Ltd	1,688,213
105,000		Exedy Corp	3,286,180
66,000		Fuji Oil Co Ltd	1,559,377
19,000		Fukuda Corp	871,499
3,000		Fukuda Denshi Co Ltd	223,139
22,000		Furukawa Electric Co Ltd	992,837
80,000		Futaba Industrial Co Ltd	828,888
141,000	e	Geo Holdings Corp	1,541,612
14,000		G-Tekt Corp	270,945
241,000		Haseko Corp	3,017,473
222,000		Hazama Ando Corp	1,531,916
48,000		Heiwado Co Ltd	1,090,756
18,000		Hitachi Capital Corp	428,212
82,000		Hitachi Transport System Ltd	1,887,447
10,000		Inaba Denki Sangyo Co Ltd	393,875
29,000		Inabata & Co Ltd	407,644
115,000	*	Ishihara Sangyo Kaisha Ltd	1,259,804
127,000		Itochu Enex Co Ltd	1,142,826
49,000		Jaccs Co Ltd	229,724
167,000	*,e	Japan Display, Inc	298,882
146,000		Japan Pulp & Paper Co Ltd	558,604
34,000		Kaga Electronics Co Ltd	749,969
58,000		Kaken Pharmaceutical Co Ltd	3,087,126
137,000		Kandenko Co Ltd	1,466,196
1,319,000		Kanematsu Corp	2,882,447
70,000		Kasai Kogyo Co Ltd	911,205
68,000		Kato Works Co Ltd	2,187,479
85,000		Keihin Corp	1,223,058
71,000		Konoike Transport Co Ltd	966,966
125,000		K’s Holdings Corp	2,509,475
1,572,000		Kumagai Gumi Co Ltd	5,445,094
50,000		Kureha CORP	2,514,364
229,000		Kyowa Exeo Corp	3,909,805
796,000		Leopalace21 Corp	5,676,350
81,000		Maeda Corp	979,356
221,000		Maeda Road Construction Co Ltd	4,562,905
243,000		Maruha Nichiro Corp	6,631,449
40,000		Maruzen Showa Unyu Co Ltd	174,098
336,000		Marvelous, Inc	3,139,382
24,000		Matsumotokiyoshi Holdings Co Ltd	1,479,977
60,000		Mitsui Sugar Co Ltd	1,821,739
95,000		Nichii Gakkan Co	994,242
126

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

87,000		Nippo Corp	$1,769,943
77,000		Nippon Konpo Unyu Soko Co Ltd	1,820,293
27,000		Nippon Steel Trading Co Ltd	1,391,759
425,000		Nippon Suisan Kaisha Ltd	2,480,321
88,000		Nipro Corp	1,193,705
531,000		Nishimatsu Construction Co Ltd	3,055,867
382,000		Nisshin Oillio Group Ltd	2,261,443
134,000		Nojima Corp	2,168,847
109,000	*	Okumura Corp	793,198
18,000		Okuwa Co Ltd	191,654
60,000		Open House Co Ltd	1,985,835
55,000		Paramount Bed Holdings Co Ltd	2,505,797
20,000		PC Depot Corp	115,121
1,126,000		Penta-Ocean Construction Co Ltd	6,707,654
81,000		Prima Meat Packers Ltd	517,117
229,000		Raito Kogyo Co Ltd	2,473,717
999,000		Rengo Co Ltd	5,671,041
33,000		Sanyo Chemical Industries Ltd	1,567,148
194,000		Seino Holdings Corp	2,612,183
269,000		Senko Co Ltd	1,831,240
27,000	e	Shikoku Electric Power Co, Inc	324,456
151,000		Shinko Plantech Co Ltd	1,290,260
123,000		Shinnihon Corp	1,001,872
2,259,000	*	Sojitz Holdings Corp	5,690,577
48,000	e	Studio Alice Co Ltd	1,127,192
395,000		Sumitomo Forestry Co Ltd	6,046,473
3,428,000		Sumitomo Mitsui Construction C	3,727,161
21,000		Sun Frontier Fudousan Co Ltd	224,115
38,000		Tachi-S Co Ltd	693,247
89,000		Taihei Dengyo Kaisha Ltd	1,286,253
48,000		Taiho Kogyo Co Ltd	676,666
842,000		Takara Leben Co Ltd	3,862,602
62,000		Telepark Corp	1,240,796
137,000		Toho Pharmaceutical Co Ltd	2,708,309
21,000		Token Corp	2,669,846
62,000		Tokyo Rope Manufacturing Co Ltd	949,426
333,000		Tokyu Construction Co Ltd	2,662,983
101,000		Topre Corp	2,662,452
197,000		Tosei Corp	1,539,714
53,000		Towa Pharmaceutical Co Ltd	2,560,014
460,000		Toyo Kanetsu K K	1,505,694
25,000		Trans Cosmos, Inc/Japan	600,833
51,000		Unipres Corp	1,186,124
129,000		United Super Markets Holdings, Inc	1,309,036
97,000	e	Unizo Holdings Co Ltd	2,250,631
50,000	*	Valor Co Ltd	1,129,993
47,000		VITAL KSK Holdings, Inc	376,454
98,000		Yurtec Corp	665,277
30,000	e	Zojirushi Corp	313,193
		TOTAL JAPAN	192,995,500

KOREA, REPUBLIC OF - 4.2%
15,000		Chong Kun Dang Pharm Corp	893,862
85,000		Daeduck Electronics Co	850,091
127

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES	COMPANY	VALUE

50,000	Daeduck GDS Co Ltd	$843,578
24,000	Daewon Pharmaceutical Co Ltd	403,389
70,000	Daishin Securities Co Ltd	957,326
6,000	Dong-A Pharmaceutical Co Ltd	692,241
367,000	Dongkuk Steel Mill Co Ltd	4,704,782
131,000	Dongwon Development Co Ltd	585,318
4,000	e Tec E&C Ltd	491,488
497,000	Eugene Corp	2,797,299
2,000	GS Home Shopping, Inc	420,586
89,000	Halim Co Ltd	331,760
81,000	Hanil E-Hwa Co Ltd	973,764
51,000	Hansol Paper Co Ltd	865,900
10,000	Korea District Heating Corp	691,901
6,000	Korea Petrochemical Ind Co Ltd	1,383,969
5,000	LG Fashion Corp	140,125
5,000	LOTTE Himart Co Ltd	310,978
48,000	LS Cable Ltd	3,608,117
71,000	Meritz finance Holdings Co Ltd	964,389
70,000	Meritz Fire & Marine Insurance Co Ltd	1,478,983
400	Namyang Dairy Products Co Ltd	261,648
76,000	Poongsan Corp	3,374,192
58,000	POSCO Refractories & Environment Co Ltd	1,085,585
96,000	Pyeong Hwa Automotive Co Ltd	1,230,621
6,000	Samchully Co Ltd	613,914
6,000	Samyang Corp	544,491
40,000	Seah Besteel Corp	1,245,305
10,000	SeAH Steel Corp	868,781
18,010	SK Gas Co Ltd	1,850,676
120,000	SL Corp	2,384,857
22,000	Ssangyong Cement Industrial Co Ltd	282,114
	TOTAL KOREA, REPUBLIC OF	38,132,030

MALAYSIA - 0.4%
118,500	Aeon Credit Service M BHD	376,300
484,000	Mah Sing Group BHD	178,649
104,000	Malaysian Pacific Industries BHD	344,601
315,900	MKH BHD	166,011
167,000	Scientex BHD	337,783
778,710	Sunway BHD	778,355
961,000	Supermax Corp BHD	430,952
1,165,000	Unisem M BHD	1,043,881
453,400	UOA Development BHD	275,333
	TOTAL MALAYSIA	3,931,865

MEXICO - 0.4%
857,000	Bolsa Mexicana de Valores S.A. de C.V.	1,475,470
198,000	Grupo Aeroportuario del Centro Norte Sab de C.V.	1,253,342
128,000	Rassini SAB de C.V.	611,006
	TOTAL MEXICO	3,339,818

NETHERLANDS - 2.2%
11,000	Advanced Metallurgical Group NV	379,721
72,000	ASM International NV	4,332,797
128

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

280,000		ASR Nederland NV	$10,590,278
55,000		BE Semiconductor Industries NV	3,577,669
68,000		ForFarmers NV	828,329
		TOTAL NETHERLANDS	19,708,794

NEW ZEALAND - 0.7%
1,185,000		Air New Zealand Ltd	2,983,321
509,000		Genesis Energy Ltd	948,167
572,000		Infratil Ltd	1,327,955
150,000		Z Energy Ltd	872,077
		TOTAL NEW ZEALAND	6,131,520

NORWAY - 1.7%
50,000		Aker ASA (A Shares)	1,893,397
127,000		Borregaard ASA	1,588,430
84,000	g	Entra ASA	1,116,389
330,000		Leroy Seafood Group ASA	1,915,427
46,544		Norway Royal Salmon ASA	799,130
151,000		Sparebanken Midt-Norge	1,526,737
130,000		Sparebanken Nord-Norge	968,820
654,000		Storebrand ASA	5,455,166
		TOTAL NORWAY	15,263,496

PHILIPPINES - 0.1%
1,475,000		Cosco Capital, Inc	225,988
1,539,000		First Gen Corp	527,640
		TOTAL PHILIPPINES	753,628

PORTUGAL - 0.5%
279,000		Altri SGPS S.A.	1,267,090
543,000		Portucel Empresa Produtora de Pasta e Papel S.A.	2,340,435
72,000		Semapa-Sociedade de Investimento e Gestao	1,398,258
		TOTAL PORTUGAL	5,005,783

RUSSIA - 0.1%
30,000	*,g	Aeroflot PJSC (ADR)	503,589
		TOTAL RUSSIA	503,589

SINGAPORE - 1.7%
830,000		Accordia Golf Trust	431,797
468,000		Ascendas Hospitality Trust	290,093
67,000		China Yuchai International Ltd	1,512,860
1,143,000		Croesus Retail Trust	1,003,705
304,000		CWT Ltd	464,362
1,457,000		Japfa Ltd	623,038
201,141		QAF Ltd	193,697
738,000		Venture Corp Ltd	7,169,434
2,923,000		Yanlord Land Group Ltd	3,903,475
		TOTAL SINGAPORE	15,592,461

SOUTH AFRICA - 0.8%
488,000		Barloworld Ltd	4,391,451
129

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

579,000		Delta Property Fund Ltd	$319,403
121,000		Lewis Group Ltd	282,791
163,000		Peregrine Holdings Ltd	371,052
118,000		Raubex Group Ltd	212,653
383,000		Rebosis Property Fund Ltd	328,109
2,270,000		S.A. Corporate Real Estate Fund Nominees Pty Ltd	964,583
564,509		Vukile Property Fund Ltd	826,712
		TOTAL SOUTH AFRICA	7,696,754

SPAIN - 1.7%
124,000		Antena 3 de Television S.A.	1,455,367
49,000		Axia Real Estate SOCIMI S.A.	915,048
85,000		Cie Automotive S.A.	2,103,900
15,000		Corp Financiera Alba	940,233
64,000		Grupo Catalana Occidente S.A.	2,847,112
111,000		Hispania Activos Inmobiliarios SAU	2,002,564
330,000		Merlin Properties Socimi S.A.	4,441,038
61,000		Papeles y Cartones de Europa S.A.	535,812
		TOTAL SPAIN	15,241,074

SWEDEN - 3.5%
16,000		Biogaia AB (B Shares)	596,497
62,000	*	D Carnegie & Co AB	898,462
97,000		Holmen AB (B Shares)	4,381,058
27,000		Investment AB Oresund	480,722
189,000		JM AB	6,633,727
97,000		KappAhl Holding AB	551,839
85,000		New Wave Group AB (B Shares)	592,152
12,000		Probi AB	549,927
142,000		Saab AB (Class B)	6,588,727
261,000	g	Scandic Hotels Group AB	3,628,682
313,000		Trelleborg AB (B Shares)	7,371,924
		TOTAL SWEDEN	32,273,717

SWITZERLAND - 2.9%
1,000		APG SGA S.A.	451,678
44,000		BKW S.A.	2,507,182
4,000		Bobst Group AG.	445,342
14,500		Bossard Holding AG.	3,134,081
207,000		Logitech International S.A.	7,513,064
9,200		Mobimo Holding AG.	2,625,989
120,000		OC Oerlikon Corp AG.	1,755,716
214,000	g	Resurs Holding AB	1,416,398
29,000		Temenos Group AG.	2,803,323
59,000		Vontobel Holding AG.	3,924,962
		TOTAL SWITZERLAND	26,577,735

TAIWAN - 4.6%
1,718,000		Asia Vital Components Co Ltd	1,505,498
3,135,000		Benq Corp	2,479,849
1,090,000		Charoen Pokphand Enterprise	2,488,129
1,186,000		China Motor Corp	1,024,773
4,896,000		Compeq Manufacturing Co	4,513,459
130

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

276,000		CTCI Corp	$450,137
613,000		General Interface Solution Holding Ltd	5,876,733
2,898,000		Grand Pacific Petrochemical	2,094,383
17,533,000	*	HannStar Display Corp	5,297,697
836,000		LEE Chang Yung Chem IND Corp	1,213,161
695,000		Mercuries & Associates Holding Ltd	522,275
3,490,000		Mitac Holdings Corp	4,175,034
404,000		Primax Electronics Ltd	882,398
731,000		Prince Housing & Development Corp	263,835
390,000		Radiant Opto-Electronics Corp	926,455
86,000		Senao International Co Ltd	165,190
849,000	*	Sercomm Corp	2,148,694
834,000		Systex Corp	1,586,993
707,000		Tripod Technology Corp	2,308,095
1,387,200		USI Corp	687,088
973,000		WT Microelectronics Co Ltd	1,441,290
		TOTAL TAIWAN	42,051,166

THAILAND - 1.3%
219,000		Hana Microelectronics PCL (Foreign)	264,414
1,294,000		Kiatnakin Bank PCL (Foreign)	2,595,186
4,259,000		LPN Development PCL (Foreign)	1,485,112
17,235,000		Quality House PCL	1,263,453
1,550,000		SC Asset Corp PCL	150,916
1,269,000		Siamgas & Petrochemicals PCL (Foreign)	579,991
3,622,000		SVI PCL (Foreign)	604,093
247,000		Thai Vegetable Oil PCL	224,535
2,890,000		Thanachart Capital PCL	4,147,426
400,000		Tisco Bank PCL	886,493
		TOTAL THAILAND	12,201,619

TURKEY - 0.8%
145,000		Aygaz AS	664,438
441,000		Selcuk Ecza Deposu Ticaret ve Sanayi AS	487,445
2,349,599		Soda Sanayii AS	3,805,987
2,251,494		Trakya Cam Sanayi AS	2,381,513
		TOTAL TURKEY	7,339,383

UNITED KINGDOM - 13.0%
384,000		Advanced Medical Solutions Group plc	1,508,550
255,000		Bellway plc	10,737,707
2,936,000	*	boohoo.com plc	9,116,990
399,000		Brewin Dolphin Holdings plc	1,891,075
129,000		Clinigen Group plc	1,705,431
437,000		Crest Nicholson Holdings plc	3,101,990
114,000		CVS Group plc	1,940,310
289,000		Dart Group plc	1,854,104
130,000		Diploma plc	1,852,438
725,000		Electrocomponents plc	5,933,771
423,000		Fevertree Drinks plc	11,998,252
323,000	g	Forterra plc	1,235,882
785,000		Grainger plc	2,723,769
1,376,000	g	Ibstock plc	4,629,512
131

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

942,000		JD Sports Fashion plc	$4,452,725
2,358,000		Melrose Industries plc	7,230,304
1,018,000		Michael Page International plc	6,580,370
256,000	g	On the Beach Group plc	1,570,614
471,000		OneSavings Bank plc	2,455,922
916,000		Paragon Group of Cos plc	5,230,631
1,716,000		QinetiQ plc	5,458,049
842,000		Redrow plc	6,576,736
329,000		Scapa Group plc	2,082,512
1,220,000		SSP Group plc	8,201,261
305,000		Vesuvius plc	2,187,137
533,000		Watkin Jones plc	1,371,319
688,000		Yule Catto & Co plc	4,446,401
		TOTAL UNITED KINGDOM	118,073,762

UNITED STATES - 0.1%
6,000		iShares MSCI EAFE Small-Cap ETF	358,860
2,500	e	iShares MSCI Emerging Markets Small-Cap ETF	121,125
		TOTAL UNITED STATES	479,985

		TOTAL COMMON STOCKS	909,502,719
		(Cost $789,857,083)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
9,154	m	Banco ABC Brasil S.A.	8,795
		TOTAL BRAZIL	8,795

KOREA, REPUBLIC OF - 0.0%
1,505	m	Ssangyong Cement Industrial Co Ltd	1,412
		TOTAL KOREA, REPUBLIC OF	1,412

		TOTAL RIGHTS / WARRANTS	10,207
		(Cost $0)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0.3%
$2,900,000	Federal Home Loan Bank (FHLB)	0.800%	08/01/17	2,900,000
	TOTAL GOVERNMENT AGENCY DEBT			2,900,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
15,620,510	c	State Street Navigator Securities Lending Government Money Market Portfolio	15,620,510
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	15,620,510

		TOTAL SHORT-TERM INVESTMENTS	18,520,510
		(Cost $18,520,510)
		TOTAL INVESTMENTS - 101.8%	928,033,436
		(Cost $808,377,593)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%	(16,650,588)
		NET ASSETS - 100.0%	$911,382,848
132

TIAA-CREF FUNDS - International Small-Cap Equity Fund

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,904,183.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2017, the aggregate value of these securities amounted to $20,647,791 or 2.3% of net assets.
m	Indicates a security that has been deemed illiquid.
133

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2017

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$189,134,617	20.8%
CONSUMER DISCRETIONARY	149,900,734	16.4
FINANCIALS	109,184,793	12.0
REAL ESTATE	102,019,385	11.2
INFORMATION TECHNOLOGY	101,767,741	11.2
MATERIALS	91,629,008	10.0
CONSUMER STAPLES	56,493,380	6.2
HEALTH CARE	50,448,907	5.5
UTILITIES	29,871,461	3.3
ENERGY	26,357,860	2.9
TELECOMMUNICATION SERVICES	2,705,040	0.3
SHORT-TERM INVESTMENTS	18,520,510	2.0
OTHER ASSETS & LIABILITIES, NET	(16,650,588)	(1.8)

NET ASSETS	$911,382,848	100.0%

134

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES	COMPANY	VALUE

COMMON STOCKS - 97.9%

AUSTRALIA - 7.0%
2,612	AGL Energy Ltd	$50,369
1,739	Amcor Ltd	21,347
13,984	AMP Ltd	60,284
4,426	APA Group	30,534
12,653	Australia & New Zealand Banking Group Ltd	299,992
245	Bendigo Bank Ltd	2,179
8,710	BlueScope Steel Ltd	91,756
1,378	Boral Ltd	7,636
6,452	Brambles Ltd	47,705
2,186	Caltex Australia Ltd	54,477
4,830	Coca-Cola Amatil Ltd	31,805
167	Cochlear Ltd	19,077
6,319	Commonwealth Bank of Australia	423,340
255	Computershare Ltd	2,869
1,343	GPT Group (ASE)	5,149
10,833	Healthscope Ltd	18,032
1,935	Insurance Australia Group Ltd	10,320
1,393	Lend Lease Corp Ltd	18,789
2,067	Macquarie Goodman Group	13,172
2,420	Macquarie Group Ltd	166,141
17,486	Mirvac Group	30,372
11,803	National Australia Bank Ltd	282,951
5,597	Newcrest Mining Ltd	90,943
2,279	QR National Ltd	9,147
1,822	Ramsay Health Care Ltd	102,881
7,947	Scentre Group	26,279
67,686	South32 Ltd	157,868
12,714	Stockland Trust Group	42,748
1,906	Sydney Airport	10,274
8,377	Telstra Corp Ltd	27,481
6,880	Transurban Group (ASE)	62,832
3,756	Wesfarmers Ltd	122,391
13,391	Westpac Banking Corp	341,338
3,081	Woodside Petroleum Ltd	72,005
	TOTAL AUSTRALIA	2,754,483

AUSTRIA - 0.3%
2,338	OMV AG.	132,441
	TOTAL AUSTRIA	132,441

BELGIUM - 0.5%
2,083	KBC Groep NV	172,210
437	Umicore	35,083
	TOTAL BELGIUM	207,293
135

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

DENMARK - 1.7%
877	Coloplast AS	$75,342
640 *	Genmab AS	145,447
7,381	Novo Nordisk AS	313,910
664	Novozymes AS	30,661
218	Pandora AS	25,089
585	Vestas Wind Systems AS	57,173
	TOTAL DENMARK	647,622

FINLAND - 0.9%
1,920	Neste Oil Oyj	83,240
137	Nokian Renkaat Oyj	5,586
1,656	Orion Oyj (Class B)	83,696
2,271	UPM-Kymmene Oyj	61,824
1,922	Wartsila Oyj (B Shares)	127,733
	TOTAL FINLAND	362,079

FRANCE - 9.6%
2,430	Accor S.A.	112,882
477	Aeroports de Paris	80,725
1,642	Air Liquide	201,332
8,977	AXA S.A.	265,122
1,431	Cap Gemini S.A.	155,792
2,740	Carrefour S.A.	65,815
680	Casino Guichard Perrachon S.A.	41,474
2,662	CNP Assurances	64,265
3,308	Compagnie de Saint-Gobain	183,550
1,346	Essilor International S.A.	170,413
309	Eurazeo	25,222
11,856	France Telecom S.A.	199,499
128	Gecina S.A.	19,353
3,009	Groupe Danone	224,532
8	JC Decaux S.A.	285
510	Kering	178,256
241	Lagardere S.C.A.	7,918
985	L’Oreal S.A.	204,073
1,170	Michelin (C.G.D.E.) (Class B)	158,460
17,159	Natixis	124,687
1,578	Renault S.A.	142,165
3,364	Rexel S.A.	53,270
2,885	Schneider Electric S.A.	226,424
6,001	Suez Environnement S.A.	108,506
8,472	Total S.A.	430,832
517	Unibail-Rodamco	129,304
4,592	Vivendi Universal S.A.	106,139
461	Wendel	69,363
	TOTAL FRANCE	3,749,658

GERMANY - 9.0%
1,020	Adidas-Salomon AG.	232,962
1,736	Allianz AG.	370,042
3,518	BASF SE	334,913
136

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

2,005		Bayerische Motoren Werke AG.	$184,218
1,368		Bayerische Motoren Werke AG. (Preference)	109,011
576		Beiersdorf AG.	63,210
10,898	*	Commerzbank AG.	142,550
1,381		Deutsche Boerse AG.	144,200
5,380		Deutsche Post AG.	208,704
1,441		Evonik Industries AG.	49,077
675		Fraport AG. Frankfurt Airport Services Worldwide	67,594
1,390		HeidelbergCement AG.	137,641
990		Henkel KGaA	124,551
687		Henkel KGaA (Preference)	97,312
1,256		Merck KGaA	137,823
2,377	*	Metro Wholesale & Food Specialist AG.	48,019
813		Muenchener Rueckver AG.	174,632
883		Osram Licht AG.	73,584
1,115		ProSiebenSat. Media AG.	44,549
3,687		SAP AG.	390,399
2,856		Siemens AG.	387,564
		TOTAL GERMANY	3,522,555

HONG KONG - 3.3%
33,000		BOC Hong Kong Holdings Ltd	162,244
14,000		CLP Holdings Ltd	149,172
26,000		Hang Lung Properties Ltd	64,664
6,300		Hang Seng Bank Ltd	136,966
16,500		Henderson Land Development Co Ltd	95,366
75,790		Hong Kong & China Gas Ltd	143,248
5,681		Hong Kong Exchanges and Clearing Ltd	161,842
6,000		Hysan Development Co Ltd	29,014
90,000		Li & Fung Ltd	32,922
21,933		MTR Corp	126,654
20,000		Shangri-La Asia Ltd	32,480
5,500		Swire Pacific Ltd (Class A)	54,803
20,600		Swire Properties Ltd	71,162
6,500		Yue Yuen Industrial Holdings	26,836
		TOTAL HONG KONG	1,287,373

IRELAND - 0.4%
2,670		CRH plc	93,719
802		Kerry Group plc (Class A)	72,591
		TOTAL IRELAND	166,310

ISRAEL - 0.4%
17,235		Bank Hapoalim Ltd	119,383
7,044		Bank Leumi Le-Israel	33,840
		TOTAL ISRAEL	153,223

ITALY - 1.7%
8,014		Assicurazioni Generali S.p.A.	145,360
69,494		Banca Intesa S.p.A.	239,228
39,733		Banca Intesa S.p.A. RSP	126,657
23,830		Snam Rete Gas S.p.A.	112,746
6,241		Terna Rete Elettrica Nazionale S.p.A.	35,653
		TOTAL ITALY	659,644
137

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 22.7%
1,200		Aeon Co Ltd	$18,082
1,200		AEON Financial Service Co Ltd	26,118
800		Aeon Mall Co Ltd	15,237
1,900		Aisin Seiki Co Ltd	98,779
3,000		Ajinomoto Co, Inc	60,338
1,200		Alfresa Holdings Corp	22,085
1,000		All Nippon Airways Co Ltd	3,433
400		Amada Co Ltd	4,568
600		Asahi Glass Co Ltd	25,254
7,000		Asahi Kasei Corp	79,940
600		Asics Corp	10,907
12,800		Astellas Pharma, Inc	163,015
800		Casio Computer Co Ltd	13,105
1,000		Central Japan Railway Co	160,927
3,300		Chugai Pharmaceutical Co Ltd	132,344
1,700		Daicel Chemical Industries Ltd	22,097
1,400		Daikin Industries Ltd	148,223
3,300		Daiwa House Industry Co Ltd	115,109
3,700		Denso Corp	177,694
600		Dentsu, Inc	28,055
2,000		East Japan Railway Co	187,565
1,300		Eisai Co Ltd	69,669
200		Fast Retailing Co Ltd	60,010
4,500		Fuji Heavy Industries Ltd	162,347
2,900		Fujifilm Holdings Corp	106,599
19,000		Fujitsu Ltd	141,488
1,800		Hino Motors Ltd	21,185
400		Hitachi Chemical Co Ltd	11,372
400		Hitachi Construction Machinery Co Ltd	11,451
100		Hitachi High-Technologies Corp	3,681
7,300		Hitachi Metals Ltd	101,602
8,500		Honda Motor Co Ltd	237,931
4,700		Inpex Holdings, Inc	45,738
1,000		Kajima Corp	8,720
1,000		Kaneka Corp	8,013
300		Kansai Paint Co Ltd	6,862
1,800		Kao Corp	109,592
12,000		Kawasaki Heavy Industries Ltd	38,207
8,900		KDDI Corp	235,823
500		Keyence Corp	230,957
1,000		Kikkoman Corp	30,627
5,800	*	Kobe Steel Ltd	72,546
5,200		Komatsu Ltd	139,451
2,100		Konica Minolta Holdings, Inc	17,395
7,100		Kubota Corp	123,292
600		Kuraray Co Ltd	11,665
1,600		Kyocera Corp	97,200
3,400		Kyowa Hakko Kogyo Co Ltd	61,575
200		Marui Co Ltd	2,720
13,700		Matsushita Electric Industrial Co Ltd	188,694
138

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

4,100		Mazda Motor Corp	$61,634
9,100		Mitsubishi Corp	197,581
11,900		Mitsubishi Electric Corp	184,220
7,500		Mitsubishi Estate Co Ltd	136,372
3,900		Mitsubishi Materials Corp	131,017
6,900		Mitsubishi UFJ Lease & Finance Co Ltd	36,757
11,000		Mitsui Chemicals, Inc	62,492
4,900		Mitsui Fudosan Co Ltd	112,456
7,000		Mitsui OSK Lines Ltd	21,786
3,800		Mitsui Trust Holdings, Inc	139,548
125,100		Mizuho Financial Group, Inc	222,475
1,200		Murata Manufacturing Co Ltd	186,683
10,000		NEC Corp	27,184
1,000		NGK Insulators Ltd	20,110
1,500		NGK Spark Plug Co Ltd	30,284
400		Nikon Corp	7,048
8,000	*	Nippon Yusen Kabushiki Kaisha	15,272
16,700		Nissan Motor Co Ltd	165,819
500		Nissin Food Products Co Ltd	31,412
900		Nitto Denko Corp	80,252
2,400		NKSJ Holdings, Inc	94,133
400		Nomura Real Estate Holdings, Inc	7,928
100		Nomura Research Institute Ltd	3,743
4,700		NSK Ltd	60,584
8,300		NTT DoCoMo, Inc	192,743
700		Obayashi Corp	8,428
1,100		Omron Corp	54,881
1,200		Oriental Land Co Ltd	86,989
3,000		Osaka Gas Co Ltd	12,015
24,300		Resona Holdings, Inc	125,185
1,000		Santen Pharmaceutical Co Ltd	14,088
400		Secom Co Ltd	30,011
600		Sekisui Chemical Co Ltd	11,052
1,600		Sekisui House Ltd	27,696
2,600		Seven & I Holdings Co Ltd	104,792
1,900		Shin-Etsu Chemical Co Ltd	173,783
2,600		Shionogi & Co Ltd	138,814
500		Shiseido Co Ltd	17,662
2,700		Shoei Co Ltd	28,508
1,600		Showa Shell Sekiyu KK	17,428
6,100		Sony Corp	250,614
300		Stanley Electric Co Ltd	9,910
17,000		Sumitomo Chemical Co Ltd	99,350
10,900		Sumitomo Corp	147,333
1,300		Sumitomo Dainippon Pharma Co Ltd	18,210
2,900		Sumitomo Electric Industries Ltd	46,877
2,000		Sumitomo Heavy Industries Ltd	14,581
9,000		Sumitomo Metal Mining Co Ltd	135,924
1,200		Sumitomo Rubber Industries, Inc	20,808
2,300		Suntory Beverage & Food Ltd	112,745
500		Suzuken Co Ltd	16,698
1,200		Sysmex Corp	68,694
4,300		T&D Holdings, Inc	63,433
139

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

4,000		Takeda Pharmaceutical Co Ltd	$211,307
400		TDK Corp	28,749
500		Teijin Ltd	10,025
1,000		Toho Gas Co Ltd	6,777
1,200		Tokyo Electron Ltd	168,765
15,000		Tokyo Gas Co Ltd	79,587
1,500		Tokyu Corp	22,072
3,300		Tokyu Fudosan Holdings Corp	19,795
4,000		Toray Industries, Inc	36,120
400		Toto Ltd	16,097
300		Toyo Suisan Kaisha Ltd	10,899
3,800		Toyota Tsusho Corp	122,162
1,300		Yakult Honsha Co Ltd	88,589
100		Yamaha Corp	3,537
2,100		Yamaha Motor Co Ltd	52,743
1,400	*	Yaskawa Electric Corp	37,533
200		Yokogawa Electric Corp	3,366
		TOTAL JAPAN	8,873,452

LUXEMBOURG - 0.3%
1,243		SES Global S.A.	29,240
4,169		Tenaris S.A.	65,964
		TOTAL LUXEMBOURG	95,204

NETHERLANDS - 3.3%
14,933		Aegon NV	83,706
1,446		Akzo Nobel NV	130,912
1,780		ASML Holding NV	268,426
582		DSM NV	42,933
1,798		EXOR NV	107,676
99		Gemalto NV	5,043
16,452		ING Groep NV	307,387
4,706		Koninklijke Ahold Delhaize NV	96,257
7,090		Koninklijke KPN NV	25,711
3,851		Koninklijke Philips Electronics NV	147,170
938		Koninklijke Vopak NV	44,660
633		NN Group NV	25,658
		TOTAL NETHERLANDS	1,285,539

NEW ZEALAND - 0.3%
4,092		Auckland International Airport Ltd	21,393
3,166		Fletcher Building Ltd	19,005
13,018	*	Meridian Energy Ltd	28,160
2,064		Ryman Healthcare Ltd	13,672
		TOTAL NEW ZEALAND	82,230

NORWAY - 1.3%
5,715		DNB NOR Holding ASA	112,268
21,347		Norsk Hydro ASA	137,742
2,594		Orkla ASA	26,721
783		PAN Fish ASA	14,598
9,277		Statoil ASA	174,353
2,321		Telenor ASA	46,335
		TOTAL NORWAY	512,017
140

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

PORTUGAL - 0.3%
9,732		Energias de Portugal S.A.	$34,553
4,779		Galp Energia SGPS S.A.	76,562
29		Jeronimo Martins SGPS S.A.	570
		TOTAL PORTUGAL	111,685

SINGAPORE - 1.7%
5,260		Ascendas REIT	10,472
25,600		CapitaLand Ltd	69,641
7,100		CapitaMall Trust	10,525
3,300		City Developments Ltd	27,392
11,620		DBS Group Holdings Ltd	185,381
19,200		Global Logistic Properties	46,860
1,300		Jardine Cycle & Carriage Ltd	38,710
19,400		Keppel Corp Ltd	91,746
1,500		Singapore Airlines Ltd	11,495
58,900		Singapore Telecommunications Ltd	172,414
		TOTAL SINGAPORE	664,636

SOUTH AFRICA - 0.7%
10,563		Investec plc	80,205
10,579	e	Mediclinic International plc	103,333
2,733		Mondi plc	71,986
		TOTAL SOUTH AFRICA	255,524

SPAIN - 3.6%
1,436		Amadeus IT Holding S.A.	88,392
30,292		Banco Bilbao Vizcaya Argentaria S.A.	274,072
43,956		Banco de Sabadell S.A.	98,159
31,183		CaixaBank S.A.	162,421
1,806		Enagas	51,043
2,080		Ferrovial S.A.	44,855
3,527		Gas Natural SDG S.A.	82,546
28,598		Iberdrola S.A.	225,439
5,490		Industria De Diseno Textil S.A.	217,922
1,014		Red Electrica Corp S.A.	21,723
9,458		Repsol YPF S.A.	158,402
		TOTAL SPAIN	1,424,974

SWEDEN - 3.4%
3,048		Assa Abloy AB	65,297
4,658		Atlas Copco AB (A Shares)	168,469
4,247		Atlas Copco AB (B Shares)	137,543
4,342		Boliden AB	136,313
16,328		Ericsson (LM) (B Shares)	105,682
2,532		Hennes & Mauritz AB (B Shares)	66,060
602		Industrivarden AB	14,602
16,091		Nordea Bank AB	203,034
2,665		Sandvik AB	41,997
8,558		Skandinaviska Enskilda Banken AB (Class A)	108,381
141

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

575		SKF AB (B Shares)	$11,429
6,092		Svenska Handelsbanken AB	90,674
5,028		Swedbank AB (A Shares)	131,117
14,416		TeliaSonera AB	67,768
		TOTAL SWEDEN	1,348,366

SWITZERLAND - 8.7%
9,651		ABB Ltd	226,087
1,478		Adecco S.A.	112,761
2,000		Cie Financiere Richemont S.A.	170,020
3,929		Coca-Cola HBC AG.	118,786
65		Givaudan S.A.	129,325
2,866		Holcim Ltd	171,247
332		Kuehne & Nagel International AG.	57,816
15		Lindt & Spruengli AG.	85,398
1		Lindt & Spruengli AG. (Registered)	68,153
684		Lonza Group AG.	162,569
7,343		Novartis AG.	625,460
2,325		Roche Holding AG.	588,619
39		SGS S.A.	86,197
21		Sika AG.	144,716
1,791		Swiss Re Ltd	172,674
238		Swisscom AG.	116,325
2,428	*	Wolseley plc	144,971
724		Zurich Financial Services AG.	220,660
		TOTAL SWITZERLAND	3,401,784

UNITED KINGDOM - 16.5%
11,639		3i Group plc	143,685
14,023		Aberdeen Asset Management plc	60,957
3,818		Associated British Foods plc	149,359
26,009		Aviva plc	184,873
8,363		Barratt Developments plc	67,922
768		Berkeley Group Holdings plc	35,419
8,809		British Land Co plc	70,982
50,515		BT Group plc	209,046
4,338		Burberry Group plc	97,854
9,395		Capita Group plc	81,632
11,703		CNH Industrial NV	135,561
2,848		Coca-Cola European Partners plc	123,612
613		Croda International plc	29,912
312		DCC plc	27,429
1,667		easyJet plc	27,189
18,415		GlaxoSmithKline plc	366,587
5,537		Hammerson plc	41,962
2,344		InterContinental Hotels Group plc	132,634
1,881		Intertek Group plc	106,701
17,736		ITV plc	40,559
8,117		J Sainsbury plc	26,226
2,331		Johnson Matthey plc	86,392
9,245		Kingfisher plc	35,878
5,931		Land Securities Group plc	79,983
47,084		Legal & General Group plc	166,711
142

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

3,055		London Stock Exchange Group plc	$151,243
6,930		Marks & Spencer Group plc	29,453
6,942		Meggitt plc	46,076
16,980	g	Merlin Entertainments plc	105,140
18,048		National Grid plc	223,324
651		Next plc	33,934
50,370		Old Mutual plc	130,644
5,871		Pearson plc	50,808
3,943		Petrofac Ltd	23,298
11,470		Prudential plc	279,874
2,853	*	Reckitt Benckiser Group plc	277,389
1,756		Reed Elsevier NV	36,884
7,923		Reed Elsevier plc	172,573
5,428		RSA Insurance Group plc	46,734
2,006		Schroders plc	91,157
8,136		Scottish & Southern Energy plc	148,062
3,709		Segro plc	25,814
11,164		Sky plc	142,275
19,332	*	Standard Chartered plc	216,098
12,757		Standard Life plc	73,430
7,376		Tate & Lyle plc	65,404
18,702		Taylor Wimpey plc	46,972
61,490	*	Tesco plc	141,336
1,549	*	Travis Perkins plc	31,024
4,604		Unilever NV	268,310
5,359		Unilever plc	305,638
11,084		United Utilities Group plc	131,351
10,826	d	Vodafone Group plc (ADR)	321,316
2,525		Whitbread plc	128,219
6,886		WM Morrison Supermarkets plc	21,840
8,712		WPP plc	177,671
		TOTAL UNITED KINGDOM	6,472,356

UNITED STATES - 0.3%
3,610	*	QIAGEN NV	119,741
		TOTAL UNITED STATES	119,741

		TOTAL COMMON STOCKS	38,290,189
		(Cost $35,344,546)

RIGHTS / WARRANTS - 0.0%
FRANCE - 0.0%
128		Gecina S.A.	380
		TOTAL FRANCE	380

		TOTAL RIGHTS / WARRANTS	380
		(Cost $0)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 1.5%
$600,000	Federal Home Loan Bank (FHLB)	0.800%	08/01/17	600,000
	TOTAL GOVERNMENT AGENCY DEBT			600,000
143

TIAA-CREF FUNDS - Social Choice International Equity Fund

ISSUER	VALUE

TOTAL SHORT-TERM INVESTMENTS	$600,000
(Cost $600,000)
TOTAL INVESTMENTS - 99.4%	38,890,569
(Cost $35,944,546)
OTHER ASSETS & LIABILITIES, NET - 0.6%	223,994
NET ASSETS - 100.0%	$39,114,563

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $98,146.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2017, the aggregate value of these securities amounted to $105,140 or 0.3% of net assets.
144

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2017

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$8,895,488	22.8%
INDUSTRIALS	5,280,284	13.5
CONSUMER DISCRETIONARY	5,011,158	12.8
HEALTH CARE	3,963,101	10.1
CONSUMER STAPLES	3,470,108	8.9
MATERIALS	3,457,343	8.8
INFORMATION TECHNOLOGY	2,124,827	5.4
TELECOMMUNICATION SERVICES	1,614,461	4.1
ENERGY	1,543,189	4.0
UTILITIES	1,511,019	3.9
REAL ESTATE	1,419,591	3.6
SHORT-TERM INVESTMENTS	600,000	1.5
OTHER ASSETS & LIABILITIES, NET	223,994	0.6

NET ASSETS	$39,114,563	100.0%
145

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.9%
53,767		Adient plc	$3,520,125
48,482	*	American Axle & Manufacturing Holdings, Inc	714,625
120,280		BorgWarner, Inc	5,621,887
28,890		Cooper Tire & Rubber Co	1,055,929
9,972	*	Cooper-Standard Holding, Inc	1,019,737
83,135		Dana Holding Corp	1,971,962
150,668		Delphi Automotive plc	13,623,401
15,373	*	Dorman Products, Inc	1,200,324
2,218,017		Ford Motor Co	24,886,151
19,512	*	Fox Factory Holding Corp	750,236
780,269		General Motors Co	28,074,079
157,946		Gentex Corp	2,688,241
20,171	*	Gentherm, Inc	674,720
143,527		Goodyear Tire & Rubber Co	4,522,536
98,122		Harley-Davidson, Inc	4,775,598
13,381	*,e	Horizon Global Corp	186,531
13,503		LCI Industries, Inc	1,441,445
38,754		Lear Corp	5,742,955
27,176	*	Modine Manufacturing Co	441,610
16,659	*	Motorcar Parts of America, Inc	465,952
4,480	*	Shiloh Industries, Inc	33,242
20,047		Spartan Motors, Inc	177,416
12,064		Standard Motor Products, Inc	607,784
12,077	*	Stoneridge, Inc	184,295
12,118		Superior Industries International, Inc	236,907
29,718		Tenneco, Inc	1,643,405
73,956	*,e	Tesla, Inc	23,922,547
27,777		Thor Industries, Inc	2,926,307
12,545		Tower International, Inc	309,862
18,574		Visteon Corp	2,071,744
11,479	*	VOXX International Corp (Class A)	76,909
18,245		Winnebago Industries, Inc	671,416
		TOTAL AUTOMOBILES & COMPONENTS	136,239,878

BANKS - 6.7%
9,347		1st Source Corp	458,938
8,349		Access National Corp	222,000
3,009		ACNB Corp	85,606
6,509	*	Allegiance Bancshares, Inc	244,413
4,530		American National Bankshares, Inc	171,007
20,160		Ameris Bancorp	923,328
3,475		Ames National Corp	102,860
6,194		Arrow Financial Corp	201,924
1,637	*	ASB Bancorp, Inc	72,355

146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

88,095		Associated Banc-Corp	$2,109,875
53,169		Astoria Financial Corp	1,072,950
11,387	*	Atlantic Capital Bancshares, Inc	219,769
24,946	e	Banc of California, Inc	512,640
4,956		Bancfirst Corp	529,053
17,336		Banco Latinoamericano de Exportaciones S.A. (Class E)	456,110
45,953		Bancorpsouth, Inc	1,380,888
19,189		Bank Mutual Corp	190,931
5,679,441		Bank of America Corp	136,988,117
9,092		Bank of Commerce Holdings	94,102
25,217		Bank of Hawaii Corp	2,109,906
3,357		Bank of Marin Bancorp	223,744
29,584		Bank of NT Butterfield & Son Ltd	1,008,519
65,223		Bank of the Ozarks, Inc	2,814,372
7,344		BankFinancial Corp	110,013
68,838		BankUnited	2,369,404
2,566		Bankwell Financial Group, Inc	84,190
19,110		Banner Corp	1,103,985
8,016		Bar Harbor Bankshares	223,566
452,383		BB&T Corp	21,406,764
5,445	e	BCB Bancorp, Inc	81,675
11,884		Bear State Financial, Inc	110,284
43,990		Beneficial Bancorp, Inc	686,244
19,940		Berkshire Hills Bancorp, Inc	740,771
11,500		Blue Hills Bancorp, Inc	217,925
35,017	*,e	BofI Holding, Inc	975,924
14,753		BOK Financial Corp	1,255,038
44,730		Boston Private Financial Holdings, Inc	686,605
10,281		Bridge Bancorp, Inc	334,132
41,436		Brookline Bancorp, Inc	615,325
9,380		Bryn Mawr Bank Corp	398,181
3,755	*	BSB Bancorp, Inc	110,960
1,549		C&F Financial Corp	77,140
12,947	*	Cadence BanCorp	295,709
7,531		Camden National Corp	316,302
16,191		Capital Bank Financial Corp	615,258
4,271		Capital City Bank Group, Inc	91,229
88,665		Capitol Federal Financial	1,264,363
4,594	*	Capstar Financial Holdings, Inc	80,854
7,944		Carolina Financial Corp	267,236
39,164		Cathay General Bancorp	1,466,692
30,074		Centerstate Banks of Florida, Inc	751,549
16,592		Central Pacific Financial Corp	513,191
4,092		Central Valley Community Bancorp	89,942
1,649		Century Bancorp, Inc	109,988
8,748		Charter Financial Corp	157,289
38,546		Chemical Financial Corp	1,857,532
1,442		Chemung Financial Corp	58,401
114,647		CIT Group, Inc	5,462,930
1,569,392		Citigroup, Inc	107,424,883
5,032		Citizens & Northern Corp	116,139
288,391		Citizens Financial Group, Inc	10,116,756
8,450		City Holding Co	554,574

147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,601		Civista Bancshares, Inc	$114,540
10,322		Clifton Bancorp, Inc	172,274
8,083		CNB Financial Corp	213,068
21,000		CoBiz, Inc	369,600
3,855		Codorus Valley Bancorp, Inc	107,786
34,662		Columbia Banking System, Inc	1,380,934
100,288		Comerica, Inc	7,251,825
52,049		Commerce Bancshares, Inc	3,020,924
3,635		Commerce Union Bancshares, Inc	89,021
29,258		Community Bank System, Inc	1,606,264
12,086	*	Community Bankers Trust Corp	103,940
2,195		Community Financial Corp	81,456
8,530		Community Trust Bancorp, Inc	368,496
16,765		ConnectOne Bancorp, Inc	377,213
2,437		County Bancorp, Inc	60,901
9,347	*	CU Bancorp	344,904
31,598		Cullen/Frost Bankers, Inc	2,868,466
15,680	*	Customers Bancorp, Inc	468,048
57,890		CVB Financial Corp	1,246,951
17,875		Dime Community Bancshares	371,800
1,611		DNB Financial Corp	55,499
19,289	*	Eagle Bancorp, Inc	1,204,598
82,344		East West Bancorp, Inc	4,691,961
3,562	*	Entegra Financial Corp	82,282
5,252		Enterprise Bancorp, Inc	177,465
12,401		Enterprise Financial Services Corp	490,460
5,768	*	Equity Bancshares, Inc	199,400
4,031		ESSA Bancorp, Inc	59,457
46,595	*	Essent Group Ltd	1,790,180
2,444		Evans Bancorp, Inc	99,593
2,566	e	Farmers & Merchants Bancorp, Inc	153,062
3,988		Farmers Capital Bank Corp	149,749
11,953		Farmers National Banc Corp	164,354
3,651	*,e	FB Financial Corp	125,485
19,517	*	FCB Financial Holdings, Inc	920,227
5,280		Federal Agricultural Mortgage Corp (Class C)	361,997
12,316		Fidelity Southern Corp	259,375
425,738		Fifth Third Bancorp	11,367,205
7,551		Financial Institutions, Inc	221,999
12,544		First Bancorp (NC)	392,627
92,385	*	First Bancorp (Puerto Rico)	541,376
5,732		First Bancorp, Inc	154,420
4,642		First Bancshares, Inc	128,816
20,674		First Busey Corp	604,508
3,244		First Business Financial Services, Inc	68,967
4,973		First Citizens Bancshares, Inc (Class A)	1,830,163
53,533		First Commonwealth Financial Corp	697,535
9,362		First Community Bancshares, Inc	254,834
6,547		First Connecticut Bancorp	167,603
5,585		First Defiance Financial Corp	289,024
33,689		First Financial Bancorp	862,438
40,217	e	First Financial Bankshares, Inc	1,739,385
5,911		First Financial Corp	272,202

148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,121		First Financial Northwest, Inc	$67,626
15,907	*	First Foundation, Inc	275,827
2,119	e	First Guaranty Bancshares, Inc	57,616
29,937		First Hawaiian, Inc	883,142
129,824		First Horizon National Corp	2,262,832
2,693		First Internet Bancorp	88,734
14,138		First Interstate Bancsystem, Inc	516,744
22,886		First Merchants Corp	925,510
5,492		First Mid-Illinois Bancshares, Inc	200,952
57,091		First Midwest Bancorp, Inc	1,267,991
5,007	*	First Northwest Bancorp	76,357
12,847		First of Long Island Corp	359,074
90,860		First Republic Bank	9,115,984
10,681	*	Flagstar Bancorp, Inc	347,773
15,508		Flushing Financial Corp	442,443
2,716	e	FNB Bancorp	74,907
179,546		FNB Corp	2,459,780
6,617	*	Franklin Financial Network, Inc	228,617
101,534		Fulton Financial Corp	1,852,996
11,648		German American Bancorp, Inc	417,348
40,647		Glacier Bancorp, Inc	1,419,393
5,904		Great Southern Bancorp, Inc	306,713
32,371		Great Western Bancorp, Inc	1,262,793
14,150	*	Green Bancorp, Inc	317,668
1,612	e	Greene County Bancorp, Inc	39,494
13,068		Guaranty Bancorp	348,262
47,616		Hancock Holding Co	2,190,336
17,666		Hanmi Financial Corp	506,131
7,161	*	HarborOne Bancorp, Inc	138,780
13,730		Heartland Financial USA, Inc	646,683
19,793		Heritage Commerce Corp	274,925
16,462		Heritage Financial Corp	447,766
43,210		Hilltop Holdings, Inc	1,081,546
689		Hingham Institution for Savings	121,884
2,808		Home Bancorp, Inc	113,780
74,358		Home Bancshares, Inc	1,844,078
12,284	*	HomeStreet, Inc	322,455
8,420	*	HomeTrust Bancshares, Inc	203,343
69,877		Hope Bancorp, Inc	1,231,932
11,965		Horizon Bancorp	315,517
4,629	*	Howard Bancorp, Inc	90,960
615,231		Huntington Bancshares, Inc	8,151,811
28,104		IBERIABANK Corp	2,272,208
4,869	*,e	Impac Mortgage Holdings, Inc	71,623
14,544		Independent Bank Corp (MA)	1,037,714
11,571		Independent Bank Corp (MI)	245,305
9,735		Independent Bank Group, Inc	587,507
30,689		International Bancshares Corp	1,086,391
4,281		Investar Holding Corp	96,965
159,467		Investors Bancorp, Inc	2,117,722
2,011,333		JPMorgan Chase & Co	184,640,369
53,182		Kearny Financial Corp	776,457
621,232		Keycorp	11,207,025

149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,070		Lakeland Bancorp, Inc	$485,105
14,457		Lakeland Financial Corp	665,022
4,465		LCNB Corp	89,523
26,274		LegacyTexas Financial Group, Inc	1,017,329
3,599	*	LendingTree, Inc	793,939
12,802	e	Live Oak Bancshares, Inc	323,251
82,198		M&T Bank Corp	13,410,604
12,652		Macatawa Bank Corp	122,092
13,741		MainSource Financial Group, Inc	480,111
3,599	*,e	Malvern Bancorp, Inc	89,255
45,056		MB Financial, Inc	1,842,790
8,948		MBT Financial Corp	85,901
9,159		Mercantile Bank Corp	291,439
33,771		Meridian Bancorp, Inc	596,058
4,940		Meta Financial Group, Inc	352,222
208,341	*	MGIC Investment Corp	2,431,339
1,372		Middlefield Banc Corp	64,141
8,330		Midland States Bancorp, Inc	264,561
4,779		Midsouth Bancorp, Inc	53,764
6,033		MidWestOne Financial Group, Inc	207,656
2,513		MutualFirst Financial, Inc	87,704
16,489		National Bank Holdings Corp	562,770
2,810	e	National Bankshares, Inc	108,185
5,853	*	National Commerce Corp	234,705
16,262	*	Nationstar Mortgage Holdings, Inc	289,951
24,802		NBT Bancorp, Inc	896,344
287,688		New York Community Bancorp, Inc	3,777,343
4,998	*	Nicolet Bankshares, Inc	270,742
32,528	*	NMI Holdings, Inc	383,830
4,114		Northeast Bancorp	88,451
23,793		Northfield Bancorp, Inc	399,484
3,306		Northrim BanCorp, Inc	96,370
53,101		Northwest Bancshares, Inc	854,926
2,276	e	Norwood Financial Corp	97,504
17,495		OceanFirst Financial Corp	473,765
23,883	e	OFG Bancorp	240,024
2,434	e	Ohio Valley Banc Corp	82,391
4,255		Old Line Bancshares, Inc	115,225
69,547		Old National Bancorp	1,133,616
1,812		Old Point Financial Corp	58,201
15,597		Old Second Bancorp, Inc	184,824
11,422		Opus Bank	271,844
28,945		Oritani Financial Corp	480,487
3,502		Orrstown Financial Services, Inc	87,550
12,311		Pacific Continental Corp	312,699
8,685	*	Pacific Mercantile Bancorp	68,612
21,781	*	Pacific Premier Bancorp, Inc	781,938
68,746		PacWest Bancorp	3,301,183
2,386	*	Paragon Commercial Corp	126,267
8,359		Park National Corp	825,618
25,387		Park Sterling Bank	294,997
3,277		Parke Bancorp, Inc	66,195
10,386	*	PCSB Financial Corp	180,093

150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,268		Peapack Gladstone Financial Corp	$289,810
1,915		Penns Woods Bancorp, Inc	82,058
8,529	*	PennyMac Financial Services, Inc	148,405
2,283		Peoples Bancorp of North Carolina, Inc	72,188
7,855		Peoples Bancorp, Inc	256,073
3,001		Peoples Financial Services Corp	128,353
196,986		People’s United Financial, Inc	3,435,436
6,152		People’s Utah Bancorp	171,026
53,248	*	PHH Corp	733,757
41,303		Pinnacle Financial Partners, Inc	2,639,262
273,896		PNC Financial Services Group, Inc	35,277,805
57,190		Popular, Inc	2,409,987
7,309		Preferred Bank	410,400
4,455		Premier Financial Bancorp, Inc	84,645
37,222		Prosperity Bancshares, Inc	2,385,930
2,484	*	Provident Bancorp, Inc	51,791
2,962		Provident Financial Holdings, Inc	56,278
34,502		Provident Financial Services, Inc	914,993
4,706		Prudential Bancorp, Inc	80,802
6,812		QCR Holdings, Inc	313,011
120,721		Radian Group, Inc	2,102,960
684,160		Regions Financial Corp	9,988,736
23,984		Renasant Corp	1,016,682
4,212		Republic Bancorp, Inc (Class A)	151,211
29,506	*,e	Republic First Bancorp, Inc	262,603
10,441		Riverview Bancorp, Inc	79,247
19,322		S&T Bancorp, Inc	731,917
12,945		Sandy Spring Bancorp, Inc	518,318
22,085	*	Seacoast Banking Corp of Florida	516,126
29,788		ServisFirst Bancshares, Inc	1,082,496
6,666		Shore Bancshares, Inc	112,589
5,605		SI Financial Group, Inc	86,597
5,108		Sierra Bancorp	139,959
30,217	*	Signature Bank	4,187,472
16,912		Simmons First National Corp (Class A)	922,550
4,152	*	SmartFinancial, Inc	104,091
15,850		South State Corp	1,327,438
2,686	*	Southern First Bancshares, Inc	98,979
2,726		Southern Missouri Bancorp, Inc	88,350
5,361		Southern National Bancorp of Virginia, Inc	90,708
15,459		Southside Bancshares, Inc	536,891
9,570		Southwest Bancorp, Inc	249,777
20,906		State Bank & Trust Co	573,870
73,228		Sterling Bancorp/DE	1,691,567
12,872		Stock Yards Bancorp, Inc	461,461
7,674		Stonegate Bank	357,225
5,869		Summit Financial Group, Inc	127,886
5,433		Sun Bancorp, Inc	132,294
3,893	*	Sunshine Bancorp, Inc	88,955
272,531		SunTrust Banks, Inc	15,613,301
30,123	*	SVB Financial Group	5,375,148
74,099		Synovus Financial Corp	3,221,825
83,681		TCF Financial Corp	1,318,813

151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,666		Territorial Bancorp, Inc	$110,457
28,042	*	Texas Capital Bancshares, Inc	2,197,091
49,353		TFS Financial Corp	788,661
31,785	*	The Bancorp, Inc	246,334
3,583		Timberland Bancorp, Inc	96,598
8,865		Tompkins Trustco, Inc	697,764
31,513		TowneBank	986,357
11,198		Trico Bancshares	413,206
12,285	*	Tristate Capital Holdings, Inc	282,555
7,756	*	Triumph Bancorp, Inc	220,270
51,818		Trustco Bank Corp NY	430,089
36,220		Trustmark Corp	1,157,591
3,955	e	Two River Bancorp	72,297
25,107		UMB Financial Corp	1,748,954
118,891		Umpqua Holdings Corp	2,204,239
23,794		Union Bankshares Corp	734,997
1,900		Union Bankshares, Inc	83,315
55,697		United Bankshares, Inc	1,921,547
37,824		United Community Banks, Inc	1,049,994
26,462		United Community Financial Corp	243,450
28,215		United Financial Bancorp, Inc (New)	510,409
7,298		United Security Bancshares	68,601
4,251		Unity Bancorp, Inc	78,644
14,496		Univest Corp of Pennsylvania	442,128
915,602		US Bancorp	48,325,474
148,242		Valley National Bancorp	1,761,115
8,075	*	Veritex Holdings, Inc	215,199
15,933	*	Walker & Dunlop, Inc	800,633
51,702		Washington Federal, Inc	1,729,432
8,319		Washington Trust Bancorp, Inc	452,970
5,504		WashingtonFirst Bankshares, Inc	188,457
13,586		Waterstone Financial, Inc	256,096
52,640		Webster Financial Corp	2,733,595
2,559,280		Wells Fargo & Co	138,047,563
23,395		WesBanco, Inc	894,391
8,543		West Bancorporation, Inc	196,489
16,202		Westamerica Bancorporation	886,573
58,117	*	Western Alliance Bancorp	2,927,934
14,761		Western New England Bancorp, Inc	146,872
31,018		Wintrust Financial Corp	2,335,966
100,521	*	WMIH Corp	115,599
16,674		WSFS Financial Corp	752,831
1,525	*	Xenith Bankshares, Inc	42,975
113,933		Zions Bancorporation	5,163,444
		TOTAL BANKS	982,985,944

CAPITAL GOODS - 7.7%
331,834		3M Co	66,755,046
81,031		A.O. Smith Corp	4,339,210
23,474		Aaon, Inc	793,421
17,331		AAR Corp	648,179
33,240		Actuant Corp (Class A)	804,408
24,652		Acuity Brands, Inc	4,995,728

152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,055		Advanced Drainage Systems, Inc	$391,580
88,429	*	Aecom Technology Corp	2,820,885
20,604	*	Aegion Corp	493,260
39,785	*	Aerojet Rocketdyne Holdings, Inc	932,958
11,377	*	Aerovironment, Inc	429,937
37,877		AGCO Corp	2,732,447
55,400		Air Lease Corp	2,192,732
27,441		Aircastle Ltd	645,961
5,290		Alamo Group, Inc	492,023
15,845		Albany International Corp (Class A)	847,707
55,387		Allegion plc	4,499,640
4,289		Allied Motion Technologies, Inc	126,912
80,021		Allison Transmission Holdings, Inc	3,024,794
16,053		Altra Holdings, Inc	715,161
13,315	*	Ameresco, Inc	87,213
5,147	e	American Railcar Industries, Inc	189,255
8,196	*	American Woodmark Corp	804,437
130,786		Ametek, Inc	8,053,802
15,417		Apogee Enterprises, Inc	803,072
21,302		Applied Industrial Technologies, Inc	1,203,563
223,047		Arconic, Inc	5,529,335
7,871		Argan, Inc	507,286
13,258	*	Armstrong Flooring, Inc	230,159
24,691	*	Armstrong World Industries, Inc	1,198,748
11,958		Astec Industries, Inc	601,129
12,601	*	Astronics Corp	368,579
18,386	*	Atkore International Group, Inc	382,797
28,319	*,e	Axon Enterprise, Inc	696,364
14,514		AZZ, Inc	735,860
26,407	*	Babcock & Wilcox Enterprises, Inc	277,273
27,972		Barnes Group, Inc	1,683,355
33,524	*	Beacon Roofing Supply, Inc	1,539,757
4,104	*,e	Blue Bird Corp	72,846
36,284	*	BMC Stock Holdings, Inc	798,248
323,734		Boeing Co	78,492,546
22,014		Briggs & Stratton Corp	515,568
56,072	*	Builders FirstSource, Inc	878,648
52,939		BWX Technologies, Inc	2,788,827
12,849	*	Caesarstone Sdot-Yam Ltd	451,000
9,010	*	CAI International, Inc	236,332
35,291		Carlisle Cos, Inc	3,444,049
322,360		Caterpillar, Inc	36,732,922
16,950	*	Chart Industries, Inc	576,300
57,821	e	Chicago Bridge & Iron Co NV	1,083,566
9,365		CIRCOR International, Inc	468,812
49,587	*	Colfax Corp	2,046,951
11,883		Columbus McKinnon Corp	306,581
19,832		Comfort Systems USA, Inc	660,406
13,897	*	Commercial Vehicle Group, Inc	122,016
21,826	*	Continental Building Products Inc	480,172
27,923		Crane Co	2,108,186
7,120	*	CSW Industrials, Inc	278,036
14,048		Cubic Corp	669,387
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

89,604		Cummins, Inc	$15,044,512
24,738		Curtiss-Wright Corp	2,385,238
180,253		Deere & Co	23,122,855
34,081	*	DigitalGlobe, Inc	1,189,427
6,313		DMC Global, Inc	87,751
76,990		Donaldson Co, Inc	3,656,255
12,538		Douglas Dynamics, Inc	398,708
86,785		Dover Corp	7,289,940
6,696	*	Ducommun, Inc	193,916
8,929	*	DXP Enterprises, Inc	255,280
17,427	*	Dycom Industries, Inc	1,578,886
2,879		Eastern Co	83,779
251,841		Eaton Corp	19,706,558
32,787		EMCOR Group, Inc	2,213,122
365,975		Emerson Electric Co	21,815,770
11,393		Encore Wire Corp	508,128
10,434	*	Energous Corp	153,693
22,942	*,e	Energy Recovery, Inc	174,359
24,801		EnerSys	1,792,368
10,343	*	Engility Holdings, Inc	301,705
12,107		EnPro Industries, Inc	932,481
1,987	e	EnviroStar, Inc	50,370
66,749		Equifax, Inc	9,707,975
14,252		ESCO Technologies, Inc	879,348
14,786	*	Esterline Technologies Corp	1,426,849
162,484		Fastenal Co	6,980,313
32,826		Federal Signal Corp	607,281
72,941		Flowserve Corp	3,000,063
77,736		Fluor Corp	3,376,074
175,285		Fortive Corp	11,347,951
85,226		Fortune Brands Home & Security, Inc	5,596,791
6,903	*	Foundation Building Materials, Inc	83,250
25,079		Franklin Electric Co, Inc	1,013,192
8,864		Freightcar America, Inc	145,724
33,515	*	Gardner Denver Holdings, Inc	769,504
22,245	e	GATX Corp	1,375,408
3,280	*	Gencor Industries, Inc	52,644
34,936	*	Generac Holdings, Inc	1,256,648
27,852		General Cable Corp	537,544
147,026		General Dynamics Corp	28,865,615
4,927,971		General Electric Co	126,205,337
17,135	*	Gibraltar Industries, Inc	511,480
12,442		Global Brass & Copper Holdings, Inc	398,766
14,218	*	GMS, Inc	426,824
9,996		Gorman-Rupp Co	302,079
30,856		Graco, Inc	3,580,530
4,428		Graham Corp	88,604
22,629		Granite Construction, Inc	1,109,274
41,979	*	Great Lakes Dredge & Dock Corp	165,817
15,693	e	Greenbrier Cos, Inc	706,185
17,223		Griffon Corp	353,071
18,849		H&E Equipment Services, Inc	425,422
5,911		Hardinge, Inc	71,523
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,529	*	Harsco Corp	$703,423
19,784	*	HC2 Holdings, Inc	118,902
117,524	*	HD Supply Holdings, Inc	3,818,355
14,846		HEICO Corp	1,193,173
30,064		HEICO Corp (Class A)	2,136,047
13,945	*	Herc Holdings, Inc	632,824
50,563		Hexcel Corp	2,587,309
35,104		Hillenbrand, Inc	1,263,744
439,101		Honeywell International, Inc	59,770,428
31,685		Hubbell, Inc	3,763,861
25,571		Huntington Ingalls	5,270,439
2,730		Hurco Cos, Inc	89,953
12,383	*,e	Huttig Building Products, Inc	88,291
5,520		Hyster-Yale Materials Handling, Inc	391,147
42,979		IDEX Corp	5,008,773
6,045	*	IES Holdings, Inc	102,765
178,385		Illinois Tool Works, Inc	25,100,553
144,474		Ingersoll-Rand plc	12,696,375
10,316		Insteel Industries, Inc	271,517
49,056		ITT, Inc	2,011,296
66,935		Jacobs Engineering Group, Inc	3,528,813
13,736	*	JELD-WEN Holding, Inc	448,480
17,573		John Bean Technologies Corp	1,623,745
530,787		Johnson Controls International plc	20,674,154
5,964		Kadant, Inc	465,490
15,646		Kaman Corp	799,824
80,742		KBR, Inc	1,204,671
45,567		Kennametal, Inc	1,681,422
25,854	*,e	KEYW Holding Corp, The	228,291
29,799	*	KLX, Inc	1,547,164
40,656	*	Kratos Defense & Security Solutions, Inc	447,419
43,365		L3 Technologies, Inc	7,587,574
1,979	*	Lawson Products, Inc	45,616
12,629	*	Layne Christensen Co	133,741
4,379	*	LB Foster Co (Class A)	77,070
21,689		Lennox International, Inc	3,708,819
32,808		Lincoln Electric Holdings, Inc	2,862,826
6,104		Lindsay Corp	559,554
141,464		Lockheed Martin Corp	41,325,878
11,159		LSI Industries, Inc	93,401
9,411	*	Lydall, Inc	465,845
73,652		Manitowoc Co, Inc	420,553
178,738		Masco Corp	6,815,280
17,040	*	Masonite International Corp	1,323,156
37,669	*	Mastec, Inc	1,740,308
26,448	*	Mercury Systems, Inc	1,161,332
47,477	*	Meritor, Inc	820,403
31,820	*	Middleby Corp	4,158,238
24,662	*	Milacron Holdings Corp	443,423
6,321		Miller Industries, Inc	164,978
17,815	*	Moog, Inc (Class A)	1,324,011
51,623	*	MRC Global, Inc	843,520
24,607		MSC Industrial Direct Co (Class A)	1,752,264

155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,597		Mueller Industries, Inc	$995,306
85,195		Mueller Water Products, Inc (Class A)	988,262
8,496	*	MYR Group, Inc	270,258
3,644	e	National Presto Industries, Inc	412,136
28,850	*	Navistar International Corp	887,715
22,485	*	NCI Building Systems, Inc	404,730
5,202	*	Neff Corp	109,242
15,388	*,e	Nexeo Solutions, Inc	128,182
15,215		NN, Inc	421,456
32,024		Nordson Corp	4,067,048
90,547		Northrop Grumman Corp	23,825,632
5,316	*	Northwest Pipe Co	80,325
61,024	*	NOW, Inc	972,112
4,023	*	NV5 Holdings, Inc	167,156
1,327		Omega Flex, Inc	79,673
31,906		Orbital ATK, Inc	3,260,155
16,581	*	Orion Marine Group, Inc	116,399
42,672		Oshkosh Truck Corp	2,938,394
63,047		Owens Corning, Inc	4,227,301
193,322		PACCAR, Inc	13,232,891
75,107		Parker-Hannifin Corp	12,466,260
9,470	*	Patrick Industries, Inc	720,667
93,132		Pentair plc	5,873,835
29,257	*	PGT, Inc	380,341
123,588	*,e	Plug Power, Inc	279,309
13,738	*	Ply Gem Holdings, Inc	240,415
6,494		Powell Industries, Inc	206,834
1,112		Preformed Line Products Co	54,177
22,842		Primoris Services Corp	569,223
13,939	*	Proto Labs, Inc	1,030,092
18,244		Quanex Building Products Corp	392,246
84,112	*	Quanta Services, Inc	2,837,098
20,020		Raven Industries, Inc	688,688
163,284		Raytheon Co	28,047,293
14,233	*	RBC Bearings, Inc	1,470,838
25,404		Regal-Beloit Corp	2,117,423
6,954	e	REV Group, Inc	186,020
6,544	*,e	Revolution Lighting Technologies, Inc	48,360
57,689	*	Rexnord Corp	1,336,077
74,397		Rockwell Automation, Inc	12,277,737
90,763		Rockwell Collins, Inc	9,668,982
56,338		Roper Industries, Inc	13,096,331
3,027	*	Rush Enterprises, Inc	123,138
16,569	*	Rush Enterprises, Inc (Class A)	714,621
94,431	*	Sensata Technologies Holding BV	4,260,727
22,720		Simpson Manufacturing Co, Inc	1,006,269
19,008	*	SiteOne Landscape Supply, Inc	997,920
32,035		Snap-On, Inc	4,939,797
13,853	*	Sparton Corp	319,450
67,951		Spirit Aerosystems Holdings, Inc (Class A)	4,106,279
23,678	*	SPX Corp	651,619
23,796	*	SPX FLOW, Inc	843,806
7,474		Standex International Corp	717,130

156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

85,270		Stanley Works	$11,996,636
14,568	*	Sterling Construction Co, Inc	186,179
12,517		Sun Hydraulics Corp	517,703
50,428	*,e	Sunrun, Inc	379,723
8,749		Supreme Industries, Inc	131,585
20,505	*	Teledyne Technologies, Inc	2,795,652
9,830		Tennant Co	742,657
51,384		Terex Corp	2,022,988
15,827		Textainer Group Holdings Ltd	256,397
151,620		Textron, Inc	7,449,091
7,128	*	The ExOne Company	80,333
23,631	*	Thermon Group Holdings	422,286
38,654		Timken Co	1,758,757
27,515		Titan International, Inc	350,816
10,402	*	Titan Machinery, Inc	185,676
58,254		Toro Co	4,141,277
8,124	*	TPI Composites, Inc	153,056
27,477		TransDigm Group, Inc	7,752,361
16,477	*	Trex Co, Inc	1,239,235
24,146	*	Trimas Corp	587,955
86,243		Trinity Industries, Inc	2,363,921
25,073		Triton International Ltd	904,132
28,363		Triumph Group, Inc	726,093
21,354	*	Tutor Perini Corp	568,016
5,065	*	Twin Disc, Inc	85,700
48,798	*	United Rentals, Inc	5,805,010
431,015		United Technologies Corp	51,105,449
58,848	*	Univar, Inc	1,826,642
10,866		Universal Forest Products, Inc	911,114
50,687	*	USG Corp	1,370,576
12,340		Valmont Industries, Inc	1,884,318
8,033	*	Vectrus, Inc	273,202
6,465	*	Veritiv Corp	240,175
9,061	*	Vicor Corp	160,833
29,505		W.W. Grainger, Inc	4,919,664
34,331		Wabash National Corp	655,035
28,636	*	WABCO Holdings, Inc	3,939,455
49,387	e	Wabtec Corp	3,721,804
16,787		Watsco, Inc	2,530,976
14,898		Watts Water Technologies, Inc (Class A)	959,431
71,872	*	Welbilt, Inc	1,400,785
30,521	*	Wesco Aircraft Holdings, Inc	331,153
27,407	*	WESCO International, Inc	1,404,609
2,234	*	Willis Lease Finance Corp	56,476
29,647		Woodward Governor Co	2,073,511
100,373		Xylem, Inc	5,694,160
		TOTAL CAPITAL GOODS	1,117,899,975

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
31,074		ABM Industries, Inc	1,386,522
34,874	*	Acacia Research (Acacia Technologies)	120,315
60,548	*	ACCO Brands Corp	705,384
14,017	*	Advanced Disposal Services, Inc	338,931

157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,077	*	Advisory Board Co	$1,296,927
10,561	*,e	Aqua Metals, Inc	123,352
25,420	*	ARC Document Solutions, Inc	87,953
3,927		Barrett Business Services, Inc	216,103
3,889	e	BG Staffing, Inc	64,791
25,888		Brady Corp (Class A)	859,482
25,987		Brink’s Co	2,030,884
20,937	*	Casella Waste Systems, Inc (Class A)	351,323
28,127	*	CBIZ, Inc	417,686
16,438		Ceco Environmental Corp	158,791
48,109		Cintas Corp	6,487,499
29,461	*	Clean Harbors, Inc	1,673,385
12,801	*,e	Cogint, Inc	56,324
111,243	*	Copart, Inc	3,503,042
66,115		Covanta Holding Corp	998,336
4,164		CRA International, Inc	161,605
26,989		Deluxe Corp	1,948,606
20,733		Dun & Bradstreet Corp	2,296,387
64,481	*,m	Dyax Corp	71,574
19,239		Ennis, Inc	370,351
21,996		Essendant, Inc	274,510
18,679		Exponent, Inc	1,217,871
6,764	*	Franklin Covey Co	126,149
22,868	*	FTI Consulting, Inc	750,299
5,783	*	GP Strategies Corp	165,683
39,779		Healthcare Services Group	2,078,453
9,944		Heidrick & Struggles International, Inc	179,986
5,084	*	Heritage-Crystal Clean, Inc	95,579
33,203		Herman Miller, Inc	1,118,111
23,226	*	Hill International, Inc	117,291
23,944		HNI Corp	903,886
20,177	*	Hudson Technologies, Inc	163,232
12,049	*	Huron Consulting Group, Inc	427,739
10,123	*	ICF International, Inc	458,066
219,267	*	IHS Markit Ltd	10,228,806
25,329	*	Innerworkings, Inc	298,629
10,441		Insperity, Inc	788,295
34,387		Interface, Inc	651,634
75,363		KAR Auction Services, Inc	3,168,261
17,203		Kelly Services, Inc (Class A)	383,111
13,273		Kforce, Inc	248,205
18,271		Kimball International, Inc (Class B)	304,578
25,072		Knoll, Inc	485,394
29,289		Korn/Ferry International	979,717
18,547		LSC Communications, Inc	396,535
37,735		Manpower, Inc	4,043,305
17,335		Matthews International Corp (Class A)	1,136,309
13,160		McGrath RentCorp	467,575
57,537	*,m	Media General, Inc	0
8,188	*	Mistras Group, Inc	164,988
23,030		Mobile Mini, Inc	709,324
18,521		MSA Safety, Inc	1,484,643
7,684		Multi-Color Corp	618,562

158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,070	*	Navigant Consulting, Inc	$441,365
200,021		Nielsen NV	8,602,903
4,554	*	NL Industries, Inc	35,521
28,315	*	On Assignment, Inc	1,394,514
104,152		Pitney Bowes, Inc	1,639,352
16,427		Quad Graphics, Inc	368,950
129,584		Republic Services, Inc	8,321,884
15,702		Resources Connection, Inc	209,622
69,926		Robert Half International, Inc	3,164,152
54,672		Rollins, Inc	2,373,312
22,513	*	RPX Corp	307,753
39,549		RR Donnelley & Sons Co	488,826
8,308	*	SP Plus Corp	271,672
48,049		Steelcase, Inc (Class A)	655,869
46,320	*	Stericycle, Inc	3,570,346
15,785	*	Team, Inc	226,515
31,842		Tetra Tech, Inc	1,510,903
71,382	*	TransUnion	3,271,437
22,948	*	TriNet Group, Inc	803,180
22,868	*	TrueBlue, Inc	584,277
8,893		Unifirst Corp	1,265,029
12,086		US Ecology, Inc	627,263
84,866	*	Verisk Analytics, Inc	7,405,407
11,387		Viad Corp	609,774
4,264		VSE Corp	221,088
20,772	*	WageWorks, Inc	1,354,334
259,871		Waste Management, Inc	19,529,306
22,949		West Corp	536,318
4,164	*	Willdan Group, Inc	139,952
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	130,291,103

CONSUMER DURABLES & APPAREL - 1.4%
12,563		Acushnet Holdings Corp	232,039
32,312	*,e	American Outdoor Brands Corp	667,889
6,685		Bassett Furniture Industries, Inc	248,682
17,651	*	Beazer Homes USA, Inc	234,052
10,975	*	Black Diamond, Inc	71,338
50,573		Brunswick Corp	2,862,938
40,162		CalAtlantic Group, Inc	1,409,686
54,135		Callaway Golf Co	689,139
26,431		Carter’s, Inc	2,292,361
4,569	*	Cavco Industries, Inc	595,798
9,373	*	Century Communities, Inc	242,761
158,107		Coach, Inc	7,453,164
16,052		Columbia Sportswear Co	972,430
48,854	*	CROCS, Inc	387,901
6,375		CSS Industries, Inc	170,659
5,692		Culp, Inc	170,760
17,615	*	Deckers Outdoor Corp	1,142,509
4,690	*	Delta Apparel, Inc	98,631
193,320		DR Horton, Inc	6,899,591
3,755		Escalade, Inc	46,374
13,716		Ethan Allen Interiors, Inc	439,598

159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,942		Flexsteel Industries, Inc	$276,653
24,829	*	Fossil Group, Inc	279,326
66,991	*	Garmin Ltd	3,362,278
24,576	*	G-III Apparel Group Ltd	639,713
59,495	*,e	GoPro, Inc	490,239
11,271	*	Green Brick Partners, Inc	126,799
210,263		Hanesbrands, Inc	4,819,228
63,873		Hasbro, Inc	6,762,873
15,163	*	Helen of Troy Ltd	1,527,672
6,855		Hooker Furniture Corp	289,281
74,783	*	Hovnanian Enterprises, Inc (Class A)	164,523
26,627	*	Iconix Brand Group, Inc	177,602
12,444	*	Installed Building Products Inc	669,487
14,984	*	iRobot Corp	1,580,962
3,542		Johnson Outdoors, Inc	178,942
48,092		KB Home	1,102,269
25,761		La-Z-Boy, Inc	870,722
72,970		Leggett & Platt, Inc	3,515,695
6,801		Lennar Corp (B Shares)	302,440
111,604		Lennar Corp (Class A)	5,852,514
9,911	*,e	LGI Homes, Inc	439,057
12,555		Libbey, Inc	112,995
3,865		Lifetime Brands, Inc	73,242
54,374	*	Lululemon Athletica, Inc	3,351,613
13,342	*	M/I Homes, Inc	346,091
11,436	*	Malibu Boats Inc	327,184
6,903		Marine Products Corp	100,232
193,655		Mattel, Inc	3,876,973
11,600		MCBC Holdings, Inc	214,600
23,984		MDC Holdings, Inc	822,411
21,175	*	Meritage Homes Corp	862,881
86,604	*	Michael Kors Holdings Ltd	3,155,850
34,492	*	Mohawk Industries, Inc	8,588,163
9,860		Movado Group, Inc	242,556
2,602		Nacco Industries, Inc (Class A)	170,691
17,787	*	Nautilus, Inc	313,051
9,751	*	New Home Co Inc	105,408
269,095		Newell Rubbermaid, Inc	14,186,688
753,095		Nike, Inc (Class B)	44,470,260
1,878	*	NVR, Inc	4,902,406
9,063		Oxford Industries, Inc	572,147
7,374	*	Perry Ellis International, Inc	144,825
33,658	e	Polaris Industries, Inc	3,017,776
23,049		Pool Corp	2,492,058
169,918		Pulte Homes, Inc	4,149,398
44,122		PVH Corp	5,263,313
31,443		Ralph Lauren Corp	2,378,663
26,902	*,e	Sequential Brands Group, Inc	86,355
74,737	*	Skechers U.S.A., Inc (Class A)	2,099,362
32,508	*	Steven Madden Ltd	1,332,828
9,704	e	Sturm Ruger & Co, Inc	558,950
3,027		Superior Uniform Group, Inc	67,593
35,461	*	Taylor Morrison Home Corp	802,128

160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,376	*,e	Tempur Sealy International, Inc	$1,521,104
86,178		Toll Brothers, Inc	3,325,609
20,924	*	TopBuild Corp	1,104,369
87,990	*	TRI Pointe Homes, Inc	1,170,267
27,979		Tupperware Corp	1,698,605
3,775	*	UCP, Inc (Class A)	42,091
106,825	*,e	Under Armour, Inc	1,934,601
104,886	*,e	Under Armour, Inc (Class A)	2,099,818
9,279	*	Unifi, Inc	303,980
8,832	*	Universal Electronics, Inc	604,550
11,056	*	Vera Bradley, Inc	111,444
185,704		VF Corp	11,548,932
32,050	*	Vista Outdoor, Inc	740,035
2,514		Weyco Group, Inc	70,090
40,833		Whirlpool Corp	7,263,374
14,139	*	William Lyon Homes, Inc	319,683
52,906		Wolverine World Wide, Inc	1,491,949
16,971	*	Zagg, Inc	143,405
		TOTAL CONSUMER DURABLES & APPAREL	205,439,172

CONSUMER SERVICES - 2.2%
35,539	*	Adtalem Global Education, Inc	1,155,017
8,985	*	American Public Education, Inc	191,380
135,870		ARAMARK Holdings Corp	5,415,778
5,634	*	Ascent Media Corp (Series A)	95,215
49,386	*	Belmond Ltd.	644,487
11,284	*	BJ’s Restaurants, Inc	398,325
56,586		Bloomin’ Brands, Inc	986,294
11,029		Bob Evans Farms, Inc	762,986
9,583	*	Bojangles’, Inc	127,454
46,830		Boyd Gaming Corp	1,173,560
9,845	*	Bridgepoint Education, Inc	95,595
28,264	*	Bright Horizons Family Solutions	2,233,139
27,305		Brinker International, Inc	968,508
9,174	*	Buffalo Wild Wings, Inc	986,205
28,000	*	Caesars Acquisition Co	543,200
39,071	*,e	Caesars Entertainment Corp	482,527
6,499	*	Cambium Learning Group, Inc	31,975
6,357		Capella Education Co	436,726
41,943	*	Career Education Corp	352,741
230,903		Carnival Corp	15,419,702
18,202		Carriage Services, Inc	443,947
23,059	*	Carrols Restaurant Group, Inc	281,320
11,016	*	Century Casinos, Inc	79,205
25,107		Cheesecake Factory	1,194,591
46,910	*,e	Chegg, Inc	649,703
14,314	*	Chipotle Mexican Grill, Inc (Class A)	4,920,724
18,690		Choice Hotels International, Inc	1,208,309
7,515		Churchill Downs, Inc	1,405,681
9,542	*	Chuy’s Holdings, Inc	224,714
35,355		ClubCorp Holdings, Inc	599,267
2,954		Collectors Universe	73,496
10,493	e	Cracker Barrel Old Country Store, Inc	1,631,137

161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

70,993		Darden Restaurants, Inc	$5,954,893
23,623	*	Dave & Buster’s Entertainment, Inc	1,467,225
11,445	*	Del Frisco’s Restaurant Group, Inc	162,519
18,560	*	Del Taco Restaurants, Inc	242,950
52,403	*	Denny’s Corp	595,298
9,506	e	DineEquity, Inc	391,077
27,033		Domino’s Pizza, Inc	5,041,655
77,936	*	Drive Shack, Inc	238,484
51,649		Dunkin Brands Group, Inc	2,738,946
9,550	*	El Pollo Loco Holdings, Inc	124,150
26,181	*	Eldorado Resorts, Inc	534,092
1,317	*	Empire Resorts, Inc	30,093
91,914		Extended Stay America, Inc	1,817,140
13,323	*	Fiesta Restaurant Group, Inc	223,826
5,129	*	Fogo De Chao, Inc	69,498
4,866		Golden Entertainment, Inc	100,142
2,419		Graham Holdings Co	1,433,016
26,182	*	Grand Canyon Education, Inc	1,926,210
116,061		H&R Block, Inc	3,539,860
11,648	*,e	Habit Restaurants, Inc	191,610
33,466	*	Hilton Grand Vacations, Inc	1,230,210
107,915		Hilton Worldwide Holdings, Inc	6,747,925
60,193	*	Houghton Mifflin Harcourt Co	719,306
18,742	*	Hyatt Hotels Corp	1,041,493
60,172		ILG, Inc	1,595,160
59,767		International Game Technology plc	1,137,964
13,919		International Speedway Corp (Class A)	498,300
8,133	*	Intrawest Resorts Holdings Inc	193,159
6,337	*	J Alexander’s Holdings, Inc	66,855
17,613		Jack in the Box, Inc	1,633,782
19,755	*	K12, Inc	349,861
46,064	*	La Quinta Holdings, Inc	686,814
203,128		Las Vegas Sands Corp	12,514,716
20,569	*	Laureate Education, Inc	350,084
11,522	*	Lindblad Expeditions Holdings, Inc	115,335
9,840		Marcus Corp	267,648
179,953		Marriott International, Inc (Class A)	18,749,303
12,243		Marriott Vacations Worldwide Corp	1,430,595
460,774		McDonald’s Corp	71,484,479
288,314		MGM Resorts International	9,494,180
6,193	*	Monarch Casino & Resort, Inc	204,926
1,566	*	Nathan’s Famous, Inc	97,875
10,355	*,e	Noodles & Co	39,867
91,110	*	Norwegian Cruise Line Holdings Ltd	5,017,428
15,083		Papa John’s International, Inc	1,075,870
52,037	*	Penn National Gaming, Inc	1,049,066
31,139	*	Pinnacle Entertainment, Inc	591,641
46,740		Planet Fitness, Inc	1,059,128
29,178	*	Potbelly Corp	335,547
5,088	e	RCI Hospitality Holdings, Inc	115,447
7,530	*	Red Lion Hotels Corp	53,840
7,090	*	Red Robin Gourmet Burgers, Inc	423,982
37,554		Red Rock Resorts, Inc	897,541

162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,824	*	Regis Corp	$303,517
97,659		Royal Caribbean Cruises Ltd	11,042,303
42,757	*	Ruby Tuesday, Inc	86,369
17,188		Ruth’s Chris Steak House, Inc	343,760
31,130	*	Scientific Games Corp (Class A)	1,153,367
37,921	e	SeaWorld Entertainment, Inc	583,225
100,634		Service Corp International	3,495,019
75,205	*	ServiceMaster Global Holdings, Inc	3,306,012
12,049	*,e	Shake Shack, Inc	397,737
40,404		Six Flags Entertainment Corp	2,297,775
22,829	e	Sonic Corp	540,134
21,291	*	Sotheby’s (Class A)	1,204,858
10,246		Speedway Motorsports, Inc	217,830
816,345		Starbucks Corp	44,066,303
625	*	Steak N Shake Co	233,950
5,977		Strayer Education, Inc	469,912
37,120		Texas Roadhouse, Inc (Class A)	1,755,776
22,129		Vail Resorts, Inc	4,663,908
16,420	*,e	Weight Watchers International, Inc	588,164
104,647		Wendy’s	1,615,750
16,235		Wingstop, Inc	487,212
58,093		Wyndham Worldwide Corp	6,063,166
45,428		Wynn Resorts Ltd	5,875,658
207,660	*	Yum China Holdings, Inc	7,432,151
196,143		Yum! Brands, Inc	14,804,874
12,793	*,e	Zoe’s Kitchen, Inc	144,689
		TOTAL CONSUMER SERVICES	326,478,338

DIVERSIFIED FINANCIALS - 4.2%
31,837		Affiliated Managers Group, Inc	5,916,270
19,777		AG Mortgage Investment Trust	364,094
207,851		AGNC Investment Corp	4,402,284
263,107		Ally Financial, Inc	5,956,742
422,926		American Express Co	36,045,983
86,703		Ameriprise Financial, Inc	12,561,531
635,035		Annaly Capital Management, Inc	7,639,471
50,785		Anworth Mortgage Asset Corp	305,726
49,695		Apollo Commercial Real Estate Finance, Inc	896,001
19,022		Ares Commercial Real Estate Corp	243,482
12,394	e	Arlington Asset Investment Corp (Class A)	159,883
21,369		ARMOUR Residential REIT, Inc	539,781
25,741		Artisan Partners Asset Management, Inc	855,888
2,529		Associated Capital Group, Inc	84,848
6,658		B. Riley Financial, Inc	129,498
565,559		Bank of New York Mellon Corp	29,991,594
130,224		BGC Partners, Inc (Class A)	1,642,125
72,338		BlackRock, Inc	30,854,327
273,873		Capital One Financial Corp	23,602,375
53,268		Capstead Mortgage Corp	520,961
61,747		CBOE Holdings, Inc	5,836,944
670,417		Charles Schwab Corp	28,760,889
6,774		Cherry Hill Mortgage Investment Corp	129,993
103,252		Chimera Investment Corp	1,943,203

163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

190,164		CME Group, Inc	$23,317,910
13,010		Cohen & Steers, Inc	525,604
13,789	*	Cowen Group, Inc	220,624
6,534	*,e	Credit Acceptance Corp	1,627,619
85,009		CYS Investments, Inc	723,427
1,765		Diamond Hill Investment Group, Inc	348,587
213,946		Discover Financial Services	13,037,869
14,909	*	Donnelley Financial Solutions, Inc	345,889
21,154		Dynex Capital, Inc	146,174
155,624	*	E*TRADE Financial Corp	6,380,584
61,797		Eaton Vance Corp	3,033,615
12,279	*	Elevate Credit, Inc	101,056
4,621		Ellington Residential Mortgage REIT	68,529
13,397	*,e	Encore Capital Group, Inc	537,220
18,680	*	Enova International, Inc	270,860
22,970		Evercore Partners, Inc (Class A)	1,806,590
26,489	*	Ezcorp, Inc (Class A)	206,614
21,908		Factset Research Systems, Inc	3,663,456
52,116		Federated Investors, Inc (Class B)	1,502,504
32,600		Financial Engines, Inc	1,253,470
26,529		FirstCash, Inc	1,542,661
36,692	*	FNFV Group	632,937
191,342		Franklin Resources, Inc	8,568,295
18,429		Gain Capital Holdings, Inc	123,659
2,529		GAMCO Investors, Inc (Class A)	77,666
209,045		Goldman Sachs Group, Inc	47,104,110
8,967		Great Ajax Corp	124,821
25,505	*	Green Dot Corp	1,026,321
16,600		Greenhill & Co, Inc	307,100
7,789		Hamilton Lane, Inc	174,941
27,724		Hannon Armstrong Sustainable Infrastructure Capital, Inc	644,583
12,909		Houlihan Lokey, Inc	479,957
36,942		Interactive Brokers Group, Inc (Class A)	1,479,527
328,335		IntercontinentalExchange Group, Inc	21,903,228
8,607	*	INTL FCStone, Inc	336,792
228,440		Invesco Ltd	7,942,859
59,623		Invesco Mortgage Capital, Inc	991,530
19,357		Investment Technology Group, Inc	427,209
22,831	e	iShares Russell 2000 Index Fund	3,230,815
25,185	e	iShares Russell 3000 Index Fund	3,680,032
5,996	e	KKR Real Estate Finance Trust, Inc	122,918
37,210		Ladder Capital Corp	489,684
57,827	*	Ladenburg Thalmann Financial Services, Inc	131,845
67,648		Lazard Ltd (Class A)	3,159,838
48,479		Legg Mason, Inc	1,939,645
185,343	*	LendingClub Corp	939,689
187,603		Leucadia National Corp	4,883,306
49,520		LPL Financial Holdings, Inc	2,266,035
20,676		MarketAxess Holdings, Inc	4,194,954
3,292		Marlin Business Services Corp	85,592
214,267		MFA Mortgage Investments, Inc	1,819,127
14,678		Moelis & Co	600,330
95,972		Moody’s Corp	12,632,794

164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

751,723		Morgan Stanley	$35,255,809
14,370		Morningstar, Inc	1,186,531
50,679		MSCI, Inc (Class A)	5,521,477
26,768		MTGE Investment Corp	497,885
63,866		NASDAQ OMX Group, Inc	4,749,714
161,605		Navient Corp	2,383,674
11,469		Nelnet, Inc (Class A)	563,013
179,786		New Residential Investment Corp	3,056,362
62,301		New York Mortgage Trust, Inc	393,742
17,297		NewStar Financial, Inc	189,229
117,138		Northern Trust Corp	10,250,746
30,987		OM Asset Management plc	466,974
34,049	*	On Deck Capital, Inc	146,411
30,249	*	OneMain Holdings, Inc	808,858
3,966		Oppenheimer Holdings, Inc	62,464
19,429		Orchid Island Capital, Inc	185,158
4,588		Owens Realty Mortgage, Inc	79,326
35,055		PennyMac Mortgage Investment Trust	616,968
12,455	*	Pico Holdings, Inc	202,394
8,397		Piper Jaffray Cos	523,973
11,094		PJT Partners, Inc	481,258
25,821	*	PRA Group, Inc	1,012,183
9,183		Pzena Investment Management, Inc (Class A)	96,881
72,356		Raymond James Financial, Inc	6,019,296
40,114		Redwood Trust, Inc	692,769
4,505	*	Regional Management Corp	108,075
24,319		Resource Capital Corp	249,270
144,901		S&P Global, Inc	22,255,345
15,919	*	Safeguard Scientifics, Inc	189,436
85,379	*	Santander Consumer USA Holdings, Inc	1,093,705
88,737		SEI Investments Co	5,014,528
3,516		Silvercrest Asset Management Group, Inc	44,477
243,733	*	SLM Corp	2,700,562
3,278		SPDR S&P MidCap 400 ETF Trust	1,050,599
206,026		SPDR Trust Series 1	50,841,036
142,997		Starwood Property Trust, Inc	3,151,654
210,689		State Street Corp	19,642,535
37,370	*	Stifel Financial Corp	1,900,264
460,628		Synchrony Financial	13,966,241
131,844		T Rowe Price Group, Inc	10,906,136
143,189		TD Ameritrade Holding Corp	6,548,033
13,907		Tiptree Financial, Inc	95,263
183,531		Two Harbors Investment Corp	1,815,122
41,668	e	Virtu Financial, Inc	689,605
3,702		Virtus Investment Partners, Inc	436,096
104,233		Voya Financial, Inc	4,090,103
46,797		Waddell & Reed Financial, Inc (Class A)	967,294
21,861		Western Asset Mortgage Capital Corp	227,136
5,694		Westwood Holdings Group, Inc	335,661
67,611	e	WisdomTree Investments, Inc	705,859
3,416	*	World Acceptance Corp	258,147
9,253		ZAIS Financial Corp	136,944
		TOTAL DIVERSIFIED FINANCIALS	617,429,115

165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

ENERGY - 5.6%
101,818	*	Abraxas Petroleum Corp	$181,236
1,000		Adams Resources & Energy, Inc	37,990
318,767		Anadarko Petroleum Corp	14,558,089
87,350	*	Andeavor	8,693,946
128,871	*	Antero Resources Corp	2,657,320
217,082		Apache Corp	10,741,217
31,598	*,e	Approach Resources, Inc	98,902
12,459		Arch Coal, Inc	947,756
41,233		Archrock, Inc	451,501
17,854		Ardmore Shipping Corp	141,939
43,991	*,e	Atwood Oceanics, Inc	345,769
245,548		Baker Hughes a GE Co	9,058,266
9,466	*	Basic Energy Services, Inc	212,038
45,854	*	Bill Barrett Corp	154,987
11,232	*	Bonanza Creek Energy, Inc	326,177
19,748	e	Bristow Group, Inc	145,543
25,977	*	C&J Energy Services, Inc	840,096
261,765		Cabot Oil & Gas Corp	6,510,096
24,409	*,e	California Resources Corp	198,201
116,022	*	Callon Petroleum Co	1,313,369
18,646	*,e	CARBO Ceramics, Inc	131,827
36,175	*	Carrizo Oil & Gas, Inc	570,118
61,975	*,e	Centennial Resource Development, Inc	1,039,941
121,111	*	Cheniere Energy, Inc	5,474,217
525,997	*,e	Chesapeake Energy Corp	2,608,945
1,074,193		Chevron Corp	117,291,134
52,696		Cimarex Energy Co	5,218,485
73,012	*	Clean Energy Fuels Corp	191,291
42,331	*	Cloud Peak Energy, Inc	146,465
82,543	*	Concho Resources, Inc	10,752,051
705,902		ConocoPhillips	32,026,774
129,555	*	Consol Energy, Inc	2,171,342
18,033	*	Contango Oil & Gas Co	108,198
53,203	*	Continental Resources, Inc	1,778,576
9,182	e	CVR Energy, Inc	173,632
45,212		Delek US Holdings, Inc	1,180,485
240,238	*	Denbury Resources, Inc	350,747
300,926	*	Devon Energy Corp	10,023,845
53,411		DHT Holdings, Inc	222,190
37,793	*,e	Diamond Offshore Drilling, Inc	469,389
55,948	*	Diamondback Energy, Inc	5,364,294
12,492	*	Dorian LPG Ltd	89,942
21,722	*	Dril-Quip, Inc	968,801
5,033	*,e	Earthstone Energy, Inc	49,676
58,591	*	Eclipse Resources Corp	164,641
55,606	*	Energen Corp	2,962,688
16,211	*	Energy XXI Gulf Coast, Inc	320,816
175,417		Ensco plc	927,956
328,306		EOG Resources, Inc	31,235,033
23,020	*,e	EP Energy Corp	77,808
96,925		EQT Corp	6,174,123

166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,655	*	Era Group, Inc	$128,378
19,088		Evolution Petroleum Corp	164,157
18,348	*	Exterran Corp	508,056
67,567	*,e	Extraction Oil & Gas, Inc	822,966
2,406,178	*	Exxon Mobil Corp	192,590,487
95,752	*,e	Fairmount Santrol Holdings, Inc	279,596
40,560	*	Forum Energy Technologies, Inc	537,420
30,866	e	Frank’s International NV	250,015
41,861	e	Frontline Ltd	239,864
23,966	e	GasLog Ltd	437,379
103,381	*,e	Gastar Exploration, Inc	88,908
28,510	*,e	Gener8 Maritime, Inc	152,528
7,214	*	Geospace Technologies Corp	111,023
54,445	e	Golar LNG Ltd	1,296,335
21,991		Green Plains Renewable Energy, Inc	434,322
8,090		Gulf Island Fabrication, Inc	92,226
90,441	*	Gulfport Energy Corp	1,141,365
39,882	*	Halcon Resources Corp	261,626
7,976		Hallador Energy Co	54,955
492,031		Halliburton Co	20,881,796
83,922	*	Helix Energy Solutions Group, Inc	548,850
59,407	e	Helmerich & Payne, Inc	3,007,182
161,001		Hess Corp	7,170,985
101,215		HollyFrontier Corp	2,919,041
16,803	*	Independence Contract Drilling, Inc	65,028
16,510	*	International Seaways, Inc	376,593
341	*	Isramco, Inc	39,266
18,273	*,e	Jagged Peak Energy, Inc	258,746
42,922	*,e	Jones Energy, Inc (Class A)	64,383
18,711	*,e	Keane Group, Inc	286,840
5,493	*,e	Key Energy Services, Inc	103,378
1,099,775		Kinder Morgan, Inc	22,468,403
107,433	*,e	Kosmos Energy LLC	709,058
93,156	*	Laredo Petroleum Holdings, Inc	1,207,302
27,280	*,e	Lilis Energy, Inc	123,578
5,084	*	Mammoth Energy Services, Inc	74,582
483,783		Marathon Oil Corp	5,916,666
294,329		Marathon Petroleum Corp	16,479,481
50,913	*	Matador Resources Co	1,235,149
14,810	*	Matrix Service Co	153,284
162,577	*	McDermott International, Inc	1,100,646
6,368	*	Midstates Petroleum Co, Inc	90,298
93,606	e	Murphy Oil Corp	2,488,047
161,753		Nabors Industries Ltd	1,247,116
214,762		National Oilwell Varco, Inc	7,024,865
6,634	*	Natural Gas Services Group, Inc	165,518
58,664		Navios Maritime Acq Corp	82,716
6,346	*	NCS Multistage Holdings, Inc	142,468
113,669	*	Newfield Exploration Co	3,265,710
52,482	*	Newpark Resources, Inc	438,225
144,797		Noble Corp plc	579,188
269,725		Noble Energy, Inc	7,797,750
55,596	e	Nordic American Tanker Shipping	326,904

167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

135,603	*	Oasis Petroleum, Inc	$1,054,991
431,650		Occidental Petroleum Corp	26,732,085
54,669		Oceaneering International, Inc	1,402,260
29,381	*	Oil States International, Inc	730,118
119,694		Oneok, Inc	6,771,090
26,680		Overseas Shipholding Group, Inc	82,174
21,555	*	Pacific Ethanol, Inc	134,719
10,195		Panhandle Oil and Gas, Inc (Class A)	224,290
18,649	*	Par Pacific Holdings, Inc	334,004
97,112	*	Parker Drilling Co	116,534
131,988	*	Parsley Energy, Inc	3,864,609
118,334		Patterson-UTI Energy, Inc	2,288,580
63,383	e	PBF Energy, Inc	1,443,231
37,503	*	PDC Energy, Inc	1,768,641
27,976	*	Peabody Energy Corp	784,447
7,783	*	Penn Virginia Corp	298,945
5,035	*	PHI, Inc	48,840
249,236		Phillips 66	20,873,515
52,631	*	Pioneer Energy Services Corp	115,788
95,688		Pioneer Natural Resources Co	15,606,713
14,560	*	ProPetro Holding Corp	189,280
138,377	*	Questar Market Resources, Inc	1,185,891
127,986		Range Resources Corp	2,701,784
23,511	*	Renewable Energy Group, Inc	293,888
12,920	*,e	Resolute Energy Corp	438,763
3,235	*	Rex American Resources Corp	323,435
96,532	*	Rice Energy, Inc	2,700,000
9,517	*	RigNet, Inc	180,347
28,113	*	Ring Energy, Inc	367,156
67,615	*	Rowan Cos plc	789,067
42,692	e	RPC, Inc	884,151
74,616	*	RSP Permian, Inc	2,563,806
40,240	*,e	Sanchez Energy Corp	226,954
20,762	*	SandRidge Energy, Inc	400,914
785,431		Schlumberger Ltd	53,880,566
94,504		Scorpio Tankers, Inc	350,610
7,758	*	SEACOR Holdings, Inc	264,470
8,519	*	SEACOR Marine Holdings, Inc	124,207
1,608	*,e	Select Energy Services, Inc	24,972
38,194		SemGroup Corp	1,033,148
33,177	e	Ship Finance International Ltd	451,207
3,621	*	SilverBow Resources, Inc	90,634
64,116		SM Energy Co	1,114,977
11,459	*	Smart Sand, Inc	75,400
5,288	*,e	Solaris Oilfield Infrastructure, Inc	69,008
288,969	*	Southwestern Energy Co	1,647,123
116,020	*	SRC Energy, Inc	987,330
10,730	*	Stone Energy Corp	231,553
87,612	*	Superior Energy Services	942,705
110,539		Targa Resources Investments, Inc	5,130,115
33,452	e	Teekay Corp	327,830
79,821		Teekay Tankers Ltd (Class A)	143,678
32,848	*,e	Tellurian, Inc	300,559

168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,468	*	Tesco Corp	$117,153
65,923	*	Tetra Technologies, Inc	185,244
225,271	*,e	Transocean Ltd (NYSE)	1,948,594
111,773	*	Ultra Petroleum Corp	1,150,144
30,538	*	Unit Corp	549,073
78,040	*,e	Uranium Energy Corp	124,864
46,157		US Silica Holdings Inc	1,344,553
254,404		Valero Energy Corp	17,546,244
64,054	*,e	W&T Offshore, Inc	125,546
508,964	*,e	Weatherford International Ltd	2,269,979
11,352	*	Westmoreland Coal Co	48,927
208,854	*	Whiting Petroleum Corp	1,096,484
12,853	*,e	WildHorse Resource Development Corp	169,917
35,803	*	Willbros Group, Inc	73,038
471,477		Williams Cos, Inc	14,983,539
38,564		World Fuel Services Corp	1,247,160
226,380	*	WPX Energy, Inc	2,440,376
		TOTAL ENERGY	816,842,453

FOOD & STAPLES RETAILING - 1.4%
14,768		Andersons, Inc	508,758
21,752	e	Casey’s General Stores, Inc	2,322,026
10,000	*	Chefs’ Warehouse Holdings, Inc	145,000
577,490		CVS Health Corp	46,158,776
7,755		Ingles Markets, Inc (Class A)	228,772
512,558		Kroger Co	12,567,922
11,075	*,e	Natural Grocers by Vitamin C	97,571
39,641	*	Performance Food Group Co	1,141,661
12,375		Pricesmart, Inc	1,042,594
598,502	*	Rite Aid Corp	1,340,644
12,098	*	Smart & Final Stores, Inc	104,043
20,898		Spartan Stores, Inc	579,710
75,711	*	Sprouts Farmers Market, Inc	1,822,364
153,384	*	Supervalu, Inc	549,115
276,670		Sysco Corp	14,558,375
28,259	*	United Natural Foods, Inc	1,088,819
75,154	*	US Foods Holding Corp	2,115,585
4,530		Village Super Market (Class A)	112,027
527,283		Walgreens Boots Alliance, Inc	42,535,920
836,107		Wal-Mart Stores, Inc	66,880,199
4,966		Weis Markets, Inc	234,941
179,588		Whole Foods Market, Inc	7,499,595
		TOTAL FOOD & STAPLES RETAILING	203,634,417

FOOD, BEVERAGE & TOBACCO - 4.6%
1,581		Alico, Inc	47,746
1,092,315		Altria Group, Inc	70,967,706
18,556	*,e	Amplify Snack Brands, Inc	194,096
312,504		Archer Daniels Midland Co	13,181,419
36,266		B&G Foods, Inc (Class A)	1,314,642
52,727	*	Blue Buffalo Pet Products, Inc	1,179,503
5,283	*	Boston Beer Co, Inc (Class A)	828,374
39,663		Brown-Forman Corp	2,044,231

169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

115,195		Brown-Forman Corp (Class B)	$5,690,633
78,871		Bunge Ltd	6,182,698
8,835		Calavo Growers, Inc	654,232
18,401	*,e	Cal-Maine Foods, Inc	701,998
100,644		Campbell Soup Co	5,317,023
47,721	*,e	Castle Brands, Inc	85,421
2,459		Coca-Cola Bottling Co Consolidated	590,381
2,199,831		Coca-Cola Co	100,840,253
227,400		ConAgra Foods, Inc	7,786,176
90,674		Constellation Brands, Inc (Class A)	17,531,818
252,771		Costco Wholesale Corp	40,066,731
8,358	*	Craft Brewers Alliance, Inc	146,265
91,978	*	Darling International, Inc	1,496,482
51,471		Dean Foods Co	772,065
101,958		Dr Pepper Snapple Group, Inc	9,294,491
6,862	*	Farmer Bros Co	213,751
98,481		Flowers Foods, Inc	1,732,281
19,090		Fresh Del Monte Produce, Inc	982,562
13,880	*	Freshpet, Inc	236,654
323,119		General Mills, Inc	17,984,804
57,151	*	Hain Celestial Group, Inc	2,555,221
85,956		Hershey Co	9,052,026
151,245		Hormel Foods Corp	5,168,042
44,905	*	Hostess Brands, Inc	686,148
40,069		Ingredion, Inc	4,941,309
8,463		J&J Snack Foods Corp	1,112,038
63,257		J.M. Smucker Co	7,711,028
5,244		John B. Sanfilippo & Son, Inc	337,294
138,869		Kellogg Co	9,443,092
337,564		Kraft Heinz Co	29,523,347
83,091		Lamb Weston Holdings, Inc	3,654,342
11,463		Lancaster Colony Corp	1,405,593
15,115	*	Landec Corp	185,914
4,909		Limoneira Co	111,729
63,567		McCormick & Co, Inc	6,057,935
7,916	e	Mgp Ingredients, Inc	466,727
96,275		Molson Coors Brewing Co (Class B)	8,566,550
825,808		Mondelez International, Inc	36,352,068
231,731	*	Monster Beverage Corp	12,223,810
6,697		National Beverage Corp	683,898
13,153		Omega Protein Corp	210,448
819,613		PepsiCo, Inc	95,575,072
885,479		Philip Morris International, Inc	103,344,254
48,875		Pilgrim’s Pride Corp	1,187,174
66,562		Pinnacle Foods, Inc	3,952,452
36,654	*	Post Holdings, Inc	3,049,613
17,194	*	Primo Water Corp	213,378
11,264	e	Sanderson Farms, Inc	1,472,768
152		Seaboard Corp	649,800
4,225	*	Seneca Foods Corp	121,258
47,543		Snyder’s-Lance, Inc	1,654,021
12,095	e	Tootsie Roll Industries, Inc	449,934
31,119	*	TreeHouse Foods, Inc	2,639,825

170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,787	*	Turning Point Brands, Inc	$42,976
157,319		Tyson Foods, Inc (Class A)	9,967,732
13,159		Universal Corp	841,518
52,241		Vector Group Ltd	1,051,611
		TOTAL FOOD, BEVERAGE & TOBACCO	674,726,381

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
8,642	*	AAC Holdings, Inc	54,185
12,178		Abaxis, Inc	572,366
960,904		Abbott Laboratories	47,257,259
22,632	*	Abiomed, Inc	3,351,573
44,941	*,e	Acadia Healthcare Co, Inc	2,378,727
79,763	*	Accuray, Inc	338,993
14,051		Aceto Corp	237,181
5,061	*	Addus HomeCare Corp	171,821
183,946		Aetna Inc	28,384,707
48,244	*	Alere, Inc	2,431,015
45,345	*	Align Technology, Inc	7,583,044
100,789	*	Allscripts Healthcare Solutions, Inc	1,240,713
7,160	*	Almost Family, Inc	354,062
16,043	*	Amedisys, Inc	759,797
5,548	*,e	American Renal Associates Holdings, Inc	94,871
89,511		AmerisourceBergen Corp	8,397,922
26,399	*	AMN Healthcare Services, Inc	974,123
7,807		Analogic Corp	548,051
20,137	*	Angiodynamics, Inc	327,226
8,076	*	Anika Therapeutics, Inc	413,168
80,493	*	Antares Pharma, Inc	252,748
151,603		Anthem, Inc	28,229,995
22,418	*	athenahealth, Inc	3,100,858
19,168	*	AtriCure, Inc	464,441
1,114		Atrion Corp	704,271
16,645	*	AxoGen, Inc	262,991
40,940		Bard (C.R.), Inc	13,125,364
280,113		Baxter International, Inc	16,941,234
125,813		Becton Dickinson & Co	25,338,738
69,052	*,e	BioScrip, Inc	199,560
16,577	*	BioTelemetry, Inc	566,933
779,923	*	Boston Scientific Corp	20,761,550
104,125	*	Brookdale Senior Living, Inc	1,478,575
20,257		Cantel Medical Corp	1,503,069
16,678	*	Capital Senior Living Corp	230,156
177,559		Cardinal Health, Inc	13,718,208
17,915	*	Cardiovascular Systems, Inc	565,218
34,956	*,e	Castlight Health, Inc	150,311
96,943	*	Centene Corp	7,699,213
161,803	*	Cerner Corp	10,415,259
67,628	*,e	Cerus Corp	152,839
8,751		Chemed Corp	1,728,323
141,343		Cigna Corp	24,531,491
6,476	*	Civitas Solutions, Inc	115,597
54,524	*	Community Health Systems, Inc	389,847
6,912	e	Computer Programs & Systems, Inc	211,853

171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,127	*	ConforMIS, Inc	$155,946
15,331		Conmed Corp	786,787
27,104		Cooper Cos, Inc	6,609,853
54,387	*,e	Corindus Vascular Robotics, Inc	90,282
6,574	*	Corvel Corp	312,594
15,095	*	Cotiviti Holdings, Inc	649,840
22,489	*	Cross Country Healthcare, Inc	264,471
17,506	*	CryoLife, Inc	328,238
6,447	*	Cutera, Inc	167,944
349,924		Danaher Corp	28,515,307
88,155	*	DaVita, Inc	5,710,681
126,265		Dentsply Sirona, Inc	7,832,218
47,965	*	DexCom, Inc	3,194,949
26,588	*	Diplomat Pharmacy, Inc	421,952
119,046	*	Edwards Lifesciences Corp	13,711,718
45,122	*	Endologix, Inc	220,647
26,992		Ensign Group, Inc	603,811
6,896	*	Entellus Medical, Inc	121,025
65,340	*	Envision Healthcare Corp	3,687,136
22,522	*	Evolent Health, Inc	556,293
5,211	*	Exactech, Inc	151,901
341,816	*	Express Scripts Holding Co	21,411,354
3,477	*	FONAR Corp	89,359
25,613	*	GenMark Diagnostics, Inc	303,002
16,666	*	Glaukos Corp	669,640
39,149	*	Globus Medical, Inc	1,203,832
29,298	*	Haemonetics Corp	1,205,027
26,402	*	Halyard Health, Inc	1,061,888
168,551	*	HCA Holdings, Inc	13,541,387
28,646	*	HealthEquity, Inc	1,313,992
49,993		Healthsouth Corp	2,127,702
14,276	*	HealthStream, Inc	337,199
44,327	*	Henry Schein, Inc	8,076,823
36,837		Hill-Rom Holdings, Inc	2,745,093
48,845	*	HMS Holdings Corp	980,808
156,306	*	Hologic, Inc	6,910,288
81,444		Humana, Inc	18,829,853
8,420	*	ICU Medical, Inc	1,447,398
49,960	*	Idexx Laboratories, Inc	8,316,342
9,444	*	Inogen Inc	891,325
34,996	*,e	Inovalon Holdings, Inc	444,449
32,369	*	Insulet Corp	1,628,484
18,068	*	Integer Holding Corp	827,514
34,321	*	Integra LifeSciences Holdings Corp	1,704,381
20,734	*	Intuitive Surgical, Inc	19,453,883
19,181		Invacare Corp	300,183
7,559	*	iRhythm Technologies, Inc	312,640
22,501	*	K2M Group Holdings, Inc	547,449
48,155		Kindred Healthcare, Inc	430,987
57,513	*	Laboratory Corp of America Holdings	9,139,391
4,554		Landauer, Inc	247,965
16,155	*	Lantheus Holdings, Inc	298,060
8,430		LeMaitre Vascular, Inc	304,070

172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,808	*	LHC Group, Inc	$509,983
20,820	*	LifePoint Hospitals, Inc	1,236,708
27,027	*	LivaNova plc	1,647,025
13,562	*	Magellan Health Services, Inc	1,011,047
25,487	*	Masimo Corp	2,411,070
120,651		McKesson Corp	19,529,777
31,995	*	Medidata Solutions, Inc	2,457,536
51,009	*	MEDNAX, Inc	2,396,403
776,036		Medtronic plc	65,163,743
20,456		Meridian Bioscience, Inc	277,179
27,167	*	Merit Medical Systems, Inc	1,113,847
24,720	*	Molina Healthcare, Inc	1,651,296
9,809	*,e	NantHealth, Inc	41,983
6,158		National Healthcare Corp	401,317
5,205		National Research Corp	153,027
17,896	*	Natus Medical, Inc	629,939
25,747	*	Neogen Corp	1,695,955
15,382	*	Nevro Corp	1,323,775
33,897	*,e	Novocure Ltd	698,278
28,141	*	NuVasive, Inc	1,851,396
36,117	*	NxStage Medical, Inc	850,555
5,167	*,e	Obalon Therapeutics, Inc	43,920
20,580	*	Omnicell, Inc	1,020,768
30,643	*	OraSure Technologies, Inc	537,478
10,486	*	Orthofix International NV	454,883
33,719		Owens & Minor, Inc	1,086,763
12,394	*	Oxford Immunotec Global plc	208,219
46,027		Patterson Cos, Inc	1,920,246
16,803	*	Penumbra, Inc	1,371,965
16,263	*	PharMerica Corp	409,015
48,840	*	Premier, Inc	1,704,516
7,666	*	Providence Service Corp	395,106
5,181	*,e	Pulse Biosciences, Inc	100,667
29,285	*	Quality Systems, Inc	500,774
76,740		Quest Diagnostics, Inc	8,311,709
15,359	*	Quidel Corp	491,334
13,997	*	Quotient Ltd	77,263
55,655	*,e	R1 RCM, Inc	188,670
20,627	*	RadNet, Inc	158,828
78,121		Resmed, Inc	6,024,692
29,766	*,e	Rockwell Medical, Inc	212,232
22,692	*	RTI Biologics, Inc	129,344
60,742	*	Select Medical Holdings Corp	984,020
7,856	*,e	Sientra, Inc	80,760
5,924		Simulations Plus, Inc	87,675
24,580	*	Spectranetics Corp	946,330
23,114	*,e	Staar Surgical Co	236,919
46,673		STERIS plc	3,820,185
191,970		Stryker Corp	28,238,787
11,116	*	Surgery Partners, Inc	220,653
8,004	*	SurModics, Inc	210,505
5,060	*	Tabula Rasa HealthCare, Inc	78,936
5,245	*,e	Tactile Systems Technology, Inc	154,990
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,155	*,e	Teladoc, Inc	$1,021,884
25,241		Teleflex, Inc	5,230,440
46,014	*,e	Tenet Healthcare Corp	798,343
20,359	*	Tivity Health, Inc	807,234
10,733	*	Triple-S Management Corp (Class B)	166,147
545,111		UnitedHealth Group, Inc	104,557,741
48,847		Universal Health Services, Inc (Class B)	5,413,713
6,703		US Physical Therapy, Inc	422,959
1,453		Utah Medical Products, Inc	100,402
20,640	*	Varex Imaging Corp	636,744
51,498	*	Varian Medical Systems, Inc	5,001,486
51,214	*	VCA Antech, Inc	4,741,392
61,343	*	Veeva Systems, Inc	3,911,230
41,265	*,e	ViewRay, Inc	195,183
8,904	*,e	Viveve Medical, Inc	58,855
15,499	*	Vocera Communications, Inc	422,658
26,423	*	WellCare Health Plans, Inc	4,676,607
40,929		West Pharmaceutical Services, Inc	3,630,402
58,886	*	Wright Medical Group NV	1,546,935
113,427		Zimmer Holdings, Inc	13,760,964
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	804,466,117

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
6,027	*	Central Garden & Pet Co	192,864
19,854	*	Central Garden and Pet Co (Class A)	610,709
138,937		Church & Dwight Co, Inc	7,412,289
71,896		Clorox Co	9,597,397
499,102		Colgate-Palmolive Co	36,035,165
261,458		Coty, Inc	5,354,660
31,830	*	Edgewell Personal Care Co	2,298,126
11,683	*,e	elf Beauty, Inc	296,398
34,145		Energizer Holdings, Inc	1,573,060
122,245		Estee Lauder Cos (Class A)	12,101,033
38,466	*,e	Herbalife Ltd	2,558,374
67,387	*	HRG Group, Inc	1,116,603
9,818		Inter Parfums, Inc	380,938
198,539		Kimberly-Clark Corp	24,452,063
5,231		Medifast, Inc	223,311
3,678	e	Natural Health Trends Corp	90,589
3,786		Nature’s Sunshine Products, Inc	47,893
28,770		Nu Skin Enterprises, Inc (Class A)	1,822,867
4,424		Nutraceutical International Corp	184,923
2,506		Oil-Dri Corp of America	103,648
7,958	e	Orchids Paper Products Co	89,607
1,467,121		Procter & Gamble Co	133,243,929
18,881	*	Revlon, Inc (Class A)	369,124
13,603		Spectrum Brands, Inc	1,570,330
6,440	*	USANA Health Sciences, Inc	367,724
8,345		WD-40 Co	889,994
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	242,983,618

INSURANCE - 4.3%
218,141		Aflac, Inc	17,396,745

174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,421	*	Alleghany Corp	$5,164,936
203,257		Allstate Corp	18,496,387
24,618	*	AMBAC Financial Group, Inc	502,946
49,015		American Equity Investment Life Holding Co	1,312,622
39,066		American Financial Group, Inc	3,961,292
524,821		American International Group, Inc	34,349,534
5,123		American National Insurance Co	609,637
10,694		Amerisafe, Inc	617,578
48,538	e	Amtrust Financial Services, Inc	776,608
146,247		Aon plc	20,206,948
64,675	*	Arch Capital Group Ltd	6,290,290
16,126		Argo Group International Holdings Ltd	966,754
99,676		Arthur J. Gallagher & Co	5,859,952
33,157		Aspen Insurance Holdings Ltd	1,618,062
30,388		Assurant, Inc	3,198,945
67,141		Assured Guaranty Ltd	3,022,016
25,872	*	Athene Holding Ltd	1,307,312
4,444	*	Atlas Financial Holdings, Inc	68,660
45,995		Axis Capital Holdings Ltd	2,970,357
3,677		Baldwin & Lyons, Inc (Class B)	86,042
1,100,431	*	Berkshire Hathaway, Inc (Class B)	192,542,412
3,128		Blue Capital Reinsurance Holdings Ltd	60,370
65,690		Brown & Brown, Inc	2,929,774
269,158		Chubb Ltd	39,420,881
96,853		Cincinnati Financial Corp	7,376,324
31,572	*,e	Citizens, Inc (Class A)	254,155
15,393		CNA Financial Corp	799,666
97,746		Conseco, Inc	2,236,428
5,375		Crawford & Co (Class B)	48,267
3,405		Donegal Group, Inc (Class A)	51,347
8,929	*	eHealth, Inc	151,882
4,643		EMC Insurance Group, Inc	128,611
17,739		Employers Holdings, Inc	768,986
7,653	*	Enstar Group Ltd	1,550,498
18,223		Erie Indemnity Co (Class A)	2,322,704
22,850		Everest Re Group Ltd	5,995,611
7,004		FBL Financial Group, Inc (Class A)	475,572
5,754		Federated National Holding Co	91,604
8,422	e	Fidelity & Guaranty Life	262,345
60,123		First American Financial Corp	2,910,554
145,582		FNF Group	7,113,137
283,534	*	Genworth Financial, Inc (Class A)	972,522
4,696	*	Global Indemnity Ltd	182,017
21,291	*	Greenlight Capital Re Ltd (Class A)	455,627
5,627	*	Hallmark Financial Services	63,304
23,777		Hanover Insurance Group, Inc	2,255,486
204,253		Hartford Financial Services Group, Inc	11,233,915
4,431		HCI Group, Inc	199,794
6,516	*	Health Insurance Innovations, Inc	182,774
12,674		Heritage Insurance Holdings, Inc	159,819
22,782		Horace Mann Educators Corp	840,656
2,780		Independence Holding Co	61,716
5,977		Infinity Property & Casualty Corp	597,999

175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

737		Investors Title Co	$130,095
9,945		James River Group Holdings Ltd	399,391
22,006		Kemper Corp	863,735
5,428	e	Kingstone Cos, Inc	89,562
8,101		Kinsale Capital Group, Inc	315,291
127,528		Lincoln National Corp	9,317,196
155,847		Loews Corp	7,586,632
39,354		Maiden Holdings Ltd	436,829
8,463	*	Markel Corp	9,068,189
288,292		Marsh & McLennan Cos, Inc	22,478,127
73,366	*	MBIA, Inc	746,132
15,410	e	Mercury General Corp	922,905
521,410		Metlife, Inc	28,677,550
27,414		National General Holdings Corp	581,451
1,208		National Western Life Group, Inc	406,601
13,002		Navigators Group, Inc	741,114
5,637	*,e	NI Holdings, Inc	101,353
135,280		Old Republic International Corp	2,654,194
12,622		OneBeacon Insurance Group Ltd (Class A)	231,235
25,830		Primerica, Inc	2,093,522
149,821		Principal Financial Group	10,000,552
29,339		ProAssurance Corp	1,813,150
324,844		Progressive Corp	15,309,898
244,233		Prudential Financial, Inc	27,654,503
35,869		Reinsurance Group of America, Inc (Class A)	5,028,834
22,399		RenaissanceRe Holdings Ltd	3,290,637
22,005		RLI Corp	1,277,610
9,048		Safety Insurance Group, Inc	641,956
32,124		Selective Insurance Group, Inc	1,627,081
8,712		State Auto Financial Corp	224,682
16,597		State National Cos, Inc	346,545
11,100		Stewart Information Services Corp	436,230
46,585	*	Third Point Reinsurance Ltd	677,812
64,755		Torchmark Corp	5,113,702
157,124		Travelers Cos, Inc	20,126,013
13,355	*,e	Trupanion, Inc	318,116
12,089		United Fire & Casualty Co	545,456
9,427		United Insurance Holdings Corp	150,455
17,661		Universal Insurance Holdings, Inc	421,215
129,145		UnumProvident Corp	6,474,039
43,276		Validus Holdings Ltd	2,327,816
53,281		W.R. Berkley Corp	3,674,791
3,288		White Mountains Insurance Group Ltd	2,842,805
70,992		Willis Towers Watson plc	10,569,289
143,314		XL Group Ltd	6,363,142
		TOTAL INSURANCE	628,577,813

MATERIALS - 3.4%
16,652		A. Schulman, Inc	437,948
11,581	e	Advanced Emissions Solutions, Inc	124,496
17,585	*	AdvanSix, Inc	588,746
16,005	*	AgroFresh Solutions, Inc	124,839
119,730		Air Products & Chemicals, Inc	17,019,619

176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

179,940	*,e	AK Steel Holding Corp	$1,018,460
62,141		Albemarle Corp	7,195,928
105,276		Alcoa Corp	3,832,046
62,592	e	Allegheny Technologies, Inc	1,185,492
16,715		American Vanguard Corp	295,855
6,094		Ampco-Pittsburgh Corp	88,058
33,988		Aptargroup, Inc	2,750,649
10,250		Ardagh Group S.A.	230,010
35,399		Ashland Global Holdings, Inc	2,299,873
49,494		Avery Dennison Corp	4,599,477
119,859	*	Axalta Coating Systems Ltd	3,775,558
17,703		Balchem Corp	1,373,753
194,688		Ball Corp	8,157,427
51,439		Bemis Co, Inc	2,179,470
72,627	*	Berry Plastics Group, Inc	4,072,922
21,846	*	Boise Cascade Co	663,026
34,108		Cabot Corp	1,853,088
28,217		Calgon Carbon Corp	451,472
26,145		Carpenter Technology Corp	1,057,042
78,443		Celanese Corp (Series A)	7,543,863
28,403	*	Century Aluminum Co	476,602
132,761		CF Industries Holdings, Inc	3,896,535
4,412		Chase Corp	476,717
105,194		Chemours Co	5,008,286
8,958	*	Clearwater Paper Corp	440,286
172,192	*	Cliffs Natural Resources, Inc	1,329,322
15,502	*	Codexis, Inc	83,711
103,376	*	Coeur Mining, Inc	855,953
65,665		Commercial Metals Co	1,221,369
18,691	e	Compass Minerals International, Inc	1,290,614
4,140	*	Core Molding Technologies, Inc	78,950
74,766	*	Crown Holdings, Inc	4,446,334
6,122		Deltic Timber Corp	441,580
35,793		Domtar Corp	1,398,075
689,863		Dow Chemical Co	44,316,799
26,709		Eagle Materials, Inc	2,513,317
81,488		Eastman Chemical Co	6,776,542
150,656		Ecolab, Inc	19,836,876
503,184		EI du Pont de Nemours & Co	41,366,757
47,134	*	Ferro Corp	906,858
48,283	*,m	Ferroglobe plc	0
31,640	*,e	Flotek Industries, Inc	266,409
75,445		FMC Corp	5,762,489
12,004	*,e	Forterra, Inc	107,196
770,914	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	11,270,763
13,581		FutureFuel Corp	197,739
40,492	*	GCP Applied Technologies, Inc	1,226,908
34,022	*	Gold Resource Corp	144,253
173,178		Graphic Packaging Holding Co	2,284,218
3,449		Greif, Inc	206,595
14,540		Greif, Inc (Class A)	815,549
27,979		H.B. Fuller Co	1,441,478
1,004	*	Handy & Harman Ltd	33,232
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,393		Hawkins, Inc	$242,415
7,111		Haynes International, Inc	222,432
220,636		Hecla Mining Co	1,193,641
114,753		Huntsman Corp	3,054,725
24,060	*	Ingevity Corp	1,407,510
10,340		Innophos Holdings, Inc	431,902
13,514		Innospec, Inc	843,274
44,403		International Flavors & Fragrances, Inc	5,913,592
231,585		International Paper Co	12,732,543
51,954	*	Intrepid Potash, Inc	157,421
9,810		Kaiser Aluminum Corp	954,415
49,482		Kapstone Paper and Packaging Corp	1,131,159
96,440	*	Klondex Mines Ltd	307,644
5,491		KMG Chemicals, Inc	277,954
11,587	*	Koppers Holdings, Inc	420,608
16,741	*	Kraton Polymers LLC	622,765
13,542		Kronos Worldwide, Inc	288,715
81,197	*	Louisiana-Pacific Corp	2,038,857
13,021	*,e	LSB Industries, Inc	92,189
187,447		LyondellBasell Industries AF S.C.A	16,887,100
35,761		Martin Marietta Materials, Inc	8,097,363
11,708		Materion Corp	450,173
19,520		Minerals Technologies, Inc	1,382,016
255,956		Monsanto Co	29,900,780
200,393		Mosaic Co	4,837,487
11,982		Myers Industries, Inc	203,694
9,197		Neenah Paper, Inc	734,840
5,704		NewMarket Corp	2,624,467
306,262		Newmont Mining Corp	11,383,759
182,043		Nucor Corp	10,498,420
94,107		Olin Corp	2,774,274
5,609		Olympic Steel, Inc	95,858
23,656	*	Omnova Solutions, Inc	222,366
92,785	*	Owens-Illinois, Inc	2,217,562
52,650		Packaging Corp of America	5,764,122
23,640		PH Glatfelter Co	483,911
125,521	*	Platform Specialty Products Corp	1,758,549
45,405		PolyOne Corp	1,660,915
143,988		PPG Industries, Inc	15,154,737
160,298		Praxair, Inc	20,864,388
7,507		Quaker Chemical Corp	1,065,018
6,570	*,e	Ramaco Resources, Inc	41,457
25,274	e	Rayonier Advanced Materials, Inc	376,835
39,227		Reliance Steel & Aluminum Co	2,838,466
36,214		Royal Gold, Inc	3,138,305
73,324		RPM International, Inc	3,803,316
11,161	*	Ryerson Holding Corp	96,543
15,318		Schnitzer Steel Industries, Inc (Class A)	395,204
16,552		Schweitzer-Mauduit International, Inc	635,928
24,693		Scotts Miracle-Gro Co (Class A)	2,370,281
109,232		Sealed Air Corp	4,752,684
24,623		Sensient Technologies Corp	1,830,966
46,121		Sherwin-Williams Co	15,555,230

178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,119		Silgan Holdings, Inc	$1,276,206
54,824		Sonoco Products Co	2,657,868
46,196		Southern Copper Corp (NY)	1,817,351
132,428		Steel Dynamics, Inc	4,689,275
11,342		Stepan Co	931,972
60,653	*	Summit Materials, Inc	1,724,971
36,794	*	SunCoke Energy, Inc	329,306
173,320		Tahoe Resources, Inc	948,060
24,140	*	TimkenSteel Corp	383,585
8,634	*	Trecora Resources	99,723
15,378		Tredegar Corp	232,208
25,336		Trinseo S.A.	1,781,121
36,783		Tronox Ltd	712,855
3,086	*	UFP Technologies, Inc	89,031
790		United States Lime & Minerals, Inc	64,164
99,282	e	United States Steel Corp	2,332,134
8,847	*,e	US Concrete, Inc	693,162
13,483		Valhi, Inc	43,280
115,088		Valvoline, Inc	2,609,045
17,653	*	Verso Corp	84,381
75,791		Vulcan Materials Co	9,331,388
10,669		Warrior Met Coal, Inc	233,224
20,559		Westlake Chemical Corp	1,446,531
140,616		WestRock Co	8,074,171
24,419	*	Worthington Industries, Inc	1,237,311
48,581		WR Grace & Co	3,350,146
		TOTAL MATERIALS	488,240,673

MEDIA - 3.0%
31,825	e	AMC Entertainment Holdings, Inc	649,230
30,914	*	AMC Networks, Inc	1,976,950
2,640		Cable One, Inc	2,006,136
200,329		CBS Corp (Class B)	13,187,658
44,348	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	192,914
112,500	*	Charter Communications, Inc	44,089,875
58,850		Cinemark Holdings, Inc	2,289,265
42,653		Clear Channel Outdoor Holdings, Inc (Class A)	216,251
2,666,964		Comcast Corp (Class A)	107,878,694
444	*,e	Daily Journal Corp	90,931
84,931	*	Discovery Communications, Inc (Class A)	2,089,303
117,358	*	Discovery Communications, Inc (Class C)	2,714,491
124,269	*	DISH Network Corp (Class A)	7,956,944
8,572		Emerald Expositions Events, Inc	196,213
14,728	e	Entercom Communications Corp (Class A)	145,071
40,472		Entravision Communications Corp (Class A)	263,068
15,804	*,e	Eros International plc	158,040
32,593	*	EW Scripps Co (Class A)	640,452
66,483		Gannett Co, Inc	596,352
29,509	*,e	Global Eagle Entertainment, Inc	93,248
35,991	*	Gray Television, Inc	536,266
8,888	*	Hemisphere Media Group, Inc	111,100
31,812	*	Imax Corp	680,777
219,833		Interpublic Group of Cos, Inc	4,750,591
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,686		John Wiley & Sons, Inc (Class A)	$1,363,901
6,400	*	Liberty Braves Group (Class A)	161,536
19,152	*	Liberty Braves Group (Class C)	483,205
14,529	*	Liberty Broadband Corp (Class A)	1,437,209
58,444	*	Liberty Broadband Corp (Class C)	5,796,476
14,454	*,e	Liberty Media Group (Class A)	487,822
69,175	*	Liberty Media Group (Class C)	2,432,885
49,913	*	Liberty SiriusXM Group (Class A)	2,302,487
100,614	*	Liberty SiriusXM Group (Class C)	4,628,244
29,650	*	Lions Gate Entertainment Corp (Class A)	871,710
55,933	*	Lions Gate Entertainment Corp (Class B)	1,538,717
75,218	*	Live Nation, Inc	2,803,375
9,157	*	Loral Space & Communications, Inc	426,258
14,082	*	Madison Square Garden Co	3,094,097
32,089		MDC Partners, Inc	317,681
21,973		Meredith Corp	1,306,295
39,071	*	MSG Networks, Inc	836,119
44,061		National CineMedia, Inc	315,036
27,474		New Media Investment Group, Inc	382,988
69,573		New York Times Co (Class A)	1,321,887
213,042		News Corp	3,048,631
67,753		News Corp (Class B)	995,969
25,259		Nexstar Broadcasting Group, Inc (Class A)	1,651,939
129,138		Omnicom Group, Inc	10,168,326
7,081	*	Reading International, Inc	113,013
70,564		Regal Entertainment Group (Class A)	1,342,127
1,443		Saga Communications, Inc	56,061
5,940		Salem Communications	42,471
15,663		Scholastic Corp	648,918
48,152		Scripps Networks Interactive (Class A)	4,208,966
41,283		Sinclair Broadcast Group, Inc (Class A)	1,488,252
857,640	e	Sirius XM Holdings, Inc	5,025,770
119,108		TEGNA, Inc	1,766,372
447,185		Time Warner, Inc	45,800,688
55,448		Time, Inc	779,044
8,496	*	Townsquare Media, Inc	93,966
41,322		Tribune Co	1,741,722
12,749	*	tronc, Inc	162,805
586,659		Twenty-First Century Fox, Inc	17,071,777
246,603		Twenty-First Century Fox, Inc (Class B)	7,075,040
8,994	e	Viacom, Inc	364,257
199,818		Viacom, Inc (Class B)	6,977,645
898,620		Walt Disney Co	98,785,297
21,078	e	World Wrestling Entertainment, Inc (Class A)	446,010
		TOTAL MEDIA	435,672,814

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
903,849		AbbVie, Inc	63,188,084
14,446	*	Abeona Therapeutics, Inc	122,069
54,181	*	Acadia Pharmaceuticals, Inc	1,612,968
14,533	*,e	Accelerate Diagnostics, Inc	381,491
18,868	*	Acceleron Pharma, Inc	606,606
16,425	*,e	Achaogen, Inc	312,239

180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

61,847	*	Achillion Pharmaceuticals, Inc	$253,573
11,408	*	Aclaris Therapeutics, Inc	328,550
25,648	*	Acorda Therapeutics, Inc	555,279
8,387	*	Adamas Pharmaceuticals, Inc	145,514
21,715	*	Aduro Biotech, Inc	279,038
21,624	*,e	Advaxis, Inc	139,907
17,097	*	Aerie Pharmaceuticals, Inc	928,367
49,954	*	Agenus, Inc	221,796
180,692		Agilent Technologies, Inc	10,803,575
23,875	*	Agios Pharmaceuticals, Inc	1,335,567
19,832	*	Aimmune Therapeutics, Inc	426,785
22,014	*	Akebia Therapeutics, Inc	290,365
50,482	*	Akorn, Inc	1,697,205
13,906	*	Albany Molecular Research, Inc	302,316
26,293	*	Alder Biopharmaceuticals, Inc	282,650
123,872	*	Alexion Pharmaceuticals, Inc	17,012,580
86,461	*	Alkermes plc	4,704,343
191,261		Allergan plc	48,260,888
42,982	*	Alnylam Pharmaceuticals, Inc	3,556,331
20,900	*	AMAG Pharmaceuticals, Inc	410,685
418,201		Amgen, Inc	72,980,257
82,101	*	Amicus Therapeutics, Inc	1,063,208
19,824	*	Amphastar Pharmaceuticals, Inc	342,559
2,613	*	AnaptysBio, Inc	63,574
22,823	*,e	Anavex Life Sciences Corp	92,661
4,329	*	ANI Pharmaceuticals, Inc	210,952
22,407	*	Aratana Therapeutics, Inc	151,247
16,077	*	Ardelyx, Inc	83,600
17,978	*	Arena Pharmaceuticals, Inc	427,157
96,643	*	Array Biopharma, Inc	725,789
7,747	*	Assembly Biosciences, Inc	173,610
20,476	*,e	Asterias Biotherapeutics, Inc	72,690
15,594	*	Atara Biotherapeutics, Inc	237,808
34,748	*,e	Athersys, Inc	51,775
8,255	*	Audentes Therapeutics, Inc	165,843
13,925	*	Avexis, Inc	1,290,151
16,533	*	Axovant Sciences Ltd	378,936
14,534	*,e	Bellicum Pharmaceuticals, Inc	153,770
43,324	*	BioCryst Pharmaceuticals, Inc	221,386
120,442	*	Biogen Idec, Inc	34,878,799
5,535	*	Biohaven Pharmaceutical Holding Co Ltd	142,582
97,642	*	BioMarin Pharmaceutical, Inc	8,566,133
11,732	*	Bio-Rad Laboratories, Inc (Class A)	2,764,411
3,196	*	Biospecifics Technologies Corp	155,485
21,203		Bio-Techne Corp	2,457,640
34,608	*,e	BioTime, Inc	93,442
61,838	*	Bioverativ, Inc	3,832,101
25,346	*	Bluebird Bio, Inc	2,388,860
22,427	*	Blueprint Medicines Corp	1,173,605
935,925		Bristol-Myers Squibb Co	53,254,132
58,381		Bruker BioSciences Corp	1,674,367
18,760	*	Calithera Biosciences, Inc	287,028
18,114	*	Cambrex Corp	1,104,954
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,808	*,e	Cara Therapeutics Inc	$235,984
20,283	*	Cascadian Therapeutics, Inc	82,957
71,471	*	Catalent, Inc	2,480,044
39,171	*,e	Catalyst Pharmaceuticals, Inc	115,163
440,974	*	Celgene Corp	59,712,289
61,903	*,e	Celldex Therapeutics, Inc	141,758
31,008	*	Cempra, Inc	124,032
26,286	*	Charles River Laboratories International, Inc	2,581,285
11,750	*	ChemoCentryx, Inc	119,145
21,968	*	Chimerix, Inc	109,181
11,287	*	Clearside Biomedical, Inc	97,294
24,746	*	Clovis Oncology, Inc	2,098,708
21,493	*	Coherus Biosciences, Inc	280,484
12,672	*,e	Collegium Pharmaceutical, Inc	151,684
12,357	*	Concert Pharmaceuticals Inc	178,311
14,388	*,e	Contatus Pharmaceuticals, Inc	79,566
25,322	*,e	Corbus Pharmaceuticals Holdings, Inc	150,666
51,526	*	Corcept Therapeutics, Inc	642,529
11,798	*	Corium International, Inc	98,277
5,181	*	Corvus Pharmaceuticals, Inc	63,364
64,742	*	Curis, Inc	126,247
23,258	*	Cytokinetics, Inc	326,775
16,438	*	CytomX Therapeutics, Inc	221,749
31,158	*	Depomed, Inc	321,239
21,411	*	Dermira, Inc	589,445
47,996	*	Durect Corp	83,033
29,930	*,e	Dynavax Technologies Corp	474,390
4,803	*,e	Eagle Pharmaceuticals, Inc	236,067
8,036	*	Edge Therapeutics, Inc	86,548
18,763	*,e	Editas Medicine, Inc	317,470
553,425		Eli Lilly & Co	45,746,110
18,847	*	Emergent Biosolutions, Inc	685,465
8,553	*	Enanta Pharmaceuticals, Inc	325,955
127,613	*	Endo International plc	1,406,295
22,285	*	Enzo Biochem, Inc	241,792
23,175	*	Epizyme, Inc	264,195
8,718	*,e	Esperion Thereapeutics, Inc	394,838
62,077	*	Exact Sciences Corp	2,408,588
164,790	*	Exelixis, Inc	4,467,457
19,003	*	Fate Therapeutics, Inc	54,919
33,981	*	FibroGen, Inc	1,160,451
14,551	*	Five Prime Therapeutics, Inc	409,465
15,250	*,e	Flexion Therapeutics Inc	347,700
20,232	*	Fluidigm Corp	76,072
16,433	*,e	Fortress Biotech, Inc	72,963
8,176	*,e	Foundation Medicine, Inc	289,022
15,937	*,e	Genocea Biosciences Inc	90,682
10,854	*	Genomic Health, Inc	346,243
90,586	*,e	Geron Corp	240,053
739,032		Gilead Sciences, Inc	56,232,945
21,466	*	Global Blood Therapeutics, Inc	560,263
60,935	*	Halozyme Therapeutics, Inc	772,656
27,192	*,e	Heron Therapeutics, Inc	430,993
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,496	*	Heska Corp	$382,952
93,689	*	Horizon Pharma plc	1,122,394
56,266	*,e	Idera Pharmaceuticals, Inc	103,529
30,447	*	Ignyta, Inc	289,246
82,894	*	Illumina, Inc	14,411,122
9,571	*	Immune Design Corp	117,723
49,916	*,e	Immunogen, Inc	296,501
57,661	*,e	Immunomedics, Inc	493,578
41,377	*	Impax Laboratories, Inc	800,645
30,448	*	INC Research Holdings, Inc	1,674,640
99,918	*	Incyte Corp	13,318,070
42,547	*	Innoviva, Inc	583,745
37,303	*,e	Inovio Pharmaceuticals, Inc	207,405
34,488	*	Insmed, Inc	557,671
14,862	*,e	Insys Therapeutics, Inc	170,319
8,297	*,e	Intellia Therapeutics, Inc	139,721
10,279	*,e	Intercept Pharmaceuticals, Inc	1,203,979
14,290	*	Intersect ENT, Inc	391,546
18,908	*,e	Intra-Cellular Therapies, Inc	218,766
30,631	*,e	Intrexon Corp	661,323
21,018	*,e	Invitae Corp	195,047
70,662	*	Ionis Pharmaceuticals, Inc	3,702,689
30,260	*	Iovance Biotherapeutics, Inc	177,021
75,104	*	Ironwood Pharmaceuticals, Inc	1,333,096
1,538,032		Johnson & Johnson	204,127,607
3,480	*	Jounce Therapeutics, Inc	44,927
37,065	*,e	Juno Therapeutics, Inc	1,053,758
17,480	*	Karyopharm Therapeutics, Inc	147,531
45,406	*,e	Keryx Biopharmaceuticals, Inc	318,296
12,049	*	Kindred Biosciences Inc	87,958
27,868	*,e	Kite Pharma, Inc	3,021,170
7,757	*	Kura Oncology, Inc	70,201
9,400	*,e	La Jolla Pharmaceutical Co	278,522
17,227	*,e	Lannett Co, Inc	350,569
24,151	*,e	Lexicon Pharmaceuticals, Inc	393,661
11,379	*	Ligand Pharmaceuticals, Inc (Class B)	1,375,835
11,312	*	Loxo Oncology, Inc	817,971
22,461		Luminex Corp	458,878
18,436	*	MacroGenics, Inc	304,563
56,624	*	Mallinckrodt plc	2,593,379
31,229	*	Matinas BioPharma Holdings, Inc	34,976
39,676	*	Medicines Co	1,525,542
14,511	*,e	MediciNova, Inc	75,602
4,094	*	Medpace Holdings, Inc	112,298
1,556,057		Merck & Co, Inc	99,400,921
86,728	e	Merrimack Pharmaceuticals, Inc	115,348
14,345	*	Mettler-Toledo International, Inc	8,220,833
59,519	*,e	MiMedx Group, Inc	890,404
14,595	*,e	Minerva Neurosciences, Inc	97,057
7,728	*	Miragen Therapeutics, Inc	105,719
41,155	*	Momenta Pharmaceuticals, Inc	681,115
303,958	*	Mylan NV	11,851,322
9,200	*	MyoKardia, Inc	143,060
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,511	*	Myriad Genetics, Inc	$861,852
17,437	*	NanoString Technologies, Inc	265,217
18,507	*	NantKwest, Inc	119,555
17,265	*	Natera, Inc	139,329
83,399	*	Nektar Therapeutics	1,820,600
33,050	*	NeoGenomics, Inc	312,322
12,919	*,e	Neos Therapeutics, Inc	83,328
50,004	*	Neurocrine Biosciences, Inc	2,401,692
12,820	*,e	NewLink Genetics Corp	92,560
154,209	*,e	Novavax, Inc	160,377
8,461	*	Novelion Therapeutics, Inc	76,572
14,902	*	Nymox Pharmaceutical Corp	56,032
15,067	*,e	Ocular Therapeutix, Inc	95,374
23,321	*	Omeros Corp	488,808
185,947	*,e	Opko Health, Inc	1,199,358
49,140	*,e	Organovo Holdings, Inc	114,988
15,877	*	Otonomy, Inc	298,488
43,294	*,e	Pacific Biosciences of California, Inc	141,138
21,901	*	Pacira Pharmaceuticals, Inc	865,089
12,968	*	Paratek Pharmaceuticals, Inc	252,228
28,298	*	Parexel International Corp	2,476,641
29,919	*	Patheon NV	1,045,968
105,806	*	PDL BioPharma, Inc	240,180
62,049		PerkinElmer, Inc	4,084,686
72,381		Perrigo Co plc	5,422,785
3,392,339		Pfizer, Inc	112,489,961
10,508		Phibro Animal Health Corp	401,406
18,918	*	Pieris Pharmaceuticals, Inc	98,374
28,175	*	Portola Pharmaceuticals, Inc	1,738,397
21,659	*	PRA Health Sciences, Inc	1,611,430
30,855	*	Prestige Brands Holdings, Inc	1,654,754
36,415	*	Progenics Pharmaceuticals, Inc	219,582
4,836	*,e	Protagonist Therapeutics, Inc	58,951
22,483	*,e	Prothena Corp plc	1,388,550
18,594	*	PTC Therapeutics, Inc	383,408
16,429	*	Puma Biotechnology, Inc	1,561,576
128,333		QIAGEN NV	4,214,456
70,955	*	Quintiles Transnational Holdings, Inc	6,424,975
6,329	*	Ra Pharmaceuticals, Inc	93,100
20,834	*,e	Radius Health, Inc	917,321
4,917	*,e	Reata Pharmaceuticals, Inc	143,970
6,534	*,e	Recro Pharma, Inc	49,724
44,604	*	Regeneron Pharmaceuticals, Inc	21,928,218
15,207	*	REGENXBIO, Inc	273,726
19,166	*	Repligen Corp	771,815
19,915	*	Retrophin, Inc	403,080
12,584	*	Revance Therapeutics, Inc	286,286
74,480	*	Rigel Pharmaceuticals, Inc	176,518
19,783	*	Sage Therapeutics, Inc	1,577,694
41,591	*	Sangamo Biosciences, Inc	357,683
29,754	*	Sarepta Therapeutics, Inc	1,147,909
28,444	*	Sciclone Pharmaceuticals, Inc	311,462
53,974	*	Seattle Genetics, Inc	2,725,687
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,811	*	Selecta Biosciences, Inc	$116,059
13,791	*,e	Seres Therapeutics, Inc	186,592
13,277	*	Spark Therapeutics, Inc	942,667
43,276	*	Spectrum Pharmaceuticals, Inc	322,839
15,058	*	Stemline Therapeutics, Inc	138,534
11,557	*	Strongbridge Biopharma plc	91,878
12,021	*,e	Sucampo Pharmaceuticals, Inc (Class A)	130,428
27,361	*	Supernus Pharmaceuticals, Inc	1,106,752
4,551	*	Syndax Pharmaceuticals, Inc	55,113
126,583	*,e	Synergy Pharmaceuticals, Inc	491,142
7,302	*,e	Syros Pharmaceuticals, Inc	166,632
22,523	*,e	Teligent, Inc	177,481
20,919	*	TESARO, Inc	2,670,520
20,518	*	Tetraphase Pharmaceuticals, Inc	134,188
29,091	*,e	TG Therapeutics, Inc	334,546
87,998	*,e	TherapeuticsMD, Inc	497,189
23,653	*,e	Theravance Biopharma, Inc	759,971
218,982		Thermo Fisher Scientific, Inc	38,437,910
4,751	*,e	Tocagen, Inc	51,406
23,387	*	Trevena, Inc	61,040
22,999	*	Ultragenyx Pharmaceutical, Inc	1,525,294
25,325	*	United Therapeutics Corp	3,251,730
24,216	*	Vanda Pharmaceuticals, Inc	376,559
13,388	*	VBI Vaccines, Inc	61,853
12,624	*	Veracyte, Inc	100,992
18,102	*	Versartis, Inc	334,887
141,485	*	Vertex Pharmaceuticals, Inc	21,480,253
5,712	*	Voyager Therapeutics, Inc	47,067
47,620	*	VWR Corp	1,571,460
43,056	*	Waters Corp	7,467,633
6,872	*,e	WaVe Life Sciences Pte Ltd	136,409
10,835	*,e	XBiotech, Inc	49,733
20,902	*	Xencor Inc	488,062
72,368	*,e	ZIOPHARM Oncology, Inc	400,195
276,652		Zoetis, Inc	17,296,283
13,437	*	Zogenix, Inc	161,244
6,162	*,e	Zynerba Pharmaceuticals, Inc	86,884
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,208,656,445

REAL ESTATE - 4.1%
46,536		Acadia Realty Trust	1,383,981
14,095		Agree Realty Corp	693,051
26,319		Alexander & Baldwin, Inc	1,103,556
2,028		Alexander’s, Inc	882,160
50,751		Alexandria Real Estate Equities, Inc	6,153,559
7,073	*,e	Altisource Portfolio Solutions S.A.	184,535
28,719		Altisource Residential Corp	373,634
24,247		American Assets Trust,Inc	984,671
74,010		American Campus Communities, Inc	3,548,039
126,876		American Homes 4 Rent	2,919,417
244,720		American Tower Corp	33,362,678
88,006		Apartment Investment & Management Co (Class A)	4,008,673
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

117,083		Apple Hospitality REIT, Inc	$2,161,352
25,296		Armada Hoffler Properties, Inc	335,425
11,429		Ashford Hospitality Prime, Inc	118,404
41,202		Ashford Hospitality Trust, Inc	259,161
7,271	*	AV Homes, Inc	116,700
77,471		AvalonBay Communities, Inc	14,901,547
25,429		Bluerock Residential Growth REIT, Inc	342,274
87,058		Boston Properties, Inc	10,526,183
96,968		Brandywine Realty Trust	1,630,032
170,960		Brixmor Property Group, Inc	3,349,106
48,686		Camden Property Trust	4,367,134
45,683		Care Capital Properties, Inc	1,106,442
40,387		CareTrust REIT, Inc	736,659
48,605		CatchMark Timber Trust Inc	559,444
96,226		CBL & Associates Properties, Inc	845,826
173,921	*	CBRE Group, Inc	6,607,259
40,660		Cedar Realty Trust, Inc	210,619
20,748		Chatham Lodging Trust	429,069
33,054		Chesapeake Lodging Trust	833,952
20,770		City Office REIT, Inc	263,987
8,070		Clipper Realty, Inc	90,384
307,079		Colony NorthStar, Inc	4,495,637
69,349		Columbia Property Trust, Inc	1,508,341
10,091		Community Healthcare Trust, Inc	256,009
1,845		Consolidated-Tomoka Land Co	102,287
67,500		CoreCivic, Inc	1,869,750
6,682		CorEnergy Infrastructure Trust, Inc	237,946
19,171		Coresite Realty	2,081,587
55,939		Corporate Office Properties Trust	1,862,209
233,069		Cousins Properties, Inc	2,141,904
225,859		Crown Castle International Corp	22,716,898
108,865		CubeSmart	2,684,611
48,441		CyrusOne, Inc	2,892,412
51,566		DCT Industrial Trust, Inc	2,905,228
188,631		DDR Corp	1,922,150
114,301		DiamondRock Hospitality Co	1,335,036
90,905		Digital Realty Trust, Inc	10,484,983
82,198		Douglas Emmett, Inc	3,144,895
200,766		Duke Realty Corp	5,739,900
44,369		DuPont Fabros Technology, Inc	2,765,520
20,989		Easterly Government Properties, Inc	419,570
18,530		EastGroup Properties, Inc	1,615,445
41,072		Education Realty Trust, Inc	1,542,254
71,488		Empire State Realty Trust, Inc	1,493,384
33,792		Entertainment Properties Trust	2,445,865
44,366		Equinix, Inc	19,997,087
70,085	*	Equity Commonwealth	2,213,284
46,675		Equity Lifestyle Properties, Inc	4,074,727
200,546		Equity Residential	13,649,161
36,828		Essex Property Trust, Inc	9,637,888
68,687		Extra Space Storage, Inc	5,460,616
17,265		Farmland Partners, Inc	154,176
40,900		Federal Realty Investment Trust	5,424,567
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

73,262		FelCor Lodging Trust, Inc	$540,674
63,680		First Industrial Realty Trust, Inc	1,943,514
32,871		First Potomac Realty Trust	365,854
128,298		Forest City Realty Trust, Inc	3,127,905
25,751	*	Forestar Group, Inc	441,630
33,320		Four Corners Property Trust, Inc	845,662
58,022		Franklin Street Properties Corp	613,292
3,792	*	FRP Holdings, Inc	175,001
110,065		Gaming and Leisure Properties, Inc	4,175,866
69,333		Geo Group, Inc	2,034,924
15,241		Getty Realty Corp	395,961
347,885		GGP, Inc	7,865,680
17,128		Gladstone Commercial Corp	364,484
6,018		Global Medical REIT, Inc	55,967
36,936	*	Global Net Lease, Inc	812,592
53,100		Government Properties Income Trust	941,463
84,403		Gramercy Property Trust	2,550,659
264,113		HCP, Inc	8,359,176
64,352		Healthcare Realty Trust, Inc	2,142,922
109,808		Healthcare Trust of America, Inc	3,359,027
20,220		Hersha Hospitality Trust	379,327
21,294		HFF, Inc (Class A)	781,916
56,281		Highwoods Properties, Inc	2,899,597
90,663		Hospitality Properties Trust	2,634,667
419,855		Host Marriott Corp	7,834,494
19,226	*	Howard Hughes Corp	2,418,823
87,246		Hudson Pacific Properties	2,854,689
37,997		Independence Realty Trust, Inc	384,150
68,836		Investors Real Estate Trust	428,160
52,816		Invitation Homes, Inc	1,126,037
146,576		Iron Mountain, Inc	5,339,764
35,775	*	iStar Financial, Inc	427,511
48,269	*	JBG SMITH Properties	1,712,566
5,201		Jernigan Capital, Inc	110,573
25,585		Jones Lang LaSalle, Inc	3,254,924
46,037		Kennedy-Wilson Holdings, Inc	925,344
54,345		Kilroy Realty Corp	3,772,086
231,779		Kimco Realty Corp	4,677,300
46,046		Kite Realty Group Trust	945,324
46,664		Lamar Advertising Co	3,293,078
64,359		LaSalle Hotel Properties	1,901,165
120,309		Lexington Realty Trust	1,224,746
81,413		Liberty Property Trust	3,420,974
26,287		Life Storage, Inc	1,920,002
21,901		LTC Properties, Inc	1,130,968
76,806		Macerich Co	4,407,896
50,436		Mack-Cali Realty Corp	1,323,441
13,630	*	Marcus & Millichap, Inc	348,928
7,317	*	Maui Land & Pineapple Co, Inc	126,950
16,220		MedEquities Realty Trust, Inc	195,451
207,318		Medical Properties Trust, Inc	2,690,988
63,635		Mid-America Apartment Communities, Inc	6,588,132
38,956		Monmouth Real Estate Investment Corp (Class A)	600,312
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

141,908		Monogram Residential Trust, Inc	$1,697,220
21,065		National Health Investors, Inc	1,627,271
83,363		National Retail Properties, Inc	3,332,853
24,343		National Storage Affiliates Trust	558,915
49,947		New Senior Investment Group, Inc	518,949
8,034		NexPoint Residential Trust, Inc	201,573
28,236		NorthStar Realty Europe Corp	364,527
108,935		Omega Healthcare Investors, Inc	3,441,257
6,278		One Liberty Properties, Inc	154,313
77,864		Outfront Media, Inc	1,780,750
110,902		Paramount Group, Inc	1,815,466
81,109		Park Hotels & Resorts, Inc	2,184,265
23,325		Parkway, Inc	536,708
39,315		Pebblebrook Hotel Trust	1,323,736
35,396		Pennsylvania REIT	420,858
98,479		Physicians Realty Trust	1,833,679
81,296		Piedmont Office Realty Trust, Inc	1,708,029
22,565		Potlatch Corp	1,079,735
18,674		Preferred Apartment Communities, Inc	322,500
303,866		Prologis, Inc	18,478,091
11,521		PS Business Parks, Inc	1,549,114
83,356		Public Storage, Inc	17,135,493
26,157		QTS Realty Trust, Inc	1,398,615
53,849	*	Quality Care Properties, Inc	905,740
49,089		RAIT Investment Trust	98,178
43,774		Ramco-Gershenson Properties	616,776
73,938		Rayonier, Inc	2,149,378
10,800		Re/Max Holdings, Inc	628,020
76,888		Realogy Holdings Corp	2,552,682
153,623		Realty Income Corp	8,765,728
85,453		Regency Centers Corp	5,658,698
60,387		Retail Opportunities Investment Corp	1,224,648
132,213		Retail Properties of America, Inc	1,749,178
36,672		Rexford Industrial Realty, Inc	1,045,885
68,589		RLJ Lodging Trust	1,451,343
4,411		RMR Group, Inc	215,477
24,677		Ryman Hospitality Properties	1,544,533
35,715		Sabra Healthcare REIT, Inc	828,588
7,154		Saul Centers, Inc	423,231
73,187	*	SBA Communications Corp	10,066,872
35,336		Select Income REIT	829,336
130,886		Senior Housing Properties Trust	2,545,733
14,031		Seritage Growth Properties	656,230
176,672		Simon Property Group, Inc	28,002,512
55,313		SL Green Realty Corp	5,712,173
281,678		Spirit Realty Capital, Inc	2,233,706
30,156	*	St. Joe Co	544,316
49,684	*	STAG Industrial, Inc	1,355,876
55,982		Starwood Waypoint Homes	1,957,131
93,598		STORE Capital Corp	2,189,257
2,960		Stratus Properties, Inc	84,804
56,899		Summit Hotel Properties, Inc	1,020,199
40,604		Sun Communities, Inc	3,614,162
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

123,539		Sunstone Hotel Investors, Inc	$2,011,215
52,211		Tanger Factory Outlet Centers, Inc	1,379,937
33,639		Taubman Centers, Inc	1,913,050
8,029	*	Tejon Ranch Co	168,448
27,251		Terreno Realty Corp	943,430
25,870		Tier REIT, Inc	478,078
8,985	*	Trinity Place Holdings, Inc	62,446
148,979		UDR, Inc	5,823,589
14,256		UMH Properties, Inc	235,794
95,000		Uniti Group, Inc	2,432,000
6,843		Universal Health Realty Income Trust	530,196
55,010		Urban Edge Properties	1,382,401
16,630		Urstadt Biddle Properties, Inc (Class A)	348,232
199,473		Ventas, Inc	13,434,507
560,027		VEREIT, Inc	4,653,824
96,537		Vornado Realty Trust	7,660,211
103,376		Washington Prime Group, Inc	932,451
43,184		Washington REIT	1,443,641
66,986		Weingarten Realty Investors	2,174,366
206,009		Welltower, Inc	15,119,000
444,574		Weyerhaeuser Co	14,679,833
20,820		Whitestone REIT	271,701
59,486		WP Carey, Inc	4,075,386
59,859		Xenia Hotels & Resorts, Inc	1,216,335
		TOTAL REAL ESTATE	595,361,154

RETAILING - 4.9%
16,403	*	1-800-FLOWERS.COM, Inc (Class A)	158,289
36,477		Aaron’s, Inc	1,688,156
38,688		Abercrombie & Fitch Co (Class A)	380,690
40,043		Advance Auto Parts, Inc	4,485,216
226,768	*	Amazon.com, Inc	223,996,895
93,754		American Eagle Outfitters, Inc	1,110,047
4,627	*,e	America’s Car-Mart, Inc	181,378
10,410	*	Asbury Automotive Group, Inc	562,140
3,161	*,e	At Home Group, Inc	71,944
36,275	*,e	Autonation, Inc	1,537,334
15,965	*	AutoZone, Inc	8,618,226
23,718	*	Barnes & Noble Education, Inc	171,481
35,846		Barnes & Noble, Inc	292,145
79,002		Bed Bath & Beyond, Inc	2,362,160
150,578		Best Buy Co, Inc	8,784,721
10,534	e	Big 5 Sporting Goods Corp	113,240
25,345		Big Lots, Inc	1,258,886
10,237	*	Boot Barn Holdings, Inc	81,998
17,631	e	Buckle, Inc	301,490
9,924	*	Build-A-Bear Workshop, Inc	95,270
38,996	*	Burlington Stores, Inc	3,393,822
28,221	*	Cabela’s, Inc	1,608,033
23,333		Caleres, Inc	636,524
7,079		Camping World Holdings, Inc	226,245
105,884	*	Carmax, Inc	7,014,815
10,682	*,e	Carvana Co	208,513
189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,113		Cato Corp (Class A)	$257,072
72,682		Chico’s FAS, Inc	665,040
9,670		Children’s Place Retail Stores, Inc	1,021,635
8,026		Citi Trends, Inc	177,776
11,068	*,e	Conn’s, Inc	236,855
10,028	*,e	Container Store Group, Inc	53,650
25,406		Core-Mark Holding Co, Inc	931,638
49,288		Dick’s Sporting Goods, Inc	1,840,414
8,658	e	Dillard’s, Inc (Class A)	639,134
157,759		Dollar General Corp	11,857,166
129,921	*	Dollar Tree, Inc	9,364,706
37,957		DSW, Inc (Class A)	684,744
5,857	*,e	Duluth Holdings, Inc	113,509
65,095	*	Etsy, Inc	935,415
68,065		Expedia, Inc	10,650,131
47,203	*	Express Parent LLC	286,050
22,938		Finish Line, Inc (Class A)	315,627
30,016	*	Five Below, Inc	1,450,073
5,805	*	Floor & Decor Holdings, Inc	200,969
74,232		Foot Locker, Inc	3,503,008
22,283	*	Francesca’s Holdings Corp	216,814
21,350	e	Fred’s, Inc (Class A)	144,539
8,284	*	FTD Cos, Inc	162,781
5,079	*	Gaia, Inc	61,202
61,688		GameStop Corp (Class A)	1,338,013
137,380		Gap, Inc	3,273,765
11,712	*	Genesco, Inc	375,955
80,291		Genuine Parts Co	6,819,115
38,288	e	GNC Holdings, Inc	364,119
11,989		Group 1 Automotive, Inc	713,945
188,200	*	Groupon, Inc	707,632
35,754		Guess?, Inc	466,947
10,241		Haverty Furniture Cos, Inc	227,862
10,580	*	Hibbett Sports, Inc	165,048
683,680		Home Depot, Inc	102,278,528
17,794		HSN, Inc	705,532
5,769	*,e	J. Jill, Inc	70,613
180,460	*,e	JC Penney Co, Inc	976,289
7,029	*	Kirkland’s, Inc	65,721
99,048		Kohl’s Corp	4,095,635
140,140		L Brands, Inc	6,501,095
8,582	*	Lands’ End, Inc	115,857
30,367	*	Liberty Expedia Holdings, Inc	1,732,437
232,392	*	Liberty Interactive Corp	5,563,464
40,826	*	Liberty TripAdvisor Holdings, Inc	479,705
44,670	*	Liberty Ventures	2,706,109
13,206		Lithia Motors, Inc (Class A)	1,363,519
171,921	*	LKQ Corp	5,941,590
489,136		Lowe’s Companies, Inc	37,859,126
15,795	*,e	Lumber Liquidators, Inc	390,294
175,280		Macy’s, Inc	4,162,900
13,698	*	MarineMax, Inc	204,785
69,450	*	Michaels Cos, Inc	1,398,723
190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,490		Monro Muffler, Inc	$815,034
19,624	*	Murphy USA, Inc	1,486,126
233,607	*	NetFlix, Inc	42,437,048
66,654	e	Nordstrom, Inc	3,237,385
16,557		Nutri/System, Inc	923,053
292,226		Office Depot, Inc	1,715,367
26,951	*	Ollie’s Bargain Outlet Holdings, Inc	1,204,710
50,306	*	O’Reilly Automotive, Inc	10,277,516
9,410	*	Overstock.com, Inc	150,560
18,067	*	Party City Holdco, Inc	252,035
20,176		Penske Auto Group, Inc	878,463
10,949	e	PetMed Express, Inc	520,515
47,634		Pier 1 Imports, Inc	219,593
27,836	*	Priceline.com, Inc	56,465,326
24,677	e	Rent-A-Center, Inc	326,230
19,583	*,e	RH	1,275,441
217,124		Ross Stores, Inc	12,011,300
84,466	*	Sally Beauty Holdings, Inc	1,708,747
23,405	*	Select Comfort Corp	791,323
8,648		Shoe Carnival, Inc	157,912
18,928	*	Shutterfly, Inc	928,229
39,325	e	Signet Jewelers Ltd	2,405,117
15,830		Sonic Automotive, Inc (Class A)	287,314
24,762	*,e	Sportsman’s Warehouse Holdings, Inc	112,172
373,604		Staples, Inc	3,792,081
30,445	e	Tailored Brands, Inc	381,780
313,195		Target Corp	17,748,761
60,750		Tiffany & Co	5,802,233
18,694		Tile Shop Holdings, Inc	272,932
9,453		Tilly’s, Inc	94,341
364,850		TJX Companies, Inc	25,652,604
72,494		Tractor Supply Co	4,068,363
62,029	*	TripAdvisor, Inc	2,420,372
33,190	*	Ulta Beauty, Inc	8,337,660
50,562	*	Urban Outfitters, Inc	990,510
16,337	*	Vitamin Shoppe, Inc	179,707
21,989	*	Wayfair, Inc	1,678,860
6,804		West Marine, Inc	87,704
47,910		Williams-Sonoma, Inc	2,224,461
1,341		Winmark Corp	178,420
10,806	*	Zumiez, Inc	137,236
		TOTAL RETAILING	720,808,470

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
10,888	*,e	Acacia Communications, Inc	476,568
22,474	*	Advanced Energy Industries, Inc	1,630,489
469,035	*	Advanced Micro Devices, Inc	6,383,566
9,438	*	Alpha & Omega Semiconductor Ltd	167,053
18,054	*	Ambarella, Inc	903,603
58,089	*	Amkor Technology, Inc	602,383
202,752		Analog Devices, Inc	16,019,436
614,741		Applied Materials, Inc	27,239,174
16,940	*	Axcelis Technologies, Inc	376,068
191

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,820	*	AXT, Inc	$182,175
225,703		Broadcom Ltd	55,671,902
39,367		Brooks Automation, Inc	966,854
13,697		Cabot Microelectronics Corp	1,015,633
37,002	*	Cavium, Inc	2,291,904
11,929	*	Ceva, Inc	551,716
36,073	*	Cirrus Logic, Inc	2,216,325
15,034		Cohu, Inc	273,919
54,558	*	Cree, Inc	1,413,598
3,547	*,e	CyberOptics Corp	58,525
186,077		Cypress Semiconductor Corp	2,642,293
21,451	*	Diodes, Inc	569,095
9,301	*	DSP Group, Inc	117,193
79,021	*	Entegris, Inc	2,062,448
46,498	*	First Solar, Inc	2,292,816
40,294	*	Formfactor, Inc	527,851
7,159	*	GSI Technology, Inc	51,974
6,684	*	Ichor Holdings Ltd	153,598
10,098	*,e	Impinj, Inc	496,216
24,060	*	Inphi Corp	923,904
75,096	*	Integrated Device Technology, Inc	1,963,009
2,693,891		Intel Corp	95,552,314
13,812		IXYS Corp	240,329
89,866		Kla-Tencor Corp	8,324,288
28,048	*	Kopin Corp	106,582
91,906		Lam Research Corp	14,655,331
74,546	*	Lattice Semiconductor Corp	518,840
22,867	*	MA-COM Technology Solutions	1,384,597
226,168		Marvell Technology Group Ltd	3,519,174
158,673		Maxim Integrated Products, Inc	7,210,101
33,579	*	MaxLinear, Inc	879,770
118,551		Microchip Technology, Inc	9,488,822
596,330	*	Micron Technology, Inc	16,768,800
64,905	*	Microsemi Corp	3,380,252
30,524		MKS Instruments, Inc	2,553,333
22,176		Monolithic Power Systems, Inc	2,269,048
13,407	*	Nanometrics, Inc	357,297
16,676	*,e	NeoPhotonics Corp Ltd	134,575
2,815		NVE Corp	222,047
323,738		NVIDIA Corp	52,610,662
195,393	*	NXP Semiconductors NV	21,557,710
236,927	*	ON Semiconductor Corp	3,542,059
15,548	*	PDF Solutions, Inc	249,545
36,488	*	Photronics, Inc	366,704
14,997	*	Pixelworks, Inc	69,586
16,742		Power Integrations, Inc	1,182,822
71,227	*	Qorvo, Inc	4,883,323
843,790		Qualcomm, Inc	44,881,190
63,063	*	Rambus, Inc	812,882
17,478	*	Rudolph Technologies, Inc	432,581
36,891	*	Semtech Corp	1,460,884
14,732	*	Sigma Designs, Inc	95,758
23,529	*	Silicon Laboratories, Inc	1,767,028
192

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

103,714		Skyworks Solutions, Inc	$10,876,487
39,501	*,e	SunPower Corp	440,041
112,940		Teradyne, Inc	3,906,595
577,461		Texas Instruments, Inc	46,993,776
19,758	*	Ultra Clean Holdings	463,325
26,256	*	Veeco Instruments, Inc	808,685
62,327		Versum Materials, Inc	2,197,650
30,275	*	Xcerra Corp	293,970
140,921		Xilinx, Inc	8,914,662
27,371		Xperi Corp	800,602
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	507,415,315

SOFTWARE & SERVICES - 13.1%
24,377	*	2U, Inc	1,261,510
49,575	*	8x8, Inc	629,602
26,966	*	A10 Networks, Inc	190,650
357,970		Accenture plc	46,113,695
67,183	*	ACI Worldwide, Inc	1,556,630
418,750		Activision Blizzard, Inc	25,870,375
20,536	*	Actua Corp	277,236
43,216	*	Acxiom Corp	1,165,536
285,026	*	Adobe Systems, Inc	41,753,459
94,156	*	Akamai Technologies, Inc	4,438,514
11,390	*	Alarm.com Holdings, Inc	433,162
27,220		Alliance Data Systems Corp	6,571,725
170,023	*	Alphabet, Inc (Class A)	160,756,746
172,748	*	Alphabet, Inc (Class C)	160,742,014
5,232	*,e	Alteryx, Inc	105,268
14,773	*	Amber Road, Inc	138,423
93,608		Amdocs Ltd	6,287,649
15,388	*	American Software, Inc (Class A)	149,264
21,348	*,e	Angie’s List, Inc	255,749
54,018	*	Ansys, Inc	6,998,032
3,667	*	Appfolio, Inc	128,162
10,616	*	Apptio, Inc	188,434
41,841	*	Aspen Technology, Inc	2,379,498
40,917	*	Atlassian Corp plc	1,465,647
116,608	*	Autodesk, Inc	12,919,000
250,897		Automatic Data Processing, Inc	29,834,162
26,850	*	Bankrate, Inc	373,215
14,119	*	Barracuda Networks, Inc	317,254
39,296	*	Bazaarvoice, Inc	184,691
8,774	*,e	Benefitfocus, Inc	313,670
16,034	*	Black Knight Financial Services, Inc	681,445
26,524		Blackbaud, Inc	2,449,226
30,386	*	Blackhawk Network Holdings, Inc	1,326,349
6,206	*	Blackline, Inc	240,607
23,011	*	Blucora, Inc	515,446
81,702		Booz Allen Hamilton Holding Co	2,802,379
24,238	*	Bottomline Technologies, Inc	690,298
43,840	*	Box, Inc	826,384
13,975	*	Brightcove, Inc	93,632
64,877		Broadridge Financial Solutions, Inc	4,921,569
193

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,171	*	BroadSoft, Inc	$756,383
176,630		CA, Inc	5,482,595
13,567	*	CACI International, Inc (Class A)	1,697,232
155,835	*	Cadence Design Systems, Inc	5,750,311
35,712	*	Callidus Software, Inc	867,802
14,005	*	Carbonite, Inc	330,518
25,342	*	Cardtronics plc	793,205
8,834	*	Care.com, Inc	128,358
39,702	*,e	Cars.com, Inc	964,759
6,050		Cass Information Systems, Inc	399,058
75,949		CDK Global, Inc	4,995,925
18,244	*	ChannelAdvisor Corp	191,562
14,238	*,e	Cimpress NV	1,256,361
85,004	*	Citrix Systems, Inc	6,713,616
7,361	*,e	Cloudera, Inc	126,977
327,890		Cognizant Technology Solutions Corp (Class A)	22,729,335
16,529	*	CommerceHub, Inc	297,191
6,498	*	CommerceHub, Inc (Series A)	118,524
23,671	*	Commvault Systems, Inc	1,409,608
105,002	*	Conduent, Inc	1,733,583
53,597		Convergys Corp	1,284,720
28,694	*	Cornerstone OnDemand, Inc	1,156,655
18,006	*	CoStar Group, Inc	4,961,553
16,601	*,e	Coupa Software, Inc	510,149
18,600		CSG Systems International, Inc	769,110
90,684		CSRA, Inc	2,957,205
117,658	*	Dell Technologies, Inc-VMware Inc	7,561,880
33,306	*	DHI Group, Inc	73,273
5,360	*,e	Digimarc Corp	168,036
34,638		DST Systems, Inc	1,901,626
160,215		DXC Technology Co	12,557,652
567,274	*	eBay, Inc	20,268,700
13,152	e	Ebix, Inc	759,528
169,388	*	Electronic Arts, Inc	19,774,355
18,847	*	Ellie Mae, Inc	1,643,835
35,390	*	Endurance International Group Holdings, Inc	327,357
11,448	*	EnerNOC, Inc	87,577
23,809	*	Envestnet, Inc	929,741
27,351	*	EPAM Systems, Inc	2,350,271
28,063	*	Euronet Worldwide, Inc	2,711,166
9,697	*	Everbridge, Inc	229,334
35,393	*	Everi Holdings, Inc	264,032
34,012		EVERTEC, Inc	607,114
6,421	*	EXA Corp	90,729
18,891	*	ExlService Holdings, Inc	1,087,177
1,331,560	*	Facebook, Inc	225,366,530
21,634		Fair Isaac Corp	3,083,927
184,220		Fidelity National Information Services, Inc	16,804,548
98,510	*,e	FireEye, Inc	1,441,201
46,729	*	First American Corp	2,128,506
206,730	*	First Data Corp	3,857,582
121,472	*	Fiserv, Inc	15,609,152
29,060	*	Five9, Inc	641,064
194

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

51,370	*	FleetCor Technologies, Inc	$7,811,322
5,122		Forrester Research, Inc	208,978
82,367	*	Fortinet, Inc	3,040,166
49,037	*	Gartner, Inc	6,292,428
75,333		Genpact Ltd	2,184,657
20,043	*	Gigamon, Inc	796,709
84,998		Global Payments, Inc	8,021,261
3,719	*	Global Sources Ltd	72,892
50,659	*	Glu Mobile, Inc	138,299
43,883	*	GoDaddy, Inc	1,886,091
30,887	*,e	Gogo, Inc	376,204
47,721	*,e	GrubHub, Inc	2,201,370
17,068	*	GTT Communications, Inc	521,427
8,100	*	Guidance Software, Inc	57,267
50,211	*	Guidewire Software, Inc	3,623,226
15,855		Hackett Group, Inc	260,339
26,874	*	Hortonworks, Inc	360,112
18,784	*	HubSpot, Inc	1,359,022
39,051	*	IAC/InterActiveCorp	4,085,906
18,740	*	Imperva, Inc	844,237
16,246	*	Information Services Group, Inc	65,471
11,820	*	Instructure, Inc	382,377
45,669	*	Internap Network Services Corp	173,542
488,046		International Business Machines Corp	70,605,615
136,350		Intuit, Inc	18,708,583
25,835		j2 Global, Inc	2,186,416
50,601		Jack Henry & Associates, Inc	5,430,499
7,079	*	Leaf Group Ltd	53,446
79,565		Leidos Holdings, Inc	4,251,954
31,019	*	Limelight Networks, Inc	106,085
10,535	*	Liquidity Services, Inc	71,638
30,644	*	Liveperson, Inc	415,226
29,338		LogMeIn, Inc	3,416,410
43,672	*	Manhattan Associates, Inc	1,930,302
14,208		Mantech International Corp (Class A)	564,342
540,940		MasterCard, Inc (Class A)	69,132,132
20,225	*,e	Match Group, Inc	369,106
35,655		MAXIMUS, Inc	2,152,136
37,013	*	Meet Group, Inc	185,805
4,278,089		Microsoft Corp	311,017,070
5,590	*	MicroStrategy, Inc (Class A)	751,911
20,518	*	MINDBODY, Inc	532,442
14,789	*	Mitek Systems, Inc	140,495
32,597	*	MobileIron, Inc	147,501
27,607	*	Model N, Inc	364,412
34,044	*	MoneyGram International, Inc	555,598
23,038		Monotype Imaging Holdings, Inc	434,266
8,155	*,e	MuleSoft, Inc	177,290
2,553		NCI, Inc (Class A)	50,932
31,345	*	NeuStar, Inc (Class A)	1,046,923
16,397	*	New Relic, Inc	770,003
36,032		NIC, Inc	585,520
160,755	*	Nuance Communications, Inc	2,781,062
195

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,120	*,e	Nutanix, Inc	$427,449
6,384	*	Okta, Inc	140,129
7,800	*,e	Ominto, Inc	43,836
1,636,705		Oracle Corp	81,720,681
127,053	*,e	Pandora Media, Inc	1,137,124
3,781	*,e	Park City Group, Inc	51,044
195,266		Paychex, Inc	11,296,138
27,369	*	Paycom Software, Inc	1,918,293
14,358	*	Paylocity Holding Corp	652,858
636,616	*	PayPal Holdings, Inc	37,273,867
21,297		Pegasystems, Inc	1,287,404
18,898	*	Perficient, Inc	355,282
20,183	*	Planet Payment, Inc	65,393
10,996	*	Presidio, Inc	149,875
27,554		Progress Software Corp	882,004
23,822	*	Proofpoint, Inc	2,030,587
14,682	*	PROS Holdings, Inc	423,282
64,284	*	PTC, Inc	3,547,834
17,274	*	Q2 Holdings, Inc	671,959
5,552		QAD, Inc (Class A)	174,055
17,364	*	Qualys, Inc	697,165
15,203	*	QuinStreet, Inc	59,140
41,318	*	Quotient Technology, Inc	479,289
10,768	*	Rapid7, Inc	163,566
9,129	*	RealNetworks, Inc	39,711
33,203	*	RealPage, Inc	1,286,616
99,303	*	Red Hat, Inc	9,818,088
3,209		Reis, Inc	68,673
34,799	*	RingCentral, Inc	1,211,005
20,896	*,e	Rocket Fuel, Inc	54,330
12,773	*	Rosetta Stone, Inc	132,328
18,434	*	Rubicon Project, Inc	86,640
116,838		Sabre Corp	2,585,625
383,895	*	salesforce.com, Inc	34,857,666
24,409		Science Applications International Corp	1,718,638
3,029	*,e	SecureWorks Corp	33,137
93,884	*	ServiceNow, Inc	10,369,488
43,992	*	ServiceSource International LLC	167,170
10,089	*	Shutterstock, Inc	425,150
26,588	*	Silver Spring Networks, Inc	300,710
78,669	*	Splunk, Inc	4,720,927
9,074	*	SPS Commerce, Inc	524,477
126,124	*	Square, Inc	3,323,367
96,251		SS&C Technologies Holdings, Inc	3,730,689
8,788	*	Stamps.com, Inc	1,301,503
10,949	*	StarTek, Inc	134,673
21,637	*	Sykes Enterprises, Inc	735,658
346,543		Symantec Corp	10,739,368
22,722	*	Synchronoss Technologies, Inc	383,547
86,395	*	Synopsys, Inc	6,615,265
40,475		Syntel, Inc	788,858
33,350	*	Tableau Software, Inc	2,149,408
55,681	*	Take-Two Interactive Software, Inc	4,425,526
196

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,465	*	TechTarget, Inc	$81,179
17,371	*	TeleNav, Inc	130,283
7,875		TeleTech Holdings, Inc	329,175
75,075	*	Teradata Corp	2,388,887
65,039		TiVo Corp	1,274,764
100,578		Total System Services, Inc	6,382,680
9,678	*	Trade Desk, Inc	515,934
68,958		Travelport Worldwide Ltd	986,099
34,454	*,e	TrueCar, Inc	652,214
5,104	*,e	Tucows, Inc	278,934
34,762	*,e	Twilio, Inc	1,014,008
375,227	*	Twitter, Inc	6,037,402
19,439	*	Tyler Technologies, Inc	3,339,815
15,894	*	Ultimate Software Group, Inc	3,587,435
29,931	*,e	Unisys Corp	383,117
3,790	*	Upland Software, Inc	93,424
89,858	*	Vantiv, Inc	5,710,476
10,633	*	Varonis Systems, Inc	396,079
14,849	*	Vasco Data Security International	200,462
34,785	*	Verint Systems, Inc	1,379,225
49,492	*	VeriSign, Inc	5,007,106
30,324	*,e	VirnetX Holding Corp	104,618
15,177	*	Virtusa Corp	503,118
1,057,432		Visa, Inc (Class A)	105,277,930
41,454	*,e	VMware, Inc (Class A)	3,843,200
20,595	*	WebMD Health Corp (Class A)	1,364,419
22,175	*	Website Pros, Inc	486,741
264,470		Western Union Co	5,223,283
21,942	*	WEX, Inc	2,384,657
73,528	*	Workday, Inc	7,507,944
15,731	*	Workiva, Inc	308,328
18,868	*	XO Group, Inc	344,907
43,280	*	Yelp, Inc	1,407,898
6,474	*,e	Yext, Inc	84,162
53,846	*	Zendesk, Inc	1,578,765
29,332	*	Zillow Group, Inc	1,332,553
58,952	*	Zillow Group, Inc (Class C)	2,662,272
23,238	*	Zix Corp	123,859
422,374	*	Zynga, Inc	1,524,770
		TOTAL SOFTWARE & SERVICES	1,907,361,535

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
60,590	*,e	3D Systems Corp	1,017,912
26,765		Adtran, Inc	627,639
25,955	*	Aerohive Networks, Inc	122,248
5,601	*	Agilysys, Inc	56,346
177,890		Amphenol Corp (Class A)	13,629,932
15,779	*	Anixter International, Inc	1,242,596
2,973,519		Apple, Inc	442,251,481
10,510	*,e	Applied Optoelectronics, Inc	1,024,620
29,588	*	Arista Networks, Inc	4,417,193
100,841	*	ARRIS International plc	2,819,514
49,499	*	Arrow Electronics, Inc	4,023,774
197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,208	*	Avid Technology, Inc	$119,521
69,674		Avnet, Inc	2,674,088
25,375		AVX Corp	453,451
16,518		Badger Meter, Inc	747,439
5,993		Bel Fuse, Inc (Class B)	151,323
23,084		Belden CDT, Inc	1,660,663
27,178	*	Benchmark Electronics, Inc	914,540
265,241		Brocade Communications Systems, Inc	3,349,994
21,159	*	CalAmp Corp	404,137
30,209	*	Calix, Inc	206,932
85,576		CDW Corp	5,428,086
78,205	*	Ciena Corp	2,013,779
2,871,427		Cisco Systems, Inc	90,306,379
4,709	*,e	Clearfield, Inc	54,153
46,473		Cognex Corp	4,417,723
13,935	*	Coherent, Inc	3,692,775
107,025	*	CommScope Holding Co, Inc	3,936,379
12,255		Comtech Telecommunications Corp	220,590
13,429	*	Control4 Corp	306,853
512,828		Corning, Inc	14,943,808
11,071	e	CPI Card Group, Inc	32,659
23,580	*	Cray, Inc	485,748
19,626		CTS Corp	431,772
20,391		Daktronics, Inc	199,424
42,082		Diebold, Inc	984,719
10,399	*	Digi International, Inc	108,670
45,077		Dolby Laboratories, Inc (Class A)	2,332,735
12,180	*	Eastman Kodak Co	115,710
26,555	*	EchoStar Corp (Class A)	1,612,685
14,155	*	Electro Scientific Industries, Inc	122,441
27,188	*	Electronics for Imaging, Inc	1,320,793
14,430		EMCORE Corp	167,388
7,241	*	ePlus, Inc	585,797
60,755	*	Extreme Networks, Inc	534,036
37,048	*	F5 Networks, Inc	4,473,546
20,714	*	Fabrinet	932,337
9,743	*	FARO Technologies, Inc	384,848
63,061	*	Finisar Corp	1,716,520
98,371	*,e	Fitbit, Inc	507,594
76,704		Flir Systems, Inc	2,862,593
48,161	*	Harmonic, Inc	197,460
68,547		Harris Corp	7,846,575
934,351		Hewlett Packard Enterprise Co	16,360,486
959,686		HP, Inc	18,330,003
33,751	*	II-VI, Inc	1,285,913
19,972	*	Immersion Corp	170,561
80,468	*	Infinera Corp	943,890
19,810	*	Insight Enterprises, Inc	802,701
18,884		InterDigital, Inc	1,375,699
10,530	*	Intevac, Inc	119,515
20,051	*	IPG Photonics Corp	3,060,585
14,205	*	Iteris, Inc	89,349
19,485	*	Itron, Inc	1,422,405
198

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

98,916		Jabil Circuit, Inc	$3,016,938
208,746		Juniper Networks, Inc	5,834,451
26,924	*	Kemet Corp	453,669
103,336	*	Keysight Technologies, Inc	4,297,744
14,861	*	Kimball Electronics, Inc	289,046
48,953	*	Knowles Corp	741,638
5,979	*	KVH Industries, Inc	65,171
12,530		Littelfuse, Inc	2,257,655
34,887	*	Lumentum Holdings, Inc	2,183,926
16,124	*	Maxwell Technologies, Inc	94,325
1,740	e	Mesa Laboratories, Inc	251,482
20,017		Methode Electronics, Inc	795,676
36,677	*	Microvision, Inc	83,257
91,641		Motorola, Inc	8,310,006
9,377		MTS Systems Corp	494,168
6,122	*	Napco Security Technologies, Inc	56,016
77,461		National Instruments Corp	3,186,746
68,507	*	NCR Corp	2,592,990
153,181		NetApp, Inc	6,651,119
18,743	*	Netgear, Inc	897,790
49,501	*	Netscout Systems, Inc	1,707,784
17,796	*	Novanta, Inc	656,672
95,743	*,e	Oclaro, Inc	936,367
9,682	*	OSI Systems, Inc	774,270
49,855	*	Palo Alto Networks, Inc	6,569,892
10,975		Park Electrochemical Corp	206,220
5,271		PC Connection, Inc	135,992
5,357	*	PC Mall, Inc	66,293
18,614		Plantronics, Inc	840,981
20,419	*	Plexus Corp	1,094,663
51,903	*	Pure Storage, Inc	626,469
11,661	*	Quantenna Communications, Inc	235,669
15,622	*	Quantum Corp	126,538
17,506	*	Radisys Corp	42,715
10,064	*	Rogers Corp	1,187,250
41,102	*	Sanmina Corp	1,473,507
15,267	*	Scansource, Inc	604,573
47,319	*	ShoreTel, Inc	352,527
27,191	*	Sonus Networks, Inc	185,715
27,450	*	Stratasys Ltd	658,525
21,869	*	Super Micro Computer, Inc	587,183
19,377	*	Synaptics, Inc	1,019,424
15,921		SYNNEX Corp	1,893,325
5,390		Systemax, Inc	97,667
19,727	*	Tech Data Corp	2,020,045
143,693	*	Trimble Navigation Ltd	5,378,429
51,496	*	TTM Technologies, Inc	895,000
13,075	*,e	Ubiquiti Networks, Inc	712,588
23,628		Universal Display Corp	2,849,537
18,717	*	USA Technologies, Inc	103,879
61,871	*	VeriFone Systems, Inc	1,207,103
29,689	*,e	Viasat, Inc	1,962,146
126,183	*	Viavi Solutions, Inc	1,384,228
199

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

75,103		Vishay Intertechnology, Inc	$1,340,589
5,516	*	Vishay Precision Group, Inc	96,530
165,980		Western Digital Corp	14,128,218
128,430		Xerox Corp	3,938,948
29,112	*	Zebra Technologies Corp (Class A)	2,961,273
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	782,765,572

TELECOMMUNICATION SERVICES - 2.0%
3,498,333		AT&T, Inc	136,434,987
5,799		ATN International, Inc	336,342
20,377	*	Boingo Wireless, Inc	302,191
307,172	e	CenturyLink, Inc	7,147,892
24,433	*	Cincinnati Bell, Inc	455,676
23,344		Cogent Communications Group, Inc	974,612
39,329	e	Consolidated Communications Holdings, Inc	707,922
44,096	*,e	Frontier Communications Corp	675,110
14,505	*	General Communication, Inc (Class A)	618,928
243,858	*,e	Globalstar, Inc	451,137
3,994	*	Hawaiian Telcom Holdco, Inc	116,785
11,245		IDT Corp (Class B)	166,538
17,153	*,e	Intelsat S.A.	54,375
46,094	*,e	Iridium Communications, Inc	458,635
166,112	*	Level 3 Communications, Inc	9,747,452
20,123	*	Lumos Networks Corp	360,403
10,234	*	Ooma, Inc	84,942
36,670	*	Orbcomm, Inc	425,739
5,431	*,e	pdvWireless, Inc	134,146
25,659		Shenandoah Telecom Co	789,014
14,272		Spok Holdings, Inc	234,061
356,633	*	Sprint Corp	2,845,931
4,808	*	Straight Path Communications, Inc	862,555
54,236		Telephone & Data Systems, Inc	1,541,930
169,455	*	T-Mobile US, Inc	10,448,595
7,820	*	US Cellular Corp	296,222
2,325,121		Verizon Communications, Inc	112,535,856
110,957	*	Vonage Holdings Corp	733,426
102,906	e	Windstream Holdings, Inc	390,014
103,234	*	Zayo Group Holdings, Inc	3,385,043
		TOTAL TELECOMMUNICATION SERVICES	293,716,459

TRANSPORTATION - 2.0%
29,256	*	Air Transport Services Group, Inc	712,676
67,530		Alaska Air Group, Inc	5,755,582
7,231		Allegiant Travel Co	934,607
3,482		Amerco, Inc	1,352,966
255,036		American Airlines Group, Inc	12,864,016
15,562		Arkansas Best Corp	432,624
13,672	*	Atlas Air Worldwide Holdings, Inc	812,117
43,091	*	Avis Budget Group, Inc	1,326,341
78,445		CH Robinson Worldwide, Inc	5,145,992
17,695		Copa Holdings S.A. (Class A)	2,220,015
22,604		Costamare, Inc	145,344
7,369	*	Covenant Transportation Group, Inc	138,169
200

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

499,123		CSX Corp	$24,626,729
10,932	*	Daseke, Inc	133,261
384,885		Delta Air Lines, Inc	18,997,924
22,782	*,e	Eagle Bulk Shipping, Inc	98,646
14,127	*	Echo Global Logistics, Inc	192,834
100,575		Expeditors International of Washington, Inc	5,921,856
143,738		FedEx Corp	29,901,816
16,700		Forward Air Corp	865,561
3,573	*	Genco Shipping & Trading Ltd	36,373
34,951	*	Genesee & Wyoming, Inc (Class A)	2,277,407
29,677	*	Hawaiian Holdings, Inc	1,228,628
45,423		Heartland Express, Inc	959,788
30,979	*,e	Hertz Global Holdings, Inc	423,483
17,800	*	Hub Group, Inc (Class A)	606,090
48,298		J.B. Hunt Transport Services, Inc	4,381,112
190,093	*	JetBlue Airways Corp	4,168,739
59,290		Kansas City Southern Industries, Inc	6,118,135
29,839	*	Kirby Corp	1,817,195
40,675		Knight Transportation, Inc	1,450,064
24,076		Landstar System, Inc	2,001,919
43,118		Macquarie Infrastructure Co LLC	3,268,776
21,130		Marten Transport Ltd	337,023
22,466		Matson, Inc	633,541
55,519	*,e	Navios Maritime Holdings, Inc	68,288
163,109		Norfolk Southern Corp	18,362,811
34,438		Old Dominion Freight Line	3,302,949
4,949		Park-Ohio Holdings Corp	196,723
21,295	*	Radiant Logistics, Inc	92,207
18,088	*	Roadrunner Transportation Services Holdings, Inc	126,254
30,235		Ryder System, Inc	2,199,899
25,741	*	Safe Bulkers, Inc	66,412
14,102	*	Saia, Inc	766,444
18,625		Schneider National, Inc	402,672
31,915	*	Scorpio Bulkers, Inc	229,788
28,922		Skywest, Inc	1,055,653
318,270		Southwest Airlines Co	17,667,168
39,019	*	Spirit Airlines, Inc	1,515,888
41,077	*	Swift Transportation Co, Inc	1,047,463
464,562		Union Pacific Corp	47,831,303
160,249	*	United Continental Holdings, Inc	10,845,652
397,114		United Parcel Service, Inc (Class B)	43,797,703
2,557		Universal Truckload Services, Inc	37,204
26,265		Werner Enterprises, Inc	778,757
62,856	*	XPO Logistics, Inc	3,778,274
19,630	*	YRC Worldwide, Inc	260,883
		TOTAL TRANSPORTATION	296,717,744

UTILITIES - 3.2%
372,799		AES Corp	4,167,893
27,819		Allete, Inc	2,038,298
125,914		Alliant Energy Corp	5,103,294
134,469		Ameren Corp	7,543,711
278,252		American Electric Power Co, Inc	19,627,896

201

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,071		American States Water Co	$992,511
99,967		American Water Works Co, Inc	8,107,324
99,797		Aqua America, Inc	3,331,224
8,679	*,e	AquaVenture Holdings Ltd	138,777
4,310		Artesian Resources Corp	167,616
80,726	*	Atlantic Power Corp	185,670
58,378		Atmos Energy Corp	5,064,875
36,644		Avangrid, Inc	1,664,371
35,691		Avista Corp	1,877,704
29,767		Black Hills Corp	2,073,569
11,578	*	Cadiz, Inc	150,514
26,557		California Water Service Group	1,033,067
203,529	*	Calpine Corp	2,926,747
241,686		Centerpoint Energy, Inc	6,813,128
9,510		Chesapeake Utilities Corp	734,648
161,887		CMS Energy Corp	7,485,655
6,271		Connecticut Water Service, Inc	357,322
172,163		Consolidated Edison, Inc	14,265,426
6,110		Consolidated Water Co, Inc	78,819
3,244		Delta Natural Gas Co, Inc	98,715
352,168		Dominion Resources, Inc	27,180,326
99,276		DTE Energy Co	10,628,489
405,251		Duke Energy Corp	34,494,965
61,744	*	Dynegy, Inc	554,461
177,509		Edison International	13,966,408
22,298		El Paso Electric Co	1,157,266
102,604		Entergy Corp	7,871,779
190,022		Eversource Energy	11,551,437
523,338		Exelon Corp	20,064,779
248,832		FirstEnergy Corp	7,940,229
5,556		Genie Energy Ltd	36,836
5,796		Global Water Resources, Inc	54,714
131,163		Great Plains Energy, Inc	4,047,690
59,463		Hawaiian Electric Industries, Inc	1,961,684
27,461		Idacorp, Inc	2,371,532
108,241		MDU Resources Group, Inc	2,852,150
19,814		MGE Energy, Inc	1,318,622
8,696		Middlesex Water Co	341,231
44,465		National Fuel Gas Co	2,632,773
47,452		New Jersey Resources Corp	2,000,102
269,845		NextEra Energy, Inc	39,421,656
179,156		NiSource, Inc	4,668,805
16,216		Northwest Natural Gas Co	1,023,230
27,084		NorthWestern Corp	1,565,184
170,319		NRG Energy, Inc	4,193,254
19,670		NRG Yield, Inc (Class A)	358,584
34,005		NRG Yield, Inc (Class C)	632,493
110,398		OGE Energy Corp	3,958,872
29,026		ONE Gas, Inc	2,112,512
22,046		Ormat Technologies, Inc	1,307,328
21,807		Otter Tail Corp	882,093
40,021		Pattern Energy Group, Inc	1,004,527
291,874		PG&E Corp	19,756,951
202

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

60,967		Pinnacle West Capital Corp	$5,287,668
42,794		PNM Resources, Inc	1,705,341
48,233		Portland General Electric Co	2,155,533
384,070		PPL Corp	14,721,403
285,294		Public Service Enterprise Group, Inc	12,829,671
8,960	*	Pure Cycle Corp	66,304
3,770		RGC Resources, Inc	101,225
72,935		SCANA Corp	4,694,826
142,647		Sempra Energy	16,120,538
9,091		SJW Corp	480,641
43,304		South Jersey Industries, Inc	1,471,037
582,552		Southern Co	27,921,717
26,292		Southwest Gas Corp	2,105,989
7,359	e	Spark Energy, Inc	153,067
26,210		Spire, Inc	1,902,846
53,134		TerraForm Global, Inc	270,983
47,821		TerraForm Power, Inc	640,801
97,553		UGI Corp	4,923,500
12,359		Unitil Corp	627,219
46,141		Vectren Corp	2,773,536
135,923		Vistra Energy Corp	2,233,215
13,858	*,e	Vivint Solar, Inc	71,369
186,518		WEC Energy Group, Inc	11,745,039
80,600		Westar Energy, Inc	4,090,450
28,585		WGL Holdings, Inc	2,450,306
284,750		Xcel Energy, Inc	13,471,523
7,260		York Water Co	252,648
		TOTAL UTILITIES	465,210,131

		TOTAL COMMON STOCKS	14,589,920,636
		(Cost $9,347,952,269)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
267	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	m	Forest Laboratories, Inc CVR	1,232
1,988	m	Omthera Pharmaceuticals, Inc	1,193
4,598	*,m	Tobira Therapeutics, Inc	276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,701

SOFTWARE & SERVICES - 0.0%
3,514	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	2,701
		(Cost $364)
203

TIAA-CREF FUNDS - Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.0%
$7,300,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	$7,300,000
		TOTAL GOVERNMENT AGENCY DEBT			7,300,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
169,244,789	c	State Street Navigator Securities Lending Government Money Market Portfolio			169,244,789
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			169,244,789

		TOTAL SHORT-TERM INVESTMENTS			176,544,789
		(Cost $176,544,789)
		TOTAL INVESTMENTS - 101.2%			14,766,468,126
		(Cost $9,524,497,422)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(169,466,323)
		NET ASSETS - 100.0%			$14,597,001,803

Abbreviation(s):
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $163,429,109.
m	Indicates a security that has been deemed illiquid.
204

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.8%
9,004		BorgWarner, Inc	$420,847
113,159		Delphi Automotive plc	10,231,837
78,579		Gentex Corp	1,337,415
54,038		Harley-Davidson, Inc	2,630,029
23,564		Lear Corp	3,491,949
55,067	*	Tesla, Inc	17,812,522
21,017		Thor Industries, Inc	2,214,141
13,828		Visteon Corp	1,542,375
		TOTAL AUTOMOBILES & COMPONENTS	39,681,115

BANKS - 0.3%
21,772		Bank of the Ozarks, Inc	939,462
3,635		East West Bancorp, Inc	207,122
53,218		First Republic Bank	5,339,362
9,198		Pinnacle Financial Partners, Inc	587,752
13,225	*	Signature Bank	1,832,721
16,107	*	SVB Financial Group	2,874,133
23,972	*	Western Alliance Bancorp	1,207,709
		TOTAL BANKS	12,988,261

CAPITAL GOODS - 8.5%
246,417		3M Co	49,571,708
61,607		A.O. Smith Corp	3,299,055
12,644		Acuity Brands, Inc	2,562,307
3,175		Air Lease Corp	125,666
40,878		Allegion plc	3,320,929
57,146		Allison Transmission Holdings, Inc	2,160,119
15,789		Ametek, Inc	972,287
19,447	*	Armstrong World Industries, Inc	944,152
241,185		Boeing Co	58,477,715
40,109		BWX Technologies, Inc	2,112,942
218,351		Caterpillar, Inc	24,881,096
21,617		Cummins, Inc	3,629,494
134,920		Deere & Co	17,307,538
50,653		Donaldson Co, Inc	2,405,511
6,806		Dover Corp	571,704
39,050		Emerson Electric Co	2,327,771
50,307		Equifax, Inc	7,316,650
122,157		Fastenal Co	5,247,865
117,791		Fortive Corp	7,625,789
59,769		Fortune Brands Home & Security, Inc	3,925,030
19,564	*	Gardner Denver Holdings, Inc	449,189
45,060		General Dynamics Corp	8,846,630
636,061		General Electric Co	16,289,522
205

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

23,399		Graco, Inc	$2,715,220
86,159	*	HD Supply Holdings, Inc	2,799,306
10,145		HEICO Corp	815,354
19,947		HEICO Corp (Class A)	1,417,234
25,483		Hexcel Corp	1,303,965
188,546		Honeywell International, Inc	25,664,882
14,505		Hubbell, Inc	1,723,049
16,007		Huntington Ingalls	3,299,203
30,087		IDEX Corp	3,506,339
128,835		Illinois Tool Works, Inc	18,128,373
54,631		Ingersoll-Rand plc	4,800,972
15,212		Lennox International, Inc	2,601,252
24,869		Lincoln Electric Holdings, Inc	2,170,069
95,678		Lockheed Martin Corp	27,950,414
87,498		Masco Corp	3,336,299
23,924	*	Middleby Corp	3,126,388
7,825		MSC Industrial Direct Co (Class A)	557,218
24,456		Nordson Corp	3,105,912
68,413		Northrop Grumman Corp	18,001,513
48,185		Parker-Hannifin Corp	7,997,746
15,741	*	Quanta Services, Inc	530,944
45,825		Raytheon Co	7,871,360
54,739		Rockwell Automation, Inc	9,033,577
68,727		Rockwell Collins, Inc	7,321,487
40,312		Roper Industries, Inc	9,370,928
35,594	*	Sensata Technologies Holding BV	1,606,001
3,248		Snap-On, Inc	500,842
6,466		Stanley Works	909,702
44,924		Toro Co	3,193,647
20,489		TransDigm Group, Inc	5,780,766
35,773	*	United Rentals, Inc	4,255,556
43,873	*	Univar, Inc	1,361,818
20,992		W.W. Grainger, Inc	3,500,206
21,291	*	WABCO Holdings, Inc	2,929,003
11,698		Wabtec Corp	881,561
12,526		Watsco, Inc	1,888,545
56,142	*	Welbilt, Inc	1,094,208
38,718		Xylem, Inc	2,196,472
		TOTAL CAPITAL GOODS	423,618,000

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
36,698		Cintas Corp	4,948,726
16,265	*	Clean Harbors, Inc	923,852
84,280	*	Copart, Inc	2,653,977
6,549		Dun & Bradstreet Corp	725,367
94,508	*	IHS Markit Ltd	4,408,798
56,799		KAR Auction Services, Inc	2,387,830
52,416		Robert Half International, Inc	2,371,824
40,990		Rollins, Inc	1,779,376
52,896	*	TransUnion	2,424,224
63,778	*	Verisk Analytics, Inc	5,565,268
153,959		Waste Management, Inc	11,570,019
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	39,759,261
206

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.5%
30,560		Brunswick Corp	$1,730,002
19,892		Carter’s, Inc	1,725,233
19,698		Coach, Inc	928,564
78,888		DR Horton, Inc	2,815,513
153,232		Hanesbrands, Inc	3,512,078
36,443		Hasbro, Inc	3,858,585
45,317		Leggett & Platt, Inc	2,183,373
40,849	*	Lululemon Athletica, Inc	2,517,932
27,121		Mattel, Inc	542,962
5,982	*	Michael Kors Holdings Ltd	217,984
1,627	*	Mohawk Industries, Inc	405,107
561,845		Nike, Inc (Class B)	33,176,947
1,407	*	NVR, Inc	3,672,889
24,596	e	Polaris Industries, Inc	2,205,277
17,133		Pool Corp	1,852,420
35,203		Pulte Homes, Inc	859,657
23,482	*	Skechers U.S.A., Inc (Class A)	659,609
8,404	*,e	Tempur Sealy International, Inc	484,659
29,398		Toll Brothers, Inc	1,134,469
21,782		Tupperware Corp	1,322,385
58,022	*,e	Under Armour, Inc	1,050,778
56,482	*,e	Under Armour, Inc (Class A)	1,130,770
104,140		VF Corp	6,476,467
2,399		Whirlpool Corp	426,734
		TOTAL CONSUMER DURABLES & APPAREL	74,890,394

CONSUMER SERVICES - 3.5%
42,388		ARAMARK Holdings Corp	1,689,586
21,688	*	Bright Horizons Family Solutions	1,713,569
10,732	*	Chipotle Mexican Grill, Inc (Class A)	3,689,340
14,632		Choice Hotels International, Inc	945,959
52,591		Darden Restaurants, Inc	4,411,333
20,371		Domino’s Pizza, Inc	3,799,192
38,193		Dunkin Brands Group, Inc	2,025,375
38,614		Extended Stay America, Inc	763,399
13,287		H&R Block, Inc	405,253
26,004	*	Hilton Grand Vacations, Inc	955,907
71,421		Hilton Worldwide Holdings, Inc	4,465,955
153,009		Las Vegas Sands Corp	9,426,884
134,094		Marriott International, Inc (Class A)	13,971,254
346,216		McDonald’s Corp	53,711,950
15,638		MGM Resorts International	514,959
77,244		Service Corp International	2,682,684
55,604	*	ServiceMaster Global Holdings, Inc	2,444,352
29,515		Six Flags Entertainment Corp	1,678,518
599,783		Starbucks Corp	32,376,286
16,734		Vail Resorts, Inc	3,526,858
79,995		Wendy’s	1,235,123
43,124		Wyndham Worldwide Corp	4,500,852
34,010		Wynn Resorts Ltd	4,398,853
135,009	*	Yum China Holdings, Inc	4,831,972
207

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

147,855		Yum! Brands, Inc	$11,160,095
		TOTAL CONSUMER SERVICES	171,325,508

DIVERSIFIED FINANCIALS - 2.1%
57,950		Ameriprise Financial, Inc	8,395,796
28,181		BGC Partners, Inc (Class A)	355,362
12,067		Capital One Financial Corp	1,039,934
46,553		CBOE Holdings, Inc	4,400,655
400,814		Charles Schwab Corp	17,194,921
4,187	*,e	Credit Acceptance Corp	1,042,982
47,408		Eaton Vance Corp	2,327,259
16,468		Factset Research Systems, Inc	2,753,779
12,320		Federated Investors, Inc (Class B)	355,186
117,199		IntercontinentalExchange Group, Inc	7,818,345
26,135		Invesco Ltd	908,714
76,845		iShares Russell 1000 Growth Index Fund	9,352,037
46,313		Lazard Ltd (Class A)	2,163,280
8,258		Legg Mason, Inc	330,403
33,900		Leucadia National Corp	882,417
37,971		LPL Financial Holdings, Inc	1,737,553
15,625		MarketAxess Holdings, Inc	3,170,156
70,220		Moody’s Corp	9,243,059
7,796		Morningstar, Inc	643,716
37,771		MSCI, Inc (Class A)	4,115,150
13,834		Raymond James Financial, Inc	1,150,850
109,011		S&P Global, Inc	16,742,999
57,086		SEI Investments Co	3,225,930
8,532		State Street Corp	795,438
15,880		T Rowe Price Group, Inc	1,313,594
94,826		TD Ameritrade Holding Corp	4,336,393
4,389		Voya Financial, Inc	172,224
		TOTAL DIVERSIFIED FINANCIALS	105,968,132

ENERGY - 0.8%
48,348	*	Antero Resources Corp	996,936
9,294		Apache Corp	459,867
136,569		Cabot Oil & Gas Corp	3,396,471
56,991	*	Cheniere Energy, Inc	2,575,993
27,410	*,e	Chesapeake Energy Corp	135,954
36,588		Cimarex Energy Co	3,623,310
16,675	*	Continental Resources, Inc	557,445
17,342	*	Devon Energy Corp	577,662
9,227	*	Diamondback Energy, Inc	884,685
23,253		EOG Resources, Inc	2,212,290
6,967	*	Gulfport Energy Corp	87,923
246,588		Halliburton Co	10,465,195
72,508	*	Laredo Petroleum Holdings, Inc	939,704
85,205	*	Newfield Exploration Co	2,447,940
88,527		Oneok, Inc	5,007,972
64,505	*	Parsley Energy, Inc	1,888,706
37,403	*	Rice Energy, Inc	1,046,162
24,676	e	RPC, Inc	511,040
28,116	*	RSP Permian, Inc	966,066
208

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

50,091		Williams Cos, Inc	$1,591,892
		TOTAL ENERGY	40,373,213

FOOD & STAPLES RETAILING - 0.5%
207,390		Kroger Co	5,085,203
212,887	*	Rite Aid Corp	476,867
58,202	*	Sprouts Farmers Market, Inc	1,400,922
207,499		Sysco Corp	10,918,597
74,519		Walgreens Boots Alliance, Inc	6,011,448
20,742		Whole Foods Market, Inc	866,186
		TOTAL FOOD & STAPLES RETAILING	24,759,223

FOOD, BEVERAGE & TOBACCO - 5.5%
821,115		Altria Group, Inc	53,347,841
41,101	*	Blue Buffalo Pet Products, Inc	919,429
22,411		Brown-Forman Corp	1,155,063
71,334		Brown-Forman Corp (Class B)	3,523,900
48,700		Campbell Soup Co	2,572,821
1,221,364		Coca-Cola Co	55,987,326
68,421		Constellation Brands, Inc (Class A)	13,229,200
185,011		Costco Wholesale Corp	29,326,094
77,676		Dr Pepper Snapple Group, Inc	7,080,944
173,108		General Mills, Inc	9,635,191
52,909		Hershey Co	5,571,847
96,465		Kellogg Co	6,559,620
15,276		Lamb Weston Holdings, Inc	671,839
47,110		McCormick & Co, Inc	4,489,583
174,592	*	Monster Beverage Corp	9,209,728
528,078		PepsiCo, Inc	61,579,176
59,168		Philip Morris International, Inc	6,905,497
19,540		Pilgrim’s Pride Corp	474,627
6,787	*	TreeHouse Foods, Inc	575,741
		TOTAL FOOD, BEVERAGE & TOBACCO	272,815,467

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
17,209	*	Abiomed, Inc	2,548,481
44,189		Aetna Inc	6,818,805
33,675	*	Align Technology, Inc	5,631,470
65,933		AmerisourceBergen Corp	6,185,834
16,647	*	athenahealth, Inc	2,302,613
30,626		Bard (C.R.), Inc	9,818,696
19,315		Baxter International, Inc	1,168,171
94,826		Becton Dickinson & Co	19,097,956
582,270	*	Boston Scientific Corp	15,500,027
9,275	*	Centene Corp	736,621
121,257	*	Cerner Corp	7,805,313
92,089		Cigna Corp	15,982,967
15,863		Cooper Cos, Inc	3,868,510
36,548	*	DexCom, Inc	2,434,462
88,594	*	Edwards Lifesciences Corp	10,204,257
17,907	*	Express Scripts Holding Co	1,121,695
9,374	*	HCA Holdings, Inc	753,107
33,462	*	Henry Schein, Inc	6,097,111
209

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

25,540		Hill-Rom Holdings, Inc	$1,903,241
66,540	*	Hologic, Inc	2,941,733
57,486		Humana, Inc	13,290,763
36,929	*	Idexx Laboratories, Inc	6,147,201
15,488	*	Intuitive Surgical, Inc	14,531,771
3,317	*	LifePoint Hospitals, Inc	197,030
9,526		McKesson Corp	1,541,974
42,619		Medtronic plc	3,578,717
4,333		Patterson Cos, Inc	180,773
7,501	*	Premier, Inc	261,785
59,187		Resmed, Inc	4,564,501
144,575		Stryker Corp	21,266,983
3,158		Teleflex, Inc	654,401
406,662		UnitedHealth Group, Inc	78,001,838
39,066	*	Varian Medical Systems, Inc	3,794,090
33,356	*	VCA Antech, Inc	3,088,098
45,202	*	Veeva Systems, Inc	2,882,080
17,458	*	WellCare Health Plans, Inc	3,089,891
31,239		West Pharmaceutical Services, Inc	2,770,899
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	282,763,865

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
104,785		Church & Dwight Co, Inc	5,590,280
46,854		Clorox Co	6,254,540
57,873		Colgate-Palmolive Co	4,178,431
26,475		Energizer Holdings, Inc	1,219,703
93,026		Estee Lauder Cos (Class A)	9,208,644
29,237	*,e	Herbalife Ltd	1,944,553
128,027		Kimberly-Clark Corp	15,767,805
5,943		Nu Skin Enterprises, Inc (Class A)	376,548
55,104		Procter & Gamble Co	5,004,545
9,999		Spectrum Brands, Inc	1,154,285
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	50,699,334

INSURANCE - 1.2%
42,942		Allstate Corp	3,907,722
46,677		American International Group, Inc	3,055,010
110,804		Aon plc	15,309,789
6,952	*	Arch Capital Group Ltd	676,152
52,052		Arthur J. Gallagher & Co	3,060,137
8,749		Aspen Insurance Holdings Ltd	426,951
5,123		Assurant, Inc	539,298
7,975		Erie Indemnity Co (Class A)	1,016,493
217,443		Marsh & McLennan Cos, Inc	16,954,031
244,575		Progressive Corp	11,526,820
1,545		RenaissanceRe Holdings Ltd	226,976
34,936		XL Group Ltd	1,551,158
		TOTAL INSURANCE	58,250,537

MATERIALS - 3.8%
8,576		Albemarle Corp	993,101
6,145		Aptargroup, Inc	497,315
4,043		Ardagh Group S.A.	90,725
210

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

35,079		Avery Dennison Corp	$3,259,891
88,048	*	Axalta Coating Systems Ltd	2,773,512
81,092		Ball Corp	3,397,755
55,024	*	Berry Plastics Group, Inc	3,085,746
35,232		Celanese Corp (Series A)	3,388,261
78,772		Chemours Co	3,750,335
38,505	*	Crown Holdings, Inc	2,289,892
19,780		Eagle Materials, Inc	1,861,298
109,254		Ecolab, Inc	14,385,474
369,107		EI du Pont de Nemours & Co	30,344,286
56,673		FMC Corp	4,328,684
113,841	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,664,355
89,500		Graphic Packaging Holding Co	1,180,505
41,607		Huntsman Corp	1,107,578
33,287		International Flavors & Fragrances, Inc	4,433,163
158,240		International Paper Co	8,700,035
60,881		LyondellBasell Industries AF S.C.A	5,484,769
24,054		Martin Marietta Materials, Inc	5,446,547
185,953		Monsanto Co	21,723,029
2,968		NewMarket Corp	1,365,607
54,005	*	Owens-Illinois, Inc	1,290,720
39,567		Packaging Corp of America	4,331,795
44,182	*	Platform Specialty Products Corp	618,990
100,292		PPG Industries, Inc	10,555,733
106,371		Praxair, Inc	13,845,249
10,333		Royal Gold, Inc	895,458
50,636		RPM International, Inc	2,626,489
17,143		Scotts Miracle-Gro Co (Class A)	1,645,557
41,214		Sealed Air Corp	1,793,221
34,744		Sherwin-Williams Co	11,718,109
32,440		Silgan Holdings, Inc	982,932
30,413		Southern Copper Corp (NY)	1,196,447
12,746		Steel Dynamics, Inc	451,336
51,730		Vulcan Materials Co	6,368,998
7,396		Westlake Chemical Corp	520,383
29,087		WR Grace & Co	2,005,840
		TOTAL MATERIALS	186,399,120

MEDIA - 3.7%
23,248	*	AMC Networks, Inc	1,486,710
2,026		Cable One, Inc	1,539,557
150,985		CBS Corp (Class B)	9,939,343
56,552	*	Charter Communications, Inc	22,163,294
1,848,153		Comcast Corp (Class A)	74,757,789
72,010	*	DISH Network Corp (Class A)	4,610,800
139,483		Interpublic Group of Cos, Inc	3,014,228
13,961	*	Lions Gate Entertainment Corp (Class A)	410,453
27,053	*	Lions Gate Entertainment Corp (Class B)	744,228
55,567	*	Live Nation, Inc	2,070,982
673	*	Madison Square Garden Co	147,872
97,348		Omnicom Group, Inc	7,665,182
14,825		Regal Entertainment Group (Class A)	281,971
19,584		Scripps Networks Interactive (Class A)	1,711,837
211

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

581,977	e	Sirius XM Holdings, Inc	$3,410,385
22,079		Twenty-First Century Fox, Inc	642,499
9,262		Twenty-First Century Fox, Inc (Class B)	265,727
454,174		Walt Disney Co	49,927,348
		TOTAL MEDIA	184,790,205

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
676,835		AbbVie, Inc	47,317,535
41,885	*	Acadia Pharmaceuticals, Inc	1,246,916
33,637		Agilent Technologies, Inc	2,011,156
16,816	*	Agios Pharmaceuticals, Inc	940,687
35,186	*	Akorn, Inc	1,182,953
74,238	*	Alexion Pharmaceuticals, Inc	10,195,847
64,523	*	Alkermes plc	3,510,696
27,547	*	Alnylam Pharmaceuticals, Inc	2,279,239
90,214		Amgen, Inc	15,743,245
84,505	*	Biogen Idec, Inc	24,471,803
74,488	*	BioMarin Pharmaceutical, Inc	6,534,832
15,910		Bio-Techne Corp	1,844,128
44,878	*	Bioverativ, Inc	2,781,090
344,946		Bristol-Myers Squibb Co	19,627,427
16,012		Bruker BioSciences Corp	459,224
329,205	*	Celgene Corp	44,577,649
20,106	*	Charles River Laboratories International, Inc	1,974,409
415,185		Eli Lilly & Co	34,319,192
122,664	*	Exelixis, Inc	3,325,421
394,283		Gilead Sciences, Inc	30,000,994
61,749	*	Illumina, Inc	10,735,064
71,401	*	Incyte Corp	9,517,039
7,430	*,e	Intercept Pharmaceuticals, Inc	870,276
16,562	*,e	Intrexon Corp	357,574
52,070	*	Ionis Pharmaceuticals, Inc	2,728,468
175,032		Johnson & Johnson	23,230,247
64,092		Merck & Co, Inc	4,094,197
10,716	*	Mettler-Toledo International, Inc	6,141,125
37,426	*	Neurocrine Biosciences, Inc	1,797,571
16,115	*,e	Opko Health, Inc	103,942
15,459	*	Patheon NV	540,447
9,432		PerkinElmer, Inc	620,909
33,097		QIAGEN NV	1,086,906
35,376	*	Quintiles Transnational Holdings, Inc	3,203,297
33,223	*	Regeneron Pharmaceuticals, Inc	16,333,091
40,803	*	Seattle Genetics, Inc	2,060,552
15,834	*	TESARO, Inc	2,021,368
74,249		Thermo Fisher Scientific, Inc	13,032,927
105,057	*	Vertex Pharmaceuticals, Inc	15,949,754
32,260	*	Waters Corp	5,595,174
207,416		Zoetis, Inc	12,967,648
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	387,332,019

REAL ESTATE - 2.6%
178,991		American Tower Corp	24,401,843
10,059		Boston Properties, Inc	1,216,234
212

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

55,430	*	CBRE Group, Inc	$2,105,786
14,568		Coresite Realty	1,581,793
169,615		Crown Castle International Corp	17,059,877
51,166		CubeSmart	1,261,754
31,528		CyrusOne, Inc	1,882,537
47,410		Digital Realty Trust, Inc	5,468,269
50,489		Douglas Emmett, Inc	1,931,709
32,773		DuPont Fabros Technology, Inc	2,042,741
32,758		Equinix, Inc	14,765,013
34,585		Equity Lifestyle Properties, Inc	3,019,271
43,932		Extra Space Storage, Inc	3,492,594
12,022		Federal Realty Investment Trust	1,594,478
26,127		Gaming and Leisure Properties, Inc	991,258
8,102		Hudson Pacific Properties	265,097
97,650		Iron Mountain, Inc	3,557,390
31,720		Lamar Advertising Co	2,238,480
8,418		Outfront Media, Inc	192,520
62,978		Public Storage, Inc	12,946,388
50,778	*	SBA Communications Corp	6,984,514
119,408		Simon Property Group, Inc	18,926,168
2,589		Tanger Factory Outlet Centers, Inc	68,427
13,013		Taubman Centers, Inc	740,049
		TOTAL REAL ESTATE	128,734,190

RETAILING - 8.8%
7,882		Advance Auto Parts, Inc	882,863
168,729	*	Amazon.com, Inc	166,667,132
10,083	*	AutoZone, Inc	5,443,005
16,723	*	Burlington Stores, Inc	1,455,403
77,960	*	Carmax, Inc	5,164,850
29,545		Dick’s Sporting Goods, Inc	1,103,210
43,693		Dollar General Corp	3,283,966
91,844	*	Dollar Tree, Inc	6,620,116
51,302		Expedia, Inc	8,027,224
4,231	*	Floor & Decor Holdings, Inc	146,477
3,785		Foot Locker, Inc	178,614
7,164		Gap, Inc	170,718
22,439		Genuine Parts Co	1,905,744
510,523		Home Depot, Inc	76,374,241
16,580		L Brands, Inc	769,146
4,145	*	Liberty Expedia Holdings, Inc	236,472
98,125	*	Liberty Interactive Corp	2,349,113
18,087	*	LKQ Corp	625,087
364,784		Lowe’s Companies, Inc	28,234,281
39,860	*	Michaels Cos, Inc	802,780
173,938	*	NetFlix, Inc	31,597,577
49,158	e	Nordstrom, Inc	2,387,604
37,756	*	O’Reilly Automotive, Inc	7,713,551
20,827	*	Priceline.com, Inc	42,247,569
163,739		Ross Stores, Inc	9,058,041
20,069	*	Sally Beauty Holdings, Inc	405,996
273,448		TJX Companies, Inc	19,226,129
55,461		Tractor Supply Co	3,112,471
213

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

22,605	*	TripAdvisor, Inc	$882,047
24,979	*	Ulta Beauty, Inc	6,274,975
16,300	*	Wayfair, Inc	1,244,505
7,057		Williams-Sonoma, Inc	327,657
		TOTAL RETAILING	434,918,564

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
349,057	*	Advanced Micro Devices, Inc	4,750,666
153,352		Analog Devices, Inc	12,116,342
457,886		Applied Materials, Inc	20,288,929
169,217		Broadcom Ltd	41,739,065
28,167	*	Cavium, Inc	1,744,664
15,157		Cypress Semiconductor Corp	215,229
65,923		Kla-Tencor Corp	6,106,447
68,354		Lam Research Corp	10,899,729
119,150		Maxim Integrated Products, Inc	5,414,176
89,599		Microchip Technology, Inc	7,171,504
335,742	*	Micron Technology, Inc	9,441,065
38,773	*	Microsemi Corp	2,019,298
241,050		NVIDIA Corp	39,173,036
79,964	*	NXP Semiconductors NV	8,822,428
166,659	*	ON Semiconductor Corp	2,491,552
27,898	*	Qorvo, Inc	1,912,687
77,938		Skyworks Solutions, Inc	8,173,358
78,760		Teradyne, Inc	2,724,308
424,251		Texas Instruments, Inc	34,525,546
4,754		Versum Materials, Inc	167,626
99,640		Xilinx, Inc	6,303,226
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	226,200,881

SOFTWARE & SERVICES - 24.5%
263,569		Accenture plc	33,952,959
313,841		Activision Blizzard, Inc	19,389,097
209,322	*	Adobe Systems, Inc	30,663,580
20,563		Alliance Data Systems Corp	4,964,525
126,427	*	Alphabet, Inc (Class A)	119,536,728
128,428	*	Alphabet, Inc (Class C)	119,502,254
36,106	*	Ansys, Inc	4,677,532
30,284	*	Atlassian Corp plc	1,084,773
71,805	*	Autodesk, Inc	7,955,276
189,892		Automatic Data Processing, Inc	22,580,058
11,892	*	Black Knight Financial Services, Inc	505,410
58,879		Booz Allen Hamilton Holding Co	2,019,550
50,293		Broadridge Financial Solutions, Inc	3,815,227
117,779	*	Cadence Design Systems, Inc	4,346,045
57,231		CDK Global, Inc	3,764,655
64,041	*	Citrix Systems, Inc	5,057,958
248,084		Cognizant Technology Solutions Corp (Class A)	17,197,183
13,319	*	CoStar Group, Inc	3,670,050
69,429		CSRA, Inc	2,264,080
86,902	*	Dell Technologies, Inc-VMware Inc	5,585,192
3,396		DST Systems, Inc	186,440
119,962		DXC Technology Co	9,402,622
214

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

127,136	*	Electronic Arts, Inc	$14,841,857
21,604	*	Euronet Worldwide, Inc	2,087,162
991,291	*	Facebook, Inc	167,776,002
79,128		Fidelity National Information Services, Inc	7,218,056
21,847	*	First American Corp	995,131
157,651	*	First Data Corp	2,941,768
90,282	*	Fiserv, Inc	11,601,237
38,812	*	FleetCor Technologies, Inc	5,901,753
63,036	*	Fortinet, Inc	2,326,659
37,157	*	Gartner, Inc	4,767,986
57,939		Genpact Ltd	1,680,231
64,135		Global Payments, Inc	6,052,420
32,479	*	GoDaddy, Inc	1,395,947
12,770	*	Guidewire Software, Inc	921,483
29,932	*	IAC/InterActiveCorp	3,131,785
250,925		International Business Machines Corp	36,301,320
103,528		Intuit, Inc	14,205,077
32,951		Jack Henry & Associates, Inc	3,536,301
13,405		LogMeIn, Inc	1,561,012
29,767	*	Manhattan Associates, Inc	1,315,701
400,274		MasterCard, Inc (Class A)	51,155,017
16,382	*,e	Match Group, Inc	298,971
3,185,313		Microsoft Corp	231,572,255
98,612		Oracle Corp	4,923,697
99,925	*,e	Pandora Media, Inc	894,329
135,915		Paychex, Inc	7,862,683
480,390	*	PayPal Holdings, Inc	28,126,835
48,626	*	PTC, Inc	2,683,669
74,897	*	Red Hat, Inc	7,405,066
69,266		Sabre Corp	1,532,857
287,434	*	salesforce.com, Inc	26,099,007
70,412	*	ServiceNow, Inc	7,777,005
57,629	*	Splunk, Inc	3,458,316
93,626	*	Square, Inc	2,467,045
67,726		SS&C Technologies Holdings, Inc	2,625,060
260,039		Symantec Corp	8,058,609
5,566	*	Synopsys, Inc	426,189
25,643	*	Tableau Software, Inc	1,652,691
42,019	*	Take-Two Interactive Software, Inc	3,339,670
75,263		Total System Services, Inc	4,776,190
18,068	*	Twitter, Inc	290,714
14,744	*	Tyler Technologies, Inc	2,533,167
12,164	*	Ultimate Software Group, Inc	2,745,536
66,601	*	Vantiv, Inc	4,232,494
37,348	*	VeriSign, Inc	3,778,497
784,972		Visa, Inc (Class A)	78,151,812
30,414	*,e	VMware, Inc (Class A)	2,819,682
200,509		Western Union Co	3,960,053
13,511	*	WEX, Inc	1,468,375
55,069	*	Workday, Inc	5,623,096
16,199	*	Zillow Group, Inc	735,921
30,150	*	Zillow Group, Inc (Class C)	1,361,574
		TOTAL SOFTWARE & SERVICES	1,217,516,164
215

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
126,181		Amphenol Corp (Class A)	$9,667,988
2,215,719	d	Apple, Inc	329,543,887
22,533	*	Arista Networks, Inc	3,363,952
65,121		CDW Corp	4,130,625
35,108		Cognex Corp	3,337,367
10,385	*	Coherent, Inc	2,752,025
40,806	*	CommScope Holding Co, Inc	1,500,845
20,246		Corning, Inc	589,968
27,573	*	F5 Networks, Inc	3,329,440
31,512		Flir Systems, Inc	1,176,028
12,720		Harris Corp	1,456,058
15,403	*	IPG Photonics Corp	2,351,114
6,955		Motorola, Inc	630,679
36,174		National Instruments Corp	1,488,198
50,845	*	NCR Corp	1,924,483
98,754		NetApp, Inc	4,287,899
37,726	*	Palo Alto Networks, Inc	4,971,532
84,521	*	Trimble Navigation Ltd	3,163,621
17,542		Universal Display Corp	2,115,565
18,005		Western Digital Corp	1,532,586
22,149	*	Zebra Technologies Corp (Class A)	2,252,996
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	385,566,856

TELECOMMUNICATION SERVICES - 1.0%
77,005	*	T-Mobile US, Inc	4,748,128
868,144		Verizon Communications, Inc	42,018,170
79,549	*	Zayo Group Holdings, Inc	2,608,412
		TOTAL TELECOMMUNICATION SERVICES	49,374,710

TRANSPORTATION - 2.8%
41,810		Alaska Air Group, Inc	3,563,466
81,595		American Airlines Group, Inc	4,115,652
59,926		CH Robinson Worldwide, Inc	3,931,145
957		Copa Holdings S.A. (Class A)	120,065
335,038		CSX Corp	16,530,775
53,644		Expeditors International of Washington, Inc	3,158,559
104,979		FedEx Corp	21,838,781
36,642		J.B. Hunt Transport Services, Inc	3,323,796
17,971		Landstar System, Inc	1,494,289
16,080		Old Dominion Freight Line	1,542,233
238,018		Southwest Airlines Co	13,212,379
311,053		Union Pacific Corp	32,026,017
293,246		United Parcel Service, Inc (Class B)	32,342,101
34,835	*	XPO Logistics, Inc	2,093,932
		TOTAL TRANSPORTATION	139,293,190
UTILITIES - 0.0%
27,389		NRG Energy, Inc	674,318
		TOTAL UTILITIES	674,318

		TOTAL COMMON STOCKS	4,938,692,527
		(Cost $3,530,068,923)
216

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.4%
$23,450,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	$23,450,000
		TOTAL GOVERNMENT AGENCY DEBT			23,450,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
18,496,253	c	State Street Navigator Securities Lending Government Money Market Portfolio			18,496,253
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			18,496,253

		TOTAL SHORT-TERM INVESTMENTS			41,946,253
		(Cost $41,946,253)
		TOTAL INVESTMENTS - 100.4%			4,980,638,780
		(Cost $3,572,015,176)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(21,026,535)
		NET ASSETS - 100.0%			$4,959,612,245

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,950,834.
217

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
52,260		Adient plc	$3,421,462
104,810		BorgWarner, Inc	4,898,820
2,155,183		Ford Motor Co	24,181,153
758,486		General Motors Co	27,290,326
56,411		Gentex Corp	960,115
139,045		Goodyear Tire & Rubber Co	4,381,308
25,808		Harley-Davidson, Inc	1,256,075
6,655		Lear Corp	986,205
		TOTAL AUTOMOBILES & COMPONENTS	67,375,464

BANKS - 12.1%
84,501		Associated Banc-Corp	2,023,799
5,512,433		Bank of America Corp	132,959,884
22,974		Bank of Hawaii Corp	1,922,235
34,359		Bank of the Ozarks, Inc	1,482,591
57,960		BankUnited	1,994,983
448,438		BB&T Corp	21,220,086
13,640		BOK Financial Corp	1,160,355
111,637		CIT Group, Inc	5,319,503
1,524,175		Citigroup, Inc	104,329,779
280,282		Citizens Financial Group, Inc	9,832,293
97,520		Comerica, Inc	7,051,671
48,683		Commerce Bancshares, Inc	2,825,561
31,430		Cullen/Frost Bankers, Inc	2,853,215
74,547		East West Bancorp, Inc	4,247,688
413,585		Fifth Third Bancorp	11,042,720
28,963		First Hawaiian, Inc	854,409
127,754		First Horizon National Corp	2,226,752
17,068		First Republic Bank	1,712,432
178,270		FNB Corp	2,442,299
594,732		Huntington Bancshares, Inc	7,880,199
1,959,267		JPMorgan Chase & Co	179,860,710
601,211		Keycorp	10,845,846
79,655		M&T Bank Corp	12,995,713
260,467		New York Community Bancorp, Inc	3,419,932
67,321		PacWest Bancorp	3,232,754
192,858		People’s United Financial, Inc	3,363,444
27,798		Pinnacle Financial Partners, Inc	1,776,292
267,002		PNC Financial Services Group, Inc	34,389,858
55,532		Popular, Inc	2,340,119
36,579		Prosperity Bancshares, Inc	2,344,714
664,741		Regions Financial Corp	9,705,219
12,191	*	Signature Bank	1,689,429
267,375		SunTrust Banks, Inc	15,317,914
218

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,804	*	SVB Financial Group	$1,392,546
68,305		Synovus Financial Corp	2,969,901
88,204		TCF Financial Corp	1,390,095
28,690		TFS Financial Corp	458,466
877,553		US Bancorp	46,317,247
50,588		Webster Financial Corp	2,627,035
2,488,710		Wells Fargo & Co	134,241,017
23,674	*	Western Alliance Bancorp	1,192,696
110,589		Zions Bancorporation	5,011,893
		TOTAL BANKS	802,265,294

CAPITAL GOODS - 6.5%
7,546		Acuity Brands, Inc	1,529,197
85,403	*	Aecom Technology Corp	2,724,356
36,771		AGCO Corp	2,652,660
50,264		Air Lease Corp	1,989,449
104,511		Ametek, Inc	6,435,787
216,335		Arconic, Inc	5,362,945
35,686		Carlisle Cos, Inc	3,482,597
29,129		Caterpillar, Inc	3,319,250
48,958	*	Colfax Corp	2,020,986
27,200		Crane Co	2,053,600
59,797		Cummins, Inc	10,039,916
5,687		Donaldson Co, Inc	270,076
75,831		Dover Corp	6,369,804
247,270		Eaton Corp	19,348,878
305,248		Emerson Electric Co	18,195,833
72,094		Flowserve Corp	2,965,226
76,732		Fluor Corp	3,332,471
16,449		Fortive Corp	1,064,908
5,754		Fortune Brands Home & Security, Inc	377,865
85,276		General Dynamics Corp	16,742,237
3,978,606		General Electric Co	101,892,100
16,397		Hexcel Corp	839,034
175,329		Honeywell International, Inc	23,865,783
10,661		Hubbell, Inc	1,266,420
4,159		Huntington Ingalls	857,211
2,890		IDEX Corp	336,801
70,681		Ingersoll-Rand plc	6,211,446
48,397		ITT, Inc	1,984,277
67,023		Jacobs Engineering Group, Inc	3,533,453
518,064		Johnson Controls International plc	20,178,593
42,860		L3 Technologies, Inc	7,499,214
1,449		Lennox International, Inc	247,779
14,054		Lockheed Martin Corp	4,105,595
61,047		Masco Corp	2,327,722
14,527		MSC Industrial Direct Co (Class A)	1,034,468
32,067		Orbital ATK, Inc	3,276,606
41,387		Oshkosh Truck Corp	2,849,909
61,077		Owens Corning, Inc	4,095,213
189,360		PACCAR, Inc	12,961,692
9,751		Parker-Hannifin Corp	1,618,471
91,543		Pentair plc	5,773,617
219

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

60,890	*	Quanta Services, Inc	$2,053,820
101,433		Raytheon Co	17,423,146
24,316		Regal-Beloit Corp	2,026,739
3,181		Roper Industries, Inc	739,455
45,522	*	Sensata Technologies Holding BV	2,053,953
27,411		Snap-On, Inc	4,226,776
65,836		Spirit Aerosystems Holdings, Inc (Class A)	3,978,469
75,431		Stanley Works	10,612,387
18,998	*	Teledyne Technologies, Inc	2,590,187
50,017		Terex Corp	1,969,169
148,645		Textron, Inc	7,302,929
37,685		Timken Co	1,714,668
82,848		Trinity Industries, Inc	2,270,864
413,704		United Technologies Corp	49,052,883
49,945	*	USG Corp	1,350,513
12,659		Valmont Industries, Inc	1,933,029
1,670		W.W. Grainger, Inc	278,456
32,195		Wabtec Corp	2,426,215
27,332	*	WESCO International, Inc	1,400,765
46,801		Xylem, Inc	2,655,021
		TOTAL CAPITAL GOODS	435,092,889

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
8,443	*	Clean Harbors, Inc	479,562
12,330		Dun & Bradstreet Corp	1,365,671
91,946	*	IHS Markit Ltd	4,289,281
36,958		Manpower, Inc	3,960,050
197,516		Nielsen NV	8,495,163
101,286		Pitney Bowes, Inc	1,594,242
128,156		Republic Services, Inc	8,230,178
45,026	*	Stericycle, Inc	3,470,604
42,423		Waste Management, Inc	3,188,088
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	35,072,839

CONSUMER DURABLES & APPAREL - 1.1%
9,155		Brunswick Corp	518,265
39,054		CalAtlantic Group, Inc	1,370,795
128,941		Coach, Inc	6,078,279
85,013		DR Horton, Inc	3,034,114
67,795	*	Garmin Ltd	3,402,631
15,282		Hasbro, Inc	1,618,058
14,073		Leggett & Platt, Inc	678,037
5,279		Lennar Corp (B Shares)	234,757
109,864		Lennar Corp (Class A)	5,761,268
152,952		Mattel, Inc	3,062,099
78,667	*	Michael Kors Holdings Ltd	2,866,626
32,108	*	Mohawk Industries, Inc	7,994,571
265,261		Newell Rubbermaid, Inc	13,984,560
116,693		Pulte Homes, Inc	2,849,643
42,932		PVH Corp	5,121,358
30,512		Ralph Lauren Corp	2,308,233
41,624	*	Skechers U.S.A., Inc (Class A)	1,169,218
16,078	*,e	Tempur Sealy International, Inc	927,218
220

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

44,787		Toll Brothers, Inc	$1,728,330
29,083	*,e	Under Armour, Inc	526,693
28,568	*,e	Under Armour, Inc (Class A)	571,931
46,884		VF Corp	2,915,716
36,796		Whirlpool Corp	6,545,273
		TOTAL CONSUMER DURABLES & APPAREL	75,267,673

CONSUMER SERVICES - 0.8%
77,242		ARAMARK Holdings Corp	3,078,866
225,052		Carnival Corp	15,028,973
39,599		Extended Stay America, Inc	782,872
2,403		Graham Holdings Co	1,423,537
96,636		H&R Block, Inc	2,947,398
12,783		Hilton Worldwide Holdings, Inc	799,321
17,990	*	Hyatt Hotels Corp	999,704
60,908		International Game Technology plc	1,159,689
259,915		MGM Resorts International	8,559,001
88,641	*	Norwegian Cruise Line Holdings Ltd	4,881,460
94,876		Royal Caribbean Cruises Ltd	10,727,629
28,228	*	Yum China Holdings, Inc	1,010,280
		TOTAL CONSUMER SERVICES	51,398,730

DIVERSIFIED FINANCIALS - 6.1%
31,090		Affiliated Managers Group, Inc	5,777,455
197,256		AGNC Investment Corp	4,177,882
253,467		Ally Financial, Inc	5,738,493
411,650		American Express Co	35,084,929
8,284		Ameriprise Financial, Inc	1,200,186
564,225		Annaly Capital Management, Inc	6,787,627
557,622		Bank of New York Mellon Corp	29,570,695
94,499		BGC Partners, Inc (Class A)	1,191,632
68,769		BlackRock, Inc	29,332,042
249,359		Capital One Financial Corp	21,489,759
132,600		Charles Schwab Corp	5,688,540
103,100		Chimera Investment Corp	1,940,342
187,493		CME Group, Inc	22,990,392
593	*	Credit Acceptance Corp	147,716
210,655		Discover Financial Services	12,837,316
152,413	*	E*TRADE Financial Corp	6,248,933
40,163		Federated Investors, Inc (Class B)	1,157,899
185,835		Franklin Resources, Inc	8,321,691
202,994		Goldman Sachs Group, Inc	45,740,638
36,279		Interactive Brokers Group, Inc (Class A)	1,452,974
169,152		IntercontinentalExchange Group, Inc	11,284,130
189,309		Invesco Ltd	6,582,274
142,546		iShares Russell 1000 Value Index Fund	16,706,391
6,589		Lazard Ltd (Class A)	307,772
36,796		Legg Mason, Inc	1,472,208
134,505		Leucadia National Corp	3,501,165
216,062		MFA Mortgage Investments, Inc	1,834,366
730,244		Morgan Stanley	34,248,444
1,469		Morningstar, Inc	121,295
63,919		NASDAQ OMX Group, Inc	4,753,656
221

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

155,906		Navient Corp	$2,299,613
169,515		New Residential Investment Corp	2,881,755
115,447		Northern Trust Corp	10,102,767
29,775	*	OneMain Holdings, Inc	796,183
52,595		Raymond James Financial, Inc	4,375,378
82,997	*	Santander Consumer USA Holdings, Inc	1,063,192
237,588	*	SLM Corp	2,632,475
143,820		Starwood Property Trust, Inc	3,169,793
195,981		State Street Corp	18,271,309
448,220		Synchrony Financial	13,590,030
110,132		T Rowe Price Group, Inc	9,110,119
16,208		TD Ameritrade Holding Corp	741,192
188,576		Two Harbors Investment Corp	1,865,017
97,136		Voya Financial, Inc	3,811,617
		TOTAL DIVERSIFIED FINANCIALS	402,399,282

ENERGY - 10.6%
309,693		Anadarko Petroleum Corp	14,143,679
84,800	*	Andeavor	8,440,144
65,151	*	Antero Resources Corp	1,343,414
199,374		Apache Corp	9,865,026
236,262		Baker Hughes a GE Co	8,715,705
75,302		Cabot Oil & Gas Corp	1,872,761
62,162	*,e	Centennial Resource Development, Inc	1,043,078
38,850	*	Cheniere Energy, Inc	1,756,020
465,611	*,e	Chesapeake Energy Corp	2,309,431
1,046,077		Chevron Corp	114,221,148
3,556		Cimarex Energy Co	352,151
81,230	*	Concho Resources, Inc	10,581,020
685,038		ConocoPhillips	31,080,174
126,028	*	Consol Energy, Inc	2,112,229
27,556	*	Continental Resources, Inc	921,197
268,620	*	Devon Energy Corp	8,947,732
41,838	*	Diamondback Energy, Inc	4,011,427
53,613	*	Energen Corp	2,856,501
289,081		EOG Resources, Inc	27,503,166
95,682		EQT Corp	6,094,943
67,911	*,e	Extraction Oil & Gas, Inc	827,156
2,346,955		Exxon Mobil Corp	187,850,278
80,351	*	Gulfport Energy Corp	1,014,030
155,212		Halliburton Co	6,587,197
58,412	e	Helmerich & Payne, Inc	2,956,815
156,529		Hess Corp	6,971,802
97,836		HollyFrontier Corp	2,821,590
1,068,285		Kinder Morgan, Inc	21,825,063
108,450	*	Kosmos Energy LLC	715,770
469,293		Marathon Oil Corp	5,739,453
284,305		Marathon Petroleum Corp	15,918,237
90,320		Murphy Oil Corp	2,400,706
154,622		Nabors Industries Ltd	1,192,136
210,687		National Oilwell Varco, Inc	6,891,572
265,365		Noble Energy, Inc	7,671,702
420,963		Occidental Petroleum Corp	26,070,239
222

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

54,733		Oceaneering International, Inc	$1,403,901
44,049	*	Parsley Energy, Inc	1,289,755
116,241		Patterson-UTI Energy, Inc	2,248,101
60,412	e	PBF Energy, Inc	1,375,581
242,133		Phillips 66	20,278,639
93,416		Pioneer Natural Resources Co	15,236,150
134,940	*	Questar Market Resources, Inc	1,156,436
126,989		Range Resources Corp	2,680,738
45,762	*	Rice Energy, Inc	1,279,963
3,294	e	RPC, Inc	68,219
36,537	*	RSP Permian, Inc	1,255,411
769,098		Schlumberger Ltd	52,760,123
62,196		SM Energy Co	1,081,588
280,085	*	Southwestern Energy Co	1,596,484
107,642		Targa Resources Investments, Inc	4,995,665
217,101	*	Transocean Ltd (NYSE)	1,877,924
247,028		Valero Energy Corp	17,037,521
493,062	*	Weatherford International Ltd	2,199,057
201,081	*	Whiting Petroleum Corp	1,055,675
390,267		Williams Cos, Inc	12,402,685
36,986		World Fuel Services Corp	1,196,127
220,157	*	WPX Energy, Inc	2,373,292
		TOTAL ENERGY	702,473,727

FOOD & STAPLES RETAILING - 2.4%
21,255		Casey’s General Stores, Inc	2,268,971
563,444		CVS Health Corp	45,036,079
230,894		Kroger Co	5,661,521
316,436	*	Rite Aid Corp	708,817
74,122	*	US Foods Holding Corp	2,086,534
421,345		Walgreens Boots Alliance, Inc	33,989,901
807,778		Wal-Mart Stores, Inc	64,614,162
148,555		Whole Foods Market, Inc	6,203,657
		TOTAL FOOD & STAPLES RETAILING	160,569,642

FOOD, BEVERAGE & TOBACCO - 4.2%
307,889		Archer Daniels Midland Co	12,986,758
1,668		Brown-Forman Corp	85,969
5,514		Brown-Forman Corp (Class B)	272,392
77,467		Bunge Ltd	6,072,638
33,556		Campbell Soup Co	1,772,763
536,067		Coca-Cola Co	24,573,311
223,948		ConAgra Foods, Inc	7,667,980
97,549		Flowers Foods, Inc	1,715,887
90,940		General Mills, Inc	5,061,720
55,842	*	Hain Celestial Group, Inc	2,496,696
7,900		Hershey Co	831,949
149,776		Hormel Foods Corp	5,117,846
39,692		Ingredion, Inc	4,894,817
62,318		J.M. Smucker Co	7,596,564
10,394		Kellogg Co	706,792
332,409		Kraft Heinz Co	29,072,491
62,134		Lamb Weston Holdings, Inc	2,732,653
223

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

94,805		Molson Coors Brewing Co (Class B)	$8,435,749
813,427		Mondelez International, Inc	35,807,057
103,099		PepsiCo, Inc	12,022,374
782,647		Philip Morris International, Inc	91,342,731
3,651		Pilgrim’s Pride Corp	88,683
65,428		Pinnacle Foods, Inc	3,885,115
36,090	*	Post Holdings, Inc	3,002,688
142		Seaboard Corp	607,050
21,179	*	TreeHouse Foods, Inc	1,796,615
153,908		Tyson Foods, Inc (Class A)	9,751,611
		TOTAL FOOD, BEVERAGE & TOBACCO	280,398,899

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
935,515		Abbott Laboratories	46,008,628
43,428	*,e	Acadia Healthcare Co, Inc	2,298,644
121,604		Aetna Inc	18,764,713
47,488	*	Alere, Inc	2,392,920
146,752		Anthem, Inc	27,326,690
249,340		Baxter International, Inc	15,080,083
103,555	*	Brookdale Senior Living, Inc	1,470,481
174,845		Cardinal Health, Inc	13,508,525
82,339	*	Centene Corp	6,539,363
17,721		Cigna Corp	3,075,657
5,994		Cooper Cos, Inc	1,461,757
338,996		Danaher Corp	27,624,784
85,742	*	DaVita, Inc	5,554,367
124,770		Dentsply Sirona, Inc	7,739,483
64,312	*	Envision Healthcare Corp	3,629,126
310,689	*	Express Scripts Holding Co	19,461,559
151,488	*	HCA Holdings, Inc	12,170,546
2,403		Hill-Rom Holdings, Inc	179,072
65,680	*	Hologic, Inc	2,903,713
4,647		Humana, Inc	1,074,386
56,279	*	Laboratory Corp of America Holdings	8,943,296
17,106	*	LifePoint Hospitals, Inc	1,016,096
105,047		McKesson Corp	17,003,958
50,219	*	MEDNAX, Inc	2,359,289
704,212		Medtronic plc	59,132,682
41,261		Patterson Cos, Inc	1,721,409
20,706	*	Premier, Inc	722,639
75,087		Quest Diagnostics, Inc	8,132,673
46,890		STERIS plc	3,837,946
20,801		Teleflex, Inc	4,310,383
48,160		Universal Health Services, Inc (Class B)	5,337,573
2,058	*	WellCare Health Plans, Inc	364,245
111,580		Zimmer Holdings, Inc	13,536,886
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	344,683,572

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
10,388		Clorox Co	1,386,694
400,958		Colgate-Palmolive Co	28,949,168
260,975		Coty, Inc	5,344,768
31,408	*	Edgewell Personal Care Co	2,267,658
224

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

29,431		Kimberly-Clark Corp	$3,624,722
20,997		Nu Skin Enterprises, Inc (Class A)	1,330,370
1,344,469		Procter & Gamble Co	122,104,674
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	165,008,054

INSURANCE - 7.6%
215,077		Aflac, Inc	17,152,391
8,259	*	Alleghany Corp	5,065,575
145,670		Allstate Corp	13,255,970
38,289		American Financial Group, Inc	3,882,505
448,641		American International Group, Inc	29,363,553
4,164		American National Insurance Co	495,516
54,316	*	Arch Capital Group Ltd	5,282,774
30,389		Arthur J. Gallagher & Co	1,786,569
22,185		Aspen Insurance Holdings Ltd	1,082,628
23,976		Assurant, Inc	2,523,954
66,129		Assured Guaranty Ltd	2,976,466
24,271	*	Athene Holding Ltd	1,226,414
47,054		Axis Capital Holdings Ltd	3,038,747
1,065,774	*	Berkshire Hathaway, Inc (Class B)	186,478,477
64,104		Brown & Brown, Inc	2,859,038
257,897		Chubb Ltd	37,771,595
85,360		Cincinnati Financial Corp	6,501,018
15,353		CNA Financial Corp	797,588
3,578		Erie Indemnity Co (Class A)	456,052
22,615		Everest Re Group Ltd	5,933,950
58,535		First American Financial Corp	2,833,679
144,658		FNF Group	7,067,990
23,116		Hanover Insurance Group, Inc	2,192,784
200,536		Hartford Financial Services Group, Inc	11,029,480
123,936		Lincoln National Corp	9,054,764
154,188		Loews Corp	7,505,872
7,552	*	Markel Corp	8,092,044
14,874		Mercury General Corp	890,804
506,470		Metlife, Inc	27,855,850
132,754		Old Republic International Corp	2,604,633
147,310		Principal Financial Group	9,832,943
28,573		ProAssurance Corp	1,765,811
237,260		Prudential Financial, Inc	26,864,950
35,863		Reinsurance Group of America, Inc (Class A)	5,027,993
20,993		RenaissanceRe Holdings Ltd	3,084,082
64,594		Torchmark Corp	5,100,988
155,040		Travelers Cos, Inc	19,859,074
126,711		UnumProvident Corp	6,352,022
42,091		Validus Holdings Ltd	2,264,075
53,388		W.R. Berkley Corp	3,682,170
2,367		White Mountains Insurance Group Ltd	2,046,508
69,946		Willis Towers Watson plc	10,413,560
94,888		XL Group Ltd	4,213,027
		TOTAL INSURANCE	507,565,883

MATERIALS - 2.8%
118,399		Air Products & Chemicals, Inc	16,830,418
225

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

49,409		Albemarle Corp	$5,721,562
102,670		Alcoa Corp	3,737,188
25,822		Aptargroup, Inc	2,089,774
5,959		Ardagh Group S.A.	133,720
34,244		Ashland Global Holdings, Inc	2,224,833
2,613		Avery Dennison Corp	242,826
84,383		Ball Corp	3,535,648
49,842		Bemis Co, Inc	2,111,806
33,365		Cabot Corp	1,812,720
30,646		Celanese Corp (Series A)	2,947,226
129,251		CF Industries Holdings, Inc	3,793,517
21,694	*	Crown Holdings, Inc	1,290,142
33,932		Domtar Corp	1,325,384
676,927		Dow Chemical Co	43,485,791
80,482		Eastman Chemical Co	6,692,883
600,434	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	8,778,345
50,228		Graphic Packaging Holding Co	662,507
57,689		Huntsman Corp	1,535,681
20,468		International Paper Co	1,125,331
102,747		LyondellBasell Industries AF S.C.A	9,256,477
3,230		Martin Marietta Materials, Inc	731,369
193,833		Mosaic Co	4,679,129
346		NewMarket Corp	159,198
295,231		Newmont Mining Corp	10,973,736
175,893		Nucor Corp	10,143,749
91,034		Olin Corp	2,683,682
20,430	*	Owens-Illinois, Inc	488,277
67,727	*	Platform Specialty Products Corp	948,855
9,772		PPG Industries, Inc	1,028,503
19,913		Praxair, Inc	2,591,876
38,612		Reliance Steel & Aluminum Co	2,793,964
22,673		Royal Gold, Inc	1,964,842
6,041		RPM International, Inc	313,347
2,105		Scotts Miracle-Gro Co (Class A)	202,059
51,922		Sealed Air Corp	2,259,126
55,407		Sonoco Products Co	2,686,131
4,813		Southern Copper Corp (NY)	189,343
112,154		Steel Dynamics, Inc	3,971,373
169,785		Tahoe Resources, Inc	928,724
96,350	e	United States Steel Corp	2,263,262
111,831		Valvoline, Inc	2,535,209
4,954		Vulcan Materials Co	609,937
9,660		Westlake Chemical Corp	679,678
137,130		WestRock Co	7,874,005
		TOTAL MATERIALS	183,033,153

MEDIA - 2.5%
35,663	*	Charter Communications, Inc	13,976,686
58,641		Cinemark Holdings, Inc	2,281,135
195,560		Comcast Corp (Class A)	7,910,402
83,728	*	Discovery Communications, Inc (Class A)	2,059,709
115,464	*	Discovery Communications, Inc (Class C)	2,670,682
28,005	*	DISH Network Corp (Class A)	1,793,160
226

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

32,412		Interpublic Group of Cos, Inc	$700,423
24,111		John Wiley & Sons, Inc (Class A)	1,332,133
13,981	*	Liberty Broadband Corp (Class A)	1,383,001
58,004	*	Liberty Broadband Corp (Class C)	5,752,837
14,242	*,e	Liberty Media Group (Class A)	480,668
65,500	*	Liberty Media Group (Class C)	2,303,635
49,082	*	Liberty SiriusXM Group (Class A)	2,264,153
98,836	*	Liberty SiriusXM Group (Class C)	4,546,456
10,231	*	Lions Gate Entertainment Corp (Class A)	300,791
19,089	*	Lions Gate Entertainment Corp (Class B)	525,138
9,186	*	Madison Square Garden Co	2,018,348
210,400		News Corp	3,010,824
66,212		News Corp (Class B)	973,316
46,694		Regal Entertainment Group (Class A)	888,120
21,167		Scripps Networks Interactive (Class A)	1,850,207
46,772	e	Sirius XM Holdings, Inc	274,084
120,203		TEGNA, Inc	1,782,610
430,109		Time Warner, Inc	44,051,764
40,371		Tribune Co	1,701,638
547,083		Twenty-First Century Fox, Inc	15,920,115
230,916		Twenty-First Century Fox, Inc (Class B)	6,624,980
5,513	e	Viacom, Inc	223,277
194,502		Viacom, Inc (Class B)	6,792,010
274,565		Walt Disney Co	30,182,930
		TOTAL MEDIA	166,575,232

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
135,232		Agilent Technologies, Inc	8,085,521
1,720	*	Agios Pharmaceuticals, Inc	96,217
2,522	*	Akorn, Inc	84,790
23,230	*	Alexion Pharmaceuticals, Inc	3,190,408
185,823		Allergan plc	46,888,718
5,648	*	Alnylam Pharmaceuticals, Inc	467,316
290,385		Amgen, Inc	50,675,086
6,945	*	Biogen Idec, Inc	2,011,203
11,419	*	Bio-Rad Laboratories, Inc (Class A)	2,690,659
463,121		Bristol-Myers Squibb Co	26,351,585
36,937		Bruker BioSciences Corp	1,059,353
122,674	*	Endo International plc	1,351,867
205,571		Gilead Sciences, Inc	15,641,897
8,942	*,e	Intrexon Corp	193,058
1,265,496		Johnson & Johnson	167,956,629
35,724	*,e	Juno Therapeutics, Inc	1,015,633
54,695	*	Mallinckrodt plc	2,505,031
1,433,891		Merck & Co, Inc	91,596,957
294,749	*	Mylan NV	11,492,264
160,345	*,e	Opko Health, Inc	1,034,225
48,429		PerkinElmer, Inc	3,188,081
70,124		Perrigo Co plc	5,253,690
3,277,859		Pfizer, Inc	108,693,804
85,006		QIAGEN NV	2,791,597
23,745	*	Quintiles Transnational Holdings, Inc	2,150,110
118,549		Thermo Fisher Scientific, Inc	20,808,906
227

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

24,518	*	United Therapeutics Corp	$3,148,111
46,608	*	VWR Corp	1,538,064
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	581,960,780

REAL ESTATE - 5.0%
49,628		Alexandria Real Estate Equities, Inc	6,017,395
72,941		American Campus Communities, Inc	3,496,792
125,592		American Homes 4 Rent	2,889,872
86,459		Apartment Investment & Management Co (Class A)	3,938,207
114,649		Apple Hospitality REIT, Inc	2,116,421
76,064		AvalonBay Communities, Inc	14,630,910
72,720		Boston Properties, Inc	8,792,575
95,679		Brandywine Realty Trust	1,608,364
169,523		Brixmor Property Group, Inc	3,320,956
47,284		Camden Property Trust	4,241,375
91,516	*	CBRE Group, Inc	3,476,693
297,264		Colony NorthStar, Inc	4,351,945
66,725		Columbia Property Trust, Inc	1,451,269
65,257		CoreCivic, Inc	1,807,619
55,328		Corporate Office Properties Trust	1,841,869
32,670		CubeSmart	805,642
6,266		CyrusOne, Inc	374,143
51,322		DCT Industrial Trust, Inc	2,891,481
172,042		DDR Corp	1,753,108
26,543		Digital Realty Trust, Inc	3,061,470
15,555		Douglas Emmett, Inc	595,134
196,864		Duke Realty Corp	5,628,342
71,023		Empire State Realty Trust, Inc	1,483,670
34,191		Entertainment Properties Trust	2,474,745
65,662	*	Equity Commonwealth	2,073,606
196,779		Equity Residential	13,392,779
36,114		Essex Property Trust, Inc	9,451,034
10,101		Extra Space Storage, Inc	803,029
24,026		Federal Realty Investment Trust	3,186,568
126,864		Forest City Realty Trust, Inc	3,092,944
73,665		Gaming and Leisure Properties, Inc	2,794,850
340,502		GGP, Inc	7,698,750
258,564		HCP, Inc	8,183,551
109,251		Healthcare Trust of America, Inc	3,341,988
55,161		Highwoods Properties, Inc	2,841,895
88,347		Hospitality Properties Trust	2,567,364
403,003		Host Marriott Corp	7,520,036
18,810	*	Howard Hughes Corp	2,366,486
77,411		Hudson Pacific Properties	2,532,888
49,311		Invitation Homes, Inc	1,051,311
18,063		Iron Mountain, Inc	658,035
47,363	*	JBG SMITH Properties	1,680,421
25,085		Jones Lang LaSalle, Inc	3,191,314
53,342		Kilroy Realty Corp	3,702,468
228,829		Kimco Realty Corp	4,617,769
4,815		Lamar Advertising Co	339,795
81,675		Liberty Property Trust	3,431,983
25,879		Life Storage, Inc	1,890,202
228

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

75,285		Macerich Co	$4,320,606
201,045		Medical Properties Trust, Inc	2,609,564
62,759		Mid-America Apartment Communities, Inc	6,497,439
81,990		National Retail Properties, Inc	3,277,960
107,791		Omega Healthcare Investors, Inc	3,405,118
65,923		Outfront Media, Inc	1,507,659
110,658		Paramount Group, Inc	1,811,471
71,535		Park Hotels & Resorts, Inc	1,926,438
78,986		Piedmont Office Realty Trust, Inc	1,659,496
290,650		Prologis, Inc	17,674,426
70,712		Rayonier, Inc	2,055,598
75,291		Realogy Holdings Corp	2,499,661
150,956		Realty Income Corp	8,613,549
82,297		Regency Centers Corp	5,449,707
131,491		Retail Properties of America, Inc	1,739,626
129,808		Senior Housing Properties Trust	2,524,766
16,139		Simon Property Group, Inc	2,558,031
54,596		SL Green Realty Corp	5,638,129
267,664		Spirit Realty Capital, Inc	2,122,576
94,309		STORE Capital Corp	2,205,888
39,705		Sun Communities, Inc	3,534,142
48,845		Tanger Factory Outlet Centers, Inc	1,290,973
16,850		Taubman Centers, Inc	958,260
146,908		UDR, Inc	5,742,634
91,447		Uniti Group, Inc	2,341,043
195,941		Ventas, Inc	13,196,626
540,558		VEREIT, Inc	4,492,037
94,725		Vornado Realty Trust	7,516,429
66,570		Weingarten Realty Investors	2,160,862
202,595		Welltower, Inc	14,868,447
413,478		Weyerhaeuser Co	13,653,044
57,450		WP Carey, Inc	3,935,900
		TOTAL REAL ESTATE	329,249,168

RETAILING - 1.5%
28,430		Advance Auto Parts, Inc	3,184,444
35,627	*,e	Autonation, Inc	1,509,872
2,226	*	AutoZone, Inc	1,201,639
76,426		Bed Bath & Beyond, Inc	2,285,137
145,480		Best Buy Co, Inc	8,487,303
16,474	*	Burlington Stores, Inc	1,433,732
27,543	*	Cabela’s, Inc	1,569,400
10,653		Dick’s Sporting Goods, Inc	397,783
94,066		Dollar General Corp	7,070,001
6,676	*	Dollar Tree, Inc	481,206
66,551		Foot Locker, Inc	3,140,542
55,722		GameStop Corp (Class A)	1,208,610
127,090		Gap, Inc	3,028,555
49,945		Genuine Parts Co	4,241,829
95,133		Kohl’s Corp	3,933,750
111,934		L Brands, Inc	5,192,618
24,326	*	Liberty Expedia Holdings, Inc	1,387,798
99,006	*	Liberty Interactive Corp	2,370,204
229

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

44,226	*	Liberty Ventures	$2,679,211
145,349	*	LKQ Corp	5,023,261
168,994		Macy’s, Inc	4,013,608
15,068	*	Michaels Cos, Inc	303,470
19,162	*	Murphy USA, Inc	1,451,138
20,618		Penske Auto Group, Inc	897,708
49,063	*	Sally Beauty Holdings, Inc	992,545
38,052	e	Signet Jewelers Ltd	2,327,260
358,883		Staples, Inc	3,642,663
306,117		Target Corp	17,347,650
59,592		Tiffany & Co	5,691,632
31,598	*	TripAdvisor, Inc	1,232,954
47,719	*	Urban Outfitters, Inc	934,815
37,849		Williams-Sonoma, Inc	1,757,329
		TOTAL RETAILING	100,419,667

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
166,329		Cypress Semiconductor Corp	2,361,872
45,193	*	First Solar, Inc	2,228,467
2,612,345		Intel Corp	92,659,877
222,527		Marvell Technology Group Ltd	3,462,520
140,724	*	Micron Technology, Inc	3,957,159
11,877	*	Microsemi Corp	618,554
80,598	*	NXP Semiconductors NV	8,892,378
12,896	*	ON Semiconductor Corp	192,795
33,486	*	Qorvo, Inc	2,295,800
819,543		Qualcomm, Inc	43,591,492
7,200		Teradyne, Inc	249,048
53,951		Versum Materials, Inc	1,902,312
9,360		Xilinx, Inc	592,114
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	163,004,388

SOFTWARE & SERVICES - 2.6%
92,518	*	Akamai Technologies, Inc	4,361,299
81,106		Amdocs Ltd	5,447,890
20,910	*	Autodesk, Inc	2,316,619
4,918		Booz Allen Hamilton Holding Co	168,687
174,877		CA, Inc	5,428,182
103,795	*	Conduent, Inc	1,713,655
31,345		DST Systems, Inc	1,720,841
560,246	*	eBay, Inc	20,017,590
77,966		Fidelity National Information Services, Inc	7,112,059
97,272	*,e	FireEye, Inc	1,423,089
18,519	*	First American Corp	843,540
24,546	*	Guidewire Software, Inc	1,771,239
149,340		International Business Machines Corp	21,605,018
78,239		Leidos Holdings, Inc	4,181,092
10,880		LogMeIn, Inc	1,266,976
156,457	*	Nuance Communications, Inc	2,706,706
1,464,511		Oracle Corp	73,123,034
24,757		Sabre Corp	547,872
8,198		SS&C Technologies Holdings, Inc	317,755
75,562	*	Synopsys, Inc	5,785,782
230

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

70,218	*	Teradata Corp	$2,234,337
346,569	*	Twitter, Inc	5,576,295
4,287	*	WEX, Inc	465,911
9,092	*	Zillow Group, Inc	413,050
18,378	*	Zillow Group, Inc (Class C)	829,951
420,147	*	Zynga, Inc	1,516,731
		TOTAL SOFTWARE & SERVICES	172,895,200

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
99,632	*	ARRIS International plc	2,785,711
48,521	*	Arrow Electronics, Inc	3,944,272
67,813		Avnet, Inc	2,602,663
223,591		Brocade Communications Systems, Inc	2,823,954
2,777,955		Cisco Systems, Inc	87,366,685
52,268	*	CommScope Holding Co, Inc	1,922,417
471,910		Corning, Inc	13,751,457
29,640		Dolby Laboratories, Inc (Class A)	1,533,870
25,728	*	EchoStar Corp (Class A)	1,562,461
34,645		Flir Systems, Inc	1,292,951
50,029		Harris Corp	5,726,820
918,678		Hewlett Packard Enterprise Co	16,086,052
938,636		HP, Inc	17,927,948
97,710		Jabil Circuit, Inc	2,980,155
205,968		Juniper Networks, Inc	5,756,806
100,950	*	Keysight Technologies, Inc	4,198,511
81,337		Motorola, Inc	7,375,639
12,240		National Instruments Corp	503,554
21,934		NetApp, Inc	952,374
28,424	*	Trimble Navigation Ltd	1,063,910
138,101		Western Digital Corp	11,755,157
129,054		Xerox Corp	3,958,086
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	197,871,453

TELECOMMUNICATION SERVICES - 3.2%
3,408,936		AT&T, Inc	132,948,504
296,588	e	CenturyLink, Inc	6,901,603
163,244	*	Level 3 Communications, Inc	9,579,158
350,383	*	Sprint Corp	2,796,056
53,553		Telephone & Data Systems, Inc	1,522,512
61,398	*	T-Mobile US, Inc	3,785,801
7,672	*	US Cellular Corp	290,615
1,131,649		Verizon Communications, Inc	54,771,811
		TOTAL TELECOMMUNICATION SERVICES	212,596,060

TRANSPORTATION - 1.3%
12,000		Alaska Air Group, Inc	1,022,760
2,744		Amerco, Inc	1,066,209
140,236		American Airlines Group, Inc	7,073,504
15,948		Copa Holdings S.A. (Class A)	2,000,836
48,993		CSX Corp	2,417,315
372,761		Delta Air Lines, Inc	18,399,483
29,060		Expeditors International of Washington, Inc	1,711,053
33,776	*	Genesee & Wyoming, Inc (Class A)	2,200,844
231

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

184,826	*	JetBlue Airways Corp	$4,053,234
58,375		Kansas City Southern Industries, Inc	6,023,716
29,314	*	Kirby Corp	1,785,222
43,866		Macquarie Infrastructure Co LLC	3,325,481
160,153		Norfolk Southern Corp	18,030,025
12,892		Old Dominion Freight Line	1,236,472
29,360		Ryder System, Inc	2,136,234
38,664	*	Spirit Airlines, Inc	1,502,096
42,078		Union Pacific Corp	4,332,351
155,315	*	United Continental Holdings, Inc	10,511,719
16,133	*	XPO Logistics, Inc	969,755
		TOTAL TRANSPORTATION	89,798,309

UTILITIES - 6.2%
365,458		AES Corp	4,085,820
125,748		Alliant Energy Corp	5,096,566
134,076		Ameren Corp	7,521,664
271,789		American Electric Power Co, Inc	19,171,996
98,545		American Water Works Co, Inc	7,992,000
98,169		Aqua America, Inc	3,276,881
56,912		Atmos Energy Corp	4,937,685
30,888		Avangrid, Inc	1,402,933
198,531	*	Calpine Corp	2,854,876
237,678		Centerpoint Energy, Inc	6,700,143
154,362		CMS Energy Corp	7,137,699
169,637		Consolidated Edison, Inc	14,056,122
347,367		Dominion Resources, Inc	26,809,785
99,587		DTE Energy Co	10,661,784
387,538		Duke Energy Corp	32,987,235
175,632		Edison International	13,818,726
100,059		Entergy Corp	7,676,527
175,316		Eversource Energy	10,657,460
512,605		Exelon Corp	19,653,276
244,668		FirstEnergy Corp	7,807,356
119,416		Great Plains Energy, Inc	3,685,178
58,895		Hawaiian Electric Industries, Inc	1,942,946
107,263		MDU Resources Group, Inc	2,826,380
44,359		National Fuel Gas Co	2,626,496
259,417		NextEra Energy, Inc	37,898,229
179,315		NiSource, Inc	4,672,949
133,363		NRG Energy, Inc	3,283,397
110,142		OGE Energy Corp	3,949,692
283,035		PG&E Corp	19,158,639
61,636		Pinnacle West Capital Corp	5,345,690
377,666		PPL Corp	14,475,938
279,300		Public Service Enterprise Group, Inc	12,560,121
72,204		SCANA Corp	4,647,771
138,430		Sempra Energy	15,643,974
551,097		Southern Co	26,414,079
95,412		UGI Corp	4,815,444
46,318		Vectren Corp	2,784,175
133,744		Vistra Energy Corp	2,197,414
174,566		WEC Energy Group, Inc	10,992,421
232

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES	COMPANY	VALUE

78,415	Westar Energy, Inc	$3,979,561
282,433	Xcel Energy, Inc	13,361,905
	TOTAL UTILITIES	411,568,933

	TOTAL COMMON STOCKS	6,638,544,291
	(Cost $5,701,165,718)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.1%
$7,900,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	7,900,000
		TOTAL GOVERNMENT AGENCY DEBT			7,900,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
27,729,651	c	State Street Navigator Securities Lending Government Money Market Portfolio			27,729,651
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			27,729,651

		TOTAL SHORT-TERM INVESTMENTS			35,629,651
		(Cost $35,629,651)
		TOTAL INVESTMENTS - 100.4%			6,674,173,942
		(Cost $5,736,795,369)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(27,959,420)
		NET ASSETS - 100.0%			$6,646,214,522

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,978,442.
233

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2017

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.7%
41,322	BorgWarner, Inc	$1,931,390
55,131	Delphi Automotive plc	4,984,945
805,339	Ford Motor Co	9,035,904
282,995	General Motors Co	10,182,160
51,898	Goodyear Tire & Rubber Co	1,635,306
36,175	Harley-Davidson, Inc	1,760,637
	TOTAL AUTOMOBILES & COMPONENTS	29,530,342

BANKS - 6.4%
2,053,826	Bank of America Corp	49,538,283
167,353	BB&T Corp	7,919,144
568,215	Citigroup, Inc	38,894,317
104,389	Citizens Financial Group, Inc	3,661,966
36,555	Comerica, Inc	2,643,292
154,612	Fifth Third Bancorp	4,128,140
224,077	Huntington Bancshares, Inc	2,969,020
733,221	JPMorgan Chase & Co	67,309,688
225,718	Keycorp	4,071,953
31,710	M&T Bank Corp	5,173,486
70,886	People’s United Financial, Inc	1,236,252
99,791	PNC Financial Services Group, Inc	12,853,081
247,866	Regions Financial Corp	3,618,844
99,733	SunTrust Banks, Inc	5,713,704
326,948	US Bancorp	17,256,315
928,199	Wells Fargo & Co	50,067,054
41,846	Zions Bancorporation	1,896,461
	TOTAL BANKS	278,951,000

CAPITAL GOODS - 7.4%
123,342	3M Co	24,812,710
27,130	A.O. Smith Corp	1,452,812
9,133	Acuity Brands, Inc	1,850,802
19,768	Allegion plc	1,605,952
47,492	Ametek, Inc	2,924,557
91,158	Arconic, Inc	2,259,807
115,849	Boeing Co	28,088,748
121,383	Caterpillar, Inc	13,831,593
31,813	Cummins, Inc	5,341,403
60,608	Deere & Co	7,774,794
32,134	Dover Corp	2,699,256
92,146	Eaton Corp	7,210,424
132,889	Emerson Electric Co	7,921,513
24,773	Equifax, Inc	3,602,985
59,712	Fastenal Co	2,565,228
234

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

27,019		Flowserve Corp	$1,111,291
28,817		Fluor Corp	1,251,522
62,143		Fortive Corp	4,023,138
31,827		Fortune Brands Home & Security, Inc	2,090,079
58,472		General Dynamics Corp	11,479,808
1,797,238		General Electric Co	46,027,265
157,340		Honeywell International, Inc	21,417,121
64,097		Illinois Tool Works, Inc	9,019,089
52,720		Ingersoll-Rand plc	4,633,034
25,031		Jacobs Engineering Group, Inc	1,319,634
193,201		Johnson Controls International plc	7,525,179
16,068		L3 Technologies, Inc	2,811,418
51,373		Lockheed Martin Corp	15,007,594
66,072		Masco Corp	2,519,325
35,973		Northrop Grumman Corp	9,465,575
72,309		PACCAR, Inc	4,949,551
27,418		Parker-Hannifin Corp	4,550,840
34,656		Pentair plc	2,185,754
31,047	*	Quanta Services, Inc	1,047,215
59,997		Raytheon Co	10,305,685
26,530		Rockwell Automation, Inc	4,378,246
33,449		Rockwell Collins, Inc	3,563,322
21,036		Roper Industries, Inc	4,890,029
11,993		Snap-On, Inc	1,849,321
31,551		Stanley Works	4,438,910
55,228		Textron, Inc	2,713,352
10,114		TransDigm Group, Inc	2,853,564
17,495	*	United Rentals, Inc	2,081,205
153,787		United Technologies Corp	18,234,525
11,075		W.W. Grainger, Inc	1,846,646
37,179		Xylem, Inc	2,109,165
		TOTAL CAPITAL GOODS	325,640,986

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
17,846		Cintas Corp	2,406,533
65,462	*	IHS Markit Ltd	3,053,802
69,301		Nielsen NV	2,980,636
47,414		Republic Services, Inc	3,044,927
26,501		Robert Half International, Inc	1,199,170
17,635	*	Stericycle, Inc	1,359,306
31,767	*	Verisk Analytics, Inc	2,771,989
83,834		Waste Management, Inc	6,300,125
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,116,488

CONSUMER DURABLES & APPAREL - 1.2%
57,962		Coach, Inc	2,732,329
70,556		DR Horton, Inc	2,518,144
23,889	*	Garmin Ltd	1,198,989
75,330		Hanesbrands, Inc	1,726,564
23,209		Hasbro, Inc	2,457,369
27,480		Leggett & Platt, Inc	1,323,986
41,996		Lennar Corp (Class A)	2,202,270
71,020		Mattel, Inc	1,421,820
235

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

32,235	*	Michael Kors Holdings Ltd	$1,174,643
13,029	*	Mohawk Industries, Inc	3,244,091
99,523		Newell Rubbermaid, Inc	5,246,853
273,444		Nike, Inc (Class B)	16,146,868
59,046		Pulte Homes, Inc	1,441,903
16,217		PVH Corp	1,934,526
11,618		Ralph Lauren Corp	878,902
38,354	*,e	Under Armour, Inc	694,591
38,124	*,e	Under Armour, Inc (Class A)	763,242
66,090		VF Corp	4,110,137
15,255		Whirlpool Corp	2,713,559
		TOTAL CONSUMER DURABLES & APPAREL	53,930,786

CONSUMER SERVICES - 1.8%
86,282		Carnival Corp	5,761,912
5,924	*	Chipotle Mexican Grill, Inc (Class A)	2,036,494
25,690		Darden Restaurants, Inc	2,154,877
42,930		H&R Block, Inc	1,309,365
42,305		Hilton Worldwide Holdings, Inc	2,645,332
64,016		Marriott International, Inc (Class A)	6,669,827
168,216		McDonald’s Corp	26,097,030
97,087		MGM Resorts International	3,197,075
34,557		Royal Caribbean Cruises Ltd	3,907,360
298,849		Starbucks Corp	16,131,869
21,533		Wyndham Worldwide Corp	2,247,399
16,510		Wynn Resorts Ltd	2,135,403
68,226		Yum! Brands, Inc	5,149,699
		TOTAL CONSUMER SERVICES	79,443,642

DIVERSIFIED FINANCIALS - 4.0%
11,674		Affiliated Managers Group, Inc	2,169,379
154,766		American Express Co	13,190,706
31,377		Ameriprise Financial, Inc	4,545,900
214,461		Bank of New York Mellon Corp	11,372,867
24,997		BlackRock, Inc	10,661,970
99,581		Capital One Financial Corp	8,581,891
19,038		CBOE Holdings, Inc	1,799,662
250,660		Charles Schwab Corp	10,753,314
70,033		CME Group, Inc	8,587,446
78,302		Discover Financial Services	4,771,724
56,826	*	E*TRADE Financial Corp	2,329,866
70,646		Franklin Resources, Inc	3,163,528
75,545		Goldman Sachs Group, Inc	17,022,555
122,020		IntercontinentalExchange Group, Inc	8,139,954
83,935		Invesco Ltd	2,918,420
67,117		Leucadia National Corp	1,747,056
34,294		Moody’s Corp	4,514,119
293,489		Morgan Stanley	13,764,634
23,648		NASDAQ OMX Group, Inc	1,758,702
59,452		Navient Corp	876,917
44,445		Northern Trust Corp	3,889,382
26,522		Raymond James Financial, Inc	2,206,365
53,102		S&P Global, Inc	8,155,936
236

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

47,671		SPDR Trust Series 1	$11,763,773
72,867		State Street Corp	6,793,390
158,580		Synchrony Financial	4,808,146
49,768		T Rowe Price Group, Inc	4,116,809
		TOTAL DIVERSIFIED FINANCIALS	174,404,411

ENERGY - 6.0%
115,316		Anadarko Petroleum Corp	5,266,482
31,164	*	Andeavor	3,101,753
78,375		Apache Corp	3,877,995
87,774		Baker Hughes a GE Co	3,237,983
96,178		Cabot Oil & Gas Corp	2,391,947
159,012	*,e	Chesapeake Energy Corp	788,699
390,996		Chevron Corp	42,692,853
19,701		Cimarex Energy Co	1,950,990
30,558	*	Concho Resources, Inc	3,980,485
254,756		ConocoPhillips	11,558,280
108,402	*	Devon Energy Corp	3,610,871
118,975		EOG Resources, Inc	11,319,281
35,833		EQT Corp	2,282,562
874,487	d	Exxon Mobil Corp	69,993,940
179,040		Halliburton Co	7,598,458
22,611	e	Helmerich & Payne, Inc	1,144,569
55,860		Hess Corp	2,488,004
395,485		Kinder Morgan, Inc	8,079,759
175,946		Marathon Oil Corp	2,151,820
106,796		Marathon Petroleum Corp	5,979,508
78,482		National Oilwell Varco, Inc	2,567,146
41,186	*	Newfield Exploration Co	1,183,274
93,980		Noble Energy, Inc	2,716,962
157,707		Occidental Petroleum Corp	9,766,794
78,401		Oneok, Inc	4,435,145
90,458		Phillips 66	7,575,857
35,047		Pioneer Natural Resources Co	5,716,166
39,512		Range Resources Corp	834,098
286,769		Schlumberger Ltd	19,672,353
96,343	*	TechnipFMC plc	2,749,629
92,190		Valero Energy Corp	6,358,344
170,072		Williams Cos, Inc	5,404,888
		TOTAL ENERGY	262,476,895

FOOD & STAPLES RETAILING - 1.6%
210,245		CVS Health Corp	16,804,883
187,857		Kroger Co	4,606,254
101,379		Sysco Corp	5,334,563
175,971		Walgreens Boots Alliance, Inc	14,195,580
304,826		Wal-Mart Stores, Inc	24,383,032
65,957		Whole Foods Market, Inc	2,754,364
		TOTAL FOOD & STAPLES RETAILING	68,078,676

FOOD, BEVERAGE & TOBACCO - 5.2%
398,659		Altria Group, Inc	25,900,875
117,536		Archer Daniels Midland Co	4,957,669
237

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

36,495		Brown-Forman Corp (Class B)	$1,802,853
39,556		Campbell Soup Co	2,089,743
793,616		Coca-Cola Co	36,379,357
83,419		ConAgra Foods, Inc	2,856,267
35,338		Constellation Brands, Inc (Class A)	6,832,602
90,346		Costco Wholesale Corp	14,320,744
37,873		Dr Pepper Snapple Group, Inc	3,452,503
118,847		General Mills, Inc	6,615,024
28,888		Hershey Co	3,042,195
55,890		Hormel Foods Corp	1,909,761
24,019		J.M. Smucker Co	2,927,916
51,992		Kellogg Co	3,535,456
123,017		Kraft Heinz Co	10,759,067
23,418		McCormick & Co, Inc	2,231,735
38,066		Molson Coors Brewing Co (Class B)	3,387,113
312,575		Mondelez International, Inc	13,759,552
83,074	*	Monster Beverage Corp	4,382,154
294,825		PepsiCo, Inc	34,379,543
320,543		Philip Morris International, Inc	37,410,574
59,392		Tyson Foods, Inc (Class A)	3,763,077
		TOTAL FOOD, BEVERAGE & TOBACCO	226,695,780

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
358,122		Abbott Laboratories	17,612,440
68,342		Aetna Inc	10,545,854
15,597	*	Align Technology, Inc	2,608,286
34,222		AmerisourceBergen Corp	3,210,708
54,551		Anthem, Inc	10,157,942
14,932		Bard (C.R.), Inc	4,787,199
100,605		Baxter International, Inc	6,084,590
46,885		Becton Dickinson & Co	9,442,639
282,179	*	Boston Scientific Corp	7,511,605
65,100		Cardinal Health, Inc	5,029,626
35,539	*	Centene Corp	2,822,507
60,565	*	Cerner Corp	3,898,569
52,725		Cigna Corp	9,150,951
10,089		Cooper Cos, Inc	2,460,404
125,978		Danaher Corp	10,265,947
32,207	*	DaVita, Inc	2,086,370
47,270		Dentsply Sirona, Inc	2,932,158
43,204	*	Edwards Lifesciences Corp	4,976,237
24,232	*	Envision Healthcare Corp	1,367,412
122,256	*	Express Scripts Holding Co	7,658,116
58,908	*	HCA Holdings, Inc	4,732,669
16,360	*	Henry Schein, Inc	2,980,956
57,818	*	Hologic, Inc	2,556,134
29,717		Humana, Inc	6,870,570
18,188	*	Idexx Laboratories, Inc	3,027,575
7,595	*	Intuitive Surgical, Inc	7,126,085
21,095	*	Laboratory Corp of America Holdings	3,352,207
43,423		McKesson Corp	7,028,881
282,511		Medtronic plc	23,722,448
238

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

17,067		Patterson Cos, Inc	$712,035
28,230		Quest Diagnostics, Inc	3,057,591
28,501		Resmed, Inc	2,197,997
63,940		Stryker Corp	9,405,574
198,884		UnitedHealth Group, Inc	38,147,940
18,464		Universal Health Services, Inc (Class B)	2,046,365
19,037	*	Varian Medical Systems, Inc	1,848,873
41,456		Zimmer Holdings, Inc	5,029,442
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	248,452,902

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
51,392		Church & Dwight Co, Inc	2,741,763
26,545		Clorox Co	3,543,492
182,156		Colgate-Palmolive Co	13,151,663
97,544		Coty, Inc	1,997,701
46,157		Estee Lauder Cos (Class A)	4,569,082
73,211		Kimberly-Clark Corp	9,016,667
527,850		Procter & Gamble Co	47,939,337
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	82,959,705
INSURANCE - 4.4%
81,753		Aflac, Inc	6,519,802
75,106		Allstate Corp	6,834,646
181,310		American International Group, Inc	11,866,739
53,983		Aon plc	7,458,831
37,124		Arthur J. Gallagher & Co	2,182,520
11,374		Assurant, Inc	1,197,341
392,020	*	Berkshire Hathaway, Inc (Class B)	68,591,739
96,245		Chubb Ltd	14,096,043
31,012		Cincinnati Financial Corp	2,361,874
8,482		Everest Re Group Ltd	2,225,592
75,661		Hartford Financial Services Group, Inc	4,161,355
46,257		Lincoln National Corp	3,379,536
56,945		Loews Corp	2,772,083
106,209		Marsh & McLennan Cos, Inc	8,281,116
222,535		Metlife, Inc	12,239,425
55,241		Principal Financial Group	3,687,337
119,676		Progressive Corp	5,640,330
88,421		Prudential Financial, Inc	10,011,910
22,472		Torchmark Corp	1,774,614
57,619		Travelers Cos, Inc	7,380,418
46,968		UnumProvident Corp	2,354,506
26,170		Willis Towers Watson plc	3,896,189
54,106		XL Group Ltd	2,402,306
		TOTAL INSURANCE	191,316,252

MATERIALS - 2.9%
44,898		Air Products & Chemicals, Inc	6,382,251
22,816		Albemarle Corp	2,642,093
18,307		Avery Dennison Corp	1,701,270
72,241		Ball Corp	3,026,898
48,131		CF Industries Holdings, Inc	1,412,645
231,968		Dow Chemical Co	14,901,624
239

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

30,084		Eastman Chemical Co	$2,501,785
53,841		Ecolab, Inc	7,089,244
178,937		EI du Pont de Nemours & Co	14,710,411
27,732		FMC Corp	2,118,170
274,345	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	4,010,924
16,337		International Flavors & Fragrances, Inc	2,175,762
85,023		International Paper Co	4,674,565
68,049		LyondellBasell Industries AF S.C.A	6,130,534
12,926		Martin Marietta Materials, Inc	2,926,834
90,430		Monsanto Co	10,564,033
72,694		Mosaic Co	1,754,833
109,911		Newmont Mining Corp	4,085,392
65,702		Nucor Corp	3,789,034
18,350		Packaging Corp of America	2,008,958
52,812		PPG Industries, Inc	5,558,463
58,905		Praxair, Inc	7,667,075
40,553		Sealed Air Corp	1,764,461
16,689		Sherwin-Williams Co	5,628,699
27,241		Vulcan Materials Co	3,353,912
51,789		WestRock Co	2,973,724
		TOTAL MATERIALS	125,553,594

MEDIA - 3.1%
75,942		CBS Corp (Class B)	4,999,262
44,512	*	Charter Communications, Inc	17,444,698
976,726		Comcast Corp (Class A)	39,508,567
32,171	*	Discovery Communications, Inc (Class A)	791,407
43,906	*	Discovery Communications, Inc (Class C)	1,015,546
46,940	*	DISH Network Corp (Class A)	3,005,568
81,686		Interpublic Group of Cos, Inc	1,765,234
79,659		News Corp	1,139,920
25,832		News Corp (Class B)	379,730
48,012		Omnicom Group, Inc	3,780,465
19,915		Scripps Networks Interactive (Class A)	1,740,770
160,054		Time Warner, Inc	16,392,731
217,072		Twenty-First Century Fox, Inc	6,316,795
100,566		Twenty-First Century Fox, Inc (Class B)	2,885,239
72,739		Viacom, Inc (Class B)	2,540,046
300,225		Walt Disney Co	33,003,734
		TOTAL MEDIA	136,709,712

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
328,461		AbbVie, Inc	22,962,709
66,417		Agilent Technologies, Inc	3,971,072
46,237	*	Alexion Pharmaceuticals, Inc	6,350,190
69,313		Allergan plc	17,489,749
151,870		Amgen, Inc	26,502,834
44,009	*	Biogen Idec, Inc	12,744,566
339,988		Bristol-Myers Squibb Co	19,345,317
161,141	*	Celgene Corp	21,820,103
200,389		Eli Lilly & Co	16,564,155
269,667		Gilead Sciences, Inc	20,518,962
30,070	*	Illumina, Inc	5,227,669
240

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

34,988	*	Incyte Corp	$4,663,551
555,952		Johnson & Johnson	73,785,950
564,480		Merck & Co, Inc	36,058,982
5,326	*	Mettler-Toledo International, Inc	3,052,224
95,061	*	Mylan NV	3,706,428
22,843		PerkinElmer, Inc	1,503,755
29,652		Perrigo Co plc	2,221,528
1,231,627		Pfizer, Inc	40,840,751
15,705	*	Regeneron Pharmaceuticals, Inc	7,720,892
80,643		Thermo Fisher Scientific, Inc	14,155,266
51,279	*	Vertex Pharmaceuticals, Inc	7,785,178
16,520	*	Waters Corp	2,865,229
101,199		Zoetis, Inc	6,326,961
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	378,184,021

REAL ESTATE - 2.9%
18,860		Alexandria Real Estate Equities, Inc	2,286,775
87,583		American Tower Corp	11,940,190
32,676		Apartment Investment & Management Co (Class A)	1,488,392
28,388		AvalonBay Communities, Inc	5,460,432
31,731		Boston Properties, Inc	3,836,595
62,172	*	CBRE Group, Inc	2,361,914
82,154		Crown Castle International Corp	8,263,049
32,919		Digital Realty Trust, Inc	3,796,877
71,659		Duke Realty Corp	2,048,731
16,043		Equinix, Inc	7,231,061
75,623		Equity Residential	5,146,901
13,531		Essex Property Trust, Inc	3,541,063
26,056		Extra Space Storage, Inc	2,071,452
14,980		Federal Realty Investment Trust	1,986,797
120,208		GGP, Inc	2,717,903
96,660		HCP, Inc	3,059,289
152,581		Host Marriott Corp	2,847,161
50,648		Iron Mountain, Inc	1,845,107
87,815		Kimco Realty Corp	1,772,107
24,666		Macerich Co	1,415,582
23,472		Mid-America Apartment Communities, Inc	2,430,056
109,191		Prologis, Inc	6,639,905
30,823		Public Storage, Inc	6,336,284
56,305		Realty Income Corp	3,212,763
30,249		Regency Centers Corp	2,003,089
64,385		Simon Property Group, Inc	10,205,023
21,044		SL Green Realty Corp	2,173,214
55,363		UDR, Inc	2,164,140
73,084		Ventas, Inc	4,922,207
35,526		Vornado Realty Trust	2,818,988
75,422		Welltower, Inc	5,535,221
154,636		Weyerhaeuser Co	5,106,081
		TOTAL REAL ESTATE	128,664,349

RETAILING - 5.4%
15,303		Advance Auto Parts, Inc	1,714,089
81,872	*	Amazon.com, Inc	80,871,524
241

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

13,706	*,e	Autonation, Inc	$580,860
5,802	*	AutoZone, Inc	3,132,036
54,712		Best Buy Co, Inc	3,191,898
38,211	*	Carmax, Inc	2,531,479
51,935		Dollar General Corp	3,903,435
48,758	*	Dollar Tree, Inc	3,514,477
25,076		Expedia, Inc	3,923,642
27,114		Foot Locker, Inc	1,279,510
45,543		Gap, Inc	1,085,290
30,406		Genuine Parts Co	2,582,382
246,716		Home Depot, Inc	36,908,714
35,148		Kohl’s Corp	1,453,370
49,765		L Brands, Inc	2,308,598
63,687	*	LKQ Corp	2,201,023
176,860		Lowe’s Companies, Inc	13,688,964
63,197		Macy’s, Inc	1,500,929
88,774	*	NetFlix, Inc	16,126,685
23,388	e	Nordstrom, Inc	1,135,955
18,747	*	O’Reilly Automotive, Inc	3,830,012
10,147	*	Priceline.com, Inc	20,583,190
80,673		Ross Stores, Inc	4,462,830
14,353	e	Signet Jewelers Ltd	877,829
135,517		Staples, Inc	1,375,497
113,771		Target Corp	6,447,402
22,161		Tiffany & Co	2,116,597
132,544		TJX Companies, Inc	9,319,169
26,646		Tractor Supply Co	1,495,373
23,071	*	TripAdvisor, Inc	900,230
12,021	*	Ulta Beauty, Inc	3,019,795
		TOTAL RETAILING	238,062,784

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
160,270	*	Advanced Micro Devices, Inc	2,181,275
75,697		Analog Devices, Inc	5,980,820
221,463		Applied Materials, Inc	9,813,026
82,832		Broadcom Ltd	20,431,341
971,833		Intel Corp	34,470,916
32,340		Kla-Tencor Corp	2,995,654
33,222		Lam Research Corp	5,297,580
47,309		Microchip Technology, Inc	3,786,612
214,122	*	Micron Technology, Inc	6,021,111
122,794		NVIDIA Corp	19,955,253
26,352	*	Qorvo, Inc	1,806,693
304,904		Qualcomm, Inc	16,217,844
38,040		Skyworks Solutions, Inc	3,989,255
205,632		Texas Instruments, Inc	16,734,332
51,151		Xilinx, Inc	3,235,812
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	152,917,524

SOFTWARE & SERVICES - 13.6%
127,972		Accenture plc	16,485,353
142,879		Activision Blizzard, Inc	8,827,065
101,996	*	Adobe Systems, Inc	14,941,394
242

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

35,801	*	Akamai Technologies, Inc	$1,687,659
11,481		Alliance Data Systems Corp	2,771,858
61,424	*	Alphabet, Inc (Class A)	58,076,392
61,582	*	Alphabet, Inc (Class C)	57,302,051
17,676	*	Ansys, Inc	2,289,926
39,940	*	Autodesk, Inc	4,424,953
92,277		Automatic Data Processing, Inc	10,972,658
64,730		CA, Inc	2,009,219
31,203	*	Citrix Systems, Inc	2,464,413
121,423		Cognizant Technology Solutions Corp (Class A)	8,417,042
30,307		CSRA, Inc	988,311
58,369		DXC Technology Co	4,574,962
207,522	*	eBay, Inc	7,414,761
63,868	*	Electronic Arts, Inc	7,455,950
487,821	*	Facebook, Inc	82,563,704
68,193		Fidelity National Information Services, Inc	6,220,566
43,809	*	Fiserv, Inc	5,629,457
18,680	*	Gartner, Inc	2,397,018
31,462		Global Payments, Inc	2,969,069
176,439		International Business Machines Corp	25,525,430
50,172		Intuit, Inc	6,884,100
193,588		MasterCard, Inc (Class A)	24,740,547
1,593,342		Microsoft Corp	115,835,964
619,901		Oracle Corp	30,951,657
65,957		Paychex, Inc	3,815,612
230,191	*	PayPal Holdings, Inc	13,477,683
36,651	*	Red Hat, Inc	3,623,684
137,881	*	salesforce.com, Inc	12,519,595
125,309		Symantec Corp	3,883,326
31,078	*	Synopsys, Inc	2,379,642
34,253		Total System Services, Inc	2,173,695
18,206	*	VeriSign, Inc	1,841,901
381,038		Visa, Inc (Class A)	37,936,143
97,069		Western Union Co	1,917,113
		TOTAL SOFTWARE & SERVICES	598,389,873

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
63,043		Amphenol Corp (Class A)	4,830,355
1,076,010		Apple, Inc	160,034,967
1,031,904		Cisco Systems, Inc	32,453,381
189,728		Corning, Inc	5,528,674
13,410	*	F5 Networks, Inc	1,619,258
28,426		Flir Systems, Inc	1,060,858
25,145		Harris Corp	2,878,348
342,994		Hewlett Packard Enterprise Co	6,005,825
346,982		HP, Inc	6,627,356
78,944		Juniper Networks, Inc	2,206,485
33,728		Motorola, Inc	3,058,455
55,985		NetApp, Inc	2,430,869
61,369		Seagate Technology, Inc	2,022,722
73,218		TE Connectivity Ltd	5,885,995
59,959		Western Digital Corp	5,103,710
44,388		Xerox Corp	1,361,380
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	243,108,638
243

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.2%
1,268,808		AT&T, Inc	$49,483,512
113,209	e	CenturyLink, Inc	2,634,373
60,375	*	Level 3 Communications, Inc	3,542,805
841,879		Verizon Communications, Inc	40,746,944
		TOTAL TELECOMMUNICATION SERVICES	96,407,634

TRANSPORTATION - 2.1%
25,544		Alaska Air Group, Inc	2,177,115
101,356		American Airlines Group, Inc	5,112,397
29,008		CH Robinson Worldwide, Inc	1,902,925
189,975		CSX Corp	9,373,366
151,479		Delta Air Lines, Inc	7,477,003
37,273		Expeditors International of Washington, Inc	2,194,634
50,677		FedEx Corp	10,542,336
17,856		J.B. Hunt Transport Services, Inc	1,619,718
21,878		Kansas City Southern Industries, Inc	2,257,591
59,644		Norfolk Southern Corp	6,714,722
124,459		Southwest Airlines Co	6,908,719
166,640		Union Pacific Corp	17,157,254
58,020	*	United Continental Holdings, Inc	3,926,794
142,156		United Parcel Service, Inc (Class B)	15,678,385
		TOTAL TRANSPORTATION	93,042,959

UTILITIES - 3.2%
136,826		AES Corp	1,529,715
46,895		Alliant Energy Corp	1,900,654
50,123		Ameren Corp	2,811,900
101,260		American Electric Power Co, Inc	7,142,881
36,818		American Water Works Co, Inc	2,985,940
89,033		Centerpoint Energy, Inc	2,509,840
57,943		CMS Energy Corp	2,679,284
62,900		Consolidated Edison, Inc	5,211,894
129,678		Dominion Resources, Inc	10,008,548
36,935		DTE Energy Co	3,954,261
144,236		Duke Energy Corp	12,277,368
67,087		Edison International	5,278,405
37,075		Entergy Corp	2,844,394
65,300		Eversource Energy	3,969,587
190,651		Exelon Corp	7,309,559
91,447		FirstEnergy Corp	2,918,074
96,441		NextEra Energy, Inc	14,089,066
67,077		NiSource, Inc	1,748,027
66,068		NRG Energy, Inc	1,626,594
105,160		PG&E Corp	7,118,281
23,133		Pinnacle West Capital Corp	2,006,325
140,670		PPL Corp	5,391,881
104,174		Public Service Enterprise Group, Inc	4,684,705
29,587		SCANA Corp	1,904,515
51,680		Sempra Energy	5,840,357
204,939		Southern Co	9,822,726
244

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	VALUE

64,974	WEC Energy Group, Inc	$4,091,413
104,539	Xcel Energy, Inc	4,945,740
	TOTAL UTILITIES	138,601,934

	TOTAL COMMON STOCKS	4,374,640,887
	(Cost $2,912,860,919)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.4%
$19,450,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	19,450,000
		TOTAL GOVERNMENT AGENCY DEBT			19,450,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
8,747,413	c	State Street Navigator Securities Lending Government Money Market Portfolio			8,747,413
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			8,747,413

		TOTAL SHORT-TERM INVESTMENTS			28,197,413
		(Cost $28,197,413)
		TOTAL INVESTMENTS - 100.4%			4,402,838,300
		(Cost $2,941,058,332)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(18,448,906)
		NET ASSETS - 100.0%			$4,384,389,394

Abbreviation(s):
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,533,750.
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.2%
97,884	*	American Axle & Manufacturing Holdings, Inc	$1,442,810
62,510		Cooper Tire & Rubber Co	2,284,741
20,617	*	Cooper-Standard Holding, Inc	2,108,294
171,766		Dana Holding Corp	4,074,290
32,252	*	Dorman Products, Inc	2,518,236
41,719	*	Fox Factory Holding Corp	1,604,096
43,582	*	Gentherm, Inc	1,457,818
29,924	*,e	Horizon Global Corp	417,141
28,580		LCI Industries, Inc	3,050,915
57,696	*	Modine Manufacturing Co	937,560
21,925	*	Motorcar Parts of America, Inc	613,242
8,782	*	Shiloh Industries, Inc	65,162
40,047		Spartan Motors, Inc	354,416
25,122		Standard Motor Products, Inc	1,265,646
32,027	*	Stoneridge, Inc	488,732
28,871		Superior Industries International, Inc	564,428
63,088		Tenneco, Inc	3,488,766
23,216		Tower International, Inc	573,435
22,118	*	VOXX International Corp (Class A)	148,191
36,861		Winnebago Industries, Inc	1,356,485
		TOTAL AUTOMOBILES & COMPONENTS	28,814,404

BANKS - 12.6%
18,830		1st Source Corp	924,553
17,778		Access National Corp	472,717
6,967		ACNB Corp	198,211
13,407	*	Allegiance Bancshares, Inc	503,433
9,511		American National Bankshares, Inc	359,040
43,187		Ameris Bancorp	1,977,965
10,037		Ames National Corp	297,095
13,387		Arrow Financial Corp	436,416
3,281	*	ASB Bancorp, Inc	145,020
109,395		Astoria Financial Corp	2,207,591
24,519	*	Atlantic Capital Bancshares, Inc	473,217
50,772	e	Banc of California, Inc	1,043,365
9,848		Bancfirst Corp	1,051,274
34,977		Banco Latinoamericano de Exportaciones S.A. (Class E)	920,245
101,635		Bancorpsouth, Inc	3,054,132
50,902		Bank Mutual Corp	506,475
18,187		Bank of Commerce Holdings	188,235
7,074		Bank of Marin Bancorp	471,482
63,239		Bank of NT Butterfield & Son Ltd	2,155,818
16,749		BankFinancial Corp	250,900
7,434		Bankwell Financial Group, Inc	243,910
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,745		Banner Corp	$2,238,299
18,006		Bar Harbor Bankshares	502,187
10,656	e	BCB Bancorp, Inc	159,840
24,347		Bear State Financial, Inc	225,940
81,268		Beneficial Bancorp, Inc	1,267,781
41,588		Berkshire Hills Bancorp, Inc	1,544,994
26,800		Blue Hills Bancorp, Inc	507,860
70,301	*,e	BofI Holding, Inc	1,959,289
99,187		Boston Private Financial Holdings, Inc	1,522,520
21,916		Bridge Bancorp, Inc	712,270
89,329		Brookline Bancorp, Inc	1,326,536
19,570		Bryn Mawr Bank Corp	830,746
9,670	*	BSB Bancorp, Inc	285,748
3,938		C&F Financial Corp	196,112
10,176	*	Cadence BanCorp	232,420
2,510		California First National Bancorp	41,791
17,880		Camden National Corp	750,960
34,025		Capital Bank Financial Corp	1,292,950
13,244		Capital City Bank Group, Inc	282,892
151,045		Capitol Federal Financial	2,153,902
9,818	*	Capstar Financial Holdings, Inc	172,797
16,923		Carolina Financial Corp	569,290
88,856		Cathay General Bancorp	3,327,657
63,142		Centerstate Banks of Florida, Inc	1,577,919
35,403		Central Pacific Financial Corp	1,095,015
11,631		Central Valley Community Bancorp	255,649
3,444		Century Bancorp, Inc	229,715
14,499		Charter Financial Corp	260,692
83,675		Chemical Financial Corp	4,032,298
3,740		Chemung Financial Corp	151,470
13,599		Citizens & Northern Corp	313,865
18,102		City Holding Co	1,188,034
11,664		Civista Bancshares, Inc	238,529
24,014		Clifton Bancorp, Inc	400,794
18,179		CNB Financial Corp	479,198
45,471		CoBiz, Inc	800,290
10,136		Codorus Valley Bancorp, Inc	283,403
68,702		Columbia Banking System, Inc	2,737,088
8,097		Commerce Union Bancshares, Inc	198,296
57,853		Community Bank System, Inc	3,176,130
25,274	*	Community Bankers Trust Corp	217,356
4,657		Community Financial Corp	172,821
18,072		Community Trust Bancorp, Inc	780,710
35,931		ConnectOne Bancorp, Inc	808,447
6,318		County Bancorp, Inc	157,887
19,397	*	CU Bancorp	715,749
33,420	*	Customers Bancorp, Inc	997,587
122,003		CVB Financial Corp	2,627,945
37,572		Dime Community Bancshares	781,498
3,653		DNB Financial Corp	125,846
37,110	*	Eagle Bancorp, Inc	2,317,519
7,391	*	Entegra Financial Corp	170,732
11,122		Enterprise Bancorp, Inc	375,812
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,840		Enterprise Financial Services Corp	$1,061,522
12,495	*	Equity Bancshares, Inc	431,952
11,519		ESSA Bancorp, Inc	169,905
91,171	*	Essent Group Ltd	3,502,790
5,436		Evans Bancorp, Inc	221,517
5,218	e	Farmers & Merchants Bancorp, Inc	311,254
8,789		Farmers Capital Bank Corp	330,027
29,118		Farmers National Banc Corp	400,372
7,346	*,e	FB Financial Corp	252,482
41,484	*	FCB Financial Holdings, Inc	1,955,971
10,382		Federal Agricultural Mortgage Corp (Class C)	711,790
26,050		Fidelity Southern Corp	548,613
16,216		Financial Institutions, Inc	476,750
28,723		First Bancorp (NC)	899,030
191,692	*	First Bancorp (Puerto Rico)	1,123,315
12,679		First Bancorp, Inc	341,572
9,930		First Bancshares, Inc	275,557
44,443		First Busey Corp	1,299,513
9,757		First Business Financial Services, Inc	207,434
8,686		First Citizens Bancshares, Inc (Class A)	3,196,622
115,138		First Commonwealth Financial Corp	1,500,248
19,531		First Community Bancshares, Inc	531,634
16,422		First Connecticut Bancorp	420,403
11,634		First Defiance Financial Corp	602,059
73,413		First Financial Bancorp	1,879,373
74,357	e	First Financial Bankshares, Inc	3,215,940
12,415		First Financial Corp	571,711
10,818		First Financial Northwest, Inc	177,523
33,045	*	First Foundation, Inc	573,000
5,287	e	First Guaranty Bancshares, Inc	143,754
7,647		First Internet Bancorp	251,969
30,024		First Interstate Bancsystem, Inc	1,097,377
48,110		First Merchants Corp	1,945,568
11,797		First Mid-Illinois Bancshares, Inc	431,652
120,294		First Midwest Bancorp, Inc	2,671,730
11,534	*	First Northwest Bancorp	175,894
27,359		First of Long Island Corp	764,684
24,812	*	Flagstar Bancorp, Inc	807,879
32,928		Flushing Financial Corp	939,436
6,224	e	FNB Bancorp	171,658
14,171	*	Franklin Financial Network, Inc	489,608
202,466		Fulton Financial Corp	3,695,005
24,901		German American Bancorp, Inc	892,203
90,733		Glacier Bancorp, Inc	3,168,396
12,766		Great Southern Bancorp, Inc	663,194
69,797		Great Western Bancorp, Inc	2,722,781
24,600	*	Green Bancorp, Inc	552,270
3,193	e	Greene County Bancorp, Inc	78,229
27,545		Guaranty Bancorp	734,074
2,403		Guaranty Bancshares, Inc	73,075
99,533		Hancock Holding Co	4,578,518
37,186		Hanmi Financial Corp	1,065,379
15,383	*	HarborOne Bancorp, Inc	298,123
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,725		Heartland Financial USA, Inc	$1,352,948
42,434		Heritage Commerce Corp	589,408
34,576		Heritage Financial Corp	940,467
88,193		Hilltop Holdings, Inc	2,207,471
1,568		Hingham Institution for Savings	277,379
7,213		Home Bancorp, Inc	292,271
152,644		Home Bancshares, Inc	3,785,571
34,461	*	HomeStreet, Inc	904,601
19,706	*	HomeTrust Bancshares, Inc	475,900
153,428		Hope Bancorp, Inc	2,704,936
25,010		Horizon Bancorp	659,514
10,312	*	Howard Bancorp, Inc	202,631
59,618		IBERIABANK Corp	4,820,115
11,749	*,e	Impac Mortgage Holdings, Inc	172,828
31,371		Independent Bank Corp (MA)	2,238,321
24,310		Independent Bank Corp (MI)	515,372
21,015		Independent Bank Group, Inc	1,268,255
64,431		International Bancshares Corp	2,280,857
9,633		Investar Holding Corp	218,187
305,518		Investors Bancorp, Inc	4,057,279
98,887		Kearny Financial Corp	1,443,750
53,169		Lakeland Bancorp, Inc	1,028,820
28,400		Lakeland Financial Corp	1,306,400
11,358		LCNB Corp	227,728
55,559		LegacyTexas Financial Group, Inc	2,151,244
7,459	*	LendingTree, Inc	1,645,455
22,875	e	Live Oak Bancshares, Inc	577,594
30,089		Macatawa Bank Corp	290,359
29,329		MainSource Financial Group, Inc	1,024,755
7,526	*,e	Malvern Bancorp, Inc	186,645
95,668		MB Financial, Inc	3,912,821
21,340		MBT Financial Corp	204,864
18,682		Mercantile Bank Corp	594,461
56,930		Meridian Bancorp, Inc	1,004,815
10,643		Meta Financial Group, Inc	758,846
437,166	*	MGIC Investment Corp	5,101,727
3,056		Middlefield Banc Corp	142,868
17,960		Midland States Bancorp, Inc	570,410
10,088		Midsouth Bancorp, Inc	113,490
13,094		MidWestOne Financial Group, Inc	450,695
7,189		MutualFirst Financial, Inc	250,896
29,211		National Bank Holdings Corp	996,971
8,191	e	National Bankshares, Inc	315,354
12,340	*	National Commerce Corp	494,834
34,100	*	Nationstar Mortgage Holdings, Inc	608,003
50,076		NBT Bancorp, Inc	1,809,747
10,506	*	Nicolet Bankshares, Inc	569,110
66,853	*	NMI Holdings, Inc	788,865
8,497		Northeast Bancorp	182,686
50,495		Northfield Bancorp, Inc	847,811
8,023		Northrim BanCorp, Inc	233,870
110,994		Northwest Bancshares, Inc	1,787,003
4,500	e	Norwood Financial Corp	192,780

249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,355		OceanFirst Financial Corp	$1,011,573
1,445	e	Oconee Federal Financial Corp	39,376
116,891	*,e	Ocwen Financial Corp	335,477
50,742	e	OFG Bancorp	509,957
4,776	e	Ohio Valley Banc Corp	161,668
9,813		Old Line Bancshares, Inc	265,736
158,672		Old National Bancorp	2,586,354
4,253		Old Point Financial Corp	136,606
33,981		Old Second Bancorp, Inc	402,675
24,296		Opus Bank	578,245
45,712		Oritani Financial Corp	758,819
8,694		Orrstown Financial Services, Inc	217,350
25,465		Pacific Continental Corp	646,811
18,242	*	Pacific Mercantile Bancorp	144,112
46,603	*	Pacific Premier Bancorp, Inc	1,673,048
4,935	*	Paragon Commercial Corp	261,160
15,639		Park National Corp	1,544,664
61,131		Park Sterling Bank	710,342
6,593		Parke Bancorp, Inc	133,179
21,230	*	PCSB Financial Corp	368,128
19,688		Peapack Gladstone Financial Corp	615,644
5,474		Penns Woods Bancorp, Inc	234,561
18,628	*	PennyMac Financial Services, Inc	324,127
4,941		Peoples Bancorp of North Carolina, Inc	156,234
19,603		Peoples Bancorp, Inc	639,058
8,250		Peoples Financial Services Corp	352,853
15,836		People’s Utah Bancorp	440,241
62,046	*	PHH Corp	854,994
15,253		Preferred Bank	856,456
12,061		Premier Financial Bancorp, Inc	229,159
5,138	*	Provident Bancorp, Inc	107,127
7,289		Provident Financial Holdings, Inc	138,491
72,424		Provident Financial Services, Inc	1,920,684
9,485		Prudential Bancorp, Inc	162,857
14,112		QCR Holdings, Inc	648,446
254,477		Radian Group, Inc	4,432,990
50,929		Renasant Corp	2,158,880
11,527		Republic Bancorp, Inc (Class A)	413,819
57,345	*,e	Republic First Bancorp, Inc	510,371
22,593		Riverview Bancorp, Inc	171,481
40,583		S&T Bancorp, Inc	1,537,284
27,568		Sandy Spring Bancorp, Inc	1,103,823
47,738	*	Seacoast Banking Corp of Florida	1,115,637
54,324		ServisFirst Bancshares, Inc	1,974,134
14,849		Shore Bancshares, Inc	250,800
13,457		SI Financial Group, Inc	207,911
15,262		Sierra Bancorp	418,179
35,512		Simmons First National Corp (Class A)	1,937,180
8,399	*	SmartFinancial, Inc	210,563
34,066		South State Corp	2,853,028
7,594	*	Southern First Bancshares, Inc	279,839
6,841		Southern Missouri Bancorp, Inc	221,717
17,336		Southern National Bancorp of Virginia, Inc	293,325
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,228		Southside Bancshares, Inc	$1,119,278
20,780		Southwest Bancorp, Inc	542,358
43,833		State Bank & Trust Co	1,203,216
155,383		Sterling Bancorp/DE	3,589,347
25,633		Stock Yards Bancorp, Inc	918,943
16,460		Stonegate Bank	766,213
12,499		Summit Financial Group, Inc	272,353
11,387		Sun Bancorp, Inc	277,273
8,672	*	Sunshine Bancorp, Inc	198,155
8,884		Territorial Bancorp, Inc	267,675
58,844	*	Texas Capital Bancshares, Inc	4,610,428
57,793	*	The Bancorp, Inc	447,896
7,315		Timberland Bancorp, Inc	197,212
17,413		Tompkins Trustco, Inc	1,370,577
66,445		TowneBank	2,079,729
23,855		Trico Bancshares	880,250
26,234	*	Tristate Capital Holdings, Inc	603,382
17,864	*	Triumph Bancorp, Inc	507,338
108,537		Trustco Bank Corp NY	900,857
79,579		Trustmark Corp	2,543,345
8,432	e	Two River Bancorp	154,137
53,423		UMB Financial Corp	3,721,446
261,433		Umpqua Holdings Corp	4,846,968
51,335		Union Bankshares Corp	1,585,738
4,553	e	Union Bankshares, Inc	199,649
117,928		United Bankshares, Inc	4,068,516
83,584		United Community Banks, Inc	2,320,292
57,161		United Community Financial Corp	525,881
59,419		United Financial Bancorp, Inc (New)	1,074,890
15,327		United Security Bancshares	144,074
8,990		Unity Bancorp, Inc	166,315
30,421		Univest Corp of Pennsylvania	927,841
304,639		Valley National Bancorp	3,619,111
16,788	*	Veritex Holdings, Inc	447,400
32,683	*	Walker & Dunlop, Inc	1,642,321
105,458		Washington Federal, Inc	3,527,570
17,623		Washington Trust Bancorp, Inc	959,572
11,446		WashingtonFirst Bankshares, Inc	391,911
29,608		Waterstone Financial, Inc	558,111
50,087		WesBanco, Inc	1,914,826
18,958		West Bancorporation, Inc	436,034
29,818	e	Westamerica Bancorporation	1,631,641
32,455		Western New England Bancorp, Inc	322,927
65,475		Wintrust Financial Corp	4,930,922
223,999	*	WMIH Corp	257,599
35,943		WSFS Financial Corp	1,622,826
6,055	*	Xenith Bankshares, Inc	170,630
		TOTAL BANKS	290,758,638

CAPITAL GOODS - 9.3%
48,524		Aaon, Inc	1,640,111
37,672		AAR Corp	1,408,933
70,910		Actuant Corp (Class A)	1,716,022

251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,453		Advanced Drainage Systems, Inc	$851,859
39,054	*	Aegion Corp	934,953
81,183	*	Aerojet Rocketdyne Holdings, Inc	1,903,741
24,569	*	Aerovironment, Inc	928,463
55,775		Aircastle Ltd	1,312,943
11,077		Alamo Group, Inc	1,030,272
33,680		Albany International Corp (Class A)	1,801,880
7,648		Allied Motion Technologies, Inc	226,304
34,027		Altra Holdings, Inc	1,515,903
20,816	*	Ameresco, Inc	136,345
8,543	e	American Railcar Industries, Inc	314,126
16,518	*	American Woodmark Corp	1,621,242
33,183		Apogee Enterprises, Inc	1,728,502
45,246		Applied Industrial Technologies, Inc	2,556,399
17,255		Argan, Inc	1,112,085
26,767	*	Armstrong Flooring, Inc	464,675
25,322		Astec Industries, Inc	1,272,937
25,512	*	Astronics Corp	746,226
38,981	*	Atkore International Group, Inc	811,584
61,161	*,e	Axon Enterprise, Inc	1,503,949
30,879		AZZ, Inc	1,565,565
57,476	*	Babcock & Wilcox Enterprises, Inc	603,498
59,296		Barnes Group, Inc	3,568,433
71,339	*	Beacon Roofing Supply, Inc	3,276,600
8,488	*,e	Blue Bird Corp	150,662
76,540	*	BMC Stock Holdings, Inc	1,683,880
48,837		Briggs & Stratton Corp	1,143,763
113,438	*	Builders FirstSource, Inc	1,777,573
26,518	*	Caesarstone Sdot-Yam Ltd	930,782
18,049	*	CAI International, Inc	473,425
36,423	*	Chart Industries, Inc	1,238,382
118,481	e	Chicago Bridge & Iron Co NV	2,220,334
19,516		CIRCOR International, Inc	976,971
22,901		Columbus McKinnon Corp	590,846
43,172		Comfort Systems USA, Inc	1,437,628
29,544	*	Commercial Vehicle Group, Inc	259,396
47,029	*	Continental Building Products Inc	1,034,638
17,325	*	CSW Industrials, Inc	676,541
29,894		Cubic Corp	1,424,449
52,145		Curtiss-Wright Corp	5,027,821
72,750	*	DigitalGlobe, Inc	2,538,975
16,173		DMC Global, Inc	224,805
25,897		Douglas Dynamics, Inc	823,525
12,564	*	Ducommun, Inc	363,853
18,849	*	DXP Enterprises, Inc	538,893
35,736	*	Dycom Industries, Inc	3,237,682
6,567		Eastern Co	191,100
69,532		EMCOR Group, Inc	4,693,410
23,779		Encore Wire Corp	1,060,543
22,076	*	Energous Corp	325,179
43,763	*,e	Energy Recovery, Inc	332,599
51,190		EnerSys	3,699,501
21,188	*	Engility Holdings, Inc	618,054
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,819		EnPro Industries, Inc	$1,911,559
4,110	e	EnviroStar, Inc	104,188
29,904		ESCO Technologies, Inc	1,845,077
30,924	*	Esterline Technologies Corp	2,984,166
70,099		Federal Signal Corp	1,296,831
14,876	*	Foundation Building Materials, Inc	179,405
54,455		Franklin Electric Co, Inc	2,199,982
14,079		Freightcar America, Inc	231,459
46,125	e	GATX Corp	2,851,909
9,606	*	Gencor Industries, Inc	154,176
72,495	*	Generac Holdings, Inc	2,607,645
58,442		General Cable Corp	1,127,931
37,757	*	Gibraltar Industries, Inc	1,127,046
25,758		Global Brass & Copper Holdings, Inc	825,544
28,043	*	GMS, Inc	841,851
20,570		Gorman-Rupp Co	621,625
11,311		Graham Corp	226,333
46,683		Granite Construction, Inc	2,288,401
71,430	*	Great Lakes Dredge & Dock Corp	282,148
32,140	e	Greenbrier Cos, Inc	1,446,300
34,452		Griffon Corp	706,266
36,946		H&E Equipment Services, Inc	833,871
13,184		Hardinge, Inc	159,526
94,117	*	Harsco Corp	1,454,108
48,014	*	HC2 Holdings, Inc	288,564
28,766	*	Herc Holdings, Inc	1,305,401
74,719		Hillenbrand, Inc	2,689,884
7,214		Hurco Cos, Inc	237,701
27,912	*,e	Huttig Building Products, Inc	199,013
12,058		Hyster-Yale Materials Handling, Inc	854,430
10,618	*	IES Holdings, Inc	180,506
21,812		Insteel Industries, Inc	574,092
26,236	*	JELD-WEN Holding, Inc	856,605
37,078		John Bean Technologies Corp	3,426,007
12,928		Kadant, Inc	1,009,030
31,539		Kaman Corp	1,612,274
169,552		KBR, Inc	2,529,716
94,795		Kennametal, Inc	3,497,935
56,510	*,e	KEYW Holding Corp, The	498,983
61,056	*	KLX, Inc	3,170,028
83,882	*	Kratos Defense & Security Solutions, Inc	923,121
7,652	*	Lawson Products, Inc	176,379
21,374	*	Layne Christensen Co	226,351
9,754	*	LB Foster Co (Class A)	171,670
12,272		Lindsay Corp	1,124,974
29,798		LSI Industries, Inc	249,409
19,847	*	Lydall, Inc	982,427
150,896		Manitowoc Co, Inc	861,616
35,065	*	Masonite International Corp	2,722,797
78,642	*	Mastec, Inc	3,633,260
55,148	*	Mercury Systems, Inc	2,421,549
98,159	*	Meritor, Inc	1,696,188
52,458	*	Milacron Holdings Corp	943,195
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,385		Miller Industries, Inc	$349,349
37,560	*	Moog, Inc (Class A)	2,791,459
106,270	*	MRC Global, Inc	1,736,452
66,909		Mueller Industries, Inc	2,107,634
181,123		Mueller Water Products, Inc (Class A)	2,101,027
18,778	*	MYR Group, Inc	597,328
5,905	e	National Presto Industries, Inc	667,856
58,637	*	Navistar International Corp	1,804,260
47,609	*	NCI Building Systems, Inc	856,962
9,456	*	Neff Corp	198,576
30,566	*	Nexeo Solutions, Inc	254,615
31,618		NN, Inc	875,819
11,136	*	Northwest Pipe Co	168,265
125,683	*	NOW, Inc	2,002,130
9,290	*	NV5 Holdings, Inc	386,000
3,308		Omega Flex, Inc	198,612
32,235	*	Orion Marine Group, Inc	226,290
19,268	*	Patrick Industries, Inc	1,466,295
57,087	*	PGT, Inc	742,131
262,295	*,e	Plug Power, Inc	592,787
25,874	*	Ply Gem Holdings, Inc	452,795
11,025		Powell Industries, Inc	351,146
3,590		Preformed Line Products Co	174,905
46,828		Primoris Services Corp	1,166,954
29,142	*	Proto Labs, Inc	2,153,594
40,567		Quanex Building Products Corp	872,191
42,355		Raven Industries, Inc	1,457,012
27,279	*	RBC Bearings, Inc	2,819,012
14,825		REV Group, Inc	396,569
14,564	*,e	Revolution Lighting Technologies, Inc	107,628
122,933	*	Rexnord Corp	2,847,128
6,213	*	Rush Enterprises, Inc	252,745
34,977	*	Rush Enterprises, Inc (Class A)	1,508,558
48,469		Simpson Manufacturing Co, Inc	2,146,692
39,887	*	SiteOne Landscape Supply, Inc	2,094,068
10,951	*	Sparton Corp	252,530
49,890	*	SPX Corp	1,372,973
48,567	*	SPX FLOW, Inc	1,722,186
14,771		Standex International Corp	1,417,277
30,344	*	Sterling Construction Co, Inc	387,796
28,098		Sun Hydraulics Corp	1,162,133
99,125	*,e	Sunrun, Inc	746,411
15,947		Supreme Industries, Inc	239,843
20,636		Tennant Co	1,559,050
31,824		Textainer Group Holdings Ltd	515,549
13,135	*,e	The ExOne Company	148,031
37,737	*	Thermon Group Holdings	674,360
58,452		Titan International, Inc	745,263
21,827	*	Titan Machinery, Inc	389,612
12,508	*	TPI Composites, Inc	235,651
34,789	*	Trex Co, Inc	2,616,481
54,175	*	Trimas Corp	1,319,161
50,943		Triton International Ltd	1,837,005
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

57,330		Triumph Group, Inc	$1,467,648
44,462	*	Tutor Perini Corp	1,182,689
9,908	*	Twin Disc, Inc	167,643
23,787		Universal Forest Products, Inc	1,994,540
13,194	*	Vectrus, Inc	448,728
13,435	*	Veritiv Corp	499,110
19,740	*	Vicor Corp	350,385
69,742		Wabash National Corp	1,330,677
32,720		Watts Water Technologies, Inc (Class A)	2,107,168
66,083	*	Wesco Aircraft Holdings, Inc	717,001
3,809	*	Willis Lease Finance Corp	96,292
62,782		Woodward Governor Co	4,390,973
		TOTAL CAPITAL GOODS	214,638,222

COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
65,933		ABM Industries, Inc	2,941,930
59,583	*	Acacia Research (Acacia Technologies)	205,561
126,632	*	ACCO Brands Corp	1,475,263
29,126	*	Advanced Disposal Services, Inc	704,267
47,604	*	Advisory Board Co	2,675,345
19,580	*,e	Aqua Metals, Inc	228,694
51,437	*	ARC Document Solutions, Inc	177,972
8,519		Barrett Business Services, Inc	468,801
7,772	e	BG Staffing, Inc	129,482
54,550		Brady Corp (Class A)	1,811,060
53,854		Brink’s Co	4,208,690
45,861	*	Casella Waste Systems, Inc (Class A)	769,548
59,782	*	CBIZ, Inc	887,763
34,683		Ceco Environmental Corp	335,038
21,917	*,e	Cogint, Inc	96,435
1,670		Compx International, Inc	24,215
139,392	e	Covanta Holding Corp	2,104,819
9,820		CRA International, Inc	381,114
57,166		Deluxe Corp	4,127,385
144,544	*,m	Dyax Corp	160,444
29,337		Ennis, Inc	564,737
43,859		Essendant, Inc	547,360
30,116		Exponent, Inc	1,963,563
11,828	*	Franklin Covey Co	220,592
48,223	*	FTI Consulting, Inc	1,582,197
14,730	*	GP Strategies Corp	422,014
84,092		Healthcare Services Group	4,393,807
22,279		Heidrick & Struggles International, Inc	403,250
17,450	*	Heritage-Crystal Clean, Inc	328,060
70,223		Herman Miller, Inc	2,364,760
40,726	*	Hill International, Inc	205,666
52,496		HNI Corp	1,981,724
43,073	*	Hudson Technologies, Inc	348,461
26,034	*	Huron Consulting Group, Inc	924,207
21,248	*	ICF International, Inc	961,472
53,029	*	Innerworkings, Inc	625,212
21,437		Insperity, Inc	1,618,493
72,797		Interface, Inc	1,379,503
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,712		Kelly Services, Inc (Class A)	$795,306
27,572		Kforce, Inc	515,596
42,894		Kimball International, Inc (Class B)	715,043
57,513		Knoll, Inc	1,113,452
60,123		Korn/Ferry International	2,011,114
38,930		LSC Communications, Inc	832,323
36,830		Matthews International Corp (Class A)	2,414,206
27,626		McGrath RentCorp	981,552
122,474	*,m	Media General, Inc	0
20,140	*	Mistras Group, Inc	405,821
52,272		Mobile Mini, Inc	1,609,978
39,369		MSA Safety, Inc	3,155,819
16,051		Multi-Color Corp	1,292,106
55,924	*	Navigant Consulting, Inc	946,793
9,268	*	NL Industries, Inc	72,290
59,991	*	On Assignment, Inc	2,954,557
13,965	*	Pendrell Corp	97,476
36,471		Quad Graphics, Inc	819,139
33,622		Resources Connection, Inc	448,854
52,975	*	RPX Corp	724,168
83,231		RR Donnelley & Sons Co	1,028,735
20,424	*	SP Plus Corp	667,865
100,076		Steelcase, Inc (Class A)	1,366,037
34,312	*	Team, Inc	492,377
67,476		Tetra Tech, Inc	3,201,736
47,886	*	TriNet Group, Inc	1,676,010
49,132	*	TrueBlue, Inc	1,255,323
17,998		Unifirst Corp	2,560,216
25,624		US Ecology, Inc	1,329,886
24,045		Viad Corp	1,287,610
10,321		VSE Corp	535,144
43,967	*	WageWorks, Inc	2,866,648
50,547		West Corp	1,181,283
8,737	*	Willdan Group, Inc	293,651
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	86,397,018

CONSUMER DURABLES & APPAREL - 2.6%
27,049		Acushnet Holdings Corp	499,595
65,611	*,e	American Outdoor Brands Corp	1,356,179
12,138		Bassett Furniture Industries, Inc	451,534
37,278	*	Beazer Homes USA, Inc	494,306
24,098	*	Black Diamond, Inc	156,637
109,412		Callaway Golf Co	1,392,815
9,964	*	Cavco Industries, Inc	1,299,306
20,170	*	Century Communities, Inc	522,403
34,281		Columbia Sportswear Co	2,076,743
88,662	*	CROCS, Inc	703,976
11,208		CSS Industries, Inc	300,038
12,782		Culp, Inc	383,460
37,225	*	Deckers Outdoor Corp	2,414,413
7,803	*	Delta Apparel, Inc	164,097
12,451		Escalade, Inc	153,770
29,152		Ethan Allen Interiors, Inc	934,322
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,919		Flexsteel Industries, Inc	$499,286
50,398	*	Fossil Group, Inc	566,977
50,517	*	G-III Apparel Group Ltd	1,314,958
124,946	*,e	GoPro, Inc	1,029,555
27,060	*	Green Brick Partners, Inc	304,425
32,203	*	Helen of Troy Ltd	3,244,452
13,290		Hooker Furniture Corp	560,838
147,864	*	Hovnanian Enterprises, Inc (Class A)	325,301
58,559	*	Iconix Brand Group, Inc	390,589
25,213	*	Installed Building Products Inc	1,356,459
31,177	*	iRobot Corp	3,289,485
5,691		Johnson Outdoors, Inc	287,509
98,722		KB Home	2,262,708
56,670		La-Z-Boy, Inc	1,915,446
20,219	*,e	LGI Homes, Inc	895,702
28,328		Libbey, Inc	254,952
11,479		Lifetime Brands, Inc	217,527
27,925	*	M/I Homes, Inc	724,374
20,826	*	Malibu Boats Inc	595,832
9,223		Marine Products Corp	133,918
21,602		MCBC Holdings, Inc	399,637
49,477		MDC Holdings, Inc	1,696,566
45,274	*	Meritage Homes Corp	1,844,915
17,997		Movado Group, Inc	442,726
4,690		Nacco Industries, Inc (Class A)	307,664
35,512	*	Nautilus, Inc	625,011
15,085	*	New Home Co Inc	163,069
19,614		Oxford Industries, Inc	1,238,232
15,421	*	Perry Ellis International, Inc	302,868
48,257	*,e	Sequential Brands Group, Inc	154,905
69,668	*	Steven Madden Ltd	2,856,388
20,004	e	Sturm Ruger & Co, Inc	1,152,230
10,648		Superior Uniform Group, Inc	237,770
71,667	*	Taylor Morrison Home Corp	1,621,108
43,418	*	TopBuild Corp	2,291,602
185,389	*	TRI Pointe Homes, Inc	2,465,674
8,797	*	UCP, Inc (Class A)	98,087
18,157	*	Unifi, Inc	594,823
16,526	*	Universal Electronics, Inc	1,131,205
24,025	*	Vera Bradley, Inc	242,172
67,996	*	Vista Outdoor, Inc	1,570,028
7,194		Weyco Group, Inc	200,569
28,011	*	William Lyon Homes, Inc	633,329
111,306		Wolverine World Wide, Inc	3,138,829
32,007	*	Zagg, Inc	270,459
		TOTAL CONSUMER DURABLES & APPAREL	59,153,753

CONSUMER SERVICES - 4.0%
73,272	*	Adtalem Global Education, Inc	2,381,340
18,794	*	American Public Education, Inc	400,312
12,752	*	Ascent Media Corp (Series A)	215,509
104,748	*	Belmond Ltd.	1,366,961
24,720	*	BJ’s Restaurants, Inc	872,616
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

116,892		Bloomin’ Brands, Inc	$2,037,428
23,303		Bob Evans Farms, Inc	1,612,102
20,371	*	Bojangles’, Inc	270,934
96,713		Boyd Gaming Corp	2,423,628
22,506	*	Bridgepoint Education, Inc	218,533
58,523		Brinker International, Inc	2,075,811
19,168	*	Buffalo Wild Wings, Inc	2,060,560
56,967	*	Caesars Acquisition Co	1,105,160
66,587	*,e	Caesars Entertainment Corp	822,349
16,090	*	Cambium Learning Group, Inc	79,163
13,681		Capella Education Co	939,885
79,280	*	Career Education Corp	666,745
18,014		Carriage Services, Inc	439,361
40,523	*	Carrols Restaurant Group, Inc	494,381
25,429	*	Century Casinos, Inc	182,835
53,031		Cheesecake Factory	2,523,215
97,966	*,e	Chegg, Inc	1,356,829
15,966		Churchill Downs, Inc	2,986,440
19,485	*	Chuy’s Holdings, Inc	458,872
75,047		ClubCorp Holdings, Inc	1,272,047
9,036		Collectors Universe	224,816
22,692	e	Cracker Barrel Old Country Store, Inc	3,527,471
49,284	*	Dave & Buster’s Entertainment, Inc	3,061,029
25,732	*	Del Frisco’s Restaurant Group, Inc	365,394
38,713	*	Del Taco Restaurants, Inc	506,753
80,428	*	Denny’s Corp	913,662
20,317	e	DineEquity, Inc	835,841
79,373	*	Drive Shack, Inc	242,881
22,879	*	El Pollo Loco Holdings, Inc	297,427
55,139	*	Eldorado Resorts, Inc	1,124,836
3,992	*	Empire Resorts, Inc	91,217
30,326	*	Fiesta Restaurant Group, Inc	509,477
11,048	*	Fogo De Chao, Inc	149,700
12,435		Golden Entertainment, Inc	255,912
55,382	*	Grand Canyon Education, Inc	4,074,454
23,667	*,e	Habit Restaurants, Inc	389,322
122,844	*	Houghton Mifflin Harcourt Co	1,467,986
125,640		ILG, Inc	3,330,716
29,137		International Speedway Corp (Class A)	1,043,105
14,997	*	Intrawest Resorts Holdings Inc	356,179
16,109	*	J Alexander’s Holdings, Inc	169,950
37,380		Jack in the Box, Inc	3,467,369
40,157	*	K12, Inc	711,180
97,172	*	La Quinta Holdings, Inc	1,448,835
41,361	*	Laureate Education, Inc	703,964
7,785		Liberty Tax, Inc	109,769
23,604	*	Lindblad Expeditions Holdings, Inc	236,276
21,890		Marcus Corp	595,408
25,861		Marriott Vacations Worldwide Corp	3,021,858
12,576	*	Monarch Casino & Resort, Inc	416,140
3,345	*	Nathan’s Famous, Inc	209,063
13,996	*,e	Noodles & Co	53,885
32,083		Papa John’s International, Inc	2,288,480
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

99,525	*	Penn National Gaming, Inc	$2,006,424
62,936	*	Pinnacle Entertainment, Inc	1,195,784
99,110		Planet Fitness, Inc	2,245,833
27,002	*	Potbelly Corp	310,523
10,626	e	RCI Hospitality Holdings, Inc	241,104
20,975	*	Red Lion Hotels Corp	149,971
15,348	*	Red Robin Gourmet Burgers, Inc	917,810
79,766		Red Rock Resorts, Inc	1,906,407
41,909	*	Regis Corp	441,302
66,949	*	Ruby Tuesday, Inc	135,237
35,119		Ruth’s Chris Steak House, Inc	702,380
62,626	*	Scientific Games Corp (Class A)	2,320,293
81,271	e	SeaWorld Entertainment, Inc	1,249,948
25,610	*,e	Shake Shack, Inc	845,386
47,900	e	Sonic Corp	1,133,314
44,860	*	Sotheby’s (Class A)	2,538,627
13,226		Speedway Motorsports, Inc	281,185
1,170	*	Steak N Shake Co	437,954
12,625		Strayer Education, Inc	992,578
79,027		Texas Roadhouse, Inc (Class A)	3,737,977
32,833	*,e	Weight Watchers International, Inc	1,176,078
33,933		Wingstop, Inc	1,018,329
21,808	*,e	Zoe’s Kitchen, Inc	246,648
		TOTAL CONSUMER SERVICES	91,694,463

DIVERSIFIED FINANCIALS - 3.1%
32,318		AG Mortgage Investment Trust	594,974
111,193		Anworth Mortgage Asset Corp	669,382
108,026		Apollo Commercial Real Estate Finance, Inc	1,947,709
32,219		Ares Commercial Real Estate Corp	412,403
26,698	e	Arlington Asset Investment Corp (Class A)	344,404
43,666		ARMOUR Residential REIT, Inc	1,103,003
52,204		Artisan Partners Asset Management, Inc	1,735,783
5,894		Associated Capital Group, Inc	197,744
15,891		B. Riley Financial, Inc	309,080
113,764		Capstead Mortgage Corp	1,112,612
13,666		Cherry Hill Mortgage Investment Corp	262,251
24,839		Cohen & Steers, Inc	1,003,496
29,978	*	Cowen Group, Inc	479,648
178,448		CYS Investments, Inc	1,518,592
3,718		Diamond Hill Investment Group, Inc	734,305
30,761	*	Donnelley Financial Solutions, Inc	713,655
53,430		Dynex Capital, Inc	369,201
16,871	*	Elevate Credit, Inc	138,848
9,630		Ellington Residential Mortgage REIT	142,813
28,331	*,e	Encore Capital Group, Inc	1,136,073
38,757	*	Enova International, Inc	561,976
48,325		Evercore Partners, Inc (Class A)	3,800,761
59,886	*	Ezcorp, Inc (Class A)	467,111
5,533	e	Fifth Street Asset Management, Inc	22,685
68,961		Financial Engines, Inc	2,651,550
56,000		FirstCash, Inc	3,256,400
74,158	*	FNFV Group	1,279,225
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,779		Gain Capital Holdings, Inc	$287,047
5,392		GAMCO Investors, Inc (Class A)	165,588
17,588		Great Ajax Corp	244,825
53,721	*	Green Dot Corp	2,161,733
32,171		Greenhill & Co, Inc	595,164
16,216		Hamilton Lane, Inc	364,211
58,754		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,366,031
25,973		Houlihan Lokey, Inc	965,676
17,814	*	INTL FCStone, Inc	697,062
132,234		Invesco Mortgage Capital, Inc	2,199,051
39,126		Investment Technology Group, Inc	863,511
29,520	e	iShares Russell 2000 Index Fund	4,177,375
12,191	e	KKR Real Estate Finance Trust, Inc	249,916
83,943		Ladder Capital Corp	1,104,690
127,467	*	Ladenburg Thalmann Financial Services, Inc	290,625
373,315	*	LendingClub Corp	1,892,707
11,119		Marlin Business Services Corp	289,094
5,657		Medley Management, Inc	36,205
29,964		Moelis & Co	1,225,528
53,541		MTGE Investment Corp	995,863
23,350		Nelnet, Inc (Class A)	1,146,252
132,303		New York Mortgage Trust, Inc	836,155
35,784		NewStar Financial, Inc	391,477
64,485		OM Asset Management plc	971,789
60,523	*	On Deck Capital, Inc	260,249
12,657		Oppenheimer Holdings, Inc	199,348
39,141		Orchid Island Capital, Inc	373,014
12,075		Owens Realty Mortgage, Inc	208,777
77,160		PennyMac Mortgage Investment Trust	1,358,016
27,062	*	Pico Holdings, Inc	439,758
17,102		Piper Jaffray Cos	1,067,165
21,172		PJT Partners, Inc	918,441
53,974	*	PRA Group, Inc	2,115,781
19,726		Pzena Investment Management, Inc (Class A)	208,109
90,076		Redwood Trust, Inc	1,555,613
12,014	*	Regional Management Corp	288,216
35,297		Resource Capital Corp	361,794
23,190	*	Safeguard Scientifics, Inc	275,961
8,405		Silvercrest Asset Management Group, Inc	106,323
78,765	*	Stifel Financial Corp	4,005,200
29,168		Tiptree Financial, Inc	199,801
1,276		Value Line, Inc	22,572
29,013	e	Virtu Financial, Inc	480,165
7,982		Virtus Investment Partners, Inc	940,280
95,396		Waddell & Reed Financial, Inc (Class A)	1,971,835
48,328		Western Asset Mortgage Capital Corp	502,128
9,732		Westwood Holdings Group, Inc	573,701
843	*,e,m	Wins Finance Holdings, Inc	132,772
134,858	e	WisdomTree Investments, Inc	1,407,918
6,913	*	World Acceptance Corp	522,415
19,482		ZAIS Financial Corp	288,334
		TOTAL DIVERSIFIED FINANCIALS	71,266,945

260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

ENERGY - 3.6%
178,075	*	Abraxas Petroleum Corp	$316,973
2,617		Adams Resources & Energy, Inc	99,420
50,922	*,e	Approach Resources, Inc	159,386
25,719		Arch Coal, Inc	1,956,444
82,718		Archrock, Inc	905,762
33,506		Ardmore Shipping Corp	266,373
90,053	*,e	Atwood Oceanics, Inc	707,817
20,427	*	Basic Energy Services, Inc	457,565
88,257	*	Bill Barrett Corp	298,309
24,238	*	Bonanza Creek Energy, Inc	703,871
37,739	e	Bristow Group, Inc	278,136
54,411	*	C&J Energy Services, Inc	1,759,652
49,973	*,e	California Resources Corp	405,781
237,545	*	Callon Petroleum Co	2,689,009
27,152	*,e	CARBO Ceramics, Inc	191,965
74,071	*	Carrizo Oil & Gas, Inc	1,167,359
159,866	*	Clean Energy Fuels Corp	418,849
86,813	*	Cloud Peak Energy, Inc	300,373
29,959	*	Contango Oil & Gas Co	179,754
18,813	e	CVR Energy, Inc	355,754
91,849		Delek US Holdings, Inc	2,398,177
461,125	*	Denbury Resources, Inc	673,242
90,344		DHT Holdings, Inc	375,831
77,378	*,e	Diamond Offshore Drilling, Inc	961,035
22,286	*	Dorian LPG Ltd	160,459
44,503	*	Dril-Quip, Inc	1,984,834
10,820	*,e	Earthstone Energy, Inc	106,793
102,621	*	Eclipse Resources Corp	288,365
34,714	*	Energy XXI Gulf Coast, Inc	686,990
362,452		Ensco plc	1,917,371
44,712	*,e	EP Energy Corp	151,127
23,812	*	Era Group, Inc	208,593
32,073		Evolution Petroleum Corp	275,828
37,718	*	Exterran Corp	1,044,411
179,381	*,e	Fairmount Santrol Holdings, Inc	523,792
81,041	*	Forum Energy Technologies, Inc	1,073,793
58,496	e	Frank’s International NV	473,818
89,961	e	Frontline Ltd	515,476
48,376	e	GasLog Ltd	882,862
204,445	*,e	Gastar Exploration, Inc	175,823
55,272	*	Gener8 Maritime, Inc	295,705
15,157	*	Geospace Technologies Corp	233,266
113,170	e	Golar LNG Ltd	2,694,578
45,094		Green Plains Renewable Energy, Inc	890,606
15,748		Gulf Island Fabrication, Inc	179,527
71,747	*	Halcon Resources Corp	470,660
17,984		Hallador Energy Co	123,910
165,109	*	Helix Energy Solutions Group, Inc	1,079,813
39,698	*	Independence Contract Drilling, Inc	153,631
34,321	*	International Seaways, Inc	782,862
815	*,e	Isramco, Inc	93,847
37,925	*	Jagged Peak Energy, Inc	537,018
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,450	*,e	Jones Energy, Inc (Class A)	$56,175
37,178	*,e	Keane Group, Inc	569,939
12,112	*,e	Key Energy Services, Inc	227,948
50,009	*,e	Lilis Energy, Inc	226,541
9,634	*	Mammoth Energy Services, Inc	141,331
106,776	*	Matador Resources Co	2,590,386
31,260	*	Matrix Service Co	323,541
333,275	*	McDermott International, Inc	2,256,272
13,171	*	Midstates Petroleum Co, Inc	186,765
14,645	*	Natural Gas Services Group, Inc	365,393
101,438		Navios Maritime Acq Corp	143,028
12,987	*	NCS Multistage Holdings, Inc	291,558
104,339	*	Newpark Resources, Inc	871,231
286,418		Noble Corp plc	1,145,672
117,430	e	Nordic American Tanker Shipping	690,488
276,700	*	Oasis Petroleum, Inc	2,152,726
61,074	*	Oil States International, Inc	1,517,689
51,818		Overseas Shipholding Group, Inc	159,599
48,082	*	Pacific Ethanol, Inc	300,512
18,403		Panhandle Oil and Gas, Inc (Class A)	404,866
37,839	*	Par Pacific Holdings, Inc	677,696
155,695	*	Parker Drilling Co	186,834
77,948	*	PDC Energy, Inc	3,676,028
57,564	*	Peabody Energy Corp	1,614,095
16,747	*	Penn Virginia Corp	643,252
13,161	*	PHI, Inc	127,662
80,175	*	Pioneer Energy Services Corp	176,385
29,725	*,e	ProPetro Holding Corp	386,425
45,105	*	Renewable Energy Group, Inc	563,812
25,407	*,e	Resolute Energy Corp	862,822
6,817	*	Rex American Resources Corp	681,564
15,435	*	RigNet, Inc	292,493
53,327	*	Ring Energy, Inc	696,451
2,865	*,e	Rosehill Resources, Inc	22,118
136,980	*	Rowan Cos plc	1,598,557
83,184	*,e	Sanchez Energy Corp	469,158
40,933	*	SandRidge Energy, Inc	790,416
195,136		Scorpio Tankers, Inc	723,955
18,742	*	SEACOR Holdings, Inc	638,915
18,843	*	SEACOR Marine Holdings, Inc	274,731
4,612	*,e	Select Energy Services, Inc	71,624
78,142		SemGroup Corp	2,113,741
71,751	e	Ship Finance International Ltd	975,814
8,148	*	SilverBow Resources, Inc	203,944
25,548	*,e	Smart Sand, Inc	168,106
11,779	*,e	Solaris Oilfield Infrastructure, Inc	153,716
235,994	*	SRC Energy, Inc	2,008,309
22,943	*	Stone Energy Corp	495,110
181,062	*	Superior Energy Services	1,948,227
63,451	e	Teekay Corp	621,820
144,706		Teekay Tankers Ltd (Class A)	260,471
64,359	*,e	Tellurian, Inc	588,885
57,510	*	Tesco Corp	264,546
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

135,908	*	Tetra Technologies, Inc	$381,901
229,686	*	Ultra Petroleum Corp	2,363,469
60,564	*	Unit Corp	1,088,941
160,189	*,e	Uranium Energy Corp	256,302
96,309		US Silica Holdings Inc	2,805,481
106,992	*,e	W&T Offshore, Inc	209,704
19,645	*	Westmoreland Coal Co	84,670
23,044	*,e	WildHorse Resource Development Corp	304,642
44,518	*	Willbros Group, Inc	90,817
		TOTAL ENERGY	83,217,864

FOOD & STAPLES RETAILING - 0.5%
31,434		Andersons, Inc	1,082,901
23,613	*	Chefs’ Warehouse Holdings, Inc	342,389
16,394		Ingles Markets, Inc (Class A)	483,623
11,393	*	Natural Grocers by Vitamin C	100,372
83,665	*	Performance Food Group Co	2,409,552
25,980		Pricesmart, Inc	2,188,815
26,085	*	Smart & Final Stores, Inc	224,331
44,647		Spartan Stores, Inc	1,238,508
319,463	*	Supervalu, Inc	1,143,678
59,648	*	United Natural Foods, Inc	2,298,237
9,198		Village Super Market (Class A)	227,467
11,104		Weis Markets, Inc	525,330
		TOTAL FOOD & STAPLES RETAILING	12,265,203

FOOD, BEVERAGE & TOBACCO - 1.7%
3,815		Alico, Inc	115,213
38,891	*,e	Amplify Snack Brands, Inc	406,800
77,485		B&G Foods, Inc (Class A)	2,808,831
10,493	*	Boston Beer Co, Inc (Class A)	1,645,302
18,781		Calavo Growers, Inc	1,390,733
36,963	*,e	Cal-Maine Foods, Inc	1,410,138
102,357	*,e	Castle Brands, Inc	183,219
5,506		Coca-Cola Bottling Co Consolidated	1,321,936
15,091	*	Craft Brewers Alliance, Inc	264,092
193,722	*	Darling International, Inc	3,151,857
106,451		Dean Foods Co	1,596,765
10,212	*	Farmer Bros Co	318,104
38,808		Fresh Del Monte Produce, Inc	1,997,448
28,710	*	Freshpet, Inc	489,506
93,544	*	Hostess Brands, Inc	1,429,352
17,737		J&J Snack Foods Corp	2,330,642
10,081		John B. Sanfilippo & Son, Inc	648,410
22,187		Lancaster Colony Corp	2,720,570
31,585	*	Landec Corp	388,496
6,655	*	Lifeway Foods, Inc	61,026
14,621		Limoneira Co	332,774
15,196	e	Mgp Ingredients, Inc	895,956
13,908		National Beverage Corp	1,420,285
26,427		Omega Protein Corp	422,832
29,717	*	Primo Water Corp	368,788
23,747	e	Sanderson Farms, Inc	3,104,920
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,108	*	Seneca Foods Corp	$232,700
101,536		Snyder’s-Lance, Inc	3,532,437
19,816	e	Tootsie Roll Industries, Inc	737,155
5,540	*	Turning Point Brands, Inc	85,427
29,026		Universal Corp	1,856,213
109,233		Vector Group Ltd	2,198,860
		TOTAL FOOD, BEVERAGE & TOBACCO	39,866,787

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
13,836	*	AAC Holdings, Inc	86,752
26,185		Abaxis, Inc	1,230,695
95,674	*	Accuray, Inc	406,614
34,765		Aceto Corp	586,833
9,018	*	Addus HomeCare Corp	306,161
214,007	*	Allscripts Healthcare Solutions, Inc	2,634,426
14,990	*	Almost Family, Inc	741,255
33,341	*	Amedisys, Inc	1,579,030
11,409	*,e	American Renal Associates Holdings, Inc	195,094
55,432	*	AMN Healthcare Services, Inc	2,045,441
14,900		Analogic Corp	1,045,980
42,908	*	Angiodynamics, Inc	697,255
17,095	*	Anika Therapeutics, Inc	874,580
168,761	*	Antares Pharma, Inc	529,910
37,600	*	AtriCure, Inc	911,048
1,661		Atrion Corp	1,050,084
32,054	*	AxoGen, Inc	506,453
135,192	*,e	BioScrip, Inc	390,705
32,863	*	BioTelemetry, Inc	1,123,915
42,597		Cantel Medical Corp	3,160,697
28,891	*	Capital Senior Living Corp	398,696
37,414	*	Cardiovascular Systems, Inc	1,180,412
75,088	*,e	Castlight Health, Inc	322,878
121,010	*,e	Cerus Corp	273,483
18,566		Chemed Corp	3,666,785
18,740	*	Civitas Solutions, Inc	334,509
113,135	*	Community Health Systems, Inc	808,915
13,516	e	Computer Programs & Systems, Inc	414,265
45,074	*	ConforMIS, Inc	225,821
32,155		Conmed Corp	1,650,195
93,990	*,e	Corindus Vascular Robotics, Inc	156,023
11,151	*	Corvel Corp	530,230
31,155	*	Cotiviti Holdings, Inc	1,341,223
41,163	*	Cross Country Healthcare, Inc	484,077
38,323	*	CryoLife, Inc	718,556
15,490	*	Cutera, Inc	403,514
55,746	*	Diplomat Pharmacy, Inc	884,689
96,080	*	Endologix, Inc	469,831
57,415		Ensign Group, Inc	1,284,374
14,265	*,e	Entellus Medical, Inc	250,351
45,142	*	Evolent Health, Inc	1,115,007
12,544	*	Exactech, Inc	365,658
7,193	*	FONAR Corp	184,860
37,725	*	Genesis Health Care, Inc	54,324
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,638	*	GenMark Diagnostics, Inc	$610,878
33,499	*	Glaukos Corp	1,345,990
83,280	*	Globus Medical, Inc	2,560,860
61,880	*	Haemonetics Corp	2,545,124
54,981	*	Halyard Health, Inc	2,211,336
58,854	*	HealthEquity, Inc	2,699,633
105,412		Healthsouth Corp	4,486,335
30,569	*	HealthStream, Inc	722,040
98,417	*	HMS Holdings Corp	1,976,213
17,744	*	ICU Medical, Inc	3,050,194
19,977	*	Inogen Inc	1,885,429
73,166	*,e	Inovalon Holdings, Inc	929,208
68,660	*	Insulet Corp	3,454,285
36,321	*	Integer Holding Corp	1,663,502
72,670	*	Integra LifeSciences Holdings Corp	3,608,792
38,079		Invacare Corp	595,936
16,209	*	iRhythm Technologies, Inc	670,404
47,466	*	K2M Group Holdings, Inc	1,154,848
98,117		Kindred Healthcare, Inc	878,147
10,693		Landauer, Inc	582,234
30,473	*	Lantheus Holdings, Inc	562,227
17,437		LeMaitre Vascular, Inc	628,953
18,793	*	LHC Group, Inc	1,088,115
56,917	*	LivaNova plc	3,468,522
27,953	*	Magellan Health Services, Inc	2,083,896
52,926	*	Masimo Corp	5,006,800
66,246	*	Medidata Solutions, Inc	5,088,355
48,932		Meridian Bioscience, Inc	663,029
57,860	*	Merit Medical Systems, Inc	2,372,260
51,956	*	Molina Healthcare, Inc	3,470,661
20,810	*,e	NantHealth, Inc	89,067
13,284		National Healthcare Corp	865,718
10,966		National Research Corp	322,400
38,007	*	Natus Medical, Inc	1,337,846
43,750	*	Neogen Corp	2,881,813
32,649	*	Nevro Corp	2,809,773
67,655	*,e	Novocure Ltd	1,393,693
59,871	*	NuVasive, Inc	3,938,913
76,152	*	NxStage Medical, Inc	1,793,380
9,138	*,e	Obalon Therapeutics, Inc	77,673
43,159	*	Omnicell, Inc	2,140,686
66,173	*	OraSure Technologies, Inc	1,160,674
20,282	*	Orthofix International NV	879,833
71,499		Owens & Minor, Inc	2,304,413
26,771	*	Oxford Immunotec Global plc	449,753
34,542	*	Penumbra, Inc	2,820,354
35,391	*	PharMerica Corp	890,084
13,475	*	Providence Service Corp	694,502
10,716	*,e	Pulse Biosciences, Inc	208,212
62,161	*	Quality Systems, Inc	1,062,953
32,231	*	Quidel Corp	1,031,070
31,499	*	Quotient Ltd	173,874
117,885	*,e	R1 RCM, Inc	399,630
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,392	*	RadNet, Inc	$334,118
56,389	*,e	Rockwell Medical, Inc	402,054
65,561	*	RTI Biologics, Inc	373,698
126,173	*	Select Medical Holdings Corp	2,044,003
16,751	*,e	Sientra, Inc	172,200
12,818		Simulations Plus, Inc	189,706
50,927	*	Spectranetics Corp	1,960,690
48,836	*	Staar Surgical Co	500,569
22,611	*	Surgery Partners, Inc	448,828
15,380	*	SurModics, Inc	404,494
10,949	*	Tabula Rasa HealthCare, Inc	170,804
10,762	*,e	Tactile Systems Technology, Inc	318,017
63,240	*	Teladoc, Inc	2,074,272
96,661	*,e	Tenet Healthcare Corp	1,677,068
42,804	*	Tivity Health, Inc	1,697,179
26,953	*	Triple-S Management Corp (Class B)	417,232
14,224		US Physical Therapy, Inc	897,534
4,059		Utah Medical Products, Inc	280,477
44,825	*	Varex Imaging Corp	1,382,851
34,416	*,e	ViewRay, Inc	162,788
17,568	*,e	Viveve Medical, Inc	116,124
32,825	*	Vocera Communications, Inc	895,138
123,407	*	Wright Medical Group NV	3,241,902
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	149,573,870

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
12,748	*	Central Garden & Pet Co	407,936
41,272	*	Central Garden and Pet Co (Class A)	1,269,527
24,335	*,e	elf Beauty, Inc	617,379
139,993	*	HRG Group, Inc	2,319,684
20,344		Inter Parfums, Inc	789,347
12,324		Medifast, Inc	526,112
8,350	e	Natural Health Trends Corp	205,661
12,223		Nature’s Sunshine Products, Inc	154,621
9,418		Nutraceutical International Corp	393,672
5,962		Oil-Dri Corp of America	246,588
11,813	e	Orchids Paper Products Co	133,014
13,484	*	Revlon, Inc (Class A)	263,612
13,523	*	USANA Health Sciences, Inc	772,163
16,203		WD-40 Co	1,728,050
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,827,366

INSURANCE - 2.5%
53,512	*	AMBAC Financial Group, Inc	1,093,250
102,033		American Equity Investment Life Holding Co	2,732,444
22,684		Amerisafe, Inc	1,310,001
101,397	e	Amtrust Financial Services, Inc	1,622,352
34,076		Argo Group International Holdings Ltd	2,042,856
12,458	*	Atlas Financial Holdings, Inc	192,476
11,413		Baldwin & Lyons, Inc (Class B)	267,064
8,022		Blue Capital Reinsurance Holdings Ltd	154,825
56,176	*,e	Citizens, Inc (Class A)	452,217
202,210		Conseco, Inc	4,626,565
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,063		Crawford & Co (Class B)	$126,286
9,879		Donegal Group, Inc (Class A)	148,975
18,328	*	eHealth, Inc	311,759
10,262		EMC Insurance Group, Inc	284,257
37,247		Employers Holdings, Inc	1,614,658
13,252	*	Enstar Group Ltd	2,684,855
11,939		FBL Financial Group, Inc (Class A)	810,658
14,441		Federated National Holding Co	229,901
13,245	e	Fidelity & Guaranty Life	412,582
590,708	*	Genworth Financial, Inc (Class A)	2,026,129
9,538	*	Global Indemnity Ltd	369,693
35,453	*	Greenlight Capital Re Ltd (Class A)	758,694
17,649	*	Hallmark Financial Services	198,551
9,313		HCI Group, Inc	419,923
13,101	*	Health Insurance Innovations, Inc	367,483
31,219		Heritage Insurance Holdings, Inc	393,672
48,297		Horace Mann Educators Corp	1,782,159
7,770		Independence Holding Co	172,494
12,863		Infinity Property & Casualty Corp	1,286,943
1,658		Investors Title Co	292,670
21,630		James River Group Holdings Ltd	868,661
46,504		Kemper Corp	1,825,282
10,652	e	Kingstone Cos, Inc	175,758
17,002		Kinsale Capital Group, Inc	661,718
85,136		Maiden Holdings Ltd	945,010
146,956	*	MBIA, Inc	1,494,543
57,981		National General Holdings Corp	1,229,777
2,687		National Western Life Group, Inc	904,417
24,188		Navigators Group, Inc	1,378,716
12,045	*,e	NI Holdings, Inc	216,569
23,411		OneBeacon Insurance Group Ltd (Class A)	428,890
53,498		Primerica, Inc	4,336,013
45,404		RLI Corp	2,636,156
17,046		Safety Insurance Group, Inc	1,209,414
67,920		Selective Insurance Group, Inc	3,440,148
18,628		State Auto Financial Corp	480,416
34,640		State National Cos, Inc	723,283
24,563		Stewart Information Services Corp	965,326
89,564	*	Third Point Reinsurance Ltd	1,303,156
26,383	*,e	Trupanion, Inc	628,443
25,058		United Fire & Casualty Co	1,130,617
19,764		United Insurance Holdings Corp	315,433
36,964		Universal Insurance Holdings, Inc	881,591
		TOTAL INSURANCE	57,365,729

MATERIALS - 4.4%
33,879		A. Schulman, Inc	891,018
24,291	e	Advanced Emissions Solutions, Inc	261,128
35,037	*	AdvanSix, Inc	1,173,039
25,962	*	AgroFresh Solutions, Inc	202,504
375,092	*	AK Steel Holding Corp	2,123,021
127,924	e	Allegheny Technologies, Inc	2,422,881
33,891		American Vanguard Corp	599,871
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,517		Ampco-Pittsburgh Corp	$151,971
37,350		Balchem Corp	2,898,360
46,106	*	Boise Cascade Co	1,399,317
59,730		Calgon Carbon Corp	955,680
54,525		Carpenter Technology Corp	2,204,446
58,486	*	Century Aluminum Co	981,395
8,500		Chase Corp	918,425
19,026	*	Clearwater Paper Corp	935,128
350,914	*	Cliffs Natural Resources, Inc	2,709,056
50,107	*	Codexis, Inc	270,578
212,512	*	Coeur Mining, Inc	1,759,599
135,745		Commercial Metals Co	2,524,857
39,940	e	Compass Minerals International, Inc	2,757,857
8,563	*	Core Molding Technologies, Inc	163,296
12,877		Deltic Timber Corp	928,818
98,266	*	Ferro Corp	1,890,638
69,112	*,m	Ferroglobe plc	0
65,118	*,e	Flotek Industries, Inc	548,294
21,208	*,e	Forterra, Inc	189,387
29,899		FutureFuel Corp	435,329
84,472	*	GCP Applied Technologies, Inc	2,559,502
61,329	*	Gold Resource Corp	260,035
6,597		Greif, Inc	395,160
29,921		Greif, Inc (Class A)	1,678,269
59,407		H.B. Fuller Co	3,060,649
3,472	*	Handy & Harman Ltd	114,923
11,299		Hawkins, Inc	507,890
14,471		Haynes International, Inc	452,653
468,678		Hecla Mining Co	2,535,548
50,149	*	Ingevity Corp	2,933,716
22,857		Innophos Holdings, Inc	954,737
28,108		Innospec, Inc	1,753,939
111,599	*	Intrepid Potash, Inc	338,145
19,736		Kaiser Aluminum Corp	1,920,115
102,293		Kapstone Paper and Packaging Corp	2,338,418
206,237	*	Klondex Mines Ltd	657,896
10,911		KMG Chemicals, Inc	552,315
24,225	*	Koppers Holdings, Inc	879,367
35,036	*	Kraton Polymers LLC	1,303,339
27,222		Kronos Worldwide, Inc	580,373
170,814	*	Louisiana-Pacific Corp	4,289,139
23,900	*,e	LSB Industries, Inc	169,212
23,293		Materion Corp	895,616
41,523		Minerals Technologies, Inc	2,939,828
27,177		Myers Industries, Inc	462,009
19,477		Neenah Paper, Inc	1,556,212
10,497		Olympic Steel, Inc	179,394
51,140	*	Omnova Solutions, Inc	480,716
50,957		PH Glatfelter Co	1,043,090
96,045		PolyOne Corp	3,513,326
15,278		Quaker Chemical Corp	2,167,490
7,201	*,e	Ramaco Resources, Inc	45,438
50,730		Rayonier Advanced Materials, Inc	756,384
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,153	*	Ryerson Holding Corp	$157,023
31,310		Schnitzer Steel Industries, Inc (Class A)	807,798
35,637		Schweitzer-Mauduit International, Inc	1,369,174
52,247		Sensient Technologies Corp	3,885,087
23,459		Stepan Co	1,927,626
126,281	*	Summit Materials, Inc	3,591,432
76,885	*	SunCoke Energy, Inc	688,121
46,631	*	TimkenSteel Corp	740,967
23,980	*	Trecora Resources	276,969
30,330		Tredegar Corp	457,983
52,394		Trinseo S.A.	3,683,298
76,236		Tronox Ltd	1,477,454
7,781	*	UFP Technologies, Inc	224,482
2,097		United States Lime & Minerals, Inc	170,318
18,132	*,e	US Concrete, Inc	1,420,642
30,035		Valhi, Inc	96,412
38,973	*	Verso Corp	186,291
19,765		Warrior Met Coal, Inc	432,063
53,054	*	Worthington Industries, Inc	2,688,246
		TOTAL MATERIALS	100,852,122

MEDIA - 1.4%
65,615		AMC Entertainment Holdings, Inc	1,338,546
5,375	e	Beasley Broadcasting Group, Inc	56,438
99,404	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	432,407
41,972		Clear Channel Outdoor Holdings, Inc (Class A)	212,798
1,313	*,e	Daily Journal Corp	268,902
18,361		Emerald Expositions Events, Inc	420,283
32,754	e	Entercom Communications Corp (Class A)	322,627
76,986		Entravision Communications Corp (Class A)	500,409
32,061	*,e	Eros International plc	320,610
68,689	*	EW Scripps Co (Class A)	1,349,739
133,631		Gannett Co, Inc	1,198,670
61,612	*,e	Global Eagle Entertainment, Inc	194,694
76,022	*	Gray Television, Inc	1,132,728
18,241	*	Hemisphere Media Group, Inc	228,013
68,535	*	Imax Corp	1,466,649
11,678	*	Liberty Braves Group (Class A)	294,753
40,233	*	Liberty Braves Group (Class C)	1,015,079
15,097	*	Loral Space & Communications, Inc	702,765
66,270		MDC Partners, Inc	656,073
46,704		Meredith Corp	2,776,553
70,095	*	MSG Networks, Inc	1,500,033
72,367		National CineMedia, Inc	517,424
59,760		New Media Investment Group, Inc	833,054
147,931		New York Times Co (Class A)	2,810,689
53,643		Nexstar Broadcasting Group, Inc (Class A)	3,508,252
20,451	*	Reading International, Inc	326,398
4,295		Saga Communications, Inc	166,861
15,215		Salem Communications	108,787
33,064		Scholastic Corp	1,369,842
85,147		Sinclair Broadcast Group, Inc (Class A)	3,069,549
117,329		Time, Inc	1,648,472

269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,198	*	Townsquare Media, Inc	$112,790
22,998	*	tronc, Inc	293,685
44,701		World Wrestling Entertainment, Inc (Class A)	945,873
		TOTAL MEDIA	32,100,445

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
28,503	*,e	Abeona Therapeutics, Inc	240,850
30,368	*,e	Accelerate Diagnostics, Inc	797,160
38,070	*	Acceleron Pharma, Inc	1,223,950
34,076	*	Achaogen, Inc	647,785
137,470	*	Achillion Pharmaceuticals, Inc	563,627
24,047	*	Aclaris Therapeutics, Inc	692,554
51,653	*	Acorda Therapeutics, Inc	1,118,287
17,416	*	Adamas Pharmaceuticals, Inc	302,168
47,829	*	Aduro Biotech, Inc	614,603
41,772	*,e	Advaxis, Inc	270,265
35,661	*	Aerie Pharmaceuticals, Inc	1,936,392
87,888	*	Agenus, Inc	390,223
41,976	*	Aimmune Therapeutics, Inc	903,324
42,459	*	Akebia Therapeutics, Inc	560,034
30,765	*	Albany Molecular Research, Inc	668,831
56,176	*	Alder Biopharmaceuticals, Inc	603,892
41,723	*	AMAG Pharmaceuticals, Inc	819,857
168,976	*	Amicus Therapeutics, Inc	2,188,239
42,582	*	Amphastar Pharmaceuticals, Inc	735,817
6,620	*	AnaptysBio, Inc	161,065
43,047	*,e	Anavex Life Sciences Corp	174,771
9,356	*	ANI Pharmaceuticals, Inc	455,918
47,646	*	Aratana Therapeutics, Inc	321,611
38,816	*	Ardelyx, Inc	201,843
37,616	*	Arena Pharmaceuticals, Inc	893,756
205,141	*	Array Biopharma, Inc	1,540,609
16,435	*	Assembly Biosciences, Inc	368,308
28,869	*,e	Asterias Biotherapeutics, Inc	102,485
29,869	*,e	Atara Biotherapeutics, Inc	455,502
125,862	*,e	Athersys, Inc	187,534
17,864	*	Audentes Therapeutics, Inc	358,888
28,975	*	Avexis, Inc	2,684,534
34,781	*	Axovant Sciences Ltd	797,181
31,831	*,e	Bellicum Pharmaceuticals, Inc	336,772
95,807	*	BioCryst Pharmaceuticals, Inc	489,574
11,712	*	Biohaven Pharmaceutical Holding Co Ltd	301,701
6,600	*	Biospecifics Technologies Corp	321,090
92,201	*,e	BioTime, Inc	248,943
52,724	*	Bluebird Bio, Inc	4,969,237
45,714	*	Blueprint Medicines Corp	2,392,214
35,916	*	Calithera Biosciences, Inc	549,515
38,195	*	Cambrex Corp	2,329,895
32,084	*,e	Cara Therapeutics Inc	450,459
39,355	*	Cascadian Therapeutics, Inc	160,962
147,881	*	Catalent, Inc	5,131,471
83,695	*,e	Catalyst Pharmaceuticals, Inc	246,063
141,834	*,e	Celldex Therapeutics, Inc	324,800

270

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,381	*	Cempra, Inc	$213,524
28,623	*	ChemoCentryx, Inc	290,237
54,689	*	Chimerix, Inc	271,804
24,340	*	Clearside Biomedical, Inc	209,811
50,907	*	Clovis Oncology, Inc	4,317,423
45,053	*	Coherus Biosciences, Inc	587,942
26,584	*,e	Collegium Pharmaceutical, Inc	318,210
21,103	*	Concert Pharmaceuticals Inc	304,516
30,219	*,e	Contatus Pharmaceuticals, Inc	167,111
52,012	*,e	Corbus Pharmaceuticals Holdings, Inc	309,471
108,627	*	Corcept Therapeutics, Inc	1,354,579
23,459	*	Corium International, Inc	195,413
9,893	*	Corvus Pharmaceuticals, Inc	120,991
134,048	*	Curis, Inc	261,394
48,754	*	Cytokinetics, Inc	684,994
34,166	*	CytomX Therapeutics, Inc	460,899
66,981	*	Depomed, Inc	690,574
45,433	*	Dermira, Inc	1,250,770
161,127	*	Durect Corp	278,750
57,525	*,e	Dynavax Technologies Corp	911,771
9,606	*,e	Eagle Pharmaceuticals, Inc	472,135
22,877	*	Edge Therapeutics, Inc	246,385
39,191	*,e	Editas Medicine, Inc	663,112
39,250	*	Emergent Biosolutions, Inc	1,427,523
18,410	*	Enanta Pharmaceuticals, Inc	701,605
48,178	*	Enzo Biochem, Inc	522,731
48,493	*	Epizyme, Inc	552,820
17,413	*,e	Esperion Thereapeutics, Inc	788,635
129,055	*	Exact Sciences Corp	5,007,334
42,819	*	Fate Therapeutics, Inc	123,747
69,928	*	FibroGen, Inc	2,388,041
32,083	*	Five Prime Therapeutics, Inc	902,816
32,430	*,e	Flexion Therapeutics Inc	739,404
34,764	*	Fluidigm Corp	130,713
39,096	*,e	Fortress Biotech, Inc	173,586
16,818	*,e	Foundation Medicine, Inc	594,516
33,811	*,e	Genocea Biosciences Inc	192,385
23,210	*	Genomic Health, Inc	740,399
175,340	*,e	Geron Corp	464,651
43,204	*	Global Blood Therapeutics, Inc	1,127,624
127,846	*	Halozyme Therapeutics, Inc	1,621,087
53,300	*,e	Heron Therapeutics, Inc	844,805
7,583	*	Heska Corp	830,642
192,473	*	Horizon Pharma plc	2,305,827
129,131	*,e	Idera Pharmaceuticals, Inc	237,601
58,685	*	Ignyta, Inc	557,508
19,619	*	Immune Design Corp	241,314
99,538	*,e	Immunogen, Inc	591,256
119,301	*,e	Immunomedics, Inc	1,021,217
86,105	*	Impax Laboratories, Inc	1,666,132
64,494	*	INC Research Holdings, Inc	3,547,170
88,759	*	Innoviva, Inc	1,217,773
80,510	*,e	Inovio Pharmaceuticals, Inc	447,636

271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

73,491	*	Insmed, Inc	$1,188,349
28,816	*,e	Insys Therapeutics, Inc	330,231
16,668	*	Intellia Therapeutics, Inc	280,689
30,115	*	Intersect ENT, Inc	825,151
39,936	*,e	Intra-Cellular Therapies, Inc	462,060
45,626	*,e	Invitae Corp	423,409
62,562	*	Iovance Biotherapeutics, Inc	365,988
158,663	*	Ironwood Pharmaceuticals, Inc	2,816,268
7,413	*	Jounce Therapeutics, Inc	95,702
39,639	*	Karyopharm Therapeutics, Inc	334,553
96,172	*,e	Keryx Biopharmaceuticals, Inc	674,166
24,603	*	Kindred Biosciences Inc	179,602
57,528	*,e	Kite Pharma, Inc	6,236,610
16,300	*	Kura Oncology, Inc	147,515
20,522	*,e	La Jolla Pharmaceutical Co	608,067
33,486	*,e	Lannett Co, Inc	681,440
50,618	*,e	Lexicon Pharmaceuticals, Inc	825,073
24,023	*	Ligand Pharmaceuticals, Inc (Class B)	2,904,621
23,459	*	Loxo Oncology, Inc	1,696,320
48,826		Luminex Corp	997,515
39,634	*	MacroGenics, Inc	654,754
4,811	*	Madrigal Pharmaceuticals, Inc	74,571
62,114	*	Matinas BioPharma Holdings, Inc	69,568
81,560	*	Medicines Co	3,135,982
38,450	*,e	MediciNova, Inc	200,325
8,685	*	Medpace Holdings, Inc	238,230
157,964	e	Merrimack Pharmaceuticals, Inc	210,092
121,344	*,e	MiMedx Group, Inc	1,815,306
29,493	*,e	Minerva Neurosciences, Inc	196,128
14,724	*	Miragen Therapeutics, Inc	201,424
87,307	*	Momenta Pharmaceuticals, Inc	1,444,931
20,331	*	MyoKardia, Inc	316,147
75,305	*	Myriad Genetics, Inc	1,827,652
20,842	*	NanoString Technologies, Inc	317,007
35,776	*,e	NantKwest, Inc	231,113
36,769	*	Natera, Inc	296,726
175,075	*	Nektar Therapeutics	3,821,887
65,452	*	NeoGenomics, Inc	618,521
21,285	*,e	Neos Therapeutics, Inc	137,288
25,570	*,e	NewLink Genetics Corp	184,615
328,397	*,e	Novavax, Inc	341,533
17,725	*	Novelion Therapeutics, Inc	160,411
33,197	*	Nymox Pharmaceutical Corp	124,821
26,356	*,e	Ocular Therapeutix, Inc	166,833
48,405	*,e	Omeros Corp	1,014,569
4,250	*,e	Oncocyte Corp	16,788
119,432	*,e	Organovo Holdings, Inc	279,471
33,123	*	Otonomy, Inc	622,712
5,970	*,e	Ovid therapeutics, Inc	48,894
98,681	*	Pacific Biosciences of California, Inc	321,700
46,185	*	Pacira Pharmaceuticals, Inc	1,824,308
27,651	*	Paratek Pharmaceuticals, Inc	537,812
59,093	*	Parexel International Corp	5,171,819
272

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

187,085	*	PDL BioPharma, Inc	$424,683
22,325		Phibro Animal Health Corp	852,815
40,136	*	Pieris Pharmaceuticals, Inc	208,707
58,674	*	Portola Pharmaceuticals, Inc	3,620,186
45,776	*	PRA Health Sciences, Inc	3,405,734
62,991	*	Prestige Brands Holdings, Inc	3,378,207
82,822	*	Progenics Pharmaceuticals, Inc	499,417
10,965	*	Protagonist Therapeutics, Inc	133,663
45,394	*,e	Prothena Corp plc	2,803,533
39,136	*	PTC Therapeutics, Inc	806,984
33,881	*	Puma Biotechnology, Inc	3,220,389
13,796	*	Ra Pharmaceuticals, Inc	202,939
43,636	*,e	Radius Health, Inc	1,921,293
10,012	*,e	Reata Pharmaceuticals, Inc	293,151
15,942	*,e	Recro Pharma, Inc	121,319
32,774	*	REGENXBIO, Inc	589,932
40,735	*	Repligen Corp	1,640,398
44,820	*	Retrophin, Inc	907,157
26,304	*	Revance Therapeutics, Inc	598,416
146,467	*	Rigel Pharmaceuticals, Inc	347,127
40,784	*	Sage Therapeutics, Inc	3,252,524
83,788	*	Sangamo Biosciences, Inc	720,577
69,575	*	Sarepta Therapeutics, Inc	2,684,204
60,894	*	Sciclone Pharmaceuticals, Inc	666,789
13,817	*	Selecta Biosciences, Inc	235,442
23,913	*,e	Seres Therapeutics, Inc	323,543
27,282	*	Spark Therapeutics, Inc	1,937,022
91,483	*	Spectrum Pharmaceuticals, Inc	682,463
27,171	*	Stemline Therapeutics, Inc	249,973
25,095	*	Strongbridge Biopharma plc	199,505
27,806	*,e	Sucampo Pharmaceuticals, Inc (Class A)	301,695
55,708	*	Supernus Pharmaceuticals, Inc	2,253,389
10,389	*	Syndax Pharmaceuticals, Inc	125,811
269,179	*,e	Synergy Pharmaceuticals, Inc	1,044,415
14,716	*,e	Syros Pharmaceuticals, Inc	335,819
48,439	*,e	Teligent, Inc	381,699
44,519	*	Tetraphase Pharmaceuticals, Inc	291,154
57,027	*,e	TG Therapeutics, Inc	655,811
182,388	*,e	TherapeuticsMD, Inc	1,030,492
49,642	*,e	Theravance Biopharma, Inc	1,594,997
9,827	*,e	Tocagen, Inc	106,328
63,234	*	Trevena, Inc	165,041
46,675	*	Ultragenyx Pharmaceutical, Inc	3,095,486
51,722	*	Vanda Pharmaceuticals, Inc	804,277
24,961	*	VBI Vaccines, Inc	115,320
27,835	*	Veracyte, Inc	222,680
37,920	*	Versartis, Inc	701,520
16,739	*	Voyager Therapeutics, Inc	137,929
8,113	*	vTv Therapeutics, Inc	35,373
13,995	*,e	WaVe Life Sciences Pte Ltd	277,801
24,300	*,e	XBiotech, Inc	111,537
45,194	*	Xencor Inc	1,055,280
273

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

156,015	*,e	ZIOPHARM Oncology, Inc	$862,763
29,897	*	Zogenix, Inc	358,764
13,359	*,e	Zynerba Pharmaceuticals, Inc	188,362
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	190,403,975

REAL ESTATE - 7.6%
99,926		Acadia Realty Trust	2,971,799
30,457		Agree Realty Corp	1,497,571
55,294		Alexander & Baldwin, Inc	2,318,477
2,545		Alexander’s, Inc	1,107,050
12,985	*,e	Altisource Portfolio Solutions S.A.	338,779
57,995		Altisource Residential Corp	754,515
48,342		American Assets Trust,Inc	1,963,169
53,866		Armada Hoffler Properties, Inc	714,263
33,025		Ashford Hospitality Prime, Inc	342,139
93,265		Ashford Hospitality Trust, Inc	586,637
13,541	*	AV Homes, Inc	217,333
28,266		Bluerock Residential Growth REIT, Inc	380,460
99,675		Care Capital Properties, Inc	2,414,128
85,038		CareTrust REIT, Inc	1,551,093
47,279		CatchMark Timber Trust Inc	544,181
200,479		CBL & Associates Properties, Inc	1,762,210
101,734		Cedar Realty Trust, Inc	526,982
45,512		Chatham Lodging Trust	941,188
69,878		Chesapeake Lodging Trust	1,763,022
36,137		City Office REIT, Inc	459,301
19,188		Clipper Realty, Inc	214,906
15,494		Community Healthcare Trust, Inc	393,083
4,973		Consolidated-Tomoka Land Co	275,703
13,847		CorEnergy Infrastructure Trust, Inc	493,092
494,243		Cousins Properties, Inc	4,542,093
236,737		DiamondRock Hospitality Co	2,765,088
44,555		Easterly Government Properties, Inc	890,654
39,362		EastGroup Properties, Inc	3,431,579
87,025		Education Realty Trust, Inc	3,267,789
39,521		Farmland Partners, Inc	352,923
153,963		FelCor Lodging Trust, Inc	1,136,247
137,677		First Industrial Realty Trust, Inc	4,201,902
69,852		First Potomac Realty Trust	777,453
50,461	*	Forestar Group, Inc	865,406
71,371		Four Corners Property Trust, Inc	1,811,396
124,495		Franklin Street Properties Corp	1,315,912
8,123	*	FRP Holdings, Inc	374,876
144,724		Geo Group, Inc	4,247,649
32,585		Getty Realty Corp	846,558
30,001		Gladstone Commercial Corp	638,421
16,781		Global Medical REIT, Inc	156,063
77,980	*	Global Net Lease, Inc	1,715,560
111,630		Government Properties Income Trust	1,979,200
178,991		Gramercy Property Trust	5,409,108
765		Griffin Land & Nurseries, Inc (Class A)	24,625
136,701		Healthcare Realty Trust, Inc	4,552,143
46,537		Hersha Hospitality Trust	873,034
274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,164		HFF, Inc (Class A)	$1,584,982
83,285		Independence Realty Trust, Inc	842,011
146,381		Investors Real Estate Trust	910,490
83,529	*	iStar Financial, Inc	998,172
10,596		Jernigan Capital, Inc	225,271
97,611		Kennedy-Wilson Holdings, Inc	1,961,981
98,501		Kite Realty Group Trust	2,022,226
134,639		LaSalle Hotel Properties	3,977,236
259,971		Lexington Realty Trust	2,646,505
46,581		LTC Properties, Inc	2,405,443
107,066		Mack-Cali Realty Corp	2,809,412
19,556	*	Marcus & Millichap, Inc	500,634
7,422	*	Maui Land & Pineapple Co, Inc	128,772
35,135		MedEquities Realty Trust, Inc	423,377
83,297		Monmouth Real Estate Investment Corp (Class A)	1,283,607
195,614		Monogram Residential Trust, Inc	2,339,543
47,048		National Health Investors, Inc	3,634,458
52,757		National Storage Affiliates Trust	1,211,301
98,401		New Senior Investment Group, Inc	1,022,386
21,017		NexPoint Residential Trust, Inc	527,317
63,599		NorthStar Realty Europe Corp	821,063
17,770		One Liberty Properties, Inc	436,787
49,661		Parkway, Inc	1,142,700
81,491		Pebblebrook Hotel Trust	2,743,802
81,428		Pennsylvania REIT	968,179
203,776		Physicians Realty Trust	3,794,309
47,882		Potlatch Corp	2,291,154
36,970		Preferred Apartment Communities, Inc	638,472
23,220		PS Business Parks, Inc	3,122,161
54,906		QTS Realty Trust, Inc	2,935,824
111,073	*	Quality Care Properties, Inc	1,868,248
113,214		RAIT Investment Trust	226,428
93,091		Ramco-Gershenson Properties	1,311,652
21,279		Re/Max Holdings, Inc	1,237,374
128,819		Retail Opportunities Investment Corp	2,612,449
76,652		Rexford Industrial Realty, Inc	2,186,115
145,680		RLJ Lodging Trust	3,082,589
8,183		RMR Group, Inc	399,740
52,354		Ryman Hospitality Properties	3,276,837
76,665		Sabra Healthcare REIT, Inc	1,778,628
13,350		Saul Centers, Inc	789,786
74,848		Select Income REIT	1,756,683
29,421		Seritage Growth Properties	1,376,020
57,768	*	St. Joe Co	1,042,712
105,831	*	STAG Industrial, Inc	2,888,128
119,431		Starwood Waypoint Homes	4,175,308
6,939		Stratus Properties, Inc	198,802
121,193		Summit Hotel Properties, Inc	2,172,990
261,086		Sunstone Hotel Investors, Inc	4,250,480
18,060	*	Tejon Ranch Co	378,899
57,908		Terreno Realty Corp	2,004,775
57,153		Tier REIT, Inc	1,056,187
1,971	*	Transcontinental Realty Investors, Inc	50,221
275

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,521	*	Trinity Place Holdings, Inc	$149,571
33,859		UMH Properties, Inc	560,028
15,161		Universal Health Realty Income Trust	1,174,674
116,970		Urban Edge Properties	2,939,456
35,661		Urstadt Biddle Properties, Inc (Class A)	746,741
221,824		Washington Prime Group, Inc	2,000,852
88,974		Washington REIT	2,974,401
44,533		Whitestone REIT	581,156
125,911		Xenia Hotels & Resorts, Inc	2,558,512
		TOTAL REAL ESTATE	174,862,777

RETAILING - 3.1%
30,262	*	1-800-FLOWERS.COM, Inc (Class A)	292,028
74,334		Aaron’s, Inc	3,440,178
81,090		Abercrombie & Fitch Co (Class A)	797,926
190,858		American Eagle Outfitters, Inc	2,259,759
8,685	*,e	America’s Car-Mart, Inc	340,452
22,371	*	Asbury Automotive Group, Inc	1,208,034
204,892	*,e	Ascena Retail Group, Inc	479,447
5,999	*,e	At Home Group, Inc	136,537
44,967	*	Barnes & Noble Education, Inc	325,111
69,711		Barnes & Noble, Inc	568,145
24,649	e	Big 5 Sporting Goods Corp	264,977
53,084		Big Lots, Inc	2,636,682
13,407	*	Boot Barn Holdings, Inc	107,390
33,661	e	Buckle, Inc	575,603
16,153	*	Build-A-Bear Workshop, Inc	155,069
49,736		Caleres, Inc	1,356,798
14,317		Camping World Holdings, Inc	457,571
17,750	*,e	Carvana Co	346,480
28,429		Cato Corp (Class A)	483,577
153,040		Chico’s FAS, Inc	1,400,316
20,278		Children’s Place Retail Stores, Inc	2,142,371
16,847		Citi Trends, Inc	373,161
21,550	*,e	Conn’s, Inc	461,170
17,500	*,e	Container Store Group, Inc	93,625
53,559		Core-Mark Holding Co, Inc	1,964,009
17,990	e	Dillard’s, Inc (Class A)	1,328,022
78,134		DSW, Inc (Class A)	1,409,537
11,119	*,e	Duluth Holdings, Inc	215,486
135,875	*	Etsy, Inc	1,952,524
90,450	*	Express Parent LLC	548,127
46,714		Finish Line, Inc (Class A)	642,785
63,714	*	Five Below, Inc	3,078,023
43,319	*	Francesca’s Holdings Corp	421,494
42,223	e	Fred’s, Inc (Class A)	285,850
20,323	*	FTD Cos, Inc	399,347
10,304	*	Gaia, Inc	124,163
22,493	*	Genesco, Inc	722,025
80,019	e	GNC Holdings, Inc	760,981
24,313		Group 1 Automotive, Inc	1,447,839
397,752	*	Groupon, Inc	1,495,548
70,370		Guess?, Inc	919,032
276

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,326		Haverty Furniture Cos, Inc	$496,754
25,080	*	Hibbett Sports, Inc	391,248
37,818		HSN, Inc	1,499,484
13,777	*	J. Jill, Inc	168,630
368,874	*,e	JC Penney Co, Inc	1,995,608
19,978	*	Kirkland’s, Inc	186,794
15,574	*	Lands’ End, Inc	210,249
86,067	*	Liberty TripAdvisor Holdings, Inc	1,011,287
27,532		Lithia Motors, Inc (Class A)	2,842,679
32,773	*,e	Lumber Liquidators, Inc	809,821
29,977	*	MarineMax, Inc	448,156
37,730		Monro Muffler, Inc	1,758,218
34,892		Nutri/System, Inc	1,945,229
600,779		Office Depot, Inc	3,526,573
56,038	*	Ollie’s Bargain Outlet Holdings, Inc	2,504,899
19,736	*	Overstock.com, Inc	315,776
33,020	*	Party City Holdco, Inc	460,629
23,519		PetMed Express, Inc	1,118,093
95,358		Pier 1 Imports, Inc	439,600
50,233	e	Rent-A-Center, Inc	664,080
40,275	*,e	RH	2,623,111
11,940	*	Sears Holdings Corp	104,117
48,123	*	Select Comfort Corp	1,627,039
14,664		Shoe Carnival, Inc	267,765
39,958	*	Shutterfly, Inc	1,959,540
31,374		Sonic Automotive, Inc (Class A)	569,438
42,393	*	Sportsman’s Warehouse Holdings, Inc	192,040
58,085	e	Tailored Brands, Inc	728,386
40,472		Tile Shop Holdings, Inc	590,891
13,811		Tilly’s, Inc	137,834
25,077	*	Vitamin Shoppe, Inc	275,847
22,037		West Marine, Inc	284,057
2,826		Winmark Corp	375,999
22,620	*	Zumiez, Inc	287,274
		TOTAL RETAILING	71,234,344

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
21,586	*,e	Acacia Communications, Inc	944,819
46,924	*	Advanced Energy Industries, Inc	3,404,336
22,516	*	Alpha & Omega Semiconductor Ltd	398,533
38,142	*,e	Ambarella, Inc	1,909,007
119,353	*	Amkor Technology, Inc	1,237,691
35,689	*	Axcelis Technologies, Inc	792,296
43,728	*	AXT, Inc	382,620
81,780		Brooks Automation, Inc	2,008,517
29,367		Cabot Microelectronics Corp	2,177,563
25,611	*	Ceva, Inc	1,184,509
16	*,m	China Energy Savings Technology, Inc	0
75,771	*	Cirrus Logic, Inc	4,655,370
32,236		Cohu, Inc	587,340
115,195	*	Cree, Inc	2,984,702
8,089	*	CyberOptics Corp	133,468
45,363	*	Diodes, Inc	1,203,480
277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,935	*	DSP Group, Inc	$314,181
167,844	*	Entegris, Inc	4,380,728
85,712	*	Formfactor, Inc	1,122,827
16,802	*	GSI Technology, Inc	121,983
13,729	*	Ichor Holdings Ltd	315,492
21,033	*,e	Impinj, Inc	1,033,562
49,303	*	Inphi Corp	1,893,235
157,278	*	Integrated Device Technology, Inc	4,111,247
29,522		IXYS Corp	513,683
71,986	*	Kopin Corp	273,547
143,679	*	Lattice Semiconductor Corp	1,000,006
47,822	*	MA-COM Technology Solutions	2,895,622
70,629	*	MaxLinear, Inc	1,850,480
63,647		MKS Instruments, Inc	5,324,072
47,059		Monolithic Power Systems, Inc	4,815,077
28,616	*	Nanometrics, Inc	762,616
37,246	*,e	NeoPhotonics Corp Ltd	300,575
5,629		NVE Corp	444,016
32,711	*	PDF Solutions, Inc	525,012
77,509	*	Photronics, Inc	778,965
33,408	*	Pixelworks, Inc	155,013
33,766		Power Integrations, Inc	2,385,568
130,048	*	Rambus, Inc	1,676,319
36,617	*	Rudolph Technologies, Inc	906,271
76,500	*	Semtech Corp	3,029,400
45,361	*	Sigma Designs, Inc	294,847
49,554	*	Silicon Laboratories, Inc	3,721,505
70,189	*,e	SunPower Corp	781,905
38,300	*	Ultra Clean Holdings	898,135
56,104	*	Veeco Instruments, Inc	1,728,003
62,854	*	Xcerra Corp	610,312
57,378		Xperi Corp	1,678,307
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	74,646,762

SOFTWARE & SERVICES - 8.5%
51,563	*	2U, Inc	2,668,385
105,146	*	8x8, Inc	1,335,354
57,657	*	A10 Networks, Inc	407,635
137,824	*	ACI Worldwide, Inc	3,193,382
35,982	*	Actua Corp	485,757
91,978	*	Acxiom Corp	2,480,647
23,742	*	Alarm.com Holdings, Inc	902,908
10,466	*,e	Alteryx, Inc	210,576
23,669	*	Amber Road, Inc	221,779
31,219	*	American Software, Inc (Class A)	302,824
47,952	*	Angie’s List, Inc	574,465
9,167	*	Appfolio, Inc	320,387
20,886	*,e	Apptio, Inc	370,726
88,628	*	Aspen Technology, Inc	5,040,274
56,411	*	Bankrate, Inc	784,113
29,317	*	Barracuda Networks, Inc	658,753
97,252	*	Bazaarvoice, Inc	457,084
18,656	*,e	Benefitfocus, Inc	666,952
278

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,264		Blackbaud, Inc	$5,195,418
64,478	*	Blackhawk Network Holdings, Inc	2,814,465
12,899	*	Blackline, Inc	500,094
48,143	*	Blucora, Inc	1,078,403
46,639	*	Bottomline Technologies, Inc	1,328,279
92,089	*	Box, Inc	1,735,878
39,647	*	Brightcove, Inc	265,635
35,938	*	BroadSoft, Inc	1,583,069
28,859	*	CACI International, Inc (Class A)	3,610,261
75,651	*	Callidus Software, Inc	1,838,319
28,970	*	Carbonite, Inc	683,692
53,575	*	Cardtronics plc	1,676,897
16,291	*	Care.com, Inc	236,708
84,580	*,e	Cars.com, Inc	2,055,294
12,874		Cass Information Systems, Inc	849,169
29,774	*	ChannelAdvisor Corp	312,627
29,433	*,e	Cimpress NV	2,597,168
16,397	*,e	Cloudera, Inc	282,848
34,059	*	CommerceHub, Inc	612,381
16,052	*	CommerceHub, Inc (Series A)	292,788
45,821	*	Commvault Systems, Inc	2,728,641
110,702		Convergys Corp	2,653,527
61,113	*	Cornerstone OnDemand, Inc	2,463,465
34,821	*,e	Coupa Software, Inc	1,070,049
39,065		CSG Systems International, Inc	1,615,338
64,185	*	DHI Group, Inc	141,207
11,709	*,e	Digimarc Corp	367,077
28,146	e	Ebix, Inc	1,625,431
39,702	*	Ellie Mae, Inc	3,462,808
68,116	*	Endurance International Group Holdings, Inc	630,073
31,776	*	EnerNOC, Inc	243,086
50,582	*	Envestnet, Inc	1,975,227
58,043	*	EPAM Systems, Inc	4,987,635
19,876	*	Everbridge, Inc	470,067
74,741	*	Everi Holdings, Inc	557,568
70,788		EVERTEC, Inc	1,263,566
16,423	*	EXA Corp	232,057
38,539	*	ExlService Holdings, Inc	2,217,919
36,345		Fair Isaac Corp	5,180,980
60,994	*	Five9, Inc	1,345,528
11,813		Forrester Research, Inc	481,970
42,343	*	Gigamon, Inc	1,683,134
8,506	*	Global Sources Ltd	166,718
121,503	*	Glu Mobile, Inc	331,703
66,405	*,e	Gogo, Inc	808,813
100,908	*,e	GrubHub, Inc	4,654,886
36,937	*	GTT Communications, Inc	1,128,425
27,379	*	Guidance Software, Inc	193,570
28,047		Hackett Group, Inc	460,532
56,103	*	Hortonworks, Inc	751,780
39,680	*	HubSpot, Inc	2,870,848
39,302	*	Imperva, Inc	1,770,555
40,842	*	Information Services Group, Inc	164,593
279

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,713	*,e	Inspired Entertainment, Inc	$52,550
24,963	*	Instructure, Inc	807,553
93,805	*	Internap Network Services Corp	356,459
54,846		j2 Global, Inc	4,641,617
13,798	*	Leaf Group Ltd	104,175
84,841	*	Limelight Networks, Inc	290,156
30,035	*	Liquidity Services, Inc	204,238
64,265	*	Liveperson, Inc	870,791
6,072	*	Majesco	29,571
30,739		Mantech International Corp (Class A)	1,220,953
75,833		MAXIMUS, Inc	4,577,280
77,886	*	Meet Group, Inc	390,988
11,162	*	MicroStrategy, Inc (Class A)	1,501,401
43,020	*	MINDBODY, Inc	1,116,369
37,219	*	Mitek Systems, Inc	353,581
64,209	*	MobileIron, Inc	290,546
27,941	*	Model N, Inc	368,821
34,822	*	MoneyGram International, Inc	568,295
48,837		Monotype Imaging Holdings, Inc	920,577
17,734	*,e	MuleSoft, Inc	385,537
8,073		NCI, Inc (Class A)	161,056
65,263	*	NeuStar, Inc (Class A)	2,179,784
34,333	*	New Relic, Inc	1,612,278
76,241		NIC, Inc	1,238,916
40,875	*	Nutanix, Inc	868,389
13,037	*	Okta, Inc	286,162
14,486	*,e	Ominto, Inc	81,411
15,163	*,e	Park City Group, Inc	204,701
58,211	*	Paycom Software, Inc	4,080,009
30,410	*	Paylocity Holding Corp	1,382,743
43,164		Pegasystems, Inc	2,609,264
40,293	*	Perficient, Inc	757,508
50,746	*	Planet Payment, Inc	164,417
22,210	*	Presidio, Inc	302,722
56,220		Progress Software Corp	1,799,602
50,721	*	Proofpoint, Inc	4,323,458
30,870	*	PROS Holdings, Inc	889,982
36,709	*	Q2 Holdings, Inc	1,427,980
11,558		QAD, Inc (Class A)	362,343
37,369	*	Qualys, Inc	1,500,365
48,171	*	QuinStreet, Inc	187,385
85,979	*	Quotient Technology, Inc	997,356
23,972	*	Rapid7, Inc	364,135
28,670	*	RealNetworks, Inc	124,715
69,141	*	RealPage, Inc	2,679,214
11,469		Reis, Inc	245,437
73,343	*	RingCentral, Inc	2,552,336
41,562	*,e	Rocket Fuel, Inc	108,061
20,079	*	Rosetta Stone, Inc	208,018
52,077	*	Rubicon Project, Inc	244,762
51,759		Science Applications International Corp	3,644,351
9,490	*,e	SecureWorks Corp	103,821
89,088	*	ServiceSource International LLC	338,534
280

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,669	*	Shutterstock, Inc	$913,132
49,145	*	Silver Spring Networks, Inc	555,830
19,702	*	SPS Commerce, Inc	1,138,776
18,663	*	Stamps.com, Inc	2,763,990
11,835	*	StarTek, Inc	145,571
46,653	*	Sykes Enterprises, Inc	1,586,202
50,703	*	Synchronoss Technologies, Inc	855,867
38,748		Syntel, Inc	755,199
23,000	*	TechTarget, Inc	220,570
37,092	*	TeleNav, Inc	278,190
16,307		TeleTech Holdings, Inc	681,633
138,304		TiVo Corp	2,710,758
20,269	*	Trade Desk, Inc	1,080,540
145,889		Travelport Worldwide Ltd	2,086,213
73,334	*,e	TrueCar, Inc	1,388,213
10,557	*,e	Tucows, Inc	576,940
73,111	*,e	Twilio, Inc	2,132,648
60,166	*,e	Unisys Corp	770,125
8,544	*	Upland Software, Inc	210,610
22,335	*	Varonis Systems, Inc	831,979
35,507	*	Vasco Data Security International	479,345
73,935	*	Verint Systems, Inc	2,931,523
2,969	*,e	Veritone, Inc	27,166
59,824	*,e	VirnetX Holding Corp	206,393
32,890	*	Virtusa Corp	1,090,304
43,508	*	WebMD Health Corp (Class A)	2,882,405
44,808	*	Website Pros, Inc	983,536
29,117	*	Workiva, Inc	570,693
29,069	*	XO Group, Inc	531,381
91,583	*	Yelp, Inc	2,979,195
14,251	*,e	Yext, Inc	185,263
114,697	*	Zendesk, Inc	3,362,916
63,373	*	Zix Corp	337,778
		TOTAL SOFTWARE & SERVICES	196,663,727

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
128,509	*,e	3D Systems Corp	2,158,951
57,825		Adtran, Inc	1,355,996
36,710	*	Aerohive Networks, Inc	172,904
17,472	*	Agilysys, Inc	175,768
10,178	*,e	Akoustis Technologies, Inc	70,635
34,211	*	Anixter International, Inc	2,694,116
21,550	*,e	Applied Optoelectronics, Inc	2,100,910
39,275	*	Avid Technology, Inc	202,266
53,988		AVX Corp	964,766
32,925		Badger Meter, Inc	1,489,856
11,452		Bel Fuse, Inc (Class B)	289,163
49,699		Belden CDT, Inc	3,575,346
59,473	*	Benchmark Electronics, Inc	2,001,266
41,188	*	CalAmp Corp	786,691
50,447	*	Calix, Inc	345,562
165,605	*	Ciena Corp	4,264,329
13,438	*	Clearfield, Inc	154,537
281

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,358		Comtech Telecommunications Corp	$492,444
28,678	*	Control4 Corp	655,292
23,421	e	CPI Card Group, Inc	69,092
47,272	*	Cray, Inc	973,803
37,527		CTS Corp	825,594
42,437		Daktronics, Inc	415,034
89,881	e	Diebold, Inc	2,103,215
31,119	*	Digi International, Inc	325,194
20,630	*	Eastman Kodak Co	195,985
37,138	*	Electro Scientific Industries, Inc	321,244
54,617	*	Electronics for Imaging, Inc	2,653,294
31,557		EMCORE Corp	366,061
15,367	*	ePlus, Inc	1,243,190
127,412	*	Extreme Networks, Inc	1,119,952
42,601	*	Fabrinet	1,917,471
19,613	*	FARO Technologies, Inc	774,714
131,779	*	Finisar Corp	3,587,024
204,382	*,e	Fitbit, Inc	1,054,611
92,145	*	Harmonic, Inc	377,795
71,473	*	II-VI, Inc	2,723,121
34,800	*	Immersion Corp	297,192
169,984	*	Infinera Corp	1,993,912
41,742	*	Insight Enterprises, Inc	1,691,386
40,896		InterDigital, Inc	2,979,274
22,899	*	Intevac, Inc	259,904
27,499	*	Iteris, Inc	172,969
40,299	*	Itron, Inc	2,941,827
54,369	*	Kemet Corp	916,118
31,224	*	Kimball Electronics, Inc	607,307
103,186	*	Knowles Corp	1,563,268
19,212	*	KVH Industries, Inc	209,411
26,571		Littelfuse, Inc	4,787,563
72,001	*	Lumentum Holdings, Inc	4,507,262
42,187	*	Maxwell Technologies, Inc	246,794
3,745	e	Mesa Laboratories, Inc	541,265
41,939		Methode Electronics, Inc	1,667,075
80,535	*	Microvision, Inc	182,814
19,647		MTS Systems Corp	1,035,397
13,881	*	Napco Security Technologies, Inc	127,011
37,890	*	Netgear, Inc	1,814,931
104,990	*	Netscout Systems, Inc	3,622,155
38,102	*	Novanta, Inc	1,405,964
194,403	*,e	Oclaro, Inc	1,901,261
20,403	*	OSI Systems, Inc	1,631,628
22,861		Park Electrochemical Corp	429,558
13,833		PC Connection, Inc	356,891
11,799	*	PC Mall, Inc	146,013
39,334		Plantronics, Inc	1,777,110
39,628	*	Plexus Corp	2,124,457
109,005	*	Pure Storage, Inc	1,315,690
24,775	*	Quantenna Communications, Inc	500,703
32,926	*	Quantum Corp	266,701
42,747	*	Radisys Corp	104,303
282

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,232	*	Rogers Corp	$2,504,739
87,271	*	Sanmina Corp	3,128,665
29,470	*	Scansource, Inc	1,167,012
80,179	*	ShoreTel, Inc	597,334
55,463	*	Sonus Networks, Inc	378,812
58,473	*	Stratasys Ltd	1,402,767
45,701	*	Super Micro Computer, Inc	1,227,072
40,501	*	Synaptics, Inc	2,130,758
34,242		SYNNEX Corp	4,072,059
13,420		Systemax, Inc	243,170
41,101	*	Tech Data Corp	4,208,742
108,540	*	TTM Technologies, Inc	1,886,425
27,075	*,e	Ubiquiti Networks, Inc	1,475,588
45,919	*	USA Technologies, Inc	254,850
131,188	*	VeriFone Systems, Inc	2,559,478
62,383	*,e	Viasat, Inc	4,122,893
270,493	*	Viavi Solutions, Inc	2,967,308
158,920		Vishay Intertechnology, Inc	2,836,722
11,982	*	Vishay Precision Group, Inc	209,685
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	126,496,385

TELECOMMUNICATION SERVICES - 0.8%
12,323		ATN International, Inc	714,734
41,998	*	Boingo Wireless, Inc	622,830
49,186	*	Cincinnati Bell, Inc	917,319
49,073		Cogent Communications Group, Inc	2,048,798
77,469		Consolidated Communications Holdings, Inc	1,394,442
93,522	*,e	Frontier Communications Corp	1,431,822
31,545	*	General Communication, Inc (Class A)	1,346,025
518,778	*,e	Globalstar, Inc	959,739
6,993	*	Hawaiian Telcom Holdco, Inc	204,475
20,120		IDT Corp (Class B)	297,977
42,619	*,e	Intelsat S.A.	135,102
99,900	*,e	Iridium Communications, Inc	994,005
25,422	*	Lumos Networks Corp	455,308
19,812	*	Ooma, Inc	164,440
76,555	*	Orbcomm, Inc	888,804
10,970	*,e	pdvWireless, Inc	270,959
55,237		Shenandoah Telecom Co	1,698,538
24,468		Spok Holdings, Inc	401,275
10,073	*	Straight Path Communications, Inc	1,807,096
233,810	*	Vonage Holdings Corp	1,545,484
223,649	e	Windstream Holdings, Inc	847,630
		TOTAL TELECOMMUNICATION SERVICES	19,146,802

TRANSPORTATION - 1.5%
60,934	*	Air Transport Services Group, Inc	1,484,352
15,413		Allegiant Travel Co	1,992,130
30,376		Arkansas Best Corp	844,453
27,666	*	Atlas Air Worldwide Holdings, Inc	1,643,360
88,283	*	Avis Budget Group, Inc	2,717,351
42,670		Costamare, Inc	274,368
13,793	*	Covenant Transportation Group, Inc	258,619
283

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,136	*	Daseke, Inc	$294,218
43,341	*,e	Eagle Bulk Shipping, Inc	187,667
32,545	*	Echo Global Logistics, Inc	444,239
35,235		Forward Air Corp	1,826,230
8,743	*	Genco Shipping & Trading Ltd	89,004
62,483	*	Hawaiian Holdings, Inc	2,586,796
55,059		Heartland Express, Inc	1,163,397
64,235	*,e	Hertz Global Holdings, Inc	878,092
38,700	*	Hub Group, Inc (Class A)	1,317,735
86,305		Knight Transportation, Inc	3,076,773
46,156		Marten Transport Ltd	736,188
50,825		Matson, Inc	1,433,265
99,748	*,e	Navios Maritime Holdings, Inc	122,690
10,288		Park-Ohio Holdings Corp	408,948
44,145	*	Radiant Logistics, Inc	191,148
35,045	*	Roadrunner Transportation Services Holdings, Inc	244,614
55,051	*	Safe Bulkers, Inc	142,032
29,727	*	Saia, Inc	1,615,662
38,066		Schneider National, Inc	822,987
67,041	*	Scorpio Bulkers, Inc	482,695
59,677		Skywest, Inc	2,178,211
85,484	*	Swift Transportation Co, Inc	2,179,842
9,781		Universal Truckload Services, Inc	142,314
56,708		Werner Enterprises, Inc	1,681,392
38,036	*	YRC Worldwide, Inc	505,498
		TOTAL TRANSPORTATION	33,966,270

UTILITIES - 3.8%
60,410		Allete, Inc	4,426,241
43,183		American States Water Co	2,135,399
13,565	*	AquaVenture Holdings Ltd	216,904
9,200		Artesian Resources Corp	357,788
139,113	*	Atlantic Power Corp	319,960
75,563		Avista Corp	3,975,369
63,087		Black Hills Corp	4,394,640
24,453	*	Cadiz, Inc	317,889
57,127		California Water Service Group	2,222,240
18,487		Chesapeake Utilities Corp	1,428,121
12,971		Connecticut Water Service, Inc	739,088
16,592		Consolidated Water Co, Inc	214,037
8,156		Delta Natural Gas Co, Inc	248,187
129,390	*	Dynegy, Inc	1,161,922
47,632		El Paso Electric Co	2,472,101
16,769		Genie Energy Ltd	111,178
11,990	e	Global Water Resources, Inc	113,186
59,326		Idacorp, Inc	5,123,393
41,181		MGE Energy, Inc	2,740,596
18,794		Middlesex Water Co	737,477
101,557		New Jersey Resources Corp	4,280,628
33,418		Northwest Natural Gas Co	2,108,676
57,467		NorthWestern Corp	3,321,018
40,697		NRG Yield, Inc (Class A)	741,906
75,031		NRG Yield, Inc (Class C)	1,395,577
284

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

61,333		ONE Gas, Inc	$4,463,816
46,408		Ormat Technologies, Inc	2,751,994
46,166		Otter Tail Corp	1,867,415
82,677		Pattern Energy Group, Inc	2,075,193
94,222		PNM Resources, Inc	3,754,747
105,490		Portland General Electric Co	4,714,348
19,960	*	Pure Cycle Corp	147,704
7,883		RGC Resources, Inc	211,659
19,538		SJW Corp	1,032,974
94,145		South Jersey Industries, Inc	3,198,106
56,071		Southwest Gas Corp	4,491,287
13,545	e	Spark Energy, Inc	281,736
55,454		Spire, Inc	4,025,960
104,023		TerraForm Global, Inc	530,517
94,336		TerraForm Power, Inc	1,264,102
16,682		Unitil Corp	846,611
27,783	*,e	Vivint Solar, Inc	143,082
60,442		WGL Holdings, Inc	5,181,088
14,841		York Water Co	516,466
		TOTAL UTILITIES	86,802,326

		TOTAL COMMON STOCKS	2,302,016,197
		(Cost $1,734,331,514)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
1,297	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	m	Forest Laboratories, Inc CVR	7,909
5,149	m	Omthera Pharmaceuticals, Inc	3,090
9,351	*,m	Tobira Therapeutics, Inc	561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,560

SOFTWARE & SERVICES - 0.0%
17,421	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	11,560
		(Cost $997)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 7.9%
GOVERNMENT AGENCY DEBT - 0.1%
$1,700,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	1,700,000
		TOTAL GOVERNMENT AGENCY DEBT			1,700,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.8%
179,924,967	c	State Street Navigator Securities Lending Government Money Market Portfolio			179,924,967
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			179,924,967
285

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$181,624,967
(Cost $181,624,967)
TOTAL INVESTMENTS - 107.7%	2,483,652,724
(Cost $1,915,957,478)
OTHER ASSETS & LIABILITIES, NET - (7.7)%	(178,457,474)
NET ASSETS - 100.0%	$2,305,195,250

Abbreviation(s):
CVR Contingent Value Rights
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $173,790,939.
m	Indicates a security that has been deemed illiquid.
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

BRAZIL - 6.6%
2,092,551		AMBEV S.A.	$12,850,499
398,249		Banco Bradesco S.A.	3,850,500
1,342,148		Banco Bradesco S.A. (Preference)	12,993,874
363,086		Banco do Brasil S.A.	3,341,693
1,417,486		Banco Itau Holding Financeira S.A.	16,964,285
173,039		Banco Santander Brasil S.A.	1,415,564
303,200		BB Seguridade Participacoes S.A.	2,668,988
883,474		BM&F Bovespa S.A.	5,805,116
361,437	*	BR Malls Participacoes S.A.	1,529,966
65,815		Braskem S.A.	787,454
203,156		BRF S.A.	2,405,285
87,800	*	Centrais Eletricas Brasileiras S.A.	380,105
86,192	*	Centrais Eletricas Brasileiras S.A. (Preference)	460,763
68,157	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,584,614
522,756		Cia de Concessoes Rodoviarias	2,863,268
142,500		Cia de Saneamento Basico do Estado de Sao Paulo	1,533,143
331,891		Cia Energetica de Minas Gerais	906,797
46,895		Cia Paranaense de Energia	389,645
262,630	*	Cia Siderurgica Nacional S.A.	641,763
528,238		Cielo S.A.	4,421,252
102,736		Cosan SA Industria e Comercio	1,189,337
91,581		CPFL Energia S.A.	788,836
126,862	*	EDP - Energias do Brasil S.A.	584,606
301,279		Empresa Brasileira de Aeronautica S.A.	1,523,617
72,700		Engie Brasil Energia S.A.	815,976
88,500		Equatorial Energia S.A.	1,609,168
105,563		Fibria Celulose S.A.	1,119,831
383,275		Gerdau S.A. (Preference)	1,310,216
144,182		Hypermarcas S.A.	1,294,163
307,864		JBS S.A.	760,195
257,220		Klabin S.A.	1,319,775
592,596		Kroton Educacional S.A.	2,865,730
70,445		Localiza Rent A Car	1,172,445
69,210		Lojas Americanas S.A.	286,530
307,985		Lojas Americanas S.A.(Preference)	1,547,653
307,395		Lojas Renner S.A.	2,888,282
38,400		M Dias Branco S.A.	625,069
34,569		Multiplan Empreendimentos Imobiliarios S.A.	796,838
65,392		Natura Cosmeticos S.A.	525,300
82,453		Odontoprev S.A.	344,000
1,330,272	*	Petroleo Brasileiro S.A.	5,887,009
1,734,446	*	Petroleo Brasileiro S.A. (Preference)	7,391,982
36,381		Porto Seguro S.A.	367,503
86,500		Qualicorp S.A.	909,840
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

96,100		Raia Drogasil S.A.	$2,126,413
329,300	*	Rumo S.A.	1,091,911
81,909		Satipel Industrial S.A.	208,033
60,736		Sul America SA	341,821
167,200		Suzano Papel e Celulose S.A.	751,726
190,621	*	Telefonica Brasil S.A.	2,855,326
318,066		Tim Participacoes S.A.	1,085,261
74,800		Transmissora Alianca de Energia Eletrica S.A.	556,979
179,280		Ultrapar Participacoes S.A.	4,254,404
561,100		Vale S.A.	5,631,962
839,673		Vale S.A. (Preference)	7,854,558
245,440		Weg S.A.	1,490,735
		TOTAL BRAZIL	143,967,604

CHILE - 1.1%
1,256,501		AES Gener S.A.	465,326
1,207,642		Aguas Andinas S.A.	760,651
9,357,175		Banco de Chile	1,341,965
15,037		Banco de Credito e Inversiones	915,216
22,952,212		Banco Santander Chile S.A.	1,625,189
629,700		Centros Comerciales Sudamericanos S.A.	1,793,481
55,611		Cia Cervecerias Unidas S.A.	741,312
3,687,221		Colbun S.A.	858,889
61,461,974		Corpbanca S.A.	583,888
103,324		Embotelladora Andina S.A.	471,087
1,466,501	*	Empresa Nacional de Electricidad S.A.	1,141,510
54,757		Empresa Nacional de Telecomunicaciones S.A.	614,715
566,452		Empresas CMPC S.A.	1,425,480
242,962		Empresas COPEC S.A.	2,959,785
9,039,119		Enersis Chile S.A.	983,078
12,558,678		Enersis S.A.	2,537,480
131,920		Lan Airlines S.A.	1,552,652
270,193		SACI Falabella	2,520,634
39,759		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,633,644
		TOTAL CHILE	24,925,982

CHINA - 27.0%
452,000	*,g	3SBio, Inc	566,669
40,487	*	58.COM, Inc (ADR)	2,066,861
322,500		AAC Technologies Holdings, Inc	4,332,356
11,428,000	*	Agricultural Bank of China	5,330,502
838,000		Air China Ltd	755,766
490,002	*	Alibaba Group Holding Ltd (ADR)	75,925,810
1,752,000	*,e	Alibaba Health Information Technology Ltd	832,253
2,164,000	*,e	Aluminum Corp of China Ltd	1,355,792
544,500		Anhui Conch Cement Co Ltd	2,011,548
481,000		Anta Sports Products Ltd	1,649,018
22,700	*,e	Autohome, Inc (ADR)	1,105,036
990,000		AviChina Industry & Technology Co	606,588
119,945	*	Baidu, Inc (ADR)	27,149,551
35,366,000	*	Bank of China Ltd	17,393,441
3,998,500		Bank of Communications Co Ltd	2,957,637
660,000		Beijing Capital International Airport Co Ltd	1,038,723
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

238,000		Beijing Enterprises Holdings Ltd	$1,263,076
2,158,000		Beijing Enterprises Water Group Ltd	1,790,679
1,312,000		Brilliance China Automotive Holdings Ltd	3,319,384
288,500	e	Byd Co Ltd	1,795,616
5,295,000	g	CGN Power Co Ltd	1,449,114
4,005,000		China Cinda Asset Management Co Ltd	1,664,104
4,178,600		China Citic Bank	2,708,518
1,474,000	*,e	China Coal Energy Co	727,594
1,956,000		China Communications Construction Co Ltd	2,605,159
988,400		China Communications Services Corp Ltd	536,869
758,500		China Conch Venture Holdings Ltd	1,409,294
36,555,350		China Construction Bank	30,352,435
1,527,000	*	China Everbright Bank Co Ltd	740,384
1,062,000		China Everbright International Ltd	1,384,862
460,000		China Everbright Ltd	1,047,592
1,827,000	*,e	China Evergrande Group	5,081,228
1,521,000		China Galaxy Securities Co Ltd	1,339,513
2,905,000	*,g	China Huarong Asset Management Co Ltd	1,189,697
2,230,000	e,m	China Huishan Dairy Holdings Co Ltd	59,955
700,824		China Insurance International Holdings Co Ltd	2,104,417
3,333,000		China Life Insurance Co Ltd	10,533,793
1,439,000		China Longyuan Power Group Corp	1,052,392
530,000		China Medical System Holdings Ltd	904,151
1,199,000		China Mengniu Dairy Co Ltd	2,333,500
1,758,000		China Merchants Bank Co Ltd	5,772,460
634,440		China Merchants Holdings International Co Ltd	1,991,727
2,751,800		China Minsheng Banking Corp Ltd	2,765,583
2,669,500		China Mobile Hong Kong Ltd	28,534,679
1,350,000		China National Building Material Co Ltd	823,542
1,106,000		China Oilfield Services Ltd	942,310
1,702,000		China Overseas Land & Investment Ltd	5,766,016
1,173,400		China Pacific Insurance Group Co Ltd	5,170,237
1,535,000		China Power International Development Ltd	526,164
863,000		China Railway Construction Corp	1,138,991
1,807,000		China Railway Group Ltd	1,435,916
746,677		China Resources Beer Holdings Company Ltd	1,885,431
408,000		China Resources Gas Group Ltd	1,545,159
1,229,555		China Resources Land Ltd	3,945,528
921,372		China Resources Power Holdings Co	1,754,410
1,687,500	*	China Shenhua Energy Co Ltd	4,197,523
812,000		China Southern Airlines Co Ltd	618,065
812,000		China State Construction International Holdings Ltd	1,310,080
6,290,000		China Telecom Corp Ltd	2,989,838
2,644,000	*	China Unicom Ltd	3,832,006
622,900	*	China Vanke Co Ltd	1,835,331
414,800		Chongqing Changan Automobile Co Ltd	550,178
1,050,000		Chongqing Rural Commercial Bank	773,649
2,446,000		Citic Pacific Ltd	3,716,403
1,029,000		CITIC Securities Co Ltd	2,086,246
8,142,000		CNOOC Ltd	9,113,051
772,259		COSCO Pacific Ltd	944,615
2,468,675		Country Garden Holdings Co Ltd	3,446,638
1,854,050		CRRC Corp Ltd	1,655,042
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,904,000		CSPC Pharmaceutical Group Ltd	$2,967,051
165,604	*	Ctrip.com International Ltd (ADR)	9,891,527
1,370,000		Dongfeng Motor Group Co Ltd	1,676,823
356,000		ENN Energy Holdings Ltd	2,416,828
923,000		Far East Horizon Ltd	786,367
1,213,952		Fosun International	1,838,141
1,568,000	*	Franshion Properties China Ltd	727,834
214,800	g	Fuyao Glass Industry Group Co Ltd	731,154
2,240,000		Geely Automobile Holdings Ltd	5,172,448
602,200		GF Securities Co Ltd	1,213,136
4,856,668		GOME Electrical Appliances Holdings Ltd	584,047
1,373,000	e	Great Wall Motor Co Ltd	1,758,493
1,376,000		Guangdong Investments Ltd	1,936,361
928,000		Guangzhou Automobile Group Co Ltd	1,994,183
441,200		Guangzhou R&F Properties Co Ltd	787,723
290,000		Haitian International Holdings Ltd	830,775
1,470,000		Haitong Securities Co Ltd	2,341,166
348,000		Hengan International Group Co Ltd	2,653,547
2,000,000		Huaneng Power International, Inc	1,409,787
2,232,000		Huaneng Renewables Corp Ltd	679,444
760,000	g	Huatai Securities Co Ltd	1,524,892
32,673,000		Industrial & Commercial Bank of China	22,830,487
291,832	*	JD.com, Inc (ADR)	13,182,051
576,000		Jiangsu Express	835,703
674,000		Jiangxi Copper Co Ltd	1,228,610
354,000		Kingsoft Corp Ltd	931,208
3,338,000		Lenovo Group Ltd	2,064,710
676,500		Longfor Properties Co Ltd	1,697,743
298,000		Minth Group Ltd	1,372,146
38,100		Momo, Inc (ADR)	1,673,733
35,083		Netease.com (ADR)	10,920,636
350,800		New China Life insurance Co Ltd	2,260,859
58,244	*	New Oriental Education & Technology Group (ADR)	4,639,717
3,196,000		People’s Insurance Co Group of China Ltd	1,487,306
2,063,055		PICC Property & Casualty Co Ltd	3,838,020
2,334,500		Ping An Insurance Group Co of China Ltd	17,280,233
1,241,800	*,e	Semiconductor Manufacturing International Corp	1,361,245
1,232,000		Shandong Weigao Group Medical Polymer Co Ltd	992,815
1,410,000	*,e	Shanghai Electric Group Co Ltd	654,734
218,500	*	Shanghai Fosun Pharmaceutical Group Co Ltd	799,726
237,000		Shanghai Industrial Holdings Ltd	684,893
433,399		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	693,438
301,300		Shanghai Pharmaceuticals Holding Co Ltd	797,820
252,000		Shenzhou International Group Holdings Ltd	1,683,396
1,689,000		Sihuan Pharmaceutical Holdings	710,727
25,671	*	Sina Corp	2,433,868
1,194,471		Sino-Ocean Land Holdings Ltd	667,462
600,500		Sinopec Engineering Group Co Ltd	538,869
1,666,000		Sinopec Shanghai Petrochemical Co Ltd	946,731
563,200		Sinopharm Group Co	2,357,261
1,016,000		Soho China Ltd	553,482
852,000	e	Sunac China Holdings Ltd	2,266,494
316,000		Sunny Optical Technology Group Co Ltd	3,755,326
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

19,800		TAL Education Group (ADR)	$3,104,046
2,463,800		Tencent Holdings Ltd	98,340,020
804,000		Tingyi Cayman Islands Holding Corp	1,023,729
432,000		Travelsky Technology Ltd	1,143,881
200,000		Tsingtao Brewery Co Ltd	856,867
175,324	*	Vipshop Holdings Ltd (ADR)	2,156,485
2,558,000	e	Want Want China Holdings Ltd	1,727,522
15,267	*	Weibo Corp (ADR)	1,174,796
909,800		Weichai Power Co Ltd	875,643
1,220,000		Yanzhou Coal Mining Co Ltd	1,200,092
13,904	*	YY, Inc (ADR)	994,136
666,000		Zhejiang Expressway Co Ltd	830,858
249,100		Zhuzhou CSR Times Electric Co Ltd	1,185,081
3,212,000	*	Zijin Mining Group Co Ltd	1,164,756
359,864	*	ZTE Corp	924,136
		TOTAL CHINA	592,302,919

COLOMBIA - 0.4%
64,110		BanColombia S.A.	656,958
193,433		BanColombia S.A. (Preference)	2,118,210
198,544		Cementos Argos S.A.	791,215
3,413,009		Ecopetrol S.A.	1,594,418
107,119		Grupo Argos S.A.	770,533
1,603,675	*	Grupo Aval Acciones y Valores	708,893
97,807		Grupo de Inversiones Suramericana S.A.	1,376,311
50,243		Grupo de Inversiones Suramericana S.A. (Preference)	694,554
151,305	*	Interconexion Electrica S.A.	693,154
		TOTAL COLOMBIA	9,404,246

CZECH REPUBLIC - 0.2%
66,711		CEZ AS	1,210,317
34,678		Komercni Banka AS	1,495,668
230,341	g	Moneta Money Bank AS.	830,065
19,025		Telefonica O2 Czech Republic AS	243,065
		TOTAL CZECH REPUBLIC	3,779,115

EGYPT - 0.1%
462,440		Commercial International Bank	2,165,711
213,297		Egyptian Financial Group-Hermes Holding	266,738
944,833	*	Orascom Telecom Holding SAE	345,973
		TOTAL EGYPT	2,778,422

GREECE - 0.4%
615,160	*	Alpha Bank AE	1,474,716
830,588	*	Eurobank Ergasias S.A.	906,513
12,741	*	FF Group	305,253
102,523		Hellenic Telecommunications Organization S.A.	1,308,334
37,462		JUMBO S.A.	627,518
2,370,073	*	National Bank of Greece S.A.	958,125
83,715		OPAP S.A.	963,270
2,769,680	*,m	Piraeus Bank S.A.	756,738
24,998		Titan Cement Co S.A.	697,499
		TOTAL GREECE	7,997,966
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 0.5%
5,800,000	*,e	Alibaba Pictures Group Ltd	$979,738
786,000		China Gas Holdings Ltd	1,901,905
3,112,500	e	Fullshare Holdings Ltd	1,243,122
5,993,799	*,e	GCL Poly Energy Holdings Ltd	636,215
536,000		Haier Electronics Group Co Ltd	1,380,189
755,000		Nine Dragons Paper Holdings Ltd	1,123,307
516,000		Shimao Property Holdings Ltd	1,027,892
1,984,000		Sino Biopharmaceutical	1,751,537
1,012,500		Sun Art Retail Group Ltd	824,479
		TOTAL HONG KONG	10,868,384

HUNGARY - 0.3%
25,792		MOL Hungarian Oil and Gas plc	2,235,295
100,469		OTP Bank	3,738,842
50,715		Richter Gedeon Rt	1,297,507
		TOTAL HUNGARY	7,271,644

INDIA - 8.8%
188,182	*,m	Aditya Birla Capital Ltd	454,239
266,943		Ambuja Cements Ltd	1,094,863
25,796	*	Apollo Hospitals Enterprise Ltd	506,352
648,962	*	Ashok Leyland Ltd	1,107,505
134,838		Asian Paints Ltd	2,443,554
22,272		Associated Cement Co Ltd	601,766
119,579		Aurobindo Pharma Ltd	1,339,174
737,916		Axis Bank Ltd	5,978,641
77,996		Bajaj Finance Ltd	2,069,371
15,578		Bajaj Finserv Ltd	1,212,539
32,292		Bajaj Holdings and Investment Ltd	1,413,359
42,805		Bharat Forge Ltd	766,724
220,017		Bharat Heavy Electricals	497,640
399,689		Bharat Petroleum Corp Ltd	2,935,075
479,186		Bharti Airtel Ltd	3,127,808
234,380		Bharti Infratel Ltd	1,466,832
2,998	*	Bosch Ltd	1,129,325
75,943		Cadila Healthcare Ltd	643,151
146,261		Cipla Ltd	1,277,323
442,705		Coal India Ltd	1,718,953
14,733		Container Corp Of India Ltd	262,669
214,082		Dabur India Ltd	1,034,513
49,863		Dr Reddy’s Laboratories Ltd	1,850,849
5,873	*	Eicher Motors Ltd	2,752,221
208,529		GAIL India Ltd	1,224,601
49,643		Glenmark Pharmaceuticals Ltd	539,239
91,554		Godrej Consumer Products Ltd	1,480,655
134,416		Grasim Industries Ltd	2,243,087
92,221		Havells India Ltd	679,621
233,065		HCL Technologies Ltd	3,247,176
18,935		Hero Honda Motors Ltd	1,078,849
535,754		Hindalco Industries Ltd	1,833,973
284,038		Hindustan Lever Ltd	5,116,901
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

325,790		Hindustan Petroleum Corp Ltd	$1,945,361
654,567		Housing Development Finance Corp	18,256,952
1,117,098		ICICI Bank Ltd	5,256,659
639,092		Idea Cellular Ltd	919,864
592,236		IDFC Bank Ltd	548,610
141,788		Indiabulls Housing Finance Ltd	2,594,835
216,098		Indian Oil Corp Ltd	1,238,459
813,423		Infosys Technologies Ltd	12,784,778
1,508,540		ITC Ltd	6,703,243
420,898		JSW Steel Ltd	1,451,675
212,746		Larsen & Toubro Ltd	3,959,246
136,162		LIC Housing Finance Ltd	1,464,742
97,388	*	Lupin Ltd	1,566,713
112,750	*	Mahindra & Mahindra Financial Services Ltd	704,699
163,608		Mahindra & Mahindra Ltd	3,577,926
163,409		Marico Ltd	852,713
46,758		Maruti Suzuki India Ltd	5,647,636
232,818	*	Motherson Sumi Systems Ltd	1,180,062
323,508	*	Mundra Port and Special Economic Zone Ltd	1,995,526
8,934		Nestle India Ltd	942,403
664,169	*	NTPC Ltd	1,700,243
33,691	*	Piramal Healthcare Ltd	1,550,280
254,710		Power Finance Corp Ltd	493,701
591,303		Reliance Industries Ltd	14,884,803
194,836		Rural Electrification Corp Ltd	531,588
682,438	*	Sesa Sterlite Ltd	2,976,067
3,466		Shree Cement Ltd	1,004,971
63,813		Shriram Transport Finance Co Ltd	1,012,485
29,598		Siemens India Ltd	671,381
748,633		State Bank of India	3,645,496
417,141		Sun Pharmaceutical Industries Ltd	3,458,243
209,713		Tata Consultancy Services Ltd	8,144,083
696,040		Tata Motors Ltd	4,824,901
444,917		Tata Power Co Ltd	568,747
135,260		Tata Steel Ltd	1,195,544
196,974		Tech Mahindra Ltd	1,184,424
118,188	*	Titan Industries Ltd	1,002,322
38,699		Ultra Tech Cement Ltd	2,447,070
160,830	*	United Phosphorus Ltd	2,196,832
28,278	*	United Spirits Ltd	1,117,827
525,264		Wipro Ltd	2,361,530
152,409		Yes Bank Ltd	4,298,601
240,128		ZEE Telefilms Ltd	2,027,989
		TOTAL INDIA	192,019,778

INDONESIA - 2.3%
7,349,000		Adaro Energy Tbk	984,241
4,804,200		Bank Rakyat Indonesia	5,322,914
864,400		Indofood CBP Sukses Makmur Tbk	541,552
725,800		PT AKR Corporindo Tbk	375,865
8,684,600		PT Astra International Tbk	5,196,400
4,619,700		PT Bank Central Asia Tbk	6,486,274
1,196,966		PT Bank Danamon Indonesia Tbk	511,845
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

4,007,571		PT Bank Mandiri Persero Tbk	$4,102,061
2,953,793		PT Bank Negara Indonesia	1,650,326
3,112,200		PT Bumi Serpong Damai	418,021
2,657,400		PT Charoen Pokphand Indonesia Tbk	532,198
1,795,675	*	PT Excelcomindo Pratama	452,873
202,800		PT Gudang Garam Tbk	1,158,701
3,584,400		PT Hanjaya Mandala Sampoerna Tbk	955,015
720,600		PT Indocement Tunggal Prakarsa Tbk	945,890
1,832,500		PT Indofood Sukses Makmur Tbk	1,151,737
1,305,970		PT Jasa Marga Tbk	573,378
8,322,800		PT Kalbe Farma Tbk	1,083,166
9,202,500		PT Lippo Karawaci Tbk	493,761
1,009,000		PT Matahari Department Store Tbk	959,261
1,577,800	*	PT Media Nusantara Citra Tbk	213,020
8,991,000		PT Pakuwon Jati Tbk	478,930
4,664,400		PT Perusahaan Gas Negara Persero Tbk	787,593
1,256,300		PT Semen Gresik Persero Tbk	937,691
3,857,800		PT Summarecon Agung Tbk	283,635
2,125,900		PT Surya Citra Media Tbk	376,521
21,691,100		PT Telekomunikasi Indonesia Persero Tbk	7,623,744
677,100		PT Unilever Indonesia Tbk	2,487,545
886,000		PT United Tractors Tbk	2,001,546
1,793,000		PT Waskita Karya Persero Tbk	321,540
1,121,400		Tower Bersama Infrastructure	567,334
		TOTAL INDONESIA	49,974,578

KOREA, REPUBLIC OF - 14.9%
14,091		Amorepacific Corp	3,570,141
3,527		Amorepacific Corp (Preference)	559,441
9,413		BGF retail Co Ltd	776,837
113,120		BS Financial Group, Inc	1,143,027
34,380	*,e	Celltrion, Inc	3,332,000
25,429		Cheil Communications, Inc	462,411
32,992		Cheil Industries, Inc	4,097,097
3,297		CJ CheilJedang Corp	1,089,696
5,758		CJ Corp	998,091
6,668		CJ E&M Corp	444,875
11,754		Daelim Industrial Co	963,208
44,028	*	Daewoo Engineering & Construction Co Ltd	322,467
18,314		Daewoo International Corp	384,574
158,218		Daewoo Securities Co Ltd	1,534,793
73,352		DGB Financial Group Co Ltd	783,592
20,907		Dongbu Insurance Co Ltd	1,496,373
12,877		Dongsuh Co, Inc	340,109
13,628		Doosan Bobcat, Inc	431,010
18,432		Doosan Heavy Industries and Construction Co Ltd	339,365
8,319		E-Mart Co Ltd	1,888,489
8,559		GLOVIS Co Ltd	1,200,973
18,269	*	GS Engineering & Construction Corp	519,493
29,197		GS Holdings Corp	1,968,085
9,811		GS Retail Co Ltd	424,191
125,640		Hana Financial Group, Inc	5,732,595
31,012		Hankook Tire Co Ltd	1,733,040
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

5,868	*,e	Hanmi Holdings Co Ltd	$436,741
2,742	*	Hanmi Pharm Co Ltd	901,387
79,175		Hanon Systems	724,641
4,197		Hanssem Co Ltd	660,012
46,278		Hanwha Chemical Corp	1,394,887
15,925		Hanwha Corp	696,532
6,568		Honam Petrochemical Corp	2,162,419
17,447		Hotel Shilla Co Ltd	1,011,876
255,825		Hynix Semiconductor, Inc	15,040,551
8,927		Hyosung Corp	1,336,374
5,989		Hyundai Department Store Co Ltd	594,164
25,459		Hyundai Development Co	969,764
32,427		Hyundai Engineering & Construction Co Ltd	1,311,428
11,320	*	Hyundai Heavy Industries	1,763,894
26,030		Hyundai Marine & Fire Insurance Co Ltd	1,056,066
29,704		Hyundai Mobis	6,527,962
67,686		Hyundai Motor Co	8,762,334
15,887		Hyundai Motor Co Ltd (2nd Preference)	1,504,111
8,514		Hyundai Motor Co Ltd (Preference)	768,229
3,550	*	Hyundai Robotics Co Ltd	1,397,389
34,190		Hyundai Steel Co	1,914,183
8,963		Hyundai Wia Corp	552,803
96,356		Industrial Bank of Korea	1,331,070
13,289		Kakao Corp	1,423,485
51,734		Kangwon Land, Inc	1,710,960
173,230		KB Financial Group, Inc	9,210,670
2,605		KCC Corp	1,015,248
10,866		KEPCO Plant Service & Engineering Co Ltd	436,903
114,981		Kia Motors Corp	3,757,209
28,105		Korea Aerospace Industries Ltd	1,300,032
111,468		Korea Electric Power Corp	4,444,011
3,822	*	Korea Express Co Ltd	636,694
11,459	*	Korea Gas Corp	514,013
15,774		Korea Investment Holdings Co Ltd	1,003,664
7,908		Korea Kumho Petrochemical	533,116
91,371		Korea Life Insurance Co Ltd	616,508
3,812		Korea Zinc Co Ltd	1,680,549
19,550	*	Korean Air Lines Co Ltd	620,821
9,181		KT Corp	285,477
50,671		KT&G Corp	5,161,281
20,111		LG Chem Ltd	5,896,059
2,995		LG Chem Ltd (Preference)	613,905
41,322		LG Corp	2,783,764
49,459		LG Electronics, Inc	2,964,800
4,096		LG Household & Health Care Ltd	3,627,186
788		LG Household & Health Care Ltd (Preference)	449,260
5,319		LG Innotek Co Ltd	712,293
62,049		LG Telecom Ltd	922,441
99,120		LG.Philips LCD Co Ltd	2,796,930
376		Lotte Chilsung Beverage Co Ltd	542,438
2,409		Lotte Confectionery Co Ltd	438,135
5,272		Lotte Shopping Co Ltd	1,238,382
1,894		Medy-Tox, Inc	1,000,295
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

12,354		Naver Corp	$8,870,499
7,685		NCsoft	2,478,761
7,349	*,g	Netmarble Games Corp	939,106
7,720		OCI Co LTD	636,771
10,455	*	Orion Corp	767,039
437		Ottogi Corp	305,769
13,009		Pacific Corp	1,412,002
32,269		POSCO	9,642,456
8,250		S1 Corp (Korea)	679,784
6,921	*,g	Samsung Biologics Co Ltd	1,682,389
12,673		Samsung Card Co	449,416
22,795		Samsung Electro-Mechanics Co Ltd	1,903,680
42,574		Samsung Electronics Co Ltd	91,554,490
7,735		Samsung Electronics Co Ltd (Preference)	13,336,559
14,162		Samsung Fire & Marine Insurance Co Ltd	3,694,779
104,361	*	Samsung Heavy Industries Co Ltd	1,044,394
30,857		Samsung Life Insurance Co Ltd	3,460,469
24,448		Samsung SDI Co Ltd	3,673,727
14,975		Samsung SDS Co Ltd	2,392,541
27,956		Samsung Securities Co Ltd	1,013,358
15,572	*	Samsung Techwin Co Ltd	555,763
186,618		Shinhan Financial Group Co Ltd	8,869,387
2,948		Shinsegae Co Ltd	626,499
14,436		SK C&C Co Ltd	3,501,368
30,313		SK Energy Co Ltd	4,784,177
49,287		SK Networks Co Ltd	278,813
8,665		SK Telecom Co Ltd	2,142,436
23,289		S-Oil Corp	2,425,976
82,307	*	STX Pan Ocean Co Ltd	428,549
22,161		Woongjin Coway Co Ltd	1,961,958
117,515		Woori Bank	2,007,045
52,834		Woori Investment & Securities Co Ltd	668,296
3,861		Yuhan Corp	816,083
		TOTAL KOREA, REPUBLIC OF	326,695,658

MALAYSIA - 2.2%
491,000		AirAsia BHD	370,196
318,400		Alliance Financial Group BHD	292,341
668,800		AMMB Holdings BHD	772,904
593,000		Astro Malaysia Holdings BHD	357,337
63,100		British American Tobacco Malaysia BHD	648,464
1,498,339		Bumiputra-Commerce Holdings BHD	2,291,775
1,210,596		Dialog Group BHD	545,737
1,499,200		Digi.Com BHD	1,680,757
377,000		Felda Global Ventures Holdings BHD	143,561
663,700		Gamuda BHD	821,584
960,275		Genting BHD	2,180,023
146,600		Genting Plantations BHD	367,056
196,700		HAP Seng Consolidated BHD	417,527
176,000		Hartalega Holdings BHD	290,710
267,387		Hong Leong Bank BHD	980,220
69,106		Hong Leong Credit BHD	276,351
1,355,400		IHH Healthcare BHD	1,868,589
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,232,300		IJM Corp BHD	$998,580
1,032,300		IOI Corp BHD	1,077,336
606,541		IOI Properties Group Sdn BHD	297,498
179,200		Kuala Lumpur Kepong BHD	1,037,672
1,571,227		Malayan Banking BHD	3,500,997
313,576		Malaysia Airports Holdings BHD	640,848
679,100	*	Maxis BHD	896,255
572,200		MISC BHD	986,954
1,063,400		Petronas Chemicals Group BHD	1,727,574
215,500		Petronas Dagangan BHD	1,197,019
327,700		Petronas Gas BHD	1,433,920
208,200		PPB Group BHD	819,865
1,264,040		Public Bank BHD	5,987,648
1,279,500		Resorts World BHD	1,791,320
265,670		RHB Capital BHD	310,267
1,890,200		Sapurakencana Petroleum BHD	680,111
995,265		Sime Darby BHD	2,196,640
517,465		Telekom Malaysia BHD	768,674
1,530,450		Tenaga Nasional BHD	5,045,953
1,160,669		TM International BHD	1,255,105
180,500	*	UMW Holdings BHD	245,780
307,800		Westports Holdings BHD	268,152
1,549,800		YTL Corp BHD	506,653
581,269		YTL Power International BHD	190,068
		TOTAL MALAYSIA	48,166,021

MEXICO - 3.5%
1,370,450		Alfa S.A. de C.V. (Class A)	1,899,885
14,572,470	*	America Movil S.A. de C.V. (Series L)	12,900,555
6,238,797	*	Cemex S.A. de C.V.	6,027,654
215,360		Coca-Cola Femsa S.A. de C.V.	1,833,327
88,400		El Puerto de Liverpool SAB de C.V.	794,942
154,325		Embotelladoras Arca SAB de C.V.	1,144,098
1,130,900		Fibra Uno Administracion S.A. de C.V.	2,089,965
830,837		Fomento Economico Mexicano S.A. de C.V.	8,390,275
463,186		Gentera SAB de C.V.	704,308
93,020		Gruma SAB de C.V.	1,284,802
147,728		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,691,663
83,470		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,782,866
696,520		Grupo Bimbo S.A. de C.V. (Series A)	1,761,009
198,598		Grupo Carso S.A. de C.V. (Series A1)	828,194
1,071,987		Grupo Financiero Banorte S.A. de C.V.	7,106,637
960,532		Grupo Financiero Inbursa S.A.	1,735,729
758,200		Grupo Financiero Santander Mexico SAB de C.V.	1,557,073
236,600	e	Grupo Lala SAB de C.V.	466,488
1,657,156		Grupo Mexico S.A. de C.V. (Series B)	5,398,033
1,072,726		Grupo Televisa S.A.	5,717,791
71,387		Industrias Penoles S.A. de C.V.	1,755,031
233,900		Infraestructura Energetica ,NV SAB de C.V.	1,325,817
683,342		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,375,704
521,823		Mexichem SAB de C.V.	1,486,987
103,715		Promotora y Operadora de Infraestructura SAB de C.V.	1,138,841
2,302,189		Wal-Mart de Mexico SAB de C.V.	5,312,396
		TOTAL MEXICO	77,510,070
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

PAKISTAN - 0.0%
55,800		Global X MSCI Pakistan ETF	$898,380
		TOTAL PAKISTAN	898,380

PERU - 0.4%
105,122		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,286,693
28,290		Credicorp Ltd (NY)	5,237,611
34,561		Southern Copper Corp (NY)	1,359,630
		TOTAL PERU	7,883,934

PHILIPPINES - 1.1%
709,400		Aboitiz Equity Ventures, Inc	1,068,007
750,800		Aboitiz Power Corp	580,285
1,578,500		Alliance Global Group, Inc	449,076
107,528		Ayala Corp	1,842,157
3,401,900		Ayala Land, Inc	2,831,254
911,869		Banco de Oro Universal Bank	2,273,883
226,990		Bank of the Philippine Islands	470,534
1,227,500		DMCI Holdings, Inc	391,652
12,040		Globe Telecom, Inc	504,888
39,520		GT Capital Holdings, Inc	950,387
220,180		International Container Term Services, Inc	465,943
1,278,680	*	JG Summit Holdings (Series B)	2,014,567
208,320		Jollibee Foods Corp	928,261
4,426,900		Megaworld Corp	421,093
6,294,000		Metro Pacific Investments Corp	846,724
366,672		Metropolitan Bank & Trust	632,342
40,555		PLDT, Inc	1,315,767
4,138,100		PNOC Energy Development Corp	489,581
830,100		Robinsons Land Corp	422,946
48,690		Security Bank Corp	225,731
91,960		SM Investments Corp	1,470,613
3,717,275		SM Prime Holdings	2,572,172
400,550		Universal Robina	1,277,653
		TOTAL PHILIPPINES	24,445,516

POLAND - 1.3%
36,388	*	Alior Bank S.A.	648,221
8,150		Bank Handlowy w Warszawie S.A.	160,926
216,854	*	Bank Millennium S.A.	465,389
66,247		Bank Pekao S.A.	2,353,889
12,753		Bank Zachodni WBK S.A.	1,346,472
6,419	*	BRE Bank S.A.	811,967
9,919		CCC S.A.	673,257
64,284	*	Cyfrowy Polsat S.A.	458,228
35,627		Eurocash S.A.	352,034
78,204	*	Grupa Lotos S.A.	1,056,729
20,543		Jastrzebska Spolka Weglowa S.A.	472,933
61,082		KGHM Polska Miedz S.A.	2,078,090
519		LPP S.A.	1,010,360
1,032,441		Polish Oil & Gas Co	1,918,850
298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

348,557		Polska Grupa Energetyczna S.A.	$1,270,205
154,528	*	Polski Koncern Naftowy Orlen S.A.	4,575,173
393,931	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	4,033,242
246,372		Powszechny Zaklad Ubezpieczen S.A.	3,034,870
95,708		Synthos S.A.	118,194
303,984	*	Tauron Polska Energia S.A.	322,159
264,409		Telekomunikacja Polska S.A.	400,981
13,692	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	268,071
		TOTAL POLAND	27,830,240

QATAR - 0.6%
46,925	*	Barwa Real Estate Co	430,709
81,619	*	Commercial Bank of Qatar QSC	699,174
61,071	*	Doha Bank QSC	520,003
329,410	*	Ezdan Holding Group QSC	1,180,746
67,444	*	Industries Qatar QSC	1,782,027
157,267	*	Masraf Al Rayan	1,805,606
27,725	*	Ooredoo QSC	729,535
9,966	*	Qatar Electricity & Water Co	539,531
224,313	*	Qatar Gas Transport Co Ltd	1,114,557
56,304	*	Qatar Insurance Co SAQ	1,082,546
24,337	*	Qatar Islamic Bank SAQ	645,065
99,613	*	Qatar National Bank	3,775,759
		TOTAL QATAR	14,305,258

ROMANIA - 0.1%
102,105	*	NEPI Rockcastle plc	1,360,109
		TOTAL ROMANIA	1,360,109

RUSSIA - 3.0%
102,510		AFK Sistema (GDR)	410,040
2,436,647		Gazprom OAO (ADR)	9,485,209
32,928		Gazpromneft OAO (ADR)	549,023
199,269		LUKOIL PJSC (ADR)	9,284,987
133,818		Magnit OAO (GDR)	4,911,670
233,806		MMC Norilsk Nickel PJSC (ADR)	3,469,587
246,349		Mobile TeleSystems (ADR)	2,111,211
43,156		NovaTek OAO (GDR)	4,521,516
56,233		PhosAgro OAO (ADR)	771,475
600,833		Rosneft Oil Co (GDR)	3,085,926
69,382		Rostelecom (ADR)	456,975
729,325		RusHydro PJSC (ADR)	911,688
1,190,439		Sberbank of Russian Federation (ADR)	13,859,904
108,023		Severstal (GDR)	1,484,558
767,188		Surgutneftegaz (ADR)	3,343,209
123,219		Tatneft PAO (ADR)	4,751,422
1,325,227		VTB Bank OJSC (GDR)	2,557,268
		TOTAL RUSSIA	65,965,668

SOUTH AFRICA - 6.4%
28,198	*	Anglo American Platinum Ltd	690,525
187,832		AngloGold Ashanti Ltd	1,897,677
170,947		Aspen Pharmacare Holdings Ltd	3,583,002
299

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

292,700	*,e	Barclays Africa Group Ltd	$3,213,232
143,092		Bid Corp Ltd	3,436,482
140,289		Bidvest Group Ltd	1,785,827
161,981	e	Brait S.A.	772,710
15,072		Capitec Bank Holdings Ltd	983,195
110,297		Coronation Fund Managers Ltd	570,941
145,649		Discovery Holdings Ltd	1,550,423
112,977		Exxaro Resources Ltd	932,906
1,461,849		FirstRand Ltd	5,750,197
368,584		Fortress Income Fund Ltd	1,068,380
431,936		Fortress Income Fund Ltd (A Shares)	577,827
82,221	e	Foschini Ltd	946,491
380,123		Gold Fields Ltd	1,516,407
864,997		Growthpoint Properties Ltd	1,627,447
94,940		Hyprop Investments Ltd	851,515
287,698		Impala Platinum Holdings Ltd	768,157
59,528	e	Imperial Holdings Ltd	786,299
114,096		Investec Ltd	853,204
40,805	e	Liberty Holdings Ltd	350,070
517,522		Life Healthcare Group Holdings Pte Ltd	994,631
45,598		Massmart Holdings Ltd	382,845
414,362		Metropolitan Holdings Ltd	649,271
50,675		Mondi Ltd	1,315,829
103,781		Mr Price Group Ltd	1,363,851
732,130	e	MTN Group Ltd	6,583,179
191,643		Naspers Ltd (N Shares)	42,363,526
86,686	e	Nedbank Group Ltd	1,441,803
466,424		Network Healthcare Holdings Ltd	868,005
171,214		Pick’n Pay Stores Ltd	823,802
54,532		Pioneer Foods Ltd	579,882
37,394		PSG Group Ltd	733,877
251,717		Rand Merchant Investment Holdings Ltd	802,400
2,099,137		Redefine Properties Ltd	1,715,467
233,149		Remgro Ltd	3,783,005
127,302		Resilient REIT Ltd	1,264,229
304,852		RMB Holdings Ltd	1,471,287
605,327		Sanlam Ltd	3,048,753
248,160		Sappi Ltd	1,643,830
245,518		Sasol Ltd	7,400,404
186,093	e	Shoprite Holdings Ltd	2,847,860
845,836		Sibanye Gold Ltd	1,079,617
86,598		Spar Group Ltd	1,085,426
555,642		Standard Bank Group Ltd	6,902,619
1,309,381		Steinhoff International Holdings NV	6,552,097
91,536		Telkom S.A. Ltd	451,820
72,058		Tiger Brands Ltd	2,184,747
176,836		Truworths International Ltd	1,014,421
217,198		Vodacom Group Pty Ltd	2,934,943
443,681		Woolworths Holdings Ltd	2,120,487
		TOTAL SOUTH AFRICA	140,916,827

TAIWAN - 11.7%
1,163,912		Acer, Inc	571,936
300

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,881,838		Advanced Semiconductor Engineering, Inc	$3,866,381
157,030		Advantech Co Ltd	1,187,852
1,038,512		Asia Cement Corp	917,840
721,000	*	Asia Pacific Telecom Co Ltd	255,532
304,500		Asustek Computer, Inc	2,831,944
3,782,000		AU Optronics Corp	1,531,060
279,000		Catcher Technology Co Ltd	3,206,520
3,599,270		Cathay Financial Holding Co Ltd	5,864,597
409,518		Chailease Holding Co Ltd	1,177,267
1,826,154		Chang Hwa Commercial Bank	1,070,544
822,490		Cheng Shin Rubber Industry Co Ltd	1,663,628
180,965		Chicony Electronics Co Ltd	465,625
1,311,000		China Airlines	402,893
5,254,754	*	China Development Financial Holding Corp	1,584,887
1,458,346		China Life Insurance Co Ltd (Taiwan)	1,542,998
5,473,850		China Steel Corp	4,494,637
7,672,908		Chinatrust Financial Holding Co	4,929,600
1,716,600		Chunghwa Telecom Co Ltd	5,802,450
1,771,000		Compal Electronics, Inc	1,176,196
841,929		Delta Electronics, Inc	4,473,676
3,595,300		E.Sun Financial Holding Co Ltd	2,291,995
80,316		Eclat Textile Co Ltd	924,674
932,315		Eva Airways Corp	451,795
690,491	*	Evergreen Marine Corp Tawain Ltd	378,376
1,189,852		Far Eastern Textile Co Ltd	979,273
705,000		Far EasTone Telecommunications Co Ltd	1,704,427
156,662		Feng TAY Enterprise Co Ltd	671,905
4,029,727		First Financial Holding Co Ltd	2,721,803
1,395,270		Formosa Chemicals & Fibre Corp	4,203,824
751,000		Formosa Petrochemical Corp	2,636,393
1,825,600		Formosa Plastics Corp	5,475,118
234,000		Formosa Taffeta Co Ltd	231,703
369,512		Foxconn Technology Co Ltd	1,111,003
2,940,812		Fubon Financial Holding Co Ltd	4,568,416
4,212,112		Fuhwa Financial Holdings Co Ltd	1,805,598
138,000		Giant Manufacturing Co Ltd	681,185
61,000		Globalwafers Co Ltd	480,214
308,500	*	High Tech Computer Corp	732,253
299,290		Highwealth Construction Corp	495,527
85,975		Hiwin Technologies Corp	624,262
6,810,141		Hon Hai Precision Industry Co, Ltd	26,485,147
112,000		Hotai Motor Co Ltd	1,360,977
2,947,255		Hua Nan Financial Holdings Co Ltd	1,722,585
3,940,061		InnoLux Display Corp	1,921,992
1,051,060		Inventec Co Ltd	839,608
44,000		Largan Precision Co Ltd	8,028,208
817,778		Lite-On Technology Corp	1,323,506
661,961	*	MediaTek, Inc	5,827,182
4,817,046		Mega Financial Holding Co Ltd	4,076,909
75,000		Merida Industry Co Ltd	358,812
297,000		Micro-Star International Co Ltd	769,459
2,137,860		Nan Ya Plastics Corp	5,380,782
272,000		Nanya Technology Corp	560,927
301

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

56,000		Nien Made Enterprise Co Ltd	$683,366
247,000		Novatek Microelectronics Corp Ltd	939,256
49,000	*	OBI Pharma, Inc	348,702
831,000		Pegatron Technology Corp	2,710,308
59,000		Phison Electronics Corp	819,628
883,000		Pou Chen Corp	1,192,826
289,000		Powertech Technology, Inc	936,472
257,000		President Chain Store Corp	2,177,746
1,139,000		Quanta Computer, Inc	2,700,516
197,085		Realtek Semiconductor Corp	737,464
335,111	*	Ruentex Development Co Ltd	362,934
196,730		Ruentex Industries Ltd	291,939
2,932,093	*	Shin Kong Financial Holding Co Ltd	783,816
922,169	*	Siliconware Precision Industries Co	1,518,604
4,504,800	*	SinoPac Financial Holdings Co Ltd	1,412,486
244,017		Standard Foods Corp	649,714
578,050		Synnex Technology International Corp	642,760
70,000	*	TaiMed Biologics, Inc	511,805
3,608,294		Taishin Financial Holdings Co Ltd	1,696,837
1,296,236		Taiwan Business Bank	367,879
1,469,914		Taiwan Cement Corp	1,703,589
3,662,627		Taiwan Cooperative Financial Holding	2,001,454
361,000		Taiwan Fertilizer Co Ltd	490,204
648,000		Taiwan High Speed Rail Corp	559,152
727,200	*	Taiwan Mobile Co Ltd	2,602,559
10,662,000		Taiwan Semiconductor Manufacturing Co Ltd	75,368,605
791,000		Teco Electric and Machinery Co Ltd	744,936
77,000		Transcend Information, Inc	228,024
2,117,569		Uni-President Enterprises Corp	4,052,693
5,248,000		United Microelectronics Corp	2,408,778
358,000		Vanguard International Semiconductor Corp	670,196
1,007,476		Wistron Corp	1,016,687
599,500		WPG Holdings Co Ltd	839,567
255,000	*	Yulon Motor Co Ltd	222,793
202,127		Zhen Ding Technology Holding Ltd	470,194
		TOTAL TAIWAN	255,708,390

THAILAND - 2.1%
455,500	*	Advanced Info Service PCL (Foreign)	2,538,246
1,812,300		Airports of Thailand PCL	2,791,170
94,700		Bangkok Bank PCL (Foreign)	524,866
1,417,400		Bangkok Dusit Medical Services PCL	813,258
2,700,000		Bangkok Expressway & Metro PCL	608,774
1,218,900		Banpu PCL (Foreign)	597,470
273,300		BEC World PCL (Foreign)	151,941
466,400		Berli Jucker PCL	648,295
1,644,900		BTS Group Holdings PCL (Foreign)	425,265
140,600		Bumrungrad Hospital PCL (Foreign)	739,188
461,700		Central Pattana PCL (Foreign)	966,975
1,328,280		Charoen Pokphand Foods PCL	981,741
2,119,900		CP Seven Eleven PCL (Foreign)	3,872,195
130,200		Delta Electronics Thai PCL	347,739
52,000		Electricity Generating PCL	340,605
302

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

509,100		Energy Absolute PCL (Foreign)	$565,713
246,500		Glow Energy PCL (Foreign)	599,923
1,481,926		Home Product Center PCL (Foreign)	440,882
528,278		Indorama Ventures PCL (Foreign)	590,895
7,535,100		IRPC PCL (Foreign)	1,245,518
771,700		Kasikornbank PCL (Foreign)	4,590,831
110,200		KCE Electronics PCL	286,327
1,586,650		Krung Thai Bank PCL (Foreign)	863,080
800,170		Minor International PCL (Foreign)	1,009,936
629,784		PTT Exploration & Production PCL (Foreign)	1,666,820
921,741		PTT Global Chemical PCL (Foreign)	1,996,575
493,600		PTT PCL (Foreign)	5,756,828
203,000		Robinson PCL	355,517
177,650		Siam Cement PCL (Foreign)	2,700,317
745,600		Siam Commercial Bank PCL (Foreign)	3,293,712
563,800		Thai Oil PCL (Foreign)	1,453,348
666,000		Thai Union Group PCL	406,287
3,120,700		TMB Bank PCL (Foreign)	221,400
5,286,748	*	True Corp PCL	897,709
		TOTAL THAILAND	45,289,346

TURKEY - 1.2%
950,355		Akbank TAS	2,827,200
90,802		Anadolu Efes Biracilik Ve Malt Sanayii AS	532,690
98,084		Arcelik AS	725,053
87,797		Aselsan Elektronik Sanayi Ve Ticaret AS	600,357
91,348		BIM Birlesik Magazalar AS	1,781,577
40,123		Coca-Cola Icecek AS	484,863
798,927	*	Emlak Konut Gayrimenkul Yatiri	722,659
627,036		Eregli Demir ve Celik Fabrikalari TAS	1,397,997
21,083		Ford Otomotiv Sanayi AS	269,745
398,343		Haci Omer Sabanci Holding AS	1,224,419
278,068		KOC Holding AS	1,294,986
358,286		Petkim Petrokimya Holding	655,021
83,385		TAV Havalimanlari Holding AS	505,353
35,268		Tofas Turk Otomobil Fabrik	309,890
76,223		Tupras Turkiye Petrol Rafine	2,349,026
341,522	*	Turk Hava Yollari	857,560
309,787		Turk Sise ve Cam Fabrikalari AS	396,305
178,558	*	Turk Telekomunikasyon AS	368,093
323,121		Turkcell Iletisim Hizmet AS	1,181,584
1,016,385		Turkiye Garanti Bankasi AS	3,043,753
271,045		Turkiye Halk Bankasi AS	1,162,883
643,834		Turkiye Is Bankasi (Series C)	1,385,963
227,268		Turkiye Vakiflar Bankasi Tao	454,893
67,278		Ulker Biskuvi Sanayi AS	406,232
409,675	*	Yapi ve Kredi Bankasi	528,830
		TOTAL TURKEY	25,466,932

UNITED ARAB EMIRATES - 0.7%
792,345	*	Abu Dhabi Commercial Bank PJSC	1,563,149
1,166,017		Aldar Properties PJSC	742,459
537,455	*	DAMAC Properties Dubai Co PJSC	585,002
303

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

74,246		DP World Ltd	$1,707,658
528,628	*	Dubai Islamic Bank PJSC	874,453
936,289	*	Dubai Parks & Resorts PJSC	196,916
735,021	*	Emaar Malls Group PJSC	496,277
1,530,791	*	Emaar Properties PJSC	3,431,406
763,434		Emirates Telecommunications Group Co PJSC	3,895,015
769,618	*	National Bank of Abu Dhabi PJSC	2,231,506
		TOTAL UNITED ARAB EMIRATES	15,723,841

UNITED STATES - 2.2%
299,667		iShares Core MSCI Emerging Markets ETF	15,819,421
582,109		iShares MSCI Emerging Markets	25,496,374
177,746	*	Yum China Holdings, Inc	6,361,529
		TOTAL UNITED STATES	47,677,324

		TOTAL COMMON STOCKS	2,171,134,152
		(Cost $1,831,185,214)

PREFERRED STOCKS - 0.3%

BRAZIL - 0.3%
1,700,498		ITAUSA Investimentos Itau PR	5,044,208
		TOTAL BRAZIL	5,044,208

INDIA - 0.0%
10,463,000	*,m	Vedanta Ltd	124,975
		TOTAL INDIA	124,975

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	610
		TOTAL PHILIPPINES	610

		TOTAL PREFERRED STOCKS	5,169,793
		(Cost $4,992,071)

RIGHTS / WARRANTS - 0.0%
INDIA - 0.0%
158,766		Tata Motors Ltd (DVR)	644,511
		TOTAL INDIA	644,511

		TOTAL RIGHTS / WARRANTS	644,511
		(Cost $711,957)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.1%
$2,500,000	Federal Home Loan Bank (FHLB)	0.800%	08/01/17	2,500,000
	TOTAL GOVERNMENT AGENCY DEBT			2,500,000
304

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
29,692,293	c	State Street Navigator Securities Lending Government Money Market Portfolio	$29,692,293
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	29,692,293

		TOTAL SHORT-TERM INVESTMENTS	32,192,293
		(Cost $32,192,293)
		TOTAL INVESTMENTS - 100.9%	2,209,140,749
		(Cost $1,869,081,535)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(19,003,226)
		NET ASSETS - 100.0%	$2,190,137,523

Abbreviation(s):
ADR American Depositary Receipt
DVR Differential Voting Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,643,164.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/17, the aggregate value of these securities amounted to $8,913,086 or 0.4% of net assets.
m	Indicates a security that has been deemed illiquid.
305

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2017

		% OF
SECTOR	VALUE	NET ASSETS
INFORMATION TECHNOLOGY	$574,689,486	26.2%
FINANCIALS	533,531,349	24.4
CONSUMER DISCRETIONARY	223,080,269	10.2
ENERGY	147,418,345	6.7
MATERIALS	147,405,028	6.7
CONSUMER STAPLES	139,565,494	6.4
INDUSTRIALS	117,766,305	5.4
TELECOMMUNICATION SERVICES	112,501,175	5.1
UTILITIES	72,207,922	3.3
REAL ESTATE	60,256,288	2.8
HEALTH CARE	48,526,795	2.2
SHORT-TERM INVESTMENTS	32,192,293	1.5
OTHER ASSETS & LIABILITIES, NET	(19,003,226)	(0.9)

NET ASSETS	$2,190,137,523	100.0%
306

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUSTRALIA - 7.2%
492,606		AGL Energy Ltd	$9,499,277
1,840,746		Alumina Ltd	2,795,860
918,749		Amcor Ltd	11,278,056
2,184,256		AMP Ltd	9,416,242
820,669		APA Group	5,661,625
410,914		Aristocrat Leisure Ltd	6,663,557
1,500,585		AusNet Services	1,962,757
2,206,345		Australia & New Zealand Banking Group Ltd	52,310,550
146,578		Australian Stock Exchange Ltd	6,130,708
276,961		Bank of Queensland Ltd	2,669,736
367,714		Bendigo Bank Ltd	3,270,765
2,429,181		BHP Billiton Ltd	50,591,130
1,596,845		BHP Billiton plc	29,116,886
436,214		BlueScope Steel Ltd	4,595,315
870,912		Boral Ltd	4,826,311
1,235,969		Brambles Ltd	9,138,475
202,064		Caltex Australia Ltd	5,035,590
429,775		Challenger Financial Services Group Ltd	4,416,757
72,282		CIMIC Group Ltd	2,397,740
476,269		Coca-Cola Amatil Ltd	3,136,199
42,442		Cochlear Ltd	4,848,307
1,293,982		Commonwealth Bank of Australia	86,690,131
341,886		Computershare Ltd	3,846,733
301,188		Crown Resorts Ltd	3,067,295
344,458		CSL Ltd	34,704,908
750,137		Dexus Property Group	5,632,833
50,964	e	Domino’s Pizza Enterprises Ltd	2,172,684
49,135	e	Flight Centre Travel Group Ltd	1,709,043
1,177,933		Fortescue Metals Group Ltd	5,414,028
1,363,491		GPT Group (ASE)	5,227,718
440,579	e	Harvey Norman Holdings Ltd	1,540,504
1,343,188		Healthscope Ltd	2,235,759
1,234,052		Incitec Pivot Ltd	3,150,770
1,757,267		Insurance Australia Group Ltd	9,372,191
403,224		Lend Lease Corp Ltd	5,438,775
1,336,430		Macquarie Goodman Group	8,516,718
242,737		Macquarie Group Ltd	16,664,727
2,325,478		Medibank Pvt Ltd	5,060,329
2,750,418		Mirvac Group	4,777,355
2,010,871		National Australia Bank Ltd	48,206,197
563,491		Newcrest Mining Ltd	9,155,915
1,032,973		Oil Search Ltd	5,496,041
280,036		Orica Ltd	4,451,896
1,318,921	*	Origin Energy Ltd	7,306,146
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

344,430		Qantas Airways Ltd	$1,463,852
1,027,049		QBE Insurance Group Ltd	9,729,804
1,485,502		QR National Ltd	5,962,440
114,751		Ramsay Health Care Ltd	6,479,560
42,397		REA Group Ltd	2,338,621
1,440,777	*	Santos Ltd	3,914,983
4,188,355		Scentre Group	13,849,741
247,557		Seek Ltd	3,385,076
328,695		Sonic Healthcare Ltd	5,866,195
4,001,260		South32 Ltd	9,332,350
1,819,605		Stockland Trust Group	6,117,962
956,526		Suncorp-Metway Ltd	10,932,763
832,029		Sydney Airport	4,484,818
703,322	*	Tabcorp Holdings Ltd	2,350,098
1,096,708		Tattersall’s Ltd	3,509,655
3,288,694		Telstra Corp Ltd	10,788,782
291,468	e	TPG Telecom Ltd	1,307,912
1,513,711		Transurban Group (ASE)	13,823,992
543,565		Treasury Wine Estates Ltd	5,292,021
2,737,497		Vicinity Centres	6,024,793
871,905		Wesfarmers Ltd	28,411,544
1,543,454		Westfield Corp	9,489,656
2,520,522		Westpac Banking Corp	64,248,449
570,304		Woodside Petroleum Ltd	13,328,337
955,327		Woolworths Ltd	20,389,949
		TOTAL AUSTRALIA	772,423,892

AUSTRIA - 0.3%
52,293		Andritz AG.	3,201,571
229,200		Erste Bank der Oesterreichischen Sparkassen AG.	9,494,579
119,466		OMV AG.	6,767,408
122,553	*	Raiffeisen International Bank Holding AG.	3,611,598
85,526		Voestalpine AG.	4,334,791
		TOTAL AUSTRIA	27,409,947

BELGIUM - 1.2%
143,072		Ageas	6,440,914
576,270		Anheuser-Busch InBev S.A.	69,516,877
56,068		Colruyt S.A.	3,141,953
57,596		Groupe Bruxelles Lambert S.A.	5,907,186
190,456		KBC Groep NV	15,745,764
117,118		Proximus plc	4,118,427
55,156		Solvay S.A.	7,908,332
36,541	*	Telenet Group Holding NV	2,551,087
94,048		UCB S.A.	6,848,756
69,844		Umicore	5,607,224
		TOTAL BELGIUM	127,786,520

CHILE - 0.0%
303,091		Antofagasta plc	3,785,010
		TOTAL CHILE	3,785,010
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.0%
1,624,700		Yangzijiang Shipbuilding	$1,695,288
		TOTAL CHINA	1,695,288

DENMARK - 1.8%
2,831		AP Moller - Maersk AS (Class A)	5,912,617
4,942		AP Moller - Maersk AS (Class B)	10,787,590
77,955		Carlsberg AS (Class B)	8,660,731
72,637		Christian Hansen Holding	5,849,555
87,342		Coloplast AS	7,503,435
557,971		Danske Bank AS	22,596,529
110,234	g	DONG Energy A.S.	5,317,958
140,580		DSV AS	9,076,646
43,405	*	Genmab AS	9,864,288
54,006		H Lundbeck AS	3,238,295
118,927		ISS A.S.	4,875,391
1,364,853		Novo Nordisk AS	58,046,400
186,231		Novozymes AS	8,599,298
85,941		Pandora AS	9,890,827
591,448		TDC AS	3,649,561
83,191		Tryg A.S.	1,874,484
167,514		Vestas Wind Systems AS	16,371,457
91,646	*	William Demant Holding A.S.	2,434,939
		TOTAL DENMARK	194,550,001

FINLAND - 1.0%
100,384		Elisa Oyj (Series A)	4,132,495
320,819		Fortum Oyj	5,246,071
251,075		Kone Oyj (Class B)	13,077,827
88,129		Metso Oyj	2,803,714
93,560		Neste Oil Oyj	4,056,202
4,420,692		Nokia Oyj (Turquoise)	28,209,243
86,712		Nokian Renkaat Oyj	3,535,621
81,827		Orion Oyj (Class B)	4,135,597
338,071		Sampo Oyj (A Shares)	18,489,635
417,952		Stora Enso Oyj (R Shares)	5,587,946
410,326		UPM-Kymmene Oyj	11,170,343
113,701		Wartsila Oyj (B Shares)	7,556,360
		TOTAL FINLAND	108,001,054

FRANCE - 10.1%
136,276		Accor S.A.	6,330,524
23,208		Aeroports de Paris	3,927,601
291,517		Air Liquide	35,743,963
115,589		Alstom RGPT	4,141,105
51,219		Arkema	5,830,534
72,333		Atos Origin S.A.	10,997,191
1,474,087		AXA S.A.	43,534,911
853,758		BNP Paribas	66,162,536
666,300		Bollore	3,091,388
160,091		Bouygues S.A.	6,863,759
205,673		Bureau Veritas S.A.	4,686,183
120,850		Cap Gemini S.A.	13,156,873
447,694		Carrefour S.A.	10,753,675
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

40,847	Casino Guichard Perrachon S.A.	$2,491,306
138,404	CNP Assurances	3,341,305
377,014	Compagnie de Saint-Gobain	20,919,262
883,561	Credit Agricole S.A.	15,508,568
1,826	Dassault Aviation S.A.	2,741,552
95,721	Dassault Systemes S.A.	9,390,004
166,874	Edenred	4,386,756
55,369	Eiffage S.A.	5,363,355
452,791	Electricite de France	4,596,115
154,164	Essilor International S.A.	19,518,186
32,328	Eurazeo	2,638,757
439,974	European Aeronautic Defence and Space Co	36,762,724
127,980	Eutelsat Communications	3,463,678
26,811	Fonciere Des Regions	2,587,940
1,490,646	France Telecom S.A.	25,082,912
1,267,144	Gaz de France	20,408,875
34,075	Gecina S.A.	5,151,864
439,273	Groupe Danone	32,778,625
401,543	Groupe Eurotunnel S.A.	4,452,546
23,635	Hermes International	11,971,472
26,975	Icade	2,316,081
19,877	Iliad S.A.	4,930,973
24,803	Imerys S.A.	2,150,033
48,000	Ingenico	5,034,973
31,960	Ipsen	4,090,710
71,879	JC Decaux S.A.	2,559,742
58,509	Kering	20,450,140
163,785	Klepierre	6,665,646
87,685	Lagardere S.C.A.	2,880,945
198,890	Legrand S.A.	13,738,844
189,190	L’Oreal S.A.	39,196,426
212,308	LVMH Moet Hennessy Louis Vuitton S.A.	53,329,334
128,488	Michelin (C.G.D.E.) (Class B)	17,401,910
726,841	Natixis	5,281,623
157,399	Pernod-Ricard S.A.	21,838,183
372,950	Peugeot S.A.	8,022,425
149,705	Publicis Groupe S.A.	11,320,158
15,501	Remy Cointreau S.A.	1,783,102
134,131	Renault S.A.	12,084,114
228,955	Rexel S.A.	3,625,606
236,735	Safran S.A.	22,397,655
878,487	Sanofi-Aventis	83,710,149
425,683	Schneider Electric S.A.	33,408,957
129,916	SCOR SE	5,479,318
16,549	SEB S.A.	2,944,138
25,627	Societe BIC S.A.	3,005,941
585,029	Societe Generale	34,303,004
67,941	Sodexho Alliance S.A.	8,025,845
271,682	Suez Environnement S.A.	4,912,346
77,531	Thales S.A.	8,583,294
1,759,130	Total S.A.	89,458,223
73,038	Unibail-Rodamco	18,267,125
181,119	Valeo S.A.	12,540,417
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

346,798		Veolia Environnement	$7,815,698
380,559		Vinci S.A.	34,077,675
770,082		Vivendi Universal S.A.	17,799,561
20,987		Wendel	3,157,748
153,734		Zodiac S.A.	4,396,434
		TOTAL FRANCE	1,081,760,541

GERMANY - 9.3%
143,554		Adidas-Salomon AG.	32,786,901
348,140		Allianz AG.	74,208,831
35,354		Axel Springer AG.	2,244,941
695,110		BASF SE	66,174,426
626,522		Bayer AG.	79,356,013
249,963		Bayerische Motoren Werke AG.	22,966,457
42,128		Bayerische Motoren Werke AG. (Preference)	3,357,038
75,263		Beiersdorf AG.	8,259,275
115,018		Brenntag AG.	6,517,746
814,147	*	Commerzbank AG.	10,649,314
82,501		Continental AG.	18,584,793
86,872	g	Covestro AG.	6,736,776
724,811		Daimler AG. (Registered)	50,783,714
354,075		Deutsche Annington Immobilien SE	14,348,835
1,565,277		Deutsche Bank AG. (Registered)	27,873,909
145,931		Deutsche Boerse AG.	15,237,705
183,088		Deutsche Lufthansa AG.	3,931,818
748,316		Deutsche Post AG.	29,029,080
2,471,270		Deutsche Telekom AG.	45,146,967
261,334		Deutsche Wohnen AG.	10,356,263
1,664,354		E.ON AG.	16,465,032
120,417		Evonik Industries AG.	4,101,108
30,911		Fraport AG. Frankfurt Airport Services Worldwide	3,095,398
159,293		Fresenius Medical Care AG.	15,021,399
313,894		Fresenius SE	26,494,133
52,563		Fuchs Petrolub AG. (Preference)	3,120,423
137,483		GEA Group AG.	5,587,468
45,354		Hannover Rueckversicherung AG.	5,724,521
109,622		HeidelbergCement AG.	10,854,983
77,705		Henkel KGaA	9,775,998
131,874		Henkel KGaA (Preference)	18,679,684
15,597		Hochtief AG.	2,783,965
47,269		Hugo Boss AG.	3,565,419
867,155		Infineon Technologies AG.	18,831,369
117,856	g	Innogy SE	4,949,939
142,223	e	K&S AG.	3,698,248
69,499		Lanxess AG.	5,359,338
140,040		Linde AG.	26,714,126
33,796		MAN AG.	3,742,560
96,029		Merck KGaA	10,537,420
128,048	*	Metro Wholesale & Food Specialist AG.	2,586,769
121,821		Muenchener Rueckver AG.	26,167,077
65,859		Osram Licht AG.	5,488,313
115,103		Porsche AG.	6,587,702
176,071		ProSiebenSat. Media AG.	7,034,746
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

391,772	*	RWE AG.	$8,254,860
744,944		SAP AG.	78,878,528
125,611		Schaeffler AG.	1,751,307
582,357		Siemens AG.	79,026,769
99,486		Symrise AG.	6,965,586
543,073		Telefonica Deutschland Holding AG.	2,805,384
276,999		ThyssenKrupp AG.	8,227,264
334,436		TUI AG. (DI)	5,256,550
94,541		United Internet AG.	5,755,657
24,445		Volkswagen AG.	3,843,872
140,312		Volkswagen AG. (Preference)	21,578,436
83,632	*,g	Zalando SE	3,743,143
		TOTAL GERMANY	1,001,605,296

HONG KONG - 3.5%
9,094,000		AIA Group Ltd	71,528,902
201,200		ASM Pacific Technology	2,600,257
857,334		Bank of East Asia Ltd	3,667,386
2,793,000		BOC Hong Kong Holdings Ltd	13,731,710
1,979,336		Cheung Kong Property Holdings Ltd	16,006,538
2,060,836		CK Hutchison Holdings Ltd	27,118,776
564,500		CK Infrastructure Holdings Ltd	5,261,526
1,223,000		CLP Holdings Ltd	13,031,240
1,367,750		First Pacific Co	1,023,619
1,777,000		Galaxy Entertainment Group Ltd	10,971,379
665,000		Hang Lung Group Ltd	2,525,992
1,456,000		Hang Lung Properties Ltd	3,621,199
558,100		Hang Seng Bank Ltd	12,133,416
835,056		Henderson Land Development Co Ltd	4,826,403
2,404,000	*,e,g	HK Electric Investments & HK Electric Investments Ltd	2,279,901
3,272,640		HKT Trust and HKT Ltd	4,290,448
6,508,400		Hong Kong & China Gas Ltd	12,301,245
1,110,000		Hong Kong Electric Holdings Ltd	10,994,293
899,190		Hong Kong Exchanges and Clearing Ltd	25,616,313
874,500		Hongkong Land Holdings Ltd	6,571,419
4,382,900		Hutchison Port Holdings Trust	2,080,576
477,792		Hysan Development Co Ltd	2,310,478
159,600		Jardine Matheson Holdings Ltd	10,180,715
164,700		Jardine Strategic Holdings Ltd	6,715,936
458,623		Kerry Properties Ltd	1,607,135
4,696,600		Li & Fung Ltd	1,718,046
1,638,991		Link REIT	13,306,377
185,900		Melco Crown Entertainment Ltd (ADR)	3,755,180
1,109,608		MTR Corp	6,407,519
4,276,855		New World Development Co Ltd	5,775,664
1,095,952		NWS Holdings Ltd	2,096,636
3,914,959		PCCW Ltd	2,201,686
1,799,600		Sands China Ltd	8,334,848
942,192		Shangri-La Asia Ltd	1,530,101
2,156,068		Sino Land Co	3,555,939
1,471,000		SJM Holdings Ltd	1,470,604
1,074,186		Sun Hung Kai Properties Ltd	16,620,079
428,500		Swire Pacific Ltd (Class A)	4,269,640
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

812,200		Swire Properties Ltd	$2,805,730
1,033,000		Techtronic Industries Co	4,589,920
5,966,000	g	WH Group Ltd	5,593,971
909,762		Wharf Holdings Ltd	7,732,651
612,000		Wheelock & Co Ltd	4,611,722
598,000		Yue Yuen Industrial Holdings	2,468,940
		TOTAL HONG KONG	371,842,055

IRELAND - 0.5%
112,562	*	AerCap Holdings NV	5,526,794
689,634	*	Bank of Ireland Group plc	5,755,543
622,006		CRH plc	21,832,943
67,097	*,m	Irish Bank Resolution Corp Ltd	0
358,961		James Hardie Industries NV	5,496,344
125,399		Kerry Group plc (Class A)	11,350,188
62,272		Paddy Power plc	6,239,166
40,148	*	Ryanair Holdings plc	844,296
14,677	*	Ryanair Holdings plc (ADR)	1,663,344
		TOTAL IRELAND	58,708,618

ISRAEL - 0.6%
27,612		Azrieli Group	1,508,820
804,363		Bank Hapoalim Ltd	5,571,664
1,075,322		Bank Leumi Le-Israel	5,166,005
1,724,814		Bezeq Israeli Telecommunication Corp Ltd	2,559,675
96,872	*	Check Point Software Technologies	10,247,120
17,157		Elbit Systems Ltd	2,166,335
28,114		Frutarom Industries Ltd	1,993,352
374,576		Israel Chemicals Ltd	1,784,964
101,573		Mizrahi Tefahot Bank Ltd	1,835,415
52,144		Nice Systems Ltd	3,886,703
692,914		Teva Pharmaceutical Industries Ltd (ADR)	22,291,043
		TOTAL ISRAEL	59,011,096

ITALY - 2.1%
946,614		Assicurazioni Generali S.p.A.	17,169,879
334,366		Autostrade S.p.A.	10,171,194
9,638,930		Banca Intesa S.p.A.	33,181,319
751,201		Banca Intesa S.p.A. RSP	2,394,601
6,123,231	e	Enel S.p.A.	34,928,723
1,923,433		ENI S.p.A.	30,453,983
96,280		Ferrari NV	10,131,505
306,517		Finmeccanica S.p.A.	5,341,465
808,467		Fondiaria-Sai S.p.A	1,868,997
137,014		Luxottica Group S.p.A.	7,909,703
434,644		Mediobanca S.p.A.	4,534,908
402,787	g	Poste Italiane S.p.A	2,965,013
154,811		Prysmian S.p.A.	4,951,770
79,368		Recordati S.p.A.	3,391,807
470,712	*	Saipem S.p.A	1,931,415
1,691,433		Snam Rete Gas S.p.A.	8,002,626
4,542,091		Telecom Italia RSP	3,720,679
8,468,532	*	Telecom Italia S.p.A.	8,712,512
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,060,948		Terna Rete Elettrica Nazionale S.p.A.	$6,060,939
1,513,294	*	UniCredit S.p.A	29,742,189
		TOTAL ITALY	227,565,227

JAPAN - 23.1%
29,900		ABC-Mart, Inc	1,704,929
349,300	*	Acom Co Ltd	1,487,549
474,600		Aeon Co Ltd	7,151,273
85,000		AEON Financial Service Co Ltd	1,850,036
79,700		Aeon Mall Co Ltd	1,517,971
108,800		Air Water, Inc	2,106,492
132,900		Aisin Seiki Co Ltd	6,909,336
422,400		Ajinomoto Co, Inc	8,495,630
151,200		Alfresa Holdings Corp	2,782,706
923,000		All Nippon Airways Co Ltd	3,168,806
149,900		Alps Electric Co Ltd	4,076,265
240,400		Amada Co Ltd	2,745,634
817,000		Aozora Bank Ltd	3,139,771
283,000		Asahi Breweries Ltd	11,535,430
151,400		Asahi Glass Co Ltd	6,372,343
947,000		Asahi Kasei Corp	10,814,677
734,400		Ashikaga Holdings Co Ltd	2,827,086
129,800		Asics Corp	2,359,457
1,657,600		Astellas Pharma, Inc	21,110,407
222,000		Bank of Kyoto Ltd	2,127,896
52,600		Benesse Holdings Inc	2,013,099
1,191		BLife Investment Corp	2,951,886
488,200		Bridgestone Corp	20,539,303
177,700		Brother Industries Ltd	4,533,921
68,100		Calbee, Inc	2,823,285
798,400		Canon, Inc	27,776,999
148,400		Casio Computer Co Ltd	2,430,852
112,400		Central Japan Railway Co	18,088,189
527,000		Chiba Bank Ltd	3,780,936
455,600	*	Chubu Electric Power Co, Inc	5,986,564
162,358		Chugai Pharmaceutical Co Ltd	6,511,217
121,100		Chugoku Bank Ltd	1,755,368
222,500		Chugoku Electric Power Co, Inc	2,439,255
88,800	*	Coca-Cola West Japan Co Ltd	2,678,374
929,000		Concordia Financial Group Ltd	4,684,664
115,500		Credit Saison Co Ltd	2,224,701
78,800	*,e	CYBERDYNE, Inc	1,072,225
368,000		Dai Nippon Printing Co Ltd	4,059,092
204,400		Daicel Chemical Industries Ltd	2,656,813
811,500		Dai-ichi Mutual Life Insurance Co	14,017,841
452,700		Daiichi Sankyo Co Ltd	9,872,962
186,500		Daikin Industries Ltd	19,745,370
51,900		Daito Trust Construction Co Ltd	8,772,312
424,100		Daiwa House Industry Co Ltd	14,793,192
1,218,000		Daiwa Securities Group, Inc	7,014,834
79,700		Dena Co Ltd	1,750,937
358,400		Denso Corp	17,212,303
162,700		Dentsu, Inc	7,607,480
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

21,700	*	Disco Corp	$3,845,981
95,700		Don Quijote Co Ltd	3,475,710
245,200		East Japan Railway Co	22,995,418
204,900		Eisai Co Ltd	10,980,904
114,100		Electric Power Development Co	2,891,020
63,700		FamilyMart Co Ltd	3,567,615
145,400		Fanuc Ltd	29,727,717
40,900		Fast Retailing Co Ltd	12,272,003
405,000		Fuji Electric Holdings Co Ltd	2,229,834
477,300		Fuji Heavy Industries Ltd	17,219,570
309,900		Fujifilm Holdings Corp	11,391,413
1,478,000		Fujitsu Ltd	11,006,264
570,000		Fukuoka Financial Group, Inc	2,627,889
289,300		Hachijuni Bank Ltd	1,836,724
171,600		Hakuhodo DY Holdings, Inc	2,408,365
111,200		Hamamatsu Photonics KK	3,534,663
183,500		Hankyu Hanshin Holdings, Inc	6,549,387
15,100		Hikari Tsushin, Inc	1,648,909
190,300		Hino Motors Ltd	2,239,772
22,300		Hirose Electric Co Ltd	3,036,550
440,000		Hiroshima Bank Ltd	1,880,892
52,500		Hisamitsu Pharmaceutical Co, Inc	2,461,211
81,100		Hitachi Chemical Co Ltd	2,305,653
84,700		Hitachi Construction Machinery Co Ltd	2,424,719
50,700		Hitachi High-Technologies Corp	1,866,210
3,636,000		Hitachi Ltd	25,015,006
159,300		Hitachi Metals Ltd	2,217,151
1,290,300		Honda Motor Co Ltd	36,117,880
45,900		Hoshizaki Electric Co Ltd	4,442,963
291,700		Hoya Corp	16,448,061
100,500		Idemitsu Kosan Co Ltd	2,439,286
121,300		Iida Group Holdings Co Ltd	2,072,530
699,400		Inpex Holdings, Inc	6,806,235
257,780		Isetan Mitsukoshi Holdings Ltd	2,512,101
1,169,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	3,852,961
408,600		Isuzu Motors Ltd	5,602,802
1,125,700		Itochu Corp	17,652,671
173,300		J Front Retailing Co Ltd	2,476,857
84,700		Japan Airlines Co Ltd	2,736,608
39,700		Japan Airport Terminal Co Ltd	1,471,548
296,900		Japan Post Bank Co Ltd	3,813,436
382,400		Japan Post Holdings Co Ltd	4,820,065
731		Japan Prime Realty Investment Corp	2,748,419
1,008		Japan Real Estate Investment Corp	5,293,954
2,071		Japan Retail Fund Investment Corp	3,955,737
818,700		Japan Tobacco, Inc	28,449,110
392,500		JFE Holdings, Inc	7,570,737
168,400		JGC Corp	2,697,617
140,200		JSR Corp	2,470,606
186,800		JTEKT Corp	2,658,861
2,310,650		JX Holdings, Inc	10,270,895
657,000		Kajima Corp	5,728,804
114,100		Kakaku.com, Inc	1,612,096
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

184,000		Kamigumi Co Ltd	$1,971,945
196,000		Kaneka Corp	1,570,580
526,700		Kansai Electric Power Co, Inc	7,072,057
151,000		Kansai Paint Co Ltd	3,453,919
369,700		Kao Corp	22,509,008
1,210,000		Kawasaki Heavy Industries Ltd	3,852,516
1,368,200		KDDI Corp	36,253,164
425,000		Keihan Electric Railway Co Ltd	2,749,657
345,000		Keihin Electric Express Railway Co Ltd	4,003,951
479,000		Keio Corp	4,011,290
106,200		Keisei Electric Railway Co Ltd	2,906,173
73,600		Keyence Corp	33,996,881
117,300		Kikkoman Corp	3,592,591
1,500,000		Kintetsu Corp	5,752,094
640,400		Kirin Brewery Co Ltd	14,104,012
245,300	*	Kobe Steel Ltd	3,068,215
83,600		Koito Manufacturing Co Ltd	4,883,587
692,900		Komatsu Ltd	18,581,868
72,000		Konami Corp	3,755,081
376,300		Konica Minolta Holdings, Inc	3,116,967
22,300		Kose Corp	2,481,576
790,300		Kubota Corp	13,723,637
264,500		Kuraray Co Ltd	5,142,257
91,100		Kurita Water Industries Ltd	2,591,829
239,000		Kyocera Corp	14,519,259
195,100		Kyowa Hakko Kogyo Co Ltd	3,533,306
314,100		Kyushu Electric Power Co, Inc	3,719,600
245,900		Kyushu Financial Group, Inc	1,542,956
116,200		Kyushu Railway Co	3,830,613
42,700		Lawson, Inc	2,906,943
38,700	*,e	LINE Corp	1,422,747
168,900		Lion Corp	3,615,338
193,600		LIXIL Group Corp	4,982,340
163,400		M3, Inc	4,407,726
34,900		Mabuchi Motor Co Ltd	1,839,231
161,800		Makita Corp	6,328,884
1,241,000		Marubeni Corp	8,223,456
145,900		Marui Co Ltd	1,984,207
47,500		Maruichi Steel Tube Ltd	1,466,036
1,661,500		Matsushita Electric Industrial Co Ltd	22,884,310
447,400		Mazda Motor Corp	6,725,668
46,400	e	McDonald’s Holdings Co Japan Ltd	1,885,479
119,000		Mediceo Paltac Holdings Co Ltd	2,177,632
96,100		MEIJI Holdings Co Ltd	7,658,535
291,100		Minebea Co Ltd	4,795,963
49,700		Miraca Holdings, Inc	2,267,929
206,600		MISUMI Group, Inc	5,123,640
1,083,600		Mitsubishi Chemical Holdings Corp	9,072,179
1,134,200		Mitsubishi Corp	24,625,988
1,452,400		Mitsubishi Electric Corp	22,484,152
965,600		Mitsubishi Estate Co Ltd	17,557,460
143,000		Mitsubishi Gas Chemical Co, Inc	3,299,237
2,479,000		Mitsubishi Heavy Industries Ltd	9,856,135
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

92,700		Mitsubishi Materials Corp	$3,114,173
503,999		Mitsubishi Motors Corp	3,635,645
9,106,880		Mitsubishi UFJ Financial Group, Inc	57,775,048
332,700		Mitsubishi UFJ Lease & Finance Co Ltd	1,772,321
1,274,600		Mitsui & Co Ltd	18,533,679
693,000		Mitsui Chemicals, Inc	3,937,017
663,000		Mitsui Fudosan Co Ltd	15,216,003
851,000		Mitsui OSK Lines Ltd	2,648,544
357,100		Mitsui Sumitomo Insurance Group Holdings, Inc	12,525,129
262,800		Mitsui Trust Holdings, Inc	9,650,814
35,200		Mixi Inc	1,934,579
18,075,407		Mizuho Financial Group, Inc	32,144,842
143,900		Murata Manufacturing Co Ltd	22,386,429
79,200		Nabtesco Corp	2,571,186
776,000		Nagoya Railroad Co Ltd	3,558,718
150,200		Namco Bandai Holdings, Inc	5,221,453
1,958,000		NEC Corp	5,322,714
147,100		Nexon Co Ltd	3,057,394
214,500		NGK Insulators Ltd	4,313,647
124,588		NGK Spark Plug Co Ltd	2,515,356
178,800		Nidec Corp	19,701,841
240,800		Nikon Corp	4,242,839
85,700		Nintendo Co Ltd	29,104,959
1,072		Nippon Building Fund, Inc	5,785,659
63,600		Nippon Electric Glass Co Ltd	2,251,401
611,000		Nippon Express Co Ltd	3,901,731
121,000		Nippon Meat Packers, Inc	3,579,093
123,100		Nippon Paint Co Ltd	4,733,285
1,374		Nippon ProLogis REIT, Inc	2,897,422
571,300		Nippon Steel Corp	14,024,215
514,100		Nippon Telegraph & Telephone Corp	25,159,123
1,275,000	*	Nippon Yusen Kabushiki Kaisha	2,433,966
91,500		Nissan Chemical Industries Ltd	3,037,422
1,735,800		Nissan Motor Co Ltd	17,235,203
180,100		Nisshin Seifun Group, Inc	2,957,490
45,300		Nissin Food Products Co Ltd	2,845,960
59,500	*	Nitori Co Ltd	8,396,783
124,100		Nitto Denko Corp	11,065,874
266,900		NKSJ Holdings, Inc	10,468,404
70,100		NOK Corp	1,604,592
2,732,500		Nomura Holdings, Inc	16,234,385
93,700		Nomura Real Estate Holdings, Inc	1,857,243
3,055		Nomura Real Estate Master Fund, Inc	4,331,230
90,800		Nomura Research Institute Ltd	3,398,949
292,300		NSK Ltd	3,767,824
524,600		NTT Data Corp	5,714,397
1,025,200		NTT DoCoMo, Inc	23,807,190
482,700		Obayashi Corp	5,812,026
49,100		Obic Co Ltd	3,069,654
242,500		Odakyu Electric Railway Co Ltd	4,803,569
622,000		OJI Paper Co Ltd	3,189,902
214,400		Olympus Corp	7,782,015
143,100		Omron Corp	7,139,556
317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

317,100		Ono Pharmaceutical Co Ltd	$6,936,794
30,400		Oracle Corp Japan	2,043,330
171,800		Oriental Land Co Ltd	12,453,878
994,100		ORIX Corp	15,774,796
1,395,000		Osaka Gas Co Ltd	5,587,144
392,000		Osaka Securities Exchange Co Ltd	7,035,345
36,800		Otsuka Corp	2,410,659
287,600		Otsuka Holdings KK	12,665,685
97,200	e	Park24 Co Ltd	2,459,916
67,500		Pola Orbis Holdings, Inc	1,872,675
710,800		Rakuten, Inc	8,682,552
833,800		Recruit Holdings Co Ltd	14,432,807
1,658,800		Resona Holdings, Inc	8,545,573
519,900		Ricoh Co Ltd	4,888,366
29,600		Rinnai Corp	2,763,389
71,500		Rohm Co Ltd	5,526,135
17,600		Ryohin Keikaku Co Ltd	4,499,321
47,000		Sankyo Co Ltd	1,542,653
276,100		Santen Pharmaceutical Co Ltd	3,889,800
155,540		SBI Holdings, Inc	2,225,242
165,800		Secom Co Ltd	12,439,631
129,700		Sega Sammy Holdings, Inc	1,750,007
134,400		Seibu Holdings, Inc	2,344,566
210,300	e	Seiko Epson Corp	5,535,610
303,500		Sekisui Chemical Co Ltd	5,590,573
440,600		Sekisui House Ltd	7,626,867
558,400		Seven & I Holdings Co Ltd	22,506,118
448,000		Seven Bank Ltd	1,772,896
1,132,000	*,e	Sharp Corp	3,984,856
185,200		Shimadzu Corp	3,646,575
15,400		Shimamura Co Ltd	1,914,883
58,200		Shimano, Inc	8,532,723
390,000		Shimizu Corp	4,120,733
292,700		Shin-Etsu Chemical Co Ltd	26,771,788
1,300,000		Shinsei Bank Ltd	2,142,727
219,900		Shionogi & Co Ltd	11,740,477
285,700		Shiseido Co Ltd	10,091,895
377,000		Shizuoka Bank Ltd	3,363,588
207,100		Shoei Co Ltd	2,186,689
131,500		Showa Shell Sekiyu KK	1,432,397
42,900		SMC Corp	13,638,219
624,700		Softbank Corp	50,349,285
52,700		Sohgo Security Services Co Ltd	2,233,894
955,400		Sony Corp	39,251,953
130,600		Sony Financial Holdings, Inc	2,257,819
104,500		Stanley Electric Co Ltd	3,452,044
147,000		Start Today Co Ltd	4,147,860
1,183,009		Sumitomo Chemical Co Ltd	6,913,647
880,000		Sumitomo Corp	11,894,792
138,800		Sumitomo Dainippon Pharma Co Ltd	1,944,303
566,900		Sumitomo Electric Industries Ltd	9,163,627
438,000		Sumitomo Heavy Industries Ltd	3,193,202
372,000		Sumitomo Metal Mining Co Ltd	5,618,195
318

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,010,200		Sumitomo Mitsui Financial Group, Inc	$38,979,356
265,000		Sumitomo Realty & Development Co Ltd	8,022,169
130,000		Sumitomo Rubber Industries, Inc	2,254,223
59,200		Sundrug Co Ltd	2,205,337
116,300		Suntory Beverage & Food Ltd	5,700,959
123,200		Suruga Bank Ltd	2,970,834
53,600		Suzuken Co Ltd	1,790,076
261,600		Suzuki Motor Corp	12,400,185
122,300		Sysmex Corp	7,001,085
412,700		T&D Holdings, Inc	6,088,051
908,000		Taiheiyo Cement Corp	3,407,069
757,000		Taisei Corp	7,246,025
29,600		Taisho Pharmaceutical Holdings Co Ltd	2,217,412
97,100		Taiyo Nippon Sanso Corp	1,122,181
210,000		Takashimaya Co Ltd	1,921,047
531,400		Takeda Pharmaceutical Co Ltd	28,072,176
175,000		Tanabe Seiyaku Co Ltd	4,165,994
100,700		TDK Corp	7,237,458
136,500		Teijin Ltd	2,736,740
252,400		Terumo Corp	9,543,240
90,800		THK Co Ltd	2,772,463
763,000		Tobu Railway Co Ltd	4,039,975
88,500		Toho Co Ltd	3,189,311
324,000		Toho Gas Co Ltd	2,195,679
313,900		Tohoku Electric Power Co, Inc	4,276,196
512,800		Tokio Marine Holdings, Inc	21,564,907
1,125,300	*	Tokyo Electric Power Co, Inc	4,773,174
119,900		Tokyo Electron Ltd	16,862,458
1,441,000		Tokyo Gas Co Ltd	7,645,696
143,900		Tokyo Tatemono Co Ltd	1,957,995
399,000		Tokyu Corp	5,871,273
409,400		Tokyu Fudosan Holdings Corp	2,455,814
371,000		Toppan Printing Co Ltd	3,920,619
1,171,300		Toray Industries, Inc	10,576,745
3,050,000	*,e	Toshiba Corp	6,920,550
452,000	*	Tosoh Corp	5,351,738
104,200		Toto Ltd	4,193,153
135,500		Toyo Seikan Kaisha Ltd	2,221,161
80,500		Toyo Suisan Kaisha Ltd	2,924,576
45,700		Toyoda Gosei Co Ltd	1,078,270
121,100		Toyota Industries Corp	6,497,246
1,984,200		Toyota Motor Corp	111,829,191
160,300		Toyota Tsusho Corp	5,153,330
88,300		Trend Micro, Inc	4,416,083
30,500		Tsuruha Holdings, Inc	3,200,101
296,000		Uni-Charm Corp	7,594,606
2,531		United Urban Investment Corp	3,774,288
170,900		USS Co Ltd	3,452,401
119,800		West Japan Railway Co	8,599,147
1,070,400		Yahoo! Japan Corp	4,844,559
64,700		Yakult Honsha Co Ltd	4,409,017
480,100		Yamada Denki Co Ltd	2,564,140
138,000		Yamaguchi Financial Group, Inc	1,624,236
319

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

123,400		Yamaha Corp	$4,363,818
210,400		Yamaha Motor Co Ltd	5,284,311
258,300		Yamato Transport Co Ltd	5,184,682
106,000		Yamazaki Baking Co Ltd	2,126,425
190,400	*	Yaskawa Electric Corp	5,104,484
169,600		Yokogawa Electric Corp	2,854,354
88,200	*	Yokohama Rubber Co Ltd	1,776,144
		TOTAL JAPAN	2,476,825,187

JERSEY, C.I. - 0.1%
71,287		Randgold Resources Ltd	6,635,686
		TOTAL JERSEY, C.I.	6,635,686

JORDAN - 0.0%
120,636	e	Hikma Pharmaceuticals plc	2,245,598
		TOTAL JORDAN	2,245,598

LUXEMBOURG - 0.3%
502,193	*	ArcelorMittal	13,221,802
8,331		Eurofins Scientific	4,640,776
50,253		Millicom International Cellular S.A.	3,148,929
35,772		RTL Group	2,782,918
271,663		SES Global S.A.	6,390,648
355,225		Tenaris S.A.	5,620,544
		TOTAL LUXEMBOURG	35,805,617

MACAU - 0.0%
705,600	e	MGM China Holdings Ltd	1,388,299
1,176,400		Wynn Macau Ltd	2,541,723
		TOTAL MACAU	3,930,022

MEXICO - 0.0%
158,696		Fresnillo plc	3,220,605
		TOTAL MEXICO	3,220,605

NETHERLANDS - 4.4%
284,311	g	ABN AMRO Group NV (ADR)	8,036,118
1,325,561		Aegon NV	7,430,367
189,680		Akzo Nobel NV	17,172,500
294,357	*	Altice NV (Class A)	7,252,205
72,118	*	Altice NV (Class B)	1,781,710
282,613		ASML Holding NV	42,618,345
84,227		Boskalis Westminster	3,012,519
135,225		DSM NV	9,975,318
83,011		EXOR NV	4,971,245
61,926		Gemalto NV	3,154,585
76,685	*	Heineken Holding NV	7,533,478
169,782	e	Heineken NV	17,716,611
2,949,047		ING Groep NV	55,099,509
980,643		Koninklijke Ahold Delhaize NV	20,058,121
705,920		Koninklijke Philips Electronics NV	26,977,467
58,683		Koninklijke Vopak NV	2,794,038
320

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

226,554		NN Group NV	$9,183,108
261,603	*	NXP Semiconductors NV	28,862,659
87,292		Randstad Holdings NV	5,263,338
3,348,514		Royal Dutch Shell plc (A Shares)	94,566,803
2,832,762		Royal Dutch Shell plc (B Shares)	80,698,894
2,489,648	e	Royal KPN NV	9,028,329
220,244		Wolters Kluwer NV	9,795,008
		TOTAL NETHERLANDS	472,982,275

NEW ZEALAND - 0.2%
718,202		Auckland International Airport Ltd	3,754,752
599,584		Contact Energy Ltd	2,414,311
539,249		Fletcher Building Ltd	3,237,081
1,019,409	*	Meridian Energy Ltd	2,205,159
577,671		Mighty River Power Ltd	1,509,731
344,421		Ryman Healthcare Ltd	2,281,383
1,283,408		Telecom Corp of New Zealand Ltd	3,614,863
		TOTAL NEW ZEALAND	19,017,280

NORWAY - 0.7%
739,099		DNB NOR Holding ASA	14,519,219
193,011		Gjensidige Forsikring BA	3,340,498
1,016,873		Norsk Hydro ASA	6,561,417
624,390		Orkla ASA	6,431,874
281,269		PAN Fish ASA	5,243,836
66,757		Schibsted ASA	1,703,979
77,713		Schibsted ASA (B Shares)	1,818,576
852,130		Statoil ASA	16,014,994
550,349		Telenor ASA	10,986,913
131,522		Yara International ASA	5,227,498
		TOTAL NORWAY	71,848,804

PORTUGAL - 0.2%
1,836,094		Energias de Portugal S.A.	6,518,952
371,083		Galp Energia SGPS S.A.	5,944,940
189,272		Jeronimo Martins SGPS S.A.	3,722,663
		TOTAL PORTUGAL	16,186,555

SINGAPORE - 1.3%
1,879,208		Ascendas REIT	3,741,140
1,734,900		CapitaCommercial Trust	2,200,909
1,928,600		CapitaLand Ltd	5,246,441
2,182,430		CapitaMall Trust	3,235,282
286,000		City Developments Ltd	2,373,988
1,691,600		ComfortDelgro Corp Ltd	2,882,169
1,333,076		DBS Group Holdings Ltd	21,267,385
4,364,900		Genting Singapore plc	3,750,287
1,979,300		Global Logistic Properties	4,830,736
5,804,147		Golden Agri-Resources Ltd	1,690,058
68,709		Jardine Cycle & Carriage Ltd	2,045,943
1,093,200		Keppel Corp Ltd	5,169,946
2,333,991		Oversea-Chinese Banking Corp	19,548,009
692,560		SembCorp Industries Ltd	1,649,375
321

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

450,733		Singapore Airlines Ltd	$3,454,240
467,900		Singapore Airport Terminal Services Ltd	1,667,073
725,500		Singapore Exchange Ltd	4,049,245
1,335,300		Singapore Press Holdings Ltd	2,866,844
1,091,600		Singapore Technologies Engineering Ltd	3,035,339
6,387,803		Singapore Telecommunications Ltd	18,698,584
520,300		StarHub Ltd	1,047,941
1,907,600		Suntec Real Estate Investment Trust	2,674,324
995,329		United Overseas Bank Ltd	17,612,941
342,777		UOL Group Ltd	1,994,424
1,120,500		Wilmar International Ltd	2,758,400
		TOTAL SINGAPORE	139,491,023

SOUTH AFRICA - 0.1%
493,971		Investec plc	3,750,717
267,478	e	Mediclinic International plc	2,612,653
272,944		Mondi plc	7,189,191
		TOTAL SOUTH AFRICA	13,552,561

SPAIN - 3.5%
513,142		Abertis Infraestructuras S.A. (Continuous)	10,117,756
185,969		ACS Actividades Construccion y Servicios S.A.	7,121,954
52,713	g	Aena S.A.	10,302,647
327,471		Amadeus IT Holding S.A.	20,157,115
5,079,467		Banco Bilbao Vizcaya Argentaria S.A.	45,957,404
4,086,196		Banco de Sabadell S.A.	9,124,975
12,200,112		Banco Santander S.A.	83,060,406
777,064		Bankia S.A.	3,927,536
496,274		Bankinter S.A.	4,829,932
2,795,510		CaixaBank S.A.	14,560,815
837,698		Corp Mapfre S.A.	3,120,275
458,133	e	Distribuidora Internacional de Alimentacion S.A.	3,085,763
188,024		Enagas	5,314,122
220,266		Endesa S.A.	5,214,429
355,802		Ferrovial S.A.	7,672,802
181,006		Gamesa Corp Tecnologica S.A.	2,961,470
255,611		Gas Natural SDG S.A.	5,982,327
230,578		Grifols S.A.	6,470,016
4,374,853		Iberdrola S.A.	34,486,687
815,205		Industria De Diseno Textil S.A.	32,359,063
319,799		Red Electrica Corp S.A.	6,851,179
929,036		Repsol YPF S.A.	15,559,398
3,417,385		Telefonica S.A.	38,694,949
		TOTAL SPAIN	376,933,020

SWEDEN - 2.8%
222,530		Alfa Laval AB	4,969,891
753,736		Assa Abloy AB	16,147,241
511,644		Atlas Copco AB (A Shares)	18,505,001
297,721		Atlas Copco AB (B Shares)	9,641,954
209,876		Boliden AB	6,588,854
177,915		Electrolux AB (Series B)	6,083,885
2,298,924		Ericsson (LM) (B Shares)	14,879,575
322

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

452,125	*	Essity AB	$13,109,374
148,922		Getinge AB (B Shares)	2,585,115
734,156		Hennes & Mauritz AB (B Shares)	19,154,246
194,347		Hexagon AB (B Shares)	9,602,928
306,758		Husqvarna AB (B Shares)	3,120,544
64,682	e	ICA Gruppen AB	2,591,745
122,378		Industrivarden AB	2,968,333
173,331		Investment AB Kinnevik (B Shares)	5,321,143
350,655		Investor AB (B Shares)	16,629,783
29,527		Lundbergs AB (B Shares)	2,324,111
150,802	*	Lundin Petroleum AB	3,434,316
2,311,270		Nordea Bank AB	29,163,322
878,051		Sandvik AB	13,836,853
218,422		Securitas AB (B Shares)	3,637,456
1,139,953		Skandinaviska Enskilda Banken AB (Class A)	14,436,725
240,537		Skanska AB (B Shares)	5,465,822
281,977		SKF AB (B Shares)	5,604,616
1,134,745		Svenska Handelsbanken AB	16,889,662
680,956		Swedbank AB (A Shares)	17,757,540
154,513		Swedish Match AB	5,434,736
259,100		Tele2 AB (B Shares)	3,083,752
1,903,467		TeliaSonera AB	8,947,930
1,198,516		Volvo AB (B Shares)	20,357,278
		TOTAL SWEDEN	302,273,731

SWITZERLAND - 8.8%
1,499,533		ABB Ltd	35,128,540
121,444		Adecco S.A.	9,265,327
37,029		Baloise Holding AG.	5,949,302
1,622		Barry Callebaut AG.	2,313,187
394,701		Cie Financiere Richemont S.A.	33,553,574
133,168		Coca-Cola HBC AG.	4,026,077
1,763,324		Credit Suisse Group	27,105,252
26,377	*	Dufry Group	4,202,003
6,276		EMS-Chemie Holding AG.	4,366,957
27,233		Geberit AG.	13,097,836
7,162		Givaudan S.A.	14,249,567
9,296,545		Glencore Xstrata plc	41,010,726
342,847		Holcim Ltd	20,485,516
166,441		Julius Baer Group Ltd	9,421,729
39,140		Kuehne & Nagel International AG.	6,815,983
849		Lindt & Spruengli AG.	4,833,492
84		Lindt & Spruengli AG. (Registered)	5,724,838
55,883		Lonza Group AG.	13,281,969
2,351,145		Nestle S.A.	198,458,984
1,684,056		Novartis AG.	143,444,039
26,414		Pargesa Holding S.A.	2,107,956
13,334		Partners Group	8,656,006
37,615		Phonak Holding AG.	6,100,823
529,983		Roche Holding AG.	134,175,417
29,491		Schindler Holding AG.	6,360,162
14,598		Schindler Holding AG. (Registered)	3,069,904
4,054		SGS S.A.	8,960,090
323

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,638		Sika AG.	$11,287,878
496,062	e	STMicroelectronics NV	8,404,373
7,205		Straumann Holding AG.	4,068,793
23,184		Swatch Group AG.	9,198,491
41,113		Swatch Group AG. (Registered)	3,166,689
24,356		Swiss Life Holding	8,888,786
52,027		Swiss Prime Site AG.	4,694,509
241,468		Swiss Re Ltd	23,280,456
20,424		Swisscom AG.	9,982,473
2,766,518		UBS AG.	48,111,034
40,635		Vifor Pharma AG.	4,337,530
190,230	*	Wolseley plc	11,358,229
113,723		Zurich Financial Services AG.	34,660,440
		TOTAL SWITZERLAND	947,604,937

UNITED KINGDOM - 16.1%
751,937		3i Group plc	9,282,760
747,565		Aberdeen Asset Management plc	3,249,597
148,594		Admiral Group plc	4,053,639
1,007,136	*	Anglo American plc (London)	16,659,760
375,794		Ashtead Group plc	8,073,674
283,255		Associated British Foods plc	11,080,851
957,507		AstraZeneca plc	57,070,336
832,694	*,g	Auto Trader Group plc	4,205,488
3,072,659		Aviva plc	21,840,540
239,059		Babcock International Group	2,663,039
2,375,968		BAE Systems plc	18,850,522
12,753,639		Barclays plc	34,195,711
745,424		Barratt Developments plc	6,054,114
95,034		Berkeley Group Holdings plc	4,382,816
14,785,768		BP plc	86,847,932
1,732,258		British American Tobacco plc	107,756,385
716,912		British Land Co plc	5,776,813
6,506,560		BT Group plc	26,926,077
251,832		Bunzl plc	7,603,719
328,802		Burberry Group plc	7,416,941
521,331		Capita Group plc	4,529,799
4,149,036		Centrica plc	10,869,104
773,339		CNH Industrial NV	8,957,923
1,943,591	e	Cobham plc	3,402,925
181,757		Coca-Cola European Partners plc	7,888,811
1,175,758		Compass Group plc	25,087,335
901,724	*,g	ConvaTec Group plc	3,696,507
96,593		Croda International plc	4,713,338
66,583		DCC plc	5,853,475
1,886,356		Diageo plc	60,923,562
976,635	*	Direct Line Insurance Group plc	4,826,631
118,760		easyJet plc	1,937,019
695,317		Experian Group Ltd	13,813,337
813,755	*	Fiat DaimlerChrysler Automobiles NV	9,812,546
1,288,974		GKN plc	5,468,286
3,700,518		GlaxoSmithKline plc	73,666,088
1,166,419		Group 4 Securicor plc	5,063,081
324

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

668,739		Hammerson plc	$5,068,078
195,507		Hargreaves Lansdown plc	3,557,364
15,055,740		HSBC Holdings plc	150,781,850
200,179		IMI plc	3,178,917
711,300		Imperial Tobacco Group plc	29,293,669
352,207		Inmarsat plc	3,604,550
135,862		InterContinental Hotels Group plc	7,687,669
485,252		International Consolidated Airlines Group S.A.	3,703,231
119,484		Intertek Group plc	6,777,770
807,910		Intu Properties plc	2,723,654
2,667,400		ITV plc	6,099,819
1,207,446		J Sainsbury plc	3,901,211
141,233		Johnson Matthey plc	5,234,434
1,780,166		Kingfisher plc	6,908,391
586,704		Land Securities Group plc	7,912,008
4,454,996		Legal & General Group plc	15,773,885
53,899,479		Lloyds TSB Group plc	46,598,102
236,062		London Stock Exchange Group plc	11,686,688
1,245,524		Marks & Spencer Group plc	5,293,623
568,421		Meggitt plc	3,772,759
596,783	g	Merlin Entertainments plc	3,695,277
2,612,392		National Grid plc	32,325,411
794,835		New Carphone Warehouse plc	2,823,040
114,610		Next plc	5,974,096
3,699,271		Old Mutual plc	9,594,730
628,313		Pearson plc	5,437,467
231,968		Persimmon plc	7,664,437
213,738		Petrofac Ltd	1,262,928
110,719		Provident Financial plc	3,014,093
1,956,413		Prudential plc	47,737,435
502,522	*	Reckitt Benckiser Group plc	48,858,857
717,864		Reed Elsevier NV	15,078,304
797,913		Reed Elsevier plc	17,379,568
318,967		Rio Tinto Ltd	16,814,496
939,899		Rio Tinto plc	44,050,258
1,251,473		Rolls-Royce Group plc	14,663,409
2,667,867	*	Royal Bank of Scotland Group plc	8,746,761
774,690		Royal Mail plc	4,119,317
766,644		RSA Insurance Group plc	6,600,647
856,711		Sage Group plc	7,618,707
96,322		Schroders plc	4,377,058
792,560		Scottish & Southern Energy plc	14,423,315
756,705		Segro plc	5,266,434
184,608		Severn Trent plc	5,458,378
680,552		Shire Ltd	38,044,494
764,012		Sky plc	9,736,679
644,904		Smith & Nephew plc	11,221,291
293,649		Smiths Group plc	5,947,820
396,732		St. James’s Place plc	6,372,450
2,482,679	*	Standard Chartered plc	27,752,048
1,488,188		Standard Life plc	8,566,152
347,149		Tate & Lyle plc	3,078,226
2,407,999		Taylor Wimpey plc	6,047,931
325

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

6,176,016	*	Tesco plc	$14,195,661
186,853	*	Travis Perkins plc	3,742,359
1,234,483		Unilever NV	71,942,720
972,029		Unilever plc	55,437,452
532,145		United Utilities Group plc	6,306,184
20,089,238		Vodafone Group plc	58,888,646
163,787		Weir Group plc	3,964,387
136,242		Whitbread plc	6,918,365
1,633,977		WM Morrison Supermarkets plc	5,182,321
1,567,360	g	Worldpay Group plc	7,648,418
948,535		WPP plc	19,344,223
		TOTAL UNITED KINGDOM	1,727,380,403

UNITED STATES - 0.6%
139,881		Carnival plc	9,441,458
607,699		iShares MSCI EAFE Index Fund	40,673,294
150,161	*	Mobileye NV	9,505,191
162,924	*	QIAGEN NV	5,404,075
10,468	*,e	Taro Pharmaceutical Industries Ltd	1,196,806
		TOTAL UNITED STATES	66,220,824

		TOTAL COMMON STOCKS	10,718,298,673
		(Cost $9,145,559,918)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	BGP Holdings plc	0
		TOTAL AUSTRALIA	0

FRANCE - 0.0%
34,075	e	Gecina S.A.	101,168
		TOTAL FRANCE	101,168

		TOTAL RIGHTS / WARRANTS	101,168
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.2%
$19,500,000		Federal Home Loan Bank (FHLB)	0.800%	08/01/17	19,500,000
		TOTAL GOVERNMENT AGENCY DEBT			19,500,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
81,380,781	c	State Street Navigator Securities Lending Government Money Market Portfolio			81,380,781
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			81,380,781

		TOTAL SHORT-TERM INVESTMENTS			100,880,781
		(Cost $100,880,781)
326

TIAA-CREF FUNDS - International Equity Index Fund

VALUE
TOTAL INVESTMENTS - 100.7%	$10,819,280,622
(Cost $9,246,440,699)
OTHER ASSETS & LIABILITIES, NET - (0.7)%	(72,349,971)
NET ASSETS - 100.0%	$10,746,930,651

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $77,694,128.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/17, the aggregate value of these securities amounted to $69,171,156 or 0.6% of net assets.
m	Indicates a security that has been deemed illiquid.
327

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2017

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$2,383,127,720	22.2%
INDUSTRIALS	1,495,261,868	13.9
CONSUMER DISCRETIONARY	1,312,337,899	12.2
CONSUMER STAPLES	1,221,492,411	11.4
HEALTH CARE	1,108,536,351	10.3
MATERIALS	827,274,013	7.7
INFORMATION TECHNOLOGY	652,499,378	6.1
ENERGY	514,758,676	4.8
TELECOMMUNICATION SERVICES	455,671,111	4.2
REAL ESTATE	386,340,442	3.6
UTILITIES	361,099,972	3.4
SHORT-TERM INVESTMENTS	100,880,781	0.9
OTHER ASSETS & LIABILITIES, NET	(72,349,971)	(0.7)

NET ASSETS	$10,746,930,651	100.0%
328

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2017

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 96.3%

CORPORATE BONDS - 48.3%

ARGENTINA - 2.9%
	$2,020,000	g	AES Argentina Generacion S.A.	7.750%	02/02/24	$2,100,740
	2,000,000	g	Genneia S.A.	8.750	01/20/22	2,113,000
	2,000,000	g	Pampa Energia S.A.	7.500	01/24/27	2,075,000
	1,200,000	g,i	YPF S.A.	24.104	07/07/20	1,233,000
	1,950,000	g	YPF S.A.	6.950	07/21/27	1,969,500
			TOTAL ARGENTINA			9,491,240

BRAZIL - 3.8%
	1,500,000	g,i	Caixa Economica Federal	7.250	07/23/24	1,526,250
	1,500,000	g	GTL Trade Finance, Inc	5.893	04/29/24	1,556,250
	2,000,000	g	JSL Europe S.A.	7.750	07/26/24	1,998,750
	3,291,505	g,q	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	1,160,256
	1,025,356	g,q	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	361,951
BRL	2,305,000	g,q	Oi S.A.	9.750	09/15/16	208,816
	$1,100,000	g,q	Oi S.A.	5.750	02/10/22	390,500
	1,650,000		Petrobras Global Finance BV	6.125	01/17/22	1,734,562
	1,500,000		Petrobras Global Finance BV	7.375	01/17/27	1,624,500
	1,700,000		Petrobras Global Finance BV	5.625	05/20/43	1,450,525
	1,800,000	g,q	Telemar Norte Leste S.A.	5.500	10/23/20	621,000
			TOTAL BRAZIL			12,633,360

CHILE - 2.2%
	2,100,000	g	Cencosud S.A.	4.375	07/17/27	2,100,000
	1,550,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	1,537,212
	1,550,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	1,647,701
	2,000,000	g	Latam Finance Ltd	6.875	04/11/24	2,051,000
			TOTAL CHILE			7,335,913

CHINA - 0.6%
	2,050,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,900,350
			TOTAL CHINA			1,900,350

COLOMBIA - 2.7%
	1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,608,300
	1,750,000	g	Banco de Bogota S.A.	4.375	08/03/27	1,730,312
	2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	2,020,000
	1,500,000		Ecopetrol S.A.	5.375	06/26/26	1,575,000
	1,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	1,935,000
			TOTAL COLOMBIA			8,868,612
329

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COSTA RICA - 1.2%
$2,000,000	g	Autopistas del Sol S.A.	7.375%	12/30/30	$2,070,000
1,800,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,863,000
		TOTAL COSTA RICA			3,933,000

ECUADOR - 0.4%
1,500,000	g	Petroamazonas EP	4.625	02/16/20	1,402,350
		TOTAL ECUADOR			1,402,350

GHANA - 0.9%
2,050,000	g	Tullow Oil plc	6.000	11/01/20	1,985,937
1,000,000	g	Tullow Oil plc	6.250	04/15/22	922,500
		TOTAL GHANA			2,908,437

INDIA - 2.0%
1,500,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	1,540,305
1,800,000	g	Azure Power Energy Ltd	5.500	11/03/22	1,800,000
1,500,000	g	Delhi International Airport Ltd	6.125	10/31/26	1,601,703
1,800,000	g	Greenko Dutch BV	5.250	07/24/24	1,796,727
		TOTAL INDIA			6,738,735

INDONESIA - 4.1%
1,700,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,823,299
2,100,000	g	Indo Energy Finance II BV	6.375	01/24/23	2,000,502
1,500,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	1,531,875
1,930,000	g	Pertamina Persero PT	4.300	05/20/23	2,010,628
2,175,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	2,151,392
1,700,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,723,460
1,200,000	g	Perusahaan Listrik Negara PT	5.250	05/15/47	1,220,099
1,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	1,015,830
		TOTAL INDONESIA			13,477,085

ISRAEL - 0.5%
1,800,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,721,540
		TOTAL ISRAEL			1,721,540

JAMAICA - 0.4%
1,400,000	g	Digicel Group Ltd	7.125	04/01/22	1,242,500
		TOTAL JAMAICA			1,242,500

KAZAKHSTAN - 2.2%
1,700,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	1,830,118
1,500,000	g	Kazkommertsbank JSC	5.500	12/21/22	1,461,697
2,000,000	g	KazMunayGas National Co JSC	4.750	04/19/27	1,987,188
2,000,000	g	KazMunayGas National Co JSC	5.750	04/19/47	1,922,274
		TOTAL KAZAKHSTAN			7,201,277

LUXEMBOURG - 0.5%
1,650,000	g	Millicom International Cellular S.A.	6.000	03/15/25	1,739,430
		TOTAL LUXEMBOURG			1,739,430
330

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

MALAYSIA - 0.5%
	$1,500,000		Gohl Capital Ltd	4.250%	01/24/27	$1,549,482
			TOTAL MALAYSIA			1,549,482

MEXICO - 5.7%
MXN	25,450,000		America Movil SAB de C.V.	6.450	12/05/22	1,351,891
	$1,500,000	g	Banco Inbursa S.A. Institucion de Banca Multiple	4.375	04/11/27	1,503,750
	1,500,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	1,516,500
	1,400,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	1,450,750
	1,500,000	g,i	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	1,492,950
	800,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	810,000
	2,000,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250	06/23/24	2,062,500
	2,000,000	i	Grupo Financiero Santander Mexico SAB de C.V.	8.500	12/30/49	2,127,356
	1,475,000	g,	Petroleos Mexicanos	6.500	03/13/27	1,623,975
	3,075,000	g	Petroleos Mexicanos	6.500	03/13/27	3,385,575
	2,000,000	g	Unifin Financiera SAB de C.V. SOFOM ENR	7.000	01/15/25	1,969,800
			TOTAL MEXICO			19,295,047

MOROCCO - 0.5%
	1,800,000	g	OCP S.A.	4.500	10/22/25	1,817,534
			TOTAL MOROCCO			1,817,534

NETHERLANDS - 1.0%
	1,800,000	g	GTH Finance BV	7.250	04/26/23	2,015,208
	1,450,000	g	VimpelCom Holdings BV	4.950	06/16/24	1,459,063
			TOTAL NETHERLANDS			3,474,271

NIGERIA - 1.1%
	1,500,000	g	Access Bank plc	10.500	10/19/21	1,610,057
	2,000,000	g	IHS Netherlands Holdco BV	9.500	10/27/21	2,051,000
			TOTAL NIGERIA			3,661,057

PANAMA - 0.9%
	1,300,000	g	Aeropuerto Internacional de Tocumen S.A.	5.625	05/18/36	1,371,500
	1,725,000	g	Banco General S.A.	4.125	08/07/27	1,708,837
			TOTAL PANAMA			3,080,337

PERU - 2.5%
	1,000,000	g	Corp Lindley S.A.	4.625	04/12/23	1,040,000
	2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	2,050,500
	1,800,000	g	Petroleos del Peru S.A.	5.625	06/19/47	1,871,136
	1,750,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,824,375
	1,550,000	g	VM Holding S.A.	5.375	05/04/27	1,608,125
			TOTAL PERU			8,394,136

RUSSIA - 0.5%
	1,500,000	g	LUKOIL International Finance BV	4.563	04/24/23	1,543,218
			TOTAL RUSSIA			1,543,218

SOUTH AFRICA - 3.3%
	4,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	4,024,224
331

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,775,000	g	Gold Fields Orogen Holding BVI Ltd	4.875%	10/07/20	$1,814,937
1,500,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	1,561,673
2,000,000	g	Stillwater Mining Co	7.125	06/27/25	1,959,540
1,800,000	g	Transnet SOC Ltd	4.000	07/26/22	1,759,583
		TOTAL SOUTH AFRICA			11,119,957

SPAIN - 0.3%
825,000	g,h	Atento Luxco S.A.	6.125	08/10/22	841,500
		TOTAL SPAIN			841,500

THAILAND - 0.5%
1,800,000	g,i	PTTEP Treasury Center Co Ltd	4.600	12/30/49	1,840,700
		TOTAL THAILAND			1,840,700

TRINIDAD AND TOBAGO - 0.1%
500,000	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	490,000
		TOTAL TRINIDAD AND TOBAGO			490,000

TURKEY - 3.7%
1,900,000	g,i	Akbank TAS	7.200	03/16/27	1,998,287
1,800,000	g	TC Ziraat Bankasi AS.	5.125	05/03/22	1,822,521
1,200,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,210,591
1,800,000	g,i	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,798,074
1,725,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,757,413
1,800,000	g,i	Turkiye Is Bankasi	7.000	06/29/28	1,813,608
1,800,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	1,808,964
		TOTAL TURKEY			12,209,458

UKRAINE - 1.8%
1,800,000	g	MHP S.A.	7.750	05/10/24	1,859,526
2,000,000	g	Ukreximbank Via Biz Finance plc	9.625	04/27/22	2,093,080
2,000,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,094,640
		TOTAL UKRAINE			6,047,246

URUGUAY - 0.5%
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,665,675
		TOTAL URUGUAY			1,665,675

VENEZUELA - 0.3%
3,175,000		Petroleos de Venezuela S.A.	5.375	04/12/27	1,034,733
		TOTAL VENEZUELA			1,034,733

ZAMBIA - 0.7%
2,300,000	g	First Quantum Minerals Ltd	7.250	04/01/23	2,371,875
		TOTAL ZAMBIA			2,371,875

		TOTAL CORPORATE BONDS			161,030,055
		(Cost $157,743,440)
332

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 48.0%

ARGENTINA - 2.0%
	$1,750,000		Argentina Republic Government International Bond	5.625%	01/26/22	$1,793,750
	1,500,000	g	Argentina Republic Government International Bond	7.125	06/28/17	1,362,000
	3,350,000	g	Provincia de Buenos Aires	7.875	06/15/27	3,419,244
			TOTAL ARGENTINA			6,574,994

AZERBAIJAN - 0.5%
	1,400,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,538,250
			TOTAL AZERBAIJAN			1,538,250

BARBADOS - 0.2%
	825,000		Barbados Government International Bond	7.250	12/15/21	750,750
			TOTAL BARBADOS			750,750

BELARUS - 0.6%
	2,000,000	g	Republic of Belarus International Bond	6.875	02/28/23	2,124,894
			TOTAL BELARUS			2,124,894

BRAZIL - 2.9%
	920,281	g	Brazil Loan Trust	5.477	07/24/23	940,988
	1,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,492,500
BRL	13,150,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	4,321,601
	$1,910,000		Brazilian Government International Bond	4.250	01/07/25	1,910,000
	1,000,000		Brazilian Government International Bond	7.125	01/20/37	1,162,500
			TOTAL BRAZIL			9,827,589

COSTA RICA - 0.8%
	2,500,000	g,p	Costa Rica Government International Bond	7.158	03/12/45	2,650,000
			TOTAL COSTA RICA			2,650,000

COTE D’IVOIRE - 1.1%
	1,881,750	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,839,379
	1,950,000	g	Ivory Coast Government International Bond	6.125	06/15/33	1,909,965
			TOTAL COTE D’IVOIRE			3,749,344

CROATIA - 0.6%
	1,800,000	g	Croatia Government International Bond	6.750	11/05/19	1,958,893
			TOTAL CROATIA			1,958,893

DOMINICAN REPUBLIC - 2.5%
	1,600,000	g	Dominican Republic International Bond	5.875	04/18/24	1,720,000
	1,000,000	g	Dominican Republic International Bond	6.875	01/29/26	1,137,500
DOP	79,000,000	g	Dominican Republic International Bond	11.250	02/05/27	1,687,189
	$3,160,000	g	Dominican Republic International Bond	7.450	04/30/44	3,705,100
			TOTAL DOMINICAN REPUBLIC			8,249,789

ECUADOR - 1.3%
	2,000,000		Ecuador Government International Bond	9.650	12/13/26	2,050,000
333

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$2,350,000	g	Ecuador Government International Bond	9.650%	12/13/26	$2,408,750
			TOTAL ECUADOR			4,458,750

EGYPT - 1.5%
	1,100,000	g	Egypt Government International Bond	6.125	01/31/22	1,134,584
	1,800,000	g	Egypt Government International Bond	7.500	01/31/27	1,934,656
	1,800,000	g	Egypt Government International Bond	8.500	01/31/47	1,957,884
			TOTAL EGYPT			5,027,124

EL SALVADOR - 1.3%
	2,750,000	g	El Salvador Government International Bond	5.875	01/30/25	2,485,313
	1,950,000	g	El Salvador Government International Bond	8.625	02/28/29	2,018,250
			TOTAL EL SALVADOR			4,503,563

GHANA - 0.2%
GHS	2,965,000	g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	781,992
			TOTAL GHANA			781,992

GREECE - 0.9%
EUR	1,350,000	g	Hellenic Republic Government Bond	4.375	08/01/22	1,582,932
	1,550,000	i	Hellenic Republic Government Bond (Step Bond)	3.000	02/24/30	1,461,685
			TOTAL GREECE			3,044,617

GUATEMALA - 0.5%
	$1,650,000	g	Guatemala Government International Bond	4.375	06/05/27	1,645,875
			TOTAL GUATEMALA			1,645,875

INDONESIA - 1.7%
	855,000	g	Indonesia Government International Bond	4.125	01/15/25	888,090
	1,200,000	g	Indonesia Government International Bond	3.850	07/18/27	1,212,456
	600,000	g	Indonesia Government International Bond	4.750	07/18/47	621,326
IDR	13,400,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,056,767
	$1,600,000	g	Republic of Indonesia	5.250	01/17/42	1,755,358
			TOTAL INDONESIA			5,533,997

JAMAICA - 0.6%
	1,000,000		Jamaica Government International Bond	6.750	04/28/28	1,138,730
	700,000		Jamaica Government International Bond	8.000	03/15/39	833,035
			TOTAL JAMAICA			1,971,765

LEBANON - 1.5%
	1,000,000		Lebanon Government International Bond	6.250	05/27/22	1,005,083
	1,950,000		Lebanon Government International Bond	6.250	11/04/24	1,925,514
	2,000,000		Lebanon Government International Bond	6.650	02/26/30	1,965,400
			TOTAL LEBANON			4,895,997

MALAYSIA - 0.3%
	1,000,000		1MDB Global Investments Ltd	4.400	03/09/23	927,514
			TOTAL MALAYSIA			927,514
334

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

MEXICO - 0.5%
MXN	32,540,000		Mexican Bonos	6.500%	06/09/22	$1,808,915
			TOTAL MEXICO			1,808,915

MONGOLIA - 1.2%
	$3,450,000	g	Mongolia Government International Bond	5.125	12/05/22	3,316,951
	550,000	g	Mongolia Government International Bond	8.750	03/09/24	616,772
			TOTAL MONGOLIA			3,933,723

MOROCCO - 0.7%
	2,000,000	g	Morocco Government International Bond	5.500	12/11/42	2,232,950
			TOTAL MOROCCO			2,232,950

NIGERIA - 0.9%
	3,000,000		Nigeria Government International Bond	5.625	06/27/22	3,003,750
			TOTAL NIGERIA			3,003,750

OMAN - 1.0%
	1,175,000	g	Oman Government International Bond	5.375	03/08/27	1,216,152
	1,850,000	g	Oman Government International Bond	6.500	03/08/47	1,930,020
			TOTAL OMAN			3,146,172

PARAGUAY - 1.1%
	540,000	g	Paraguay Government International Bond	4.700	03/27/27	560,925
	2,750,000	g	Republic of Paraguay	6.100	08/11/44	3,086,545
			TOTAL PARAGUAY			3,647,470

PERU - 2.0%
PEN	5,940,000	g	Fondo MIVIVIENDA S.A.	7.000	02/14/24	1,947,493
	5,500,000	g	Peru Government Bond	6.150	08/12/32	1,737,678
	2,660,000	g	Peruvian Government International Bond	6.350	08/12/28	870,582
	5,425,000	g	Peruvian Government International Bond	6.950	08/12/31	1,849,151
			TOTAL PERU			6,404,904

POLAND - 0.5%
PLN	6,000,000		Republic of Poland Government Bond	2.500	07/25/26	1,568,340
			TOTAL POLAND			1,568,340

REPUBLIC OF SERBIA - 1.0%
	$1,500,000	g,p	Republic of Serbia	4.875	02/25/20	1,573,670
	300,000	g	Republic of Serbia	7.250	09/28/21	347,931
RSD	158,000,000		Serbia Treasury Bonds	5.750	07/21/23	1,584,374
			TOTAL REPUBLIC OF SERBIA			3,505,975

RUSSIA - 1.6%
RUB	129,500,000		Russian Federal Bond - OFZ	7.000	08/16/23	2,082,526
	$1,570,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,695,839
	1,600,000	g	Russian Foreign Bond-Eurobond	5.250	06/23/47	1,615,819
			TOTAL RUSSIA			5,394,184
335

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SENEGAL - 0.4%
	$1,400,000	g	Senegal Government International Bond	6.250%	05/23/33	$1,439,194
			TOTAL SENEGAL			1,439,194

SOUTH AFRICA - 2.3%
	2,350,000	p	South Africa Government International Bond	5.875	09/16/25	2,548,223
	1,600,000		South Africa Government International Bond	4.300	10/12/28	1,516,966
ZAR	39,100,000		South Africa Government International Bond	7.000	02/28/31	2,452,458
	$1,040,000		South Africa Government International Bond	6.250	03/08/41	1,135,119
			TOTAL SOUTH AFRICA			7,652,766

SRI LANKA - 1.4%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,996,320
	2,450,000	g	Sri Lanka Government International Bond	6.200	05/11/27	2,523,598
			TOTAL SRI LANKA			4,519,918

SUPRANATIONAL - 1.0%
INR	35,000,000		Asian Development Bank	6.200	10/06/26	555,744
	$1,500,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	1,500,784
IDR	18,100,000,000		European Investment Bank	4.950	03/01/19	1,329,910
			TOTAL SUPRANATIONAL			3,386,438

TUNISIA - 0.5%
	$1,725,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,658,658
			TOTAL TUNISIA			1,658,658

TURKEY - 4.9%
	1,800,000	g	Export Credit Bank of Turkey	5.375	10/24/23	1,837,611
TRY	5,000,000		Turkey Government Bond	11.000	03/02/22	1,442,738
	6,910,000		Turkey Government International Bond	10.500	01/15/20	1,948,666
	$2,300,000		Turkey Government International Bond	3.250	03/23/23	2,180,471
	5,700,000		Turkey Government International Bond	6.000	03/25/27	6,139,595
	2,500,000		Turkey Government International Bond	6.875	03/17/36	2,839,548
			TOTAL TURKEY			16,388,629

UKRAINE - 1.8%
	4,250,000	g	Ukraine Government International Bond	7.750	09/01/21	4,386,425
	1,450,000	g	Ukraine Government International Bond	7.750	09/01/23	1,466,922
	520,000	g,i	Ukraine Government International Bond	0.000	05/31/40	227,906
			TOTAL UKRAINE			6,081,253

URUGUAY - 1.5%
UYU	17,300,000	g	Uruguay Government International Bond	9.875	06/20/22	650,838
	$3,450,000		Uruguay Government International Bond	5.100	06/18/50	3,574,200
UYU	17,600,000		Uruguay Notas del Tesoro	13.900	07/29/20	701,500
			TOTAL URUGUAY			4,926,538

VENEZUELA - 0.9%
	$1,680,000		Venezuela Government International Bond	7.750	10/13/19	709,800
	5,750,000		Venezuela Government International Bond	9.250	05/07/28	2,170,625
			TOTAL VENEZUELA			2,880,425
336

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

VIETNAM - 0.4%
	$1,325,000	g	Vietnam Government International Bond	4.800%	11/19/24	$1,395,042
			TOTAL VIETNAM			1,395,042

ZAMBIA - 1.4%
	3,500,000	g	Zambia Government International Bond	8.500	04/14/24	3,719,685
	750,000	g	Zambia Government International Bond	8.970	07/30/27	813,683
			TOTAL ZAMBIA			4,533,368

			TOTAL GOVERNMENT BONDS			159,724,309
			(Cost $155,215,566)

			TOTAL BONDS			320,754,364
			(Cost $312,959,006)

SHORT-TERM INVESTMENTS - 2.9%
ARGENTINA - 0.4%
ARS	25,600,000		Argentine Bonos del Tesoro	22.750	03/05/18	1,440,395
			TOTAL ARGENTINA			1,440,395

EGYPT - 0.5%
EGP	30,000,000	j	Egypt Treasury Bills	0.000	09/05/17	1,644,079
			TOTAL EGYPT			1,644,079

UNITED STATES - 1.7%
	$5,650,000		Federal Home Loan Bank (FHLB)	0.800	08/01/17	5,650,000
			TOTAL UNITED STATES			5,650,000

URUGUAY - 0.3%
UYU	30,000,000	j	Uruguay Treasury Bills	0.000	03/08/18	1,005,614
			TOTAL URUGUAY			1,005,614

			TOTAL SHORT-TERM INVESTMENTS			9,740,088
			(Cost $9,834,811)

			TOTAL INVESTMENTS - 99.2%			330,494,452
			(Cost $322,793,817)
			OTHER ASSETS & LIABILITIES, NET - 0.8%			2,563,717
			NET ASSETS - 100.0%			$333,058,169
337

TIAA-CREF FUNDS - Emerging Markets Debt Fund

Abbreviation(s):

ARS	Argentine Peso
BRL	Brazilian Real
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghana Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RSD	Serbian Dinar
RUB	Russian Ruble
TRY	Turkish New Lira
UYU	Uruguayan Peso
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/17, the aggregate value of these securities amounted to $242,988,978 or 73.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
p	All or a portion of these securities have been segregated to cover requirements on open forward foreign currency contracts.
q	In default
338

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2017

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$159,724,309	48.0%
FINANCIALS	43,059,572	12.9
UTILITIES	38,323,227	11.5
ENERGY	23,040,937	6.9
INDUSTRIALS	17,093,228	5.1
MATERIALS	14,776,987	4.4
CONSUMER DISCRETIONARY	8,229,574	2.6
TELECOMMUNICATION SERVICES	8,046,034	2.4
CONSUMER STAPLES	4,999,526	1.5
INFORMATION TECHNOLOGY	1,739,430	0.5
HEALTH CARE	1,721,540	0.5
SHORT-TERM INVESTMENTS	9,740,088	2.9
OTHER ASSETS & LIABILITIES, NET	2,563,717	0.8

NET ASSETS	$333,058,169	100.0%

339

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS
INTERNATIONAL BOND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 2.1%

CANADA - 0.3%
$746,565	i	1011778 BC / New Red Fin	3.550%	02/17/24	$746,161
		TOTAL CANADA			746,161

IRELAND - 0.3%
750,000	i	Avolon TLB BorrowerLuxembourg Sarl	3.960	03/20/22	749,415
		TOTAL IRELAND			749,415

LUXEMBOURG - 0.4%
746,250	i	Ineos US Finance LLC	3.980	03/31/24	750,392
249,375		Vouvray US Finance, LLC	4.230	03/09/24	248,544
		TOTAL LUXEMBOURG			998,936

UNITED STATES - 1.1%
748,125	i	Change Healthcare Holdings LLC	3.980	03/01/24	752,240
125,000	i	Endo Luxembourg Finance I Co Sarl	5.500	04/27/24	126,875
736,525	i	First Data Corp	3.466	07/10/22	738,499
299,250	i	Mallinckrodt International Finance S.A.	4.050	09/24/24	300,465
99,500	i	Sabre GLBL, Inc	3.980	02/22/24	100,246
748,125	i	Tennessee Merger Sub, Inc	3.980	02/06/24	745,088
		TOTAL UNITED STATES			2,763,413

		TOTAL BANK LOAN OBLIGATIONS			5,257,925
		(Cost $5,268,260)

340

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 95.2%

CORPORATE BONDS - 25.1%

ARGENTINA - 0.3%
	$400,000	g	YPF S.A.	8.500%	03/23/21	$444,000
	150,000	g	YPF S.A.	6.950	07/21/27	151,500
			TOTAL ARGENTINA			595,500

BERMUDA - 0.3%
EUR	500,000	i	XLIT Ltd	3.250	06/29/47	592,574
			TOTAL BERMUDA			592,574

BRAZIL - 0.8%
	$800,000	g	Klabin Finance S.A.	5.250	07/16/24	818,000
	1,000,000		Petrobras Global Finance BV	6.125	01/17/22	1,051,250
			TOTAL BRAZIL			1,869,250

CANADA - 0.5%
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,122,000
			TOTAL CANADA			1,122,000

CHILE - 0.6%
	575,000	g	Cencosud S.A.	4.375	07/17/27	575,000
	425,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	421,494
	500,000	g	Inversiones CMPC S.A.	4.375	04/04/27	511,840
			TOTAL CHILE			1,508,334

CHINA - 0.9%
	600,000		Baidu, Inc	2.875	07/06/22	602,703
	600,000	z	CNAC HK Finbridge Co Ltd	3.000	07/19/20	601,547
EUR	800,000	z	Three Gorges Finance II Cayman Islands Ltd	1.300	06/21/24	950,565
			TOTAL CHINA			2,154,815

COLOMBIA - 0.4%
	$500,000	g	Banco de Bogota S.A.	4.375	08/03/27	494,375
	500,000		Ecopetrol S.A.	5.375	06/26/26	525,000
			TOTAL COLOMBIA			1,019,375

FRANCE - 0.8%
EUR	400,000		Credit Agricole S.A.	0.875	01/19/22	486,006
	800,000		Engie S.A.	2.375	05/19/26	1,049,712
	400,000		Societe Generale S.A.	0.750	02/19/21	484,482
			TOTAL FRANCE			2,020,200

GERMANY - 0.8%
	800,000		Deutsche Bank AG.	1.250	09/08/21	972,420
	350,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	438,283
	$200,000	g	Schaeffler Finance BV	4.750	05/15/23	206,750
	350,000	g	ZF North America Capital, Inc	4.750	04/29/25	366,187
			TOTAL GERMANY			1,983,640
341

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

INDIA - 0.4%
	$800,000	g	Adani Ports & Special Economic Zone Ltd	3.950%	01/19/22	$821,496
			TOTAL INDIA			821,496

INDONESIA - 0.3%
	700,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	692,402
			TOTAL INDONESIA			692,402

IRELAND - 0.1%
	150,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	152,625
	150,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	152,719
			TOTAL IRELAND			305,344

ISRAEL - 0.2%
	600,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	573,847
			TOTAL ISRAEL			573,847

ITALY - 0.4%
EUR	170,000		Enel Finance International NV	5.000	09/14/22	248,624
	600,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	800,354
			TOTAL ITALY			1,048,978

JAPAN - 0.3%
	500,000	z	Sumitomo Mitsui Financial Group, Inc	1.413	06/14/27	593,837
			TOTAL JAPAN			593,837

KAZAKHSTAN - 0.3%
	$600,000	g	KazMunayGas National Co JSC	3.875	04/19/22	596,723
			TOTAL KAZAKHSTAN			596,723

MEXICO - 0.6%
	1,125,000	g	Petroleos Mexicanos	5.375	03/13/22	1,198,688
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	236,286
			TOTAL MEXICO			1,434,974

NETHERLANDS - 0.8%
	750,000		Cooperatieve Rabobank UA	4.125	09/14/22	1,032,399
	$350,000	g	Sensata Technologies BV	5.000	10/01/25	368,375
	650,000	g	VimpelCom Holdings BV	4.950	06/16/24	654,062
			TOTAL NETHERLANDS			2,054,836

PANAMA - 0.1%
	350,000	g	Banco General S.A.	4.125	08/07/27	346,721
			TOTAL PANAMA			346,721

SPAIN - 0.3%
EUR	700,000		Iberdrola International BV	1.125	04/21/26	826,770
			TOTAL SPAIN			826,770

342

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SWEDEN - 0.7%
SEK	11,500,000		Skandinaviska Enskilda Banken AB	1.500%	12/15/21	$1,479,796
	$350,000	g	Stena AB	7.000	02/01/24	324,625
			TOTAL SWEDEN			1,804,421

SWITZERLAND - 0.9%
EUR	600,000	g,i,z	Credit Suisse Group AG.	1.250	07/17/25	711,325
	400,000		Credit Suisse Group Funding Guernsey Ltd	1.250	04/14/22	486,147
GBP	350,000		Glencore Finance Europe S.A.	6.500	02/27/19	498,858
EUR	325,000		Tyco Electronics Group S.A.	1.100	03/01/23	388,579
			TOTAL SWITZERLAND			2,084,909

TURKEY - 0.6%
	$850,000	g	Turkiye Is Bankasi	6.125	04/25/24	865,971
	600,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	602,988
			TOTAL TURKEY			1,468,959

UNITED KINGDOM - 1.6%
GBP	500,000		BAE Systems plc	4.125	06/08/22	741,196
EUR	200,000		BAT Netherlands Finance BV	2.375	01/19/23	254,923
	600,000		Delphi Automotive plc	1.600	09/15/28	679,429
	600,000		FCE Bank plc	1.134	02/10/22	722,451
	1,200,000	g	Virgin Media Finance plc	4.500	01/15/25	1,495,366
			TOTAL UNITED KINGDOM			3,893,365

UNITED STATES - 12.1%
	900,000	g	Adient Global Holdings Ltd	3.500	08/15/24	1,095,970
	350,000	z	Albemarle Corp	1.875	12/08/21	434,443
GBP	825,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	1,163,974
EUR	500,000		American International Group, Inc	1.500	06/08/23	614,305
	450,000		Apple, Inc	1.375	05/24/29	533,003
	570,000	g	Aramark International Finance Sarl	3.125	04/01/25	704,308
	500,000		AT&T, Inc	2.350	09/04/29	599,777
	440,000		AT&T, Inc	3.150	09/04/36	521,964
GBP	355,000		AT&T, Inc	3.550	09/14/37	458,585
EUR	950,000		Axalta Coating Systems Dutch Holding BV	37.500	01/15/25	1,196,157
	350,000		Ball Corp	4.375	12/15/23	471,611
	500,000		DH Europe Finance S.A.	1.200	06/30/27	582,803
GBP	750,000	z	Digital Stout Holding LLC	2.750	07/19/24	997,451
	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	197,078
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	443,227
	850,000	g	Gates Global LLC	5.750	07/15/22	1,031,278
	600,000		General Motors Financial International BV	1.168	05/18/20	728,534
	700,000	z	Goldman Sachs Group, Inc	1.375	05/15/24	841,374
	800,000		International Game Technology plc	4.750	02/15/23	1,031,090
	400,000		Johnson & Johnson	1.150	11/20/28	478,975
	750,000		Johnson Controls International plc	1.000	09/15/23	888,397
	900,000	i,z	JPMorgan Chase & Co	1.638	05/18/28	1,073,538
	500,000		Kinder Morgan, Inc	2.250	03/16/27	604,546
	850,000		Liberty Mutual Group, Inc	2.750	05/04/26	1,086,616
	500,000		McKesson Corp	1.500	11/17/25	597,562
	$350,000		MGM Resorts International	4.625	09/01/26	354,130

343

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	100,000		Mondelez International, Inc	2.375%	03/06/35	$114,196
	250,000		Mylan NV	1.250	11/23/20	304,848
	100,000	z	National Grid North America, Inc	1.000	07/12/24	118,321
	350,000	g	OI European Group BV	3.125	11/15/24	423,789
	500,000		ProLogis LP	3.000	06/02/26	667,692
	$750,000		Scientific Games International, Inc	10.000	12/01/22	836,250
EUR	750,000	g	Silgan Holdings, Inc	3.250	03/15/25	925,512
	200,000		Simon International Finance S.C.A	1.250	05/13/25	236,816
	$760,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	755,248
EUR	500,000		SYSCO Corp	1.250	06/23/23	604,042
	150,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	177,135
	500,000		Thermo Fisher Scientific, Inc	1.375	09/12/28	565,858
	100,000		Thermo Fisher Scientific, Inc	1.950	07/24/29	117,760
	500,000		Thermo Fisher Scientific, Inc	2.875	07/24/37	593,639
GBP	500,000	z	Wells Fargo & Co	1.375	06/30/22	658,747
EUR	900,000	z	Wells Fargo & Co	1.500	05/24/27	1,065,454
GBP	300,000		Welltower, Inc	4.800	11/20/28	463,253
EUR	400,000		Whirlpool Finance Luxembourg Sarl	1.250	11/02/26	475,884
	800,000	g	XPO Logistics, Inc	5.750	06/15/21	986,038
	375,000		Xylem, Inc	2.250	03/11/23	474,422
			TOTAL UNITED STATES			29,295,600

			TOTAL CORPORATE BONDS			60,708,870
			(Cost $56,986,995)

GOVERNMENT BONDS - 70.1%

ARGENTINA - 1.3%
CHF	2,000,000	z	Argentine Republic Government International Bond	3.375	10/12/20	2,091,121
	$1,000,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,020,670
			TOTAL ARGENTINA			3,111,791

AUSTRALIA - 1.2%
AUD	1,450,000		Australia Government International Bond	3.750	04/21/37	1,248,438
	1,000,000		New South Wales Treasury Corp	4.000	04/08/21	851,563
	995,000		Treasury Corp of Victoria	6.000	06/15/20	883,309
			TOTAL AUSTRALIA			2,983,310

BERMUDA - 0.8%
	$1,700,000	g	Bermuda Government International Bond	4.854	02/06/24	1,849,311
			TOTAL BERMUDA			1,849,311

BRAZIL - 0.8%
BRL	5,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/19	1,857,651
			TOTAL BRAZIL			1,857,651

CANADA - 1.7%
CAD	2,450,000		Province of British Columbia Canada	2.550	06/18/27	1,939,995
	1,620,000		Province of British Columbia Canada	3.200	06/18/44	1,294,883
	1,000,000		Province of Quebec Canada	2.750	09/01/27	804,925
			TOTAL CANADA			4,039,803
344

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

COTE D’IVOIRE - 0.3%
EUR	625,000	g	Ivory Coast Government International Bond	5.125%	06/15/25	$754,367
			TOTAL COTE D’IVOIRE			754,367

CYPRUS - 0.2%
	300,000		Cyprus Government International Bond	2.750	06/27/24	363,960
			TOTAL CYPRUS			363,960

EGYPT - 0.6%
	$650,000	g	Egypt Government International Bond	7.500	01/31/27	698,626
	675,000	g	Egypt Government International Bond	8.500	01/31/47	734,206
			TOTAL EGYPT			1,432,832

FRANCE - 4.3%
	750,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	01/13/20	752,182
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	505,707
	1,293,000		France Government Bond OAT	1.750	11/25/24	1,684,140
	1,500,000		France Government Bond OAT	1.500	05/25/31	1,851,855
	2,340,000		French Republic Government Bond OAT	1.000	05/25/21	2,798,392
	2,350,000	g	French Republic Government Bond OAT	2.000	05/25/48	2,879,735
			TOTAL FRANCE			10,472,011

GERMANY - 0.6%
	600,000		Kreditanstalt fuer Wiederaufbau	1.500	06/11/24	769,888
	700,000		State of North Rhine-Westphalia	0.125	03/16/23	825,753
			TOTAL GERMANY			1,595,641

GREECE - 1.3%
	1,350,000	g	Hellenic Republic Government Bond	4.375	08/01/22	1,582,932
	1,625,000	i	Hellenic Republic Government Bond (Step Bond)	3.000	02/24/30	1,532,412
			TOTAL GREECE			3,115,344

HONDURAS - 0.6%
	$1,350,000	g	Honduras Government International Bond	7.500	03/15/24	1,512,027
			TOTAL HONDURAS			1,512,027

INDIA - 0.2%
	500,000	g	Export-Import Bank of India	3.375	08/05/26	489,218
			TOTAL INDIA			489,218

INDONESIA - 0.9%
EUR	1,000,000	g	Indonesia Government International Bond	2.150	07/18/24	1,205,753
IDR	13,820,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,089,889
			TOTAL INDONESIA			2,295,642

ISRAEL - 0.9%
ILS	5,250,000		Israel Government Bond-Fixed	5.500	01/31/42	2,129,650
			TOTAL ISRAEL			2,129,650

345

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

ITALY - 7.8%
EUR	6,380,000		Italy Buoni Poliennali Del Tesoro	0.450%	06/01/21	$7,558,553
	2,560,000	g	Italy Buoni Poliennali Del Tesoro	4.750	08/01/23	3,665,049
	1,620,000		Italy Buoni Poliennali Del Tesoro	1.600	06/01/26	1,872,112
	1,865,000		Italy Buoni Poliennali Del Tesoro	2.200	06/01/27	2,224,395
	1,775,000	g	Italy Buoni Poliennali Del Tesoro	1.650	03/01/32	1,890,695
	1,350,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,650,166
			TOTAL ITALY			18,860,970

JAPAN - 15.5%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	120,944
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	193,547
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	272,397
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	125,663
	180,000,000		Japan Government Two Year Bond	0.100	02/15/19	1,638,195
	738,150,000		Japan Government Five Year Bond	0.200	06/20/19	6,734,670
	119,600,000		Japan Government Five Year Bond	0.100	06/20/20	1,090,683
	650,450,000		Japan Government Ten Year Bond	0.100	09/20/26	5,921,700
	289,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	3,519,974
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	3,774,380
	249,600,000		Japan Government Twenty Year Bond	1.900	03/22/21	2,426,136
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,630,205
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,512,523
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,272,490
	305,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,783,461
	160,000,000		Japan Government Twenty Year Bond	0.700	03/20/37	1,482,808
			TOTAL JAPAN			37,499,776

KOREA, REPUBLIC OF - 3.2%
	$500,000	g	Korea Housing Finance Corp	2.000	10/11/21	486,983
KRW	918,000,000		Korea Treasury Bond	1.750	12/10/18	823,200
	5,664,500,000		Korea Treasury Bond	1.375	09/10/21	4,958,711
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,509,634
			TOTAL KOREA, REPUBLIC OF			7,778,528

LEBANON - 0.6%
	$1,400,000	z	Lebanon Government International Bond	6.850	03/23/27	1,409,960
			TOTAL LEBANON			1,409,960

MEXICO - 0.8%
MXN	14,000,000		Mexican Bonos	8.000	12/07/23	835,832
	23,500,000		Mexican Bonos	5.750	03/05/26	1,225,921
			TOTAL MEXICO			2,061,753

MONGOLIA - 0.6%
	$1,500,000	g	Mongolia Government International Bond	4.125	01/05/18	1,501,950
			TOTAL MONGOLIA			1,501,950

NETHERLANDS - 0.6%
EUR	925,000	g	Netherlands Government International Bond	2.500	01/15/33	1,337,119
			TOTAL NETHERLANDS			1,337,119
346

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

NEW ZEALAND - 0.2%
NZD	525,000		New Zealand Government International Bond	4.500%	04/15/27	$443,547
			TOTAL NEW ZEALAND			443,547

NIGERIA - 0.5%
	$1,250,000		Nigeria Government International Bond	5.625	06/27/22	1,251,563
			TOTAL NIGERIA			1,251,563

NORWAY - 1.3%
NOK	14,700,000	g	Norway Government International Bond	3.750	05/25/21	2,064,375
	8,670,000	g	Norway Government International Bond	1.500	02/19/26	1,095,912
			TOTAL NORWAY			3,160,287

PERU - 1.1%
PEN	3,300,000	g	Peru Government Bond	6.150	08/12/32	1,042,607
	4,480,000	g	Peruvian Government International Bond	8.200	08/12/26	1,658,644
			TOTAL PERU			2,701,251

POLAND - 1.5%
PLN	8,165,000		Poland Government International Bond	4.000	10/25/23	2,409,894
	4,000,000		Republic of Poland Government International Bond	3.250	07/25/19	1,141,761
			TOTAL POLAND			3,551,655

RUSSIA - 0.6%
RUB	87,000,000		Russian Federal Bond - OFZ	7.000	01/25/23	1,396,889
			TOTAL RUSSIA			1,396,889

SAUDI ARABIA - 0.5%
	$1,250,000	g	KSA Sukuk Ltd	3.628	04/20/27	1,268,956
			TOTAL SAUDI ARABIA			1,268,956

SENEGAL - 0.3%
	800,000	g	Senegal Government International Bond	6.250	05/23/33	822,397
			TOTAL SENEGAL			822,397

SOUTH AFRICA - 1.2%
ZAR	16,950,000		South Africa Government International Bond	10.500	12/21/26	1,440,992
	16,500,000		South Africa Government International Bond	7.000	02/28/31	1,034,925
	7,800,000		South Africa Government International Bond	8.750	01/31/44	528,969
			TOTAL SOUTH AFRICA			3,004,886

SPAIN - 4.9%
EUR	1,100,000		Instituto de Credito Oficial	4.375	05/20/19	1,409,810
	1,150,000		Spain Government International Bond	0.750	07/30/21	1,400,931
	2,210,000		Spain Government International Bond	0.400	04/30/22	2,633,029
	950,000	g	Spain Government International Bond	4.400	10/31/23	1,381,739
	2,550,000	g	Spain Government International Bond	2.750	10/31/24	3,397,534
	1,275,000	g	Spain Government International Bond	2.900	10/31/46	1,528,262
			TOTAL SPAIN			11,751,305
347

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SRI LANKA - 0.7%
	$1,625,000	g	Sri Lanka Government International Bond	6.200%	05/11/27	$1,673,815
			TOTAL SRI LANKA			1,673,815

SUPRANATIONAL - 2.9%
INR	129,300,000		Asian Development Bank	6.200	10/06/26	2,053,077
	$925,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	925,484
IDR	11,300,000,000	g	European Investment Bank	7.200	07/09/19	857,720
SEK	9,070,000		European Investment Bank	1.250	05/12/25	1,133,710
NZD	850,000		Inter-American Development Bank	3.500	05/15/21	650,499
AUD	1,150,000		Inter-American Development Bank	4.750	08/27/24	1,027,444
NZD	500,000		International Bank for Reconstruction & Development	3.375	01/25/22	380,606
			TOTAL SUPRANATIONAL			7,028,540

SWEDEN - 0.9%
SEK	8,000,000		Kommuninvest I Sverige AB	1.000	09/15/21	1,019,258
	7,805,000		Sweden Government International Bond	2.250	06/01/32	1,086,450
			TOTAL SWEDEN			2,105,708

THAILAND - 0.8%
THB	69,000,000		Thailand Government International Bond	1.875	06/17/22	2,070,997
			TOTAL THAILAND			2,070,997

TURKEY - 0.7%
	$500,000	g	Export Credit Bank of Turkey	5.375	10/24/23	510,448
TRY	4,375,000		Turkey Government Bond	11.000	03/02/22	1,263,597
			TOTAL TURKEY			1,774,045

UNITED KINGDOM - 6.9%
GBP	1,250,000		United Kingdom Gilt	1.750	07/22/19	1,697,320
	3,860,000		United Kingdom Gilt	1.500	01/22/21	5,289,665
	1,600,000		United Kingdom Gilt	0.500	07/22/22	2,102,288
	1,230,000		United Kingdom Gilt	4.750	12/07/30	2,264,098
	1,175,000		United Kingdom Gilt	4.250	03/07/36	2,161,810
	2,600,000		United Kingdom Gilt	1.500	07/22/47	3,145,577
			TOTAL UNITED KINGDOM			16,660,758

URUGUAY - 0.3%
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	781,006
			TOTAL URUGUAY			781,006

			TOTAL GOVERNMENT BONDS			169,900,219
			(Cost $164,670,274)

			TOTAL BONDS			230,609,089
			(Cost $221,657,269)

348

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.5%

EGYPT - 0.6%
EGP	25,000,000	j	Egypt Treasury Bills	0.000%	12/12/17	$1,297,167
			TOTAL EGYPT			1,297,167

UNITED STATES - 0.9%
	$2,200,000		Federal Agricultural Mortgage Corp (FAMC)	0.800	08/01/17	2,200,000
			TOTAL UNITED STATES			2,200,000

			TOTAL SHORT-TERM INVESTMENTS			3,497,167
			(Cost $3,495,806)

			TOTAL INVESTMENTS - 98.8% (Cost $230,421,335)			239,364,181
			OTHER ASSETS & LIABILITIES, NET - 1.2%			3,007,264
			NET ASSETS - 100.0%			$242,371,445

Abbreviation(s):

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krone
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/17, the aggregate value of these securities amounted to $62,720,298 or 25.9% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
z	All or a portion of this security is owned by TIAA-CREF International Bond Fund Offshore Limited which is a 100% owned subsidiary of the Fund (see Note 1).
349

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

 SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2017

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$169,900,219	70.1%
FINANCIALS	17,262,910	7.1
CONSUMER DISCRETIONARY	9,958,474	4.1
MATERIALS	6,651,449	2.8
UTILITIES	6,138,142	2.5
INDUSTRIALS	6,038,335	2.5
HEALTH CARE	5,033,827	2.1
ENERGY	4,966,518	2.1
TELECOMMUNICATION SERVICES	3,729,754	1.5
INFORMATION TECHNOLOGY	3,271,464	1.3
CONSUMER STAPLES	1,548,161	0.6
REAL ESTATE	1,367,761	0.6
SHORT-TERM INVESTMENTS	3,497,167	1.5
OTHER ASSETS & LIABILITIES, NET	3,007,264	1.2

NET ASSETS	$242,371,445	100.0%
350

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, International Small-Cap Equity Fund, Social Choice International Equity Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, International Equity Index Fund, Emerging Markets Debt Fund and the International Bond Fund (collectively, the “Funds” or individually, the “Fund”). The International Small-Cap Equity Fund commenced operations on December 9, 2016.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds' investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Basis for Consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund Offshore Limited (“Subsidiary”), a wholly owned subsidiary of the International Bond Fund organized under the laws of the Cayman Islands. The Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the Commission pursuant to Regulation S under the Securities Act of 1933. The Subsidiary is advised by Advisors and has the same investment objective as the Fund, but unlike the Fund, it may invest in Regulation S securities without limitation. As of July 31, 2017, the net assets of the Subsidiary were $11,621,911 representing 5% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiary is as follows:

Total market value of investments	$11,547,683
Net assets	$11,621,911
Net change in unrealized appreciation (depreciation)	$520,152

New accounting pronouncement: In March 2017, FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance will not significantly impact the Funds’ financial statements.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. The amended S-X disclosures required under this rule will not have an impact on net assets or results of operations but may result in changes to financial statement disclosures.

351

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds' financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. This rule is not expected to materially impact the Funds' financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments. As of July 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

352

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2017, there were no material transfers between levels by the Funds.

As of July 31, 2017, 100% of the value of investments in the International Bond Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds' investments as of July 31, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Equity investments*	$2,398,659,304	$—	$—	$2,398,659,304
Short-term investments	6,102,222	17,250,000	—	23,352,222
Total	$2,404,761,526	$17,250,000	$—	$2,422,011,526
Enhanced Large-Cap Value Index
Equity investments*	$2,427,323,787	$—	$—	$2,427,323,787
Short-term investments	812,291	15,800,000	—	16,612,291
Total	$2,428,136,078	$15,800,000	$—	$2,443,936,078
Growth & Income
Equity investments:
Consumer discretionary	$812,934,118	$57,388,714	$—	$870,322,832
Consumer staples	540,385,460	22,685,199	—	563,070,659
Financials	813,980,040	52,485,118	—	866,465,158
Health care	836,432,803	95,233,415	—	931,666,218
Industrials	680,874,130	22,483,390	—	703,357,520
Information technology	1,599,018,109	62,394,475	—	1,661,412,584
All other equity investments*	825,764,849	—	—	825,764,849
Short-term investments	24,071,879	16,800,000	—	40,871,879
Purchased options	568,228	—	—	568,228
Written options**	(5,923,910)	—	—	(5,923,910)
Total	$6,128,105,706	$329,470,311	$—	$6,457,576,017
Large-Cap Growth
Equity investments:
Health care	$696,766,700	$79,057,980	$—	$775,824,680
Information technology	1,940,916,193	94,685,845	—	2,035,602,038
All other equity investments*	1,574,331,476	—	—	1,574,331,476
Short-term investments	—	6,450,000	—	6,450,000
Purchased options	162,000	—	—	162,000
Written options**	(205,200)	—	—	(205,200)
Total	$4,211,971,169	$180,193,825	$—	$4,392,164,994
353

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Equity investments:
Consumer discretionary	$481,727,922	$89,897,020	$—	$571,624,942
Energy	742,177,188	15,514,284	—	757,691,472
Financials	1,506,027,267	51,068,809	—	1,557,096,076
Industrials	564,564,421	—	7,267	564,571,688
Information technology	756,185,702	26,388,383	—	782,574,085
Materials	388,025,420	24,170,104	—	412,195,524
All other equity investments*	2,208,161,455	—	—	2,208,161,455
Short-term investments	90,341,870	88,937,333	—	179,279,203
Purchased options	10,770,345	—	—	10,770,345
Written options**	(3,914,730)	—	—	(3,914,730)
Total	$6,744,066,860	$295,975,933	$7,267	$7,040,050,060
Mid-Cap Growth
Equity investments*	$1,516,597,727	$—	$—	$1,516,597,727
Short-term investments	15,406,181	29,850,000	—	45,256,181
Written options**	(775,000)	—	—	(775,000)
Total	$1,531,228,908	$29,850,000	$—	$1,561,078,908
Mid-Cap Value
Equity investments:
Consumer discretionary	$499,535,703	$10,234,349	$—	$509,770,052
Financials	1,022,527,446	12,691,448	—	1,035,218,894
Health care	276,954,696	33,835,472	—	310,790,168
Information technology	372,450,337	9,638,782	—	382,089,119
Materials	338,839,579	14,029,427	—	352,869,006
Utilities	542,376,228	7,334,009	—	549,710,237
All other equity investments*	1,949,620,676	—	—	1,949,620,676
Short-term investments	73,154,833	107,192,599	—	180,347,432
Total	$5,075,459,498	$194,956,086	$—	$5,270,415,584
Small-Cap Equity
Equity investments*	$3,487,698,141	$—	$—	$3,487,698,141
Short-term investments	68,527,791	33,976,687	—	102,504,478
Futures**	84,413	—	—	84,413
Total	$3,556,310,345	$33,976,687	$—	$3,590,287,032
Small/Mid-Cap Equity
Equity investments*	$640,961,648	$—	$—	$640,961,648
Short-term investments	6,479,919	2,300,000	—	8,779,919
Total	$647,441,567	$2,300,000	$—	$649,741,567
Social Choice Equity
Equity investments*	$2,653,121,914	$—	$—	$2,653,121,914
Short-term investments	—	38,699,117	—	38,699,117
Futures**	67,383	—	—	67,383
Total	$2,653,189,297	$38,699,117	$—	$2,691,888,414
Social Choice Low Carbon Equity
Equity investments*	$77,826,236	$—	$—	$77,826,236
Short-term investments	—	450,000	—	450,000
Futures**	(634)	—	—	(634)
Total	$77,825,602	$450,000	$—	$78,275,602
354

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$66,894,815	$—	$66,894,815
Asia	193,727,423	512,114,145	520,426	706,361,994
Europe	—	27,537,321	—	27,537,321
Latin America	96,471,535	215,350,699	—	311,822,234
All other equity investments*	19,457,268	145,257,432	3,413	164,718,113
Short-term investments	16,048,579	31,869,237	—	47,917,816
Total	$325,704,805	$999,023,649	$523,839	$1,325,252,293
Enhanced International Equity Index
Equity investments:
Asia	$—	$481,936,843	$—	$481,936,843
Australasia	—	127,468,288	—	127,468,288
Europe	34,054,282	991,627,414	—	1,025,681,696
All other equity investments*	22,114,954	156,392,562	—	178,507,516
Short-term investments	12,326,475	5,250,000	—	17,576,475
Total	$68,495,711	$1,762,675,107	$—	$1,831,170,818
Global Natural Resources
Equity investments:
Africa/Middle East	$—	$1,819,819	$—	$1,819,819
Australasia	—	3,137,692	—	3,137,692
Europe	—	7,078,566	—	7,078,566
Latin America	—	1,164,557	—	1,164,557
North America	18,159,949	4,321,861	—	22,481,810
All other equity investments*	—	2,713,600	—	2,713,600
Short-term investments	1,084,482	1,100,000	—	2,184,482
Total	$19,244,431	$21,336,095	$—	$40,580,526
International Equity
Equity investments:
Asia	$—	$1,355,580,340	$—	$1,355,580,340
Europe	—	3,108,470,558	—	3,108,470,558
North America	66,134,187	—	—	66,134,187
All other equity investments*	103,554,755	212,889,281	—	316,444,036
Short-term investments	85,914,018	44,665,033	—	130,579,051
Total	$255,602,960	$4,721,605,212	$—	$4,977,208,172
International Opportunities
Equity investments:
Asia	$12,059,440	$369,432,880	$18,241	$381,510,561
Australasia	—	38,083,636	—	38,083,636
Europe	—	599,078,543	—	599,078,543
Latin America	—	34,876,731	—	34,876,731
North America	—	105,527,789	—	105,527,789
All other equity investments*	—	166,004,436	1,683	166,006,119
Short-term investments	55,955,405	73,991,394	—	129,946,799
Forward foreign currency contracts**	(162,489)	—	—	(162,489)
Total	$67,852,356	$1,386,995,409	$19,924	$1,454,867,689
International Small-Cap Equity
Equity investments:
Asia	$3,828,380	$327,824,063	$—	$331,652,443
Australasia	—	37,960,240	—	37,960,240
Europe	—	287,747,636	—	287,747,636
North America	—	56,741,191	—	56,741,191
All other equity investments*	1,992,845	193,418,571	—	195,411,416
Short-term investments	15,620,510	2,900,000	—	18,520,510
Total	$21,441,735	$906,591,701	$—	$928,033,436
355

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Social Choice International Equity
Equity investments:
Asia	$—	$10,160,825	$—	$10,160,825
Australasia	—	2,754,483	—	2,754,483
Europe	321,316	20,884,296	—	21,205,612
All other equity investments*	—	4,169,649	—	4,169,649
Short-term investments	—	600,000	—	600,000
Futures**	3,292	—	—	3,292
Total	$324,608	$38,569,253	$—	$38,893,861
Equity Index
Equity investments:
Health care	$2,013,122,562	$276	$2,424	$2,013,125,262
Industrials	1,544,837,248	—	71,574	1,544,908,822
All other equity investments*	11,031,889,253	—	—	11,031,889,253
Short-term investments	169,244,789	7,300,000	—	176,544,789
Total	$14,759,093,852	$7,300,276	$73,998	$14,766,468,126
Large-Cap Growth Index
Equity investments*	$4,938,692,527	$—	$—	$4,938,692,527
Short-term investments	18,496,253	23,450,000	—	41,946,253
Futures**	(39,033)	—	—	(39,033)
Total	$4,957,149,747	$23,450,000	$—	$4,980,599,747
Large-Cap Value Index
Equity investments*	$6,638,544,291	$—	$—	$6,638,544,291
Short-term investments	27,729,651	7,900,000	—	35,629,651
Total	$6,666,273,942	$7,900,000	$—	$6,674,173,942
S&P 500 Index
Equity investments*	$4,374,640,887	$—	$—	$4,374,640,887
Short-term investments	8,747,413	19,450,000	—	28,197,413
Futures**	(14,254)	—	—	(14,254)
Total	$4,383,374,046	$19,450,000	$—	$4,402,824,046
Small-Cap Blend Index
Equity investments:
Financials	$419,258,539	$—	$132,773	$419,391,312
Health care	339,977,845	561	10,998	339,989,404
Industrials	334,841,066	—	160,444	335,001,510
All other equity investments*	1,207,645,531	—	—	1,207,645,531
Short-term investments	179,924,967	1,700,000	—	181,624,967
Total	$2,481,647,948	$1,700,561	$304,215	$2,483,652,724
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$140,916,827	$—	$140,916,827
Asia	156,418,253	1,354,322,993	184,930	1,510,926,176
Europe	21,757,345	44,208,323	—	65,965,668
Latin America	—	226,521,882	—	226,521,882
North America	47,677,324	—	—	47,677,324
All other equity investments*	8,782,314	176,157,655	610	184,940,579
Short-term investments	29,692,293	2,500,000	—	32,192,293
Total	$264,327,529	$1,944,627,680	$185,540	$2,209,140,749
356

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity Index
Equity investments:
Asia	$3,755,180	$2,844,912,062	$—	$2,848,667,242
Australasia	—	772,423,892	—	772,423,892
Europe	28,862,659	6,109,343,938	—	6,138,206,597
All other equity investments*	91,103,594	867,998,516	—	959,102,110
Short-term investments	81,380,781	19,500,000	—	100,880,781
Total	$205,102,214	$10,614,178,408	$—	$10,819,280,622
Emerging Markets Debt
Africa/Middle East	$—	$59,122,187	$2,599,526	$61,721,713
Asia	—	50,556,074	—	50,556,074
Europe	—	65,921,908	—	65,921,908
Latin America	—	130,805,550	8,362,681	139,168,231
All other debt investments *	—	3,386,437	—	3,386,437
Short-term investment	—	8,734,475	1,005,614	9,740,089
Forward foreign currency contracts**	—	(68,507)	—	(68,507)
Total	$—	$318,458,124	$11,967,821	$330,425,945

*	For detailed categories, see the accompanying schedules of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the schedules of investments.

The following table is a reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in securities
Balance as of October 31, 2016	$5,460,376
Purchases	8,481,433
Sales	(2,409,398)
Gains (losses)	290,088
Change in unrealized appreciation (depreciation)	145,322
Balance as of July 31, 2017	$11,967,821

The following table summarized the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of July 31, 2017:

Investments	Fair value as of July 31, 2017	Valuation technique	Unobservable input	Range (weighted average)
Corporate bonds	$3,156,255	Recent market transaction	Discount	64.5% - 71.8% (66.1%)
Corporate bonds	3,442,035	Recent market transaction	†
Government bonds	781,992	Broker quote	*
Government bonds	2,880,425	Recent market transaction	Discount	57.8% - 62.3% (61.1%)
Government bonds	701,500	Recent market transaction	*
Short term Investments	1,005,614	Recent market transaction	†
Total	$11,967,821

*	Single source broker quote.
†	Recent market transaction refers to the most recent known market transaction.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

357

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

At July 31, 2017, the Funds held the following open futures contracts:

Fund	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 E Mini Index	140	$9,972,900	September 2017	$20,406
Small-Cap Equity	Russell 2000 E Mini Index	100	7,122,000	September 2017	64,007
Total		240	$17,094,900		$84,413
Social Choice Equity	S&P 500 E Mini Index	84	$10,365,600	September 2017	$67,383
Social Choice Low Carbon Equity	S&P 500 E Mini Index	4	493,600	September 2017	(634)
Social Choice International Equity	MSCI EAFE E Mini Index	6	581,670	September 2017	3,292
Large-Cap Growth Index	S&P 500 E Mini Index	78	9,625,200	September 2017	(39,033)
S&P 500 Index	S&P 500 E Mini Index	27	3,331,800	September 2017	(14,254)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedules of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values.

Purchased options outstanding as of July 31, 2017 were as follows:

	Number of contracts	Value
Growth & Income Fund
Bristol-Myers Squibb Co, Call, 9/15/17 at $60	489	$29,829
Church & Dwight Co, Inc, Call, 10/20/17 at $55	200	20,000
Continental Resources, Inc, Call, 9/15/17 at $40	330	9,075
DISH Network Corp, Call, 1/19/18 at $65	585	263,250
Dow Chemical Co, Call, 8/4/17 at $67.50	337	1,011
Huntsman Corp, Call, 1/19/18 at $28	235	31,725
Mattel, Inc, Call, 10/20/17 at $25	625	6,250
Monsanto Co, Call, 1/19/18 at $115	316	188,020
Symantec Corp, Call, 8/11/17 at $31	227	19,068
Total	3,344	$568,228
Large-Cap Growth Fund
Home Depot, Inc, Call, 1/19/18 at $160	540	$162,000
Total	540	$162,000
Large-Cap Value Fund
Chicago Board Options Exchange SPX Volatility Index, Call, 10/18/17 at $20	32,139	$2,410,425
S&P 500 Index, Put, 10/31/17 at $2300	5,464	8,359,920
Total	37,603	$10,770,345

Written options outstanding as of July 31, 2017 were as follows:

	Number of Contracts	Value
Growth & Income Fund
3M Co, Put, 8/4/17 at $190	330	$(660)
AbbVie, Inc, Put, 8/18/17 at $68	433	(14,722)
Alliance Data Systems Corp, Put, 8/18/17 at $220	260	(8,450)
Analog Devices, Inc, Put, 9/15/17 at $77.50	165	(33,000)
Analog Devices, Inc, Put, 12/15/17 at $80	165	(90,750)
BioMarin Pharmaceutical, Inc, Put, 10/20/17 at $80	165	(38,363)
BioMarin Pharmaceutical, Inc, Put, 10/20/17 at $85	165	(65,175)
Caesarstone Ltd, Call, 8/18/17 at $42.50	497	(6,213)
Caesarstone Sdot-Yam Ltd, Call, 8/18/17 at $37.50	497	(39,760)
358

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

	Number of Contracts	Value
Cavium, Inc, Put, 8/18/17 at $55	621	$(34,155)
Celgene Corp, Call, 1/19/18 at $145	500	(252,500)
Centene Corp, Put, 8/18/17 at $77.50	580	(60,900)
Clovis Oncology, Inc, Put, 8/18/17 at $75	414	(57,960)
CME Group, Inc, Put, 8/4/17 at $117	330	(4,950)
Coach, Inc, Put, 8/18/17 at $43	667	(23,345)
ConAgra Brands, Inc, Put, 12/15/17 at $32	828	(78,660)
Costco Wholesale Corp, Put, 8/4/17 at $148	186	(930)
Costco Wholesale Corp, Put, 10/20/17 at $155	186	(72,540)
CSX Corp, Put, 8/4/17 at $49	580	(23,780)
CyberArk Software Ltd, Put, 10/20/17 at $45	494	(227,240)
Delta Air Lines, Inc, Put, 8/18/17 at $50	497	(76,538)
DISH Network Corp, Put, 1/19/18 at $52.50	780	(101,400)
Domino's Pizza, Inc, Put, 8/18/17 at $175	167	(11,356)
DXC Technology Co, Put, 9/15/17 at $70	124	(5,270)
Edwards Lifesciences Corp, Call, 8/18/17 at $120	165	(8,250)
Edwards Lifesciences Corp, Put, 8/18/17 at $105	165	(2,887)
Electronic Arts, Inc, Put, 9/15/17 at $95	497	(15,407)
Emerson Electric Co, Put, 8/18/17 at $57.50	667	(36,685)
FedEx Corp, Put, 8/18/17 at $200	330	(31,020)
Flex Ltd, Put, 8/4/17 at $15	828	(1,656)
FMC Corp, Put, 8/18/17 at $65	494	(9,880)
Gap, Inc, Put, 9/15/17 at $20	494	(5,928)
General Dynamics Corp, Put, 8/18/17 at $195	167	(28,223)
Hasbro, Inc, Put, 8/4/17 at $102	100	(1,250)
Hasbro, Inc, Put, 8/4/17 at $104	330	(14,520)
HD Supply Holdings, Inc, Put, 12/15/17 at $27.50	824	(65,920)
Hilton Worldwide Holdings, Inc, Put, 8/18/17 at $57.50	500	(5,000)
Home Depot, Inc, Put, 8/18/17 at $135	124	(1,488)
Home Depot, Inc, Put, 8/18/17 at $140	124	(4,092)
Honeywell International, Inc, Put, 8/18/17 at $125	248	(2,976)
Huntsman Corp, Put, 1/19/18 at $22	494	(27,170)
Idexx Laboratories, Inc, Put, 8/18/17 at $150	167	(11,690)
Incyte Corp, Call, 8/18/17 at $150	200	(28,000)
Incyte Corp, Put, 9/15/17 at $110	100	(12,750)
International Paper Co, Put, 9/15/17 at $50	292	(7,592)
International Paper Co, Put, 9/15/17 at $52.50	292	(18,980)
Interpublic Group of Cos, Inc, Put, 9/15/17 at $21	1,000	(42,500)
Itron, Inc, Put, 8/18/17 at $55	115	(2,587)
JC Penney Co, Inc, Put, 1/19/18 at $4	1,223	(40,359)
Juniper Networks, Inc, Put, 9/15/17 at $26	1,000	(23,000)
Kansas City Southern, Put, 8/18/17 at $100	497	(49,700)
Kohl's Corp, Put, 1/19/18 at $35	215	(39,990)
Lululemon Athletica, Inc, Put, 9/15/17 at $50	312	(13,416)
Lumentum Holdings, Inc, Put, 8/18/17 at $45	235	(6,580)
Mattel, Inc, Put, 10/20/17 at $20	2,000	(280,000)
Mattel, Inc, Put, 1/19/18 at $17	1,000	(55,000)
MGM Resorts International, Put, 8/4/17 at $29	330	(825)
MicroStrategy, Inc, Call, 8/18/17 at $200	165	(495)
MicroStrategy, Inc, Put, 10/20/17 at $125	165	(52,800)
Mohawk Industries, Inc, Put, 8/18/17 at $220	167	(2,923)
Monsanto Co, Put, 1/19/18 at $97.50	750	(87,375)
Monster Beverage Corp, Put, 12/15/17 at $45	400	(35,000)
NetFlix, Inc, Put, 8/18/17 at $160	497	(19,880)
Northern Trust Corp, Put, 10/20/17 at $87.50	497	(168,980)
Northrop Grumman Corp, Put, 8/4/17 at $255	167	(2,505)
NuVasive, Inc, Put, 12/15/17 at $65	500	(210,000)
359

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

	Number of Contracts	Value
Pinnacle Foods, Inc, Call, 9/15/17 at $75	330	$(3,300)
Pinnacle Foods, Inc, Put, 9/15/17 at $57.50	487	(80,355)
Pioneer Natural Resources Co, Put, 12/15/17 at $145	505	(227,250)
Praxair, Inc, Put, 8/18/17 at $130	337	(77,510)
Proofpoint, Inc, Put, 8/18/17 at $80	417	(37,530)
Pure Storage, Inc, Put, 9/15/17 at $10	4,000	(90,000)
PVH Corp, Call, 8/18/17 at $120	165	(37,950)
Regeneron Pharmaceuticals, Inc, Call, 11/17/17 at $575	165	(161,700)
Regeneron Pharmaceuticals, Inc, Put, 11/17/17 at $375	165	(77,550)
Regeneron Pharmaceuticals, Inc, Put, 11/17/17 at $425	165	(205,425)
SBA Communications Corp, Put, 8/18/17 at $130	337	(21,905)
Schlumberger Ltd, Put, 1/19/18 at $70	330	(161,700)
Sempra Energy, Put, 10/20/17 at $100	330	(14,850)
Sherwin-Williams Co, Put, 8/18/17 at $330	100	(24,000)
Starbucks Corp, Put, 10/20/17 at $50	542	(29,268)
Symantec Corp, Put, 8/11/17 at $26.50	995	(11,940)
Take-Two Interactive Software, Inc, Call, 12/15/17 at $90	127	(40,005)
Take-Two Interactive Software, Inc, Put, 9/15/17 at $65	400	(21,200)
Take-Two Interactive Software, Inc, Put, 12/15/17 at $65	127	(24,765)
TESARO, Inc, Put, 9/15/17 at $90	195	(19,500)
TripAdvisor, Inc, Put, 12/15/17 at $38	1,000	(345,000)
Ulta Beauty, Inc, Put, 9/15/17 at $250	100	(128,100)
Ulta Beauty, Inc, Put, 9/15/17 at $255	67	(117,652)
United States Steel Corp, Put, 1/19/18 at $20	470	(70,030)
Universal Display Corp, Put, 9/15/17 at $100	235	(44,650)
Universal Display Corp, Put, 12/15/17 at $110	481	(411,255)
Universal Health Services, Inc (Class B), Put, 10/20/17 at $110	333	(156,510)
Viacom, Inc, Put, 9/15/17 at $37.50	659	(217,470)
WABCO Holdings, Inc, Call, 12/15/17 at $150	330	(100,650)
WABCO Holdings, Inc, Put, 8/18/17 at $115	330	(1,650)
Waste Management, Inc, Put, 10/20/17 at $70	500	(17,500)
WellCare Health Plans, Inc, Put, 8/18/17 at $165	235	(37,600)
Wynn Resorts Ltd, Put, 8/11/17 at $122	330	(23,100)
XPO Logistics, Inc, Put, 8/18/17 at $55	828	(68,724)
Zimmer Biomet Holdings, Inc, Put, 8/18/17 at $115	414	(12,420)
Total	44,999	$(5,923,910)
Large-Cap Growth Fund
Home Depot, Inc, Call, 1/19/18 at $170	540	$(54,540)
Home Depot, Inc, Put, 1/19/18 at $135	540	(150,660)
Total	1,080	$(205,200)
Large-Cap Value Fund
Chicago Board Options Exchange SPX Volatility Index, Call, 10/18/17 at $30	32,139	$(964,170)
S&P 500 Index, Put, 10/31/17 at $2100	5,464	(2,950,560)
Total	37,603	$(3,914,730)
Mid-Cap Growth Fund
Insulet Corp, Call, 8/18/17 at $50	900	$(225,000)
Lumentum Holdings, Inc, Call, 8/18/17 at $60	1,000	(550,000)
Total	1,900	$(775,000)

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Funds realize gains and losses at the time the forward is closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

360

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

At July 31, 2017, the Fund(s) held the following open forward contracts:

Fund	Counterparty	Contract settlement date		Receive		Deliver	Unrealized appreciation (depreciation)
International Opportunities	Morgan Stanley	10/10/17	AUD	22,119,552	GBP	13,000,000	$866,491
	Morgan Stanley	10/10/17	JPY	879,037,800	GBP	6,000,000	281,745
	Morgan Stanley	10/10/17	AUD	22,119,552	GBP	13,000,000	(380,163)
	Morgan Stanley	10/10/17	CHF	24,773,720	GBP	20,000,000	(745,591)
	Morgan Stanley	10/10/17	JPY	879,037,800	GBP	6,000,000	(217,374)
	Morgan Stanley	10/10/17	CHF	24,773,720	GBP	20,000,000	32,403
						Total	$(162,489)
Emerging Markets Debt	Bank of America	11/20/17		$1,500,000	CNH	10,612,500	$(68,507)
International Bond	Bank of America	8/31/17		$4,005,696	AUD	5,056,242	$(37,628)
	Bank of America	8/31/17		$4,081,537	CAD	5,104,117	(14,339)
	Bank of America	8/31/17		$80,364,409	EUR	68,982,029	(1,440,028)
	Bank of America	8/31/17		$7,320,556	KRW	8,192,580,929	4,772
	Bank of America	8/31/17		$1,470,027	NZD	1,978,842	(15,174)
	Bank of America	8/31/17		$1,960,627	PLN	7,168,325	(32,845)
	Bank of America	8/31/17		$1,543,573	ZAR	20,217,883	17,966
						Total	$(1,517,276)
	Morgan Stanley	8/31/17		$1,512,230	EUR	1,295,174	$(23,691)
	Morgan Stanley	8/31/17		$21,595,182	GBP	16,528,198	(236,427)
	Morgan Stanley	8/31/17		$37,066,668	JPY	4,145,341,183	(588,436)
	Morgan Stanley	8/31/17		$3,134,846	NOK	24,940,049	(39,396)
	Morgan Stanley	8/31/17		$4,692,945	SEK	38,556,744	(91,559)
	Morgan Stanley	8/31/17		$1,030,808	THB	34,508,257	(6,426)
						Total	$(985,935)
Total							$(2,503,211)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Złoty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

361

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

As of July 31, 2017, the Funds did not have open credit default swaps.

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund's maximum loss from counterparty risk is the fair value of the contract. Certain Funds may invest in total return swap contracts to gain or hedge exposure to the underlying reference assets.

At July 31, 2017, the Fund(s) held the following open total return swap contracts:

Fund	Counterparty	Notional amount	Termination date	Fixed payments received by or (paid) by Fund per annum	Total return received by or (paid) by Fund	Unrealized appreciation (depreciation)
Small-Cap Equity	Goldman Sachs	34,709,299	9/6/2017	0.02%	Difference between GSCBTINY Index less Russell 2000 Index and Russell 2500 Index	$—

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of July 31, 2017, there were no affiliated investments.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent ("Agent") for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedules of investments. As of July 31, 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

362

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Securities purchased on a when-issued or delayed-delivery basis: The Emerging Markets Debt Fund and the International Bond Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At July 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,799,998,071	$634,334,842	$(12,321,387)	$622,013,455
Enhanced Large-Cap Value Index	2,072,327,489	388,564,394	(16,955,805)	371,608,589
Growth & Income	4,714,662,664	1,778,900,400	(30,063,137)	1,748,837,263
Large-Cap Growth	2,878,465,990	1,519,668,358	(5,764,154)	1,513,904,204
Large-Cap Value	5,742,213,058	1,504,207,572	(202,455,840)	1,301,751,732
Mid-Cap Growth	1,290,299,551	280,986,612	(9,432,255)	271,554,357
Mid-Cap Value	3,866,974,148	1,539,826,265	(136,384,829)	1,403,441,436
Small-Cap Equity	3,053,856,655	610,225,340	(73,879,376)	536,345,964
Small/Mid-Cap Equity	585,618,524	84,297,597	(20,174,554)	64,123,043
Social Choice Equity	1,816,677,730	927,735,616	(52,592,315)	875,143,301
Social Choice Low Carbon Equity	67,745,631	11,835,185	(1,304,580)	10,530,605
Emerging Markets Equity	1,117,367,048	230,637,400	(22,752,155)	207,885,245
Enhanced International Equity Index	1,565,885,975	275,839,257	(10,554,414)	265,284,843
Global Natural Resources	35,933,733	5,413,289	(766,496)	4,646,793
International Equity	4,251,647,594	756,754,526	(31,193,948)	725,560,578
International Opportunities	1,122,009,017	375,681,206	(42,660,045)	333,021,161
International Small-Cap Equity	808,377,593	131,727,667	(12,071,824)	119,655,843
Social Choice International Equity	35,944,546	4,130,892	(1,184,869)	2,946,023
Equity Index	9,524,497,422	5,499,554,439	(257,583,735)	5,241,970,704
Large-Cap Growth Index	3,572,015,176	1,426,954,195	(18,330,591)	1,408,623,604
Large-Cap Value Index	5,736,795,369	1,103,441,406	(166,062,833)	937,378,573
S&P 500 Index	2,941,058,332	1,518,672,777	(56,892,809)	1,461,779,968
Small-Cap Blend Index	1,915,957,478	701,641,352	(133,946,106)	567,695,246
Emerging Markets Equity Index	1,869,081,535	477,427,050	(137,367,836)	340,059,214
International Equity Index	9,246,440,699	2,027,267,086	(454,427,163)	1,572,839,923
Emerging Markets Debt	322,793,817	12,560,296	(4,859,661)	7,700,635
International Bond	230,421,335	10,883,545	(1,940,699)	8,942,846
363

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: September 14, 2017	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: September 14, 2017	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: September 14, 2017	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer